UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-01944
                                                    --------------------------

Principal Variable Contracts Fund, Inc.
----------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
----------------------------------------------------------------------------
(Address of principal executive offices)

Princor Financial Services Corporation, Des Moines, IA 50392-2080
----------------------------------------------------------------------------
(Name and address of agent for service)

Registrant' telephone number, including area code: 515-247-6783
                                                    -------------------

Date of fiscal year end:           December 31, 2007
                                   ---------------------------

Date of reporting period:          March 31, 2007
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

Schedule of Investments
March 31, 2007 (unaudited)
Asset Allocation Account
                                                                              Shares
                                                                               Held                        Value
                                                                             ---------------------------------- -----
COMMON STOCKS (60.92%)
Advertising Agencies (0.09%)
Interpublic Group of Cos Inc (a)                                                      1,714           $             21,099
Omnicom Group Inc                                                                        675                         69,107
                                                                                                          ------------------
                                                                                                          90,206
                                                                                                          ------------------
Aerospace & Defense (0.94%)
BAE Systems PLC                                                                       14,977                        135,573
Boeing Co                                                                              3,500                        311,185
General Dynamics Corp                                                                  1,600                        122,240
Lockheed Martin Corp                                                                   1,600                        155,232
Northrop Grumman Corp                                                                  1,500                        111,330
Raytheon Co                                                                            2,000                        104,920
Rockwell Collins Inc                                                                     400                         26,772
                                                                                                          ------------------
                                                                                                         967,252
                                                                                                          ------------------
Aerospace & Defense Equipment (0.27%)
United Technologies Corp                                                               4,300                        279,500
                                                                                                          ------------------

Agricultural Chemicals (0.06%)
Monsanto Co                                                                            1,200                         65,952
                                                                                                          ------------------

Agricultural Operations (0.09%)
Archer-Daniels-Midland Co                                                              2,500                         91,750
                                                                                                          ------------------

Airlines (0.05%)
Southwest Airlines Co                                                                  3,200                         47,040
                                                                                                          ------------------

Apparel Manufacturers (0.15%)
Coach Inc (a)                                                                          1,300                         65,065
Hanesbrands Inc (a)                                                                      475                         13,960
Jones Apparel Group Inc                                                                  500                         15,365
Liz Claiborne Inc                                                                        500                         21,425
VF Corp                                                                                  500                         41,310
                                                                                                          ------------------
                                                                                                         157,125
                                                                                                          ------------------
Appliances (0.03%)
Whirlpool Corp                                                                           300                         25,473
                                                                                                          ------------------

Applications Software (0.93%)
Citrix Systems Inc (a)                                                                   800                         25,624
Intuit Inc (a)                                                                         1,600                         43,776
Microsoft Corp                                                                        31,900                        889,053
                                                                                                          ------------------
                                                                                                         958,453
                                                                                                          ------------------
Athletic Footwear (0.07%)
Nike Inc                                                                                 700                         74,382
                                                                                                          ------------------

Auto - Car & Light Trucks (0.15%)
DaimlerChrysler AG                                                                       910                         75,040
Auto - Car & Light Trucks
Peugeot SA                                                                               118                          8,317
Renault SA                                                                               153                         17,894
Volkswagen AG                                                                            363                         54,601
                                                                                                          ------------------
                                                                                                         155,852
                                                                                                          ------------------
Auto - Medium & Heavy Duty Trucks (0.11%)
Paccar Inc                                                                             1,475                        108,265
                                                                                                          ------------------

Beverages - Non-Alcoholic (0.92%)
Coca-Cola Co/The                                                                       9,225                        442,800
Coca-Cola Enterprises Inc                                                              2,200                         44,550
Pepsi Bottling Group Inc                                                               1,300                         41,457
PepsiCo Inc                                                                            6,570                        417,589
                                                                                                          ------------------
                                                                                                         946,396
                                                                                                          ------------------
Beverages - Wine & Spirits (0.23%)
Brown-Forman Corp                                                                        700                         45,892
Diageo PLC                                                                             9,496                        192,379
                                                                                                          ------------------
                                                                                                         238,271
                                                                                                          ------------------
Brewery (0.15%)
Anheuser-Busch Cos Inc                                                                 3,000                        151,380
                                                                                                          ------------------

Broadcasting Services & Programming (0.07%)
Clear Channel Communications Inc                                                       2,051                         71,867
                                                                                                          ------------------

Building - Heavy Construction (0.13%)
Vinci SA                                                                                 826                        128,017
                                                                                                          ------------------

Building - Residential & Commercial (0.06%)
Centex Corp                                                                              500                         20,890
KB Home                                                                                  400                         17,068
Pulte Homes Inc                                                                          900                         23,814
                                                                                                          ------------------
                                                                                                          61,772
                                                                                                          ------------------
Building & Construction - Miscellaneous (0.05%)
Bouygues SA                                                                              689                         53,245
                                                                                                          ------------------

Building & Construction Products - Miscellaneous (0.19%)
Cie de Saint-Gobain                                                                    2,038                        199,202
                                                                                                          ------------------

Building Products - Air & Heating (0.07%)
American Standard Cos Inc                                                              1,300                         68,926
                                                                                                          ------------------

Building Products - Wood (0.10%)
Masco Corp                                                                             3,600                         98,640
                                                                                                          ------------------

Cable TV (0.27%)
Comcast Corp (a)                                                                      10,578                        274,499
                                                                                                          ------------------

Casino Hotels (0.12%)
Harrah's Entertainment Inc                                                             1,400                        118,230
                                                                                                          ------------------

Casino Services (0.08%)
International Game Technology                                                          2,006                         81,002
                                                                                                          ------------------

Cellular Telecommunications (1.23%)
Alltel Corp                                                                              700                         43,400
Mobile Telesystems OJSC ADR                                                            8,800                        492,448

Cellular Telecommunications
Turkcell Iletisim Hizmet AS                                                           28,281                        144,249
Vimpel-Communications ADR (a)                                                          5,700                        540,588
Vodafone Group PLC                                                                    16,402                         43,735
                                                                                                          ------------------
                                                                                                       1,264,420
                                                                                                          ------------------
Chemicals - Diversified (0.26%)
Arkema (a)                                                                               136                          7,797
Dow Chemical Co/The                                                                    2,000                         91,720
EI Du Pont de Nemours & Co                                                             2,200                        108,746
PPG Industries Inc                                                                       400                         28,124
Rohm & Haas Co                                                                           500                         25,860
                                                                                                          ------------------
                                                                                                         262,247
                                                                                                          ------------------
Chemicals - Specialty (0.06%)
Eastman Chemical Co                                                                      200                         12,666
Ecolab Inc                                                                               800                         34,400
Sigma-Aldrich Corp                                                                       200                          8,304
Tronox Inc                                                                                80                          1,118
                                                                                                          ------------------
                                                                                                          56,488
                                                                                                          ------------------
Commercial Banks (1.12%)
Akbank TAS                                                                            22,133                        147,871
Bank Pekao SA                                                                          2,063                        183,516
BB&T Corp                                                                                300                         12,306
Deutsche Bank AG                                                                         624                         83,990
Komercni Banka AS                                                                      1,040                        180,819
Marshall & Ilsley Corp                                                                   200                          9,262
Powszechna Kasa Oszczednosci Bank Polaki SA                                           10,890                        181,406
Regions Financial Corp                                                                   641                         22,672
Synovus Financial Corp                                                                   300                          9,702
Turkiye Garanti Bankasi AS                                                            37,748                        169,486
Turkiye Is Bankasi                                                                    30,456                        146,592
                                                                                                          ------------------
                                                                                                       1,147,622
                                                                                                          ------------------
Commercial Services (0.01%)
Live Nation Inc (a)                                                                      281                          6,199
                                                                                                          ------------------

Commercial Services - Finance (0.19%)
Equifax Inc                                                                              400                         14,580
H&R Block Inc                                                                          1,300                         27,352
Moody's Corp                                                                           1,300                         80,678
Western Union Co/The                                                                   3,047                         66,882
                                                                                                          ------------------
                                                                                                         189,492
                                                                                                          ------------------
Computer Aided Design (0.04%)
Autodesk Inc (a)                                                                       1,100                         41,360
                                                                                                          ------------------

Computer Services (0.13%)
Affiliated Computer Services Inc (a)                                                     500                         29,440
Computer Sciences Corp (a)                                                               800                         41,704
Electronic Data Systems Corp                                                           2,200                         60,896
                                                                                                          ------------------
                                                                                                         132,040
                                                                                                          ------------------
Computers (1.36%)
Apple Inc (a)                                                                          2,300                        213,693
Dell Inc (a)                                                                           8,000                        185,680
Hewlett-Packard Co                                                                     9,600                        385,344
International Business Machines Corp                                                   5,500                        518,430
Sun Microsystems Inc (a)                                                              15,700                         94,357
                                                                                                          ------------------
                                                                                                       1,397,504
                                                                                                          ------------------
Computers - Memory Devices (0.16%)
EMC Corp/Massachusetts (a)                                                             8,600                        119,110
Computers - Memory Devices
Network Appliance Inc (a)                                                              1,300                         47,476
                                                                                                          ------------------
                                                                                                         166,586
                                                                                                          ------------------
Computers - Peripheral Equipment (0.04%)
Lexmark International Inc (a)                                                            500                         29,230
Logitech International SA (a)                                                            550                         15,276
                                                                                                          ------------------
                                                                                                          44,506
                                                                                                          ------------------
Consumer Products - Miscellaneous (0.20%)
Clorox Co                                                                                800                         50,952
Fortune Brands Inc                                                                       500                         39,410
Kimberly-Clark Corp                                                                    1,700                        116,433
                                                                                                          ------------------
                                                                                                         206,795
                                                                                                          ------------------
Containers - Metal & Glass (0.01%)
Ball Corp                                                                                300                         13,755
                                                                                                          ------------------

Containers - Paper & Plastic (0.01%)
Sealed Air Corp                                                                          200                          6,320
                                                                                                          ------------------

Cosmetics & Toiletries (0.86%)
Avon Products Inc                                                                      1,700                         63,342
Colgate-Palmolive Co                                                                   1,650                        110,204
L'Oreal SA                                                                               399                         43,562
Procter & Gamble Co                                                                   10,515                        664,127
                                                                                                          ------------------
                                                                                                         881,235
                                                                                                          ------------------
Cruise Lines (0.19%)
Carnival Corp                                                                          4,183                        196,015
                                                                                                          ------------------

Data Processing & Management (0.29%)
Automatic Data Processing Inc                                                          2,300                        111,320
First Data Corp                                                                        3,047                         81,964
Fiserv Inc (a)                                                                           900                         47,754
Paychex Inc                                                                            1,400                         53,018
                                                                                                          ------------------
                                                                                                         294,056
                                                                                                          ------------------
Disposable Medical Products (0.06%)
CR Bard Inc                                                                              800                         63,608
                                                                                                          ------------------

Distribution & Wholesale (0.11%)
Wolseley PLC                                                                           3,866                         90,608
WW Grainger Inc                                                                          300                         23,172
                                                                                                          ------------------
                                                                                                         113,780
                                                                                                          ------------------
Diversified Manufacturing Operations (3.06%)
3M Co                                                                                  3,100                        236,933
Cooper Industries Ltd                                                                    600                         26,994
Danaher Corp                                                                           1,200                         85,740
Dover Corp                                                                             1,300                         63,453
Eaton Corp                                                                               800                         66,848
General Electric Co                                                                   42,300                      1,495,728
Honeywell International Inc                                                            4,100                        188,846
Illinois Tool Works Inc                                                                2,700                        139,320
Ingersoll-Rand Co Ltd                                                                  1,900                         82,403
ITT Corp                                                                                 800                         48,256
Leggett & Platt Inc                                                                      700                         15,869
Parker Hannifin Corp                                                                     700                         60,417
Siemens AG                                                                             2,949                        315,192
Textron Inc                                                                              600                         53,880

Diversified Manufacturing Operations
Tyco International Ltd                                                                 8,100                        255,555
                                                                                                          ------------------
                                                                                                       3,135,434
                                                                                                          ------------------
Diversified Minerals (0.15%)
Anglo American PLC                                                                     1,547                         81,495
BHP Billiton PLC                                                                       3,217                         71,725
                                                                                                          ------------------
                                                                                                         153,220
                                                                                                          ------------------
Diversified Operations (0.20%)
LVMH Moet Hennessy Louis Vuitton SA                                                    1,817                        201,581
                                                                                                          ------------------

Drug Delivery Systems (0.02%)
Hospira Inc (a)                                                                          580                         23,722
                                                                                                          ------------------

E-Commerce - Services (0.14%)
eBay Inc (a)                                                                           4,256                        141,086
                                                                                                          ------------------

Electric - Generation (0.22%)
AES Corp/The (a)                                                                       1,200                         25,824
CEZ                                                                                    4,483                        201,199
                                                                                                          ------------------
                                                                                                         227,023
                                                                                                          ------------------
Electric - Integrated (1.66%)
Ameren Corp                                                                              800                         40,240
American Electric Power Co Inc                                                           400                         19,500
Consolidated Edison Inc                                                                  400                         20,424
Constellation Energy Group Inc                                                           400                         34,780
Dominion Resources Inc/VA                                                              1,000                         88,770
DTE Energy Co                                                                            400                         19,160
Duke Energy Corp                                                                       3,324                         67,444
E.ON AG                                                                                2,391                        323,297
Edison International                                                                   1,000                         49,130
Entergy Corp                                                                             400                         41,968
Exelon Corp                                                                            1,900                        130,549
FirstEnergy Corp                                                                         300                         19,872
FPL Group Inc                                                                          1,300                         79,521
PG&E Corp                                                                              1,300                         62,751
PPL Corp                                                                                 800                         32,720
Progress Energy Inc                                                                      400                         20,176
Public Service Enterprise Group Inc                                                      800                         66,432
RWE AG                                                                                 1,595                        168,749
Scottish Power PLC                                                                    11,402                        179,499
Southern Co                                                                            2,300                         84,295
TXU Corp                                                                               2,000                        128,200
Xcel Energy Inc                                                                          800                         19,752
                                                                                                          ------------------
                                                                                                       1,697,229
                                                                                                          ------------------
Electric Products - Miscellaneous (0.17%)
Emerson Electric Co                                                                    3,600                        155,124
Molex Inc                                                                                700                         19,740
                                                                                                          ------------------
                                                                                                         174,864
                                                                                                          ------------------
Electronic Components - Miscellaneous (0.26%)
Jabil Circuit Inc                                                                        800                         17,128
Koninklijke Philips Electronics NV                                                     6,128                        234,039
Sanmina-SCI Corp (a)                                                                   1,900                          6,878
Solectron Corp (a)                                                                     3,800                         11,970
                                                                                                          ------------------
                                                                                                         270,015
                                                                                                          ------------------
Electronic Components - Semiconductors (1.16%)
Advanced Micro Devices Inc (a)                                                         1,500                         19,590
Altera Corp                                                                            2,200                         43,978

Electronic Components - Semiconductors
ARM Holdings PLC                                                                      17,264                         45,524
Broadcom Corp (a)                                                                      1,500                         48,105
Infineon Technologies AG (a)                                                           9,422                        146,757
Intel Corp                                                                            18,400                        351,992
Micron Technology Inc (a)                                                              2,800                         33,824
Micronas Semiconductor Holding AG (a)                                                    500                         10,348
National Semiconductor Corp                                                            1,500                         36,210
Nvidia Corp (a)                                                                        2,000                         57,560
OC Oerlikon Corp AG                                                                       82                         49,801
QLogic Corp (a)                                                                          400                          6,800
STMicroelectronics NV                                                                  8,496                        163,544
Texas Instruments Inc                                                                  4,900                        147,490
Xilinx Inc                                                                             1,200                         30,876
                                                                                                          ------------------
                                                                                                       1,192,399
                                                                                                          ------------------
Electronic Forms (0.10%)
Adobe Systems Inc (a)                                                                  2,400                        100,080
                                                                                                          ------------------

Electronic Measurement Instruments (0.05%)
Agilent Technologies Inc (a)                                                           1,600                         53,904
                                                                                                          ------------------

Electronic Parts Distribution (0.01%)
Electrocomponents PLC                                                                    980                          5,583
                                                                                                          ------------------

Emerging Market - Equity (2.35%)
iShares MSCI Emerging Markets Index Fund                                              20,700                      2,407,203
                                                                                                          ------------------

Engineering - Research & Development Services (0.10%)
ABB Ltd                                                                                5,738                         98,219
                                                                                                          ------------------

Enterprise Software & Services (0.60%)
CA Inc                                                                                 2,100                         54,411
Oracle Corp (a)                                                                       13,871                        251,481
SAP AG                                                                                 6,944                        309,915
                                                                                                          ------------------
                                                                                                         615,807
                                                                                                          ------------------
Entertainment Software (0.06%)
Electronic Arts Inc (a)                                                                1,300                         65,468
                                                                                                          ------------------

Fiduciary Banks (0.30%)
Bank of New York Co Inc/The                                                            3,200                        129,760
Mellon Financial Corp                                                                  2,100                         90,594
State Street Corp                                                                      1,400                         90,650
                                                                                                          ------------------
                                                                                                         311,004
                                                                                                          ------------------
Finance - Consumer Loans (0.06%)
SLM Corp                                                                               1,600                         65,440
                                                                                                          ------------------

Finance - Credit Card (0.26%)
American Express Co                                                                    4,800                        270,720
                                                                                                          ------------------

Finance - Investment Banker & Broker (2.63%)
Bear Stearns Cos Inc/The                                                                 500                         75,175
Charles Schwab Corp/The                                                                4,100                         74,989
Citigroup Inc                                                                         17,616                        904,405
Credit Suisse Group                                                                    1,983                        142,301
Goldman Sachs Group Inc/The                                                            1,675                        346,105
JPMorgan Chase & Co                                                                   12,628                        610,943
Lehman Brothers Holdings Inc                                                           2,100                        147,147

Finance - Investment Banker & Broker
Merrill Lynch & Co Inc                                                                 3,200                        261,344
Piper Jaffray Cos (a)                                                                     73                          4,522
UBS AG                                                                                 2,181                        129,588
                                                                                                          ------------------
                                                                                                       2,696,519
                                                                                                          ------------------
Finance - Mortgage Loan/Banker (0.06%)
Countrywide Financial Corp                                                               400                         13,456
Fannie Mae                                                                               400                         21,832
Freddie Mac                                                                              400                         23,796
                                                                                                          ------------------
                                                                                                          59,084
                                                                                                          ------------------
Finance - Other Services (0.25%)
Man Group Plc                                                                         23,344                        254,952
                                                                                                          ------------------

Financial Guarantee Insurance (0.10%)
AMBAC Financial Group Inc                                                                400                         34,556
MBIA Inc                                                                               1,000                         65,490
MGIC Investment Corp                                                                     100                          5,892
                                                                                                          ------------------
                                                                                                         105,938
                                                                                                          ------------------
Food - Confectionery (0.12%)
Hershey Co/The                                                                         1,100                         60,126
WM Wrigley Jr Co                                                                       1,150                         58,569
                                                                                                          ------------------
                                                                                                         118,695
                                                                                                          ------------------
Food - Miscellaneous/Diversified (0.93%)
Cadbury Schweppes PLC                                                                  3,053                         39,171
Campbell Soup Co                                                                       2,000                         77,900
ConAgra Foods Inc                                                                      2,300                         57,293
General Mills Inc                                                                      1,400                         81,508
HJ Heinz Co                                                                            1,500                         70,680
Kellogg Co                                                                             1,700                         87,431
Nestle SA                                                                                944                        367,648
Sara Lee Corp                                                                          3,800                         64,296
Unilever NV                                                                            3,743                        109,002
                                                                                                          ------------------
                                                                                                         954,929
                                                                                                          ------------------
Food - Retail (0.36%)
Carrefour SA                                                                             754                         55,146
Koninklijke Ahold NV (a)                                                                 835                          9,760
Kroger Co/The                                                                          3,700                        104,525
Metro AG                                                                                 136                          9,640
Safeway Inc                                                                              900                         32,976
Tesco PLC                                                                             17,630                        154,124
                                                                                                          ------------------
                                                                                                         366,171
                                                                                                          ------------------
Food - Wholesale & Distribution (0.05%)
Supervalu Inc                                                                            145                          5,665
Sysco Corp                                                                             1,300                         43,979
                                                                                                          ------------------
                                                                                                          49,644
                                                                                                          ------------------
Forestry (0.10%)
Plum Creek Timber Co Inc                                                               1,700                         67,014
Weyerhaeuser Co                                                                          500                         37,370
                                                                                                          ------------------
                                                                                                         104,384
                                                                                                          ------------------
Gambling (Non-Hotel) (0.01%)
Ladbrokes PLC                                                                          1,791                         14,186
                                                                                                          ------------------

Gas - Distribution (0.05%)
KeySpan Corp                                                                             400                         16,460
NiSource Inc                                                                             400                          9,776

Gas - Distribution
Sempra Energy                                                                            400                         24,404
                                                                                                          ------------------
                                                                                                          50,640
                                                                                                          ------------------
Gold Mining (0.04%)
Newmont Mining Corp                                                                      900                         37,791
                                                                                                          ------------------

Health Care Cost Containment (0.09%)
McKesson Corp                                                                          1,500                         87,810
                                                                                                          ------------------

Home Decoration Products (0.03%)
Newell Rubbermaid Inc                                                                    900                         27,981
                                                                                                          ------------------

Hotels & Motels (0.60%)
Accor SA                                                                               2,004                        191,515
Hilton Hotels Corp                                                                     2,200                         79,112
Intercontinental Hotels Group PLC                                                      1,722                         42,561
Marriott International Inc                                                             3,364                        164,702
Starwood Hotels & Resorts Worldwide Inc                                                1,778                        115,303
Wyndham Worldwide Corp (a)                                                               620                         21,173
                                                                                                          ------------------
                                                                                                         614,366
                                                                                                          ------------------
Human Resources (0.03%)
Monster Worldwide Inc (a)                                                                300                         14,211
Robert Half International Inc                                                            500                         18,505
                                                                                                          ------------------
                                                                                                          32,716
                                                                                                          ------------------
Industrial Automation & Robots (0.02%)
Rockwell Automation Inc                                                                  400                         23,948
                                                                                                          ------------------

Industrial Gases (0.08%)
Air Products & Chemicals Inc                                                             400                         29,556
Praxair Inc                                                                              800                         50,368
                                                                                                          ------------------
                                                                                                          79,924
                                                                                                          ------------------
Instruments - Scientific (0.08%)
Applera Corp - Applied Biosystems Group                                                  700                         20,699
Thermo Fisher Scientific Inc (a)                                                         700                         32,725
Waters Corp (a)                                                                          400                         23,200
                                                                                                          ------------------
                                                                                                          76,624
                                                                                                          ------------------
Insurance Brokers (0.12%)
AON Corp                                                                               1,100                         41,756
Marsh & McLennan Cos Inc                                                               2,800                         82,012
                                                                                                          ------------------
                                                                                                         123,768
                                                                                                          ------------------
Internet Security (0.10%)
Symantec Corp (a)                                                                      4,148                         71,760
VeriSign Inc (a)                                                                       1,100                         27,632
                                                                                                          ------------------
                                                                                                          99,392
                                                                                                          ------------------
Investment Management & Advisory Services (0.19%)
Ameriprise Financial Inc                                                                 880                         50,283
Franklin Resources Inc                                                                   800                         96,664
Legg Mason Inc                                                                           500                         47,105
                                                                                                          ------------------
                                                                                                         194,052
                                                                                                          ------------------
Leisure & Recreation Products (0.01%)
Brunswick Corp/DE                                                                        400                         12,740
                                                                                                          ------------------

Life & Health Insurance (0.87%)
Aflac Inc                                                                              2,300                        108,238
Aviva PLC                                                                             12,093                        178,122
Cigna Corp                                                                               800                        114,128

Life & Health Insurance
Lincoln National Corp                                                                  1,389                         94,160
Prudential Financial Inc                                                               2,100                        189,546
Prudential PLC                                                                        14,378                        203,007
Unum Group                                                                               100                          2,303
                                                                                                          ------------------
                                                                                                         889,504
                                                                                                          ------------------
Linen Supply & Related Items (0.01%)
Cintas Corp                                                                              400                         14,440
                                                                                                          ------------------

Machinery - Construction & Mining (0.20%)
Caterpillar Inc                                                                        3,100                        207,793
                                                                                                          ------------------

Machinery - Farm (0.11%)
Deere & Co                                                                             1,000                        108,640
                                                                                                          ------------------

Medical - Biomedical/Gene (0.50%)
Amgen Inc (a)                                                                          6,300                        352,044
Biogen Idec Inc (a)                                                                    1,905                         84,544
Genzyme Corp (a)                                                                         800                         48,016
Medimmune Inc (a)                                                                        500                         18,195
Millipore Corp (a)                                                                       100                          7,247
                                                                                                          ------------------
                                                                                                         510,046
                                                                                                          ------------------
Medical - Drugs (3.34%)
Abbott Laboratories                                                                    7,100                        396,180
Allergan Inc                                                                             600                         66,492
AstraZeneca PLC                                                                        1,617                         86,996
Bristol-Myers Squibb Co                                                                9,700                        269,272
Eli Lilly & Co                                                                         5,000                        268,550
Forest Laboratories Inc (a)                                                            1,600                         82,304
GlaxoSmithKline PLC                                                                    6,648                        182,759
Merck & Co Inc                                                                         8,300                        366,611
Novartis AG                                                                            2,906                        166,686
Novo-Nordisk A/S                                                                         617                         56,304
Pfizer Inc                                                                            29,200                        737,592
Roche Holding AG                                                                         819                        144,908
Sanofi-Aventis                                                                         1,207                        104,965
Schering-Plough Corp                                                                   8,000                        204,080
Wyeth                                                                                  5,900                        295,177
                                                                                                          ------------------
                                                                                                       3,428,876
                                                                                                          ------------------
Medical - HMO (0.78%)
Aetna Inc                                                                              3,400                        148,886
Humana Inc (a)                                                                           900                         52,218
UnitedHealth Group Inc                                                                 7,200                        381,384
WellPoint Inc (a)                                                                      2,700                        218,970
                                                                                                          ------------------
                                                                                                         801,458
                                                                                                          ------------------
Medical - Hospitals (0.04%)
Health Management Associates Inc                                                       2,100                         22,827
Tenet Healthcare Corp (a)                                                              2,600                         16,718
                                                                                                          ------------------
                                                                                                          39,545
                                                                                                          ------------------
Medical - Nursing Homes (0.02%)
Manor Care Inc                                                                           300                         16,308
                                                                                                          ------------------

Medical - Wholesale Drug Distribution (0.29%)
AmerisourceBergen Corp                                                                 2,400                        126,600
Cardinal Health Inc                                                                    2,400                        175,080
                                                                                                          ------------------
                                                                                                         301,680
                                                                                                          ------------------

Medical Information Systems (0.05%)
IMS Health Inc                                                                         1,800                         53,388
                                                                                                          ------------------

Medical Instruments (0.49%)
Boston Scientific Corp (a)                                                             3,191                         46,397
Medtronic Inc                                                                          6,617                        324,630
St Jude Medical Inc (a)                                                                3,350                        125,994
                                                                                                          ------------------
                                                                                                         497,021
                                                                                                          ------------------
Medical Laboratory & Testing Service (0.05%)
Quest Diagnostics Inc                                                                  1,100                         54,857
                                                                                                          ------------------

Medical Products (1.39%)
Baxter International Inc                                                               3,400                        179,078
Becton Dickinson & Co                                                                  1,300                         99,957
Biomet Inc                                                                             1,400                         59,486
Johnson & Johnson                                                                     12,400                        747,224
Nobel Biocare Holding AG                                                                 115                         41,925
Smith & Nephew PLC                                                                     2,636                         33,509
Stryker Corp                                                                           2,300                        152,536
Zimmer Holdings Inc (a)                                                                1,300                        111,033
                                                                                                          ------------------
                                                                                                       1,424,748
                                                                                                          ------------------
Metal - Aluminum (0.06%)
Alcoa Inc                                                                              1,800                         61,020
                                                                                                          ------------------

Metal - Diversified (0.11%)
Freeport-McMoRan Copper & Gold Inc                                                       501                         33,161
Rio Tinto PLC                                                                          1,346                         76,866
                                                                                                          ------------------
                                                                                                         110,027
                                                                                                          ------------------
Multi-Line Insurance (2.59%)
ACE Ltd                                                                                1,100                         62,766
Allianz SE                                                                             1,427                        293,563
Allstate Corp/The                                                                      3,200                        192,192
American International Group Inc                                                      10,075                        677,241
Assicurazioni Generali SpA                                                             7,422                        315,682
AXA SA                                                                                 7,988                        338,689
Cincinnati Financial Corp                                                                315                         13,356
Hartford Financial Services Group Inc                                                  1,800                        172,044
Loews Corp                                                                             1,900                         86,317
Metlife Inc                                                                            3,400                        214,710
XL Capital Ltd                                                                           600                         41,976
Zurich Financial Services AG                                                             845                        243,907
                                                                                                          ------------------
                                                                                                       2,652,443
                                                                                                          ------------------
Multimedia (0.70%)
McGraw-Hill Cos Inc/The                                                                1,182                         74,324
Time Warner Inc                                                                       14,524                        286,413
Viacom Inc (a)                                                                         2,582                        106,146
Walt Disney Co/The                                                                     7,138                        245,762
                                                                                                          ------------------
                                                                                                         712,645
                                                                                                          ------------------
Networking Products (0.53%)
Cisco Systems Inc (a)                                                                 21,300                        543,789
                                                                                                          ------------------

Non-Hazardous Waste Disposal (0.06%)
Waste Management Inc                                                                   1,700                         58,497
                                                                                                          ------------------

Office Automation & Equipment (0.10%)
Neopost SA                                                                               113                         16,152
OCE NV                                                                                   281                          5,150

Office Automation & Equipment
Pitney Bowes Inc                                                                         700                         31,773
Xerox Corp (a)                                                                         3,200                         54,048
                                                                                                          ------------------
                                                                                                         107,123
                                                                                                          ------------------
Office Supplies & Forms (0.02%)
ACCO Brands Corp (a)                                                                     141                          3,397
Avery Dennison Corp                                                                      300                         19,278
                                                                                                          ------------------
                                                                                                          22,675
                                                                                                          ------------------
Oil - Field Services (0.50%)
Baker Hughes Inc                                                                       1,400                         92,582
BJ Services Co                                                                         1,200                         33,480
Halliburton Co                                                                         3,400                        107,916
Schlumberger Ltd                                                                       4,100                        283,310
                                                                                                          ------------------
                                                                                                         517,288
                                                                                                          ------------------
Oil - US Royalty Trusts (0.00%)
Hugoton Royalty Trust                                                                     53                          1,335
                                                                                                          ------------------

Oil & Gas Drilling (0.13%)
Nabors Industries Ltd (a)                                                              1,000                         29,670
Transocean Inc (a)                                                                     1,300                        106,210
                                                                                                          ------------------
                                                                                                         135,880
                                                                                                          ------------------
Oil Company - Exploration & Production (0.67%)
Anadarko Petroleum Corp                                                                1,700                         73,066
Apache Corp                                                                            1,200                         84,840
Devon Energy Corp                                                                      1,700                        117,674
EOG Resources Inc                                                                        800                         57,072
Oao Gazprom (a)                                                                        7,378                        307,663
XTO Energy Inc                                                                           900                         49,329
                                                                                                          ------------------
                                                                                                         689,644
                                                                                                          ------------------
Oil Company - Integrated (4.23%)
BP PLC                                                                                31,445                        341,572
Chevron Corp                                                                           8,330                        616,087
ConocoPhillips                                                                         5,898                        403,128
Exxon Mobil Corp                                                                      22,600                      1,705,170
Hess Corp                                                                                900                         49,923
LUKOIL ADR                                                                             3,496                        301,355
Marathon Oil Corp                                                                      1,200                        118,596
Occidental Petroleum Corp                                                              2,800                        138,068
Royal Dutch Shell PLC - A Shares                                                       5,765                        191,838
Royal Dutch Shell PLC - B Shares                                                       3,569                        118,763
Total SA                                                                               5,046                        353,548
                                                                                                          ------------------
                                                                                                       4,338,048
                                                                                                          ------------------
Oil Refining & Marketing (0.28%)
Tupras Turkiye Petrol Rafinerileri AS                                                  7,582                        168,852
Valero Energy Corp                                                                     1,900                        122,531
                                                                                                          ------------------
                                                                                                         291,383
                                                                                                          ------------------
Optical Supplies (0.07%)
Bausch & Lomb Inc                                                                        200                         10,232
Cie Generale d'Optique Essilor International SA                                          527                         60,543
                                                                                                          ------------------
                                                                                                          70,775
                                                                                                          ------------------
Paper & Related Products (0.07%)
International Paper Co                                                                 1,000                         36,400
MeadWestvaco Corp                                                                        600                         18,504
Temple-Inland Inc                                                                        300                         17,922
                                                                                                          ------------------
                                                                                                          72,826
                                                                                                          ------------------

Pharmacy Services (0.17%)
Express Scripts Inc (a)                                                                1,000                         80,720
Medco Health Solutions Inc (a)                                                         1,350                         97,915
                                                                                                          ------------------
                                                                                                         178,635
                                                                                                          ------------------
Photo Equipment & Supplies (0.02%)
Eastman Kodak Co                                                                       1,000                         22,560
                                                                                                          ------------------

Pipelines (0.14%)
Kinder Morgan Inc                                                                        400                         42,580
Spectra Energy Corp                                                                    1,662                         43,661
Williams Cos Inc                                                                       2,000                         56,920
                                                                                                          ------------------
                                                                                                         143,161
                                                                                                          ------------------
Power Converter & Supply Equipment (0.19%)
Schneider Electric SA                                                                  1,504                        190,926
                                                                                                          ------------------

Printing - Commercial (0.02%)
RR Donnelley & Sons Co                                                                   600                         21,954
                                                                                                          ------------------

Private Corrections (0.00%)
Corrections Corp of America (a)                                                           10                            528
                                                                                                          ------------------

Property & Casualty Insurance (0.26%)
Chubb Corp                                                                             1,200                         62,004
Progressive Corp/The                                                                   3,900                         85,098
Travelers Cos Inc/The                                                                  2,245                        116,224
                                                                                                          ------------------
                                                                                                         263,326
                                                                                                          ------------------
Publicly Traded Investment Fund (3.36%)
iShares MSCI Mexico Index Fund                                                        40,400                      2,194,528
Midcap SPDR Trust Series 1                                                                37                          5,715
Streettracks Gold Trust (a)                                                           18,900                      1,242,864
                                                                                                          ------------------
                                                                                                       3,443,107
                                                                                                          ------------------
Publishing - Newspapers (0.11%)
Gannett Co Inc                                                                           960                         54,038
New York Times Co                                                                        802                         18,855
Tribune Co                                                                             1,332                         42,771
                                                                                                          ------------------
                                                                                                         115,664
                                                                                                          ------------------
Publishing - Periodicals (0.01%)
Idearc Inc                                                                               325                         11,408
                                                                                                          ------------------

Quarrying (0.03%)
Vulcan Materials Co                                                                      300                         34,944
                                                                                                          ------------------

Radio (0.00%)
Cumulus Media Inc (a)                                                                      9                             84
                                                                                                          ------------------

Real Estate Magagement & Services (0.03%)
Realogy Corp (a)                                                                       1,075                         31,831
                                                                                                          ------------------

Regional Banks (1.16%)
Bank of America Corp                                                                  16,691                        851,575
Capital One Financial Corp                                                             1,400                        105,644
Comerica Inc                                                                             100                          5,912
Fifth Third Bancorp                                                                      400                         15,476
Keycorp                                                                                  100                          3,747
National City Corp                                                                       400                         14,900
PNC Financial Services Group Inc                                                         200                         14,394

Regional Banks
SunTrust Banks Inc                                                                       200                         16,608
US Bancorp                                                                             1,000                         34,970
Wachovia Corp                                                                          1,099                         60,500
Wells Fargo & Co                                                                       1,800                         61,974
                                                                                                          ------------------
                                                                                                       1,185,700
                                                                                                          ------------------
Reinsurance (0.03%)
Muenchener Rueckversicherungs AG                                                         196                         33,055
                                                                                                          ------------------

REITS - Apartments (0.10%)
Equity Residential                                                                     2,200                        106,106
                                                                                                          ------------------

REITS - Diversified (0.14%)
Land Securities Group PLC                                                              3,434                        144,612
                                                                                                          ------------------

REITS - Hotels (0.04%)
Host Hotels & Resorts Inc                                                              1,710                         44,990
                                                                                                          ------------------

REITS - Warehouse & Industrial (0.11%)
Prologis                                                                               1,700                        110,381
                                                                                                          ------------------

Rental - Auto & Equipment (0.01%)
Avis Budget Group Inc                                                                    310                          8,469
                                                                                                          ------------------

Retail - Apparel & Shoe (0.03%)
Gap Inc/The                                                                              944                         16,246
Ltd Brands Inc                                                                           728                         18,972
                                                                                                          ------------------
                                                                                                          35,218
                                                                                                          ------------------
Retail - Auto Parts (0.01%)
Autozone Inc (a)                                                                         105                         13,455
                                                                                                          ------------------

Retail - Bedding (0.01%)
Bed Bath & Beyond Inc (a)                                                                298                         11,971
                                                                                                          ------------------

Retail - Building Products (0.12%)
Home Depot Inc                                                                         1,993                         73,223
Lowe's Cos Inc                                                                         1,598                         50,321
                                                                                                          ------------------
                                                                                                         123,544
                                                                                                          ------------------
Retail - Consumer Electronics (0.03%)
Best Buy Co Inc                                                                          553                         26,942
                                                                                                          ------------------

Retail - Discount (0.69%)
Costco Wholesale Corp                                                                  1,375                         74,030
Dollar General Corp                                                                      680                         14,382
Family Dollar Stores Inc                                                                 359                         10,633
Target Corp                                                                              849                         50,312
TJX Cos Inc                                                                              596                         16,068
Wal-Mart Stores Inc                                                                   11,600                        544,620
                                                                                                          ------------------
                                                                                                         710,045
                                                                                                          ------------------
Retail - Drug Store (0.15%)
CVS/Caremark Corp                                                                      1,500                         51,210
Walgreen Co                                                                            2,275                        104,400
                                                                                                          ------------------
                                                                                                         155,610
                                                                                                          ------------------
Retail - Jewelry (0.20%)
Compagnie Financiere Richemont SA                                                      3,359                        187,832

Retail - Jewelry
Tiffany & Co                                                                             346                         15,736
                                                                                                          ------------------
                                                                                                         203,568
                                                                                                          ------------------
Retail - Major Department Store (0.03%)
JC Penney Co Inc                                                                         341                         28,017
                                                                                                          ------------------

Retail - Office Supplies (0.02%)
Staples Inc                                                                              945                         24,419
                                                                                                          ------------------

Retail - Regional Department Store (0.05%)
Federated Department Stores Inc                                                          716                         32,256
Kohl's Corp (a)                                                                          297                         22,753
                                                                                                          ------------------
                                                                                                          55,009
                                                                                                          ------------------
Retail - Restaurants (0.83%)
Darden Restaurants Inc                                                                   800                         32,952
McDonald's Corp                                                                        9,969                        449,103
Starbucks Corp (a)                                                                     6,074                        190,481
Tim Hortons Inc                                                                          812                         24,701
Wendy's International Inc                                                                600                         18,780
Yum! Brands Inc                                                                        2,298                        132,733
                                                                                                          ------------------
                                                                                                         848,750
                                                                                                          ------------------
Rubber - Tires (0.10%)
Compagnie Generale des Etablissements Michelin                                           477                         52,677
Continental AG                                                                           360                         46,523
                                                                                                          ------------------
                                                                                                          99,200
                                                                                                          ------------------
Savings & Loans - Thrifts (0.02%)
Washington Mutual Inc                                                                    500                         20,190
                                                                                                          ------------------

Schools (0.01%)
Apollo Group Inc (a)                                                                     300                         13,170
                                                                                                          ------------------

Semiconductor Component - Integrated Circuits (0.10%)
Analog Devices Inc                                                                     1,000                         34,490
Linear Technology Corp                                                                 1,000                         31,590
Maxim Integrated Products Inc                                                          1,300                         38,220
                                                                                                          ------------------
                                                                                                         104,300
                                                                                                          ------------------
Semiconductor Equipment (0.32%)
Applied Materials Inc                                                                  5,300                         97,096
ASML Holding NV (a)                                                                    6,043                        149,261
Kla-Tencor Corp                                                                          800                         42,656
Novellus Systems Inc (a)                                                                 800                         25,616
Teradyne Inc (a)                                                                         800                         13,232
Verigy Ltd (a)                                                                           195                          4,576
                                                                                                          ------------------
                                                                                                         332,437
                                                                                                          ------------------
Soap & Cleaning Products (0.04%)
Reckitt Benckiser PLC                                                                    873                         45,456
                                                                                                          ------------------

Steel - Producers (0.07%)
Nucor Corp                                                                               700                         45,591
United States Steel Corp                                                                 300                         29,751
                                                                                                          ------------------
                                                                                                          75,342
                                                                                                          ------------------
Telecommunication Equipment (0.13%)
Alcatel-Lucent - Warrants (a)                                                            942                             89
Alcatel-Lucent ADR                                                                     3,045                         35,992
Alcatel-Lucent                                                                         3,643                         42,874
Avaya Inc (a)                                                                          1,600                         18,896

Telecommunication Equipment
Comverse Technology Inc (a)                                                              700                         14,945
Tellabs Inc (a)                                                                        1,600                         15,840
                                                                                                          ------------------
                                                                                                         128,636
                                                                                                          ------------------
Telecommunication Equipment - Fiber Optics (0.11%)
Corning Inc (a)                                                                        4,600                        104,604
JDS Uniphase Corp (a)                                                                    712                         10,844
                                                                                                          ------------------
                                                                                                         115,448
                                                                                                          ------------------
Telecommunication Services (0.02%)
Embarq Corp                                                                              306                         17,243
                                                                                                          ------------------

Telephone - Integrated (1.60%)
AT&T Inc                                                                              15,136                        596,812
BT Group PLC                                                                          10,921                         65,278
CenturyTel Inc                                                                           500                         22,595
Deutsche Telekom AG                                                                    4,912                         81,168
Portugal Telecom SGPS SA                                                               3,183                         42,648
Qwest Communications International Inc (a)                                             5,000                         44,950
Royal KPN NV                                                                           4,813                         74,967
Sprint Nextel Corp                                                                     6,138                        116,377
Swisscom AG                                                                              187                         67,596
Telecom Italia SpA RNC                                                                10,709                         26,480
Telecom Italia SpA                                                                    20,613                         58,789
Telefonica SA                                                                          8,378                        184,663
Telefonica SA ADR                                                                          1                             66
Verizon Communications Inc                                                             6,500                        246,480
Windstream Corp                                                                          723                         10,621
                                                                                                          ------------------
                                                                                                       1,639,490
                                                                                                          ------------------
Television (0.45%)
CBS Corp                                                                               2,582                         78,984
Central European Media Enterprises Ltd (a)                                             2,300                        203,550
TVN SA (a)                                                                            19,824                        180,249
                                                                                                          ------------------
                                                                                                         462,783
                                                                                                          ------------------
Therapeutics (0.10%)
Gilead Sciences Inc (a)                                                                1,400                        107,100
                                                                                                          ------------------

Tobacco (0.74%)
Altria Group Inc                                                                       7,500                        658,575
Reynolds American Inc                                                                    900                         56,169
UST Inc                                                                                  700                         40,586
                                                                                                          ------------------
                                                                                                         755,330
                                                                                                          ------------------
Tools - Hand Held (0.02%)
Black & Decker Corp                                                                      300                         24,486
                                                                                                          ------------------

Toys (0.04%)
Mattel Inc                                                                             1,400                         38,598
                                                                                                          ------------------

Transport - Rail (0.30%)
Burlington Northern Santa Fe Corp                                                      1,100                         88,473
CSX Corp                                                                               1,800                         72,090
Norfolk Southern Corp                                                                  1,100                         55,660
Union Pacific Corp                                                                       900                         91,395
                                                                                                          ------------------
                                                                                                         307,618
                                                                                                          ------------------
Transport - Services (0.46%)
Deutsche Post AG                                                                       3,132                         94,723
FedEx Corp                                                                             1,000                        107,430

Transport - Services
United Parcel Service Inc                                                              3,800                        266,380
                                                                                                          ------------------
                                                                                                         468,533
                                                                                                          ------------------
Web Portals (0.50%)
Google Inc (a)                                                                           800                        366,528
Yahoo! Inc (a)                                                                         4,500                        140,805
                                                                                                          ------------------
                                                                                                         507,333
                                                                                                          ------------------
Wireless Equipment (0.74%)
Motorola Inc                                                                           7,600                        134,292
Nokia OYJ                                                                             11,145                        256,520
Qualcomm Inc                                                                           5,100                        217,566
Telefonaktiebolaget LM Ericsson                                                       39,500                        145,379
                                                                                                          ------------------
                                                                                                         753,757
                                                                                                          ------------------
TOTAL COMMON STOCKS                                                                                    $         62,471,121
                                                                                                          ------------------
PREFERRED STOCKS (0.01%)
Soap & Cleaning Products (0.01%)
Henkel KGaA                                                                               92                         13,609
                                                                                                          ------------------
TOTAL PREFERRED STOCKS                                                                                 $             13,609
                                                                                                          ------------------
                                                                                    Principal
                                                                                     Amount               Value
                                                                     ------------------------ ----------- ------------------
BONDS (7.11%)
Aerospace & Defense (0.07%)
Raytheon Co
6.75%, 8/15/2007                                                                      15,000                         15,064
Systems 2001 Asset Trust LLC
6.66%, 9/15/2013 (b)                                                                  52,802                         55,655
                                                                                                          ------------------
                                                                                                          70,719
                                                                                                          ------------------
Asset Backed Securities (1.48%)
Carrington Mortgage Loan Trust
5.47%, 9/25/2035 (c)                                                                  21,468                         21,471
Connecticut RRB Special Purpose Trust CL&P
5.66%, 12/30/2010 (c)                                                                200,000                        200,934
Credit-Based Asset Servicing and Securitization
5.42%, 8/25/2035 (c)                                                                  30,804                         30,803
5.38%, 6/25/2036 (c)                                                                  91,230                         91,235
First Franklin Mortgage Loan Asset Backed Certificates
5.39%, 3/25/2035 (c)                                                                  54,633                         54,640
5.42%, 7/25/2035 (c)                                                                  31,044                         31,047
5.37%, 7/25/2036 (c)                                                                 103,306                        103,294
5.37%, 3/25/2037                                                                     144,662                        144,636
Fremont Home Loan Trust
5.37%, 10/25/2036 (c)                                                                155,729                        155,646
GSAMP Trust
5.39%, 6/25/2036 (c)                                                                  72,545                         72,551
5.39%, 1/25/2037 (c)                                                                 114,196                        114,177
Long Beach Mortgage Loan Trust
5.41%, 1/25/2036 (c)                                                                  83,390                         83,402
RAAC Series
5.42%, 9/25/2045 (c)                                                                  54,552                         54,561
Residential Asset Mortgage Products Inc
5.39%, 8/25/2036 (c)                                                                 146,007                        146,007
Securitized Asset Backed Receivables LLC Trust
5.39%, 11/25/2035 (c)                                                                 36,957                         36,963
Soundview Home Equity Loan Trust
5.43%, 2/25/2037 (d)                                                                 125,000                        124,961

Asset Backed Securities
Structured Asset Investment Loan Trust
5.39%, 2/25/2036 (c)                                                                  51,830                         51,807
                                                                                                          ------------------
                                                                                                       1,518,135
                                                                                                          ------------------
Auto - Car & Light Trucks (0.03%)
DaimlerChrysler NA Holding Corp
7.20%, 9/ 1/2009                                                                      20,000                         20,877
8.50%, 1/18/2031                                                                       5,000                          6,244
                                                                                                          ------------------
                                                                                                          27,121
                                                                                                          ------------------
Automobile Sequential (0.01%)
Capital Auto Receivables Asset Trust
5.40%, 1/15/2008 (c)                                                                  14,945                         14,946
                                                                                                          ------------------

Brewery (0.08%)
FBG Finance Ltd
5.13%, 6/15/2015 (b)                                                                  45,000                         43,178
Miller Brewing Co
4.25%, 8/15/2008 (b)                                                                  40,000                         39,393
                                                                                                          ------------------
                                                                                                          82,571
                                                                                                          ------------------
Cable TV (0.12%)
Comcast Cable Communications LLC
8.38%, 5/ 1/2007                                                                      25,000                         25,056
6.75%, 1/30/2011                                                                      25,000                         26,326
7.13%, 6/15/2013                                                                       5,000                          5,419
Echostar DBS Corp
6.38%, 10/ 1/2011                                                                     65,000                         65,406
                                                                                                          ------------------
                                                                                                         122,207
                                                                                                          ------------------
Chemicals - Diversified (0.02%)
ICI Wilmington Inc
4.38%, 12/ 1/2008                                                                     20,000                         19,704
                                                                                                          ------------------

Computers (0.04%)
Hewlett-Packard Co
5.48%, 5/22/2009 (c)                                                                  40,000                         40,053
                                                                                                          ------------------

Consumer Products - Miscellaneous (0.05%)
Clorox Co
5.48%, 12/14/2007 (c)                                                                 50,000                         50,032
                                                                                                          ------------------

Credit Card Asset Backed Securities (1.27%)
American Express Credit Account Master Trust
5.43%, 11/16/2009 (c)                                                                275,000                        275,020
5.43%, 12/15/2009 (c)                                                                200,000                        200,033
5.32%, 10/15/2012                                                                    125,000                        124,999
Citibank Credit Card Issuance Trust
5.34%, 3/22/2012                                                                     150,000                        150,038
GE Capital Credit Card Master Note Trust
5.37%, 6/15/2010 (c)                                                                 150,000                        150,022
5.36%, 9/15/2010 (c)                                                                 150,000                        150,039
MBNA Credit Card Master Note Trust
5.46%, 2/16/2010 (c)                                                                 250,000                        250,186
                                                                                                          ------------------
                                                                                                       1,300,337
                                                                                                          ------------------
Diversified Financial Services (0.04%)
AXA Financial Inc
6.50%, 4/ 1/2008                                                                      20,000                         20,216

Diversified Financial Services
General Electric Capital Corp
4.25%, 12/ 1/2010                                                                     25,000                         24,269
                                                                                                          ------------------
                                                                                                          44,485
                                                                                                          ------------------
Drug Delivery Systems (0.05%)
Hospira Inc
5.83%, 3/30/2010                                                                      55,000                         55,120
                                                                                                          ------------------

Electric - Distribution (0.02%)
Detroit Edison Co/The
6.13%, 10/ 1/2010                                                                     20,000                         20,610
                                                                                                          ------------------

Electric - Integrated (0.26%)
Arizona Public Service Co
5.80%, 6/30/2014                                                                      40,000                         40,348
Consumers Energy Co
4.80%, 2/17/2009                                                                      25,000                         24,771
4.00%, 5/15/2010                                                                      15,000                         14,474
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                                      20,000                         19,602
6.09%, 12/ 8/2008 (b)(c)                                                              35,000                         35,087
5.76%, 12/ 1/2009 (c)                                                                 20,000                         19,975
Nisource Finance Corp
5.93%, 11/23/2009 (c)                                                                 30,000                         30,030
Ohio Power Co
6.00%, 6/ 1/2016                                                                      40,000                         41,479
PSEG Energy Holdings LLC
8.63%, 2/15/2008                                                                       6,000                          6,127
TXU Energy Co LLC
7.00%, 3/15/2013                                                                      25,000                         25,981
Wisconsin Electric Power Co
3.50%, 12/ 1/2007                                                                     10,000                          9,883
                                                                                                          ------------------
                                                                                                         267,757
                                                                                                          ------------------
Electric Products - Miscellaneous (0.02%)
LG Electronics Inc
5.00%, 6/17/2010 (b)                                                                  25,000                         24,644
                                                                                                          ------------------

Finance - Auto Loans (0.13%)
GMAC LLC
6.88%, 9/15/2011                                                                     130,000                        130,126
                                                                                                          ------------------

Finance - Commercial (0.09%)
Caterpillar Financial Services Corp
5.43%, 8/20/2007 (c)                                                                  55,000                         55,022
3.63%, 11/15/2007                                                                     10,000                          9,895
CIT Group Inc
3.65%, 11/23/2007                                                                     30,000                         29,676
                                                                                                          ------------------
                                                                                                          94,593
                                                                                                          ------------------
Finance - Consumer Loans (0.18%)
American General Finance Corp
4.63%, 9/ 1/2010                                                                      25,000                         24,529
HSBC Finance Corp
4.13%, 12/15/2008                                                                     15,000                         14,737
6.75%, 5/15/2011                                                                     105,000                        110,612
SLM Corp
4.00%, 1/15/2010                                                                      40,000                         38,929
                                                                                                          ------------------
                                                                                                         188,807
                                                                                                          ------------------

Finance - Credit Card (0.07%)
MBNA Corp
5.79%, 5/ 5/2008 (c)                                                                  70,000                         70,332
                                                                                                          ------------------

Finance - Investment Banker & Broker (0.09%)
JPMorgan Chase & Co
6.00%, 2/15/2009                                                                      90,000                         91,272
                                                                                                          ------------------

Finance - Mortgage Loan/Banker (0.45%)
Countrywide Home Loans Inc
3.25%, 5/21/2008                                                                      55,000                         53,750
Nationwide Building Society
4.25%, 2/ 1/2010 (b)                                                                  60,000                         58,559
Residential Capital LLC
6.38%, 6/30/2010                                                                      75,000                         74,980
6.50%, 4/17/2013                                                                      70,000                         69,335
SLM Student Loan Trust
5.38%, 4/25/2013 (c)                                                                  24,581                         24,581
5.32%, 10/25/2014                                                                    175,000                        174,998
                                                                                                          ------------------
                                                                                                         456,203
                                                                                                          ------------------
Food - Miscellaneous/Diversified (0.10%)
ConAgra Foods Inc
7.00%, 10/ 1/2028                                                                     15,000                         15,970
8.25%, 9/15/2030                                                                      20,000                         24,348
General Mills Inc
3.88%, 11/30/2007                                                                     25,000                         24,766
Sara Lee Corp
6.13%, 11/ 1/2032                                                                     40,000                         36,972
                                                                                                          ------------------
                                                                                                         102,056
                                                                                                          ------------------
Food - Retail (0.04%)
Delhaize America Inc
9.00%, 4/15/2031                                                                      30,000                         36,046
                                                                                                          ------------------

Gas - Distribution (0.03%)
Sempra Energy
4.62%, 5/17/2007                                                                      30,000                         29,967
                                                                                                          ------------------

Home Equity - Other (0.99%)
ACE Securities Corp
5.64%, 5/25/2034 (c)                                                                  31,801                         31,854
5.43%, 7/25/2035 (c)                                                                  14,395                         14,396
Aegis Asset Backed Securities Trust
5.43%, 10/25/2035 (c)                                                                  4,946                          4,945
Argent Securities Inc
5.37%, 10/25/2036 (c)                                                                153,168                        153,176
Bayview Financial Acquisition Trust
5.43%, 11/28/2036 (c)(d)                                                              82,740                         82,740
Bear Stearns Asset Backed Securities Inc
5.52%, 9/25/2034 (c)                                                                  30,432                         30,447
5.44%, 8/25/2035 (c)                                                                  24,082                         24,085
5.44%, 11/25/2035 (c)                                                                 48,651                         48,659
Citigroup Mortgage Loan Trust Inc
5.39%, 8/25/2036 (c)                                                                  62,838                         62,840
Countrywide Asset-Backed Certificates
5.43%, 6/25/2035 (c)                                                                 103,335                        103,328
Option One Mortgage Loan Trust
5.37%, 7/25/2036 (c)                                                                  81,980                         81,984

Home Equity - Other
Residential Asset Securities Corp
5.92%, 6/25/2032 (c)                                                                  76,180                         76,201
Securitized Asset Backed Receivables LLC Trust
5.40%, 11/25/2036 (c)                                                                139,096                        139,073
Soundview Home Equity Loan Trust
5.40%, 1/25/2037 (c)                                                                 114,752                        114,734
Structured Asset Securities Corp
5.67%, 12/25/2034 (c)                                                                 43,077                         43,093
                                                                                                          ------------------
                                                                                                       1,011,555
                                                                                                          ------------------
Hotels & Motels (0.03%)
Hyatt Equities LLC
6.88%, 6/15/2007 (b)                                                                  35,000                         35,060
                                                                                                          ------------------

Medical - HMO (0.01%)
WellPoint Inc
3.75%, 12/14/2007                                                                     10,000                          9,888
                                                                                                          ------------------

Multimedia (0.12%)
Time Warner Inc
5.59%, 11/13/2009 (c)                                                                 80,000                         80,125
Viacom Inc
6.88%, 4/30/2036                                                                      40,000                         40,319
                                                                                                          ------------------
                                                                                                         120,444
                                                                                                          ------------------
Non-Hazardous Waste Disposal (0.01%)
Waste Management Inc
7.38%, 8/ 1/2010                                                                      10,000                         10,638
                                                                                                          ------------------

Pipelines (0.13%)
CenterPoint Energy Resources Corp
6.25%, 2/ 1/2037 (e)                                                                  15,000                         14,896
Consolidated Natural Gas Co
6.25%, 11/ 1/2011                                                                     15,000                         15,591
Kinder Morgan Finance Co ULC
5.70%, 1/ 5/2016                                                                      45,000                         42,192
Plains All American Pipeline LP
6.70%, 5/15/2036                                                                      40,000                         40,930
Texas Eastern Transmission LP
7.00%, 7/15/2032                                                                      20,000                         22,302
                                                                                                          ------------------
                                                                                                         135,911
                                                                                                          ------------------
Power Converter & Supply Equipment (0.03%)
Cooper Industries Inc
5.25%, 11/15/2012                                                                     35,000                         34,931
                                                                                                          ------------------

Real Estate Operator & Developer (0.04%)
Brascan Corp
7.13%, 6/15/2012                                                                      40,000                         42,827
                                                                                                          ------------------

Retail - Building Products (0.02%)
Home Depot Inc
5.47%, 12/16/2009 (c)                                                                 20,000                         20,022
                                                                                                          ------------------

Retail - Drug Store (0.08%)
CVS Lease Pass Through
6.04%, 12/10/2028 (b)                                                                 64,669                         65,408

Retail - Drug Store
CVS/Caremark Corp
5.75%, 8/15/2011                                                                      15,000                         15,276
                                                                                                          ------------------
                                                                                                          80,684
                                                                                                          ------------------
Retail - Major Department Store (0.08%)
May Department Stores Co/The
5.95%, 11/ 1/2008                                                                     45,000                         45,455
6.70%, 7/15/2034                                                                      40,000                         39,452
                                                                                                          ------------------
                                                                                                          84,907
                                                                                                          ------------------
Retail - Restaurants (0.03%)
Yum! Brands Inc
8.88%, 4/15/2011                                                                      25,000                         28,070
                                                                                                          ------------------

Savings & Loans - Thrifts (0.07%)
Washington Mutual Bank
5.50%, 1/15/2013                                                                      30,000                         29,938
Washington Mutual Inc
8.25%, 4/ 1/2010                                                                      35,000                         37,812
                                                                                                          ------------------
                                                                                                          67,750
                                                                                                          ------------------
Special Purpose Entity (0.27%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/2011 (b)                                                                 110,000                        114,829
Farmers Exchange Capital
7.05%, 7/15/2028 (b)                                                                 110,000                        112,778
Xlliac Global Funding
4.80%, 8/10/2010 (b)                                                                  55,000                         54,236
                                                                                                          ------------------
                                                                                                         281,843
                                                                                                          ------------------
Telephone - Integrated (0.35%)
AT&T Corp
7.30%, 11/15/2011 (c)                                                                 12,000                         13,027
8.00%, 11/15/2031 (c)                                                                 45,000                         55,610
AT&T Inc
6.15%, 9/15/2034                                                                      25,000                         24,605
France Telecom SA
8.50%, 3/ 1/2031 (c)                                                                  40,000                         51,986
Sprint Capital Corp
8.75%, 3/15/2032                                                                       5,000                          5,898
Telecom Italia Capital SA
4.00%, 11/15/2008                                                                     25,000                         24,507
4.00%, 1/15/2010                                                                      30,000                         28,984
Telefonica Europe BV
8.25%, 9/15/2030                                                                      45,000                         53,909
Verizon New England Inc
6.50%, 9/15/2011                                                                      95,000                         99,045
                                                                                                          ------------------
                                                                                                         357,571
                                                                                                          ------------------
Textile - Home Furnishings (0.03%)
Mohawk Industries Inc
7.20%, 4/15/2012                                                                      25,000                         26,485
                                                                                                          ------------------

Transport - Rail (0.05%)
Norfolk Southern Corp
7.35%, 5/15/2007                                                                      30,000                         30,062
Union Pacific Corp
6.79%, 11/ 9/2007                                                                     15,000                         15,102
6.63%, 2/ 1/2008                                                                      10,000                         10,102
                                                                                                          ------------------
                                                                                                          55,266
                                                                                                          ------------------

Transport - Services (0.03%)
FedEx Corp
7.25%, 2/15/2011                                                                      30,000                         32,031
                                                                                                          ------------------
TOTAL BONDS                                                                                            $          7,293,726
                                                                                                          ------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (19.24%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.44%)
7.50%, 10/ 1/2030                                                                     32,591                         34,091
12.00%, 7/ 1/2010                                                                     10,136                         10,901
12.00%, 7/ 1/2013                                                                     17,898                         19,813
12.00%, 6/ 1/2015                                                                     16,906                         18,814
11.50%, 10/ 1/2015                                                                    24,892                         27,575
10.00%, 9/ 1/2017                                                                     13,816                         14,565
5.64%, 1/ 1/2037                                                                     123,726                        124,784
5.76%, 1/ 1/2037 (d)                                                                 200,000                        201,469
                                                                                                          ------------------
                                                                                                         452,012
                                                                                                          ------------------
Federal National Mortgage Association (FNMA) (5.64%)
7.00%, 6/ 1/2032                                                                      76,829                         80,062
7.00%, 10/ 1/2032                                                                     51,888                         54,076
7.00%, 10/ 1/2034                                                                     31,668                         32,865
7.00%, 4/ 1/2037 (f)                                                                 250,000                        257,812
7.00%, 5/ 1/2037 (f)                                                               1,775,000                      1,828,804
8.00%, 2/ 1/2012                                                                      14,709                         15,202
10.00%, 4/ 1/2016                                                                     13,898                         14,937
7.00%, 4/ 1/2023                                                                       2,520                          2,627
7.50%, 4/ 1/2030                                                                       1,165                          1,221
7.50%, 6/ 1/2030                                                                      55,421                         58,005
7.50%, 11/ 1/2030                                                                     12,319                         12,894
7.50%, 2/ 1/2031                                                                      23,346                         24,472
8.00%, 12/ 1/2031                                                                      3,429                          3,623
8.50%, 5/ 1/2032                                                                      58,663                         63,107
7.50%, 6/ 1/2032                                                                      42,997                         44,883
6.50%, 12/ 1/2032                                                                    202,891                        208,596
7.50%, 9/ 1/2035                                                                      98,413                        103,000
6.90%, 1/ 1/2036 (c)                                                                 414,249                        426,372
6.92%, 3/ 1/2036 (c)                                                                 211,458                        217,703
6.98%, 3/ 1/2036 (c)                                                                 204,438                        210,505
7.40%, 4/ 1/2036 (c)                                                                 426,987                        445,243
7.44%, 4/ 1/2036 (c)                                                                 327,223                        337,328
7.40%, 5/ 1/2036 (c)                                                                 248,050                        255,722
7.42%, 5/ 1/2036 (c)                                                                 248,686                        255,487
7.43%, 7/ 1/2036 (c)                                                                 247,096                        253,905
7.45%, 7/ 1/2036 (c)                                                                 173,667                        179,045
7.43%, 8/ 1/2036 (c)                                                                 144,988                        149,504
6.03%, 4/ 1/2037 (d)                                                                 125,000                        126,777
6.12%, 4/ 1/2037 (d)                                                                 125,000                        126,548
                                                                                                          ------------------
                                                                                                       5,790,325
                                                                                                          ------------------
Government National Mortgage Association (GNMA) (0.04%)
12.00%, 12/15/2012                                                                    22,975                         25,642
10.50%, 4/15/2014                                                                     10,832                         11,978
                                                                                                          ------------------
                                                                                                          37,620
                                                                                                          ------------------
U.S. Treasury (13.12%)
5.08%, 4/16/2007                                                                     300,000                        299,401
4.63%, 2/29/2008                                                                     500,000                        498,633
4.88%, 1/31/2009                                                                     750,000                        752,959
4.88%, 5/15/2009                                                                   1,350,000                      1,357,278
3.88%, 2/15/2013                                                                   1,955,000                      1,888,331
4.25%, 8/15/2013                                                                   2,350,000                      2,309,885
4.25%, 11/15/2013                                                                  1,560,000                      1,530,689

U.S. Treasury
4.00%, 2/15/2014                                                                     610,000                        588,460
4.25%, 8/15/2014                                                                     980,000                        957,988
8.13%, 8/15/2019                                                                     125,000                        163,242
8.13%, 8/15/2021                                                                   1,050,000                      1,397,320
6.38%, 8/15/2027                                                                     260,000                        307,938
5.50%, 8/15/2028                                                                      25,000                         26,889
6.13%, 8/15/2029                                                                   1,180,000                      1,372,395
                                                                                                          ------------------
                                                                                                      13,451,408
                                                                                                          ------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                  $         19,731,365
                                                                                                          ------------------
SHORT TERM INVESTMENTS (3.79%)
Sovereign Agencies (3.79%)
Fannie Mae Discount Notes
5.16%, 4/25/2007                                                                     400,000                        398,624
5.14%, 6/13/2007                                                                     600,000                        593,746
Federal Home Loan Bank Discount Notes
5.165%, 4/11/2007                                                                    400,000                        399,426
Freddie Mac Discount Notes
5.14%, 4/ 5/2007                                                                   1,200,000                      1,199,315
5.16%, 4/25/2007                                                                   1,300,000                      1,295,710
                                                                                                          ------------------
                                                                                                       3,886,821
                                                                                                          ------------------
TOTAL SHORT TERM INVESTMENTS                                                                           $          3,886,821
                                                                                                          ------------------
Total Investments                                                                                      $         93,396,642
Other Assets in Excess of Liabilities, Net - 8.93%                                                                9,160,487
                                                                                                          ------------------
TOTAL NET ASSETS - 100.00%                                                                             $        102,557,129
                                                                                                          ==================
                                                                                                          ------------------

                                                                                                          ==================

(a)  Non-Income Producing Security

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $638,827 or 0.62% of net assets.

(c)   Variable Rate

(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $662,495 or 0.65% of net assets.

(e)  Security purchased on a when-issued basis.

(f) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $         17,130,631
Unrealized Depreciation                                    (1,381,865)
                                                     ------------------
Net Unrealized Appreciation (Depreciation)                  15,748,766
Cost for federal income tax purposes                        76,052,765


                                             SCHEDULE OF FUTURES CONTRACTS
                                                                                        Current            Unrealized
                                      Number of               Original                   Market           Appreciation/
Type                                  Contracts                Value                     Value           (Depreciation)
------------------------------------- ---------- ---------------------- ---------------------------- ------------------
Buy:
Australia 10 Year Bond; June 2007        11                   $913,760                     $898,335          $(15,425)
FTSE 100 Index; June 2007                 5                    615,984                      622,430              6,446
Hang Seng Index; April 2007               6                    749,256                      763,218             13,962
Long Gilt; June 2007                      6                  1,286,141                    1,272,920           (13,221)
MSCI Sing IX; April 2007                  7                    359,296                      366,345              7,049
NASDAQ 100; June 2007                     3                    530,577                      537,225              6,648
S&P 500 eMini; June 2007                  3                    212,900                      214,680              1,780
SPI 200; June 2007                        8                    936,096                      976,423             40,327
Topix Index; June 2007                   30                  4,229,034                    4,369,908            140,874
U.S. 10 Year Note; June 2007              5                    540,011                      540,625                614
U.S. Long Bond; June 2007                17                  1,906,562                    1,891,250           (15,312)

                                                                                   Unrealized
                             Number of     Original            Market             Appreciation/
Type                         Contracts      Value              Value             (Depreciation)
---------------------------- ---------- --------------- --------- ------------------
Sell:
DJ Euro Stoxx 50; June 2007      2            $112,845         $109,806           $(3,039)
S&P 500; June 2007               4           1,401,634        1,431,200           (29,566)

Portfolio Summary (unaudited)
-----------------------------------------------------------
Sector                                             Percent
-----------------------------------------------------------
Government                                          16.91%
Consumer, Non-cyclical                              12.73%
Financial                                           11.68%
Communications                                       7.36%
Industrial                                           7.09%
Mortgage Securities                                  6.12%
Energy                                               6.10%
Funds                                                5.70%
Technology                                           5.50%
Consumer, Cyclical                                   4.39%
Asset Backed Securities                              3.94%
Utilities                                            2.24%
Basic Materials                                      1.11%
Diversified                                          0.20%
Other Assets in Excess of Liabilities, Net           8.93%
                                            ---------------
TOTAL NET ASSETS                                   100.00%
                                            ===============

Other Assets Summary (unaudited)
----------------------------------------------------
Asset Type                                  Percent
----------------------------------------------------
Currency Contracts                           48.91%
Futures                                      13.65%

                     SCHEDULE OF FOREIGN CURRENCY CONTRACTS
 Foreign Currency       Delivery   Contracts   In           Value              Net Unrealized Appreciation
Purchase Contracts        Date     to Accept   Exchange
                                                  For
-------------------------- ----------- ----------- ---------- ----------- -----------------

-------------------------- ----------- ----------- ---------- ----------- -----------------
Australian Dollar          06/14/2007   3,294,338  $2,581,679 $2,658,558           $76,879
Canadian Dollar            06/14/2007   1,139,559    975,609     989,558            13,949
Swiss Franc                06/14/2007   1,037,857    854,200     859,934             5,734
Chinese Renminbi           07/16/2007  56,726,797  7,428,862   7,466,272            37,410
Euro                       06/14/2007   4,871,881  6,450,721   6,526,780            76,059
British Pound              06/14/2007   3,691,688  7,129,257   7,261,243           131,986
Japanese Yen               06/14/2007  565,660,170 4,864,736   4,848,643          (16,093)
Norwegian Krone            06/14/2007     836,185    136,662     137,918             1,256
Swedish Krona              06/14/2007   1,554,053    221,542     223,563             2,021
Singapore Dollar           06/14/2007     246,244    162,204     163,176               972

 Foreign Currency       Delivery   Contracts   In           Value              Net Unrealized Appreciation
  Sale Contracts          Date     to Deliver  Exchange
                                                  For
--------------------------- ----------- ----------- ---------- ----------- --------------------

--------------------------- ----------- ----------- ---------- ----------- --------------------
Australian Dollar           06/14/2007   4,919,238  $3,853,867 $3,969,865           $(115,998)
Canadian Dollar             06/14/2007   4,739,727  4,063,951   4,115,830             (51,879)
Swiss Franc                 06/14/2007   1,799,527  1,480,904   1,491,029             (10,125)
Euro                        06/14/2007   3,135,905  4,152,697   4,201,121             (48,424)
British Pound               06/14/2007   1,893,422  3,657,594   3,724,203             (66,609)
Japanese Yen                06/14/2007  177,225,130 1,524,188   1,519,113                5,075
South African Rand          06/14/2007      12,541      1,689       1,717                 (28)

Schedule of Investments
March 31, 2007 (unaudited)
Balanced Account
                                                                                 Shares
                                                                                  Held                            Value
                                                                         -------------- --------------------- ------------------
COMMON STOCKS (62.95%)
Advertising Agencies (0.25%)
Omnicom Group Inc                                                               2,676                     $            273,969
                                                                                                              ------------------

Advertising Services (0.09%)
inVentiv Health Inc (a)                                                            676                                   25,884
WPP Group PLC ADR (b)                                                              981                                   74,546
                                                                                                              ------------------
                                                                                                             100,430
                                                                                                              ------------------
Aerospace & Defense (1.11%)
Boeing Co                                                                        4,337                                  385,603
Esterline Technologies Corp (a)                                                    610                                   25,053
General Dynamics Corp                                                            4,224                                  322,713
Lockheed Martin Corp                                                             3,500                                  339,570
Rockwell Collins Inc                                                             1,840                                  123,151
Teledyne Technologies Inc (a)                                                      975                                   36,504
                                                                                                              ------------------
                                                                                                           1,232,594
                                                                                                              ------------------
Aerospace & Defense Equipment (0.47%)
BE Aerospace Inc (a)(b)                                                          1,420                                   45,014
United Technologies Corp                                                         7,344                                  477,360
                                                                                                              ------------------
                                                                                                             522,374
                                                                                                              ------------------
Airlines (0.19%)
Alaska Air Group Inc (a)                                                           620                                   23,622
AMR Corp (a)(b)                                                                  1,460                                   44,457
Continental Airlines Inc (a)(b)                                                  2,820                                  102,620
US Airways Group Inc (a)(b)                                                        875                                   39,795
                                                                                                              ------------------
                                                                                                             210,494
                                                                                                              ------------------
Apparel Manufacturers (0.43%)
Carter's Inc (a)                                                                   540                                   13,684
Coach Inc (a)                                                                    5,814                                  290,991
Guess ? Inc                                                                      1,858                                   75,230
Oxford Industries Inc                                                              551                                   27,241
Phillips-Van Heusen (b)                                                          1,080                                   63,504
                                                                                                              ------------------
                                                                                                             470,650
                                                                                                              ------------------
Applications Software (1.08%)
Intuit Inc (a)                                                                   5,190                                  141,998
Microsoft Corp                                                                  36,922                                1,029,016
Verint Systems Inc (a)                                                             703                                   22,602
                                                                                                              ------------------
                                                                                                           1,193,616
                                                                                                              ------------------
Athletic Footwear (0.18%)
Nike Inc                                                                         1,843                                  195,837
                                                                                                              ------------------

Audio & Video Products (0.10%)
Matsushita Electric Industrial Co Ltd ADR                                        5,700                                  114,570
                                                                                                              ------------------


Auto - Car & Light Trucks (0.33%)
Fiat SpA ADR (a)                                                                 2,800                                   71,008
Nissan Motor Co Ltd ADR (b)                                                      4,325                                   92,555
Toyota Motor Corp ADR                                                            1,615                                  206,978
                                                                                                              ------------------
                                                                                                             370,541
                                                                                                              ------------------
Auto/Truck Parts & Equipment - Original (0.02%)
Tenneco Inc (a)                                                                    730                                   18,586
                                                                                                              ------------------

Auto/Truck Parts & Equipment - Replacement (0.01%)
Aftermarket Technology Corp (a)(b)                                                 448                                   10,877
                                                                                                              ------------------

Beverages - Non-Alcoholic (0.89%)
Coca-Cola Co/The                                                                11,648                                  559,104
PepsiCo Inc                                                                      6,779                                  430,873
                                                                                                              ------------------
                                                                                                             989,977
                                                                                                              ------------------
Beverages - Wine & Spirits (0.06%)
Diageo PLC ADR                                                                     846                                   68,484
                                                                                                              ------------------

Brewery (0.28%)
Anheuser-Busch Cos Inc                                                           4,615                                  232,873
SABMiller PLC ADR                                                                3,605                                   79,310
                                                                                                              ------------------
                                                                                                             312,183
                                                                                                              ------------------
Building - Heavy Construction (0.01%)
Sterling Construction Co Inc (a)(b)                                                430                                    8,196
                                                                                                              ------------------

Building - Mobile Home & Manufactured Housing (0.02%)
Williams Scotsman International Inc (a)(b)                                         925                                   18,186
                                                                                                              ------------------

Building & Construction Products - Miscellaneous (0.05%)
Interline Brands Inc (a)                                                         1,000                                   21,920
NCI Building Systems Inc (a)(b)                                                    680                                   32,463
                                                                                                              ------------------
                                                                                                              54,383
                                                                                                              ------------------
Building Products - Cement & Aggregate (0.18%)
CRH PLC ADR                                                                      3,641                                  158,347
Texas Industries Inc (b)                                                           473                                   35,726
                                                                                                              ------------------
                                                                                                             194,073
                                                                                                              ------------------
Building Products - Light Fixtures (0.03%)
Genlyte Group Inc (a)(b)                                                           532                                   37,533
                                                                                                              ------------------

Cable TV (0.31%)
Comcast Corp (a)(b)                                                              4,640                                  120,408
DIRECTV Group Inc/The (a)(b)                                                     9,610                                  221,703
                                                                                                              ------------------
                                                                                                             342,111
                                                                                                              ------------------
Casino Services (0.05%)
International Game Technology                                                    1,350                                   54,513
                                                                                                              ------------------

Cellular Telecommunications (0.26%)
Alltel Corp                                                                      1,685                                  104,470
Syniverse Holdings Inc (a)(b)                                                    1,070                                   11,278
Vodafone Group PLC ADR (b)                                                       6,611                                  177,571
                                                                                                              ------------------
                                                                                                             293,319
                                                                                                              ------------------
Chemicals - Diversified (0.27%)
BASF AG ADR (b)                                                                    787                                   88,474
Celanese Corp                                                                    3,670                                  113,183
Dow Chemical Co/The                                                                280                                   12,841
FMC Corp                                                                           384                                   28,965

Chemicals - Diversified
Lyondell Chemical Co (b)                                                         1,810                                   54,246
                                                                                                              ------------------
                                                                                                             297,709
                                                                                                              ------------------
Chemicals - Specialty (0.40%)
Albemarle Corp                                                                   3,260                                  134,768
Arch Chemicals Inc                                                               1,000                                   31,220
Hercules Inc (a)(b)                                                              3,640                                   71,126
Sigma-Aldrich Corp                                                               4,960                                  205,939
                                                                                                              ------------------
                                                                                                             443,053
                                                                                                              ------------------
Circuit Boards (0.02%)
Park Electrochemical Corp                                                          823                                   22,320
                                                                                                              ------------------

Coatings & Paint (0.21%)
Sherwin-Williams Co/The                                                          3,450                                  227,838
                                                                                                              ------------------

Collectibles (0.02%)
RC2 Corp (a)                                                                       677                                   27,344
                                                                                                              ------------------

Commercial Banks (2.25%)
ABN AMRO Holding NV ADR                                                          3,913                                  168,337
Alabama National Bancorporation (b)                                                480                                   33,989
Bancfirst Corp                                                                     164                                    7,601
Banco Bilbao Vizcaya Argentaria SA ADR                                           4,800                                  117,840
Banco Santander Central Hispano SA ADR (b)                                       8,732                                  155,692
Bank of Hawaii Corp                                                                858                                   45,500
Bank of Ireland ADR                                                              1,510                                  130,615
Bank of Nova Scotia                                                              3,140                                  144,785
Banner Corp                                                                        250                                   10,387
Barclays PLC ADR (b)                                                             2,609                                  148,556
BB&T Corp                                                                        3,531                                  144,842
BNP Paribas ADR                                                                  2,600                                  135,720
BOK Financial Corp                                                                  66                                    3,269
Capital Corp of the West (b)                                                       202                                    5,363
Central Pacific Financial Corp                                                     851                                   31,121
City Bank/Lynnwood WA (b)                                                          261                                    8,381
City Holding Co (b)                                                                346                                   13,996
Columbia Banking System Inc (b)                                                    190                                    6,409
Community Bancorp/NV (a)(b)                                                        303                                    9,317
Cullen/Frost Bankers Inc                                                           678                                   35,480
Deutsche Bank AG (b)                                                             1,000                                  134,540
East West Bancorp Inc (b)                                                        1,163                                   42,763
First Community Bancorp Inc/CA                                                     750                                   42,405
First State Bancorporation/NM                                                      300                                    6,765
Greene County Bancshares Inc                                                       228                                    7,731
HBOS PLC ADR (b)                                                                 4,594                                   96,015
Heartland Financial USA Inc (b)                                                    156                                    4,173
Heritage Commerce Corp (b)                                                         231                                    5,888
IBERIABANK Corp                                                                    125                                    6,957
Intervest Bancshares Corp (a)                                                      124                                    3,559
ITLA Capital Corp                                                                  113                                    5,878
Kookmin Bank ADR (b)                                                             1,031                                   92,945
Marshall & Ilsley Corp                                                           1,340                                   62,055
National Bank of Greece SA ADR (b)                                               8,548                                   91,635
Pinnacle Financial Partners Inc (a)(b)                                             311                                    9,489
Placer Sierra Bancshares                                                           267                                    7,225
Preferred Bank/Los Angeles CA                                                      576                                   22,585
Prosperity Bancshares Inc (b)                                                      761                                   26,437
Royal Bank of Canada                                                             2,700                                  134,730

Commercial Banks
Security Bank Corp/GA                                                              460                                    9,264
Southwest Bancorp Inc/Stillwater OK                                                262                                    6,731
Sterling Bancshares Inc/TX (b)                                                     795                                    8,888
Sterling Financial Corp/WA                                                         893                                   27,853
Toronto-Dominion Bank                                                            2,433                                  146,977
Trustmark Corp (b)                                                                 390                                   10,936
Vineyard National Bancorp                                                        1,096                                   25,252
Virginia Commerce Bancorp (a)(b)                                                   281                                    6,084
Webster Financial Corp                                                           1,490                                   71,535
West Coast Bancorp/OR                                                              226                                    7,225
Wilshire Bancorp Inc                                                               390                                    6,396
                                                                                                              ------------------
                                                                                                           2,488,116
                                                                                                              ------------------
Commercial Services (0.28%)
Alliance Data Systems Corp (a)(b)                                                2,026                                  124,842
Convergys Corp (a)                                                               6,660                                  169,231
Steiner Leisure Ltd (a)                                                            390                                   17,542
                                                                                                              ------------------
                                                                                                             311,615
                                                                                                              ------------------
Commercial Services - Finance (0.14%)
Equifax Inc                                                                      2,850                                  103,882
Morningstar Inc (a)                                                                195                                   10,070
Wright Express Corp (a)(b)                                                       1,339                                   40,612
                                                                                                              ------------------
                                                                                                             154,564
                                                                                                              ------------------
Communications Software (0.01%)
Inter-Tel Inc                                                                      510                                   12,056
                                                                                                              ------------------

Computer Aided Design (0.18%)
Ansys Inc (a)(b)                                                                   897                                   45,541
Aspen Technology Inc (a)                                                           910                                   11,830
Autodesk Inc (a)                                                                 3,650                                  137,240
MSC.Software Corp (a)                                                              520                                    7,150
                                                                                                              ------------------
                                                                                                             201,761
                                                                                                              ------------------
Computer Graphics (0.04%)
Trident Microsystems Inc (a)(b)                                                  1,985                                   39,819
                                                                                                              ------------------

Computer Services (0.23%)
Cognizant Technology Solutions Corp (a)                                          2,093                                  184,749
Manhattan Associates Inc (a)(b)                                                    420                                   11,521
Ness Technologies Inc (a)                                                        1,350                                   17,253
SI International Inc (a)                                                           510                                   14,642
SYKES Enterprises Inc (a)(b)                                                     1,667                                   30,406
                                                                                                              ------------------
                                                                                                             258,571
                                                                                                              ------------------
Computer Software (0.01%)
Double-Take Software Inc (a)                                                       500                                    6,755
                                                                                                              ------------------

Computers (1.72%)
Apple Inc (a)                                                                    5,630                                  523,083
Dell Inc (a)                                                                       291                                    6,754
Hewlett-Packard Co                                                              15,925                                  639,229
International Business Machines Corp                                             7,829                                  737,962
                                                                                                              ------------------
                                                                                                           1,907,028
                                                                                                              ------------------
Computers - Integrated Systems (0.16%)
Brocade Communications Systems Inc (a)                                           5,275                                   50,218
NCR Corp (a)                                                                     2,620                                  125,157
                                                                                                              ------------------
                                                                                                             175,375
                                                                                                              ------------------
Computers - Memory Devices (0.30%)
Imation Corp                                                                       710                                   28,670
Computers - Memory Devices
Komag Inc (a)(b)                                                                   490                                   16,037
Network Appliance Inc (a)(b)                                                     4,663                                  170,293
TDK Corp ADR (b)                                                                   950                                   82,650
Western Digital Corp (a)                                                         2,075                                   34,881
                                                                                                              ------------------
                                                                                                             332,531
                                                                                                              ------------------
Consulting Services (0.04%)
FTI Consulting Inc (a)(b)                                                        1,180                                   39,636
Huron Consulting Group Inc (a)                                                     139                                    8,457
                                                                                                              ------------------
                                                                                                              48,093
                                                                                                              ------------------
Consumer Products - Miscellaneous (0.07%)
Central Garden and Pet Co (a)(b)                                                 1,820                                   26,754
Jarden Corp (a)                                                                  1,130                                   43,279
Prestige Brands Holdings Inc (a)(b)                                                551                                    6,529
                                                                                                              ------------------
                                                                                                              76,562
                                                                                                              ------------------
Containers - Paper & Plastic (0.05%)
Sonoco Products Co                                                               1,410                                   52,988
                                                                                                              ------------------

Cosmetics & Toiletries (0.99%)
Colgate-Palmolive Co                                                             5,420                                  362,002
Procter & Gamble Co                                                             11,657                                  736,256
                                                                                                              ------------------
                                                                                                           1,098,258
                                                                                                              ------------------
Data Processing & Management (0.16%)
Global Payments Inc                                                              1,300                                   44,278
Total System Services Inc (b)                                                    4,180                                  133,133
                                                                                                              ------------------
                                                                                                             177,411
                                                                                                              ------------------
Dental Supplies & Equipment (0.01%)
Sirona Dental Systems Inc (b)                                                      260                                    8,960
                                                                                                              ------------------

Diagnostic Equipment (0.04%)
Immucor Inc (a)                                                                  1,370                                   40,319
Neurometrix Inc (b)                                                                560                                    5,438
                                                                                                              ------------------
                                                                                                              45,757
                                                                                                              ------------------
Diagnostic Kits (0.02%)
Meridian Bioscience Inc                                                            970                                   26,927
                                                                                                              ------------------

Dialysis Centers (0.04%)
Fresenius Medical Care AG & Co KGaA ADR                                          1,000                                   48,670
                                                                                                              ------------------

Direct Marketing (0.04%)
Harte-Hanks Inc                                                                  1,530                                   42,213
                                                                                                              ------------------

Distribution & Wholesale (0.15%)
Central European Distribution Corp (a)                                             940                                   27,363
Directed Electronics Inc (a)(b)                                                    480                                    4,301
United Stationers Inc (a)                                                          690                                   41,345
Watsco Inc (b)                                                                     400                                   20,428
WESCO International Inc (a)                                                      1,210                                   75,964
                                                                                                              ------------------
                                                                                                             169,401
                                                                                                              ------------------
Diversified Manufacturing Operations (2.43%)
3M Co (b)                                                                        1,097                                   83,844
Cooper Industries Ltd                                                            2,430                                  109,326
Danaher Corp                                                                     2,039                                  145,687
Dover Corp                                                                       3,995                                  194,996
General Electric Co                                                             45,379                                1,604,601
ITT Corp                                                                           798                                   48,135

Diversified Manufacturing Operations
Parker Hannifin Corp                                                             2,834                                  244,602
Siemens AG ADR                                                                   1,000                                  107,200
Textron Inc                                                                        700                                   62,860
Tomkins Plc ADR (b)                                                              4,333                                   91,123
                                                                                                              ------------------
                                                                                                           2,692,374
                                                                                                              ------------------
Diversified Minerals (0.20%)
Anglo American PLC ADR                                                           3,800                                  100,396
BHP Billiton Ltd ADR (b)                                                         2,510                                  121,609
                                                                                                              ------------------
                                                                                                             222,005
                                                                                                              ------------------
E-Commerce - Products (0.12%)
NutriSystem Inc (a)(b)                                                           2,384                                  124,946
Shutterfly Inc (a)(b)                                                              730                                   11,709
                                                                                                              ------------------
                                                                                                             136,655
                                                                                                              ------------------
E-Commerce - Services (0.20%)
eBay Inc (a)                                                                     6,818                                  226,017
                                                                                                              ------------------

Educational Software (0.03%)
Blackboard Inc (a)                                                                 937                                   31,511
                                                                                                              ------------------

Electric - Integrated (1.67%)
Allegheny Energy Inc (a)                                                         2,202                                  108,206
Allete Inc                                                                       1,130                                   52,681
Alliant Energy Corp (b)                                                          1,040                                   46,613
Centerpoint Energy Inc                                                           6,319                                  113,363
E.ON AG ADR                                                                      3,147                                  142,118
Empire District Electric Co/The (b)                                                740                                   18,352
Enel SpA ADR                                                                     1,780                                   95,230
Entergy Corp                                                                     2,407                                  252,542
FirstEnergy Corp                                                                 3,090                                  204,682
FPL Group Inc (b)                                                                4,080                                  249,574
OGE Energy Corp                                                                    876                                   33,989
PG&E Corp (b)                                                                    4,140                                  199,838
PNM Resources Inc                                                                1,068                                   34,496
RWE AG ADR (b)                                                                     901                                   95,686
Xcel Energy Inc                                                                  8,101                                  200,014
                                                                                                              ------------------
                                                                                                           1,847,384
                                                                                                              ------------------
Electric - Transmission (0.10%)
National Grid PLC ADR                                                            1,398                                  110,176
                                                                                                              ------------------

Electric Products - Miscellaneous (0.48%)
Ametek Inc                                                                       2,087                                   72,085
Emerson Electric Co                                                              5,891                                  253,843
Hitachi Ltd ADR                                                                  1,369                                  105,701
Sharp Corp ADR (b)                                                               5,026                                   96,248
                                                                                                              ------------------
                                                                                                             527,877
                                                                                                              ------------------
Electronic Components - Miscellaneous (0.01%)
Benchmark Electronics Inc (a)                                                      650                                   13,429
                                                                                                              ------------------

Electronic Components - Semiconductors (1.17%)
Broadcom Corp (a)(b)                                                             4,855                                  155,700
Diodes Inc (a)(b)                                                                  524                                   18,261
Intel Corp                                                                      16,076                                  307,534
MEMC Electronic Materials Inc (a)                                                2,786                                  168,776
National Semiconductor Corp                                                      6,140                                  148,219
Nvidia Corp (a)                                                                  7,420                                  213,548
ON Semiconductor Corp (a)(b)                                                     5,614                                   50,077

Electronic Components - Semiconductors
Texas Instruments Inc                                                            2,601                                   78,290
Xilinx Inc (b)                                                                   5,715                                  147,047
Zoran Corp (a)                                                                     640                                   10,893
                                                                                                              ------------------
                                                                                                           1,298,345
                                                                                                              ------------------
Electronic Connectors (0.08%)
Amphenol Corp                                                                      700                                   45,199
Thomas & Betts Corp (a)                                                            900                                   43,938
                                                                                                              ------------------
                                                                                                              89,137
                                                                                                              ------------------
Electronic Design Automation (0.05%)
Ansoft Corp (a)(b)                                                                 320                                   10,125
Cadence Design Systems Inc (a)(b)                                                2,170                                   45,700
                                                                                                              ------------------
                                                                                                              55,825
                                                                                                              ------------------
Electronic Measurement Instruments (0.05%)
Itron Inc (a)(b)                                                                   453                                   29,463
Tektronix Inc                                                                      596                                   16,783
Zygo Corp (a)                                                                      470                                    7,525
                                                                                                              ------------------
                                                                                                              53,771
                                                                                                              ------------------
E-Marketing & Information (0.04%)
aQuantive Inc (a)(b)                                                             1,634                                   45,605
                                                                                                              ------------------

Engineering - Research & Development Services (0.07%)
ABB Ltd                                                                          4,500                                   77,310
                                                                                                              ------------------

Enterprise Software & Services (0.72%)
BEA Systems Inc (a)                                                             11,340                                  131,431
BMC Software Inc (a)                                                             2,850                                   87,751
Hyperion Solutions Corp (a)(b)                                                     919                                   47,632
Informatica Corp (a)(b)                                                          3,100                                   41,633
Lawson Software Inc (a)(b)                                                       1,619                                   13,098
Oracle Corp (a)                                                                 22,490                                  407,744
SAP AG ADR (b)                                                                   1,425                                   63,626
SYNNEX Corp (a)                                                                    430                                    9,133
                                                                                                              ------------------
                                                                                                             802,048
                                                                                                              ------------------
Finance - Consumer Loans (0.03%)
First Marblehead Corp/The (b)                                                      800                                   35,912
                                                                                                              ------------------

Finance - Credit Card (0.11%)
American Express Co                                                              2,077                                  117,143
                                                                                                              ------------------

Finance - Investment Banker & Broker (3.76%)
Bear Stearns Cos Inc/The (b)                                                     1,520                                  228,532
Citigroup Inc                                                                   17,065                                  876,117
Credit Suisse Group ADR                                                          1,915                                  137,555
Goldman Sachs Group Inc/The                                                      2,685                                  554,802
Greenhill & Co Inc (b)                                                             432                                   26,521
Investment Technology Group Inc (a)                                                461                                   18,071
JPMorgan Chase & Co                                                             16,738                                  809,785
KBW Inc (a)(b)                                                                      15                                      521
Lehman Brothers Holdings Inc                                                     4,992                                  349,789
Merrill Lynch & Co Inc                                                           5,690                                  464,702
Morgan Stanley                                                                   6,286                                  495,085
Nomura Holdings Inc ADR                                                          6,255                                  129,666
optionsXpress Holdings Inc (b)                                                     930                                   21,892
UBS AG                                                                             938                                   55,745
                                                                                                              ------------------
                                                                                                           4,168,783
                                                                                                              ------------------

Finance - Leasing Company (0.03%)
Financial Federal Corp                                                             930                                   24,477
Marlin Business Services Corp (a)(b)                                               360                                    7,877
                                                                                                              ------------------
                                                                                                              32,354
                                                                                                              ------------------
Finance - Mortgage Loan/Banker (0.18%)
Fannie Mae                                                                       2,550                                  139,179
Freddie Mac                                                                      1,050                                   62,465
                                                                                                              ------------------
                                                                                                             201,644
                                                                                                              ------------------
Financial Guarantee Insurance (0.26%)
AMBAC Financial Group Inc                                                          525                                   45,355
PMI Group Inc/The                                                                2,620                                  118,476
Radian Group Inc (b)                                                             1,863                                  102,241
Triad Guaranty Inc (a)                                                             472                                   19,546
                                                                                                              ------------------
                                                                                                             285,618
                                                                                                              ------------------
Food - Miscellaneous/Diversified (0.75%)
Campbell Soup Co                                                                 3,851                                  149,997
General Mills Inc                                                                4,470                                  260,243
Groupe Danone ADR                                                                2,800                                  100,016
McCormick & Co Inc/MD                                                            2,400                                   92,448
Nestle SA ADR                                                                    1,820                                  176,813
Ralcorp Holdings Inc (a)(b)                                                        820                                   52,726
                                                                                                              ------------------
                                                                                                             832,243
                                                                                                              ------------------
Food - Retail (0.22%)
Kroger Co/The                                                                    5,507                                  155,573
Tesco PLC ADR                                                                    3,238                                   84,835
                                                                                                              ------------------
                                                                                                             240,408
                                                                                                              ------------------
Footwear & Related Apparel (0.07%)
Steven Madden Ltd                                                                1,100                                   32,120
Wolverine World Wide Inc                                                         1,450                                   41,427
                                                                                                              ------------------
                                                                                                              73,547
                                                                                                              ------------------
Funeral Services & Related Items (0.04%)
Service Corp International/US                                                    3,780                                   44,831
                                                                                                              ------------------

Gambling (Non-Hotel) (0.03%)
Pinnacle Entertainment Inc (a)                                                   1,230                                   35,756
                                                                                                              ------------------

Gas - Distribution (0.30%)
AGL Resources Inc                                                                  940                                   40,157
Energen Corp                                                                       891                                   45,343
Nicor Inc                                                                          670                                   32,441
Sempra Energy                                                                    3,580                                  218,416
                                                                                                              ------------------
                                                                                                             336,357
                                                                                                              ------------------
Health Care Cost Containment (0.23%)
McKesson Corp                                                                    4,415                                  258,454
                                                                                                              ------------------

Hotels & Motels (0.26%)
Marriott International Inc                                                       3,080                                  150,797
Starwood Hotels & Resorts Worldwide Inc                                          1,555                                  100,842
Wyndham Worldwide Corp (a)                                                       1,050                                   35,857
                                                                                                              ------------------
                                                                                                             287,496
                                                                                                              ------------------
Human Resources (0.19%)
AMN Healthcare Services Inc (a)                                                  1,231                                   27,845
Kforce Inc (a)                                                                     540                                    7,436
Korn/Ferry International (a)(b)                                                  1,325                                   30,396
Manpower Inc                                                                     1,960                                  144,589
                                                                                                              ------------------
                                                                                                             210,266
                                                                                                              ------------------

Import & Export (0.20%)
Mitsubishi Corp ADR (b)                                                          4,780                                  220,358
                                                                                                              ------------------

Independent Power Producer (0.36%)
Dynegy Inc (a)                                                                  14,570                                  134,918
Mirant Corp (a)                                                                  5,030                                  203,514
NRG Energy Inc (a)(b)                                                              720                                   51,869
Ormat Technologies Inc (b)                                                         210                                    8,811
                                                                                                              ------------------
                                                                                                             399,112
                                                                                                              ------------------
Industrial Gases (0.40%)
Air Products & Chemicals Inc                                                     2,295                                  169,578
Praxair Inc                                                                      4,315                                  271,672
                                                                                                              ------------------
                                                                                                             441,250
                                                                                                              ------------------
Instruments - Controls (0.09%)
Mettler Toledo International Inc (a)                                             1,056                                   94,586
                                                                                                              ------------------

Instruments - Scientific (0.15%)
Applera Corp - Applied Biosystems Group                                          3,860                                  114,140
Thermo Fisher Scientific Inc (a)                                                   900                                   42,075
Varian Inc (a)                                                                     251                                   14,623
                                                                                                              ------------------
                                                                                                             170,838
                                                                                                              ------------------
Internet Application Software (0.06%)
DealerTrack Holdings Inc (a)(b)                                                    280                                    8,602
WebEx Communications Inc (a)                                                       950                                   54,017
                                                                                                              ------------------
                                                                                                              62,619
                                                                                                              ------------------
Internet Connectivity Services (0.01%)
Internap Network Services Corp (a)                                                 890                                   14,018
                                                                                                              ------------------

Internet Infrastructure Software (0.01%)
TIBCO Software Inc (a)                                                           1,810                                   15,421
                                                                                                              ------------------

Investment Companies (0.03%)
Ares Capital Corp (b)                                                            1,624                                   29,508
                                                                                                              ------------------

Investment Management & Advisory Services (0.19%)
Franklin Resources Inc                                                           1,702                                  205,653
                                                                                                              ------------------

Lasers - Systems & Components (0.04%)
Cymer Inc (a)(b)                                                                   910                                   37,810
Excel Technology Inc (a)(b)                                                        420                                   11,479
                                                                                                              ------------------
                                                                                                              49,289
                                                                                                              ------------------
Leisure & Recreation Products (0.02%)
K2 Inc (a)                                                                         710                                    8,584
WMS Industries Inc (a)(b)                                                          300                                   11,772
                                                                                                              ------------------
                                                                                                              20,356
                                                                                                              ------------------
Life & Health Insurance (0.58%)
Cigna Corp                                                                       1,330                                  189,738
Delphi Financial Group                                                           1,085                                   43,649
Lincoln National Corp                                                            2,820                                  191,168
Prudential Financial Inc                                                         2,455                                  221,588
                                                                                                              ------------------
                                                                                                             646,143
                                                                                                              ------------------
Machinery - Construction & Mining (0.31%)
Astec Industries Inc (a)                                                           660                                   26,565
Bucyrus International Inc (b)                                                      580                                   29,870
Caterpillar Inc                                                                    375                                   25,136

Machinery - Construction & Mining
Terex Corp (a)                                                                   3,668                                  263,216
                                                                                                              ------------------
                                                                                                             344,787
                                                                                                              ------------------
Machinery - General Industry (0.10%)
Gardner Denver Inc (a)                                                           1,136                                   39,590
Manitowoc Co Inc/The                                                               650                                   41,295
Middleby Corp (a)(b)                                                               216                                   28,477
                                                                                                              ------------------
                                                                                                             109,362
                                                                                                              ------------------
Machinery Tools & Related Products (0.03%)
Kennametal Inc                                                                     530                                   35,833
                                                                                                              ------------------

Medical - Biomedical/Gene (0.27%)
Amgen Inc (a)                                                                    1,884                                  105,278
Applera Corp - Celera Group (a)                                                    810                                   11,502
Bio-Rad Laboratories Inc (a)                                                       320                                   22,349
Exelixis Inc (a)(b)                                                              1,110                                   11,033
Genentech Inc (a)                                                                1,300                                  106,756
Incyte Corp (a)(b)                                                               1,460                                    9,621
Lexicon Genetics Inc (a)                                                         1,545                                    5,608
Myriad Genetics Inc (a)(b)                                                         667                                   22,985
SuperGen Inc (a)(b)                                                              1,563                                    9,222
                                                                                                              ------------------
                                                                                                             304,354
                                                                                                              ------------------
Medical - Drugs (3.12%)
Abbott Laboratories                                                              8,036                                  448,409
Adams Respiratory Therapeutics Inc (a)(b)                                          850                                   28,585
AstraZeneca PLC ADR                                                              1,789                                   95,980
Cubist Pharmaceuticals Inc (a)(b)                                                  508                                   11,212
Eisai Co Ltd ADR                                                                 2,912                                  138,902
Eli Lilly & Co                                                                     970                                   52,099
Forest Laboratories Inc (a)                                                      3,480                                  179,011
GlaxoSmithKline PLC ADR                                                          1,418                                   78,359
King Pharmaceuticals Inc (a)                                                     1,640                                   32,259
Merck & Co Inc                                                                  13,115                                  579,289
New River Pharmaceuticals Inc (a)(b)                                               350                                   22,270
Novartis AG ADR                                                                  1,061                                   57,962
Pfizer Inc                                                                      32,945                                  832,191
Roche Holding AG ADR                                                             1,780                                  157,530
Sanofi-Aventis ADR                                                               1,649                                   71,748
Schering-Plough Corp                                                            12,325                                  314,411
Viropharma Inc (a)(b)                                                            1,908                                   27,380
Wyeth                                                                            6,270                                  313,688
Zymogenetics Inc (a)(b)                                                            750                                   11,670
                                                                                                              ------------------
                                                                                                           3,452,955
                                                                                                              ------------------
Medical - HMO (0.71%)
Aetna Inc                                                                        4,372                                  191,450
Centene Corp (a)                                                                   988                                   20,738
Health Net Inc (a)                                                                 440                                   23,676
Sierra Health Services Inc (a)(b)                                                  762                                   31,372
UnitedHealth Group Inc                                                           3,416                                  180,946
WellCare Health Plans Inc (a)(b)                                                   650                                   55,412
WellPoint Inc (a)                                                                3,490                                  283,039
                                                                                                              ------------------
                                                                                                             786,633
                                                                                                              ------------------
Medical - Outpatient & Home Medical Care (0.03%)
Amedisys Inc (a)                                                                   864                                   28,020
                                                                                                              ------------------


Medical - Wholesale Drug Distribution (0.22%)
AmerisourceBergen Corp                                                           4,601                                  242,703
                                                                                                              ------------------

Medical Imaging Systems (0.02%)
IRIS International Inc (a)(b)                                                    1,180                                   16,461
                                                                                                              ------------------

Medical Instruments (0.08%)
Conceptus Inc (a)(b)                                                               620                                   12,400
Kyphon Inc (a)(b)                                                                  683                                   30,831
Medtronic Inc                                                                      870                                   42,682
                                                                                                              ------------------
                                                                                                              85,913
                                                                                                              ------------------
Medical Laboratory & Testing Service (0.17%)
Icon Plc ADR (a)                                                                   780                                   33,228
Laboratory Corp of America Holdings (a)                                          2,080                                  151,070
                                                                                                              ------------------
                                                                                                             184,298
                                                                                                              ------------------
Medical Laser Systems (0.04%)
LCA-Vision Inc (b)                                                                 510                                   21,007
Palomar Medical Technologies Inc (a)(b)                                            714                                   28,524
                                                                                                              ------------------
                                                                                                              49,531
                                                                                                              ------------------
Medical Products (1.09%)
Baxter International Inc                                                         6,051                                  318,706
Becton Dickinson & Co                                                            2,820                                  216,830
Haemonetics Corp/Mass (a)                                                          346                                   16,176
Johnson & Johnson                                                                9,162                                  552,102
Syneron Medical Ltd (a)(b)                                                         695                                   18,800
Zimmer Holdings Inc (a)                                                            950                                   81,139
Zoll Medical Corp (a)                                                              219                                    5,836
                                                                                                              ------------------
                                                                                                           1,209,589
                                                                                                              ------------------
Metal - Aluminum (0.11%)
Alcoa Inc                                                                        3,530                                  119,667
                                                                                                              ------------------

Metal - Diversified (0.17%)
Freeport-McMoRan Copper & Gold Inc (b)                                           2,837                                  187,770
                                                                                                              ------------------

Metal Processors & Fabrication (0.25%)
Commercial Metals Co                                                             1,134                                   35,551
Dynamic Materials Corp (a)                                                       1,227                                   40,147
Ladish Co Inc (a)                                                                  847                                   31,881
Precision Castparts Corp                                                         1,660                                  172,723
                                                                                                              ------------------
                                                                                                             280,302
                                                                                                              ------------------
Motion Pictures & Services (0.02%)
Lions Gate Entertainment Corp (a)(b)                                             2,318                                   26,472
                                                                                                              ------------------

Multi-Line Insurance (1.75%)
ACE Ltd                                                                          2,431                                  138,713
Allianz SE                                                                       7,000                                  143,850
American Financial Group Inc/OH                                                    885                                   30,125
American International Group Inc                                                 7,664                                  515,174
Assurant Inc                                                                     1,950                                  104,579
AXA SA ADR (b)                                                                   3,154                                  134,360
Genworth Financial Inc                                                           1,730                                   60,446
Hartford Financial Services Group Inc                                            2,830                                  270,492
HCC Insurance Holdings Inc (b)                                                   1,150                                   35,420
Horace Mann Educators Corp                                                         312                                    6,412
ING Groep NV ADR                                                                 3,489                                  147,689
Metlife Inc (b)                                                                  4,180                                  263,967

Multi-Line Insurance
Zurich Financial Services AG ADR                                                 2,900                                   83,665
                                                                                                              ------------------
                                                                                                           1,934,892
                                                                                                              ------------------
Multimedia (1.24%)
Journal Communications Inc                                                       1,605                                   21,042
McGraw-Hill Cos Inc/The                                                          5,121                                  322,008
News Corp                                                                       17,650                                  408,068
Time Warner Inc                                                                  6,180                                  121,870
Walt Disney Co/The                                                              14,545                                  500,784
                                                                                                              ------------------
                                                                                                           1,373,772
                                                                                                              ------------------
Networking Products (0.81%)
Anixter International Inc (a)(b)                                                   448                                   29,541
Cisco Systems Inc (a)                                                           32,050                                  818,237
Polycom Inc (a)                                                                  1,473                                   49,095
                                                                                                              ------------------
                                                                                                             896,873
                                                                                                              ------------------
Non-Ferrous Metals (0.05%)
Brush Engineered Materials Inc (a)                                                 161                                    7,803
RTI International Metals Inc (a)                                                   580                                   52,786
                                                                                                              ------------------
                                                                                                              60,589
                                                                                                              ------------------
Office Automation & Equipment (0.11%)
Canon Inc ADR                                                                    2,206                                  118,418
                                                                                                              ------------------

Office Supplies & Forms (0.13%)
Avery Dennison Corp                                                              2,180                                  140,087
Ennis Inc                                                                          252                                    6,743
                                                                                                              ------------------
                                                                                                             146,830
                                                                                                              ------------------
Oil - Field Services (0.65%)
Global Industries Ltd (a)                                                        2,220                                   40,604
Helix Energy Solutions Group Inc (a)(b)                                            640                                   23,866
Oceaneering International Inc (a)                                                  980                                   41,277
Schlumberger Ltd (b)                                                             5,647                                  390,208
Superior Energy Services (a)                                                     2,818                                   97,134
Tidewater Inc (b)                                                                2,135                                  125,068
                                                                                                              ------------------
                                                                                                             718,157
                                                                                                              ------------------
Oil Company - Exploration & Production (0.21%)
Penn Virginia Corp                                                                 506                                   37,140
St Mary Land & Exploration Co                                                      900                                   33,012
Talisman Energy Inc                                                              4,035                                   70,855
W&T Offshore Inc                                                                   918                                   26,558
XTO Energy Inc                                                                   1,200                                   65,772
                                                                                                              ------------------
                                                                                                             233,337
                                                                                                              ------------------
Oil Company - Integrated (3.66%)
BP PLC ADR                                                                         977                                   63,261
Chevron Corp                                                                     7,415                                  548,413
ConocoPhillips                                                                   4,817                                  329,242
ENI SpA ADR                                                                      1,817                                  117,796
Exxon Mobil Corp                                                                25,726                                1,941,027
Marathon Oil Corp                                                                3,474                                  343,335
Occidental Petroleum Corp                                                        5,840                                  287,970
Repsol YPF SA ADR                                                                2,640                                   88,546
Statoil ASA ADR (b)                                                              5,100                                  138,108
Total SA ADR (b)                                                                 2,750                                  191,895
                                                                                                              ------------------
                                                                                                           4,049,593
                                                                                                              ------------------
Oil Field Machinery & Equipment (0.62%)
Cameron International Corp (a)(b)                                                2,500                                  156,975
Dril-Quip Inc (a)                                                                1,181                                   51,114
Grant Prideco Inc (a)                                                            3,175                                  158,242
Oil Field Machinery & Equipment
National Oilwell Varco Inc (a)(b)                                                4,100                                  318,939
                                                                                                              ------------------
                                                                                                             685,270
                                                                                                              ------------------
Oil Refining & Marketing (0.58%)
Frontier Oil Corp                                                                3,570                                  116,525
Holly Corp                                                                         584                                   34,631
Tesoro Corp                                                                      1,379                                  138,493
Valero Energy Corp                                                               5,435                                  350,503
                                                                                                              ------------------
                                                                                                             640,152
                                                                                                              ------------------
Paper & Related Products (0.02%)
Rock-Tenn Co                                                                       560                                   18,592
                                                                                                              ------------------

Pharmacy Services (0.38%)
Express Scripts Inc (a)                                                          1,773                                  143,116
Medco Health Solutions Inc (a)                                                   3,860                                  279,966
                                                                                                              ------------------
                                                                                                             423,082
                                                                                                              ------------------
Physician Practice Management (0.03%)
Pediatrix Medical Group Inc (a)                                                    504                                   28,758
                                                                                                              ------------------

Pipelines (0.04%)
Oneok Inc                                                                          930                                   41,850
                                                                                                              ------------------

Power Converter & Supply Equipment (0.03%)
Advanced Energy Industries Inc (a)(b)                                            1,669                                   35,116
                                                                                                              ------------------

Printing - Commercial (0.03%)
Consolidated Graphics Inc (a)                                                      507                                   37,543
                                                                                                              ------------------

Private Corrections (0.03%)
Geo Group Inc/The (a)(b)                                                           693                                   31,407
                                                                                                              ------------------

Property & Casualty Insurance (0.92%)
Argonaut Group Inc (a)(b)                                                          570                                   18,445
Chubb Corp                                                                       4,660                                  240,782
CNA Surety Corp (a)                                                                410                                    8,651
Employers Holdings Inc (a)                                                          36                                      721
Fpic Insurance Group Inc (a)(b)                                                    250                                   11,167
Navigators Group Inc (a)                                                           180                                    9,031
Philadelphia Consolidated Holding Co (a)(b)                                      2,285                                  100,517
Safeco Corp                                                                      1,830                                  121,567
Safety Insurance Group Inc                                                         550                                   22,066
Selective Insurance Group (b)                                                      792                                   20,164
Travelers Cos Inc/The                                                            5,424                                  280,800
United America Indemnity Ltd (a)(b)                                                290                                    6,728
WR Berkley Corp                                                                  4,263                                  141,191
Zenith National Insurance Corp (b)                                                 818                                   38,667
                                                                                                              ------------------
                                                                                                           1,020,497
                                                                                                              ------------------
Publicly Traded Investment Fund (0.75%)
iShares Russell 1000 Value Index Fund (b)                                        3,360                                  279,351
iShares S&P 500 Index Fund/US                                                    3,890                                  553,391
                                                                                                              ------------------
                                                                                                             832,742
                                                                                                              ------------------
Real Estate Operator & Developer (0.09%)
Brookfield Asset Management Inc                                                  1,850                                   96,681
                                                                                                              ------------------


Recreational Centers (0.09%)
Life Time Fitness Inc (a)(b)                                                     1,830                                   94,080
                                                                                                              ------------------

Regional Banks (2.61%)
Bank of America Corp                                                            20,952                                1,068,971
Comerica Inc                                                                     1,120                                   66,215
Keycorp                                                                          2,000                                   74,940
PNC Financial Services Group Inc                                                 2,920                                  210,152
US Bancorp                                                                       8,260                                  288,852
Wachovia Corp                                                                    9,227                                  507,946
Wells Fargo & Co                                                                19,523                                  672,177
                                                                                                              ------------------
                                                                                                           2,889,253
                                                                                                              ------------------
REITS - Apartments (0.23%)
Archstone-Smith Trust                                                              510                                   27,683
AvalonBay Communities Inc                                                        1,510                                  196,300
Essex Property Trust Inc                                                           230                                   29,780
                                                                                                              ------------------
                                                                                                             253,763
                                                                                                              ------------------
REITS - Diversified (0.06%)
Entertainment Properties Trust                                                     740                                   44,585
Washington Real Estate Investment Trust (b)                                        540                                   20,207
                                                                                                              ------------------
                                                                                                              64,792
                                                                                                              ------------------
REITS - Healthcare (0.13%)
Senior Housing Properties Trust (b)                                              2,094                                   50,046
Ventas Inc                                                                       2,305                                   97,110
                                                                                                              ------------------
                                                                                                             147,156
                                                                                                              ------------------
REITS - Hotels (0.12%)
DiamondRock Hospitality Co                                                       1,350                                   25,650
FelCor Lodging Trust Inc (b)                                                     1,180                                   30,645
Highland Hospitality Corp                                                        1,820                                   32,396
Hospitality Properties Trust                                                       670                                   31,356
Innkeepers USA Trust                                                               604                                    9,833
                                                                                                              ------------------
                                                                                                             129,880
                                                                                                              ------------------
REITS - Mortgage (0.08%)
Anthracite Capital Inc                                                             490                                    5,880
Arbor Realty Trust Inc                                                             471                                   14,337
Deerfield Triarc Capital Corp (b)                                                2,242                                   33,608
Gramercy Capital Corp/New York                                                     990                                   30,373
                                                                                                              ------------------
                                                                                                              84,198
                                                                                                              ------------------
REITS - Office Property (0.33%)
BioMed Realty Trust Inc                                                          1,332                                   35,031
Boston Properties Inc                                                            1,725                                  202,515
Kilroy Realty Corp                                                                 525                                   38,719
SL Green Realty Corp                                                               610                                   83,680
                                                                                                              ------------------
                                                                                                             359,945
                                                                                                              ------------------
REITS - Regional Malls (0.21%)
Simon Property Group Inc                                                         1,777                                  197,691
Taubman Centers Inc                                                                660                                   38,274
                                                                                                              ------------------
                                                                                                             235,965
                                                                                                              ------------------
REITS - Shopping Centers (0.04%)
Inland Real Estate Corp                                                            780                                   14,305
Kite Realty Group Trust                                                            380                                    7,581
Saul Centers Inc (b)                                                               200                                   11,380
Urstadt Biddle Properties Inc                                                      380                                    7,433
                                                                                                              ------------------
                                                                                                              40,699
                                                                                                              ------------------

REITS - Single Tenant (0.01%)
Getty Realty Corp                                                                  408                                   11,726
                                                                                                              ------------------

REITS - Storage (0.01%)
Sovran Self Storage Inc                                                            203                                   11,248
                                                                                                              ------------------

REITS - Warehouse & Industrial (0.10%)
AMB Property Corp                                                                1,809                                  106,351
                                                                                                              ------------------

Rental - Auto & Equipment (0.03%)
Dollar Thrifty Automotive Group (a)                                                682                                   34,809
                                                                                                              ------------------

Research & Development (0.03%)
Parexel International Corp (a)                                                     900                                   32,373
                                                                                                              ------------------

Resorts & Theme Parks (0.05%)
Vail Resorts Inc (a)(b)                                                            923                                   50,147
                                                                                                              ------------------

Respiratory Products (0.02%)
Respironics Inc (a)                                                                604                                   25,362
                                                                                                              ------------------

Retail - Apparel & Shoe (0.56%)
Aeropostale Inc (a)(b)                                                             565                                   22,730
American Eagle Outfitters                                                        3,740                                  112,163
Brown Shoe Co Inc                                                                  216                                    9,072
Cache Inc. (a)                                                                     110                                    1,952
Charlotte Russe Holding Inc (a)                                                  1,640                                   47,347
Childrens Place Retail Stores Inc/The (a)                                          540                                   30,110
Dress Barn Inc (a)(b)                                                              670                                   13,943
Genesco Inc (a)(b)                                                                 779                                   32,352
Men's Wearhouse Inc                                                              2,190                                  103,039
Nordstrom Inc                                                                    4,102                                  217,160
Shoe Carnival Inc (a)                                                              342                                   11,389
United Retail Group Inc (a)                                                        532                                    6,395
Wet Seal Inc/The (a)                                                             1,622                                   10,624
                                                                                                              ------------------
                                                                                                             618,276
                                                                                                              ------------------
Retail - Automobile (0.01%)
Asbury Automotive Group Inc                                                        490                                   13,843
                                                                                                              ------------------

Retail - Building Products (0.11%)
Home Depot Inc                                                                   3,263                                  119,883
                                                                                                              ------------------

Retail - Consumer Electronics (0.07%)
Best Buy Co Inc                                                                  1,625                                   79,170
                                                                                                              ------------------

Retail - Convenience Store (0.03%)
Pantry Inc/The (a)                                                                 824                                   37,261
                                                                                                              ------------------

Retail - Discount (0.49%)
Big Lots Inc (a)(b)                                                              4,715                                  147,485
Dollar Tree Stores Inc (a)                                                         840                                   32,121
Target Corp                                                                        510                                   30,223
TJX Cos Inc                                                                      1,675                                   45,158
Wal-Mart Stores Inc                                                              6,021                                  282,686
                                                                                                              ------------------
                                                                                                             537,673
                                                                                                              ------------------
Retail - Drug Store (0.31%)
CVS/Caremark Corp                                                                  671                                   22,897

Retail - Drug Store
Walgreen Co (b)                                                                  7,041                                  323,112
                                                                                                              ------------------
                                                                                                             346,009
                                                                                                              ------------------
Retail - Jewelry (0.05%)
Signet Group PLC ADR (b)                                                         2,271                                   56,820
                                                                                                              ------------------

Retail - Major Department Store (0.41%)
JC Penney Co Inc                                                                 3,449                                  283,370
Sears Holdings Corp (a)(b)                                                         920                                  165,747
                                                                                                              ------------------
                                                                                                             449,117
                                                                                                              ------------------
Retail - Office Supplies (0.22%)
OfficeMax Inc                                                                      580                                   30,589
Staples Inc                                                                      8,228                                  212,612
                                                                                                              ------------------
                                                                                                             243,201
                                                                                                              ------------------
Retail - Regional Department Store (0.26%)
Kohl's Corp (a)                                                                  3,825                                  293,033
                                                                                                              ------------------

Retail - Restaurants (0.58%)
AFC Enterprises (a)(b)                                                           1,030                                   20,652
Darden Restaurants Inc                                                           3,210                                  132,220
McDonald's Corp                                                                 10,205                                  459,735
Morton's Restaurant Group Inc (a)                                                  410                                    7,294
Ruth's Chris Steak House (a)(b)                                                    965                                   19,647
                                                                                                              ------------------
                                                                                                             639,548
                                                                                                              ------------------
Retail - Sporting Goods (0.03%)
Hibbett Sports Inc (a)(b)                                                        1,169                                   33,422
                                                                                                              ------------------

Rubber - Tires (0.12%)
Continental AG ADR                                                               1,062                                  136,892
                                                                                                              ------------------

Rubber & Plastic Products (0.01%)
Myers Industries Inc                                                               502                                    9,377
                                                                                                              ------------------

Savings & Loans - Thrifts (0.08%)
First Place Financial Corp/OH                                                      270                                    5,792
FirstFed Financial Corp (a)(b)                                                     540                                   30,688
PFF Bancorp Inc                                                                    364                                   11,040
TierOne Corp (b)                                                                   200                                    5,408
Washington Mutual Inc                                                              490                                   19,786
Willow Financial Bancorp Inc                                                       430                                    5,547
WSFS Financial Corp                                                                152                                    9,801
                                                                                                              ------------------
                                                                                                              88,062
                                                                                                              ------------------
Semiconductor Component - Integrated Circuits (0.19%)
Atmel Corp (a)                                                                  27,738                                  139,522
Cirrus Logic Inc (a)                                                             2,890                                   22,138
Emulex Corp (a)                                                                  1,570                                   28,715
Micrel Inc (b)                                                                     846                                    9,323
Standard Microsystems Corp (a)                                                     480                                   14,659
                                                                                                              ------------------
                                                                                                             214,357
                                                                                                              ------------------
Semiconductor Equipment (0.13%)
Entegris Inc (a)(b)                                                              1,920                                   20,544
Teradyne Inc (a)(b)                                                              4,500                                   74,430
Varian Semiconductor Equipment Associates Inc (a)(b)                             1,000                                   53,380
                                                                                                              ------------------
                                                                                                             148,354
                                                                                                              ------------------

Software Tools (0.01%)
Altiris Inc (a)                                                                    360                                   11,848
                                                                                                              ------------------

Steel - Producers (0.43%)
Arcelor Mittal (b)                                                               1,295                                   68,493
Chaparral Steel Co                                                                 714                                   41,533
Claymont Steel Inc (a)                                                             340                                    6,776
Nucor Corp                                                                       3,950                                  257,264
POSCO ADR (b)                                                                      797                                   82,848
Reliance Steel & Aluminum Co                                                       496                                   24,006
                                                                                                              ------------------
                                                                                                             480,920
                                                                                                              ------------------
Steel - Specialty (0.14%)
Allegheny Technologies Inc                                                       1,430                                  152,567
                                                                                                              ------------------

Telecommunication Equipment (0.09%)
Anaren Inc (a)(b)                                                                  768                                   13,524
Arris Group Inc (a)                                                              2,995                                   42,170
Comtech Telecommunications Corp (a)                                                759                                   29,396
Optium Corp (a)(b)                                                                 310                                    6,017
Sirenza Microdevices Inc (a)(b)                                                    993                                    8,560
                                                                                                              ------------------
                                                                                                              99,667
                                                                                                              ------------------
Telecommunication Equipment - Fiber Optics (0.05%)
Corning Inc (a)                                                                  1,850                                   42,069
Oplink Communications Inc (a)                                                      740                                   13,298
                                                                                                              ------------------
                                                                                                              55,367
                                                                                                              ------------------
Telecommunication Services (0.16%)
Consolidated Communications Holdings Inc                                         1,300                                   25,857
Embarq Corp                                                                      2,240                                  126,224
NeuStar Inc (a)(b)                                                                 858                                   24,402
                                                                                                              ------------------
                                                                                                             176,483
                                                                                                              ------------------
Telephone - Integrated (1.85%)
Alaska Communications Systems Group Inc (b)                                      1,425                                   21,019
AT&T Inc                                                                        30,065                                1,185,463
BT Group PLC ADR (b)                                                             2,000                                  120,020
CenturyTel Inc                                                                   1,090                                   49,257
Nippon Telegraph & Telephone Corp ADR                                            2,270                                   59,951
Qwest Communications International Inc (a)(b)                                   30,876                                  277,575
Sprint Nextel Corp                                                                 585                                   11,091
Verizon Communications Inc                                                       8,513                                  322,813
                                                                                                              ------------------
                                                                                                           2,047,189
                                                                                                              ------------------
Therapeutics (0.41%)
BioMarin Pharmaceuticals Inc (a)(b)                                              1,620                                   27,961
Gilead Sciences Inc (a)                                                          4,030                                  308,295
Isis Pharmaceuticals Inc (a)(b)                                                  2,190                                   20,301
Medarex Inc (a)(b)                                                               2,254                                   29,167
Medicines Co/The (a)                                                             1,180                                   29,594
Progenics Pharmaceuticals Inc (a)                                                  720                                   17,050
Theravance Inc (a)                                                                 680                                   20,060
                                                                                                              ------------------
                                                                                                             452,428
                                                                                                              ------------------
Tobacco (1.35%)
Altria Group Inc (b)                                                            10,441                                  916,824
British American Tobacco PLC ADR                                                   964                                   60,770
Imperial Tobacco Group PLC ADR                                                   1,297                                  116,393
Loews Corp - Carolina Group                                                      1,585                                  119,842
Reynolds American Inc (b)                                                        2,280                                  142,295
UST Inc (b)                                                                      2,343                                  135,847
                                                                                                              ------------------
                                                                                                           1,491,971
                                                                                                              ------------------

                                                                                                              ------------------
Tools - Hand Held (0.10%)
Snap-On Inc                                                                      2,330                                  112,073
                                                                                                              ------------------

Toys (0.27%)
Hasbro Inc                                                                       2,660                                   76,129
Jakks Pacific Inc (a)                                                            1,084                                   25,908
Mattel Inc                                                                       7,300                                  201,261
                                                                                                              ------------------
                                                                                                             303,298
                                                                                                              ------------------
Transactional Software (0.03%)
VeriFone Holdings Inc (a)(b)                                                       841                                   30,890
                                                                                                              ------------------

Transport - Rail (0.22%)
Burlington Northern Santa Fe Corp                                                2,970                                  238,877
                                                                                                              ------------------

Transport - Services (0.16%)
FedEx Corp                                                                         325                                   34,915
HUB Group Inc (a)                                                                1,200                                   34,788
Pacer International Inc                                                          1,280                                   34,483
United Parcel Service Inc (b)                                                    1,085                                   76,058
                                                                                                              ------------------
                                                                                                             180,244
                                                                                                              ------------------
Transport - Truck (0.02%)
Old Dominion Freight Line (a)(b)                                                   851                                   24,517
                                                                                                              ------------------

Travel Services (0.01%)
Ambassadors Group Inc (b)                                                          410                                   13,628
                                                                                                              ------------------

Veterinary Diagnostics (0.04%)
VCA Antech Inc (a)                                                               1,300                                   47,203
                                                                                                              ------------------

Veterinary Products (0.02%)
PetMed Express Inc (a)                                                           1,590                                   18,842
                                                                                                              ------------------

Web Portals (0.33%)
Google Inc (a)                                                                     807                                  369,735
                                                                                                              ------------------

Wire & Cable Products (0.06%)
General Cable Corp (a)(b)                                                          863                                   46,110
Insteel Industries Inc                                                           1,320                                   22,163
                                                                                                              ------------------
                                                                                                              68,273
                                                                                                              ------------------
Wireless Equipment (0.25%)
EMS Technologies Inc (a)                                                           580                                   11,177
Motorola Inc                                                                     1,755                                   31,011
Qualcomm Inc                                                                     5,112                                  218,078
Viasat Inc (a)                                                                     350                                   11,539
                                                                                                              ------------------
                                                                                                             271,805
                                                                                                              ------------------
TOTAL COMMON STOCKS                                                                                        $         69,721,294
                                                                                                              ------------------

                                                                               Principal
                                                                                 Amount                  Value
                                                                         ------------------ ------- ------------------
BONDS (32.92%)
Advertising Services (0.04%)
Advanstar Communications Inc
10.75%, 8/15/2010                                                                   40,000                     43,300
                                                                                                    ------------------

Aerospace & Defense Equipment (0.15%)
GenCorp Inc
9.50%, 8/15/2013                                                                    60,000                     63,900

Aerospace & Defense Equipment
Goodrich Corp
6.80%, 7/ 1/2036                                                                    50,000                     53,878
Sequa Corp
9.00%, 8/ 1/2009                                                                    50,000                     52,750
                                                                                                    ------------------
                                                                                                   170,528
                                                                                                    ------------------
Agricultural Chemicals (0.03%)
Potash Corp of Saskatchewan
5.88%, 12/ 1/2036                                                                   35,000                     33,872
                                                                                                    ------------------

Agricultural Operations (0.08%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                                   95,000                     93,479
                                                                                                    ------------------

Airlines (0.03%)
Continental Airlines Inc
0.00%, 4/19/2022 (a)(c)                                                             30,000                     29,964
                                                                                                    ------------------

Appliances (0.02%)
Whirlpool Corp
5.85%, 6/15/2009 (d)                                                                25,000                     25,069
                                                                                                    ------------------

Asset Backed Securities (4.45%)
Ameriquest Mortgage Securities Inc
5.62%, 3/25/2035 (d)                                                                27,478                     27,493
Argent Securities Inc
5.47%, 7/25/2036 (d)(e)                                                            300,000                    299,376
Carrington Mortgage Loan Trust
5.60%, 12/25/2035 (d)(e)                                                           275,000                    274,674
Citigroup Mortgage Loan Trust Inc
5.48%, 3/25/2037 (e)(f)                                                            150,000                    150,000
Countrywide Asset-Backed Certificates
6.39%, 1/25/2034 (d)(e)                                                            220,000                    221,068
5.61%, 2/25/2036 (d)(e)                                                            250,000                    250,223
5.57%, 3/25/2036 (d)(e)                                                            250,000                    250,220
5.57%, 4/25/2036 (d)(e)                                                            300,000                    300,280
5.49%, 6/25/2037 (d)                                                               150,000                    149,737
Countrywide Home Equity Loan Trust
5.56%, 2/15/2036 (d)(e)                                                            500,000                    499,997
5.52%, 5/15/2036 (d)(e)                                                            165,087                    164,987
First Franklin Mortgage Loan Asset Backed Certificates
5.59%, 9/25/2035 (d)(e)                                                            325,000                    325,249
5.56%, 11/25/2035 (d)(e)                                                           400,000                    400,340
First Horizon Asset Back Trust
5.45%, 10/25/2026 (d)                                                              186,630                    186,478
First-Citizens Home Equity Loan LLC
5.53%, 9/15/2022 (d)(g)                                                             74,724                     74,423
GMAC Mortgage Corp Loan Trust
5.53%, 11/25/2036 (d)(e)                                                           225,000                    224,760
Great America Leasing Receivables
5.39%, 9/15/2011 (g)                                                                30,000                     30,178
JP Morgan Mortgage Acquisition Corp
5.49%, 4/25/2036 (d)(e)                                                            200,000                    199,999
5.45%, 11/25/2036                                                                  120,000                    120,019
Long Beach Mortgage Loan Trust
5.85%, 6/25/2034 (d)                                                                30,000                     30,023
5.43%, 10/25/2036 (d)(e)                                                           275,000                    274,826
5.49%, 12/25/2036 (d)                                                              175,000                    174,047

Asset Backed Securities
Morgan Stanley Capital I
5.50%, 2/25/2036                                                                   175,000                    175,108
MSDWCC Heloc Trust
5.51%, 7/25/2017 (d)                                                                35,730                     35,736
Nomura Asset Acceptance Corp
5.55%, 6/25/2035 (d)                                                                12,135                     12,136
SACO I Inc
5.59%, 4/25/2035 (d)                                                                 1,482                      1,482
Saxon Asset Securities Trust
5.54%, 3/25/2035 (d)(e)                                                             80,283                     80,308
                                                                                                    ------------------
                                                                                                 4,933,167
                                                                                                    ------------------
Auto - Car & Light Trucks (0.16%)
DaimlerChrysler NA Holding Corp
5.82%, 9/10/2007 (d)                                                                50,000                     50,077
4.75%, 1/15/2008                                                                    15,000                     14,929
5.77%, 3/13/2009 (d)                                                                75,000                     75,228
5.75%, 9/ 8/2011                                                                    40,000                     40,637
                                                                                                    ------------------
                                                                                                   180,871
                                                                                                    ------------------
Auto/Truck Parts & Equipment - Original (0.04%)
Tenneco Inc
10.25%, 7/15/2013                                                                   40,000                     43,600
                                                                                                    ------------------

Automobile Sequential (0.15%)
Capital Auto Receivables Asset Trust
5.69%, 6/15/2010 (d)                                                                50,000                     50,205
Ford Credit Auto Owner Trust
5.30%, 6/15/2012                                                                    60,000                     60,282
WFS Financial Owner Trust
4.50%, 5/17/2013                                                                    55,000                     54,536
                                                                                                    ------------------
                                                                                                   165,023
                                                                                                    ------------------
Beverages - Wine & Spirits (0.04%)
Diageo Capital PLC
5.45%, 4/20/2007 (d)                                                                50,000                     50,001
                                                                                                    ------------------

Brewery (0.11%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011                                                                  50,000                     60,000
Coors Brewing Co
6.38%, 5/15/2012                                                                    10,000                     10,412
SABMiller PLC
6.50%, 7/ 1/2016 (g)                                                                50,000                     52,837
                                                                                                    ------------------
                                                                                                   123,249
                                                                                                    ------------------
Building - Residential & Commercial (0.03%)
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                                  35,000                     35,525
                                                                                                    ------------------

Building & Construction Products - Miscellaneous (0.11%)
CRH America Inc
5.30%, 10/15/2013                                                                   40,000                     39,173
6.00%, 9/30/2016                                                                    25,000                     25,343
6.40%, 10/15/2033                                                                   10,000                      9,886
Interline Brands Inc
8.13%, 6/15/2014                                                                    45,000                     46,463
                                                                                                    ------------------
                                                                                                   120,865
                                                                                                    ------------------

Building Products - Wood (0.24%)
Masco Corp
5.65%, 3/12/2010                                                                   265,000                    264,961
                                                                                                    ------------------

Cable TV (0.22%)
Charter Communications Operating LLC/Charter
Communications Operating Capital
8.00%, 4/30/2012 (g)                                                                40,000                     41,650
Comcast Corp
7.05%, 3/15/2033 (b)                                                                20,000                     21,472
COX Communications Inc
5.91%, 12/14/2007 (d)(e)                                                            50,000                     50,151
4.63%, 1/15/2010                                                                    30,000                     29,594
6.75%, 3/15/2011                                                                    50,000                     52,588
7.13%, 10/ 1/2012                                                                    5,000                      5,390
CSC Holdings Inc
7.88%, 12/15/2007                                                                   45,000                     45,506
                                                                                                    ------------------
                                                                                                   246,351
                                                                                                    ------------------
Casino Hotels (0.06%)
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                                                    65,000                     63,992
                                                                                                    ------------------

Cellular Telecommunications (0.42%)
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012                                                                    75,000                     84,425
Nextel Communications Inc
5.95%, 3/15/2014                                                                    90,000                     88,543
Rogers Wireless Inc
7.25%, 12/15/2012 (b)                                                               65,000                     69,469
6.38%, 3/ 1/2014                                                                    70,000                     71,750
Rural Cellular Corp
8.25%, 3/15/2012                                                                    25,000                     26,125
Vodafone Group PLC
5.69%, 6/15/2011 (b)(d)                                                             45,000                     45,203
5.64%, 2/27/2012 (e)                                                                75,000                     75,101
                                                                                                    ------------------
                                                                                                   460,616
                                                                                                    ------------------
Chemicals - Diversified (0.10%)
ICI Wilmington Inc
5.63%, 12/ 1/2013                                                                   55,000                     55,221
Lyondell Chemical Co
10.50%, 6/ 1/2013                                                                   20,000                     21,900
8.25%, 9/15/2016                                                                    35,000                     37,450
                                                                                                    ------------------
                                                                                                   114,571
                                                                                                    ------------------
Chemicals - Specialty (0.04%)
Millennium America Inc
9.25%, 6/15/2008                                                                    40,000                     41,500
                                                                                                    ------------------

Coal (0.04%)
Peabody Energy Corp
7.38%, 11/ 1/2016                                                                   40,000                     42,100
                                                                                                    ------------------

Coatings & Paint (0.03%)
Valspar Corp
6.00%, 5/ 1/2007                                                                    30,000                     30,008
                                                                                                    ------------------

Commercial Banks (0.25%)
Commonwealth Bank of Australia
6.02%, 3/15/2036 (g)                                                                40,000                     40,284

Commercial Banks
KeyBank NA
5.38%, 8/ 8/2007 (d)                                                               100,000                    100,020
VTB Capital SA for Vneshtorgbank
5.96%, 8/ 1/2008 (d)(e)(g)                                                         100,000                    100,050
Woori Bank
6.13%, 5/ 3/2016 (d)(g)                                                             40,000                     40,975
                                                                                                    ------------------
                                                                                                   281,329
                                                                                                    ------------------
Commercial Services (0.06%)
Iron Mountain Inc
8.25%, 7/ 1/2011                                                                    70,000                     70,000
                                                                                                    ------------------

Computer Services (0.07%)
Sungard Data Systems Inc
9.13%, 8/15/2013                                                                    30,000                     32,175
Unisys Corp
7.88%, 4/ 1/2008                                                                    45,000                     45,225
                                                                                                    ------------------
                                                                                                    77,400
                                                                                                    ------------------
Computers - Integrated Systems (0.02%)
NCR Corp
7.13%, 6/15/2009                                                                    20,000                     20,577
                                                                                                    ------------------

Computers - Memory Devices (0.05%)
Seagate Technology HDD Holdings
6.38%, 10/ 1/2011 (b)                                                               20,000                     20,000
6.80%, 10/ 1/2016                                                                   35,000                     35,175
                                                                                                    ------------------
                                                                                                    55,175
                                                                                                    ------------------
Credit Card Asset Backed Securities (0.27%)
Arran
5.50%, 12/15/2010 (d)(f)                                                           100,000                    100,049
Citibank Credit Card Master Trust I
5.63%, 3/10/2011 (d)                                                               100,000                    100,441
Providian Master Note Trust
5.10%, 11/15/2012 (g)                                                              100,000                     99,714
                                                                                                    ------------------
                                                                                                   300,204
                                                                                                    ------------------
Cruise Lines (0.04%)
Royal Caribbean Cruises Ltd
7.00%, 10/15/2007                                                                   40,000                     40,186
                                                                                                    ------------------

Data Processing & Management (0.04%)
Dun & Bradstreet Corp
5.50%, 3/15/2011 (b)                                                                30,000                     30,243
Fidelity National Information Services
4.75%, 9/15/2008                                                                    15,000                     14,720
                                                                                                    ------------------
                                                                                                    44,963
                                                                                                    ------------------
Diversified Manufacturing Operations (0.05%)
Carlisle Cos Inc
6.13%, 8/15/2016                                                                    50,000                     50,868
                                                                                                    ------------------

Diversified Minerals (0.07%)
Teck Cominco Ltd
6.13%, 10/ 1/2035                                                                   35,000                     33,919
Vale Overseas Ltd
6.25%, 1/23/2017                                                                    40,000                     40,759
                                                                                                    ------------------
                                                                                                    74,678
                                                                                                    ------------------

Drug Delivery Systems (0.07%)
Hospira Inc
5.83%, 3/30/2010 (e)                                                                50,000                     50,109
5.55%, 3/30/2012                                                                    30,000                     30,012
                                                                                                    ------------------
                                                                                                    80,121
                                                                                                    ------------------
E-Commerce - Products (0.02%)
FTD Inc
7.75%, 2/15/2014                                                                    20,000                     20,150
                                                                                                    ------------------

Electric - Distribution (0.03%)
Detroit Edison Co/The
5.70%, 10/ 1/2037                                                                   40,000                     38,649
                                                                                                    ------------------

Electric - Generation (0.10%)
Indiantown Cogeneration LP
9.26%, 12/15/2010                                                                   54,418                     57,313
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (g)                                                                20,000                     19,773
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (g)                                                                28,390                     28,786
                                                                                                    ------------------
                                                                                                   105,872
                                                                                                    ------------------
Electric - Integrated (1.04%)
AmerenUE
5.40%, 2/ 1/2016 (b)                                                                40,000                     39,038
Arizona Public Service Co
6.50%, 3/ 1/2012                                                                    25,000                     26,051
5.80%, 6/30/2014                                                                    45,000                     45,392
6.25%, 8/ 1/2016                                                                    40,000                     41,278
Baltimore Gas & Electric Co
5.90%, 10/ 1/2016 (g)                                                               25,000                     25,362
Carolina Power & Light Co
6.65%, 4/ 1/2008                                                                    50,000                     50,620
Commonwealth Edison Co
5.95%, 8/15/2016 (b)                                                                30,000                     29,367
Consumers Energy Co
4.25%, 4/15/2008                                                                    10,000                      9,895
Dayton Power & Light Co/The
5.12%, 10/ 1/2013 (d)                                                               35,000                     34,573
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                                    30,000                     29,403
6.09%, 12/ 8/2008 (d)(g)                                                            70,000                     70,174
Exelon Corp
4.45%, 6/15/2010                                                                    20,000                     19,425
6.75%, 5/ 1/2011                                                                    35,000                     36,461
Indianapolis Power & Light Co
7.38%, 8/ 1/2007                                                                    40,000                     40,241
Northeast Utilities
3.30%, 6/ 1/2008                                                                    25,000                     24,453
NorthWestern Corp
5.88%, 11/ 1/2014                                                                   65,000                     64,120
PPL Energy Supply LLC
5.40%, 8/15/2014                                                                    40,000                     39,283
Puget Sound Energy Inc
3.36%, 6/ 1/2008                                                                    30,000                     29,313
Sierra Pacific Power Co
6.25%, 4/15/2012                                                                   175,000                    180,394
Southern Co
5.30%, 1/15/2012                                                                    30,000                     30,200

Electric - Integrated
Southwestern Electric Power Co
5.55%, 1/15/2017                                                                    35,000                     34,788
Southwestern Public Service Co
6.00%, 10/ 1/2036                                                                   20,000                     19,779
TXU Electric Delivery Co
5.73%, 9/16/2008 (g)                                                                25,000                     24,996
6.38%, 5/ 1/2012                                                                   125,000                    130,234
TXU Energy Co LLC
6.13%, 3/15/2008                                                                    25,000                     25,172
Virginia Electric & Power Co
5.40%, 1/15/2016                                                                    40,000                     39,584
Xcel Energy Inc
6.50%, 7/ 1/2036                                                                    15,000                     15,768
                                                                                                    ------------------
                                                                                                 1,155,364
                                                                                                    ------------------
Electronic Components - Miscellaneous (0.04%)
Jabil Circuit Inc
5.88%, 7/15/2010                                                                    50,000                     49,739
                                                                                                    ------------------

Electronic Components - Semiconductors (0.10%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                                    40,000                     41,066
Hynix Semiconductor Manufacturing America Inc
8.63%, 5/15/2007 (g)                                                                70,000                     70,125
                                                                                                    ------------------
                                                                                                   111,191
                                                                                                    ------------------
Electronic Connectors (0.04%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                                                    40,000                     40,302
                                                                                                    ------------------

Electronics - Military (0.06%)
L-3 Communications Corp
5.88%, 1/15/2015                                                                    65,000                     63,131
                                                                                                    ------------------

Export & Import Bank (0.04%)
Export-Import Bank Of Korea
4.50%, 8/12/2009                                                                    40,000                     39,412
                                                                                                    ------------------

Finance - Auto Loans (0.20%)
Ford Motor Credit Co
5.80%, 1/12/2009                                                                    20,000                     19,619
9.88%, 8/10/2011                                                                   100,000                    105,900
GMAC LLC
6.31%, 11/30/2007                                                                   20,000                     19,911
6.88%, 9/15/2011                                                                    40,000                     40,039
6.00%, 12/15/2011                                                                   40,000                     38,796
                                                                                                    ------------------
                                                                                                   224,265
                                                                                                    ------------------
Finance - Commercial (0.51%)
Caterpillar Financial Services Corp
5.05%, 12/ 1/2010                                                                   40,000                     39,996
CIT Group Inc
5.59%, 4/27/2011 (d)(e)                                                            100,000                     99,988
6.10%, 3/15/2067                                                                    20,000                     19,278
Textron Financial Corp
5.49%, 2/25/2011 (e)                                                               100,000                     99,974
6.00%, 2/15/2067 (g)                                                                30,000                     30,108

Finance - Commercial
Textron Financial Floorplan Master Note
5.64%, 5/13/2010 (d)(e)(g)                                                         275,000                    275,817
                                                                                                    ------------------
                                                                                                   565,161
                                                                                                    ------------------
Finance - Consumer Loans (0.31%)
HSBC Finance Corp
4.13%, 11/16/2009                                                                   75,000                     73,220
5.64%, 11/16/2009 (d)                                                               75,000                     75,380
7.00%, 5/15/2012                                                                    65,000                     69,755
SLM Corp
5.52%, 7/26/2010 (d)                                                               125,000                    124,875
                                                                                                    ------------------
                                                                                                   343,230
                                                                                                    ------------------
Finance - Credit Card (0.14%)
Capital One Bank
5.00%, 6/15/2009                                                                    75,000                     74,735
6.50%, 6/13/2013                                                                    60,000                     62,783
Capital One Capital III
7.69%, 8/15/2036                                                                    20,000                     21,459
                                                                                                    ------------------
                                                                                                   158,977
                                                                                                    ------------------
Finance - Investment Banker & Broker (0.88%)
BCP Crystal US Holdings Corp
9.63%, 6/15/2014                                                                    30,000                     34,078
Bear Stearns Cos Inc/The
5.30%, 10/30/2015                                                                   15,000                     14,771
E*Trade Financial Corp
8.00%, 6/15/2011                                                                    60,000                     63,150
Goldman Sachs Group Inc/The
3.88%, 1/15/2009                                                                    45,000                     44,106
5.55%, 3/ 2/2010 (d)                                                                75,000                     75,231
5.63%, 1/15/2017                                                                    30,000                     29,715
6.45%, 5/ 1/2036                                                                    35,000                     35,553
Jefferies Group Inc
6.25%, 1/15/2036                                                                    60,000                     57,900
JPMorgan Chase & Co
5.25%, 5/ 1/2015                                                                   165,000                    163,390
Lazard Group
7.13%, 5/15/2015                                                                    45,000                     47,443
Merrill Lynch & Co Inc
5.61%, 2/ 6/2009 (d)                                                               160,000                    160,510
Morgan Stanley
5.64%, 1/15/2010 (d)                                                               100,000                    100,472
5.30%, 3/ 1/2013                                                                    30,000                     29,962
4.75%, 4/ 1/2014                                                                   125,000                    118,723
                                                                                                    ------------------
                                                                                                   975,004
                                                                                                    ------------------
Finance - Leasing Company (0.13%)
International Lease Finance Corp
5.58%, 5/24/2010 (d)(e)                                                            100,000                    100,417
5.63%, 9/20/2013                                                                    44,000                     44,848
                                                                                                    ------------------
                                                                                                   145,265
                                                                                                    ------------------
Finance - Mortgage Loan/Banker (1.37%)
Countrywide Financial Corp
5.61%, 5/ 5/2008 (d)                                                               100,000                    100,058
5.62%, 12/19/2008 (d)                                                               85,000                     85,042
6.25%, 5/15/2016 (b)                                                                40,000                     40,321
Fannie Mae
3.70%, 11/ 1/2007                                                                  275,000                    272,498
6.50%, 3/25/2037 (f)                                                                30,000                     31,349

Finance - Mortgage Loan/Banker
Freddie Mac
4.75%, 5/ 6/2013                                                                    90,000                     88,090
4.63%, 5/28/2013                                                                    55,000                     53,518
6.75%, 3/15/2031 (b)                                                               317,000                    380,424
5.50%, 9/15/2031 (d)                                                               100,000                     99,693
Ginnie Mae
4.51%, 6/ 6/2011 (f)                                                                60,000                     59,128
3.96%, 6/16/2031 (f)                                                                70,000                     67,834
1.13%, 2/16/2047 (f)                                                               570,000                     36,338
0.85%, 3/ 6/2047 (f)                                                               535,069                     35,030
Residential Capital LLC
6.73%, 6/29/2007 (d)                                                                75,000                     75,084
6.00%, 2/22/2011                                                                    65,000                     64,117
6.50%, 4/17/2013                                                                    25,000                     24,763
                                                                                                    ------------------
                                                                                                 1,513,287
                                                                                                    ------------------
Finance - Other Services (0.05%)
Alamosa Delaware Inc
11.00%, 7/31/2010                                                                   30,000                     32,063
8.50%, 1/31/2012                                                                    20,000                     21,178
                                                                                                    ------------------
                                                                                                    53,241
                                                                                                    ------------------
Financial Guarantee Insurance (0.04%)
AMBAC Financial Group Inc
6.15%, 2/15/2037                                                                    20,000                     18,828
MGIC Investment Corp
5.63%, 9/15/2011                                                                    20,000                     20,168
                                                                                                    ------------------
                                                                                                    38,996
                                                                                                    ------------------
Food - Miscellaneous/Diversified (0.11%)
Corn Products International Inc
8.45%, 8/15/2009                                                                    45,000                     47,890
General Mills Inc
5.49%, 1/22/2010 (d)(e)                                                             75,000                     75,042
                                                                                                    ------------------
                                                                                                   122,932
                                                                                                    ------------------
Food - Retail (0.12%)
Delhaize America Inc
8.13%, 4/15/2011                                                                    75,000                     82,038
Safeway Inc
5.70%, 3/27/2009 (d)                                                                50,000                     50,075
                                                                                                    ------------------
                                                                                                   132,113
                                                                                                    ------------------
Gas - Distribution (0.09%)
Sempra Energy
4.75%, 5/15/2009                                                                    40,000                     39,667
Southern Union Co
6.15%, 8/16/2008                                                                    30,000                     30,224
7.20%, 11/ 1/2066 (d)                                                               30,000                     30,242
                                                                                                    ------------------
                                                                                                   100,133
                                                                                                    ------------------
Health Care Cost Containment (0.03%)
McKesson Corp
5.25%, 3/ 1/2013                                                                    30,000                     29,909
                                                                                                    ------------------

Home Equity - Other (1.20%)
ACE Securities Corp
5.43%, 7/25/2035 (d)                                                                 8,997                      8,997
Bear Stearns Asset Backed Securities Inc
5.48%, 8/25/2036 (d)(e)                                                            200,000                    199,391
Citigroup Mortgage Loan Trust Inc
5.59%, 10/25/2035 (d)(e)                                                           200,000                    200,174

Home Equity - Other
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (d)                                                                75,000                     76,054
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036                                                                   90,000                     90,166
5.81%, 10/25/2036                                                                   35,000                     35,167
IXIS Real Estate Capital Trust
5.58%, 9/25/2035 (d)                                                                99,072                     99,170
Morgan Stanley ABS Capital I
5.42%, 7/25/2035 (d)                                                                17,206                     17,209
New Century Home Equity Loan Trust
6.04%, 1/25/2034 (d)                                                               128,191                    128,556
Option One Mortgage Loan Trust
5.85%, 5/25/2034 (d)                                                                85,000                     85,143
6.37%, 5/25/2034 (d)                                                                85,000                     85,000
Wells Fargo Home Equity Trust
5.82%, 4/25/2034 (d)(e)                                                            110,000                    110,001
5.61%, 10/25/2035 (d)(e)(g)                                                        196,209                    196,208
                                                                                                    ------------------
                                                                                                 1,331,236
                                                                                                    ------------------
Home Equity - Sequential (0.13%)
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036                                                                    75,000                     74,838
5.51%, 8/25/2036                                                                    65,000                     64,987
                                                                                                    ------------------
                                                                                                   139,825
                                                                                                    ------------------
Hotels & Motels (0.08%)
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007                                                                    85,000                     85,066
                                                                                                    ------------------

Housewares (0.06%)
Vitro SA de CV
8.63%, 2/ 1/2012 (b)(g)                                                             45,000                     46,125
9.13%, 2/ 1/2017 (b)(g)                                                             20,000                     20,500
                                                                                                    ------------------
                                                                                                    66,625
                                                                                                    ------------------
Insurance Brokers (0.13%)
Marsh & McLennan Cos Inc
5.50%, 7/13/2007 (d)                                                               100,000                    100,020
Willis North America Inc
6.20%, 3/28/2017                                                                    45,000                     45,099
                                                                                                    ------------------
                                                                                                   145,119
                                                                                                    ------------------
Investment Companies (0.21%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (g)                                                               100,000                     98,720
Xstrata Finance Canada Ltd
5.50%, 11/16/2011 (g)                                                               45,000                     45,254
5.80%, 11/15/2016 (g)                                                               35,000                     35,151
Xstrata Finance Dubai Ltd
5.71%, 11/13/2009 (d)(g)                                                            50,000                     50,041
                                                                                                    ------------------
                                                                                                   229,166
                                                                                                    ------------------
Investment Management & Advisory Services (0.12%)
Ameriprise Financial Inc
5.35%, 11/15/2010                                                                   50,000                     50,435
7.52%, 6/ 1/2066 (d)                                                                60,000                     64,760
Janus Capital Group Inc
5.88%, 9/15/2011                                                                    20,000                     20,249
                                                                                                    ------------------
                                                                                                   135,444
                                                                                                    ------------------

Life & Health Insurance (0.19%)
Cigna Corp
6.15%, 11/15/2036                                                                   30,000                     29,729
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (d)(g)                                                             35,000                     36,526
Lincoln National Corp
5.47%, 4/ 6/2009 (d)                                                                75,000                     75,096
6.05%, 4/20/2067                                                                    25,000                     24,430
Stancorp Financial Group Inc
6.88%, 10/ 1/2012                                                                   25,000                     26,499
Unum Group
5.86%, 5/15/2009                                                                    20,000                     20,173
                                                                                                    ------------------
                                                                                                   212,453
                                                                                                    ------------------
Machinery - Farm (0.04%)
Case New Holland Inc
6.00%, 6/ 1/2009                                                                    50,000                     50,000
                                                                                                    ------------------

Medical - Biomedical/Gene (0.04%)
Millipore Corp
7.50%, 4/ 1/2007                                                                    40,000                     40,000
                                                                                                    ------------------

Medical - Drugs (0.15%)
Angiotech Pharmaceuticals Inc
9.11%, 12/ 1/2013 (d)(g)                                                            65,000                     66,381
Biovail Corp
7.88%, 4/ 1/2010                                                                    75,000                     76,477
Teva Pharmaceutical Finance LLC
6.15%, 2/ 1/2036                                                                    20,000                     19,290
                                                                                                    ------------------
                                                                                                   162,148
                                                                                                    ------------------
Medical - HMO (0.15%)
Coventry Health Care Inc
5.88%, 1/15/2012                                                                    90,000                     91,434
5.95%, 3/15/2017                                                                    25,000                     24,866
WellPoint Inc
5.85%, 1/15/2036                                                                    50,000                     48,309
                                                                                                    ------------------
                                                                                                   164,609
                                                                                                    ------------------
Medical - Wholesale Drug Distribution (0.04%)
AmerisourceBergen Corp
5.63%, 9/15/2012                                                                    40,000                     40,084
                                                                                                    ------------------

Medical Instruments (0.03%)
Boston Scientific Corp
6.00%, 6/15/2011                                                                    35,000                     35,462
                                                                                                    ------------------

Medical Products (0.03%)
Baxter International Inc
5.90%, 9/ 1/2016                                                                    30,000                     30,959
                                                                                                    ------------------

Metal - Aluminum (0.04%)
Alcoa Inc
5.90%, 2/ 1/2027                                                                    20,000                     19,519
5.95%, 2/ 1/2037                                                                    20,000                     19,480
                                                                                                    ------------------
                                                                                                    38,999
                                                                                                    ------------------
Metal - Diversified (0.09%)
Falconbridge Ltd
7.25%, 7/15/2012                                                                    80,000                     87,445

Metal - Diversified
Falconbridge Ltd (continued)
5.38%, 6/ 1/2015                                                                    15,000                     14,877
                                                                                                    ------------------
                                                                                                   102,322
                                                                                                    ------------------
Money Center Banks (0.08%)
Comerica Capital Trust II
6.58%, 2/20/2037                                                                    45,000                     43,580
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (d)(g)                                                            50,000                     48,195
                                                                                                    ------------------
                                                                                                    91,775
                                                                                                    ------------------
Mortgage Backed Securities (9.79%)
Adjustable Rate Mortgage Trust
5.09%, 11/25/2035 (d)                                                               50,000                     50,050
Banc of America Alternative Loan Trust
5.72%, 6/25/2036 (d)(e)                                                            172,331                    171,950
Banc of America Commercial Mortgage Inc
5.68%, 8/10/2016 (d)                                                                75,000                     76,424
4.86%, 7/10/2043 (b)                                                               205,000                    199,003
4.97%, 7/10/2043                                                                    40,000                     38,582
5.33%, 9/10/2045                                                                   100,000                    100,655
5.31%, 10/10/2045 (d)                                                               80,000                     80,478
Banc of America Funding Corp
5.60%, 7/20/2036 (d)(e)                                                            248,223                    248,733
Bear Stearns Adjustable Rate Mortgage Trust
3.52%, 6/25/2034 (d)                                                                50,000                     49,042
Bear Stearns Alt-A Trust
0.00%, 8/25/2036 (a)(e)                                                            150,000                    150,000
5.48%, 11/25/2036 (d)(e)                                                           205,464                    205,760
Bear Stearns Commercial Mortgage Securities Inc
0.53%, 5/11/2039 (d)(g)                                                            484,693                      8,474
3.24%, 2/11/2041                                                                    23,033                     22,503
5.47%, 6/11/2041                                                                   130,000                    131,270
Bella Vista Mortgage Trust
5.57%, 5/20/2045 (d)(e)                                                            193,626                    194,089
Citigroup Commercial Mortgage Trust
0.52%, 10/15/2049 (d)                                                            1,450,000                     40,343
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.45%, 10/15/2048 (d)                                                            2,570,000                     61,313
0.53%, 12/11/2049 (f)                                                            1,820,000                     34,881
Commercial Mortgage Pass Through Certificates
4.05%, 10/15/2037                                                                  200,000                    195,186
5.02%, 5/10/2043 (d)                                                                25,000                     24,465
0.05%, 12/10/2046 (d)                                                            1,465,000                     18,656
5.25%, 12/10/2046                                                                   70,000                     70,190
Countrywide Alternative Loan Trust
6.29%, 7/20/2035 (d)(f)                                                             60,020                     60,159
Countrywide Asset-Backed Certificates
5.72%, 4/25/2036 (d)(e)                                                            200,000                    199,258
Countrywide Home Loan Mortgage Pass Through Certificates
4.59%, 12/19/2033 (d)                                                              225,000                    218,575
5.62%, 4/25/2046 (d)(e)                                                            223,500                    224,581
Credit Suisse Mortgage Capital Certificates
5.83%, 6/15/2038 (d)                                                                60,000                     62,231
0.59%, 9/15/2039 (g)                                                             1,525,000                     46,348
0.06%, 12/15/2039                                                                  479,687                      8,444
0.67%, 12/15/2039 (d)                                                            1,850,000                     65,053
CS First Boston Mortgage Securities Corp
5.60%, 11/15/2020 (d)(g)                                                            45,514                     45,529
1.39%, 3/15/2036 (d)(g)                                                            573,675                     13,103

Mortgage Backed Securities
CS First Boston Mortgage Securities Corp (continued)
0.46%, 5/15/2036 (d)(g)                                                            731,929                      8,510
0.61%, 7/15/2036 (d)(g)                                                            814,231                     16,267
4.95%, 7/15/2037                                                                   120,000                    115,405
0.16%, 11/15/2037 (d)(g)                                                         1,337,803                     27,787
7.65%, 9/15/2041 (d)                                                                30,000                     31,873
CW Capital Cobalt Ltd
5.17%, 8/15/2048                                                                   105,000                    104,967
DLJ Mortgage Acceptance Corp
6.99%, 10/15/2030 (g)                                                              125,000                    125,518
First Union National Bank Commercial Mortgage Securities Inc
8.09%, 5/17/2032                                                                    45,000                     48,644
GE Capital Commercial Mortgage Corp
4.98%, 5/10/2043 (d)                                                               220,000                    215,111
5.33%, 11/10/2045 (d)                                                              260,000                    260,194
Greenpoint Mortgage Funding Trust
5.59%, 6/25/2045 (d)(e)                                                            193,248                    193,280
5.63%, 10/25/2045 (d)(e)                                                           198,397                    198,988
Greenwich Capital Commercial Funding Corp
5.48%, 2/10/2017                                                                   205,000                    205,657
0.32%, 6/10/2036 (d)(g)                                                          5,283,558                     55,252
5.91%, 7/10/2038 (d)                                                                70,000                     72,932
0.51%, 3/10/2039 (g)                                                             1,285,000                     32,326
GS Mortgage Securities Corp
0.65%, 11/10/2039                                                                  999,465                     44,440
Impac CMB Trust
5.63%, 4/25/2035 (d)                                                                35,514                     35,551
Impac Secured Assets CMN Owner Trust
5.60%, 3/25/2036 (d)(e)                                                            300,000                    300,987
Indymac Index Mortgage Loan Trust
5.50%, 1/25/2037 (d)(e)                                                            160,000                    159,568
JP Morgan Chase Commercial Mortgage Securities
0.52%, 10/12/2035 (d)(g)                                                           497,972                     17,973
5.02%, 1/12/2037                                                                    15,000                     14,601
5.13%, 9/12/2037 (d)                                                                25,000                     24,362
1.12%, 1/12/2039 (d)(g)                                                            665,730                     22,747
5.45%, 6/12/2041                                                                    75,000                     75,933
0.20%, 1/15/2042 (d)(g)                                                          1,400,094                     25,029
4.78%, 7/15/2042                                                                    90,000                     86,491
5.59%, 5/12/2045 (d)                                                                55,000                     55,617
5.44%, 5/15/2045 (d)                                                               100,000                    100,172
5.30%, 5/15/2047 (d)                                                               105,000                    105,376
5.47%, 6/12/2047                                                                   200,000                    200,692
JP Morgan Mortgage Trust
5.30%, 7/25/2035                                                                    53,978                     53,875
4.95%, 11/25/2035 (d)                                                              125,000                    125,676
5.31%, 4/25/2036 (d)                                                                25,690                     25,701
5.84%, 6/25/2036 (d)(e)                                                            104,005                    104,108
5.99%, 6/25/2036 (d)                                                                35,952                     36,093
5.97%, 8/25/2036 (d)                                                               170,000                    173,744
5.58%, 10/25/2036 (d)                                                              180,000                    180,804
LB Commercial Conduit Mortgage Trust
6.21%, 10/15/2035                                                                  481,045                    485,858
LB-UBS Commercial Mortgage Trust
5.97%, 3/15/2026 (e)                                                               125,723                    126,278
4.44%, 12/15/2029 (d)                                                              100,000                     97,796
4.31%, 2/15/2030                                                                   195,000                    191,000
5.74%, 6/15/2032                                                                    71,150                     72,218
0.62%, 3/15/2034 (d)(g)                                                            642,352                      7,794
Mortgage Backed Securities
LB-UBS Commercial Mortgage Trust (continued)
0.26%, 3/15/2036 (d)(g)                                                            527,443                     15,042
1.14%, 3/15/2036 (d)(g)                                                            469,414                     14,287
0.69%, 8/15/2036 (d)(g)                                                            634,992                     12,584
5.41%, 9/15/2039 (d)                                                                25,000                     24,999
5.46%, 2/15/2040                                                                   245,000                    245,453
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016                                                                    90,000                     92,449
5.62%, 5/12/2039 (d)                                                                85,000                     86,629
5.66%, 5/12/2039 (d)                                                               115,000                    117,929
0.53%, 2/12/2042 (d)                                                             1,931,528                     26,156
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (d)                                                                55,000                     55,055
0.74%, 8/12/2048                                                                 1,000,000                     42,821
0.05%, 12/12/2049 (d)                                                              724,432                     10,945
5.11%, 12/12/2049 (d)                                                               85,000                     84,808
Morgan Stanley Capital I
1.01%, 1/13/2041 (d)(g)                                                            440,264                     14,742
0.04%, 12/15/2043 (d)(g)                                                         1,044,346                     14,359
Sequoia Mortgage Trust
5.69%, 2/20/2034 (d)                                                               111,071                    111,071
Specialty Underwriting & Residential Finance
5.83%, 2/25/2035 (d)                                                                47,728                     47,831
5.55%, 3/25/2036 (d)                                                                82,761                     82,802
Structured Adjustable Rate Mortgage Loan Trust
5.25%, 12/25/2035                                                                   57,380                     57,026
5.25%, 2/25/2036 (d)                                                                77,745                     77,352
Structured Asset Securities Corp
5.50%, 6/25/2036 (d)                                                               100,000                    100,121
Wachovia Bank Commercial Mortgage Trust
0.19%, 11/15/2035 (g)                                                            1,637,290                     17,928
0.44%, 10/15/2041 (d)(g)                                                         2,649,296                     42,636
0.27%, 3/15/2042 (d)(g)                                                          3,994,343                     45,615
4.94%, 4/15/2042                                                                   210,000                    204,573
5.25%, 12/15/2043 (f)                                                               65,000                     65,324
4.52%, 5/15/2044                                                                    65,000                     63,840
5.80%, 7/15/2045                                                                   100,000                    102,623
Washington Mutual Alternative Mortgage
5.60%, 6/25/2046 (d)                                                               217,567                    217,986
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (g)                                                                70,154                     68,133
Washington Mutual Inc
3.97%, 3/25/2033                                                                    61,023                     60,344
3.80%, 6/25/2034 (d)                                                                85,000                     82,586
4.68%, 5/25/2035 (d)                                                                40,000                     39,574
5.79%, 7/25/2044 (d)                                                                39,885                     40,030
5.85%, 1/25/2045 (d)                                                                95,675                     95,963
5.70%, 11/25/2045 (d)(e)                                                           250,000                    250,902
5.54%, 8/25/2046 (d)(e)                                                            250,000                    250,599
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (d)                                                                77,784                     76,525
                                                                                                    ------------------
                                                                                                10,838,165
                                                                                                    ------------------
Multi-Line Insurance (0.47%)
ACE Ltd
6.00%, 4/ 1/2007                                                                    85,000                     85,000
CNA Financial Corp
6.00%, 8/15/2011                                                                    40,000                     40,842

Multi-Line Insurance
Genworth Financial Inc
6.15%, 11/15/2066 (d)                                                               45,000                     44,324
Hartford Financial Services Group Inc
5.25%, 10/15/2011                                                                   25,000                     25,069
5.95%, 10/15/2036                                                                   15,000                     14,917
ING Groep NV
5.78%, 12/ 8/2035 (b)                                                               75,000                     74,616
Metlife Inc
6.40%, 12/15/2036 (d)                                                               50,000                     48,820
Metropolitan Life Global Funding I
5.50%, 3/17/2009 (d)(g)                                                            160,000                    160,213
XL Capital Ltd
6.50%, 12/31/2049                                                                   30,000                     29,097
                                                                                                    ------------------
                                                                                                   522,898
                                                                                                    ------------------
Multimedia (0.24%)
News America Inc
6.63%, 1/ 9/2008                                                                    45,000                     45,380
4.75%, 3/15/2010                                                                    15,000                     14,857
6.20%, 12/15/2034                                                                   15,000                     14,549
6.40%, 12/15/2035                                                                   25,000                     24,867
Time Warner Entertainment Co LP
8.38%, 3/15/2023                                                                    25,000                     29,552
Time Warner Inc
6.15%, 5/ 1/2007                                                                    85,000                     85,022
Viacom Inc
5.70%, 6/16/2009 (b)                                                                25,000                     25,069
5.75%, 4/30/2011                                                                    30,000                     30,412
                                                                                                    ------------------
                                                                                                   269,708
                                                                                                    ------------------
Mutual Insurance (0.05%)
Liberty Mutual Group Inc
7.50%, 8/15/2036 (g)                                                                20,000                     21,367
7.00%, 3/15/2037 (b)(g)                                                             35,000                     34,507
                                                                                                    ------------------
                                                                                                    55,874
                                                                                                    ------------------
Non-Hazardous Waste Disposal (0.07%)
Allied Waste North America Inc
5.75%, 2/15/2011                                                                    25,000                     24,375
9.25%, 9/ 1/2012                                                                    20,000                     21,100
Oakmont Asset Trust
4.51%, 12/22/2008 (g)                                                               35,000                     34,330
                                                                                                    ------------------
                                                                                                    79,805
                                                                                                    ------------------
Office Automation & Equipment (0.05%)
Xerox Corp
6.40%, 3/15/2016                                                                    25,000                     25,713
6.75%, 2/ 1/2017                                                                    30,000                     31,393
                                                                                                    ------------------
                                                                                                    57,106
                                                                                                    ------------------
Office Furnishings - Original (0.02%)
Steelcase Inc
6.50%, 8/15/2011                                                                    20,000                     20,539
                                                                                                    ------------------

Oil - Field Services (0.29%)
BJ Services Co
5.53%, 6/ 1/2008 (d)(e)                                                            100,000                    100,067
Hanover Equipment Trust
8.75%, 9/ 1/2011                                                                    50,000                     52,000
Smith International Inc
7.00%, 9/15/2007 (e)                                                               100,000                    100,555
6.00%, 6/15/2016                                                                    30,000                     30,570
Oil - Field Services
Weatherford International Ltd
6.50%, 8/ 1/2036                                                                    35,000                     34,996
                                                                                                    ------------------
                                                                                                   318,188
                                                                                                    ------------------
Oil & Gas Drilling (0.09%)
Transocean Inc
5.55%, 9/ 5/2008 (d)(e)                                                            100,000                    100,106
                                                                                                    ------------------

Oil Company - Exploration & Production (0.60%)
Anadarko Petroleum Corp
5.75%, 9/15/2009 (d)(e)                                                             75,000                     75,160
6.45%, 9/15/2036                                                                    50,000                     49,477
Apache Corp
5.63%, 1/15/2017                                                                     5,000                      5,058
6.00%, 1/15/2037                                                                    15,000                     14,937
Canadian Natural Resources Ltd
5.70%, 5/15/2017                                                                    30,000                     29,861
6.25%, 3/15/2038                                                                    30,000                     29,352
Chesapeake Energy Corp
7.50%, 9/15/2013                                                                    60,000                     62,700
Houston Exploration Co
7.00%, 6/15/2013                                                                    40,000                     40,000
Newfield Exploration Co
7.45%, 10/15/2007                                                                   70,000                     70,525
6.63%, 9/ 1/2014                                                                    40,000                     40,000
Nexen Inc
5.05%, 11/20/2013                                                                   50,000                     48,572
Pioneer Natural Resources Co
6.65%, 3/15/2017                                                                    35,000                     34,623
6.88%, 5/ 1/2018                                                                    35,000                     34,400
Swift Energy Co
7.63%, 7/15/2011                                                                    50,000                     51,250
XTO Energy Inc
5.65%, 4/ 1/2016                                                                    25,000                     24,913
6.10%, 4/ 1/2036                                                                    50,000                     48,417
                                                                                                    ------------------
                                                                                                   659,245
                                                                                                    ------------------
Oil Company - Integrated (0.19%)
Husky Energy Inc
6.15%, 6/15/2019                                                                    45,000                     45,964
Occidental Petroleum Corp
4.00%, 11/30/2007                                                                   35,000                     34,727
Petrobras International Finance Co
8.38%, 12/10/2018                                                                   40,000                     48,000
Petro-Canada
5.95%, 5/15/2035                                                                    60,000                     57,237
Petronas Capital Ltd
7.88%, 5/22/2022 (g)                                                                20,000                     24,577
                                                                                                    ------------------
                                                                                                   210,505
                                                                                                    ------------------
Oil Field Machinery & Equipment (0.05%)
Cameron International Corp
2.65%, 4/15/2007                                                                    60,000                     59,946
                                                                                                    ------------------

Oil Refining & Marketing (0.26%)
Enterprise Products Operating LP
4.00%, 10/15/2007                                                                   60,000                     59,563
6.38%, 2/ 1/2013                                                                    20,000                     20,830
Giant Industries Inc
11.00%, 5/15/2012                                                                   40,000                     42,400

Oil Refining & Marketing
Premcor Refining Group Inc/The
6.75%, 2/ 1/2011                                                                    70,000                     73,520
9.50%, 2/ 1/2013                                                                    40,000                     43,202
Tesoro Corp
6.25%, 11/ 1/2012                                                                   50,000                     50,687
                                                                                                    ------------------
                                                                                                   290,202
                                                                                                    ------------------
Paper & Related Products (0.01%)
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                                                    15,000                     14,535
                                                                                                    ------------------

Pharmacy Services (0.08%)
Medco Health Solutions Inc
7.25%, 8/15/2013                                                                    60,000                     64,891
Omnicare Inc
6.75%, 12/15/2013                                                                   10,000                     10,038
6.88%, 12/15/2015                                                                   15,000                     15,131
                                                                                                    ------------------
                                                                                                    90,060
                                                                                                    ------------------
Pipelines (0.76%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                                                    25,000                     24,479
Buckeye Partners LP
4.63%, 7/15/2013                                                                    45,000                     42,614
Consolidated Natural Gas Co
5.00%, 3/ 1/2014                                                                    30,000                     29,096
El Paso Natural Gas
5.95%, 4/15/2017 (c)                                                                15,000                     15,056
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                                    20,000                     19,601
5.95%, 6/ 1/2033                                                                    40,000                     37,384
Energy Transfer Partners LP
6.63%, 10/15/2036                                                                   15,000                     15,344
Kinder Morgan Energy Partners LP
6.00%, 2/ 1/2017 (b)                                                                50,000                     50,549
6.50%, 2/ 1/2037                                                                    50,000                     49,863
Kinder Morgan Finance Co ULC
5.35%, 1/ 5/2011                                                                    20,000                     19,706
Kinder Morgan Inc
6.50%, 9/ 1/2012                                                                    45,000                     45,898
National Fuel Gas Co
5.25%, 3/ 1/2013                                                                    30,000                     29,733
Northwest Pipeline Corp
8.13%, 3/ 1/2010                                                                    35,000                     36,422
ONEOK Partners LP
5.90%, 4/ 1/2012                                                                    45,000                     46,192
6.65%, 10/ 1/2036                                                                   35,000                     35,960
Pacific Energy
6.25%, 9/15/2015                                                                   100,000                     99,996
Plains All American Pipeline LP
6.70%, 5/15/2036                                                                    40,000                     40,930
Southern Natural Gas Co
5.90%, 4/ 1/2017 (g)                                                                30,000                     30,000
TEPPCO Partners LP
7.63%, 2/15/2012 (b)                                                                70,000                     75,524
Texas Eastern Transmission LP
5.25%, 7/15/2007                                                                    60,000                     59,905

Pipelines
Williams Partners LP/Williams Partners
7.25%, 2/ 1/2017 (g)                                                                40,000                     42,300
                                                                                                    ------------------
                                                                                                   846,552
                                                                                                    ------------------
Property & Casualty Insurance (0.14%)
Arch Capital Group Ltd
7.35%, 5/ 1/2034                                                                    40,000                     43,379
Chubb Corp
0.00%, 3/29/2067 (a)(b)                                                             35,000                     34,911
Markel Corp
6.80%, 2/15/2013                                                                    20,000                     20,799
Travelers Cos Inc/The
6.25%, 3/15/2067                                                                    30,000                     29,628
WR Berkley Corp
6.25%, 2/15/2037                                                                    30,000                     29,302
                                                                                                    ------------------
                                                                                                   158,019
                                                                                                    ------------------
Publishing - Periodicals (0.02%)
Dex Media East LLC/Dex Media East Finance Co
12.13%, 11/15/2012                                                                  20,000                     21,875
                                                                                                    ------------------

Real Estate Operator & Developer (0.01%)
Duke Realty LP
5.63%, 8/15/2011                                                                    15,000                     15,174
                                                                                                    ------------------

Recreational Centers (0.05%)
AMF Bowling Worldwide Inc
10.00%, 3/ 1/2010                                                                   55,000                     57,475
                                                                                                    ------------------

Regional Banks (0.62%)
BAC Capital Trust XIII
5.76%, 3/15/2043                                                                    75,000                     74,652
BAC Capital Trust XIV
5.63%, 3/15/2043                                                                    45,000                     45,020
Capital One Financial Corp
5.70%, 9/15/2011                                                                    30,000                     30,304
4.80%, 2/21/2012                                                                    15,000                     14,546
Fleet Capital Trust II
7.92%, 12/11/2026                                                                   80,000                     83,193
Keycorp
5.42%, 5/26/2009 (d)                                                                75,000                     75,028
PNC Funding Corp
5.50%, 1/31/2012 (d)(e)                                                            125,000                    125,068
SunTrust Preferred Capital I
5.85%, 12/31/2049 (d)                                                               30,000                     30,420
Wachovia Corp
5.63%, 12/15/2008                                                                  115,000                    116,043
6.38%, 2/ 1/2009                                                                    10,000                     10,222
Wells Fargo & Co
3.12%, 8/15/2008                                                                    35,000                     33,975
Wells Fargo Capital X
5.95%, 12/15/2036                                                                   55,000                     52,987
                                                                                                    ------------------
                                                                                                   691,458
                                                                                                    ------------------
Reinsurance (0.19%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034                                                                    50,000                     50,524
PartnerRe Finance II
6.44%, 12/ 1/2066 (d)                                                               25,000                     24,715

Reinsurance
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017                                                                    60,000                     63,488
Transatlantic Holdings Inc
5.75%, 12/14/2015                                                                   75,000                     74,992
                                                                                                    ------------------
                                                                                                   213,719
                                                                                                    ------------------
REITS - Apartments (0.09%)
AvalonBay Communities Inc
5.50%, 1/15/2012                                                                    35,000                     35,314
BRE Properties Inc
5.50%, 3/15/2017                                                                    30,000                     29,711
UDR Inc
6.50%, 6/15/2009                                                                    35,000                     36,039
                                                                                                    ------------------
                                                                                                   101,064
                                                                                                    ------------------
REITS - Diversified (0.25%)
iStar Financial Inc
5.69%, 9/15/2009 (e)                                                                50,000                     50,004
5.69%, 3/ 9/2010                                                                    50,000                     50,021
5.65%, 9/15/2011                                                                    40,000                     40,289
5.15%, 3/ 1/2012                                                                    40,000                     39,238
5.50%, 6/15/2012                                                                    50,000                     49,772
5.95%, 10/15/2013                                                                   50,000                     50,610
                                                                                                    ------------------
                                                                                                   279,934
                                                                                                    ------------------
REITS - Healthcare (0.14%)
Health Care Property Investors Inc
5.80%, 9/15/2008 (d)(e)                                                             50,000                     49,982
5.65%, 12/15/2013                                                                   55,000                     54,627
6.00%, 1/30/2017                                                                    35,000                     35,115
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                                    15,000                     15,430
                                                                                                    ------------------
                                                                                                   155,154
                                                                                                    ------------------
REITS - Hotels (0.03%)
Hospitality Properties Trust
6.30%, 6/15/2016                                                                    35,000                     36,294
                                                                                                    ------------------

REITS - Office Property (0.11%)
Brandywine Operating Partnership LP/PA
5.63%, 12/15/2010                                                                   45,000                     45,565
Highwoods Properties Inc
5.85%, 3/15/2017 (g)                                                                25,000                     24,818
HRPT Properties Trust
5.95%, 3/16/2011 (d)                                                                50,000                     50,002
                                                                                                    ------------------
                                                                                                   120,385
                                                                                                    ------------------
REITS - Regional Malls (0.09%)
Simon Property Group LP
4.60%, 6/15/2010                                                                    15,000                     14,745
5.60%, 9/ 1/2011                                                                    45,000                     45,699
5.75%, 5/ 1/2012                                                                    40,000                     40,897
                                                                                                    ------------------
                                                                                                   101,341
                                                                                                    ------------------
REITS - Shopping Centers (0.02%)
Federal Realty Investment Trust
6.20%, 1/15/2017                                                                    20,000                     20,722
                                                                                                    ------------------

REITS - Warehouse & Industrial (0.09%)
Prologis
5.61%, 8/24/2009 (d)(e)                                                            100,000                    100,190
                                                                                                    ------------------

Rental - Auto & Equipment (0.16%)
Erac USA Finance Co
5.61%, 4/30/2009 (d)(e)(g)                                                         125,000                    125,290
United Rentals North America Inc
7.75%, 11/15/2013 (b)                                                               50,000                     51,375
                                                                                                    ------------------
                                                                                                   176,665
                                                                                                    ------------------
Retail - Auto Parts (0.03%)
PEP Boys-Manny Moe & Jack
7.50%, 12/15/2014                                                                   30,000                     29,025
                                                                                                    ------------------

Retail - Building Products (0.05%)
Home Depot Inc
5.47%, 12/16/2009 (d)(e)                                                            50,000                     50,055
                                                                                                    ------------------

Retail - Discount (0.03%)
Costco Wholesale Corp
5.50%, 3/15/2017                                                                    35,000                     35,075
                                                                                                    ------------------

Retail - Propane Distribution (0.05%)
Inergy LP/Inergy Finance Corp
8.25%, 3/ 1/2016                                                                    50,000                     52,500
                                                                                                    ------------------

Retail - Regional Department Store (0.07%)
JC Penney Corp Inc
8.13%, 4/ 1/2027                                                                    75,000                     77,127
                                                                                                    ------------------

Satellite Telecommunications (0.07%)
Intelsat Corp
6.38%, 1/15/2008                                                                    80,000                     80,100
                                                                                                    ------------------

Savings & Loans - Thrifts (0.16%)
Washington Mutual Inc
5.66%, 1/15/2010 (d)(e)                                                            175,000                    175,053
                                                                                                    ------------------

Sovereign (0.14%)
Mexico Government International Bond
6.06%, 1/13/2009 (b)(d)                                                             60,000                     60,510
6.75%, 9/27/2034                                                                    39,000                     42,530
South Africa Government International Bond
6.50%, 6/ 2/2014                                                                    45,000                     47,925
                                                                                                    ------------------
                                                                                                   150,965
                                                                                                    ------------------
Special Purpose Entity (0.22%)
BAE Systems Holdings Inc
6.40%, 12/15/2011 (g)                                                               60,000                     62,783
5.20%, 8/15/2015 (g)                                                                65,000                     63,659
Capital One Capital IV
6.75%, 2/17/2037                                                                    30,000                     28,742
JPMorgan Chase Capital XXII
6.45%, 2/ 2/2037                                                                    20,000                     19,602
Regency Energy Partners
8.38%, 12/15/2013 (g)                                                               65,000                     66,300
                                                                                                    ------------------
                                                                                                   241,086
                                                                                                    ------------------
Steel - Producers (0.11%)
Ispat Inland ULC
9.75%, 4/ 1/2014                                                                    95,000                    104,844

Steel - Producers
Steel Dynamics Inc
6.75%, 4/ 1/2015 (c)(g)                                                             20,000                     20,025
                                                                                                    ------------------
                                                                                                   124,869
                                                                                                    ------------------
Telecommunication Services (0.18%)
Mastec Inc
7.63%, 2/ 1/2017 (g)                                                                40,000                     40,500
Qwest Corp
7.88%, 9/ 1/2011                                                                    60,000                     63,750
TELUS Corp
7.50%, 6/ 1/2007                                                                    45,000                     45,142
Verizon Global Funding Corp
7.75%, 12/ 1/2030                                                                   40,000                     46,364
                                                                                                    ------------------
                                                                                                   195,756
                                                                                                    ------------------
Telephone - Integrated (0.48%)
AT&T Corp
7.30%, 11/15/2011 (d)                                                               50,000                     54,278
Deutsche Telekom International Finance BV
5.53%, 3/23/2009 (d)                                                                75,000                     75,142
France Telecom SA
7.75%, 3/ 1/2011 (d)                                                                75,000                     81,711
Royal KPN NV
8.00%, 10/ 1/2010                                                                   20,000                     21,695
Telecom Italia Capital SA
5.84%, 2/ 1/2011 (d)                                                                25,000                     24,989
5.97%, 7/18/2011 (d)                                                                45,000                     45,228
4.95%, 9/30/2014                                                                    60,000                     56,520
Telefonica Europe BV
7.75%, 9/15/2010                                                                   105,000                    113,144
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                                                   10,000                      9,877
Verizon Communications Inc
5.35%, 2/15/2011 (b)                                                                10,000                     10,058
6.25%, 4/ 1/2037 (c)                                                                35,000                     34,667
                                                                                                    ------------------
                                                                                                   527,309
                                                                                                    ------------------
Television (0.09%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009                                                                   100,000                    102,788
                                                                                                    ------------------

Textile - Home Furnishings (0.12%)
Mohawk Industries Inc
6.50%, 4/15/2007 (e)                                                               130,000                    130,032
                                                                                                    ------------------

Tobacco (0.04%)
Reynolds American Inc
7.25%, 6/ 1/2013                                                                    40,000                     41,916
                                                                                                    ------------------

Tools - Hand Held (0.06%)
Snap-On Inc
5.49%, 1/12/2010 (d)(e)                                                             50,000                     50,016
5.25%, 1/15/2017                                                                    20,000                     20,028
                                                                                                    ------------------
                                                                                                    70,044
                                                                                                    ------------------
Transport - Rail (0.02%)
Union Pacific Corp
4.70%, 1/ 2/2024                                                                    19,402                     18,510
                                                                                                    ------------------


Transport - Services (0.02%)
FedEx Corp
3.50%, 4/ 1/2009                                                                    25,000                     24,220
                                                                                                    ------------------

Vitamins & Nutrition Products (0.06%)
NBTY Inc
7.13%, 10/ 1/2015                                                                   70,000                     70,438
                                                                                                    ------------------

Wire & Cable Products (0.05%)
Superior Essex Communications LLC/Essex Group Inc
9.00%, 4/15/2012 (b)                                                                50,000                     51,625
                                                                                                    ------------------
TOTAL BONDS                                                                                      $         36,467,125
                                                                                                    ------------------
CONVERTIBLE BONDS (0.04%)
Retail - Auto Parts (0.04%)
PEP Boys-Manny Moe & Jack
4.25%, 6/ 1/2007                                                                    45,000                     44,888
                                                                                                    ------------------
TOTAL CONVERTIBLE BONDS                                                                          $             44,888
                                                                                                    ------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (18.53%)
Federal Home Loan Mortgage Corporation (FHLMC) (4.81%)
4.50%, 4/ 1/2022 (h)                                                               145,000                    140,333
5.50%, 4/ 1/2022 (h)                                                                60,000                     60,112
5.50%, 4/ 1/2037 (h)                                                             1,310,000                  1,296,081
6.00%, 4/ 1/2037 (h)                                                             1,165,000                  1,174,101
6.50%, 6/ 1/2017                                                                    85,578                     87,710
5.00%, 5/ 1/2018                                                                   687,815                    680,408
5.50%, 12/ 1/2022                                                                  169,121                    168,668
7.00%, 12/ 1/2027                                                                   51,451                     53,518
6.00%, 1/ 1/2029                                                                    65,483                     66,513
7.50%, 8/ 1/2030                                                                     5,100                      5,335
8.00%, 12/ 1/2030                                                                   65,085                     68,509
7.50%, 1/ 1/2031                                                                    12,073                     12,629
6.50%, 5/ 1/2031                                                                    18,679                     19,232
6.50%, 6/ 1/2031                                                                    48,663                     50,104
6.50%, 11/ 1/2031                                                                   21,790                     22,435
5.50%, 3/ 1/2033                                                                   158,118                    156,829
5.50%, 4/ 1/2033                                                                   139,294                    138,158
5.50%, 10/ 1/2033                                                                  254,788                    252,711
6.50%, 10/ 1/2035                                                                   93,326                     95,233
6.00%, 8/ 1/2036                                                                    49,443                     49,842
6.50%, 11/ 1/2036                                                                   95,012                     96,895
4.69%, 8/ 1/2035 (d)                                                                43,777                     43,103
5.02%, 9/ 1/2035 (d)                                                               102,626                    102,752
5.68%, 10/ 1/2036                                                                  308,724                    310,802
5.57%, 2/ 1/2037                                                                    74,978                     75,287
5.63%, 2/ 1/2037                                                                   100,000                    100,436
                                                                                                    ------------------
                                                                                                 5,327,736
                                                                                                    ------------------
Federal National Mortgage Association (FNMA) (6.86%)
4.50%, 4/ 1/2022 (h)                                                               680,000                    658,112
5.50%, 4/ 1/2022 (h)                                                               325,000                    325,711
6.00%, 2/ 1/2025                                                                   156,371                    158,613
5.00%, 4/ 1/2037 (h)                                                             2,550,000                  2,463,142
5.50%, 4/ 1/2037 (h)                                                               385,000                    380,909
6.00%, 4/ 1/2037 (h)                                                               745,000                    750,355
6.50%, 3/ 1/2008                                                                    14,124                     14,125
6.00%, 4/ 1/2008                                                                    11,867                     11,850
6.00%, 3/ 1/2009                                                                       422                        422
6.00%, 5/ 1/2009                                                                    27,191                     27,234
6.00%, 11/ 1/2009                                                                   16,287                     16,325

Federal National Mortgage Association (FNMA)
6.00%, 12/ 1/2009                                                                    2,139                      2,145
6.00%, 5/ 1/2010                                                                     4,691                      4,719
4.50%, 9/ 1/2010                                                                   104,648                    102,756
6.00%, 10/ 1/2021                                                                  214,099                    217,671
7.00%, 8/ 1/2029                                                                     2,250                      2,345
6.50%, 2/ 1/2032                                                                    46,193                     47,580
5.50%, 1/ 1/2033                                                                   392,268                    389,104
5.50%, 7/ 1/2033                                                                   529,245                    524,908
5.50%, 9/ 1/2033                                                                   229,943                    228,058
4.24%, 6/ 1/2034 (d)                                                                40,173                     39,792
4.36%, 7/ 1/2034 (d)                                                                22,547                     22,414
4.31%, 12/ 1/2034 (d)                                                               63,769                     63,333
4.59%, 3/ 1/2035 (d)                                                                66,627                     66,275
5.72%, 2/ 1/2036 (d)                                                                37,875                     38,070
5.79%, 6/ 1/2036 (d)(f)                                                             23,679                     23,767
6.00%, 7/ 1/2036                                                                   110,596                    111,418
6.50%, 8/ 1/2036                                                                    81,561                     83,202
6.50%, 10/ 1/2036                                                                  111,694                    113,942
6.50%, 11/ 1/2036                                                                  118,235                    120,615
5.45%, 1/ 1/2037                                                                    82,948                     83,286
5.51%, 1/ 1/2037                                                                   249,000                    256,766
6.50%, 1/ 1/2037                                                                   189,581                    193,397
5.47%, 3/ 1/2037                                                                    54,998                     55,110
                                                                                                    ------------------
                                                                                                 7,597,471
                                                                                                    ------------------
Government National Mortgage Association (GNMA) (1.01%)
5.50%, 4/ 1/2037 (h)                                                               425,000                    422,609
6.00%, 1/15/2029                                                                   209,606                    213,101
7.00%, 5/15/2031                                                                    25,168                     26,329
6.00%, 6/15/2032                                                                    20,521                     20,841
5.00%, 11/15/2033                                                                  245,369                    239,157
6.00%, 12/15/2033                                                                   82,939                     84,200
6.00%, 9/20/2026                                                                    68,875                     69,969
7.00%, 2/20/2032                                                                    36,299                     37,842
                                                                                                    ------------------
                                                                                                 1,114,048
                                                                                                    ------------------
U.S. Treasury (5.37%)
3.63%, 7/15/2009 (b)                                                               350,000                    342,822
4.88%, 8/15/2009 (b)                                                               800,000                    805,187
3.50%, 2/15/2010 (b)                                                             1,200,000                  1,166,578
4.88%, 2/15/2012 (b)                                                               575,000                    583,962
4.25%, 8/15/2013 (b)                                                               425,000                    417,745
4.75%, 5/15/2014 (b)                                                               200,000                    201,805
4.25%, 11/15/2014 (b)                                                              600,000                    585,750
8.13%, 8/15/2019 (b)                                                               325,000                    424,430
7.13%, 2/15/2023 (b)                                                               575,000                    713,853
6.25%, 5/15/2030 (b)                                                               600,000                    710,859
                                                                                                    ------------------
                                                                                                 5,952,991
                                                                                                    ------------------
U.S. Treasury Inflation-Indexed Obligations (0.48%)
4.25%, 1/15/2010 (b)                                                               270,698                    287,859
2.00%, 1/15/2014 (b)                                                               246,483                    244,076
                                                                                                    ------------------
                                                                                                   531,935
                                                                                                    ------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                            $         20,524,181
                                                                                                    ------------------
SHORT TERM INVESTMENTS (0.57%)
Commercial Paper (0.57%)
Investment in Joint Trading Account; HSBC Funding
5.40%, 4/ 2/2007                                                                   628,669                    628,669
                                                                                                    ------------------
TOTAL SHORT TERM INVESTMENTS                                                                     $            628,669
                                                                                                    ------------------

MONEY MARKET FUNDS (9.35%)
Money Center Banks (9.35%)
BNY Institutional Cash Reserve Fund (e)                                         10,354,170                 10,354,170
                                                                                                    ------------------
TOTAL MONEY MARKET FUNDS                                                                         $         10,354,170
                                                                                                    ------------------
Total Investments                                                                                $        137,740,327
Liabilities in Excess of Other Assets, Net - (24.36)%                                                    (26,980,959)
                                                                                                    ------------------
TOTAL NET ASSETS - 100.00%                                                                       $        110,759,368
                                                                                                    ==================
                                                                                                    ------------------

                                                                                                    ==================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security purchased on a when-issued basis.

(d)  Variable Rate

(e)  Security was purchased with the cash proceeds from securities loans.

(f) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $663,859 or 0.60% of net assets.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,117,005 or 2.81% of net assets.


(h) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $         12,339,292
Unrealized Depreciation                                         (1,560,570)
                                                          ------------------
Net Unrealized Appreciation (Depreciation)                       10,778,722
Cost for federal income tax purposes                            126,961,605


Portfolio Summary (unaudited)
--------------------------------------------------------- ------------------
Sector                                                              Percent
--------------------------------------------------------- ------------------
Financial                                                            30.13%
Mortgage Securities                                                  22.72%
Consumer, Non-cyclical                                               13.96%
Energy                                                                8.03%
Communications                                                        7.96%
Industrial                                                            7.57%
Government                                                            6.74%
Consumer, Cyclical                                                    6.73%
Technology                                                            6.67%
Asset Backed Securities                                               6.49%
Utilities                                                             3.70%
Basic Materials                                                       2.91%
Funds                                                                 0.75%
Liabilities in Excess of Other Assets, Net                        (-24.36%)
                                                          ------------------
TOTAL NET ASSETS                                                    100.00%
                                                          ==================

Schedule of Investments
March 31, 2007 (unaudited)
Bond Account
                                                                                    Shares
                                                                                     Held                      Value
                                                                                  ---------------- -------- ----------------
COMMON STOCKS (0.00%)
Independent Power Producer (0.00%)
Dynegy Inc (a)                                                                                71        $              657
                                                                                                            ----------------
TOTAL COMMON STOCKS                                                            $                         $              657
                                                                                                            ----------------
                                                                                   Principal
                                                                                    Amount                     Value
                                                                                  ---------------- -------- ----------------
BONDS (80.90%)
Advanced Materials & Products (0.03%)
Hexcel Corp
6.75%, 2/ 1/2015                                                                          150,000                   148,175
                                                                                                            ----------------

Advertising Services (0.10%)
Advanstar Communications Inc
10.75%, 8/15/2010                                                                         410,000                   443,825
                                                                                                            ----------------

Aerospace & Defense Equipment (0.34%)
BE Aerospace Inc
8.88%, 5/ 1/2011                                                                          250,000                   257,812
GenCorp Inc
9.50%, 8/15/2013                                                                          375,000                   399,375
Goodrich Corp
6.80%, 7/ 1/2036                                                                          450,000                   484,905
Sequa Corp
8.88%, 4/ 1/2008                                                                          200,000                   205,000
9.00%, 8/ 1/2009                                                                          150,000                   158,250
                                                                                                            ----------------
                                                                                                       1,505,342
                                                                                                            ----------------
Agricultural Chemicals (0.07%)
Potash Corp of Saskatchewan
5.88%, 12/ 1/2036                                                                         330,000                   319,362
                                                                                                            ----------------

Agricultural Operations (0.12%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                                         550,000                   541,196
                                                                                                            ----------------

Airlines (0.07%)
Continental Airlines Inc
0.00%, 4/19/2022 (a)(b)                                                                   320,000                   319,616
                                                                                                            ----------------

Apparel Manufacturers (0.14%)
Levi Strauss & Co
10.11%, 4/ 1/2012 (c)                                                                     100,000                   102,000
12.25%, 12/15/2012                                                                        150,000                   164,625
Phillips-Van Heusen
7.25%, 2/15/2011                                                                          100,000                   102,250
7.75%, 11/15/2023                                                                         225,000                   238,500
                                                                                                            ----------------
                                                                                                         607,375
                                                                                                            ----------------

                                                                                                            ----------------
Appliances (0.07%)
Whirlpool Corp
5.85%, 6/15/2009 (c)                                                                      325,000                   325,892
                                                                                                            ----------------

Asset Backed Securities (5.53%)
Ameriquest Mortgage Securities Inc
5.62%, 3/25/2035 (c)                                                                      153,874                   153,961
5.55%, 7/25/2035 (c)                                                                      246,823                   246,981
Chase Funding Mortgage Loan Asset-Backed Certificates
5.82%, 9/25/2033 (c)                                                                      490,000                   490,763
Countrywide Asset-Backed Certificates
5.84%, 6/25/2035 (c)                                                                      720,000                   721,453
5.57%, 3/25/2036 (c)(d)                                                                 1,500,000                 1,501,322
5.49%, 6/25/2037 (c)                                                                    1,425,000                 1,422,499
Countrywide Home Equity Loan Trust
5.55%, 12/15/2035 (c)(d)                                                                1,085,346                 1,086,131
5.52%, 5/15/2036 (c)(d)                                                                 1,155,611                 1,154,910
First Franklin Mortgage Loan Asset Backed Certificates
5.39%, 3/25/2036 (c)(d)                                                                 1,160,593                 1,160,290
First Horizon Asset Back Trust
5.48%, 10/25/2034 (c)                                                                     760,362                   759,749
First-Citizens Home Equity Loan LLC
5.53%, 9/15/2022 (c)(e)                                                                   433,400                   431,656
GMAC Mortgage Corp Loan Trust
5.50%, 8/25/2035 (c)                                                                    1,000,000                 1,000,272
5.53%, 11/25/2036 (c)(d)                                                                2,000,000                 1,997,864
Great America Leasing Receivables
5.39%, 9/15/2011 (e)                                                                      255,000                   256,509
JP Morgan Mortgage Acquisition Corp
5.49%, 4/25/2036 (c)(d)                                                                 1,525,000                 1,524,993
5.45%, 11/25/2036                                                                       1,225,000                 1,225,198
Long Beach Mortgage Loan Trust
5.85%, 6/25/2034 (c)(d)                                                                   170,000                   170,128
5.43%, 10/25/2036 (c)(d)                                                                2,300,000                 2,298,547
5.49%, 12/25/2036 (c)                                                                   1,600,000                 1,591,286
Morgan Stanley Capital I
5.50%, 2/25/2036                                                                        1,600,000                 1,600,983
MSDWCC Heloc Trust
5.51%, 7/25/2017 (c)                                                                      232,245                   232,282
Nomura Asset Acceptance Corp
5.55%, 6/25/2035 (c)                                                                       67,956                    67,965
Residential Asset Mortgage Products Inc
5.66%, 5/25/2034 (c)(d)                                                                   319,369                   319,581
SACO I Inc
5.59%, 4/25/2035 (c)                                                                       11,485                    11,484
5.46%, 6/25/2036 (c)(d)                                                                 1,416,291                 1,415,114
Washington Mutual Asset-Backed Certificates
5.50%, 4/25/2036 (c)(d)                                                                 1,400,000                 1,399,238
                                                                                                            ----------------
                                                                                                      24,241,159
                                                                                                            ----------------
Auto - Car & Light Trucks (0.54%)
DaimlerChrysler NA Holding Corp
5.82%, 9/10/2007 (c)                                                                      300,000                   300,459
4.75%, 1/15/2008                                                                          110,000                   109,482
5.77%, 3/13/2009 (c)(d)                                                                 1,425,000                 1,429,333
5.75%, 9/ 8/2011                                                                          385,000                   391,134
General Motors Corp
7.13%, 7/15/2013                                                                          150,000                   140,250
                                                                                                            ----------------
                                                                                                       2,370,658
                                                                                                            ----------------

Auto/Truck Parts & Equipment - Original (0.31%)
Accuride Corp
8.50%, 2/ 1/2015                                                                          150,000                   151,125
Stanadyne Corp
10.00%, 8/15/2014                                                                         100,000                   103,000
Tenneco Inc
10.25%, 7/15/2013                                                                         520,000                   566,800
8.63%, 11/15/2014                                                                         125,000                   130,312
Titan International Inc
8.00%, 1/15/2012 (e)                                                                      200,000                   205,750
TRW Automotive Inc
7.25%, 3/15/2017 (e)                                                                      225,000                   220,500
                                                                                                            ----------------
                                                                                                       1,377,487
                                                                                                            ----------------
Automobile Sequential (0.44%)
Capital Auto Receivables Asset Trust
3.92%, 11/16/2009                                                                         600,000                   591,748
5.69%, 6/15/2010 (c)                                                                      275,000                   276,126
Carss Finance LP
5.60%, 1/15/2011 (c)(e)                                                                    57,997                    58,069
Ford Credit Auto Owner Trust
5.30%, 6/15/2012                                                                          600,000                   602,825
WFS Financial Owner Trust
4.50%, 5/17/2013                                                                          410,000                   406,539
                                                                                                            ----------------
                                                                                                       1,935,307
                                                                                                            ----------------
Beverages - Non-Alcoholic (0.06%)
Cott Beverages USA Inc
8.00%, 12/15/2011                                                                         250,000                   255,000
                                                                                                            ----------------

Beverages - Wine & Spirits (0.29%)
Constellation Brands Inc
7.25%, 9/ 1/2016                                                                          125,000                   126,563
Diageo Finance BV
5.47%, 3/30/2009 (c)(d)                                                                 1,150,000                 1,150,854
                                                                                                            ----------------
                                                                                                       1,277,417
                                                                                                            ----------------
Brewery (0.25%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011                                                                        300,000                   360,000
Coors Brewing Co
6.38%, 5/15/2012                                                                          130,000                   135,354
SABMiller PLC
6.50%, 7/ 1/2016 (e)                                                                      550,000                   581,210
                                                                                                            ----------------
                                                                                                       1,076,564

                                                                                                            ----------------
Building - Residential & Commercial (0.14%)
Beazer Homes USA Inc
8.38%, 4/15/2012                                                                          200,000                   192,500
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                                        335,000                   340,025
KB Home
7.75%, 2/ 1/2010                                                                          100,000                    98,750
                                                                                                            ----------------
                                                                                                         631,275
                                                                                                            ----------------
Building & Construction - Miscellaneous (0.02%)
Dycom Industries Inc
8.13%, 10/15/2015                                                                         100,000                   105,000
                                                                                                            ----------------

Building & Construction Products - Miscellaneous (0.28%)
Builders FirstSource Inc
9.61%, 2/15/2012                                                                          200,000                   203,000

Building & Construction Products - Miscellaneous
CRH America Inc
6.00%, 9/30/2016                                                                          350,000                   354,795
6.40%, 10/15/2033                                                                         180,000                   177,957
Interline Brands Inc
8.13%, 6/15/2014                                                                          125,000                   129,063
USG Corp
6.30%, 11/15/2016 (e)                                                                     360,000                   362,548
                                                                                                            ----------------
                                                                                                       1,227,363
                                                                                                            ----------------
Building Products - Cement & Aggregate (0.11%)
C8 Capital SPV Ltd
6.64%, 12/31/2014 (e)                                                                     480,000                   474,240
                                                                                                            ----------------

Building Products - Wood (0.07%)
Masco Corp
5.65%, 3/12/2010                                                                          300,000                   299,956
                                                                                                            ----------------

Cable TV (0.77%)
Cablevision Systems Corp
9.87%, 4/ 1/2009 (c)                                                                      275,000                   291,500
Charter Communications Holdings II LLC/Charter
Communications Holding II Capital Corp
10.25%, 9/15/2010                                                                         175,000                   184,625
Charter Communications Operating LLC/Charter
Communications Operating Capital
8.38%, 4/30/2014 (e)                                                                      150,000                   156,188
Comcast Corp
5.66%, 7/14/2009 (c)(d)                                                                   750,000                   751,031
7.05%, 3/15/2033 (f)                                                                      150,000                   161,040
COX Communications Inc
5.91%, 12/14/2007 (c)(d)                                                                  375,000                   376,131
4.63%, 1/15/2010                                                                          365,000                   360,064
6.75%, 3/15/2011                                                                          395,000                   415,442
CSC Holdings Inc
7.88%, 12/15/2007                                                                         205,000                   207,306
Echostar DBS Corp
6.63%, 10/ 1/2014                                                                         300,000                   301,875
Insight Communications Co Inc
12.25%, 2/15/2011 (c)                                                                     150,000                   156,750
                                                                                                            ----------------
                                                                                                       3,361,952
                                                                                                            ----------------
Casino Hotels (0.16%)
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                                                          375,000                   369,187
MGM Mirage
6.75%, 4/ 1/2013                                                                          175,000                   173,688
Riviera Holdings Corp
11.00%, 6/15/2010                                                                         150,000                   156,375
                                                                                                            ----------------
                                                                                                         699,250
                                                                                                            ----------------
Casino Services (0.12%)
American Casino & Entertainment Properties
7.85%, 2/ 1/2012                                                                          150,000                   156,000
Choctaw Resort Development Enterprise
7.25%, 11/15/2019 (e)                                                                     359,000                   361,244
                                                                                                            ----------------
                                                                                                         517,244

                                                                                                            ----------------
Cellular Telecommunications (1.26%)
America Movil SA de CV
5.99%, 4/27/2007 (c)                                                                      650,000                   650,000
5.45%, 6/27/2008 (c)(d)(e)                                                                200,000                   200,000
AT&T Mobility LLC
7.13%, 12/15/2031                                                                         250,000                   275,262
Cellular Telecommunications
Centennial Cellular Corp
10.75%, 12/15/2008                                                                        133,000                   133,332
Dobson Cellular Systems Inc
8.38%, 11/ 1/2011                                                                         150,000                   159,187
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012                                                                          625,000                   703,547
Nextel Communications Inc
5.95%, 3/15/2014                                                                          560,000                   550,933
Rogers Wireless Inc
7.25%, 12/15/2012                                                                         700,000                   748,125
6.38%, 3/ 1/2014                                                                          630,000                   645,750
Rural Cellular Corp
8.25%, 3/15/2012                                                                          250,000                   261,250
Vodafone Group PLC
5.69%, 6/15/2011 (c)(f)                                                                   415,000                   416,871
5.64%, 2/27/2012 (d)                                                                      800,000                   801,074
                                                                                                            ----------------
                                                                                                       5,545,331
                                                                                                            ----------------
Chemicals - Diversified (0.57%)
Chevron Phillips Chemical Co LLC
5.38%, 6/15/2007                                                                          240,000                   239,878
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                                         200,000                   211,000
Huntsman LLC
11.50%, 7/15/2012                                                                         600,000                   670,500
ICI Wilmington Inc
5.63%, 12/ 1/2013                                                                         295,000                   296,185
Ineos Group Holdings Plc
8.50%, 2/15/2016 (e)                                                                      275,000                   263,313
Lyondell Chemical Co
10.50%, 6/ 1/2013                                                                         190,000                   208,050
8.25%, 9/15/2016                                                                          350,000                   374,500
Nova Chemicals Corp
6.50%, 1/15/2012                                                                          150,000                   142,875
Phibro Animal Health Corp
10.00%, 8/ 1/2013 (e)                                                                     100,000                   106,500
                                                                                                            ----------------
                                                                                                       2,512,801
                                                                                                            ----------------
Chemicals - Specialty (0.25%)
Hercules Inc
6.75%, 10/15/2029                                                                         100,000                   100,000
MacDermid Inc
9.13%, 7/15/2011                                                                          200,000                   209,626
Millennium America Inc
9.25%, 6/15/2008                                                                          440,000                   456,500
Nalco Co
7.75%, 11/15/2011                                                                         200,000                   205,000
NewMarket Corp
7.13%, 12/15/2016 (e)                                                                     125,000                   124,375
                                                                                                            ----------------
                                                                                                       1,095,501
                                                                                                            ----------------
Coal (0.09%)
Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp
10.00%, 6/ 1/2012                                                                         125,000                   134,375
Massey Energy Co
6.88%, 12/15/2013                                                                         200,000                   189,750
Peabody Energy Corp
7.38%, 11/ 1/2016                                                                          85,000                    89,462
                                                                                                            ----------------
                                                                                                         413,587
                                                                                                            ----------------

Coatings & Paint (0.04%)
Valspar Corp
6.00%, 5/ 1/2007                                                                          155,000                   155,042
                                                                                                            ----------------

Commercial Banks (1.50%)
Barclays Bank PLC
5.93%, 12/31/2049 (c)(e)                                                                  655,000                   655,706
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (c)(e)                                                                   325,000                   317,486
Commonwealth Bank of Australia
6.02%, 3/15/2036 (e)                                                                      350,000                   352,484
Glitnir Banki HF
5.52%, 10/15/2008 (c)(e)                                                                  350,000                   349,510
HSBC America Capital Trust I
7.81%, 12/15/2026 (e)                                                                     850,000                   886,136
KeyBank NA
5.51%, 11/ 3/2009 (c)                                                                   1,000,000                 1,001,236
Lloyds TSB Group PLC
6.27%, 11/14/2016 (c)(e)                                                                  530,000                   520,866
Societe Generale
0.00%, 4/ 3/2049 (a)(b)                                                                   240,000                   239,964
Union Planters Bank NA
5.13%, 6/15/2007                                                                          335,000                   334,822
United Overseas Bank Ltd
4.50%, 7/ 2/2013 (e)                                                                      170,000                   163,896
VTB Capital SA for Vneshtorgbank
6.10%, 9/21/2007 (c)(e)                                                                   270,000                   270,324
Wachovia Bank NA/Charlotte NC
7.80%, 8/18/2010                                                                        1,025,000                 1,102,744
Woori Bank
6.13%, 5/ 3/2016 (c)(e)                                                                   355,000                   363,655
                                                                                                            ----------------
                                                                                                       6,558,829

                                                                                                            ----------------
Commercial Services (0.19%)
Iron Mountain Inc
8.25%, 7/ 1/2011                                                                          415,000                   415,000
8.63%, 4/ 1/2013                                                                          100,000                   102,900
6.63%, 1/ 1/2016                                                                          100,000                    96,500
Vertrue Inc
9.25%, 4/ 1/2014                                                                          200,000                   219,000
                                                                                                            ----------------
                                                                                                         833,400
                                                                                                            ----------------
Computer Services (0.04%)
Sungard Data Systems Inc
9.13%, 8/15/2013                                                                          150,000                   160,875
                                                                                                            ----------------

Computer Software (0.06%)
UGS Corp
10.00%, 6/ 1/2012                                                                         225,000                   246,094
                                                                                                            ----------------

Computers - Integrated Systems (0.02%)
NCR Corp
7.13%, 6/15/2009                                                                           75,000                    77,164
                                                                                                            ----------------

Computers - Memory Devices (0.16%)
Seagate Technology HDD Holdings
6.38%, 10/ 1/2011 (f)                                                                     190,000                   190,000
6.80%, 10/ 1/2016                                                                         505,000                   507,525
                                                                                                            ----------------
                                                                                                         697,525
                                                                                                            ----------------

Consumer Products - Miscellaneous (0.15%)
American Achievement Corp
8.25%, 4/ 1/2012                                                                          200,000                   204,000
Blyth Inc
5.50%, 11/ 1/2013                                                                         150,000                   130,500
Jarden Corp
7.50%, 5/ 1/2017                                                                          300,000                   303,000
                                                                                                            ----------------
                                                                                                         637,500
                                                                                                            ----------------
Containers - Metal & Glass (0.30%)
Ball Corp
6.88%, 12/15/2012                                                                         175,000                   176,750
Impress Holdings BV
8.48%, 9/15/2013 (c)(e)                                                                   125,000                   127,812
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                                                          630,000                   642,600
8.75%, 11/15/2012                                                                         350,000                   368,375
                                                                                                            ----------------
                                                                                                       1,315,537
                                                                                                            ----------------
Containers - Paper & Plastic (0.12%)
Berry Plastics Holding Corp
8.88%, 9/15/2014                                                                          150,000                   153,375
Intertape Polymer US Inc
8.50%, 8/ 1/2014                                                                          100,000                    89,079
Jefferson Smurfit Corp US
8.25%, 10/ 1/2012                                                                         175,000                   175,000
Plastipak Holdings Inc
8.50%, 12/15/2015 (e)                                                                     100,000                   106,000
                                                                                                            ----------------
                                                                                                         523,454
                                                                                                            ----------------
Credit Card Asset Backed Securities (2.19%)
American Express Credit Account Master Trust
5.57%, 9/15/2011 (c)                                                                      240,000                   240,831
Arran
5.50%, 12/15/2010 (c)(g)                                                                  875,000                   875,429
Bank One Issuance Trust
5.64%, 3/15/2012 (c)                                                                    1,000,000                 1,005,450
Chase Credit Card Master Trust
5.65%, 1/17/2011 (c)(d)                                                                 1,125,000                 1,129,724
5.67%, 2/15/2011 (c)                                                                    1,000,000                 1,005,545
Citibank Credit Card Issuance Trust
5.68%, 6/25/2009 (c)                                                                    1,000,000                 1,000,768
6.49%, 12/15/2009 (c)(d)                                                                1,700,000                 1,709,961
Citibank Credit Card Master Trust I
5.63%, 3/10/2011 (c)                                                                      575,000                   577,537
First USA Credit Card Master Trust
5.68%, 4/18/2011 (c)(d)                                                                 1,250,000                 1,255,238
Providian Master Note Trust
5.10%, 11/15/2012 (e)                                                                     800,000                   797,707
                                                                                                            ----------------
                                                                                                       9,598,190
                                                                                                            ----------------
Cruise Lines (0.08%)
Royal Caribbean Cruises Ltd
7.00%, 10/15/2007                                                                         330,000                   331,538
                                                                                                            ----------------

Data Processing & Management (0.09%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                                                          275,000                   277,226
Fidelity National Information Services
4.75%, 9/15/2008                                                                          110,000                   107,951
                                                                                                            ----------------
                                                                                                         385,177
                                                                                                            ----------------

Dialysis Centers (0.06%)
DaVita Inc
7.25%, 3/15/2015                                                                          250,000                   252,812
                                                                                                            ----------------

Direct Marketing (0.05%)
Visant Corp
7.63%, 10/ 1/2012                                                                         225,000                   228,937
                                                                                                            ----------------

Diversified Manufacturing Operations (0.19%)
Blount Inc
8.88%, 8/ 1/2012                                                                          200,000                   207,000
Bombardier Inc
8.00%, 11/15/2014 (e)(f)                                                                  160,000                   165,600
Carlisle Cos Inc
6.13%, 8/15/2016                                                                          450,000                   457,813
                                                                                                            ----------------
                                                                                                         830,413
                                                                                                            ----------------
Diversified Minerals (0.15%)
Teck Cominco Ltd
6.13%, 10/ 1/2035                                                                         300,000                   290,736
Vale Overseas Ltd
6.25%, 1/23/2017                                                                          365,000                   371,920
                                                                                                            ----------------
                                                                                                         662,656
                                                                                                            ----------------
Diversified Operations (0.07%)
Leucadia National Corp
7.13%, 3/15/2017 (e)                                                                      150,000                   149,063
Susser Holdings LLC
10.63%, 12/15/2013                                                                        125,000                   136,406
                                                                                                            ----------------
                                                                                                         285,469
                                                                                                            ----------------
Diversified Operations & Commercial Services (0.07%)
Aramark Corp
8.50%, 2/ 1/2015 (e)                                                                      125,000                   130,000
Chemed Corp
8.75%, 2/24/2011                                                                          150,000                   156,000
                                                                                                            ----------------
                                                                                                         286,000
                                                                                                            ----------------
Drug Delivery Systems (0.19%)
Hospira Inc
5.83%, 3/30/2010 (d)                                                                      500,000                   501,090
5.55%, 3/30/2012                                                                          340,000                   340,134
                                                                                                            ----------------
                                                                                                         841,224
                                                                                                            ----------------
E-Commerce - Products (0.03%)
FTD Inc
7.75%, 2/15/2014                                                                          150,000                   151,125
                                                                                                            ----------------

Electric - Distribution (0.11%)
Detroit Edison Co/The
5.70%, 10/ 1/2037                                                                         500,000                   483,117
                                                                                                            ----------------

Electric - Generation (0.26%)
CE Casecnan Water & Energy
11.95%, 11/15/2010 (f)                                                                     93,000                    99,743
CE Generation LLC
7.42%, 12/15/2018                                                                         181,125                   189,358
Indiantown Cogeneration LP
9.26%, 12/15/2010                                                                         541,702                   570,520
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (e)                                                                      105,000                   103,807

Electric - Generation
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (e)                                                                      179,805                   182,313
                                                                                                            ----------------
                                                                                                       1,145,741
                                                                                                            ----------------
Electric - Integrated (2.82%)
AmerenUE
5.40%, 2/ 1/2016 (f)                                                                      320,000                   312,305
5.10%, 10/ 1/2019                                                                         340,000                   316,763
Appalachian Power Co
5.68%, 6/29/2007 (c)                                                                      550,000                   550,355
Arizona Public Service Co
6.50%, 3/ 1/2012                                                                          715,000                   745,066
5.80%, 6/30/2014                                                                          195,000                   196,699
6.25%, 8/ 1/2016                                                                          370,000                   381,826
Baltimore Gas & Electric Co
5.90%, 10/ 1/2016 (e)                                                                     255,000                   258,697
Commonwealth Edison Co
5.95%, 8/15/2016 (f)                                                                      270,000                   264,299
Consumers Energy Co
4.25%, 4/15/2008                                                                           80,000                    79,161
Dayton Power & Light Co/The
5.12%, 10/ 1/2013 (c)                                                                     250,000                   246,948
Dominion Resources Inc/VA
5.65%, 9/28/2007 (c)                                                                      325,000                   325,122
DTE Energy Co
5.63%, 8/16/2007 (d)                                                                      575,000                   575,426
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                                          200,000                   196,022
6.09%, 12/ 8/2008 (c)(e)                                                                  280,000                   280,694
Exelon Corp
4.45%, 6/15/2010                                                                          150,000                   145,689
6.75%, 5/ 1/2011                                                                          200,000                   208,347
Georgia Power Co
5.54%, 2/17/2009 (c)                                                                    1,050,000                 1,052,297
Indianapolis Power & Light Co
7.38%, 8/ 1/2007                                                                          245,000                   246,477
Midamerican Energy Holdings Co
4.63%, 10/ 1/2007                                                                         225,000                   224,036
3.50%, 5/15/2008                                                                          150,000                   147,193
Mirant Americas Generation LLC
8.30%, 5/ 1/2011                                                                          200,000                   205,000
Nevada Power Co
6.65%, 4/ 1/2036                                                                          350,000                   364,738
Northeast Utilities
3.30%, 6/ 1/2008                                                                          160,000                   156,499
PPL Energy Supply LLC
5.40%, 8/15/2014                                                                          255,000                   250,432
Puget Sound Energy Inc
3.36%, 6/ 1/2008                                                                          200,000                   195,420
Sierra Pacific Power Co
6.25%, 4/15/2012                                                                          700,000                   721,576
Southern California Edison Co
5.46%, 2/ 2/2009 (c)(d)                                                                   740,000                   741,308
Southern Co
5.30%, 1/15/2012                                                                          290,000                   291,933
Southern Power Co/GA
6.38%, 11/15/2036                                                                         280,000                   274,643
Southwestern Electric Power Co
5.55%, 1/15/2017                                                                          330,000                   328,004

Electric - Integrated
Southwestern Public Service Co
6.00%, 10/ 1/2036                                                                         195,000                   192,845
TXU Electric Delivery Co
5.73%, 9/16/2008 (e)(f)                                                                   225,000                   224,966
6.38%, 5/ 1/2012                                                                        1,050,000                 1,093,965
7.25%, 1/15/2033                                                                          115,000                   128,488
TXU Energy Co LLC
6.13%, 3/15/2008                                                                          150,000                   151,029
Virginia Electric & Power Co
5.40%, 1/15/2016                                                                          175,000                   173,179
Xcel Energy Inc
6.50%, 7/ 1/2036                                                                          100,000                   105,118
                                                                                                            ----------------
                                                                                                      12,352,565
                                                                                                            ----------------
Electronic Components - Miscellaneous (0.33%)
Communications & Power Industries Inc
8.00%, 2/ 1/2012                                                                          225,000                   233,437
Flextronics International Ltd
6.50%, 5/15/2013                                                                          450,000                   445,500
Jabil Circuit Inc
5.88%, 7/15/2010                                                                          500,000                   497,387
NXP BV/NXP Funding LLC
8.11%, 10/15/2013 (c)(e)                                                                  125,000                   128,594
9.50%, 10/15/2015 (e)                                                                     150,000                   154,875
                                                                                                            ----------------
                                                                                                       1,459,793
                                                                                                            ----------------
Electronic Components - Semiconductors (0.39%)
Advanced Micro Devices Inc
7.75%, 11/ 1/2012                                                                         200,000                   202,250
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                                          330,000                   338,795
Conexant Systems Inc
9.11%, 11/15/2010 (c)(e)                                                                  200,000                   206,500
Freescale Semiconductor Inc
9.13%, 12/15/2014 (e)                                                                     250,000                   248,125
Hynix Semiconductor Manufacturing America Inc
8.63%, 5/15/2007 (e)                                                                      710,000                   711,268
                                                                                                            ----------------
                                                                                                       1,706,938
                                                                                                            ----------------
Electronic Connectors (0.08%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                                                          330,000                   332,490
                                                                                                            ----------------

Energy - Alternate Sources (0.03%)
Aventine Renewable Energy Holdings Inc
10.00%, 4/ 1/2017 (e)                                                                     125,000                   129,219
                                                                                                            ----------------

Export & Import Bank (0.04%)
Export-Import Bank Of Korea
4.50%, 8/12/2009                                                                          180,000                   177,355
                                                                                                            ----------------

Finance - Auto Loans (0.45%)
Ford Motor Credit Co
5.80%, 1/12/2009                                                                          290,000                   284,475
9.88%, 8/10/2011                                                                          375,000                   397,126
9.81%, 4/15/2012 (c)                                                                      100,000                   106,019
8.00%, 12/15/2016                                                                         225,000                   216,505
GMAC LLC
6.31%, 11/30/2007                                                                         200,000                   199,109
6.88%, 9/15/2011                                                                          425,000                   425,412

Finance - Auto Loans
GMAC LLC (continued)
6.00%, 12/15/2011                                                                         355,000                   344,318
                                                                                                            ----------------
                                                                                                       1,972,964
                                                                                                            ----------------
Finance - Commercial (0.76%)
Caterpillar Financial Services Corp
5.37%, 7/27/2007 (c)                                                                      750,000                   750,118
5.05%, 12/ 1/2010                                                                         325,000                   324,968
CIT Group Inc
5.59%, 4/27/2011 (c)(d)                                                                   400,000                   399,951
5.61%, 2/13/2012                                                                          325,000                   324,361
6.10%, 3/15/2067                                                                          220,000                   212,060
Textron Financial Corp
5.49%, 2/25/2011 (d)                                                                    1,000,000                   999,739
6.00%, 2/15/2067 (e)                                                                      300,000                   301,081
                                                                                                            ----------------
                                                                                                       3,312,278
                                                                                                            ----------------
Finance - Consumer Loans (0.77%)
American General Finance Corp
5.64%, 8/17/2011 (c)(d)                                                                   500,000                   500,736
HSBC Finance Capital Trust IX
5.91%, 11/30/2035                                                                         160,000                   158,822
HSBC Finance Corp
4.13%, 12/15/2008                                                                         300,000                   294,738
4.13%, 11/16/2009                                                                         475,000                   463,726
5.64%, 11/16/2009 (c)                                                                     925,000                   929,683
7.00%, 5/15/2012                                                                          150,000                   160,973
4.75%, 7/15/2013                                                                          230,000                   222,171
SLM Corp
5.52%, 7/26/2010 (c)(d)                                                                   650,000                   649,349
                                                                                                            ----------------
                                                                                                       3,380,198
                                                                                                            ----------------
Finance - Credit Card (0.30%)
Capital One Bank
5.00%, 6/15/2009                                                                          555,000                   553,039
6.50%, 6/13/2013                                                                          560,000                   585,977
Capital One Capital III
7.69%, 8/15/2036                                                                          175,000                   187,761
                                                                                                            ----------------
                                                                                                       1,326,777
                                                                                                            ----------------
Finance - Investment Banker & Broker (2.47%)
Bear Stearns Cos Inc/The
5.30%, 10/30/2015                                                                         140,000                   137,864
Citigroup Inc
6.63%, 6/15/2032                                                                          175,000                   188,382
Credit Suisse USA Inc
5.60%, 1/15/2010 (c)                                                                      550,000                   551,859
E*Trade Financial Corp
7.38%, 9/15/2013                                                                          150,000                   156,750
Goldman Sachs Group Inc/The
3.88%, 1/15/2009                                                                          340,000                   333,244
5.55%, 3/ 2/2010 (c)(d)                                                                   600,000                   601,849
5.54%, 2/ 6/2012                                                                          500,000                   499,030
5.63%, 1/15/2017                                                                          290,000                   287,244
5.95%, 1/15/2027                                                                          370,000                   359,019
6.45%, 5/ 1/2036                                                                          800,000                   812,638
Jefferies Group Inc
6.25%, 1/15/2036                                                                          630,000                   607,949
JPMorgan Chase & Co
6.75%, 2/ 1/2011                                                                          440,000                   462,707
5.25%, 5/ 1/2015                                                                        1,665,000                 1,648,753

Finance - Investment Banker & Broker
Lazard Group
7.13%, 5/15/2015                                                                          400,000                   421,714
Lehman Brothers Holdings Inc
5.61%, 11/10/2009 (c)                                                                     550,000                   552,122
Merrill Lynch & Co Inc
5.61%, 2/ 6/2009 (c)                                                                      925,000                   927,951
5.58%, 2/ 5/2010 (c)(f)                                                                   400,000                   401,056
6.22%, 9/15/2026                                                                          100,000                   100,228
Morgan Stanley
5.64%, 1/15/2010 (c)                                                                    1,325,000                 1,331,246
6.75%, 4/15/2011                                                                          240,000                   253,842
5.30%, 3/ 1/2013                                                                          190,000                   189,762
                                                                                                            ----------------
                                                                                                      10,825,209
                                                                                                            ----------------
Finance - Leasing Company (0.13%)
International Lease Finance Corp
5.76%, 1/15/2010 (c)                                                                      550,000                   553,606
                                                                                                            ----------------

Finance - Mortgage Loan/Banker (3.65%)
Countrywide Financial Corp
5.62%, 12/19/2008 (c)                                                                     335,000                   335,166
6.25%, 5/15/2016 (f)                                                                      355,000                   357,849
Countrywide Home Loans Inc
4.25%, 12/19/2007                                                                         120,000                   118,950
Fannie Mae
3.70%, 11/ 1/2007                                                                         920,000                   911,631
2.88%, 5/19/2008                                                                          425,000                   414,945
5.62%, 2/25/2018 (c)                                                                      416,808                   417,800
5.57%, 11/25/2022 (c)                                                                     410,357                   412,337
5.52%, 1/25/2023 (c)                                                                      591,334                   593,637
6.25%, 5/15/2029                                                                          550,000                   619,773
7.25%, 5/15/2030 (f)                                                                      960,000                 1,210,741
5.62%, 2/25/2032 (c)                                                                      716,948                   719,775
5.57%, 3/25/2035 (c)                                                                      553,546                   554,734
6.50%, 3/25/2037 (g)                                                                      340,000                   355,286
Fannie Mae Whole Loan
5.52%, 5/25/2035 (c)                                                                      690,117                   692,297
Freddie Mac
4.75%, 5/ 6/2013                                                                          625,000                   611,736
4.63%, 5/28/2013                                                                          325,000                   316,239
5.77%, 6/15/2023 (c)                                                                      467,760                   472,921
6.75%, 3/15/2031                                                                        1,786,000                 2,143,334
5.50%, 9/15/2031 (c)                                                                      950,000                   947,087
Ginnie Mae
4.51%, 6/ 6/2011 (g)                                                                      655,000                   645,482
3.96%, 6/16/2031 (g)                                                                      770,000                   746,178
1.13%, 2/16/2047 (g)                                                                    6,000,000                   382,500
0.85%, 3/ 6/2047 (g)                                                                    5,350,692                   350,303
Residential Capital LLC
6.73%, 6/29/2007 (c)(f)                                                                   500,000                   500,559
5.84%, 6/ 9/2008 (c)(d)                                                                   400,000                   395,970
6.00%, 2/22/2011                                                                          485,000                   478,413
6.50%, 4/17/2013                                                                          295,000                   292,199
                                                                                                            ----------------
                                                                                                      15,997,842
                                                                                                            ----------------
Finance - Other Services (0.17%)
Alamosa Delaware Inc
11.00%, 7/31/2010                                                                         285,000                   304,602
American Real Estate Partners LP/American Real Estate Finance Corp
8.13%, 6/ 1/2012                                                                          175,000                   178,062
Finance - Other Services
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (e)                                                                     250,000                   263,123
                                                                                                            ----------------
                                                                                                         745,788
                                                                                                            ----------------
Financial Guarantee Insurance (0.09%)
AMBAC Financial Group Inc
6.15%, 2/15/2037                                                                          225,000                   211,814
MGIC Investment Corp
5.63%, 9/15/2011                                                                          190,000                   191,595
                                                                                                            ----------------
                                                                                                         403,409
                                                                                                            ----------------
Food - Miscellaneous/Diversified (0.25%)
Corn Products International Inc
8.45%, 8/15/2009                                                                          290,000                   308,627
General Mills Inc
5.49%, 1/22/2010 (c)(d)                                                                   800,000                   800,445
                                                                                                            ----------------
                                                                                                       1,109,072
                                                                                                            ----------------
Food - Retail (0.43%)
Delhaize America Inc
8.13%, 4/15/2011                                                                          690,000                   754,744
Ingles Markets Inc
8.88%, 12/ 1/2011                                                                         225,000                   234,000
Kroger Co/The
7.65%, 4/15/2007 (d)                                                                      375,000                   375,242
Safeway Inc
5.70%, 3/27/2009 (c)                                                                      525,000                   525,790
                                                                                                            ----------------
                                                                                                       1,889,776
                                                                                                            ----------------
Gas - Distribution (0.32%)
Sempra Energy
4.75%, 5/15/2009                                                                          250,000                   247,919
Southern California Gas Co
5.53%, 12/ 1/2009 (c)                                                                     600,000                   601,404
Southern Union Co
6.15%, 8/16/2008                                                                          260,000                   261,944
7.20%, 11/ 1/2066 (c)                                                                     275,000                   277,217
                                                                                                            ----------------
                                                                                                       1,388,484
                                                                                                            ----------------
Health Care Cost Containment (0.07%)
McKesson Corp
5.25%, 3/ 1/2013                                                                          320,000                   319,025
                                                                                                            ----------------

Home Equity - Other (3.56%)
ACE Securities Corp
5.43%, 7/25/2035 (c)                                                                       66,576                    66,580
American Home Mortgage Investment Trust
5.51%, 11/25/2030 (c)(d)                                                                1,067,553                 1,068,074
Asset Backed Funding Certificates
5.58%, 2/25/2035 (c)                                                                       70,367                    70,383
5.50%, 6/25/2035 (c)(d)                                                                   628,083                   628,150
Asset Backed Securities Corp Home Equity
5.61%, 3/25/2035 (c)(d)                                                                   248,964                   249,043
Bear Stearns Asset Backed Securities Inc
5.92%, 3/25/2034 (c)                                                                      460,167                   460,164
5.51%, 3/25/2035 (c)                                                                       47,550                    47,557
5.48%, 8/25/2036 (c)(d)                                                                 1,530,000                 1,525,340
Citigroup Mortgage Loan Trust Inc
5.44%, 1/25/2036 (c)(d)                                                                 1,400,000                 1,400,375
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (c)                                                                      625,000                   633,781

Home Equity - Other
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036                                                                         940,000                   941,731
5.81%, 10/25/2036                                                                         325,000                   326,557
IXIS Real Estate Capital Trust
5.58%, 9/25/2035 (c)(d)                                                                   958,518                   959,467
Merrill Lynch Mortgage Investors Inc
5.52%, 2/25/2036 (c)                                                                      198,485                   198,767
Morgan Stanley ABS Capital I
5.42%, 7/25/2035 (c)                                                                      126,178                   126,199
New Century Home Equity Loan Trust
5.61%, 3/25/2035 (c)                                                                      175,054                   175,107
Option One Mortgage Loan Trust
5.85%, 5/25/2034 (c)                                                                      485,000                   485,814
6.37%, 5/25/2034 (c)                                                                      485,000                   484,998
5.56%, 2/25/2035 (c)                                                                       87,050                    87,091
5.77%, 3/25/2037                                                                          825,000                   824,606
Residential Asset Securities Corp
5.91%, 12/25/2033 (c)                                                                     661,902                   661,995
6.47%, 3/25/2035 (c)                                                                      250,000                   246,227
5.52%, 5/25/2035 (c)                                                                      531,749                   531,932
Saxon Asset Securities Trust
6.45%, 3/25/2035 (c)                                                                      810,000                   810,632
Soundview Home Equity Loan Trust
5.41%, 7/25/2036 (c)(d)                                                                 1,350,000                 1,349,996
Wells Fargo Home Equity Trust
5.61%, 10/25/2035 (c)(d)(e)                                                             1,267,810                 1,267,804
                                                                                                            ----------------
                                                                                                      15,628,370
                                                                                                            ----------------
Home Equity - Sequential (0.31%)
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036                                                                          750,000                   748,375
5.51%, 8/25/2036                                                                          630,000                   629,878
                                                                                                            ----------------
                                                                                                       1,378,253
                                                                                                            ----------------
Hotels & Motels (0.17%)
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007 (d)                                                                      750,000                   750,579
                                                                                                            ----------------

Housewares (0.15%)
Vitro SA de CV
8.63%, 2/ 1/2012 (e)(f)                                                                   430,000                   440,750
9.13%, 2/ 1/2017 (e)(f)                                                                   205,000                   210,125
                                                                                                            ----------------
                                                                                                         650,875
                                                                                                            ----------------
Independent Power Producer (0.06%)
NRG Energy Inc
7.25%, 2/ 1/2014                                                                          250,000                   256,250
                                                                                                            ----------------

Industrial Automation & Robots (0.06%)
Intermec Inc
7.00%, 3/15/2008                                                                          250,000                   251,875
                                                                                                            ----------------

Insurance Brokers (0.20%)
Marsh & McLennan Cos Inc
5.50%, 7/13/2007 (c)                                                                      375,000                   375,076
Willis North America Inc
6.20%, 3/28/2017                                                                          485,000                   486,065
                                                                                                            ----------------
                                                                                                         861,141
                                                                                                            ----------------

Investment Companies (0.39%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (e)                                                                      600,000                   592,321
Xstrata Finance Canada Ltd
5.50%, 11/16/2011 (e)                                                                     400,000                   402,253
5.80%, 11/15/2016 (e)                                                                     320,000                   321,380
Xstrata Finance Dubai Ltd
5.71%, 11/13/2009 (c)(e)                                                                  400,000                   400,332
                                                                                                            ----------------
                                                                                                       1,716,286
                                                                                                            ----------------
Investment Management & Advisory Services (0.24%)
Ameriprise Financial Inc
5.35%, 11/15/2010                                                                         225,000                   226,960
7.52%, 6/ 1/2066 (c)                                                                      575,000                   620,614
Janus Capital Group Inc
5.88%, 9/15/2011                                                                          215,000                   217,673
                                                                                                            ----------------
                                                                                                       1,065,247
                                                                                                            ----------------
Life & Health Insurance (0.81%)
Cigna Corp
6.15%, 11/15/2036                                                                         280,000                   277,475
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (c)(e)                                                                 1,010,000                 1,054,026
Hartford Life Global Funding Trusts
5.52%, 9/15/2009 (c)                                                                      950,000                   953,180
Lincoln National Corp
6.05%, 4/20/2067                                                                          260,000                   254,074
Stancorp Financial Group Inc
6.88%, 10/ 1/2012                                                                         210,000                   222,592
Stingray Pass-Through Trust
5.90%, 1/12/2015 (e)                                                                      600,000                   562,500
Unum Group
5.86%, 5/15/2009                                                                          205,000                   206,769
                                                                                                            ----------------
                                                                                                       3,530,616
                                                                                                            ----------------
Machinery - Electrical (0.04%)
Baldor Electric Co
8.63%, 2/15/2017                                                                          175,000                   185,063
                                                                                                            ----------------

Machinery - Farm (0.23%)
Case New Holland Inc
9.25%, 8/ 1/2011                                                                          945,000                   992,250
                                                                                                            ----------------

Machinery - General Industry (0.04%)
Stewart & Stevenson LLC
10.00%, 7/15/2014 (e)                                                                     150,000                   157,125
                                                                                                            ----------------

Machinery - Material Handling (0.04%)
Columbus McKinnon Corp/NY
8.88%, 11/ 1/2013                                                                         150,000                   159,000
                                                                                                            ----------------

Medical - Biomedical/Gene (0.10%)
Millipore Corp
7.50%, 4/ 1/2007                                                                          430,000                   430,000
                                                                                                            ----------------

Medical - Drugs (0.33%)
Angiotech Pharmaceuticals Inc
9.11%, 12/ 1/2013 (c)(e)                                                                  340,000                   347,225
Biovail Corp
7.88%, 4/ 1/2010                                                                          330,000                   336,498

Medical - Drugs
Elan Finance PLC/Elan Finance Corp
8.88%, 12/ 1/2013 (e)                                                                     250,000                   254,062
9.48%, 12/ 1/2013 (c)(e)                                                                  325,000                   329,875
Teva Pharmaceutical Finance LLC
6.15%, 2/ 1/2036                                                                          170,000                   163,967
                                                                                                            ----------------
                                                                                                       1,431,627
                                                                                                            ----------------
Medical - HMO (0.35%)
Centene Corp
7.25%, 4/ 1/2014 (e)                                                                      175,000                   175,875
Coventry Health Care Inc
5.88%, 1/15/2012                                                                          605,000                   614,644
5.95%, 3/15/2017                                                                          295,000                   293,416
WellPoint Inc
5.85%, 1/15/2036                                                                          450,000                   434,780
                                                                                                            ----------------
                                                                                                       1,518,715
                                                                                                            ----------------
Medical - Hospitals (0.06%)
HCA Inc
9.25%, 11/15/2016 (e)                                                                     250,000                   269,688
                                                                                                            ----------------

Medical - Wholesale Drug Distribution (0.07%)
AmerisourceBergen Corp
5.63%, 9/15/2012                                                                          320,000                   320,672
                                                                                                            ----------------

Medical Instruments (0.07%)
Boston Scientific Corp
6.00%, 6/15/2011                                                                          310,000                   314,089
                                                                                                            ----------------

Medical Products (0.07%)
Baxter International Inc
5.90%, 9/ 1/2016                                                                          300,000                   309,594
                                                                                                            ----------------

Metal - Aluminum (0.09%)
Alcoa Inc
5.90%, 2/ 1/2027                                                                          210,000                   204,946
5.95%, 2/ 1/2037                                                                          210,000                   204,546
                                                                                                            ----------------
                                                                                                         409,492

                                                                                                            ----------------
Metal - Copper (0.05%)
Southern Copper Corp
7.50%, 7/27/2035                                                                          215,000                   231,744
                                                                                                            ----------------

Metal - Diversified (0.27%)
Falconbridge Ltd
7.25%, 7/15/2012                                                                          725,000                   792,468
5.38%, 6/ 1/2015                                                                          135,000                   133,892
Freeport-McMoRan Copper & Gold Inc
8.25%, 4/ 1/2015                                                                          250,000                   269,063
                                                                                                            ----------------
                                                                                                       1,195,423
                                                                                                            ----------------
Money Center Banks (0.20%)
Comerica Capital Trust II
6.58%, 2/20/2037                                                                          445,000                   430,951
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (c)(e)                                                                  475,000                   457,855
                                                                                                            ----------------
                                                                                                         888,806
                                                                                                            ----------------
Mortgage Backed Securities (22.58%)
Adjustable Rate Mortgage Trust
5.09%, 11/25/2035 (c)                                                                     400,000                   400,403

Mortgage Backed Securities
Banc of America Commercial Mortgage Inc
5.68%, 8/10/2016 (c)                                                                      750,000                   764,236
4.86%, 7/10/2043                                                                          775,000                   752,328
4.97%, 7/10/2043                                                                          365,000                   352,060
5.33%, 9/10/2045                                                                          930,000                   936,095
5.31%, 10/10/2045 (c)                                                                     765,000                   769,573
Banc of America Funding Corp
5.40%, 7/20/2036 (c)(d)                                                                 1,845,711                 1,843,050
Banc of America Large Loan
5.61%, 2/ 9/2021 (c)(e)                                                                   325,000                   325,694
Bear Stearns Adjustable Rate Mortgage Trust
3.52%, 6/25/2034 (c)                                                                      295,000                   289,348
Bear Stearns Alt-A Trust
5.48%, 11/25/2036 (c)(d)                                                                  410,928                   411,520
Bear Stearns Alt-A-Trust
5.49%, 8/25/2036 (d)(g)                                                                 1,200,000                 1,200,000
Bear Stearns Asset Backed Securities Inc
5.55%, 4/25/2036 (c)(d)                                                                 1,669,144                 1,667,025
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030                                                                          489,705                   513,572
0.53%, 5/11/2039 (c)(e)                                                                 2,665,814                    46,610
3.24%, 2/11/2041                                                                          230,328                   225,030
Bear Stearns Mortgage Funding Trust
5.53%, 7/25/2036 (c)(d)(g)                                                              2,177,519                 2,177,508
Bella Vista Mortgage Trust
5.57%, 5/20/2045 (c)                                                                      411,455                   412,439
Chase Commercial Mortgage Securities Corp
7.63%, 7/15/2032                                                                          900,000                   963,052
7.32%, 10/15/2032                                                                         850,000                   898,899
Citigroup Commercial Mortgage Trust
0.52%, 10/15/2049 (c)                                                                  14,040,000                   390,635
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.45%, 10/15/2048 (c)                                                                  23,345,000                   556,949
0.53%, 12/11/2049 (g)                                                                  19,400,000                   371,803
Commercial Mortgage Pass Through Certificates
5.02%, 5/10/2043 (c)                                                                      400,000                   391,435
0.05%, 12/10/2046 (c)                                                                  12,205,000                   155,428
5.25%, 12/10/2046                                                                         685,000                   686,861
Countrywide Alternative Loan Trust
6.29%, 7/20/2035 (c)(g)                                                                   408,134                   409,083
5.49%, 6/25/2036 (c)(d)                                                                 1,850,000                 1,852,340
5.59%, 7/25/2046 (c)                                                                      382,190                   383,491
Countrywide Home Loan Mortgage Pass Through Certificates
4.59%, 12/19/2033 (c)                                                                   1,100,000                 1,068,590
5.52%, 4/25/2046 (c)(d)                                                                 1,268,766                 1,267,481
Credit Suisse Mortgage Capital Certificates
5.83%, 6/15/2038 (c)                                                                      615,000                   637,863
0.59%, 9/15/2039 (e)                                                                   15,250,000                   463,480
0.06%, 12/15/2039                                                                       4,095,000                    72,088
0.67%, 12/15/2039 (c)                                                                  18,515,000                   651,056
CS First Boston Mortgage Securities Corp
5.60%, 11/15/2020 (c)(e)                                                                  394,457                   394,581
1.39%, 3/15/2036 (c)(e)                                                                 3,539,627                    80,848
0.46%, 5/15/2036 (c)(e)                                                                 4,757,539                    55,313
0.61%, 7/15/2036 (c)(e)                                                                 4,811,364                    96,125
0.16%, 11/15/2037 (c)(e)                                                                7,495,925                   155,694
7.65%, 9/15/2041 (c)                                                                      160,000                   169,987
CW Capital Cobalt Ltd
5.17%, 8/15/2048                                                                        1,020,000                 1,019,675
Mortgage Backed Securities
Deutsche ALT-A Securities Inc Alternate Mortgage Loan Trust
5.50%, 4/25/2036 (c)(d)                                                                 1,500,000                 1,502,304
DLJ Commercial Mortgage Corp
7.34%, 10/10/2032                                                                         180,000                   188,266
Downey Savings & Loan Association Mortgage
5.58%, 4/19/2047 (c)(d)                                                                 1,336,737                 1,339,699
First Union National Bank Commercial Mortgage Securities Inc
8.09%, 5/17/2032                                                                          275,000                   297,267
GE Capital Commercial Mortgage Corp
0.60%, 3/10/2040 (c)(e)                                                                 8,208,233                   149,743
4.98%, 5/10/2043 (c)                                                                    1,580,000                 1,544,890
5.33%, 11/10/2045 (c)                                                                   2,500,000                 2,509,891
GMAC Commercial Mortgage Securities Inc
0.83%, 3/10/2038 (c)(e)                                                                 4,066,233                   103,922
Greenpoint Mortgage Funding Trust
5.59%, 6/25/2045 (c)                                                                      365,025                   365,085
5.62%, 6/25/2045 (c)                                                                      349,341                   350,006
5.63%, 10/25/2045 (c)(d)                                                                  396,794                   397,976
Greenwich Capital Commercial Funding Corp
0.32%, 6/10/2036 (c)(e)                                                                31,409,439                   328,461
5.91%, 7/10/2038 (c)                                                                      660,000                   687,646
0.51%, 3/10/2039 (e)                                                                   13,480,000                   339,107
GS Mortgage Securities Corp
0.65%, 11/10/2039                                                                       7,470,591                   332,172
GSR Mortgage Loan Trust
5.50%, 12/25/2035 (c)                                                                     301,719                   301,825
5.58%, 8/25/2046 (c)(d)                                                                 2,014,025                 2,018,391
Harborview Mortgage Loan Trust
5.56%, 3/19/2037 (c)(d)                                                                   947,726                   949,452
Homebanc Mortgage Trust
5.66%, 1/25/2036 (c)(d)                                                                 1,808,167                 1,814,539
HSI Asset Securitization Corp Trust
5.50%, 8/25/2035 (c)                                                                    1,000,000                 1,000,268
Impac CMB Trust
6.26%, 10/25/2033 (c)                                                                     195,657                   197,780
6.32%, 10/25/2033 (c)                                                                     159,793                   159,865
5.81%, 10/25/2034 (c)                                                                     624,934                   625,841
5.70%, 1/25/2035 (c)                                                                      257,626                   257,784
5.63%, 4/25/2035 (c)                                                                      230,843                   231,079
5.75%, 4/25/2035 (c)                                                                      240,803                   241,208
5.62%, 8/25/2035 (c)                                                                      384,503                   385,025
Impac Secured Assets CMN Owner Trust
5.48%, 3/25/2037 (g)                                                                    1,660,000                 1,656,959
Indymac Index Mortgage Loan Trust
5.55%, 4/25/2035 (c)                                                                      306,001                   307,186
5.65%, 4/25/2035 (c)                                                                      287,193                   288,056
5.50%, 1/25/2037 (c)(d)                                                                 1,620,000                 1,615,630
JP Morgan Alternative Loan Trust
5.47%, 3/25/2037 (g)                                                                    1,425,000                 1,425,000
JP Morgan Chase Commercial Mortgage Securities
0.52%, 10/12/2035 (c)(e)                                                                4,612,405                   166,471
5.02%, 1/12/2037                                                                          150,000                   146,006
5.13%, 9/12/2037 (c)                                                                      275,000                   267,977
1.12%, 1/12/2039 (c)(e)                                                                 3,696,030                   126,290
5.45%, 6/12/2041                                                                          775,000                   784,646
0.20%, 1/15/2042 (c)(e)                                                                 7,838,483                   140,125
4.78%, 7/15/2042                                                                          830,000                   797,639
5.59%, 5/12/2045 (c)                                                                      540,000                   546,060
5.44%, 5/15/2045 (c)                                                                      930,000                   931,595
Mortgage Backed Securities
JP Morgan Chase Commercial Mortgage Securities (continued)
5.30%, 5/15/2047 (c)                                                                    1,025,000                 1,028,673
JP Morgan Mortgage Trust
5.30%, 7/25/2035                                                                          549,594                   548,550
4.95%, 11/25/2035 (c)                                                                   1,100,000                 1,105,953
5.31%, 4/25/2036 (c)                                                                      613,355                   613,601
5.84%, 6/25/2036 (c)                                                                      915,242                   916,155
5.99%, 6/25/2036 (c)                                                                      328,062                   329,346
5.97%, 8/25/2036 (c)                                                                    1,575,000                 1,609,685
6.00%, 8/25/2036 (c)                                                                      694,243                   692,223
5.58%, 10/25/2036 (c)                                                                   1,685,000                 1,692,530
LB-UBS Commercial Mortgage Trust
5.74%, 6/15/2032                                                                          687,783                   698,104
0.62%, 3/15/2034 (c)(e)                                                                 2,124,735                    25,781
0.26%, 3/15/2036 (c)(e)                                                                 2,794,810                    79,706
1.14%, 3/15/2036 (c)(e)                                                                 2,326,577                    70,812
0.69%, 8/15/2036 (c)(e)                                                                 3,752,222                    74,357
5.41%, 9/15/2039 (c)                                                                      235,000                   234,988
0.48%, 2/15/2040                                                                       23,485,000                   841,458
5.46%, 2/15/2040                                                                        2,098,000                 2,101,880
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016                                                                          830,000                   852,584
5.62%, 5/12/2039 (c)                                                                      795,000                   810,240
5.66%, 5/12/2039 (c)                                                                    1,020,000                 1,046,144
0.53%, 2/12/2042 (c)                                                                   19,959,127                   270,275
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (c)                                                                      500,000                   500,498
0.74%, 8/12/2048                                                                        8,165,000                   349,633
0.05%, 12/12/2049 (c)                                                                   7,070,092                   106,814
5.11%, 12/12/2049 (c)                                                                     795,000                   793,205
Morgan Stanley Capital I
5.48%, 8/15/2019 (c)(d)(e)                                                                692,871                   692,923
7.11%, 4/15/2033                                                                          110,000                   114,078
1.01%, 1/13/2041 (c)(e)                                                                 2,597,556                    86,976
5.54%, 5/24/2043 (c)(d)(e)(g)                                                           1,200,000                 1,198,734
0.04%, 12/15/2043 (c)(e)                                                                8,710,595                   119,765
5.70%, 8/25/2046 (c)(d)(g)                                                              1,500,000                 1,496,719
Morgan Stanley Dean Witter Capital I
0.73%, 4/15/2034 (c)(e)                                                                 2,908,626                    42,803
Nomura Asset Acceptance Corp
5.67%, 2/25/2035 (c)                                                                      257,039                   257,231
Residential Accredit Loans Inc
5.47%, 2/25/2037 (g)                                                                      850,000                   850,000
5.47%, 3/25/2047 (d)(g)                                                                 1,992,971                 1,992,971
Sequoia Mortgage Trust
5.55%, 2/20/2035 (c)                                                                      306,503                   306,690
Specialty Underwriting & Residential Finance
5.83%, 2/25/2035 (c)                                                                      274,434                   275,028
5.55%, 12/25/2035 (c)(d)                                                                  224,881                   224,934
5.55%, 3/25/2036 (c)                                                                      463,463                   463,692
Structured Adjustable Rate Mortgage Loan Trust
4.68%, 7/25/2034 (c)                                                                    1,200,000                 1,185,449
5.57%, 3/25/2035 (c)                                                                      279,766                   279,993
5.25%, 12/25/2035                                                                         475,917                   472,980
5.25%, 2/25/2036 (c)                                                                      660,831                   657,495
Structured Asset Securities Corp
5.50%, 6/25/2036 (c)                                                                    1,000,000                 1,001,209
Wachovia Bank Commercial Mortgage Trust
0.19%, 11/15/2035 (e)                                                                  15,441,397                   169,082
Mortgage Backed Securities
Wachovia Bank Commercial Mortgage Trust (continued)
0.44%, 10/15/2041 (c)(e)                                                               17,220,420                   277,137
0.27%, 3/15/2042 (c)(e)                                                                27,508,904                   314,146
4.94%, 4/15/2042                                                                        1,300,000                 1,266,406
5.25%, 12/15/2043 (g)                                                                     695,000                   698,468
4.52%, 5/15/2044                                                                          650,000                   638,401
5.80%, 7/15/2045                                                                        1,000,000                 1,026,231
Washington Mutual Alternative Mortgage
5.57%, 2/25/2036 (c)                                                                      328,310                   329,442
5.60%, 6/25/2046 (c)(d)                                                                 1,936,343                 1,940,075
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (e)                                                                      596,312                   579,134
Washington Mutual Inc
5.64%, 12/25/2027 (c)                                                                     683,790                   683,812
3.97%, 3/25/2033                                                                          350,881                   346,978
3.80%, 6/25/2034 (c)                                                                      745,000                   723,838
4.68%, 5/25/2035 (c)                                                                      260,000                   257,230
5.79%, 7/25/2044 (c)                                                                      271,218                   272,205
5.63%, 1/25/2045 (c)                                                                      321,772                   322,238
5.85%, 1/25/2045 (c)                                                                      621,884                   623,757
5.55%, 4/25/2045 (c)                                                                      177,420                   177,801
5.59%, 4/25/2045 (c)                                                                      177,420                   177,654
5.61%, 7/25/2045 (c)                                                                      434,472                   435,088
5.57%, 11/25/2045 (c)                                                                     414,086                   414,941
5.70%, 11/25/2045 (c)(d)                                                                2,300,000                 2,308,299
Washington Mutual Mortgage Pass-Through Certificates
5.50%, 1/25/2047                                                                        1,166,132                 1,164,618
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (c)                                                                      672,567                   661,673
                                                                                                            ----------------
                                                                                                      99,019,899
                                                                                                            ----------------
Multi-Line Insurance (0.79%)
ACE Ltd
6.00%, 4/ 1/2007                                                                          200,000                   200,000
AXA SA
6.46%, 12/14/2018 (c)(e)                                                                  175,000                   171,239
6.38%, 12/14/2045 (c)(e)                                                                  175,000                   167,974
CNA Financial Corp
6.00%, 8/15/2011                                                                          375,000                   382,895
Genworth Financial Inc
6.15%, 11/15/2066 (c)                                                                     470,000                   462,942
Hartford Financial Services Group Inc
5.25%, 10/15/2011                                                                         235,000                   235,644
5.95%, 10/15/2036                                                                         165,000                   164,086
ING Groep NV
5.78%, 12/ 8/2035                                                                         925,000                   920,259
Metlife Inc
6.40%, 12/15/2036 (c)                                                                     490,000                   478,433
XL Capital Ltd
6.50%, 12/31/2049                                                                         300,000                   290,974
                                                                                                            ----------------
                                                                                                       3,474,446
                                                                                                            ----------------
Multimedia (0.87%)
News America Inc
6.63%, 1/ 9/2008                                                                          255,000                   257,153
4.75%, 3/15/2010                                                                           95,000                    94,098
6.20%, 12/15/2034                                                                          80,000                    77,596
6.40%, 12/15/2035                                                                         325,000                   323,269
Time Warner Entertainment Co LP
8.38%, 3/15/2023                                                                          235,000                   277,786

Multimedia
Time Warner Inc
6.15%, 5/ 1/2007                                                                          575,000                   575,152
5.59%, 11/13/2009 (c)(d)                                                                  825,000                   826,284
Viacom Inc
5.70%, 6/16/2009                                                                          200,000                   200,549
5.75%, 4/30/2011                                                                          225,000                   228,088
Walt Disney Co/The
5.38%, 6/ 1/2007                                                                          200,000                   200,056
5.44%, 9/10/2009 (c)(d)                                                                   775,000                   776,036
                                                                                                            ----------------
                                                                                                       3,836,067
                                                                                                            ----------------
Music (0.03%)
WMG Acquisition Corp
7.38%, 4/15/2014                                                                          125,000                   119,063
                                                                                                            ----------------

Mutual Insurance (0.12%)
Liberty Mutual Group Inc
7.50%, 8/15/2036 (e)                                                                      165,000                   176,281
7.00%, 3/15/2037 (e)                                                                      375,000                   369,716
                                                                                                            ----------------
                                                                                                         545,997
                                                                                                            ----------------
Non-Ferrous Metals (0.09%)
Codelco Inc
6.15%, 10/24/2036 (e)                                                                     270,000                   275,902
PNA Group Inc
10.75%, 9/ 1/2016 (e)                                                                     125,000                   134,375
                                                                                                            ----------------
                                                                                                         410,277
                                                                                                            ----------------
Non-Hazardous Waste Disposal (0.22%)
Allied Waste North America Inc
9.25%, 9/ 1/2012                                                                          425,000                   448,375
Oakmont Asset Trust
4.51%, 12/22/2008 (e)                                                                     315,000                   308,970
WCA Waste Corp
9.25%, 6/15/2014                                                                          200,000                   212,500
                                                                                                            ----------------
                                                                                                         969,845
                                                                                                            ----------------
Office Automation & Equipment (0.12%)
Xerox Corp
6.40%, 3/15/2016                                                                          200,000                   205,705
6.75%, 2/ 1/2017                                                                          285,000                   298,229
                                                                                                            ----------------
                                                                                                         503,934
                                                                                                            ----------------
Office Furnishings - Original (0.05%)
Steelcase Inc
6.50%, 8/15/2011                                                                          210,000                   215,658
                                                                                                            ----------------

Oil - Field Services (0.53%)
BJ Services Co
5.53%, 6/ 1/2008 (c)(d)                                                                   750,000                   750,502
Hanover Equipment Trust
8.50%, 9/ 1/2008 (c)                                                                      325,000                   326,625
8.75%, 9/ 1/2011                                                                          650,000                   676,000
Smith International Inc
6.00%, 6/15/2016                                                                          245,000                   249,653
Weatherford International Ltd
6.50%, 8/ 1/2036                                                                          300,000                   299,965
                                                                                                            ----------------
                                                                                                       2,302,745
                                                                                                            ----------------

Oil & Gas Drilling (0.26%)
Transocean Inc
5.55%, 9/ 5/2008 (c)(d)                                                                 1,125,000                 1,126,192
                                                                                                            ----------------

Oil Company - Exploration & Production (1.56%)
Anadarko Petroleum Corp
5.75%, 9/15/2009 (c)                                                                      575,000                   576,223
6.45%, 9/15/2036                                                                          485,000                   479,930
Apache Corp
5.63%, 1/15/2017                                                                           35,000                    35,404
6.00%, 1/15/2037                                                                          155,000                   154,348
Canadian Natural Resources Ltd
5.70%, 5/15/2017                                                                          345,000                   343,405
6.25%, 3/15/2038                                                                          345,000                   337,549
Chesapeake Energy Corp
7.50%, 9/15/2013                                                                          200,000                   209,000
7.75%, 1/15/2015                                                                          350,000                   364,875
Compton Petroleum Finance Corp
7.63%, 12/ 1/2013                                                                         225,000                   219,938
Houston Exploration Co
7.00%, 6/15/2013                                                                          210,000                   210,000
Newfield Exploration Co
7.45%, 10/15/2007                                                                         800,000                   806,000
6.63%, 9/ 1/2014                                                                          365,000                   365,000
Nexen Inc
5.05%, 11/20/2013                                                                         525,000                   510,007
PetroHawk Energy Corp
9.13%, 7/15/2013                                                                          100,000                   106,500
Pioneer Natural Resources Co
6.65%, 3/15/2017                                                                          360,000                   356,123
6.88%, 5/ 1/2018                                                                          335,000                   329,260
Plains Exploration & Production Co
7.00%, 3/15/2017                                                                          250,000                   251,250
Stone Energy Corp
8.11%, 7/15/2010 (c)(e)                                                                   250,000                   250,000
Swift Energy Co
9.38%, 5/ 1/2012                                                                          175,000                   183,313
XTO Energy Inc
6.25%, 4/15/2013 (f)                                                                       90,000                    93,550
5.65%, 4/ 1/2016                                                                          280,000                   279,024
6.10%, 4/ 1/2036                                                                          390,000                   377,651
                                                                                                            ----------------
                                                                                                       6,838,350
                                                                                                            ----------------
Oil Company - Integrated (0.37%)
Husky Energy Inc
6.15%, 6/15/2019                                                                          255,000                   260,461
Occidental Petroleum Corp
4.00%, 11/30/2007                                                                         170,000                   168,673
Petrobras International Finance Co
8.38%, 12/10/2018                                                                         260,000                   312,000
Petro-Canada
5.95%, 5/15/2035                                                                          465,000                   443,587
Petronas Capital Ltd
7.88%, 5/22/2022 (e)                                                                      125,000                   153,608
TNK-BP Finance SA
6.63%, 3/20/2017 (e)                                                                      300,000                   297,750
                                                                                                            ----------------
                                                                                                       1,636,079
                                                                                                            ----------------
Oil Field Machinery & Equipment (0.14%)
Cameron International Corp
2.65%, 4/15/2007                                                                          350,000                   349,686
Oil Field Machinery & Equipment
Complete Production Services Inc
8.00%, 12/15/2016 (e)                                                                     250,000                   256,250
                                                                                                            ----------------
                                                                                                         605,936
                                                                                                            ----------------
Oil Refining & Marketing (0.53%)
Enterprise Products Operating LP
4.00%, 10/15/2007                                                                         365,000                   362,340
6.38%, 2/ 1/2013                                                                          150,000                   156,224
Giant Industries Inc
11.00%, 5/15/2012                                                                         393,000                   416,580
Premcor Refining Group Inc/The
6.75%, 2/ 1/2011                                                                          550,000                   577,655
9.50%, 2/ 1/2013                                                                          365,000                   394,220
Tesoro Corp
6.25%, 11/ 1/2012                                                                         420,000                   425,775
                                                                                                            ----------------
                                                                                                       2,332,794
                                                                                                            ----------------
Paper & Related Products (0.10%)
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                                                          105,000                   101,745
Georgia-Pacific Corp
7.00%, 1/15/2015 (e)                                                                      200,000                   201,000
Neenah Paper Inc
7.38%, 11/15/2014                                                                         150,000                   144,750
                                                                                                            ----------------
                                                                                                         447,495
                                                                                                            ----------------
Pharmacy Services (0.24%)
Medco Health Solutions Inc
7.25%, 8/15/2013                                                                          610,000                   659,724
Omnicare Inc
6.75%, 12/15/2013                                                                          65,000                    65,244
6.88%, 12/15/2015                                                                         325,000                   327,844
                                                                                                            ----------------
                                                                                                       1,052,812
                                                                                                            ----------------
Physician Practice Management (0.08%)
US Oncology Inc
9.00%, 8/15/2012                                                                          100,000                   106,750
10.75%, 8/15/2014                                                                         200,000                   223,000
                                                                                                            ----------------
                                                                                                         329,750
                                                                                                            ----------------
Pipelines (1.49%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                                                          165,000                   161,559
Buckeye Partners LP
4.63%, 7/15/2013                                                                          325,000                   307,768
El Paso Natural Gas
5.95%, 4/15/2017 (b)                                                                      170,000                   170,632
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                                          105,000                   102,905
5.95%, 6/ 1/2033                                                                          375,000                   350,476
Energy Transfer Partners LP
6.63%, 10/15/2036                                                                         155,000                   158,556
Holly Energy Partners LP
6.25%, 3/ 1/2015                                                                          150,000                   143,250
Kinder Morgan Energy Partners LP
6.00%, 2/ 1/2017                                                                          500,000                   505,494
6.50%, 2/ 1/2037                                                                          500,000                   498,632
Kinder Morgan Finance Co ULC
5.35%, 1/ 5/2011                                                                          190,000                   187,204
Kinder Morgan Inc
6.50%, 9/ 1/2012                                                                          400,000                   407,985

Pipelines
National Fuel Gas Co
5.25%, 3/ 1/2013                                                                          190,000                   188,311
Northwest Pipeline Corp
8.13%, 3/ 1/2010                                                                          250,000                   260,157
ONEOK Partners LP
5.90%, 4/ 1/2012                                                                          375,000                   384,935
6.65%, 10/ 1/2036                                                                         345,000                   354,466
Pacific Energy
6.25%, 9/15/2015                                                                          445,000                   444,980
Plains All American Pipeline LP
6.70%, 5/15/2036                                                                          350,000                   358,137
Southern Natural Gas Co
8.88%, 3/15/2010                                                                          350,000                   365,533
5.90%, 4/ 1/2017 (e)                                                                      305,000                   304,998
TEPPCO Partners LP
7.63%, 2/15/2012                                                                          605,000                   652,742
Texas Eastern Transmission LP
5.25%, 7/15/2007                                                                          240,000                   239,622
                                                                                                            ----------------
                                                                                                       6,548,342
                                                                                                            ----------------
Poultry (0.07%)
Pilgrim's Pride Corp
9.63%, 9/15/2011                                                                          150,000                   156,000
7.63%, 5/ 1/2015                                                                          150,000                   149,625
                                                                                                            ----------------
                                                                                                         305,625
                                                                                                            ----------------
Precious Metals (0.19%)
Barrick Gold Finance Inc
7.50%, 5/ 1/2007                                                                          850,000                   851,275
                                                                                                            ----------------

Printing - Commercial (0.08%)
Cadmus Communications Corp
8.38%, 6/15/2014                                                                          150,000                   152,250
Sheridan Group Inc/The
10.25%, 8/15/2011                                                                         200,000                   209,250
                                                                                                            ----------------
                                                                                                         361,500
                                                                                                            ----------------
Property & Casualty Insurance (0.34%)
Arch Capital Group Ltd
7.35%, 5/ 1/2034                                                                          305,000                   330,768
Chubb Corp
0.00%, 3/29/2067 (a)                                                                      350,000                   349,107
Markel Corp
6.80%, 2/15/2013                                                                          200,000                   207,992
Travelers Cos Inc/The
6.25%, 3/15/2067                                                                          300,000                   296,279
WR Berkley Corp
6.25%, 2/15/2037                                                                          310,000                   302,789
                                                                                                            ----------------
                                                                                                       1,486,935
                                                                                                            ----------------
Publishing - Newspapers (0.04%)
Block Communications Inc
8.25%, 12/15/2015 (e)                                                                     175,000                   177,625
                                                                                                            ----------------

Publishing - Periodicals (0.21%)
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                                                         100,000                   104,500
12.13%, 11/15/2012                                                                        495,000                   541,406
Dex Media Inc
0.00%, 11/15/2013 (a)(c)                                                                  150,000                   139,688

Publishing - Periodicals
Dex Media West LLC/Dex Media Finance Co
8.50%, 8/15/2010                                                                          150,000                   156,937
                                                                                                            ----------------
                                                                                                         942,531
                                                                                                            ----------------
Quarrying (0.04%)
Compass Minerals International Inc
0.00%, 6/ 1/2013 (a)(c)                                                                   200,000                   194,500
                                                                                                            ----------------

Radio (0.06%)
Entercom Radio LLC/Entercom Capital Inc
7.63%, 3/ 1/2014                                                                          250,000                   252,500
                                                                                                            ----------------

Real Estate Magagement & Services (0.03%)
American Real Estate Partners LP
7.13%, 2/15/2013 (e)                                                                      125,000                   123,437
                                                                                                            ----------------

Real Estate Operator & Developer (0.03%)
Duke Realty LP
5.63%, 8/15/2011                                                                          135,000                   136,566
                                                                                                            ----------------

Recreational Centers (0.05%)
AMF Bowling Worldwide Inc
10.00%, 3/ 1/2010                                                                         225,000                   235,125
                                                                                                            ----------------

Regional Banks (1.51%)
BAC Capital Trust XIII
5.76%, 3/15/2043                                                                          700,000                   696,751
BAC Capital Trust XIV
5.63%, 3/15/2043                                                                          465,000                   465,201
Capital One Financial Corp
5.62%, 9/10/2009 (d)                                                                      750,000                   751,848
5.70%, 9/15/2011                                                                          310,000                   313,142
4.80%, 2/21/2012                                                                          100,000                    96,972
5.50%, 6/ 1/2015                                                                          150,000                   147,936
6.15%, 9/ 1/2016                                                                          490,000                   497,002
NB Capital Trust
7.83%, 12/15/2026                                                                         700,000                   729,210
PNC Funding Corp
5.50%, 1/31/2012 (c)(d)                                                                 1,000,000                 1,000,544
SunTrust Preferred Capital I
5.85%, 12/31/2049 (c)                                                                     275,000                   278,848
Wachovia Corp
5.63%, 12/15/2008                                                                         600,000                   605,443
6.38%, 2/ 1/2009                                                                          150,000                   153,331
Wells Fargo & Co
3.12%, 8/15/2008                                                                          225,000                   218,412
Wells Fargo Capital X
5.95%, 12/15/2036 (h)                                                                     680,000                   655,117
                                                                                                            ----------------
                                                                                                       6,609,757
                                                                                                            ----------------
Reinsurance (0.46%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034                                                                          480,000                   485,029
PartnerRe Finance II
6.44%, 12/ 1/2066 (c)                                                                     255,000                   252,091
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017                                                                          500,000                   529,068

Reinsurance
Transatlantic Holdings Inc
5.75%, 12/14/2015                                                                         750,000                   749,927
                                                                                                            ----------------
                                                                                                       2,016,115
                                                                                                            ----------------
REITS - Apartments (0.20%)
AvalonBay Communities Inc
5.50%, 1/15/2012                                                                          345,000                   348,095
BRE Properties Inc
5.50%, 3/15/2017                                                                          290,000                   287,206
UDR Inc
6.50%, 6/15/2009                                                                          235,000                   241,975
                                                                                                            ----------------
                                                                                                         877,276
                                                                                                            ----------------
REITS - Diversified (0.62%)
iStar Financial Inc
5.69%, 9/15/2009                                                                          425,000                   425,035
5.69%, 3/ 9/2010                                                                          850,000                   850,353
5.65%, 9/15/2011                                                                          350,000                   352,529
5.15%, 3/ 1/2012                                                                          275,000                   269,765
5.50%, 6/15/2012                                                                          515,000                   512,647
5.95%, 10/15/2013                                                                         300,000                   303,662
                                                                                                            ----------------
                                                                                                       2,713,991
                                                                                                            ----------------
REITS - Healthcare (0.33%)
Health Care Property Investors Inc
5.80%, 9/15/2008 (c)(d)                                                                   450,000                   449,842
5.65%, 12/15/2013                                                                         525,000                   521,443
6.00%, 1/30/2017                                                                          335,000                   336,101
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                                          115,000                   118,294
                                                                                                            ----------------
                                                                                                       1,425,680
                                                                                                            ----------------
REITS - Hotels (0.07%)
Hospitality Properties Trust
6.30%, 6/15/2016                                                                          290,000                   300,718
                                                                                                            ----------------

REITS - Office Property (0.27%)
Brandywine Operating Partnership LP/PA
5.63%, 12/15/2010                                                                         375,000                   379,710
Highwoods Properties Inc
5.85%, 3/15/2017 (e)                                                                      245,000                   243,214
HRPT Properties Trust
5.95%, 3/16/2011 (c)                                                                      575,000                   575,029
                                                                                                            ----------------
                                                                                                       1,197,953
                                                                                                            ----------------
REITS - Regional Malls (0.37%)
Simon Property Group LP
6.38%, 11/15/2007 (d)                                                                     750,000                   754,126
4.60%, 6/15/2010                                                                          115,000                   113,050
5.60%, 9/ 1/2011                                                                          415,000                   421,443
5.75%, 5/ 1/2012                                                                          325,000                   332,287
                                                                                                            ----------------
                                                                                                       1,620,906
                                                                                                            ----------------
REITS - Shopping Centers (0.04%)
Federal Realty Investment Trust
6.20%, 1/15/2017                                                                          185,000                   191,675
                                                                                                            ----------------

REITS - Warehouse & Industrial (0.23%)
Prologis
5.61%, 8/24/2009 (c)(d)                                                                 1,000,000                 1,001,897
                                                                                                            ----------------


Rental - Auto & Equipment (0.37%)
Avis Budget Car Rental LLC/Avis Budget Finance Inc
7.75%, 5/15/2016 (e)                                                                      225,000                   229,500
Erac USA Finance Co
5.61%, 4/30/2009 (c)(d)(e)                                                                725,000                   726,680
5.61%, 8/28/2009 (c)(d)(e)                                                                375,000                   375,838
United Rentals North America Inc
6.50%, 2/15/2012                                                                          275,000                   274,312
                                                                                                            ----------------
                                                                                                       1,606,330
                                                                                                            ----------------
Retail - Apparel & Shoe (0.04%)
Payless Shoesource Inc
8.25%, 8/ 1/2013                                                                          175,000                   182,875
                                                                                                            ----------------

Retail - Auto Parts (0.03%)
PEP Boys-Manny Moe & Jack
7.50%, 12/15/2014                                                                         125,000                   120,937
                                                                                                            ----------------

Retail - Automobile (0.12%)
Autonation Inc
7.36%, 4/15/2013 (c)                                                                      250,000                   252,500
United Auto Group Inc
7.75%, 12/15/2016 (e)                                                                     250,000                   252,500
                                                                                                            ----------------
                                                                                                         505,000

                                                                                                            ----------------
Retail - Building Products (0.09%)
Home Depot Inc
5.47%, 12/16/2009 (c)(d)                                                                  400,000                   400,443
                                                                                                            ----------------

Retail - Discount (0.08%)
Costco Wholesale Corp
5.50%, 3/15/2017                                                                          335,000                   335,721
                                                                                                            ----------------

Retail - Drug Store (0.03%)
Rite Aid Corp
7.50%, 3/ 1/2017                                                                          150,000                   148,125
                                                                                                            ----------------

Retail - Propane Distribution (0.09%)
Amerigas Partners LP
7.25%, 5/20/2015                                                                          175,000                   176,750
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014                                                                         225,000                   221,625
                                                                                                            ----------------
                                                                                                         398,375
                                                                                                            ----------------
Retail - Regional Department Store (0.12%)
JC Penney Corp Inc
8.13%, 4/ 1/2027                                                                          530,000                   545,031
                                                                                                            ----------------

Retail - Restaurants (0.02%)
Landry's Restaurants Inc
7.50%, 12/15/2014                                                                         100,000                    98,500
                                                                                                            ----------------

Rubber - Tires (0.06%)
Goodyear Tire & Rubber Co/The
8.63%, 12/ 1/2011 (e)                                                                     225,000                   241,875
                                                                                                            ----------------

Satellite Telecommunications (0.16%)
Intelsat Bermuda Ltd
9.25%, 6/15/2016 (e)                                                                      100,000                   110,750

Satellite Telecommunications
Intelsat Corp
6.38%, 1/15/2008                                                                          600,000                   600,750
                                                                                                            ----------------
                                                                                                         711,500
                                                                                                            ----------------
Savings & Loans - Thrifts (0.23%)
Washington Mutual Inc
5.66%, 1/15/2010 (c)                                                                    1,000,000                 1,000,304
                                                                                                            ----------------

Schools (0.06%)
Knowledge Learning Corp Inc
7.75%, 2/ 1/2015 (e)                                                                      250,000                   245,625
                                                                                                            ----------------

Seismic Data Collection (0.03%)
Compagnie Generale de Geophysique-Verit
7.75%, 5/15/2017                                                                          125,000                   130,313
                                                                                                            ----------------

Sovereign (0.29%)
Mexico Government International Bond
6.06%, 1/13/2009 (c)(f)                                                                   385,000                   388,273
6.75%, 9/27/2034                                                                          536,000                   584,508
South Africa Government International Bond
6.50%, 6/ 2/2014                                                                          280,000                   298,200
                                                                                                            ----------------
                                                                                                       1,270,981
                                                                                                            ----------------
Special Purpose Entity (1.22%)
AGFC Capital Trust I
6.00%, 1/15/2067 (c)(e)                                                                   160,000                   160,217
BAE Systems Holdings Inc
6.40%, 12/15/2011 (e)                                                                     525,000                   549,350
5.20%, 8/15/2015 (e)                                                                      575,000                   563,142
Capital One Capital IV
6.75%, 2/17/2037                                                                          270,000                   258,679
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp
0.00%, 10/ 1/2014 (a)(c)                                                                  225,000                   208,969
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC
9.75%, 11/15/2014 (e)                                                                     100,000                   104,875
Idearc Inc
8.00%, 11/15/2016 (e)                                                                     300,000                   308,625
John Hancock Global Funding II
5.53%, 4/ 3/2009 (c)(e)                                                                   950,000                   952,488
JPMorgan Chase Capital XXII
6.45%, 2/ 2/2037                                                                          250,000                   245,020
Regency Energy Partners
8.38%, 12/15/2013 (e)                                                                     480,000                   489,600
SMFG Preferred Capital USD 1 Ltd
6.08%, 1/29/2049 (c)(e)                                                                   535,000                   536,038
Swiss Re Capital I LP
6.85%, 5/29/2049 (c)(e)                                                                   400,000                   413,225
TransCapitalInvest Ltd for OJSC AK Tran
5.67%, 3/ 5/2014 (e)(f)                                                                   365,000                   359,576
Universal City Development Partners
11.75%, 4/ 1/2010                                                                         200,000                   211,750
                                                                                                            ----------------
                                                                                                       5,361,554
                                                                                                            ----------------
Specified Purpose Acquisition (0.03%)
Basell AF SCA
8.38%, 8/15/2015 (e)                                                                      120,000                   125,100
                                                                                                            ----------------


Steel - Producers (0.14%)
Steel Dynamics Inc
6.75%, 4/ 1/2015 (b)(e)                                                                   180,000                   180,225
United States Steel Corp
9.75%, 5/15/2010                                                                          400,000                   420,000
                                                                                                            ----------------
                                                                                                         600,225
                                                                                                            ----------------
Telecommunication Services (0.35%)
Digicel Group Ltd
8.88%, 1/15/2015 (e)(f)                                                                   200,000                   194,000
Mastec Inc
7.63%, 2/ 1/2017 (e)                                                                      175,000                   177,187
Qwest Corp
7.88%, 9/ 1/2011                                                                          200,000                   212,500
TELUS Corp
7.50%, 6/ 1/2007                                                                          290,000                   290,918
Verizon Global Funding Corp
7.75%, 12/ 1/2030                                                                         395,000                   457,841
West Corp
9.50%, 10/15/2014 (e)                                                                     200,000                   207,000
                                                                                                            ----------------
                                                                                                       1,539,446
                                                                                                            ----------------
Telephone - Integrated (1.22%)
AT&T Corp
7.30%, 11/15/2011 (c)                                                                     375,000                   407,084
AT&T Inc
5.57%, 11/14/2008 (c)(d)                                                                  525,000                   526,590
Deutsche Telekom International Finance BV
5.53%, 3/23/2009 (c)                                                                      700,000                   701,322
France Telecom SA
7.75%, 3/ 1/2011 (c)                                                                      690,000                   751,740
KT Corp
4.88%, 7/15/2015 (e)                                                                      170,000                   162,886
Royal KPN NV
8.00%, 10/ 1/2010                                                                         210,000                   227,795
Telecom Italia Capital SA
5.84%, 2/ 1/2011 (c)                                                                      200,000                   199,914
5.97%, 7/18/2011 (c)(d)                                                                   450,000                   452,286
4.95%, 9/30/2014                                                                          600,000                   565,196
Telefonica Emisiones SAU
5.65%, 6/19/2009 (c)                                                                      450,000                   451,513
5.98%, 6/20/2011                                                                          290,000                   297,273
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                                                         170,000                   167,905
Verizon Communications Inc
5.35%, 2/15/2011 (f)                                                                      100,000                   100,585
6.25%, 4/ 1/2037 (b)                                                                      350,000                   346,675
                                                                                                            ----------------
                                                                                                       5,358,764
                                                                                                            ----------------
Television (0.41%)
Allbritton Communications Co
7.75%, 12/15/2012                                                                         225,000                   230,625
British Sky Broadcasting Group PLC
6.88%, 2/23/2009                                                                          375,000                   385,454
CBS Corp
5.63%, 5/ 1/2007 (d)                                                                      750,000                   750,082
Univision Communications Inc
9.75%, 3/15/2015 (e)                                                                      300,000                   298,875
Videotron Ltee
6.88%, 1/15/2014                                                                          150,000                   151,500
                                                                                                            ----------------
                                                                                                       1,816,536
                                                                                                            ----------------

Textile - Home Furnishings (0.03%)
Mohawk Industries Inc
6.50%, 4/15/2007                                                                          135,000                   135,033
                                                                                                            ----------------

Tobacco (0.05%)
Reynolds American Inc
7.25%, 6/ 1/2013                                                                          200,000                   209,582
                                                                                                            ----------------

Tools - Hand Held (0.19%)
Snap-On Inc
5.49%, 1/12/2010 (c)(d)                                                                   625,000                   625,206
5.25%, 1/15/2017                                                                          210,000                   210,294
                                                                                                            ----------------
                                                                                                         835,500
                                                                                                            ----------------
Transport - Rail (0.02%)
Union Pacific Corp
4.70%, 1/ 2/2024                                                                          111,564                   106,431
                                                                                                            ----------------

Transport - Services (0.03%)
FedEx Corp
3.50%, 4/ 1/2009                                                                          145,000                   140,473
                                                                                                            ----------------

Venture Capital (0.04%)
Arch Western Finance LLC
6.75%, 7/ 1/2013                                                                          200,000                   196,750
                                                                                                            ----------------

Vitamins & Nutrition Products (0.02%)
NBTY Inc
7.13%, 10/ 1/2015                                                                         100,000                   100,625
                                                                                                            ----------------

Wire & Cable Products (0.09%)
Coleman Cable Inc
9.88%, 10/ 1/2012 (b)(e)                                                                  200,000                   207,000
Superior Essex Communications LLC/Essex Group Inc
9.00%, 4/15/2012                                                                          200,000                   206,500
                                                                                                            ----------------
                                                                                                         413,500
                                                                                                            ----------------
TOTAL BONDS                                                                                              $      354,821,985
                                                                                                            ----------------
CONVERTIBLE BONDS (0.09%)
Retail - Auto Parts (0.09%)
PEP Boys-Manny Moe & Jack
4.25%, 6/ 1/2007                                                                          410,000                   408,975
                                                                                                            ----------------
TOTAL CONVERTIBLE BONDS                                                                                  $          408,975
                                                                                                            ----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (49.15%)
Federal Home Loan Mortgage Corporation (FHLMC) (13.14%)
5.00%, 4/ 1/2037 (i)                                                                    7,570,000                 7,314,513
5.50%, 4/ 1/2037 (i)                                                                   20,290,000                20,074,419
6.00%, 4/ 1/2037 (i)                                                                    9,845,000                 9,921,909
5.50%, 3/ 1/2009                                                                           62,079                    62,497
6.50%, 4/ 1/2016                                                                           61,430                    62,963
5.50%, 4/ 1/2018                                                                          770,558                   774,062
5.00%, 5/ 1/2018                                                                        2,564,784                 2,537,165
5.50%, 6/ 1/2024                                                                        3,231,581                 3,220,452
6.50%, 3/ 1/2029                                                                           47,398                    48,890
6.50%, 5/ 1/2029                                                                           69,391                    71,534
7.00%, 12/ 1/2029                                                                         142,131                   147,907
7.50%, 4/ 1/2030                                                                           51,669                    54,047
7.00%, 6/ 1/2030                                                                           11,306                    11,767
7.50%, 9/ 1/2030                                                                           22,576                    23,615

Federal Home Loan Mortgage Corporation (FHLMC)
8.00%, 9/ 1/2030                                                                           93,374                    98,287
7.00%, 12/ 1/2030                                                                          17,829                    18,555
7.00%, 1/ 1/2031                                                                           37,277                    38,794
7.00%, 2/ 1/2031                                                                           18,642                    19,401
6.00%, 3/ 1/2031                                                                          110,262                   111,830
7.50%, 3/ 1/2031                                                                          114,623                   119,900
6.00%, 4/ 1/2031                                                                           14,695                    14,904
6.50%, 4/ 1/2031                                                                           39,217                    40,378
7.00%, 6/ 1/2031                                                                           14,554                    15,119
7.00%, 12/ 1/2031                                                                         159,283                   165,467
6.50%, 2/ 1/2032                                                                           78,130                    80,443
6.50%, 5/ 1/2032                                                                          282,102                   289,958
6.00%, 6/ 1/2032                                                                          399,902                   405,196
6.00%, 10/ 1/2032                                                                         297,215                   301,150
5.50%, 3/ 1/2033                                                                        1,807,059                 1,792,329
5.50%, 4/ 1/2033                                                                        1,950,110                 1,934,214
6.00%, 8/ 1/2036                                                                          395,548                   398,734
6.50%, 11/ 1/2036                                                                         950,124                   968,947
5.83%, 2/ 1/2034 (c)                                                                       32,249                    32,882
4.69%, 8/ 1/2035 (c)                                                                      437,773                   431,030
5.02%, 9/ 1/2035 (c)                                                                    1,004,265                 1,005,498
5.68%, 10/ 1/2036                                                                       3,205,978                 3,227,564
5.57%, 2/ 1/2037                                                                          749,782                   752,866
5.63%, 2/ 1/2037                                                                        1,045,000                 1,049,555
                                                                                                            ----------------
                                                                                                      57,638,741
                                                                                                            ----------------
Federal National Mortgage Association (FNMA) (16.29%)
4.50%, 4/ 1/2022 (i)                                                                    8,200,000                 7,936,058
5.50%, 4/ 1/2022 (i)                                                                    1,015,000                 1,017,221
5.00%, 4/ 1/2037 (i)                                                                   14,390,000                13,899,848
5.50%, 4/ 1/2037 (i)                                                                   11,660,000                11,536,112
6.00%, 4/ 1/2037 (i)                                                                    9,580,000                 9,648,861
7.00%, 4/ 1/2037 (i)                                                                      250,000                   257,813
6.00%, 5/ 1/2009                                                                           39,370                    39,418
6.00%, 7/ 1/2009                                                                          138,406                   138,678
6.50%, 12/ 1/2010                                                                          46,467                    46,975
5.50%, 6/ 1/2019                                                                          227,534                   228,398
5.50%, 7/ 1/2019                                                                          350,115                   351,445
5.50%, 8/ 1/2019                                                                          350,356                   351,687
5.50%, 10/ 1/2019                                                                       1,073,267                 1,077,342
6.00%, 10/ 1/2021                                                                       2,045,832                 2,079,971
5.50%, 12/ 1/2022                                                                         543,382                   541,945
6.00%, 5/ 1/2031                                                                           51,437                    52,134
6.50%, 8/ 1/2031                                                                          141,729                   145,985
7.00%, 2/ 1/2032                                                                           83,549                    87,065
6.50%, 3/ 1/2032                                                                           53,407                    55,011
6.00%, 8/ 1/2032                                                                           11,219                    11,360
5.50%, 7/ 1/2033                                                                        3,638,559                 3,608,743
4.24%, 6/ 1/2034 (c)                                                                      272,140                   269,557
3.68%, 7/ 1/2034 (c)                                                                       22,130                    22,213
4.36%, 7/ 1/2034 (c)                                                                      152,739                   151,837
4.31%, 12/ 1/2034 (c)                                                                     431,983                   429,027
4.59%, 3/ 1/2035 (c)                                                                      451,344                   448,958
5.08%, 8/ 1/2035 (c)                                                                      942,371                   942,400
5.72%, 2/ 1/2036 (c)                                                                      284,065                   285,526
6.98%, 3/ 1/2036 (c)                                                                    1,471,956                 1,515,635
5.00%, 4/ 1/2036                                                                        2,597,364                 2,511,981
6.00%, 5/ 1/2036                                                                          268,269                   270,264
5.79%, 6/ 1/2036 (c)(g)                                                                   146,812                   147,353

Federal National Mortgage Association (FNMA)
6.00%, 7/ 1/2036                                                                          625,110                   629,756
6.50%, 8/ 1/2036                                                                        1,190,765                 1,214,730
6.50%, 12/ 1/2036                                                                       4,819,968                 4,916,972
5.45%, 1/ 1/2037                                                                          805,085                   808,360
5.51%, 1/ 1/2037                                                                        2,379,000                 2,453,195
6.50%, 1/ 1/2037                                                                          714,575                   728,956
5.47%, 3/ 1/2037                                                                          579,977                   581,156
                                                                                                            ----------------
                                                                                                      71,439,946
                                                                                                            ----------------
Government National Mortgage Association (GNMA) (2.59%)
5.50%, 4/ 1/2037 (i)                                                                    2,055,000                 2,043,441
7.50%, 5/15/2029                                                                          107,600                   112,383
8.00%, 12/15/2030                                                                          34,007                    36,086
7.00%, 3/15/2031                                                                           56,390                    58,967
6.50%, 12/15/2032                                                                       2,155,821                 2,216,047
6.00%, 12/15/2033                                                                         207,346                   210,500
5.00%, 2/15/2034                                                                        2,604,640                 2,538,660
6.50%, 3/20/2028                                                                           37,189                    38,241
6.00%, 7/20/2028                                                                          172,077                   174,780
6.00%, 11/20/2028                                                                         211,134                   214,450
6.00%, 1/20/2029                                                                          224,508                   227,971
6.50%, 5/20/2029                                                                           28,888                    29,703
6.00%, 7/20/2029                                                                           42,386                    43,040
5.50%, 12/20/2033                                                                       1,412,540                 1,404,446
5.50%, 5/20/2035                                                                          200,999                   199,703
6.00%, 12/20/2036                                                                       1,783,496                 1,804,550
                                                                                                            ----------------
                                                                                                      11,352,968
                                                                                                            ----------------
U.S. Treasury (15.70%)
4.50%, 2/15/2009 (f)                                                                    3,500,000                 3,490,704
3.63%, 7/15/2009 (f)                                                                    5,725,000                 5,607,592
4.88%, 8/15/2009 (f)                                                                   11,500,000                11,574,566
3.50%, 2/15/2010 (f)                                                                    7,650,000                 7,436,932
5.00%, 2/15/2011 (f)                                                                    3,200,000                 3,254,874
4.88%, 2/15/2012 (f)                                                                    2,950,000                 2,995,979
4.38%, 8/15/2012 (f)                                                                    4,750,000                 4,720,127
4.25%, 8/15/2013 (f)                                                                    5,800,000                 5,700,994
4.25%, 11/15/2014 (f)                                                                   5,050,000                 4,930,062
7.50%, 11/15/2016 (f)                                                                   2,840,000                 3,451,375
8.13%, 8/15/2019 (f)                                                                    2,350,000                 3,068,954
6.25%, 8/15/2023 (f)                                                                    2,755,000                 3,162,869
6.00%, 2/15/2026 (f)                                                                    2,075,000                 2,345,236
6.75%, 8/15/2026 (f)                                                                      750,000                   918,926
6.25%, 5/15/2030 (f)                                                                    5,245,000                 6,214,098
                                                                                                            ----------------
                                                                                                      68,873,288
                                                                                                            ----------------
U.S. Treasury Inflation-Indexed Obligations (1.43%)
4.25%, 1/15/2010 (f)                                                                    3,188,215                 3,390,341
2.00%, 1/15/2014 (f)                                                                    2,930,409                 2,901,791
                                                                                                            ----------------
                                                                                                       6,292,132
                                                                                                            ----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                    $      215,597,075
                                                                                                            ----------------
SHORT TERM INVESTMENTS (4.58%)
Commercial Paper (4.58%)
Investment in Joint Trading Account; HSBC Funding
5.40%, 4/ 2/2007                                                                       16,071,136                16,071,136
Textron Inc
5.50%, 4/ 2/2007 (d)                                                                    4,000,000                 3,999,389
                                                                                                            ----------------
                                                                                                      20,070,525
                                                                                                            ----------------
TOTAL SHORT TERM INVESTMENTS                                                                             $       20,070,525
                                                                                                            ----------------

MONEY MARKET FUNDS (2.72%)
Money Center Banks (2.72%)
BNY Institutional Cash Reserve Fund (d)                                                11,941,035                11,941,035
                                                                                                            ----------------
TOTAL MONEY MARKET FUNDS                                                                                 $       11,941,035
                                                                                                            ----------------
Total Investments                                                                                        $      602,840,252
Liabilities in Excess of Other Assets, Net - (37.44)%                                                         (164,213,586)
                                                                                                            ----------------
TOTAL NET ASSETS - 100.00%                                                                               $      438,626,666
                                                                                                            ================
                                                                                                            ----------------

                                                                                                            ================

(a)  Non-Income Producing Security

(b)  Security purchased on a when-issued basis.

(c)  Variable Rate

(d)  Security was purchased with the cash proceeds from securities loans.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $38,083,141 or 8.68% of net assets.

(f)  Security or a portion of the security was on loan at the end of the period.

(g) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $16,979,776 or 3.87% of net assets.

(h) Security or a portion of the security was pledged to cover margin requirements for swap agreements. At the end of the period, the value of these securities totaled $655,117 or 0.15% of net assets.

(i) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $        2,999,941
Unrealized Depreciation                                 (3,986,516)
                                                    ----------------
Net Unrealized Appreciation (Depreciation)                (986,575)
Cost for federal income tax purposes                    603,826,827


                   SCHEDULE OF CREDIT DEFAULT SWAP AGREEMENTS
                                                                  Unrealized
                                               Notional          Appreciation/
Description                                     Amount          (Depreciation)
----------------------------------------------------- -------------------
Buy protection for CDX7 HY Index and
pay quarterly 3.25% to Deutsche Bank.
Expires September 2011.                        $ 8,000,000  $        (239,904)


Buy protection for CDX7 HY Index and
pay quarterly 3.25% to Lehman Brothers.
Expires December 2011.                           2,500,000            (74,968)

Buy protection for CDX7 HY Index and
pay quarterly 3.25% to Merrill Lynch.
Expires September 2011.                          2,500,000            (74,969)


                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                      Unrealized
                                                                     Notional        Appreciation/
Description                                                           Amount        (Depreciation)
----------------------------------------------------------------- ----------------  ----------------
Receive a monthly return equal to the
Lehman Erisa Eligible CMBS Index and
pay monthly a floating rate based on
1-month LIBOR less 10 basis points
with Wachovia Bank.  Expires April 2007.                   $    4,000,000        $         (12,927)


Receive a monthly return equal to the
Lehman Erisa Eligible CMBS Index and
pay monthly a floating rate based on
1-month LIBOR less 5 basis points with
Wachovia Bank.  Expires May 2007.                               5,000,000                  (16,374)


Receive a monthly return equal to the
Lehman Erisa Eligible CMBS Index and
pay monthly a floating rate based on
1-month LIBOR with Wachovia Bank.  Expires July 2007.           8,000,000                  (26,542)

Interest Rate Swaptions
                                       Floating
                                       Rate         Pay/Receive    Exercise
   Description         Counterparty    Index        Floating Rate     Rate    Expiration Date  Notional Amount  Premium    Value
Call - OTC 3-Year
  Interest Rate Swap   Deutsche Bank  3-month LIBOR   Receive      4.97%       September-07
                                                                                               11,800,000.00    28,025.00 62,703.00
Call - OTC 3-Year
  Interest Rate Swap   Merrill Lynch  3-month LIBOR   Receive      4.90%       September-07
                                                                                               11,800,000.00    27,435.00 50,943.00


Portfolio Summary (unaudited)
-------------------------------------------------------- ----------------
Sector                                                           Percent
-------------------------------------------------------- ----------------
Mortgage Securities                                               56.14%
Financial                                                         22.32%
Government                                                        18.89%
Asset Backed Securities                                           12.15%
Communications                                                     5.56%
Energy                                                             5.03%
Consumer, Non-cyclical                                             4.13%
Industrial                                                         3.75%
Utilities                                                          3.56%
Consumer, Cyclical                                                 2.89%
Basic Materials                                                    2.07%
Technology                                                         0.86%
Diversified                                                        0.09%
Liabilities in Excess of Other Assets, Net                     (-37.44%)
                                                         ----------------
TOTAL NET ASSETS                                                 100.00%
                                                         ================

Other Assets Summary (unaudited)
-------------------------------------------------------- ----------------
Asset Type                                                       Percent
-------------------------------------------------------- ----------------
Credit Default Swaps                                               0.09%
Interest Rate Swaptions                              0.03%
Total Return Swaps                                                 0.01%

Schedule of Investments
March 31, 2007 (unaudited)
Capital Value Account
                                                                   Shares
                                                                    Held                              Value
                                                                             ---------- ------------------ ------------------
COMMON STOCKS (99.82%)
Advertising Agencies (0.31%)
Omnicom Group Inc                                                               8,720                  $            892,754
                                                                                                           ------------------

Aerospace & Defense (1.19%)
General Dynamics Corp                                                           31,560                             2,411,184
Lockheed Martin Corp                                                            10,930                             1,060,429
                                                                                                           ------------------
                                                                                                        3,471,613
                                                                                                           ------------------
Aerospace & Defense Equipment (0.37%)
United Technologies Corp                                                        16,700                             1,085,500
                                                                                                           ------------------

Airlines (0.38%)
AMR Corp (a)(b)                                                                 35,900                             1,093,155
                                                                                                           ------------------

Beverages - Non-Alcoholic (0.65%)
Coca-Cola Co/The                                                                39,310                             1,886,880
                                                                                                           ------------------

Brewery (0.65%)
Anheuser-Busch Cos Inc                                                          37,240                             1,879,130
                                                                                                           ------------------

Cable TV (0.50%)
Comcast Corp (a)(b)                                                             15,550                               403,523
DIRECTV Group Inc/The (a)(b)                                                    45,830                             1,057,298
                                                                                                           ------------------
                                                                                                        1,460,821
                                                                                                           ------------------
Cellular Telecommunications (0.52%)
Alltel Corp                                                                     24,200                             1,500,400
                                                                                                           ------------------

Chemicals - Diversified (1.00%)
Celanese Corp (a)                                                               39,200                             1,208,928
Dow Chemical Co/The                                                              7,200                               330,192
Lyondell Chemical Co (a)                                                        45,500                             1,363,635
                                                                                                           ------------------
                                                                                                        2,902,755
                                                                                                           ------------------
Chemicals - Specialty (0.79%)
Albemarle Corp                                                                  28,688                             1,185,962
Sigma-Aldrich Corp                                                              26,700                             1,108,584
                                                                                                           ------------------
                                                                                                        2,294,546
                                                                                                           ------------------
Coatings & Paint (0.25%)
Sherwin-Williams Co/The                                                         11,100                               733,044
                                                                                                           ------------------

Commercial Banks (1.37%)
BB&T Corp                                                                       41,623                             1,707,375
Marshall & Ilsley Corp                                                          34,700                             1,606,957
Webster Financial Corp                                                          14,100                               676,941
                                                                                                           ------------------
                                                                                                        3,991,273
                                                                                                           ------------------

Commercial Services (0.38%)
Convergys Corp (b)                                                              43,200                             1,097,712
                                                                                                           ------------------

Commercial Services - Finance (0.25%)
Equifax Inc (a)                                                                 19,600                               714,420
                                                                                                           ------------------

Computers (1.61%)
Hewlett-Packard Co                                                              74,060                             2,972,768
International Business Machines Corp                                            18,200                             1,715,532
                                                                                                           ------------------
                                                                                                        4,688,300
                                                                                                           ------------------
Computers - Integrated Systems (0.31%)
NCR Corp (b)                                                                    18,700                               893,299
                                                                                                           ------------------

Consumer Products - Miscellaneous (0.37%)
Jarden Corp (b)                                                                 28,500                             1,091,550
                                                                                                           ------------------

Containers - Paper & Plastic (0.46%)
Sonoco Products Co                                                              35,260                             1,325,071
                                                                                                           ------------------

Cosmetics & Toiletries (2.30%)
Colgate-Palmolive Co                                                            16,340                             1,091,349
Procter & Gamble Co                                                             88,420                             5,584,607
                                                                                                           ------------------
                                                                                                        6,675,956
                                                                                                           ------------------
Diversified Manufacturing Operations (3.75%)
Dover Corp                                                                      21,600                             1,054,296
General Electric Co                                                            248,079                             8,772,074
Parker Hannifin Corp                                                            12,320                             1,063,339
                                                                                                           ------------------
                                                                                                       10,889,709
                                                                                                           ------------------
Electric - Integrated (3.98%)
Alliant Energy Corp (a)                                                         26,900                             1,205,658
Entergy Corp                                                                    21,220                             2,226,403
FirstEnergy Corp                                                                31,780                             2,105,107
FPL Group Inc (a)                                                               38,500                             2,355,045
PG&E Corp                                                                       37,530                             1,811,573
Xcel Energy Inc                                                                 75,103                             1,854,293
                                                                                                           ------------------
                                                                                                       11,558,079
                                                                                                           ------------------
Electric Products - Miscellaneous (0.42%)
Emerson Electric Co                                                             28,516                             1,228,754
                                                                                                           ------------------

Electronic Design Automation (0.41%)
Cadence Design Systems Inc (a)(b)                                               56,360                             1,186,942
                                                                                                           ------------------

Enterprise Software & Services (0.19%)
BEA Systems Inc (b)                                                             47,800                               554,002
                                                                                                           ------------------

Finance - Investment Banker & Broker (10.27%)
Bear Stearns Cos Inc/The                                                         9,580                             1,440,353
Citigroup Inc                                                                  181,474                             9,316,875
Goldman Sachs Group Inc/The                                                      8,380                             1,731,559
JPMorgan Chase & Co                                                            160,140                             7,747,573
Lehman Brothers Holdings Inc                                                    32,014                             2,243,221
Merrill Lynch & Co Inc                                                          38,950                             3,181,047
Morgan Stanley                                                                  53,100                             4,182,156
                                                                                                           ------------------
                                                                                                       29,842,784
                                                                                                           ------------------
Finance - Mortgage Loan/Banker (1.48%)
Fannie Mae                                                                      50,142                             2,736,750

Finance - Mortgage Loan/Banker
Freddie Mac                                                                     26,500                             1,576,485
                                                                                                           ------------------
                                                                                                        4,313,235
                                                                                                           ------------------
Financial Guarantee Insurance (0.67%)
PMI Group Inc/The                                                               24,100                             1,089,802
Radian Group Inc (a)                                                            15,820                               868,202
                                                                                                           ------------------
                                                                                                        1,958,004
                                                                                                           ------------------
Food - Miscellaneous/Diversified (0.87%)
Campbell Soup Co                                                                20,200                               786,790
General Mills Inc                                                               30,200                             1,758,244
                                                                                                           ------------------
                                                                                                        2,545,034
                                                                                                           ------------------
Food - Retail (0.49%)
Kroger Co/The                                                                   51,000                             1,440,750
                                                                                                           ------------------

Funeral Services & Related Items (0.39%)
Service Corp International/US                                                   94,800                             1,124,328
                                                                                                           ------------------

Gas - Distribution (1.32%)
AGL Resources Inc                                                               24,200                             1,033,824
Nicor Inc                                                                       17,400                               842,508
Sempra Energy                                                                   32,100                             1,958,421
                                                                                                           ------------------
                                                                                                        3,834,753
                                                                                                           ------------------
Health Care Cost Containment (0.29%)
McKesson Corp                                                                   14,320                               838,293
                                                                                                           ------------------

Hotels & Motels (0.38%)
Starwood Hotels & Resorts Worldwide Inc                                         17,100                             1,108,935
                                                                                                           ------------------

Independent Power Producer (1.14%)
Dynegy Inc (b)                                                                 178,700                             1,654,762
Mirant Corp (b)                                                                 40,800                             1,650,768
                                                                                                           ------------------
                                                                                                        3,305,530
                                                                                                           ------------------
Industrial Gases (0.41%)
Air Products & Chemicals Inc                                                    16,300                             1,204,407
                                                                                                           ------------------

Instruments - Scientific (0.34%)
Applera Corp - Applied Biosystems Group                                         33,400                               987,638
                                                                                                           ------------------

Life & Health Insurance (1.12%)
Cigna Corp                                                                       9,330                             1,331,018
Lincoln National Corp                                                           28,310                             1,919,135
                                                                                                           ------------------
                                                                                                        3,250,153
                                                                                                           ------------------
Machinery - Construction & Mining (0.47%)
Terex Corp (b)                                                                  19,040                             1,366,310
                                                                                                           ------------------

Medical - Drugs (4.50%)
King Pharmaceuticals Inc (a)(b)                                                 42,600                               837,942
Merck & Co Inc                                                                  89,820                             3,967,349
Pfizer Inc                                                                     327,860                             8,281,744
                                                                                                           ------------------
                                                                                                       13,087,035
                                                                                                           ------------------
Medical - HMO (0.66%)
Aetna Inc                                                                       30,297                             1,326,706
Health Net Inc (b)                                                              11,100                               597,291
                                                                                                           ------------------
                                                                                                        1,923,997
                                                                                                           ------------------

Medical - Wholesale Drug Distribution (0.39%)
AmerisourceBergen Corp                                                          21,565                             1,137,554
                                                                                                           ------------------

Metal - Diversified (0.57%)
Freeport-McMoRan Copper & Gold Inc                                              25,020                             1,656,074
                                                                                                           ------------------

Multi-Line Insurance (4.59%)
American Financial Group Inc/OH (a)                                             22,350                               760,794
American International Group Inc                                                62,780                             4,220,071
Assurant Inc                                                                    21,810                             1,169,670
Genworth Financial Inc                                                          44,890                             1,568,457
Hartford Financial Services Group Inc                                           22,700                             2,169,666
HCC Insurance Holdings Inc                                                      29,800                               917,840
Metlife Inc (a)                                                                 40,000                             2,526,000
                                                                                                           ------------------
                                                                                                       13,332,498
                                                                                                           ------------------
Multimedia (2.74%)
McGraw-Hill Cos Inc/The                                                         13,500                               848,880
News Corp                                                                       85,400                             1,974,448
Time Warner Inc                                                                 93,720                             1,848,158
Walt Disney Co/The                                                              95,460                             3,286,688
                                                                                                           ------------------
                                                                                                        7,958,174
                                                                                                           ------------------
Oil - Field Services (0.43%)
Tidewater Inc (a)                                                               21,507                             1,259,880
                                                                                                           ------------------

Oil Company - Integrated (11.23%)
Chevron Corp                                                                    79,108                             5,850,828
ConocoPhillips (a)                                                              51,386                             3,512,233
Exxon Mobil Corp                                                               234,389                            17,684,650
Marathon Oil Corp                                                               28,870                             2,853,222
Occidental Petroleum Corp                                                       55,452                             2,734,338
                                                                                                           ------------------
                                                                                                       32,635,271
                                                                                                           ------------------
Oil Field Machinery & Equipment (0.43%)
National Oilwell Varco Inc (a)(b)                                               16,114                             1,253,508
                                                                                                           ------------------

Oil Refining & Marketing (2.01%)
Frontier Oil Corp                                                               38,800                             1,266,432
Tesoro Corp                                                                     15,510                             1,557,669
Valero Energy Corp                                                              46,749                             3,014,843
                                                                                                           ------------------
                                                                                                        5,838,944
                                                                                                           ------------------
Pharmacy Services (0.32%)
Medco Health Solutions Inc (b)                                                  12,800                               928,384
                                                                                                           ------------------

Pipelines (0.36%)
Oneok Inc                                                                       23,300                             1,048,500
                                                                                                           ------------------

Property & Casualty Insurance (2.45%)
Chubb Corp                                                                      36,630                             1,892,672
Philadelphia Consolidated Holding Co (a)(b)                                     22,220                               977,458
Safeco Corp                                                                     14,300                               949,949
Travelers Cos Inc/The                                                           51,080                             2,644,411
WR Berkley Corp                                                                 19,625                               649,980
                                                                                                           ------------------
                                                                                                        7,114,470
                                                                                                           ------------------
Regional Banks (9.54%)
Bank of America Corp                                                           204,060                            10,411,141
Comerica Inc                                                                    28,500                             1,684,920
Keycorp                                                                         50,960                             1,909,471
PNC Financial Services Group Inc                                                32,400                             2,331,828
Regional Banks
US Bancorp                                                                      48,830                             1,707,585
Wachovia Corp                                                                   87,231                             4,802,067
Wells Fargo & Co                                                               141,780                             4,881,485
                                                                                                           ------------------
                                                                                                       27,728,497
                                                                                                           ------------------
REITS - Apartments (0.97%)
Archstone-Smith Trust                                                           13,300                               721,924
AvalonBay Communities Inc                                                       10,180                             1,323,400
Essex Property Trust Inc                                                         6,080                               787,238
                                                                                                           ------------------
                                                                                                        2,832,562
                                                                                                           ------------------
REITS - Healthcare (0.35%)
Ventas Inc                                                                      24,300                             1,023,759
                                                                                                           ------------------

REITS - Hotels (0.27%)
Hospitality Properties Trust                                                    17,100                               800,280
                                                                                                           ------------------

REITS - Office Property (0.83%)
Boston Properties Inc                                                           14,257                             1,673,772
SL Green Realty Corp                                                             5,500                               754,490
                                                                                                           ------------------
                                                                                                        2,428,262
                                                                                                           ------------------
REITS - Regional Malls (0.87%)
Simon Property Group Inc (a)                                                    13,760                             1,530,800
Taubman Centers Inc                                                             17,000                               985,830
                                                                                                           ------------------
                                                                                                        2,516,630
                                                                                                           ------------------
REITS - Warehouse & Industrial (0.37%)
AMB Property Corp                                                               18,500                             1,087,615
                                                                                                           ------------------

Retail - Discount (0.28%)
Dollar Tree Stores Inc (b)                                                      21,600                               825,984
                                                                                                           ------------------

Retail - Major Department Store (0.73%)
JC Penney Co Inc (a)                                                            11,040                               907,047
Sears Holdings Corp (a)(b)                                                       6,720                             1,210,675
                                                                                                           ------------------
                                                                                                        2,117,722
                                                                                                           ------------------
Retail - Office Supplies (0.27%)
OfficeMax Inc                                                                   14,800                               780,552
                                                                                                           ------------------

Retail - Restaurants (1.23%)
McDonald's Corp                                                                 79,229                             3,569,266
                                                                                                           ------------------

Savings & Loans - Thrifts (0.21%)
Washington Mutual Inc                                                           15,270                               616,603
                                                                                                           ------------------

Semiconductor Component - Integrated Circuits (0.35%)
Atmel Corp (b)                                                                 201,401                             1,013,047
                                                                                                           ------------------

Steel - Producers (0.72%)
Nucor Corp                                                                      32,360                             2,107,607
                                                                                                           ------------------

Telecommunication Services (0.33%)
Embarq Corp                                                                     17,000                               957,950
                                                                                                           ------------------

Telephone - Integrated (6.15%)
AT&T Inc                                                                       278,095                            10,965,286
CenturyTel Inc                                                                  28,200                             1,274,358
Qwest Communications International Inc (a)(b)                                  193,141                             1,736,338

Telephone - Integrated
Sprint Nextel Corp                                                              15,391                               291,813
Verizon Communications Inc                                                      95,582                             3,624,469
                                                                                                           ------------------
                                                                                                       17,892,264

                                                                                                           ------------------
Tobacco (2.64%)
Altria Group Inc (a)                                                            56,831                             4,990,330
Loews Corp - Carolina Group                                                     18,300                             1,383,663
Reynolds American Inc                                                           20,760                             1,295,632
                                                                                                           ------------------
                                                                                                        7,669,625
                                                                                                           ------------------
Tools - Hand Held (0.38%)
Snap-On Inc                                                                     22,900                             1,101,490
                                                                                                           ------------------

Toys (0.60%)
Mattel Inc                                                                      63,100                             1,739,667
                                                                                                           ------------------
TOTAL COMMON STOCKS                                                                                     $        290,199,490
                                                                                                           ------------------
                                                                             Principal
                                                                               Amount                             Value
                                                                             ---------- ------------------ ------------------
SHORT TERM INVESTMENTS (0.02%)
Commercial Paper (0.02%)
Investment in Joint Trading Account; HSBC Funding
5.40%, 4/ 2/2007                                                                51,286                                51,286
                                                                                                           ------------------
TOTAL SHORT TERM INVESTMENTS                                                                            $             51,286
                                                                                                           ------------------
MONEY MARKET FUNDS (10.36%)
Money Center Banks (10.36%)
BNY Institutional Cash Reserve Fund (c)                                      30,112,392                           30,112,392
                                                                                                           ------------------
TOTAL MONEY MARKET FUNDS                                                                                $         30,112,392
                                                                                                           ------------------
Total Investments                                                                                       $        320,363,168
Liabilities in Excess of Other Assets, Net - (10.20)%                                                           (29,656,641)
                                                                                                           ------------------
TOTAL NET ASSETS - 100.00%                                                                              $        290,706,527
                                                                                                           ==================
                                                                                                           ------------------

                                                                                                           ==================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $         50,187,089
Unrealized Depreciation                                 (2,514,981)
                                                  ------------------
Net Unrealized Appreciation (Depreciation)               47,672,108
Cost for federal income tax purposes                    272,691,060


Portfolio Summary (unaudited)
------------------------------------------------- ------------------
Sector                                                      Percent
------------------------------------------------- ------------------
Financial                                                    45.75%
Consumer, Non-cyclical                                       15.15%
Energy                                                       14.46%
Communications                                               10.55%
Industrial                                                    7.38%
Utilities                                                     6.43%
Consumer, Cyclical                                            3.86%
Basic Materials                                               3.75%
Technology                                                    2.87%
Liabilities in Excess of Other Assets, Net                (-10.20%)
                                                  ------------------
TOTAL NET ASSETS                                            100.00%
                                                  ==================





Schedule of Investments
March 31, 2007 (unaudited)
Diversified International Account
                                                                      Shares
                                                                        Held                             Value
                                                                     --- ----------------- ------------------
COMMON STOCKS (98.46%)
Advanced Materials & Products (0.00%)
Neo Material Technologies Inc (a)                                       5,700                 $             18,761
                                                                                                  ------------------

Advertising Services (0.40%)
Aegis Group Plc                                                         95,055                              280,580
WPP Group PLC                                                          132,479                            2,007,376
                                                                                                  ------------------
                                                                                               2,287,956
                                                                                                  ------------------
Agricultural Chemicals (0.57%)
Agruim Inc (a)                                                          53,300                            2,047,514
Incitec Pivot Ltd                                                       30,334                            1,214,892
                                                                                                  ------------------
                                                                                               3,262,406
                                                                                                  ------------------
Agricultural Operations (0.07%)
Agricore United                                                          1,353                               19,337
Astra Agro Lestari Tbk PT                                              218,500                              301,709
Kemira GrowHow Oyj                                                       6,390                               86,129
                                                                                                  ------------------
                                                                                                 407,175
                                                                                                  ------------------
Airlines (0.70%)
Air France-KLM                                                          35,756                            1,631,157
Deutsche Lufthansa AG                                                   62,820                            1,706,887
Jazz Air Income Fund                                                     3,951                               28,028
Korean Air Lines Co Ltd                                                  6,850                              267,578
Thai Airways International Public Ltd (a)(b)                           108,900                              136,086
Turk Hava Yollari Anonium Orkakligi (a)                                 41,694                              209,668
                                                                                                  ------------------
                                                                                               3,979,404
                                                                                                  ------------------
Airport Development & Maintenance (0.02%)
Grupo Aeroportuario ADR (a)                                              4,420                              119,826
                                                                                                  ------------------

Apparel Manufacturers (0.07%)
China Ting Group Holdings Ltd                                           90,000                               32,252
Sanei-International Co Ltd                                               1,400                               53,343
Valentino Fashion Group SpA                                              1,930                               78,016
Youngone Corp                                                           43,960                              231,996
                                                                                                  ------------------
                                                                                                 395,607
                                                                                                  ------------------
Appliances (0.02%)
AFG Arboinia - Forster Holding                                              69                               35,206
Schulthess Group                                                            69                               79,269
                                                                                                  ------------------
                                                                                                 114,475
                                                                                                  ------------------
Applications Software (0.35%)
FUJI SOFT INC                                                           37,800                            1,125,917
Infosys Technologies Ltd ADR                                             9,594                              482,099
Infosys Technologies Ltd                                                 1,068                               49,601
Micro Focus International PLC                                            4,470                               20,055
NSD CO LTD                                                               2,800                               43,340
SimCorp A/S                                                                220                               44,649

Applications Software
Tata Consultancy Services Ltd                                            7,361                              208,958
                                                                                                  ------------------
                                                                                               1,974,619
                                                                                                  ------------------
Audio & Video Products (0.03%)
Alpine Electronics Inc                                                   3,600                               64,766
Canon Electronics Inc                                                    2,794                               91,047
D&M Holdings Inc                                                         8,462                               32,745
                                                                                                  ------------------
                                                                                                 188,558
                                                                                                  ------------------
Auto - Car & Light Trucks (2.15%)
Denway Motors Ltd                                                      870,000                              379,689
Fiat SpA                                                                90,438                            2,279,706
Hyundai Motor Co                                                         2,391                              167,990
Ssangyong Motor Co (a)                                                   3,722                               24,330
Suzuki Motor Corp (c)                                                   55,000                            1,428,208
Toyota Motor Corp                                                      124,833                            7,998,041
                                                                                                  ------------------
                                                                                              12,277,964
                                                                                                  ------------------
Auto - Medium & Heavy Duty Trucks (0.05%)
Mahindra & Mahindra Ltd                                                 15,302                              274,742
                                                                                                  ------------------

Auto/Truck Parts & Equipment - Original (0.61%)
Aisin Seiki Co Ltd                                                      27,778                              973,550
Brembo SpA                                                               3,348                               45,171
Denso Corp                                                              52,800                            1,962,526
FCC Co Ltd                                                               1,803                               41,158
Futaba Industrial Co Ltd (c)                                             4,987                              121,036
Nippon Seiki Co Ltd                                                      2,512                               58,728
Nissin Kogyo Co Ltd                                                      4,041                               99,105
Pacific Industrial Co Ltd                                                2,000                               13,408
Riken Corp                                                               4,000                               25,458
UMW Holdings Bhd                                                        48,688                              152,084
                                                                                                  ------------------
                                                                                               3,492,224
                                                                                                  ------------------
Beverages - Non-Alcoholic (0.01%)
Britvic PLC                                                              5,559                               36,482
                                                                                                  ------------------

Beverages - Wine & Spirits (0.05%)
United Spirits Ltd GDR                                                  11,600                              111,049
United Spirits Ltd                                                      10,226                              195,792
                                                                                                  ------------------
                                                                                                 306,841
                                                                                                  ------------------
Brewery (0.98%)
Carlsberg A/S                                                           17,605                            1,915,868
Compania Cervecerias Unidas SA                                          22,492                              140,458
Greene King Plc                                                         11,255                              244,294
InBev NV                                                                44,726                            3,229,325
Marston's PLC                                                            9,461                               82,197
                                                                                                  ------------------
                                                                                               5,612,142
                                                                                                  ------------------
Broadcasting Services & Programming (0.09%)
Grupo Televisa SA ADR (c)                                               15,977                              476,114
Vislink PLC                                                             12,363                               23,599
                                                                                                  ------------------
                                                                                                 499,713
                                                                                                  ------------------
Building - Heavy Construction (1.96%)
ACS Actividades de Construccion y Servicios SA                          59,567                            3,616,559
Fomento de Construcciones y Contratas SA                                26,355                            2,709,116
Keangnam Enterprises Ltd                                                 1,048                               26,735
Lemminkainen Oyj                                                           159                                9,664
Maeda Road Construction Co Ltd                                           4,561                               35,996
Severfield-Rowen PLC                                                     1,713                               62,193
Trevi Finanziaria SpA                                                    3,106                               42,861
Building - Heavy Construction
Veidekke ASA                                                               898                               50,822
Vinci SA                                                                27,195                            4,214,809
YTL Corp Bhd                                                           192,500                              381,381
                                                                                                  ------------------
                                                                                              11,150,136
                                                                                                  ------------------
Building - Maintenance & Service (0.02%)
Babcock International Group                                             14,775                              116,300
                                                                                                  ------------------

Building - Mobile Home & Manufactured Housing (0.00%)
Fleetwood Corp Ltd                                                       1,775                               12,897
                                                                                                  ------------------

Building - Residential & Commercial (0.18%)
Barratt Developments PLC                                                 5,724                              124,467
Corp GEO SAB de CV (a)                                                  37,500                              217,426
Haseko Corp (a)                                                         24,000                               87,576
Kaufman & Broad SA                                                         816                               61,293
Persimmon PLC                                                           11,632                              321,833
Tecnisa SA (a)                                                          43,603                              227,507
                                                                                                  ------------------
                                                                                               1,040,102
                                                                                                  ------------------
Building & Construction - Miscellaneous (1.33%)
Abengoa SA (c)                                                           3,021                              125,184
Boskalis Westminster                                                       113                               11,246
Bouygues SA                                                             33,226                            2,567,659
Cosco International Holdings Ltd                                       106,000                               55,757
Eiffage SA (c)                                                             921                              134,719
Galliford Try PLC                                                       17,703                               59,571
JM AB                                                                   52,612                            1,812,050
Kolon Engineering & Construction Co Ltd                                  3,290                               54,204
Leighton Holdings Ltd                                                   86,196                            2,337,727
Murray & Roberts Holdings Ltd                                           53,079                              409,443
                                                                                                  ------------------
                                                                                               7,567,560
                                                                                                  ------------------
Building & Construction Products - Miscellaneous (0.35%)
Bauer AG (a)                                                               919                               57,883
Geberit AG                                                                 117                              180,052
Kingspan Group PLC                                                      57,198                            1,516,692
Nichias Corp                                                             9,000                               77,673
Rockwool International A/S                                                 310                               64,526
Sika AG                                                                     45                               76,472
                                                                                                  ------------------
                                                                                               1,973,298
                                                                                                  ------------------
Building Products - Air & Heating (0.01%)
Belimo Holding AG                                                           10                               10,575
Nibe Industrier AB                                                       1,400                               22,806
                                                                                                  ------------------
                                                                                                  33,381
                                                                                                  ------------------
Building Products - Cement & Aggregate (1.10%)
Adelaide Brighton Ltd                                                   15,223                               42,247
Buzzi Unicem SpA                                                         3,554                              108,055
Cementir SpA                                                             3,333                               42,275
Cemex SAB de CV (a)                                                    176,366                              579,033
Hanson PLC                                                               7,184                              115,570
Holcim Ltd                                                              24,581                            2,461,842
Italmobiliare SpA                                                          314                               36,325
Lafarge SA                                                              18,381                            2,889,779
                                                                                                  ------------------
                                                                                               6,275,126
                                                                                                  ------------------
Cable TV (0.21%)
Cogeco Cable Inc                                                        33,400                            1,196,267
                                                                                                  ------------------


Capacitors (0.63%)
Mitsumi Electric Co Ltd (c)                                            108,703                            3,597,604
                                                                                                  ------------------

Casino Hotels (0.05%)
Genting Bhd                                                             26,159                              300,743
                                                                                                  ------------------

Cellular Telecommunications (2.26%)
America Movil SA de CV ADR                                              24,229                            1,157,904
China Mobile Ltd                                                       271,814                            2,471,669
Cosmote Mobile Telecommunications SA                                    31,505                              943,563
Drillisch AG                                                             2,334                               24,693
Mobile Telesystems OJSC ADR                                             10,138                              567,323
MTI Ltd                                                                      5                                8,656
Okinawa Cellular Telephone Co                                                8                               25,323
Partner Communications                                                  17,809                              261,738
SK Telecom Co Ltd                                                          995                              202,532
Vodafone Group PLC                                                   2,705,401                            7,213,764
                                                                                                  ------------------
                                                                                              12,877,165
                                                                                                  ------------------
Chemicals - Diversified (1.86%)
Akzo Nobel NV                                                           30,228                            2,295,598
Arkema (a)                                                                 849                               48,677
Bayer AG                                                                61,331                            3,915,372
C Uyemura & Co Ltd                                                         254                               16,554
Fujimi Inc                                                               1,300                               40,487
K+S AG                                                                     644                               70,801
Lanxess AG                                                               3,879                              199,653
Mitsubishi Gas Chemical Co Inc                                         183,431                            1,758,970
Nan Ya Plastics Corp                                                   194,260                              363,959
Neochimiki LV Lavrentiadis SA                                            1,216                               33,787
Sakai Chemical Industry Co Ltd                                          10,000                               72,047
Shin-Etsu Chemical Co Ltd                                               25,000                            1,525,373
Sumitomo Seika Chemicals Co Ltd                                          2,977                               16,952
Tokuyama Corp                                                            6,000                              104,888
Wacker Chemie AG                                                           948                              164,819
                                                                                                  ------------------
                                                                                              10,627,937
                                                                                                  ------------------
Chemicals - Fibers (0.01%)
Han Kuk Carbon Co Ltd                                                    4,130                               37,182
                                                                                                  ------------------

Chemicals - Other (0.03%)
H&R WASAG AG                                                               933                               43,248
Kingboard Chemical Holdings Ltd                                         28,500                              119,822
                                                                                                  ------------------
                                                                                                 163,070
                                                                                                  ------------------
Chemicals - Specialty (0.35%)
Gurit Holding AG                                                            11                               11,044
Rhodia SA (a)                                                           37,928                              139,331
Umicore                                                                 10,285                            1,828,683
                                                                                                  ------------------
                                                                                               1,979,058
                                                                                                  ------------------
Circuit Boards (0.32%)
Ibiden Co Ltd                                                           35,100                            1,819,934
                                                                                                  ------------------

Coal (0.02%)
China Shenhua Energy Co Ltd                                             55,000                              133,039
                                                                                                  ------------------

Coatings & Paint (0.01%)
Nippon Paint Co Ltd                                                      6,000                               33,758
                                                                                                  ------------------


Commercial Banks (15.63%)
Aichi Bank Ltd/The                                                         100                               11,007
Allied Irish Banks PLC                                                  24,153                              714,662
Allied Irish Banks PLC                                                  73,551                            2,181,210
Aozora Bank Ltd                                                        342,780                            1,242,083
Australia & New Zealand Banking Group Ltd                              178,413                            4,287,317
Banca Lombarda e Piemontese SpA                                          5,752                              142,073
Banca Popolare Italiana Scrl (a)                                        16,115                              251,868
Banco Bilbao Vizcaya Argentaria SA (c)                                 200,849                            4,931,411
Banco di Desio e della Brianza SpA                                       2,771                               35,813
Banco Espirito Santo SA                                                  8,690                              165,885
Banco Popolare di Verona e Novara Scrl (c)                              58,229                            1,808,499
Banco Santander Central Hispano SA                                     370,975                            6,620,748
Banco Santander Chile SA ADR                                             4,555                              227,158
Banif SGPS SA                                                            1,392                               10,432
Bank Millennium SA                                                      77,696                              300,348
Bank of East Asia Ltd                                                  273,800                            1,592,655
Bank of Iwate Ltd/The                                                      433                               25,060
Bank of Nagoya Ltd/The                                                   7,323                               43,873
Bank Pekao SA                                                            2,707                              240,803
Bank Rakyat Indonesia                                                1,030,500                              570,304
Barclays PLC                                                           357,378                            5,070,538
BNP Paribas                                                             47,128                            4,922,505
Bumiputra-Commerce Holdings Bhd                                        121,900                              350,804
Canadian Imperial Bank of Commerce (a)(c)                               26,500                            2,299,727
Canadian Western Bank                                                    3,000                               66,029
China Construction Bank Corp                                         1,371,000                              784,331
China Merchants Bank Co Ltd (a)                                        112,000                              225,907
Daegu Bank                                                               6,626                              120,434
Daito Bank Ltd/The                                                       5,279                                7,795
DBS Group Holdings Ltd                                                 167,000                            2,355,601
Deutsche Bank AG                                                        35,943                            4,837,918
Deutsche Postbank AG                                                     3,327                              288,883
FirstRand Ltd                                                          124,739                              422,990
Fortis                                                                  21,700                              990,804
Fortis                                                                  48,514                            2,215,757
HBOS PLC                                                               188,844                            3,890,817
Higashi-Nippon Bank Ltd/The                                              2,561                               12,822
HSBC Holdings PLC                                                      158,835                            2,780,246
Industrial and Commercial Bank of China                                 36,552                               79,995
Julius Baer Holding AG                                                   1,880                              256,515
Kagoshima Bank Ltd/The                                                   2,889                               21,035
KBC Groep NV                                                            17,728                            2,205,018
Keiyo Bank Ltd/The                                                      12,463                               80,802
Kookmin Bank                                                             7,843                              703,603
Mizrahi Tefahot Bank Ltd                                                23,917                              176,875
Musashino Bank Ltd/The                                                     638                               34,163
Nordea Bank AB                                                         156,400                            2,497,365
Oita Bank Ltd/The                                                        2,970                               21,448
Oversea-Chinese Banking Corp                                           469,000                            2,782,190
Piraeus Bank SA                                                         49,310                            1,712,633
PT Bank Central Asia Tbk                                               341,000                              190,586
Raiffeisen International Bank Holding AS                                 2,815                              396,271
Ringkjoebing Landbobank A/S                                                 65                               12,528
Royal Bank of Canada (a)(c)                                            102,400                            5,100,043
Royal Bank of Scotland Group PLC                                       168,511                            6,579,015
San-In Godo Bank Ltd/The                                                 1,422                               13,467
Sberank RF GDR (a)                                                       2,236                              797,134
Sberbank                                                                    59                              210,335
Shizuoka Bank Ltd/The                                                  103,000                            1,096,954
Commercial Banks
Siam Commercial Bank Public (a)(b)                                      82,000                              159,269
Sparebanken Midt-Norge                                                   1,803                               23,582
Standard Bank Group Ltd                                                 46,204                              680,211
Sumitomo Mitsui Financial Group Inc                                        186                            1,688,900
Sumitomo Trust & Banking Co Ltd/The                                    265,000                            2,763,790
Swedbank AB                                                             39,900                            1,397,083
Sydbank A/S                                                              4,900                              263,547
Tokushima Bank Ltd/The                                                   1,265                                8,813
Tokyo Tomin Bank Ltd/The                                                 1,000                               38,357
Wing Hang Bank Ltd                                                       6,464                               79,585
Wing Lung Bank                                                           1,400                               15,445
                                                                                                  ------------------
                                                                                              89,133,674
                                                                                                  ------------------
Commercial Services (0.05%)
Aggreko Plc                                                             27,678                              276,688
Daiseki Co Ltd                                                             679                               13,310
ITE Group PLC                                                            2,130                                6,570
                                                                                                  ------------------
                                                                                                 296,568
                                                                                                  ------------------
Computer Services (0.04%)
Alten (a)                                                                1,908                               71,876
Indra Sistemas SA (c)                                                    5,231                              131,860
Sonda SA (a)                                                             4,206                                5,315
                                                                                                  ------------------
                                                                                                 209,051
                                                                                                  ------------------
Computers (0.07%)
Quanta Computer Inc                                                    163,000                              248,746
Wincor Nixdorf AG                                                        1,460                              136,133
                                                                                                  ------------------
                                                                                                 384,879
                                                                                                  ------------------
Computers - Integrated Systems (0.00%)
Information Services International-Dentsa Ltd                            1,427                               14,968
                                                                                                  ------------------

Computers - Peripheral Equipment (0.05%)
AmTRAN Technology Co Ltd (a)                                           159,000                              142,462
Logitech International SA (a)                                            4,287                              119,069
                                                                                                  ------------------
                                                                                                 261,531
                                                                                                  ------------------
Consulting Services (0.03%)
Groupe Steria SCA                                                          391                               25,599
Poyry Oyj                                                                1,147                               21,145
Savills PLC                                                              9,966                              129,828
                                                                                                  ------------------
                                                                                                 176,572
                                                                                                  ------------------
Containers - Paper & Plastic (0.00%)
FP Corp                                                                    364                               12,757
                                                                                                  ------------------

Cosmetics & Toiletries (0.37%)
Beiersdorf AG                                                           28,703                            1,961,615
LG Household & Health Care Ltd                                             764                               94,201
Pigeon Corp                                                              2,200                               37,805
                                                                                                  ------------------
                                                                                               2,093,621
                                                                                                  ------------------
Data Processing & Management (0.01%)
Tran Cosmos Inc (c)                                                      3,100                               63,268
                                                                                                  ------------------

Diagnostic Equipment (0.01%)
Draegerwerk AG                                                             413                               38,410
                                                                                                  ------------------

Direct Marketing (0.01%)
Moshi Moshi Hotline Inc                                                    911                               42,210
                                                                                                  ------------------


Distribution & Wholesale (0.51%)
Diploma Plc                                                                679                               12,012
Esprit Holdings Ltd                                                    211,500                            2,480,831
IMS-Intl Metal Service                                                     933                               32,031
Inabata & Co Ltd                                                         2,325                               18,685
Inchcape Plc                                                            21,963                              246,569
MARR SpA                                                                 4,624                               50,651
Matsuda Sangyo Co Ltd (c)                                                1,344                               33,931
Sinanen Co Ltd                                                           1,000                                5,083
Tat Hong Holdings Ltd                                                   22,000                               20,011
                                                                                                  ------------------
                                                                                               2,899,804
                                                                                                  ------------------
Diversified Financial Services (0.62%)
Acta Holding ASA                                                        17,992                              100,049
Challenger Financial Services Group Ltd                                 21,564                               83,224
First Financial Holding Co Ltd                                         200,000                              140,215
Indiabulls Financial Services Ltd                                       14,990                              144,020
Investec Ltd                                                            18,649                              239,845
Mega Financial Holding Co Ltd                                          494,000                              322,447
Shin Kong Financial Holding Co Ltd                                     271,411                              240,720
Shinhan Financial Group Co Ltd                                           8,604                              493,852
Woori Finance Holdings Co Ltd                                           72,780                            1,759,933
                                                                                                  ------------------
                                                                                               3,524,305
                                                                                                  ------------------
Diversified Manufacturing Operations (0.80%)
Aalberts Industries NV                                                     693                               68,449
Charter PLC (a)                                                         10,035                              175,258
Senior PLC                                                              10,733                               17,055
Siemens AG                                                              39,433                            4,214,636
SKC Co Ltd                                                               3,730                               81,673
                                                                                                  ------------------
                                                                                               4,557,071
                                                                                                  ------------------
Diversified Minerals (2.37%)
Antofagasta PLC                                                         44,770                              456,140
BHP Billiton PLC                                                       189,238                            4,219,192
Independence Group NL                                                    4,730                               19,020
Ludin Mining Corp (a)                                                   10,233                              113,897
Nittetsu Mining Co Ltd                                                   7,860                               65,233
Paladin Resources Ltd (a)(c)                                           377,748                            2,973,840
Tek Cominco Limited (a)                                                 23,509                            1,639,012
Xstrata PLC                                                             77,863                            4,002,168
                                                                                                  ------------------
                                                                                              13,488,502
                                                                                                  ------------------
Diversified Operations (0.24%)
Alfa SAB de CV                                                          26,338                              192,222
Altri SGPS SA                                                            6,055                               45,862
B&B Tools AB                                                             1,117                               34,232
Barloworld Ltd                                                           8,815                              219,934
Citic Pacific Ltd                                                       72,000                              266,308
Eriks Group NV                                                             230                               18,143
Grupo Carso SA de CV                                                    49,000                              180,672
GS Holdings Corp                                                         7,910                              310,246
Hunting Plc                                                              7,456                              110,922
Kardan NV (a)                                                              830                               12,418
Kendrion NV (a)                                                          2,421                                6,921
                                                                                                  ------------------
                                                                                               1,397,880
                                                                                                  ------------------
Electric - Distribution (0.01%)
DUET Group                                                              10,732                               28,481
SP AusNet                                                               37,507                               43,093
                                                                                                  ------------------
                                                                                                  71,574
                                                                                                  ------------------

Electric - Generation (0.13%)
CEZ                                                                      2,172                               97,480
China Power International Development Ltd                              506,000                              245,439
China Resources Power Holdings Co                                      170,000                              260,652
Glow Energy PCL (b)                                                    134,422                              122,865
                                                                                                  ------------------
                                                                                                 726,436
                                                                                                  ------------------
Electric - Integrated (2.49%)
ASM                                                                     16,297                              105,314
Cia Paranaense de Energia (a)                                        20,384,660                             237,457
E.ON AG                                                                 39,390                            5,326,087
Fortis Inc                                                               2,900                               70,359
Hokkaido Electric Power Co Inc                                          56,400                            1,498,065
International Power PLC                                                404,589                            3,156,808
Korea Electric Power Corp                                                5,670                              226,306
RWE AG                                                                  26,663                            2,820,916
Unified Energy System                                                    4,200                              572,193
Union Fenosa SA (c)                                                      3,328                              179,472
                                                                                                  ------------------
                                                                                              14,192,977
                                                                                                  ------------------
Electric - Transmission (0.70%)
National Grid PLC                                                      244,576                            3,838,270
Red Electrica de Espana (c)                                              3,303                              155,622
                                                                                                  ------------------
                                                                                               3,993,892
                                                                                                  ------------------
Electric Products - Miscellaneous (0.31%)
Casio Computer Co Ltd                                                   66,900                            1,464,715
LG Electronics Inc                                                       4,711                              321,478
Solar Holdings A/S                                                          64                                8,261
                                                                                                  ------------------
                                                                                               1,794,454
                                                                                                  ------------------
Electronic Components - Miscellaneous (0.19%)
AAC Acoustic Technology Holdings Inc (a)                                86,000                               81,559
Chemring Group PLC                                                       2,727                               99,652
HON HAI Precision Industry Co Ltd                                      109,228                              732,764
Nihon Dempa Kogyo Co Ltd                                                 1,000                               49,219
Nissin Electric Co Ltd                                                   4,000                               16,022
Star Micronics Co Ltd                                                    5,316                              114,810
Telecomunicaciones y Energia (a)                                           477                                8,169
                                                                                                  ------------------
                                                                                               1,102,195
                                                                                                  ------------------
Electronic Components - Semiconductors (0.41%)
Hynix Semiconductor Inc (a)                                             11,867                              408,685
MediaTek Inc                                                            16,090                              184,764
Nihon Aim Co Ltd (b)(c)                                                     12                               23,625
Samsung Electronics Co Ltd                                               2,426                            1,451,784
Sonix Technology Co Ltd                                                103,000                              293,823
                                                                                                  ------------------
                                                                                               2,362,681
                                                                                                  ------------------
Electronic Measurement Instruments (0.29%)
ESPEC Corp                                                                 900                               11,357
Halma PLC                                                              372,367                            1,613,905
Micronics Japan Co Ltd                                                     600                               19,297
Sartorius AG                                                               186                               10,933
                                                                                                  ------------------
                                                                                               1,655,492
                                                                                                  ------------------
Electronic Parts Distribution (0.01%)
Kuroda Electric Co Ltd                                                   1,800                               23,661
Marubun Corp                                                               600                                8,274
                                                                                                  ------------------
                                                                                                  31,935
                                                                                                  ------------------
Energy - Alternate Sources (0.16%)
Renewable Energy Corp AS (a)                                            39,155                              885,743

Energy - Alternate Sources
Sechilienne SA                                                             186                               10,997
                                                                                                  ------------------
                                                                                                 896,740
                                                                                                  ------------------
Engineering - Research & Development Services (0.93%)
ABB Ltd                                                                192,896                            3,301,845
Arcadis NV                                                               1,170                               75,021
Bradken Ltd                                                              9,469                               67,497
Keller Group PLC                                                         4,617                               83,678
Shinko Plantech Co Ltd                                                   3,000                               33,987
WorleyParsons Ltd                                                       77,069                            1,732,889
WSP Group PLC                                                            1,183                               16,226
                                                                                                  ------------------
                                                                                               5,311,143
                                                                                                  ------------------
Enterprise Software & Services (0.24%)
Axon Group Plc                                                           3,342                               42,616
Nomura Research Institute Ltd                                           43,000                            1,266,208
Software AG                                                                679                               58,051
                                                                                                  ------------------
                                                                                               1,366,875
                                                                                                  ------------------
E-Services - Consulting (0.02%)
Ementor ASA (a)                                                         11,974                              104,900
Macromill Inc                                                                7                               17,702
                                                                                                  ------------------
                                                                                                 122,602
                                                                                                  ------------------
Feminine Health Care Products (0.02%)
Hengan International Group Co Ltd (c)                                   35,401                              103,754
                                                                                                  ------------------

Filtration & Separation Products (0.05%)
Alfa Laval AB                                                            5,081                              263,408
                                                                                                  ------------------

Finance - Investment Banker & Broker (1.80%)
Babcock & Brown Ltd                                                      9,712                              215,859
Bolsas y Mercados Espanoles                                              2,150                              105,376
Canaccord Capital Inc                                                    4,000                               76,639
Credit Suisse Group                                                     77,693                            5,575,303
HQ AB                                                                      233                               11,045
Macquarie Bank Ltd                                                      37,930                            2,539,530
President Securities Corp                                              202,000                              104,382
Takagi Securities Co Ltd                                                 6,006                               26,809
UBS AG                                                                  26,732                            1,588,323
                                                                                                  ------------------
                                                                                              10,243,266
                                                                                                  ------------------
Finance - Leasing Company (0.94%)
Banca Italease SpA                                                      27,778                            1,779,285
ORIX Corp                                                               13,762                            3,585,314
                                                                                                  ------------------
                                                                                               5,364,599
                                                                                                  ------------------
Finance - Other Services (1.64%)
Deutsche Boerse AG                                                      19,686                            4,522,108
Grupo Financiero Banorte SAB de CV                                     149,700                              709,289
Intermediate Capital Group PLC                                           4,557                              175,224
Intrum Justitia AB                                                       5,200                               70,001
Man Group Plc                                                          353,725                            3,863,222
                                                                                                  ------------------
                                                                                               9,339,844
                                                                                                  ------------------
Fisheries (0.26%)
Cermaq ASA                                                              70,087                            1,314,499
Nippon Suisan Kaisha Ltd                                                20,600                              134,781
Pescanova SA                                                               199                                8,166
                                                                                                  ------------------
                                                                                               1,457,446
                                                                                                  ------------------

Food - Catering (0.05%)
Sodexho Alliance SA                                                      3,539                              259,117
                                                                                                  ------------------

Food - Confectionery (0.03%)
Barry Callebaut AG (a)                                                     113                               84,066
Lindt & Spruengli AG                                                         3                               85,335
                                                                                                  ------------------
                                                                                                 169,401
                                                                                                  ------------------
Food - Dairy Products (0.51%)
Meiji Dairies Corp                                                     259,607                            2,037,818
Morinaga Milk Industry Co Ltd                                           19,000                               93,678
Robert Wiseman Dairies Plc                                               2,440                               22,039
Vivartia SA                                                                991                               21,552
Wimm-Bill-Dann Foods OJSC ADR (c)                                        4,336                              346,273
Yakult Honsha Co Ltd (c)                                                14,165                              361,818
                                                                                                  ------------------
                                                                                               2,883,178
                                                                                                  ------------------
Food - Meat Products (0.01%)
Hk-Ruokatalo Oyj                                                         1,519                               32,872
                                                                                                  ------------------

Food - Miscellaneous/Diversified (1.97%)
Biomar Holding A/S                                                         400                               23,020
Bonduelle S.C.A.                                                           303                               34,963
Cranswick Plc                                                              552                               10,211
Groupe Danone                                                           24,548                            4,010,500
Iaws Group Plc                                                           4,158                               96,647
Nestle SA                                                               17,201                            6,699,069
Nichirei Corp                                                           20,000                              116,938
Tiger Brands Ltd                                                         7,254                              176,988
Viscofan SA                                                              3,220                               72,651
                                                                                                  ------------------
                                                                                              11,240,987
                                                                                                  ------------------
Food - Retail (0.93%)
Colruyt SA                                                                 496                              113,507
Metro Inc                                                                2,600                               82,200
Migros Turk TAS                                                         13,868                              178,331
Shoprite Holdings Ltd                                                   69,162                              264,559
WM Morrison Supermarkets PLC                                           297,624                            1,808,281
Woolworths Ltd                                                         129,369                            2,846,047
                                                                                                  ------------------
                                                                                               5,292,925
                                                                                                  ------------------
Food - Wholesale & Distribution (0.03%)
Olam International Ltd                                                  36,000                               72,610
Sligro Food Group NV                                                       973                               75,218
                                                                                                  ------------------
                                                                                                 147,828
                                                                                                  ------------------
Footwear & Related Apparel (0.02%)
Geox SpA                                                                 2,470                               43,059
Prime Success International Group                                       66,704                               72,138
                                                                                                  ------------------
                                                                                                 115,197
                                                                                                  ------------------
Gas - Distribution (0.48%)
Centrica PLC                                                           315,743                            2,401,454
Korea Gas Corp                                                           8,620                              342,674
                                                                                                  ------------------
                                                                                               2,744,128
                                                                                                  ------------------
Gold Mining (0.02%)
Inmet Mining Corp                                                        2,108                              115,945
                                                                                                  ------------------

Hazardous Waste Disposal (0.01%)
Transpacific Industries Group Ltd (c)                                    5,638                               49,221
                                                                                                  ------------------


Home Decoration Products (0.01%)
Hunter Douglas NV                                                          786                               69,298
                                                                                                  ------------------

Home Furnishings (0.04%)
Lewis Group Ltd                                                         18,623                              175,846
Nobia AB                                                                 1,700                               69,628
                                                                                                  ------------------
                                                                                                 245,474
                                                                                                  ------------------
Hotels & Motels (0.04%)
Millennium & Copthorne Hotels PLC                                        7,915                              105,913
Sol Melia SA                                                             5,611                              134,918
                                                                                                  ------------------
                                                                                                 240,831
                                                                                                  ------------------
Human Resources (0.34%)
Michael Page International Plc                                         178,704                            1,883,149
Robert Walters Plc                                                       6,377                               40,094
                                                                                                  ------------------
                                                                                               1,923,243
                                                                                                  ------------------
Import & Export (1.12%)
Itochu Corp                                                            247,000                            2,448,201
Sumitomo Corp                                                          219,600                            3,950,713
                                                                                                  ------------------
                                                                                               6,398,914
                                                                                                  ------------------
Independent Power Producer (0.00%)
YTL Power International                                                 11,003                                7,383
                                                                                                  ------------------

Industrial Audio & Video Products (0.01%)
EVS Broadcast Equipment SA                                                 548                               34,933
                                                                                                  ------------------

Industrial Gases (0.03%)
Air Water Inc (c)                                                        7,000                               85,955
Taiyo Nippon Sanso Corp                                                 10,000                               90,292
                                                                                                  ------------------
                                                                                                 176,247
                                                                                                  ------------------
Instruments - Controls (0.02%)
Rotork Plc                                                               6,799                              113,390
                                                                                                  ------------------

Insurance Brokers (0.01%)
April Group                                                                626                               32,747
                                                                                                  ------------------

Internet Content - Information & News (0.01%)
Iress Market Technology Ltd                                              6,898                               45,263
Seek Ltd                                                                 5,006                               29,163
                                                                                                  ------------------
                                                                                                  74,426
                                                                                                  ------------------
Investment Companies (0.29%)
ABG Sundal Collier ASA                                                  11,419                               26,489
Arques Industries AG                                                     5,198                              125,334
Bure Equity AB (a)                                                      13,112                                6,648
Hastings Diversified Utilities Fund                                      3,212                                8,394
Macquarie Infrastructure Group                                         474,823                            1,475,250
                                                                                                  ------------------
                                                                                               1,642,115
                                                                                                  ------------------
Investment Management & Advisory Services (0.11%)
AGF Management Ltd                                                       4,528                              134,722
Henderson Group PLC                                                     19,700                               56,793
Kenedix Inc                                                                 37                              189,019
MFS Ltd                                                                 27,891                              119,603
Risa Partners Inc                                                           32                               94,501
Secured Capital Japan Co Ltd                                                 9                               23,218
Simplex Investment Advisors Inc                                             27                               29,786
                                                                                                  ------------------
                                                                                                 647,642
                                                                                                  ------------------

Leisure & Recreation Products (0.00%)
Beneteau SA                                                                176                               21,160
                                                                                                  ------------------

Life & Health Insurance (0.24%)
Cathay Financial Holding Co Ltd                                         71,971                              149,414
China Life Insurance Co Ltd                                            118,000                              339,042
Resolution Plc                                                          16,952                              206,992
Sanlam Ltd                                                             209,506                              577,589
Swiss Life Holding (a)                                                     426                              106,925
                                                                                                  ------------------
                                                                                               1,379,962
                                                                                                  ------------------
Lighting Products & Systems (0.01%)
Zumtobel AG (a)                                                          1,162                               39,272
                                                                                                  ------------------

Lottery Services (0.01%)
Intralot SA-Integrated Lottery Systems                                   2,410                               72,951
                                                                                                  ------------------

Machinery - Construction & Mining (0.73%)
Aichi Corp                                                               4,473                               41,944
Danieli & Co SpA                                                         1,342                               31,516
Duro Felguera SA                                                         5,077                               61,988
Hitachi Construction Machinery Co Ltd                                   43,300                            1,172,157
Komatsu Ltd                                                            134,700                            2,834,827
Palfinger AG                                                               150                               23,244
                                                                                                  ------------------
                                                                                               4,165,676
                                                                                                  ------------------
Machinery - Electrical (0.04%)
Konecranes Oyj                                                           7,081                              237,424
                                                                                                  ------------------

Machinery - General Industry (1.31%)
Biesse SpA                                                               1,146                               33,848
Burckhardt Compression Holding AG (a)                                      105                               17,239
Deutz AG (a)                                                             1,595                               23,906
Frigoglass SA                                                            1,058                               25,016
Haulotte Group                                                           3,959                              126,874
Industrias CH SA (a)                                                    53,585                              225,976
MAN AG                                                                  39,601                            4,602,368
Miyachi Corp                                                             1,400                               23,939
MMI Holding Ltd                                                         97,423                              107,238
Sintokogio Ltd                                                           4,441                               63,879
Sumitomo Heavy Industries Ltd                                          225,000                            2,241,599
                                                                                                  ------------------
                                                                                               7,491,882
                                                                                                  ------------------
Machinery Tools & Related Products (0.30%)
Gildemeister AG                                                          4,209                               72,081
Mori Seiki Co Ltd                                                       67,600                            1,609,114
Schweiter Technologies AG                                                   23                                7,344
                                                                                                  ------------------
                                                                                               1,688,539
                                                                                                  ------------------
Medical - Biomedical/Gene (0.01%)
Intercell AG (a)                                                         1,240                               40,583
                                                                                                  ------------------

Medical - Drugs (3.69%)
Actelion Ltd (a)                                                         8,255                            1,924,231
AstraZeneca PLC                                                         77,407                            4,164,566
Daewoong Pharmaceutical Co Ltd (a)                                         930                               62,771
Dr Reddy's Laboratories Ltd ADR (c)                                     14,676                              241,567
GlaxoSmithKline PLC                                                     61,644                            1,694,643
Kaken Pharmaceutical Co Ltd                                              6,000                               48,829
Kyorin Co Ltd                                                            4,000                               50,815
Nippon Shinyaku Co Ltd                                                   2,558                               21,577

Medical - Drugs
Novartis AG                                                             28,966                            1,661,466
Oriola-KD OYJ                                                            3,428                               14,928
Roche Holding AG                                                        35,431                            6,268,909
Shire PLC                                                               89,058                            1,838,397
Takeda Pharmaceutical Co Ltd                                            46,400                            3,043,720
                                                                                                  ------------------
                                                                                              21,036,419
                                                                                                  ------------------
Medical - Generic Drugs (0.06%)
Sawai Pharmaceutical Co Ltd (c)                                          2,260                               92,441
Teva Pharmaceutical Industries Ltd ADR (c)                               6,875                              257,331
Towa Pharmaceutical Co Ltd                                                 601                               19,074
                                                                                                  ------------------
                                                                                                 368,846
                                                                                                  ------------------
Medical - HMO (0.03%)
Odontoprev SA (a)                                                        8,211                              163,399
                                                                                                  ------------------

Medical - Nursing Homes (0.01%)
Orpea (a)                                                                  668                               65,141
                                                                                                  ------------------

Medical - Wholesale Drug Distribution (0.03%)
Alfresa Holdings Corp                                                    1,564                               99,542
Meda AB                                                                  3,136                               96,557
                                                                                                  ------------------
                                                                                                 196,099
                                                                                                  ------------------
Medical Instruments (0.02%)
Nihon Kohden Corp                                                        4,233                               98,784
                                                                                                  ------------------

Medical Products (0.44%)
Bespak Plc                                                                 616                                9,425
Phonak Holding AG                                                       32,562                            2,492,092
                                                                                                  ------------------
                                                                                               2,501,517
                                                                                                  ------------------
Metal - Aluminum (0.06%)
Aluminium of Greece S.A.I.C.                                             2,349                               45,813
Aluminum Corp of China Ltd                                             226,000                              233,130
Nippon Light Metal Co Ltd                                               22,000                               62,356
                                                                                                  ------------------
                                                                                                 341,299
                                                                                                  ------------------
Metal - Diversified (0.19%)
Anvil Mining Ltd (a)                                                     1,778                               25,226
FNX Mining Co Inc (a)                                                    2,447                               53,624
Kagara Zinc Ltd                                                          4,301                               17,852
KME Group (a)                                                           14,417                               11,555
LionOre Mining International Ltd (a)                                     6,704                              111,608
MMC Norilsk Nickel ADR                                                   3,025                              574,296
Pacific Metals Co Ltd                                                   10,000                              139,596
Sally Malay Mining Ltd (a)                                              34,791                              110,909
Skye Resources Inc (a)                                                   2,727                               30,471
                                                                                                  ------------------
                                                                                               1,075,137
                                                                                                  ------------------
Metal - Iron (0.04%)
Novolipetsk Steel GDR                                                    1,619                               47,615
Novolipetsk Steel (a)(b)(c)                                              5,230                              153,814
                                                                                                  ------------------
                                                                                                 201,429
                                                                                                  ------------------
Metal Processors & Fabrication (0.39%)
Ahresty Corp                                                               900                               24,364
Catcher Technology Co Ltd                                               50,600                              397,558
CFF Recycling                                                              382                               20,473
NSK Ltd                                                                165,000                            1,573,829
NTN Corp                                                                12,344                              106,847
Ryobi Ltd                                                                8,190                               65,956
Taewoong Co Ltd                                                            381                               13,162
Metal Processors & Fabrication
TK Corp                                                                  1,115                               17,777
Tocalo Co Ltd                                                              900                               24,975
                                                                                                  ------------------
                                                                                               2,244,941
                                                                                                  ------------------
Metal Products - Distribution (0.02%)
Daiichi Jitsugyo Co Ltd                                                  2,617                               12,970
Furusato Industries Ltd                                                    944                               15,493
Metka SA                                                                 2,172                               38,821
Sato Shoji Corp                                                          1,022                                9,887
Yamazen Corp                                                             4,681                               34,321
                                                                                                  ------------------
                                                                                                 111,492
                                                                                                  ------------------
Metal Products - Fasteners (0.01%)
Oiles Corp                                                               1,134                               24,876
Unisteel Technology Ltd                                                  5,000                                9,689
                                                                                                  ------------------
                                                                                                  34,565
                                                                                                  ------------------
Mining Services (0.00%)
Major Drilling Group International (a)                                     600                               16,324
                                                                                                  ------------------

Miscellaneous Manufacturers (0.05%)
EganaGoldpfeil Holdings Ltd                                             40,000                               28,156
Mecalux SA                                                               1,268                               62,503
Nippon Pillar Packing Co Ltd                                             3,249                               31,100
Peace Mark Holdings Ltd                                                 60,000                               65,656
Toyo Tanso Co Ltd (c)                                                      789                               81,217
                                                                                                  ------------------
                                                                                                 268,632
                                                                                                  ------------------
Mortgage Banks (0.01%)
Bradford & Bingley PLC                                                   9,682                               86,547
                                                                                                  ------------------

Motion Pictures & Services (0.01%)
Bandai Visual Co Ltd                                                         3                                7,256
Imagi International Holdings Ltd (a)                                    50,000                               27,196
                                                                                                  ------------------
                                                                                                  34,452
                                                                                                  ------------------
Multi-Line Insurance (2.39%)
Allianz SE                                                              28,007                            5,761,602
Alm Brand A/S (a)                                                          925                               62,604
AXA SA (c)                                                             108,047                            4,581,162
Grupo Catalana Occidente SA                                              1,718                               74,357
Porto Seguro SA                                                          5,184                              171,097
Zurich Financial Services AG (c)                                        10,398                            3,001,357
                                                                                                  ------------------
                                                                                              13,652,179
                                                                                                  ------------------
Multimedia (0.95%)
Corus Entertainment - B Shares (a)                                       1,781                               67,954
Informa PLC                                                            105,696                            1,264,600
Vivendi                                                                101,013                            4,104,804
                                                                                                  ------------------
                                                                                               5,437,358
                                                                                                  ------------------
Non-Ferrous Metals (0.10%)
Denison Mines Corp (a)                                                   9,300                              114,065
Energy Metals Corp (a)                                                   1,775                               21,263
Hudbay Minerals (a)                                                      8,480                              149,401
International Nickel Indonesia Tbk PT                                   37,505                              223,386
Korea Zinc Co Ltd                                                          638                               68,154
                                                                                                  ------------------
                                                                                                 576,269
                                                                                                  ------------------
Office Automation & Equipment (1.13%)
Canon Inc                                                               85,660                            4,601,390
Neopost SA                                                              12,795                            1,828,858
                                                                                                  ------------------
                                                                                               6,430,248
                                                                                                  ------------------

Oil - Field Services (1.04%)
Acergy SA (a)                                                           72,200                            1,541,212
Expro International Group                                                4,676                               81,250
Fugro NV                                                                33,372                            1,694,033
John Wood Group PLC                                                    263,501                            1,393,547
Petrofac Ltd                                                           139,379                            1,207,502
                                                                                                  ------------------
                                                                                               5,917,544
                                                                                                  ------------------
Oil & Gas Drilling (0.00%)
CAT Oil AG (a)                                                             650                               20,310
                                                                                                  ------------------

Oil Company - Exploration & Production (1.12%)
AED Oil Ltd (a)(c)                                                       4,302                               17,578
Avenir Diversified Income Trust                                          2,171                               13,840
Bonterra Energy Income Trust                                               245                                5,645
Crescent Point Energy Trust                                              2,863                               45,828
EnCana (a)(c)                                                           51,458                            2,602,986
Harvest Energy Trust (a)                                                42,045                            1,040,473
Niko Resources Ltd                                                         674                               49,004
Oao Gazprom (a)(b)(d)                                                    4,032                              420,336
Oao Gazprom (a)                                                         42,076                            1,754,569
Oil & Natural Gas Corp Ltd                                              11,719                              237,481
Oilexco Inc (a)                                                         20,347                              150,862
Rally Energy Corp (a)                                                    9,093                               43,240
                                                                                                  ------------------
                                                                                               6,381,842
                                                                                                  ------------------
Oil Company - Integrated (4.57%)
BG Group PLC                                                           165,172                            2,382,492
BP PLC                                                                 287,558                            3,123,601
China Petroleum & Chemical Corp                                      1,183,566                            1,001,263
ENI SpA                                                                139,333                            4,534,060
Husky Energy Inc (c)                                                    21,100                            1,474,167
LUKOIL ADR                                                              16,533                            1,425,145
PetroChina Co Ltd                                                      441,219                              523,466
Petroleo Brasileiro SA ADR                                              12,682                            1,261,986
Royal Dutch Shell PLC - A Shares                                        58,741                            1,954,681
Royal Dutch Shell PLC - B Shares                                        48,483                            1,613,333
Sasol Ltd                                                                7,590                              253,244
Total SA                                                                93,189                            6,529,292
                                                                                                  ------------------
                                                                                              26,076,730
                                                                                                  ------------------
Oil Field Machinery & Equipment (0.00%)
Schoeller-Bleckmann Oilfield Equipment                                     563                               29,331
                                                                                                  ------------------

Oil Refining & Marketing (0.45%)
Caltex Australia Ltd                                                    69,557                            1,342,808
Fuchs Petrolub AG                                                          994                               86,774
Parkland Income Fund                                                     1,010                               30,389
Reliance Industries Ltd (d)                                              9,014                              566,079
Thai Oil Public (a)(b)                                                 121,215                              202,544
Tupras Turkiye Petrol Rafinerileri AS                                   14,708                              327,549
                                                                                                  ------------------
                                                                                               2,556,143
                                                                                                  ------------------
Optical Supplies (0.05%)
Cie Generale d'Optique Essilor International SA                          2,416                              277,556
                                                                                                  ------------------

Paper & Related Products (0.03%)
Portucel-Empresa Produtora de Pasta e Papel SA                          11,047                               38,959
Suzano Papel e Celulose SA                                              17,043                              161,306
                                                                                                  ------------------
                                                                                                 200,265
                                                                                                  ------------------

Petrochemicals (0.10%)
Formosa Chemicals & Fibre Corp                                         120,000                              230,267
Honam Petrochemical Corp                                                   470                               40,715
LG Petrochemical Co Ltd                                                 10,220                              301,451
                                                                                                  ------------------
                                                                                                 572,433
                                                                                                  ------------------
Pharmacy Services (0.04%)
Profarma Distribuidora de Produtos Farmacenticos SA (a)                 14,882                              242,700
                                                                                                  ------------------

Photo Equipment & Supplies (0.27%)
Olympus Corp                                                            44,000                            1,504,752
Tamron Co Ltd                                                            1,500                               31,823
                                                                                                  ------------------
                                                                                               1,536,575
                                                                                                  ------------------
Pipelines (0.24%)
Pembina Pipeline Income Fund                                             1,877                               25,785
TransCanada Corp (a)(c)                                                 40,400                            1,342,001
                                                                                                  ------------------
                                                                                               1,367,786
                                                                                                  ------------------
Platinum (0.23%)
Anglo Platinum Ltd                                                       4,304                              679,017
Impala Platinum Holdings Ltd                                            19,448                              611,253
                                                                                                  ------------------
                                                                                               1,290,270
                                                                                                  ------------------
Power Converter & Supply Equipment (0.05%)
Delta Electronics Inc                                                   85,500                              276,457
                                                                                                  ------------------

Printing - Commercial (0.03%)
De La Rue Plc                                                           13,441                              189,116
                                                                                                  ------------------

Property & Casualty Insurance (1.14%)
Admiral Group PLC                                                       56,941                            1,287,467
Beazley Group PLC                                                       37,520                              116,657
Chaucer Holdings PLC                                                    14,670                               27,136
Dongbu Insurance Co Ltd (a)                                             14,980                              425,134
Hiscox Ltd                                                              11,800                               62,521
LIG Non-Life Insurance Co Ltd (a)                                       16,440                              296,193
Novae Group PLC (a)                                                     19,258                               15,064
QBE Insurance Group Ltd                                                167,951                            4,285,948
                                                                                                  ------------------
                                                                                               6,516,120

                                                                                                  ------------------
Public Thoroughfares (0.02%)
Road King Infrastructure                                                66,718                              110,151
                                                                                                  ------------------

Publishing - Periodicals (0.03%)
Centaur Media PLC                                                        2,260                                6,226
United Business Media PLC                                                9,023                              140,804
                                                                                                  ------------------
                                                                                                 147,030
                                                                                                  ------------------
Real Estate Magagement & Services (0.68%)
Aedes SPA                                                                2,163                               19,229
Ardepro Co Ltd (c)                                                         281                              100,868
Arnest One Corp                                                          2,612                               33,492
Atrium Co Ltd                                                            1,369                               39,499
IMMOFINANZ AG (a)                                                       98,539                            1,579,594
IVG Immobilien AG                                                        3,681                              175,742
Kungsleden AB                                                            6,000                              107,837
Nexity                                                                  18,356                            1,564,425
Pierre & Vacances                                                          243                               33,435
Sponda OYJ                                                               5,850                              101,200
Sumitomo Real Estate Sales Co Ltd                                          656                               50,826
Tosei Corp                                                                  28                               30,652

Real Estate Magagement & Services
Wihlborgs Fastigheter AB                                                 1,000                               21,481
                                                                                                  ------------------
                                                                                               3,858,280
                                                                                                  ------------------
Real Estate Operator & Developer (3.13%)
Brookfield Asset Management Inc (a)                                     75,003                            3,920,036
City Developments Ltd                                                  173,000                            1,664,832
Derwent London PLC                                                       1,622                               69,295
FKP Property Group                                                       4,455                               26,313
Ho Bee Investment Ltd                                                   48,000                               71,503
Huaku Construction Corp                                                119,000                              227,629
Huang Hsiang Construction Co                                            77,572                              173,231
Icade (a)                                                                1,117                               82,068
Iguatemi Empresa de Shopping Centers SA (a)                             17,597                              260,500
Indiabulls Real Estate Ltd (a)                                          11,311                               77,718
Intershop Holdings                                                          77                               19,929
Joint Corp                                                              40,604                            1,543,669
Keppel Land Ltd                                                        263,000                            1,646,838
Mapeley Ltd                                                                605                               46,312
Mitsui Fudosan Co Ltd                                                   78,000                            2,290,224
Neo-China Group Holdings Ltd                                           100,000                               13,950
Nihon Eslead Corp                                                          200                                5,193
Norwegian Property ASA (a)                                               3,600                               42,644
Renta Corp Real Estate SA (a)                                            2,534                              122,301
Rodobens Negocios Imobiliarios SA (a)                                   22,025                              208,459
Shenzhen Investment Ltd                                              1,104,000                              563,763
Shoei Co Ltd                                                             1,400                               40,275
Sistema-Hals (a)(b)(c)                                                  23,949                              292,896
Sumitomo Realty & Development Co Ltd                                    41,000                            1,555,244
TK Development (a)                                                       5,700                              113,944
Unite Group Plc                                                          8,738                               89,242
UOL Group Ltd                                                          397,000                            1,334,542
Urban Corp                                                              83,600                            1,228,035
Wheelock Properties S Ltd                                               24,000                               51,254
Wing Tai Holdings Ltd                                                   41,415                               86,807
                                                                                                  ------------------
                                                                                              17,868,646
                                                                                                  ------------------
Recycling (0.02%)
Asahi Pretec Corp                                                        5,178                              130,065
                                                                                                  ------------------

Reinsurance (0.49%)
Swiss Reinsurance                                                       30,421                            2,778,859
                                                                                                  ------------------

REITS - Apartments (0.02%)
Boardwalk Real Estate Investment Trust (a)                               2,600                               99,924
                                                                                                  ------------------

REITS - Diversified (0.83%)
British Land Co PLC                                                     64,126                            1,928,184
Canadian Real Estate Investment Trust                                    2,352                               63,154
Dundee Real Estate Investment Trust                                        823                               28,301
Hammerson PLC                                                           75,247                            2,566,130
Suntec Real Estate Investment Trust                                     35,000                               45,678
Unibail                                                                    298                               90,317
                                                                                                  ------------------
                                                                                               4,721,764
                                                                                                  ------------------
REITS - Office Property (0.01%)
Ascott Residence Trust                                                  12,438                               16,478
Great Portland Estates PLC                                               3,501                               53,462
                                                                                                  ------------------
                                                                                                  69,940
                                                                                                  ------------------
Rental - Auto & Equipment (0.04%)
Cramo Oyj                                                                1,743                               60,538
Rental - Auto & Equipment
Ramirent Oyj                                                             1,181                               94,658
Sixt AG                                                                  1,121                               64,242
                                                                                                  ------------------
                                                                                                 219,438
                                                                                                  ------------------
Retail - Apparel & Shoe (0.47%)
Inditex SA                                                              42,143                            2,619,477
KappAhl Holding AB                                                       7,409                               80,108
                                                                                                  ------------------
                                                                                               2,699,585
                                                                                                  ------------------
Retail - Automobile (0.00%)
Lookers Plc                                                              4,506                               18,089
                                                                                                  ------------------

Retail - Catalog Shopping (0.01%)
N Brown Group PLC (a)                                                    9,198                               58,690
                                                                                                  ------------------

Retail - Consumer Electronics (0.03%)
JB Hi-Fi Ltd                                                             8,180                               50,036
Joshin Denki Co Ltd (c)                                                  7,987                               56,188
K's Holdings Corp                                                        2,100                               55,957
                                                                                                  ------------------
                                                                                                 162,181
                                                                                                  ------------------
Retail - Drug Store (0.00%)
Cosmos Pharmaceutical Corp                                                 300                                6,097
                                                                                                  ------------------

Retail - Hypermarkets (0.01%)
Wumart Stores Inc (a)(b)                                                68,000                               59,876
                                                                                                  ------------------

Retail - Jewelry (0.52%)
Swatch Group AG                                                         11,232                            2,969,411
                                                                                                  ------------------

Retail - Mail Order (0.01%)
Findel PLC                                                               3,577                               48,851
Takkt AG                                                                   353                                6,333
                                                                                                  ------------------
                                                                                                  55,184
                                                                                                  ------------------
Retail - Major Department Store (0.74%)
David Jones Ltd (c)                                                     19,490                               71,751
Grupo Famsa SA (a)                                                      49,300                              274,766
Hyundai Department Store Co Ltd                                          2,779                              233,356
Marks & Spencer Group PLC                                              255,779                            3,405,051
Parkson Retail Group Ltd (c)                                            35,500                              231,714
                                                                                                  ------------------
                                                                                               4,216,638
                                                                                                  ------------------
Retail - Miscellaneous/Diversified (0.13%)
Dufry South America Ltd (a)                                             13,529                              238,956
Izumi Co Ltd (c)                                                         5,336                               99,167
Macintosh Retail Group NV                                                  733                               29,365
Massmart Holdings Ltd                                                   13,547                              157,515
Woolworths Holdings Ltd                                                 80,168                              242,012
                                                                                                  ------------------
                                                                                                 767,015
                                                                                                  ------------------
Retail - Office Supplies (0.00%)
Bechtle AG                                                                 306                                8,895
                                                                                                  ------------------

Retail - Pubs (1.02%)
Mitchells & Butlers PLC                                                115,650                            1,791,065
Punch Taverns PLC                                                      164,087                            4,026,536
                                                                                                  ------------------
                                                                                               5,817,601
                                                                                                  ------------------
Retail - Toy Store (0.01%)
JUMBO SA                                                                 2,264                               70,105
                                                                                                  ------------------

Retail - Video Rental (0.01%)
Geo Corp (c)                                                                37                               75,042
                                                                                                  ------------------

Rubber - Tires (0.38%)
Compagnie Generale des Etablissements Michelin                          19,425                            2,145,186
                                                                                                  ------------------

Rubber & Plastic Products (0.01%)
Semperit AG Holding                                                        276                               12,167
Tokai Rubber Industries Inc                                              1,355                               26,274
                                                                                                  ------------------
                                                                                                  38,441
                                                                                                  ------------------
Satellite Telecommunications (0.03%)
Eutelsat Communications                                                  8,081                              182,651
                                                                                                  ------------------

Schools (0.02%)
MegaStudy Co Ltd                                                           639                              112,070
                                                                                                  ------------------

Seismic Data Collection (0.27%)
Compagnie Generale de Geophysique SA (a)                                 7,404                            1,552,823
                                                                                                  ------------------

Semiconductor Component - Integrated Circuits (0.29%)
Powertech Technology Inc                                               100,000                              386,801
Realtek Semiconductor Corp                                             255,000                              560,211
Taiwan Semiconductor Manufacturing Co Ltd                              332,315                              681,862
                                                                                                  ------------------
                                                                                               1,628,874
                                                                                                  ------------------
Shipbuilding (0.06%)
Hyundai Heavy Industries                                                 1,602                              320,128
                                                                                                  ------------------

Silver Mining (0.01%)
Silver Standard Resources Inc (a)                                          992                               34,542
                                                                                                  ------------------

Soap & Cleaning Products (0.61%)
Reckitt Benckiser PLC                                                   67,026                            3,489,990
                                                                                                  ------------------

Special Purpose Banks (0.18%)
IKB Deutsche Industriebank AG                                           25,343                            1,010,213
                                                                                                  ------------------

Steel - Producers (2.87%)
Angang Steel Co Ltd                                                    164,000                              284,615
Arcelor Mittal                                                          47,909                            2,543,960
Boehler-Uddeholm AG                                                      1,661                              159,756
China Steel Corp                                                       366,000                              412,541
Evraz Group SA (b)                                                       4,979                              166,796
Maanshan Iron & Steel                                                  404,000                              265,249
Mittal Steel South Africa Ltd                                           18,700                              304,144
Nippon Steel Corp                                                      482,000                            3,386,762
Osaka Steel Co Ltd                                                       1,749                               33,543
POSCO ADR (c)                                                            9,744                            1,012,889
Salzgitter AG                                                           15,313                            2,231,727
Schmolz + Bickenbach AG                                                    506                               43,348
Sidenor Steel Production & Manufacturing Co                              1,297                               25,296
Ssab Svenskt Stal AB                                                    56,000                            1,728,246
ThyssenKrupp AG                                                         40,448                            2,001,354
Voestalpine AG                                                          23,933                            1,736,013
                                                                                                  ------------------
                                                                                              16,336,239
                                                                                                  ------------------
Steel - Specialty (0.04%)
Gloria Material Technology Corp                                         78,000                              118,325

Steel - Specialty
Mitsubishi Steel Manufacturing Co Ltd (c)                               21,527                              113,627
                                                                                                  ------------------
                                                                                                 231,952
                                                                                                  ------------------
Steel Pipe & Tube (0.06%)
Confab Industrial SA (a)                                                61,400                              192,220
TMK OAO (a)(c)                                                           4,749                              159,566
                                                                                                  ------------------
                                                                                                 351,786
                                                                                                  ------------------
Telecommunication Equipment (0.06%)
Amper SA                                                                 2,875                               43,782
COM DEV International Ltd (a)                                            3,946                               19,824
Tandberg ASA                                                            11,500                              240,281
Vtech Holdings Ltd                                                       8,000                               57,695
                                                                                                  ------------------
                                                                                                 361,582
                                                                                                  ------------------
Telecommunication Services (1.20%)
Citic 1616 Holdings Ltd (a)(b)                                           3,600                                1,189
Digi.Com BHD                                                            51,987                              281,173
Singapore Telecommunications Ltd                                       979,000                            2,116,547
StarHub Ltd                                                            750,991                            1,410,753
Telekomunikasi Indonesia Tbk PT                                        144,500                              155,981
Telenet Group Holding NV (a)                                             3,635                              117,219
Telenor ASA                                                            154,300                            2,741,622
                                                                                                  ------------------
                                                                                               6,824,484
                                                                                                  ------------------
Telephone - Integrated (2.46%)
Belgacom SA (c)                                                         41,869                            1,859,689
BT Group PLC                                                           731,291                            4,371,168
Carso Global Telecom SA de CV (a)                                       70,600                              321,076
Elisa OYJ (c)                                                            6,821                              197,635
GVT Holding SA (a)                                                      16,627                              192,070
Royal KPN NV (c)                                                       259,473                            4,041,538
Telecom Argentina SA ADR (a)                                             5,500                              117,370
Telecom Egypt                                                          111,851                              318,298
Telefonos de Mexico SA de CV ADR (c)                                     9,449                              315,597
Telkom SA Ltd                                                           14,771                              337,995
Telstra Corp Ltd                                                       516,845                            1,948,717
                                                                                                  ------------------
                                                                                              14,021,153
                                                                                                  ------------------
Television (0.29%)
Carrere Group (a)                                                          368                               11,798
Endemol NV                                                               3,757                              117,389
Modern Times Group - B Shares                                           25,693                            1,503,064
                                                                                                  ------------------
                                                                                               1,632,251
                                                                                                  ------------------
Textile - Products (0.04%)
Gamma Holding NV                                                           115                                9,025
Nishat Mills Ltd                                                       139,500                              231,027
                                                                                                  ------------------
                                                                                                 240,052
                                                                                                  ------------------
Tobacco (1.54%)
British American Tobacco PLC                                           100,244                            3,134,536
Japan Tobacco Inc                                                          700                            3,439,410
KT&G Corp                                                               33,740                            2,205,580
                                                                                                  ------------------
                                                                                               8,779,526
                                                                                                  ------------------
Tools - Hand Held (0.43%)
Hitachi Koki Co Ltd                                                      6,289                               96,224
Makita Corp                                                             62,300                            2,310,344
Nitto Seiko Co Ltd                                                       3,000                               21,538
                                                                                                  ------------------
                                                                                               2,428,106
                                                                                                  ------------------

Toys (0.79%)
Nintendo Co Ltd (c)                                                     15,600                            4,534,114
                                                                                                  ------------------

Transport - Marine (0.94%)
Ezra Holdings Ltd                                                        4,000                               14,237
Golden Ocean Group Ltd                                                  35,000                               70,538
Jinhui Shipping & Transportation Ltd                                     9,044                               49,250
Korea Line Corp                                                            370                               23,676
Labroy Marine Ltd                                                       79,612                              107,573
Mitsui OSK Lines Ltd                                                   252,000                            2,797,149
Pacific Basin Shipping Ltd                                           1,157,224                              992,308
Shinwa Kaiun Kaisha Ltd                                                  9,309                               47,082
Sincere Navigation                                                     199,000                              282,937
Smit Internationale NV                                                     733                               46,853
STX Pan Ocean Co Ltd                                                   582,000                              491,026
U-Ming Marine Transport Corp                                           274,000                              455,397
Wan Hai Lines Ltd                                                            1                                    1
                                                                                                  ------------------
                                                                                               5,378,027
                                                                                                  ------------------
Transport - Services (0.90%)
Firstgroup Plc                                                         192,354                            2,515,285
Kintetsu World Express Inc                                               2,100                               74,491
Stagecoach Group PLC                                                    53,926                              191,012
TNT NV                                                                  50,908                            2,334,618
                                                                                                  ------------------
                                                                                               5,115,406
                                                                                                  ------------------
Transport - Truck (0.00%)
Norbert Dentressangle                                                       80                                7,481
                                                                                                  ------------------

Water (0.32%)
Cia de Saneamento Basico do Estado de Sao Paulo (a)                  1,980,000                              265,723
Kelda Group Plc                                                         83,226                            1,536,218
                                                                                                  ------------------
                                                                                               1,801,941
                                                                                                  ------------------
Water Treatment Systems (0.03%)
Woongjin Coway Co Ltd                                                    6,240                              175,102
                                                                                                  ------------------

Web Portals (0.07%)
LG Dacom Corp                                                           10,245                              242,295
So-net Entertainment Corp                                                   12                               34,522
United Internet AG                                                       7,609                              147,994
                                                                                                  ------------------
                                                                                                 424,811
                                                                                                  ------------------
Wire & Cable Products (0.32%)
Draka Holding                                                            1,554                               56,589
Hitachi Cable Ltd                                                       14,164                               80,652
Nexans SA                                                               12,778                            1,689,873
                                                                                                  ------------------
                                                                                               1,827,114
                                                                                                  ------------------
TOTAL COMMON STOCKS                                                                            $        561,341,533
                                                                                                  ------------------
PREFERRED STOCKS (0.97%)
Commercial Banks (0.04%)
Banco Bradesco SA                                                       11,132                              226,930
                                                                                                  ------------------

Dialysis Centers (0.43%)
Fresenius AG                                                            30,780                            2,446,479
                                                                                                  ------------------

Diversified Minerals (0.20%)
Cia Vale do Rio Doce                                                    37,278                            1,165,220
                                                                                                  ------------------

Diversified Operations (0.15%)
Bradespar SA (a)                                                        21,700                              644,586
Diversified Operations
Investimentos Itau SA (a)                                               42,000                              234,432
                                                                                                  ------------------
                                                                                                 879,018
                                                                                                  ------------------
Investment Companies (0.00%)
Lereko Mobility Pty Ltd                                                  1,113                                6,367
                                                                                                  ------------------

Steel - Producers (0.11%)
Gerdau SA                                                               20,798                              381,174
Usinas Siderurgicas de Minas Gerais SA                                   5,200                              251,835
                                                                                                  ------------------
                                                                                                 633,009
                                                                                                  ------------------
Television (0.04%)
ProSiebenSat.1 Media AG                                                  6,030                              213,703
                                                                                                  ------------------
TOTAL PREFERRED STOCKS                                                                         $          5,570,726
                                                                                                  ------------------
                                                                  Principal
                                                                   Amount                            Value
                                                                 ------ ----------------- ------------------
SHORT TERM INVESTMENTS (0.56%)
Commercial Paper (0.56%)
Investment in Joint Trading Account; HSBC Funding
5.40%, 4/ 2/2007                                                     3,187,122                            3,187,122
                                                                                                  ------------------
TOTAL SHORT TERM INVESTMENTS                                                                   $          3,187,122
                                                                                                  ------------------
MONEY MARKET FUNDS (7.57%)
Money Center Banks (7.57%)
BNY Institutional Cash Reserve Fund (e)                              43,151,718                          43,151,718
                                                                                                  ------------------
TOTAL MONEY MARKET FUNDS                                                                       $         43,151,718

                                                                                                  ------------------
Total Investments                                                                              $        613,251,099
Liabilities in Excess of Other Assets, Net - (7.56)%                                                   (43,122,779)
                                                                                                  ------------------
TOTAL NET ASSETS - 100.00%                                                                     $        570,128,320
                                                                                                  ==================
                                                                                                  ------------------

                                                                                                  ==================

     (a)  Non-Income Producing Security

     (b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,739,296 or 0.31% of net assets.

     (c) Security or a portion of the security was on loan at the end of the period.

     (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $986,415 or 0.17% of net assets.

     (e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $         95,754,437
Unrealized Depreciation                                        (5,644,006)
                                                         ------------------
Net Unrealized Appreciation (Depreciation)                      90,110,431
Cost for federal income tax purposes                           523,133,007


Portfolio Summary (unaudited)
-------------------------------------------------------- ------------------
Country                                                            Percent
-------------------------------------------------------- ------------------
United Kingdom                                                      18.26%
Japan                                                               16.27%
Germany                                                              8.66%
United States                                                        8.13%
France                                                               8.07%
Switzerland                                                          8.04%
Australia                                                            4.92%
Canada                                                               4.31%
Spain                                                                3.82%
Netherlands                                                          2.99%
Singapore                                                            2.44%
Korea, Republic Of                                                   2.34%
Belgium                                                              2.21%
Italy                                                                2.01%
Hong Kong                                                            1.84%
Sweden                                                               1.70%
Russian Federation                                                   1.31%
Taiwan, Province Of China                                            1.25%
Brazil                                                               1.14%
South Africa                                                         1.01%
Norway                                                               0.97%
Mexico                                                               0.84%
Ireland                                                              0.79%
Austria                                                              0.71%
China                                                                0.68%
Greece                                                               0.52%
India                                                                0.45%
Denmark                                                              0.44%
Malaysia                                                             0.26%
Indonesia                                                            0.25%
Finland                                                              0.15%
Turkey                                                               0.13%
Israel                                                               0.12%
Thailand                                                             0.11%
Poland                                                               0.09%
Chile                                                                0.07%
Bermuda                                                              0.06%
Egypt                                                                0.06%
Portugal                                                             0.05%
Pakistan                                                             0.04%
Argentina                                                            0.02%
Czech Republic                                                       0.02%
Guernsey                                                             0.01%
Liabilities in Excess of Other Assets, Net                        (-7.56%)
                                                         ------------------
TOTAL NET ASSETS                                                   100.00%
                                                         ==================

Schedule of Investments
March 31, 2007 (unaudited)
Equity Growth Account
                                                                       Shares
                                                                        Held                       Value
                                                                      ----------- ----------- -------------------
COMMON STOCKS (99.02%)
Advertising Sales (2.09%)
Lamar Advertising Co (a)                                                 86,100           $           5,421,717
                                                                                              -------------------

Agricultural Chemicals (0.96%)
Monsanto Co                                                               45,600                       2,506,176
                                                                                              -------------------

Airlines (1.95%)
Southwest Airlines Co (a)                                                343,900                       5,055,330
                                                                                              -------------------

Apparel Manufacturers (0.53%)
Coach Inc (b)                                                             27,500                       1,376,375
                                                                                              -------------------

Applications Software (4.61%)
Microsoft Corp                                                           350,200                       9,760,074
Red Hat Inc (a)(b)                                                        96,900                       2,221,917
                                                                                              -------------------
                                                                                           11,981,991
                                                                                              -------------------
Audio & Video Products (1.54%)
Harman International Industries Inc (a)                                   41,700                       4,006,536
                                                                                              -------------------

Cable TV (1.12%)
EchoStar Communications Corp (b)                                          67,100                       2,914,153
                                                                                              -------------------

Casino Hotels (0.65%)
Wynn Resorts Ltd (a)                                                      17,900                       1,697,994
                                                                                              -------------------

Casino Services (2.04%)
International Game Technology                                            131,300                       5,301,894
                                                                                              -------------------

Computer Aided Design (1.15%)
Autodesk Inc (b)                                                          79,500                       2,989,200
                                                                                              -------------------

Computers (1.48%)
Apple Inc (b)                                                             41,500                       3,855,765
                                                                                              -------------------

Consulting Services (1.98%)
Accenture Ltd                                                            133,700                       5,152,798
                                                                                              -------------------

Data Processing & Management (2.43%)
Automatic Data Processing Inc                                             79,500                       3,847,800
NAVTEQ Corp (a)(b)                                                        71,300                       2,459,850
                                                                                              -------------------
                                                                                            6,307,650
                                                                                              -------------------
Diversified Manufacturing Operations (6.54%)
Danaher Corp                                                              77,000                       5,501,650

Diversified Manufacturing Operations
General Electric Co                                                      325,200                      11,499,072
                                                                                              -------------------
                                                                                           17,000,722
                                                                                              -------------------
E-Commerce - Products (2.18%)
Amazon.Com Inc (a)(b)                                                    142,500                       5,670,075
                                                                                              -------------------

E-Commerce - Services (1.33%)
eBay Inc (b)                                                             104,000                       3,447,600
                                                                                              -------------------

Electronic Components - Semiconductors (4.74%)
Broadcom Corp (b)                                                        114,600                       3,675,222
Intel Corp                                                               169,600                       3,244,448
Xilinx Inc (a)                                                           209,200                       5,382,716
                                                                                              -------------------
                                                                                           12,302,386
                                                                                              -------------------
Electronic Forms (1.35%)
Adobe Systems Inc (b)                                                     84,300                       3,515,310
                                                                                              -------------------

Entertainment Software (0.72%)
Electronic Arts Inc (b)                                                   37,300                       1,878,428
                                                                                              -------------------

Fiduciary Banks (2.64%)
State Street Corp                                                        106,000                       6,863,500
                                                                                              -------------------

Finance - Investment Banker & Broker (3.28%)
E*Trade Financial Corp (b)                                               174,600                       3,705,012
Morgan Stanley                                                            61,000                       4,804,360
                                                                                              -------------------
                                                                                            8,509,372
                                                                                              -------------------
Finance - Other Services (1.44%)
Chicago Mercantile Exchange Holdings Inc                                   4,500                       2,396,070
IntercontinentalExchange Inc (a)(b)                                       10,900                       1,332,089
                                                                                              -------------------
                                                                                            3,728,159
                                                                                              -------------------
Hotels & Motels (1.08%)
Marriott International Inc                                                57,300                       2,805,408
                                                                                              -------------------

Human Resources (1.09%)
Monster Worldwide Inc (b)                                                 59,600                       2,823,252
                                                                                              -------------------

Investment Management & Advisory Services (2.01%)
Franklin Resources Inc                                                    43,300                       5,231,939
                                                                                              -------------------

Medical - Biomedical/Gene (4.01%)
Amgen Inc (b)                                                             53,500                       2,989,580
Celgene Corp (a)(b)                                                       50,300                       2,638,738
Genentech Inc (b)                                                         58,400                       4,795,808
                                                                                              -------------------
                                                                                           10,424,126

                                                                                              -------------------
Medical - Drugs (1.50%)
Cephalon Inc (a)(b)                                                       23,100                       1,644,951
Sepracor Inc (a)(b)                                                       48,500                       2,261,555
                                                                                              -------------------
                                                                                            3,906,506
                                                                                              -------------------
Medical - HMO (3.64%)
UnitedHealth Group Inc                                                    94,500                       5,005,665
WellPoint Inc (b)                                                         55,000                       4,460,500
                                                                                              -------------------
                                                                                            9,466,165
                                                                                              -------------------
Medical Instruments (2.62%)
Medtronic Inc                                                             94,800                       4,650,888

Medical Instruments
St Jude Medical Inc (b)                                                   57,300                       2,155,053
                                                                                              -------------------
                                                                                            6,805,941
                                                                                              -------------------
Networking Products (2.99%)
Juniper Networks Inc (a)(b)                                              395,000                       7,773,600
                                                                                              -------------------

Oil - Field Services (2.04%)
Schlumberger Ltd                                                          76,700                       5,299,970
                                                                                              -------------------

Pharmacy Services (1.16%)
Medco Health Solutions Inc (b)                                            41,400                       3,002,742
                                                                                              -------------------

Retail - Bedding (1.42%)
Bed Bath & Beyond Inc (a)(b)                                              91,900                       3,691,623
                                                                                              -------------------

Retail - Building Products (0.89%)
Lowe's Cos Inc                                                            73,500                       2,314,515
                                                                                              -------------------

Retail - Discount (2.92%)
Target Corp                                                               83,100                       4,924,506
Wal-Mart Stores Inc                                                       56,800                       2,666,760
                                                                                              -------------------
                                                                                            7,591,266
                                                                                              -------------------
Retail - Drug Store (2.72%)
CVS/Caremark Corp                                                         90,452                       3,088,031
Walgreen Co (a)                                                           86,600                       3,974,074
                                                                                              -------------------
                                                                                            7,062,105
                                                                                              -------------------
Retail - Regional Department Store (2.16%)
Kohl's Corp (b)                                                           73,200                       5,607,852
                                                                                              -------------------

Semiconductor Component - Integrated Circuits (5.16%)
Analog Devices Inc                                                       129,100                       4,452,659
Marvell Technology Group Ltd (a)(b)                                      295,600                       4,969,036
Maxim Integrated Products Inc                                            135,100                       3,971,940
                                                                                              -------------------
                                                                                           13,393,635
                                                                                              -------------------
Semiconductor Equipment (1.84%)
Applied Materials Inc                                                    260,700                       4,776,024
                                                                                              -------------------

Therapeutics (2.87%)
Gilead Sciences Inc (b)                                                   97,600                       7,466,400
                                                                                              -------------------

Transport - Services (1.21%)
Expeditors International Washington Inc (a)                               75,800                       3,132,056
                                                                                              -------------------

Web Portals (3.88%)
Google Inc (b)                                                            16,700                       7,651,272
Yahoo! Inc (a)(b)                                                         77,300                       2,418,717
                                                                                              -------------------
                                                                                           10,069,989
                                                                                              -------------------
Wireless Equipment (5.06%)
American Tower Corp (a)(b)                                               275,400                      10,726,830
Qualcomm Inc                                                              56,900                       2,427,354
                                                                                              -------------------
                                                                                           13,154,184
                                                                                              -------------------
TOTAL COMMON STOCKS                                                                        $         257,282,429
                                                                                              -------------------

                                                                        Principal
                                                                         Amount                         Value
                                                                      ----------- ----------- -------------------
MONEY MARKET FUNDS (21.79%)
Money Center Banks (21.79%)
BNY Institutional Cash Reserve Fund (c)                               56,636,568                      56,636,568
                                                                                              -------------------
TOTAL MONEY MARKET FUNDS                                                                   $          56,636,568
                                                                                              -------------------
Total Investments                                                                          $         313,918,997

Liabilities in Excess of Other Assets, Net - (20.81)%                                               (54,084,184)
                                                                                              -------------------
TOTAL NET ASSETS - 100.00%                                                                 $         259,834,813
                                                                                              ===================
                                                                                              -------------------

                                                                                              ===================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $          38,378,235
Unrealized Depreciation                                       (7,662,120)
                                                       -------------------
Net Unrealized Appreciation (Depreciation)                     30,716,115
Cost for federal income tax purposes                          283,202,882


Portfolio Summary (unaudited)
------------------------------------------------------ -------------------
Sector                                                            Percent
------------------------------------------------------ -------------------
Financial                                                          31.16%
Technology                                                         23.48%
Consumer, Non-cyclical                                             18.87%
Communications                                                     18.65%
Consumer, Cyclical                                                 17.90%
Industrial                                                          7.75%
Energy                                                              2.04%
Basic Materials                                                     0.96%
Liabilities in Excess of Other Assets, Net                      (-20.81%)
                                                       -------------------
TOTAL NET ASSETS                                                  100.00%
                                                       ===================





Schedule of Investments
March 31, 2007 (unaudited)
Equity Income Account I
                                                                      Shares
                                                                       Held                              Value
                                                                ----------- ------------------ -------------------
COMMON STOCKS (95.02%)
Aerospace & Defense (0.44%)
General Dynamics Corp                                              32,800                  $           2,505,920
                                                                                               -------------------

Agricultural Operations (1.06%)
Archer-Daniels-Midland Co                                          166,300                              6,103,210
                                                                                               -------------------

Airlines (0.51%)
Southwest Airlines Co                                              199,900                              2,938,530
                                                                                               -------------------

Apparel Manufacturers (0.55%)
VF Corp                                                             38,300                              3,164,346
                                                                                               -------------------

Auto/Truck Parts & Equipment - Original (0.15%)
Johnson Controls Inc                                                 9,200                                870,504
                                                                                               -------------------

Brewery (0.79%)
Molson Coors Brewing Co                                             26,800                              2,535,816
SABMiller PLC ADR                                                   91,500                              2,013,000
                                                                                               -------------------
                                                                                             4,548,816
                                                                                               -------------------
Building & Construction - Miscellaneous (0.01%)
AM NV (a)(b)(c)                                                     10,366                                 57,467
                                                                                               -------------------

Cellular Telecommunications (1.24%)
Alltel Corp                                                         59,700                              3,701,400
Vodafone Group PLC ADR                                             126,000                              3,384,360
                                                                                               -------------------
                                                                                             7,085,760

                                                                                               -------------------
Commercial Banks (0.78%)
Barclays PLC ADR                                                    49,900                              2,841,306
Mitsubishi UFJ Financial Group Inc ADR                             146,300                              1,647,338
                                                                                               -------------------
                                                                                             4,488,644
                                                                                               -------------------
Computers (1.45%)
Hewlett-Packard Co                                                 129,700                              5,206,158
International Business Machines Corp                                32,700                              3,082,302
                                                                                               -------------------
                                                                                             8,288,460
                                                                                               -------------------
Consumer Products - Miscellaneous (0.92%)
Fortune Brands Inc                                                  34,700                              2,735,054
Kimberly-Clark Corp                                                 37,400                              2,561,526
                                                                                               -------------------
                                                                                             5,296,580
                                                                                               -------------------
Data Processing & Management (1.39%)
Automatic Data Processing Inc                                      106,500                              5,154,600
Fidelity National Information Services                              61,330                              2,788,062
                                                                                               -------------------
                                                                                             7,942,662
                                                                                               -------------------
Diversified Manufacturing Operations (4.91%)
3M Co                                                               65,400                              4,998,522

Diversified Manufacturing Operations
Dover Corp                                                          46,500                              2,269,665
General Electric Co                                                248,900                              8,801,104
Honeywell International Inc                                         57,300                              2,639,238
ITT Corp                                                            99,800                              6,019,936
Siemens AG ADR                                                      31,700                              3,398,240
                                                                                               -------------------
                                                                                            28,126,705
                                                                                               -------------------
Diversified Minerals (0.27%)
Anglo American PLC ADR                                              58,600                              1,548,212
                                                                                               -------------------

Electric - Integrated (4.53%)
Dominion Resources Inc/VA                                           49,100                              4,358,607
Duke Energy Corp                                                   211,400                              4,289,306
FPL Group Inc                                                       87,600                              5,358,492
Pinnacle West Capital Corp                                          71,700                              3,459,525
Progress Energy Inc                                                100,900                              5,089,396
Xcel Energy Inc                                                    139,300                              3,439,317
                                                                                               -------------------
                                                                                            25,994,643
                                                                                               -------------------
Electric Products - Miscellaneous (0.89%)
Emerson Electric Co                                                118,690                              5,114,352
                                                                                               -------------------

Electronic Components - Semiconductors (2.13%)
Intel Corp                                                          84,800                              1,622,224
Microchip Technology Inc                                           115,200                              4,093,056
Samsung Electronics (b)                                              5,700                              1,705,879
STMicroelectronics NV                                              142,200                              2,730,240
Texas Instruments Inc                                               68,400                              2,058,840
                                                                                               -------------------
                                                                                            12,210,239
                                                                                               -------------------
Electronics - Military (0.67%)
L-3 Communications Holdings Inc                                     43,900                              3,839,933
                                                                                               -------------------

Fiduciary Banks (1.27%)
Bank of New York Co Inc/The                                         73,100                              2,964,205
Mellon Financial Corp                                              100,700                              4,344,198
                                                                                               -------------------
                                                                                             7,308,403
                                                                                               -------------------
Finance - Investment Banker & Broker (6.57%)
Citigroup Inc                                                      215,700                             11,074,038
Goldman Sachs Group Inc/The                                         24,700                              5,103,761
JPMorgan Chase & Co                                                144,100                              6,971,558
Lehman Brothers Holdings Inc                                        29,000                              2,032,030
Macquarie Bank Ltd ADR                                              44,000                              2,945,800
Morgan Stanley                                                      65,800                              5,182,408
UBS AG                                                              73,400                              4,362,162
                                                                                               -------------------
                                                                                            37,671,757
                                                                                               -------------------
Finance - Mortgage Loan/Banker (1.61%)
Countrywide Financial Corp                                         199,500                              6,711,180
Freddie Mac                                                         41,900                              2,492,631
                                                                                               -------------------
                                                                                             9,203,811
                                                                                               -------------------
Financial Guarantee Insurance (0.85%)
MGIC Investment Corp                                                82,300                              4,849,116
                                                                                               -------------------

Food - Miscellaneous/Diversified (1.02%)
Cadbury Schweppes PLC ADR                                           60,500                              3,107,885
Kraft Foods Inc                                                     87,300                              2,763,918
                                                                                               -------------------
                                                                                             5,871,803
                                                                                               -------------------

Food - Retail (0.57%)
Kroger Co/The                                                      114,700                              3,240,275
                                                                                               -------------------

Forestry (0.91%)
Plum Creek Timber Co Inc                                            21,600                                851,472
Weyerhaeuser Co                                                     58,600                              4,379,764
                                                                                               -------------------
                                                                                             5,231,236
                                                                                               -------------------
Gold Mining (0.42%)
Barrick Gold Corp                                                   83,900                              2,395,345
                                                                                               -------------------

Hotels & Motels (0.82%)
Hilton Hotels Corp                                                 130,200                              4,681,992
                                                                                               -------------------

Investment Management & Advisory Services (2.53%)
AllianceBernstein Holding LP                                        19,300                              1,708,050
Ameriprise Financial Inc                                            25,300                              1,445,642
Franklin Resources Inc                                              66,500                              8,035,195
Legg Mason Inc                                                      35,300                              3,325,613
                                                                                               -------------------
                                                                                            14,514,500
                                                                                               -------------------
Life & Health Insurance (1.96%)
Aflac Inc                                                           37,000                              1,741,220
Lincoln National Corp                                               32,000                              2,169,280
Prudential Financial Inc                                            61,100                              5,514,886
Unum Group                                                          78,800                              1,814,764
                                                                                               -------------------
                                                                                            11,240,150
                                                                                               -------------------
Medical - Drugs (4.43%)
AstraZeneca PLC ADR                                                 41,100                              2,205,015
Bristol-Myers Squibb Co                                            164,800                              4,574,848
Eli Lilly & Co                                                      38,000                              2,040,980
Novartis AG ADR                                                     53,300                              2,911,779
Pfizer Inc                                                         217,800                              5,501,628
Roche Holding AG ADR                                                34,600                              3,062,100
Sanofi-Aventis ADR (d)                                              66,500                              2,893,415
Schering-Plough Corp                                                87,600                              2,234,676
                                                                                               -------------------
                                                                                            25,424,441
                                                                                               -------------------
Medical - Generic Drugs (0.75%)
Teva Pharmaceutical Industries Ltd ADR                             115,000                              4,304,450
                                                                                               -------------------

Medical - HMO (0.74%)
Aetna Inc                                                           97,200                              4,256,388
                                                                                               -------------------

Medical - Wholesale Drug Distribution (0.52%)
Cardinal Health Inc                                                 40,700                              2,969,065
                                                                                               -------------------

Medical Laboratory & Testing Service (0.39%)
Quest Diagnostics Inc                                               44,800                              2,234,176
                                                                                               -------------------

Medical Products (0.71%)
Johnson & Johnson                                                   67,300                              4,055,498
                                                                                               -------------------

Metal - Aluminum (0.50%)
Alcoa Inc                                                           84,100                              2,850,990
                                                                                               -------------------

Multi-Line Insurance (6.47%)
ACE Ltd                                                            131,700                              7,514,802
Allstate Corp/The                                                   67,400                              4,048,044
American International Group Inc                                   121,500                              8,167,230
Multi-Line Insurance
Hartford Financial Services Group Inc                               51,900                              4,960,602
ING Groep NV ADR                                                    95,100                              4,025,583
Loews Corp                                                          61,200                              2,780,316
Metlife Inc                                                         88,900                              5,614,035
                                                                                               -------------------
                                                                                            37,110,612
                                                                                               -------------------
Multimedia (1.96%)
News Corp                                                          118,400                              2,897,248
Time Warner Inc                                                    422,400                              8,329,728
                                                                                               -------------------
                                                                                            11,226,976
                                                                                               -------------------
Music (0.00%)
V2 Music Holdings PLC - warrants (a)(b)(c)                             250                                      -
                                                                                               -------------------

Non-Hazardous Waste Disposal (0.60%)
Waste Management Inc                                                99,800                              3,434,118
                                                                                               -------------------

Oil - Field Services (0.42%)
Baker Hughes Inc                                                    36,500                              2,413,745
                                                                                               -------------------

Oil & Gas Drilling (0.56%)
GlobalSantaFe Corp                                                  51,600                              3,182,688
                                                                                               -------------------

Oil Company - Exploration & Production (2.15%)
Devon Energy Corp                                                   64,000                              4,430,080
Enerplus Resources Fund                                             13,200                                557,304
Penn West Energy Trust                                              56,400                              1,657,032
XTO Energy Inc                                                     103,800                              5,689,278
                                                                                               -------------------
                                                                                            12,333,694
                                                                                               -------------------
Oil Company - Integrated (4.14%)
Chevron Corp                                                        81,184                              6,004,369
ConocoPhillips                                                     103,400                              7,067,390
Exxon Mobil Corp                                                    94,500                              7,130,025
Hess Corp                                                           64,200                              3,561,174
                                                                                               -------------------
                                                                                            23,762,958
                                                                                               -------------------
Paper & Related Products (0.36%)
International Paper Co                                              56,000                              2,038,400
                                                                                               -------------------

Pipelines (1.03%)
El Paso Corp                                                        49,600                                717,712
Enterprise Products Partners LP                                     25,600                                814,080
Kinder Morgan Energy Partners LP                                    31,400                              1,654,152
Williams Cos Inc                                                    96,500                              2,746,390
                                                                                               -------------------
                                                                                             5,932,334
                                                                                               -------------------
Property & Casualty Insurance (0.89%)
Chubb Corp                                                          49,000                              2,531,830
Fidelity National Financial Inc                                    107,866                              2,589,863
                                                                                               -------------------
                                                                                             5,121,693
                                                                                               -------------------
Publishing - Periodicals (0.07%)
Idearc Inc                                                          10,620                                372,762
                                                                                               -------------------

Real Estate Operator & Developer (0.10%)
Brookfield Properties Corp                                          14,800                                596,440
                                                                                               -------------------

Regional Banks (4.93%)
Bank of America Corp                                               243,902                             12,443,880
Capital One Financial Corp                                          19,371                              1,461,736

Regional Banks
PNC Financial Services Group Inc                                    37,200                              2,677,284
SunTrust Banks Inc                                                  28,200                              2,341,728
US Bancorp                                                          73,400                              2,566,798
Wells Fargo & Co                                                   196,600                              6,768,938
                                                                                               -------------------
                                                                                            28,260,364
                                                                                               -------------------
REITS - Apartments (0.42%)
Archstone-Smith Trust                                               19,700                              1,069,316
Equity Residential                                                  27,900                              1,345,617
                                                                                               -------------------
                                                                                             2,414,933
                                                                                               -------------------
REITS - Diversified (0.42%)
Duke Realty Corp                                                    17,200                                747,684
Vornado Realty Trust                                                14,000                              1,670,760
                                                                                               -------------------
                                                                                             2,418,444
                                                                                               -------------------
REITS - Healthcare (0.24%)
Health Care Property Investors Inc                                  37,800                              1,361,934
                                                                                               -------------------

REITS - Hotels (0.40%)
Host Hotels & Resorts Inc                                           87,200                              2,294,232
                                                                                               -------------------

REITS - Regional Malls (0.34%)
Macerich Co/The                                                     11,200                              1,034,432
Simon Property Group Inc                                             8,300                                923,375
                                                                                               -------------------
                                                                                             1,957,807
                                                                                               -------------------
REITS - Shopping Centers (0.39%)
Developers Diversified Realty Corp                                  17,000                              1,069,300
Kimco Realty Corp                                                   24,300                              1,184,382
                                                                                               -------------------
                                                                                             2,253,682
                                                                                               -------------------
REITS - Storage (0.28%)
Public Storage Inc                                                  17,000                              1,609,390
                                                                                               -------------------

REITS - Warehouse & Industrial (0.99%)
AMB Property Corp                                                   19,400                              1,140,526
Prologis                                                            70,200                              4,558,086
                                                                                               -------------------
                                                                                             5,698,612
                                                                                               -------------------
Retail - Building Products (0.71%)
Lowe's Cos Inc                                                     128,900                              4,059,061
                                                                                               -------------------

Retail - Discount (1.07%)
Target Corp                                                        103,100                              6,109,706
                                                                                               -------------------

Retail - Drug Store (0.31%)
CVS/Caremark Corp                                                   51,603                              1,761,726
                                                                                               -------------------

Retail - Regional Department Store (0.75%)
Federated Department Stores Inc                                     95,200                              4,288,760
                                                                                               -------------------

Retail - Restaurants (0.64%)
McDonald's Corp                                                     81,000                              3,649,050
                                                                                               -------------------

Savings & Loans - Thrifts (1.48%)
Washington Mutual Inc                                              210,200                              8,487,876
                                                                                               -------------------

Semiconductor Component - Integrated Circuits (0.30%)
Linear Technology Corp                                              54,300                              1,715,337
                                                                                               -------------------

Semiconductor Equipment (0.45%)
Applied Materials Inc                                              139,300                              2,551,976
                                                                                               -------------------

Telecommunication Equipment (0.94%)
Alcatel-Lucent ADR                                                 456,900                              5,400,558
                                                                                               -------------------

Telecommunication Services (0.74%)
BCE Inc                                                            110,700                              3,130,596
Embarq Corp                                                         20,200                              1,138,270
                                                                                               -------------------
                                                                                             4,268,866
                                                                                               -------------------
Telephone - Integrated (6.65%)
AT&T Inc                                                           403,500                             15,910,005
Deutsche Telekom AG ADR (d)                                         26,500                                438,045
France Telecom SA ADR                                               21,200                                559,680
Sprint Nextel Corp                                                 141,000                              2,673,360
Telstra Corp Ltd ADR                                                54,800                              1,035,172
Verizon Communications Inc                                         333,000                             12,627,360
Windstream Corp                                                    332,707                              4,887,466
                                                                                               -------------------
                                                                                            38,131,088
                                                                                               -------------------
Television (0.48%)
CBS Corp                                                            89,400                              2,734,746
                                                                                               -------------------

Tobacco (1.25%)
Altria Group Inc                                                    81,900                              7,191,639
                                                                                               -------------------

Tools - Hand Held (0.21%)
Black & Decker Corp                                                 14,500                              1,183,490
                                                                                               -------------------

Transport - Rail (1.20%)
Norfolk Southern Corp                                               49,200                              2,489,520
Union Pacific Corp                                                  43,200                              4,386,960
                                                                                               -------------------
                                                                                             6,876,480
                                                                                               -------------------
Transport - Services (0.62%)
FedEx Corp                                                          33,200                              3,566,676
                                                                                               -------------------

Wireless Equipment (0.80%)
Nokia OYJ ADR                                                      199,200                              4,565,664
                                                                                               -------------------
TOTAL COMMON STOCKS                                                                         $         544,766,896
                                                                                               -------------------
                                                                    Principal
                                                                      Amount                             Value
                                                                ----------- ------------------ -------------------
BONDS (0.49%)
Aerospace & Defense (0.01%)
Raytheon Co
6.15%, 11/ 1/2008                                                   59,000                                 59,996
                                                                                               -------------------

Electric - Integrated (0.02%)
Texas-New Mexico Power Co
6.25%, 1/15/2009                                                   100,000                                101,509
                                                                                               -------------------

Medical - HMO (0.09%)
Aetna Inc
7.88%, 3/ 1/2011                                                   500,000                                546,431
                                                                                               -------------------


Rental - Auto & Equipment (0.18%)
Erac USA Finance Co
7.35%, 6/15/2008 (e)                                             1,000,000                              1,018,094
                                                                                               -------------------

Telecommunication Services (0.19%)
TELUS Corp
8.00%, 6/ 1/2011                                                 1,000,000                              1,095,225
                                                                                               -------------------
TOTAL BONDS                                                                                 $           2,821,255
                                                                                               -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.94%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.01%)
6.50%, 9/ 1/2030                                                    37,471                                 38,610
7.00%, 9/ 1/2030                                                    14,086                                 14,659
                                                                                               -------------------
                                                                                                53,269
                                                                                               -------------------
U.S. Treasury (0.93%)
5.38%, 2/15/2031                                                 5,000,000                              5,330,470
                                                                                               -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                       $           5,383,739
                                                                                               -------------------
SHORT TERM INVESTMENTS (3.53%)
Commercial Paper (3.53%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.00%, 4/ 2/2007                                                20,211,503                             20,208,696
                                                                                               -------------------
TOTAL SHORT TERM INVESTMENTS                                                                $          20,208,696
                                                                                               -------------------
MONEY MARKET FUNDS (0.60%)
Money Center Banks (0.60%)
BNY Institutional Cash Reserve Fund (f)                          3,447,051                              3,447,051
                                                                                               -------------------
TOTAL MONEY MARKET FUNDS                                                                    $           3,447,051
                                                                                               -------------------
Total Investments                                                                           $         576,627,637
Liabilities in Excess of Other Assets, Net - (0.58)%                                                  (3,334,451)
                                                                                               -------------------
TOTAL NET ASSETS - 100.00%                                                                  $         573,293,186

                                                                                               ===================
                                                                                               -------------------

                                                                                               ===================

     (a)  Security is illiquid.

     (b)  Non-Income Producing Security

     (c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $57,467 or 0.01% of net assets.

     (d) Security or a portion of the security was on loan at the end of the period.

     (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,018,094 or 0.18% of net assets.

(f)    Security was purchased with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $          67,208,103
Unrealized Depreciation                                        (8,059,718)
                                                        -------------------
Net Unrealized Appreciation (Depreciation)                      59,148,385
Cost for federal income tax purposes                           517,479,252


Portfolio Summary (unaudited)
------------------------------------------------------- -------------------
Sector                                                             Percent
------------------------------------------------------- -------------------
Financial                                                           33.55%
Consumer, Non-cyclical                                              13.44%
Communications                                                      13.06%
Industrial                                                           9.55%
Energy                                                               8.31%
Technology                                                           5.71%
Consumer, Cyclical                                                   5.50%
Utilities                                                            4.55%
Government                                                           4.46%
Basic Materials                                                      2.45%
Liabilities in Excess of Other Assets, Net                        (-0.58%)
                                                        -------------------
TOTAL NET ASSETS                                                   100.00%
                                                        ===================





Schedule of Investments
March 31, 2007 (unaudited)
Equity Value Account
                                                         Shares
                                                            Held                    Value
                                                        ----------- -------- -------------------
COMMON STOCKS (97.42%)
Aerospace & Defense (0.91%)
Northrop Grumman Corp                                         840        $              62,345
                                                                             -------------------

Apparel Manufacturers (1.34%)
Liz Claiborne Inc (a)                                        1,070                       45,850
VF Corp                                                        560                       46,267
                                                                             -------------------
                                                                              92,117
                                                                             -------------------
Applications Software (1.48%)
Microsoft Corp                                               3,660                      102,004
                                                                             -------------------

Beverages - Non-Alcoholic (1.85%)
Coca-Cola Co/The                                             1,590                       76,320
Pepsi Bottling Group Inc                                     1,600                       51,024
                                                                             -------------------
                                                                             127,344
                                                                             -------------------
Chemicals - Diversified (2.07%)
EI Du Pont de Nemours & Co                                   1,290                       63,765
PPG Industries Inc                                           1,120                       78,747
                                                                             -------------------
                                                                             142,512
                                                                             -------------------
Commercial Services - Finance (0.50%)
H&R Block Inc (a)                                            1,640                       34,506
                                                                             -------------------

Computers (2.52%)
Hewlett-Packard Co                                           2,320                       93,125
International Business Machines Corp                           850                       80,121
                                                                             -------------------
                                                                             173,246
                                                                             -------------------
Data Processing & Management (0.53%)
Fiserv Inc (b)                                                 680                       36,081
                                                                             -------------------

Diversified Manufacturing Operations (5.07%)
Dover Corp                                                     940                       45,882
General Electric Co                                          3,220                      113,859
Ingersoll-Rand Co Ltd                                        1,420                       61,585
Parker Hannifin Corp                                           530                       45,744
Tyco International Ltd                                       2,580                       81,399
                                                                             -------------------
                                                                             348,469
                                                                             -------------------
Electric - Integrated (2.93%)
Exelon Corp                                                  1,580                      108,562
PPL Corp                                                     2,270                       92,843
                                                                             -------------------
                                                                             201,405
                                                                             -------------------
Electronic Components - Semiconductors (0.41%)
Intel Corp                                                   1,490                       28,504
                                                                             -------------------


Enterprise Software & Services (0.60%)
Oracle Corp (b)                                              2,260                       40,974
                                                                             -------------------

Fiduciary Banks (0.94%)
Bank of New York Co Inc/The                                  1,590                       64,474
                                                                             -------------------

Finance - Investment Banker & Broker (10.16%)
Citigroup Inc                                                6,180                      317,281
JPMorgan Chase & Co                                          3,340                      161,589
Merrill Lynch & Co Inc                                       1,290                      105,354
Morgan Stanley                                               1,440                      113,415
                                                                             -------------------
                                                                             697,639
                                                                             -------------------
Finance - Mortgage Loan/Banker (2.32%)
Freddie Mac                                                  2,680                      159,433
                                                                             -------------------

Financial Guarantee Insurance (0.57%)
MGIC Investment Corp                                           660                       38,887
                                                                             -------------------

Food - Miscellaneous/Diversified (1.23%)
Unilever NV                                                  2,880                       84,154
                                                                             -------------------

Food - Retail (1.26%)
Kroger Co/The                                                3,060                       86,445
                                                                             -------------------

Forestry (1.08%)
Weyerhaeuser Co                                                990                       73,993
                                                                             -------------------

Gas - Distribution (0.60%)
NiSource Inc                                                 1,680                       41,059
                                                                             -------------------

Home Decoration Products (0.65%)
Newell Rubbermaid Inc                                        1,430                       44,459
                                                                             -------------------

Insurance Brokers (0.55%)
Marsh & McLennan Cos Inc                                     1,280                       37,491
                                                                             -------------------

Life & Health Insurance (0.62%)
Torchmark Corp                                                 650                       42,633
                                                                             -------------------

Machinery - Construction & Mining (0.48%)
Caterpillar Inc                                                490                       32,845
                                                                             -------------------

Machinery - Farm (0.76%)
Deere & Co                                                     480                       52,147
                                                                             -------------------

Medical - Biomedical/Gene (0.34%)
Amgen Inc (b)                                                  420                       23,470
                                                                             -------------------

Medical - Drugs (5.99%)
Abbott Laboratories                                          1,880                      104,904
Eli Lilly & Co                                                 730                       39,208
Merck & Co Inc                                               1,050                       46,379
Pfizer Inc                                                   5,120                      129,331
Wyeth                                                        1,830                       91,555
                                                                             -------------------
                                                                             411,377
                                                                             -------------------

Medical Laboratory & Testing Service (0.26%)
Quest Diagnostics Inc                                          360                       17,953
                                                                             -------------------

Medical Products (1.37%)
Johnson & Johnson                                            1,560                       94,006
                                                                             -------------------

Multi-Line Insurance (5.07%)
Allstate Corp/The                                            1,390                       83,484
American International Group Inc                             1,820                      122,340
Hartford Financial Services Group Inc                          840                       80,287
Loews Corp                                                   1,360                       61,785
                                                                             -------------------
                                                                             347,896
                                                                             -------------------
Multimedia (2.53%)
Time Warner Inc                                              6,040                      119,109
Viacom Inc (b)                                               1,330                       54,676
                                                                             -------------------
                                                                             173,785
                                                                             -------------------
Non-Hazardous Waste Disposal (0.56%)
Waste Management Inc                                         1,120                       38,539
                                                                             -------------------

Office Automation & Equipment (0.61%)
Xerox Corp (b)                                               2,500                       42,225
                                                                             -------------------

Oil Company - Exploration & Production (0.80%)
Anadarko Petroleum Corp                                        530                       22,780
Devon Energy Corp                                              460                       31,841
                                                                             -------------------
                                                                              54,621
                                                                             -------------------
Oil Company - Integrated (12.22%)
Chevron Corp                                                 2,750                      203,390
ConocoPhillips                                               1,960                      133,966
Exxon Mobil Corp                                             4,310                      325,189
Royal Dutch Shell PLC ADR                                    2,670                      177,021
                                                                             -------------------
                                                                             839,566
                                                                             -------------------
Oil Field Machinery & Equipment (0.27%)
National Oilwell Varco Inc (a)(b)                              240                       18,670
                                                                             -------------------

Printing - Commercial (0.68%)
RR Donnelley & Sons Co                                       1,280                       46,835
                                                                             -------------------

Publicly Traded Investment Fund (2.75%)
SPDR Trust Series 1 (a)                                      1,330                      188,926
                                                                             -------------------

Publishing - Newspapers (1.07%)
Gannett Co Inc                                               1,300                       73,177
                                                                             -------------------

Regional Banks (9.59%)
Bank of America Corp                                         4,500                      229,590
National City Corp (a)                                       1,180                       43,955
PNC Financial Services Group Inc                               610                       43,902
US Bancorp                                                   2,690                       94,069
Wachovia Corp                                                1,900                      104,595
Wells Fargo & Co                                             4,140                      142,540
                                                                             -------------------
                                                                             658,651
                                                                             -------------------
Retail - Apparel & Shoe (0.52%)
Gap Inc/The                                                  2,080                       35,797
                                                                             -------------------


Retail - Building Products (0.75%)
Home Depot Inc                                               1,400                       51,436
                                                                             -------------------

Retail - Discount (0.91%)
Wal-Mart Stores Inc                                          1,330                       62,443
                                                                             -------------------

Retail - Restaurants (0.94%)
McDonald's Corp                                              1,430                       64,421
                                                                             -------------------

Savings & Loans - Thrifts (1.11%)
Washington Mutual Inc                                        1,880                       75,914
                                                                             -------------------

Semiconductor Equipment (0.26%)
Applied Materials Inc                                          970                       17,770
                                                                             -------------------

Steel - Producers (0.46%)
Nucor Corp                                                     490                       31,914
                                                                             -------------------

Telephone - Integrated (5.24%)
AT&T Inc                                                     5,280                      208,190
Sprint Nextel Corp                                           3,230                       61,241
Verizon Communications Inc                                   2,390                       90,629
                                                                             -------------------
                                                                             360,060
                                                                             -------------------
Tobacco (1.46%)
Altria Group Inc (a)                                         1,140                      100,103
                                                                             -------------------

Wireless Equipment (0.23%)
Motorola Inc                                                   880                       15,550
                                                                             -------------------
TOTAL COMMON STOCKS                                                       $           6,690,271
                                                                             -------------------
                                                      Principal
                                                        Amount                   Value
                                                        ----------- -------- -------------------
MONEY MARKET FUNDS (4.65%)
Money Center Banks (4.65%)
BNY Institutional Cash Reserve Fund (c)                    319,375                      319,375
                                                                             -------------------
TOTAL MONEY MARKET FUNDS                                                  $             319,375
                                                                             -------------------
Total Investments                                                         $           7,009,646
Liabilities in Excess of Other Assets, Net - (2.07%)                                  (142,120)
                                                                             -------------------
TOTAL NET ASSETS - 100.00%                                                $           6,867,526
                                                                             ===================
                                                                             -------------------

                                                                             ===================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $             995,964
Unrealized Depreciation                                          (85,160)
                                                       -------------------
Net Unrealized Appreciation (Depreciation)                        910,804
Cost for federal income tax purposes                            6,098,842


Portfolio Summary (unaudited)
------------------------------------------------------ -------------------
Sector                                                            Percent
------------------------------------------------------ -------------------
Financial                                                          35.56%
Consumer, Non-cyclical                                             14.94%
Energy                                                             13.29%
Communications                                                      9.07%
Industrial                                                          7.78%
Technology                                                          6.42%
Consumer, Cyclical                                                  5.11%
Basic Materials                                                     3.62%
Utilities                                                           3.53%
Funds                                                               2.75%
Liabilities in Excess of Other Assets, Net                       (-2.07%)
                                                       -------------------
TOTAL NET ASSETS                                                  100.00%
                                                       ===================


chedule of Investments
March 31, 2007 (unaudited)
Government & High Quality Bond Account
                                                                          Principal
                                                                            Amount                Value
                                                                       ----------- ----- -------------------
BONDS (69.53%)
Asset Backed Securities (6.87%)
Argent Securities Inc
5.44%, 4/25/2036 (a)(b)                                             $   4,500,000     $           4,496,007
Chase Funding Mortgage Loan Asset-Backed Certificates
5.61%, 9/25/2033 (b)                                                      200,941                   201,162
5.55%, 12/25/2033 (a)(b)                                                  319,400                   319,616
Countrywide Asset-Backed Certificates
5.70%, 3/25/2033 (b)                                                      241,006                   241,095
5.49%, 6/25/2037 (a)(b)                                                 1,500,000                 1,497,368
Credit-Based Asset Servicing and Securities
5.49%, 3/25/2036 (a)(b)                                                 1,500,000                 1,497,286
Long Beach Mortgage Loan Trust
5.43%, 10/25/2036 (a)(b)                                                4,000,000                 3,997,473
Park Place Securities Inc
5.68%, 1/25/2033 (b)                                                      202,555                   202,562
Popular ABS Mortgage Pass-Through Trust
5.58%, 9/25/2035 (b)                                                    3,000,000                 3,000,900
Saxon Asset Securities Trust
5.48%, 3/25/2036 (a)(b)                                                 4,000,000                 3,998,822
Structured Asset Investment Loan Trust
5.64%, 11/25/2034 (a)(b)                                                  146,878                   146,884
5.54%, 1/25/2036 (a)(b)                                                 1,500,000                 1,500,880
                                                                                         -------------------
                                                                                      21,100,055
                                                                                         -------------------
Credit Card Asset Backed Securities (0.72%)
Discover Card Master Trust I
5.34%, 5/15/2011 (b)                                                    2,200,000                 2,200,720
                                                                                         -------------------

Federal & Federally Sponsored Credit (0.97%)
Federal Farm Credit Bank
2.63%, 9/17/2007                                                        3,000,000                 2,965,158
                                                                                         -------------------

Finance - Mortgage Loan/Banker (33.28%)
Fannie Mae
5.25%, 8/ 1/2012 (c)                                                    8,950,000                 9,052,827
5.62%, 10/25/2018 (a)(b)                                                  908,364                   912,048
5.00%, 8/25/2026                                                        2,480,286                 2,466,003
6.63%, 11/15/2030 (c)                                                     550,000                   648,317
5.52%, 4/25/2034 (b)                                                    5,323,715                 5,323,707
0.13%, 3/25/2036                                                       23,545,532                   347,162
6.50%, 3/25/2037 (d)                                                    2,000,000                 2,089,920
Fannie Mae Grantor Trust
5.50%, 9/25/2011                                                        3,250,000                 3,327,956
5.34%, 4/25/2012                                                        3,500,000                 3,561,207
5.41%, 5/25/2035 (b)                                                    1,860,139                 1,855,476
5.40%, 7/25/2035 (b)                                                       24,399                    24,397
5.47%, 9/25/2035 (b)                                                    3,500,000                 3,503,345

Finance - Mortgage Loan/Banker
Fannie Mae Whole Loan
5.47%, 5/25/2035 (b)                                                    2,128,893                 2,132,660
Federal Home Loan Bank System
2.63%, 5/15/2007 (e)                                                    7,000,000                 6,977,838
5.46%, 11/27/2015 (d)                                                   2,366,078                 2,372,065
Freddie Mac
4.25%, 4/ 5/2007                                                        6,500,000                 6,499,402
4.13%, 7/12/2010                                                        1,200,000                 1,175,426
4.88%, 11/15/2013                                                       3,200,000                 3,192,624
5.75%, 6/27/2016 (c)                                                    1,900,000                 1,971,495
4.50%, 7/15/2017                                                        4,800,000                 4,688,265
5.62%, 6/15/2018 (b)                                                    3,743,149                 3,752,617
5.72%, 7/15/2023 (b)                                                    3,431,134                 3,447,461
5.52%, 4/15/2030 (b)                                                    4,810,774                 4,811,425
5.50%, 9/15/2031 (b)                                                    1,075,000                 1,071,703
Ginnie Mae
4.51%, 6/ 6/2011 (d)                                                    1,900,000                 1,872,391
1.83%, 10/16/2012 (b)                                                  79,667,166                 3,401,852
3.89%, 7/16/2026                                                        1,290,934                 1,254,634
5.08%, 1/16/2030 (b)                                                    1,242,423                 1,238,970
3.96%, 6/16/2031 (d)                                                    1,900,000                 1,841,219
4.26%, 2/16/2032                                                        1,839,176                 1,797,161
0.95%, 6/17/2045 (b)                                                   27,649,564                 1,494,191
0.47%, 11/16/2045                                                       3,344,170                   188,986
1.14%, 5/16/2046 (b)                                                    8,560,414                   521,179
1.06%, 10/16/2046                                                      12,459,977                   863,225
1.13%, 2/16/2047 (d)                                                   15,126,000                   964,282
0.85%, 3/ 6/2047 (d)                                                   14,500,000                   949,297
SLM Student Loan Trust
5.45%, 10/25/2016 (b)                                                   5,875,000                 5,880,640
5.54%, 9/17/2018 (b)                                                    4,700,000                 4,717,039
                                                                                         -------------------
                                                                                     102,190,412
                                                                                         -------------------
Home Equity - Other (8.65%)
ACE Securities Corp
5.53%, 9/25/2035 (a)(b)                                                 2,200,000                 2,198,026
American Home Mortgage Investment Trust
5.51%, 11/25/2030 (a)(b)                                                2,324,892                 2,326,029
Asset Backed Securities Corp Home Equity
5.61%, 3/25/2035 (a)(b)                                                   187,897                   187,957
5.42%, 7/25/2036 (a)                                                    2,900,000                 2,898,940
Chase Funding Loan Acquisition Trust
5.68%, 6/25/2034 (b)                                                      264,402                   264,595
First NLC Trust
5.55%, 5/25/2035 (b)                                                    1,433,537                 1,433,671
JP Morgan Mortgage Acquisition Corp
5.58%, 7/25/2035 (a)(b)                                                 4,600,000                 4,609,511
Morgan Stanley Home Equity Loans
5.49%, 2/25/2036 (a)(b)                                                 4,750,000                 4,748,456
Nomura Home Equity Loan Inc
5.54%, 5/25/2035 (a)(b)                                                 2,375,000                 2,376,312
Residential Asset Securities Corp
5.48%, 7/25/2035 (b)                                                    3,525,608                 3,526,458
Soundview Home Equity Loan Trust
5.41%, 7/25/2036 (b)                                                    2,000,000                 1,999,994
                                                                                         -------------------
                                                                                      26,569,949
                                                                                         -------------------
Mortgage Backed Securities (19.04%)
Banc of America Commercial Mortgage Inc
4.73%, 7/10/2043 (b)                                                    2,500,000                 2,392,849

Mortgage Backed Securities
Banc of America Funding Corp
5.40%, 7/20/2036 (a)(b)                                                 2,246,953                 2,243,713
5.60%, 7/20/2036 (a)(b)                                                 1,353,943                 1,356,724
Bear Stearns Alt-A-Trust
5.49%, 8/25/2036 (a)(d)                                                 1,000,000                 1,000,000
Bear Stearns Mortgage Funding Trust
5.53%, 7/25/2036 (a)(b)(d)                                                967,786                   967,781
Commercial Mortgage Pass Through Certificates
0.05%, 12/10/2046 (b)                                                  20,480,000                   260,809
Credit Suisse Mortgage Capital Certificates
0.06%, 12/15/2039                                                      13,277,269                   233,730
CS First Boston Mortgage Securities Corp
0.43%, 11/15/2036 (b)(f)                                               10,981,014                   457,410
0.17%, 1/15/2037 (b)(f)                                                10,028,512                   245,051
GE Capital Commercial Mortgage Corp
5.33%, 11/10/2045 (b)                                                   3,500,000                 3,513,848
G-Force LLC
5.62%, 12/25/2039 (b)(f)                                                2,300,000                 2,299,975
Greenwich Capital Commercial Funding Corp
5.22%, 4/10/2037                                                        3,500,000                 3,477,368
0.51%, 3/10/2039 (f)                                                   44,095,000                 1,109,267
GS Mortgage Securities Corp
0.65%, 11/10/2039                                                      23,885,904                 1,062,060
Impac CMB Trust
5.63%, 4/25/2035 (b)                                                    1,264,307                 1,265,599
Impac Secured Assets CMN Owner Trust
5.59%, 12/25/2031 (b)                                                     749,679                   753,598
JP Morgan Chase Commercial Mortgage Securities
0.33%, 9/12/2037 (b)                                                   73,455,467                   991,671
JP Morgan Mortgage Trust
4.95%, 11/25/2035 (b)                                                   2,250,000                 2,262,176
5.31%, 4/25/2036 (b)                                                    1,220,287                 1,220,777
5.97%, 8/25/2036 (b)                                                    1,825,000                 1,865,190
6.00%, 8/25/2036 (b)                                                    2,591,840                 2,584,300
5.58%, 10/25/2036 (b)                                                   3,700,000                 3,716,535
5.87%, 1/25/2037                                                        4,279,233                 4,288,177
LB-UBS Commercial Mortgage Trust
0.06%, 11/15/2038 (b)(f)                                               10,419,582                   185,356
0.72%, 11/15/2038 (b)(f)                                                3,623,116                   179,883
0.06%, 2/15/2040 (f)                                                    5,950,000                    72,785
0.48%, 2/15/2040                                                        7,460,000                   267,289
0.76%, 7/15/2040 (b)                                                   84,799,472                 2,451,273
Merrill Lynch Mortgage Trust
5.66%, 5/12/2039 (b)                                                    2,000,000                 2,053,756
0.57%, 5/12/2043                                                       38,096,152                   968,896
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.74%, 8/12/2048                                                       26,965,000                 1,154,666
0.05%, 12/12/2049 (b)                                                  39,897,303                   602,765
Morgan Stanley Capital I
0.37%, 8/13/2042                                                       142,521,891                2,640,232
0.04%, 12/15/2043 (b)(f)                                               21,501,784                   295,637
Residential Accredit Loans Inc
5.47%, 2/25/2037 (a)(d)                                                 2,250,000                 2,250,000
Wachovia Bank Commercial Mortgage Trust
0.64%, 5/15/2044 (b)(f)                                                75,345,651                 1,839,737

Mortgage Backed Securities
Washington Mutual Alternative Mortgage
5.60%, 6/25/2046 (a)(b)                                                 3,916,200                 3,923,748
                                                                                         -------------------
                                                                                      58,454,631
                                                                                         -------------------
TOTAL BONDS                                                                           $         213,480,925
                                                                                         -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (64.79%)
Federal Home Loan Mortgage Corporation (FHLMC) (22.46%)
5.00%, 10/ 1/2025                                                       3,544,294                 3,456,534
5.00%, 4/ 1/2037 (g)                                                   13,895,000                13,426,044
5.50%, 4/ 1/2037 (g)                                                   13,630,000                13,485,181
6.00%, 4/ 1/2037 (g)                                                   14,000,000                14,109,368
6.00%, 1/ 1/2009                                                           80,980                    81,125
6.00%, 2/ 1/2009                                                           21,243                    21,274
6.00%, 7/ 1/2009                                                          131,931                   132,373
6.50%, 6/ 1/2017                                                          568,856                   583,030
6.00%, 7/ 1/2017                                                          311,936                   317,546
5.50%, 4/ 1/2018                                                          821,271                   825,005
6.50%, 6/ 1/2018                                                           41,092                    42,494
6.50%, 8/ 1/2021                                                           46,903                    48,415
7.00%, 9/ 1/2023                                                           60,495                    62,730
6.00%, 12/ 1/2023                                                          73,763                    74,690
7.00%, 12/ 1/2023                                                          36,758                    38,194
7.00%, 1/ 1/2024                                                           33,169                    34,472
5.50%, 2/ 1/2024                                                           84,786                    84,452
5.50%, 3/ 1/2024                                                           51,815                    51,639
6.50%, 4/ 1/2024                                                           50,661                    51,973
6.00%, 8/ 1/2025                                                           53,099                    53,794
6.00%, 1/ 1/2026                                                           22,871                    23,170
6.50%, 4/ 1/2026                                                           43,315                    44,509
6.50%, 5/ 1/2026                                                           89,115                    91,502
7.00%, 9/ 1/2027                                                           44,020                    45,788
6.50%, 12/ 1/2027                                                          46,532                    47,999
6.50%, 1/ 1/2028                                                           32,644                    33,673
7.00%, 2/ 1/2028                                                           10,490                    10,911
6.50%, 3/ 1/2028                                                           37,669                    38,855
7.00%, 4/ 1/2028                                                          195,618                   203,528
7.00%, 5/ 1/2028                                                           30,015                    31,228
7.00%, 8/ 1/2028                                                           65,368                    68,012
6.50%, 9/ 1/2028                                                           80,337                    82,866
6.50%, 10/ 1/2028                                                         212,094                   218,771
6.50%, 11/ 1/2028                                                          53,199                    54,874
6.50%, 12/ 1/2028                                                         110,055                   113,520
7.50%, 10/ 1/2030                                                         105,471                   110,326
8.00%, 10/ 1/2030                                                         128,772                   135,547
7.50%, 2/ 1/2031                                                          111,938                   117,091
6.50%, 7/ 1/2031                                                          174,507                   179,674
6.50%, 8/ 1/2031                                                           52,666                    54,225
6.50%, 10/ 1/2031                                                          73,163                    75,329
7.00%, 10/ 1/2031                                                          98,807                   102,643
6.00%, 12/ 1/2031                                                         294,341                   298,525
6.50%, 12/ 1/2031                                                         240,453                   247,572
6.50%, 2/ 1/2032                                                          234,391                   241,331
6.50%, 5/ 1/2032                                                          499,341                   513,247
6.50%, 8/ 1/2032                                                        2,031,324                 2,087,893
5.00%, 12/ 1/2032                                                       1,565,381                 1,517,411
5.50%, 3/ 1/2033                                                        2,936,471                 2,912,536
5.00%, 6/ 1/2033                                                        5,124,849                 4,965,889
6.00%, 8/ 1/2036                                                        3,296,064                 3,322,618
6.50%, 11/ 1/2036                                                       1,045,136                 1,065,841

Federal Home Loan Mortgage Corporation (FHLMC)
4.84%, 9/ 1/2032 (b)                                                      292,092                   295,962
5.67%, 9/ 1/2033 (b)                                                      304,802                   309,492
5.83%, 2/ 1/2034 (b)                                                      755,585                   770,406
4.69%, 8/ 1/2035 (b)                                                    1,575,983                 1,551,709
                                                                                         -------------------
                                                                                      68,964,806
                                                                                         -------------------
Federal National Mortgage Association (FNMA) (19.37%)
4.50%, 4/ 1/2022 (g)                                                    3,120,000                 3,019,573
5.00%, 4/ 1/2037 (g)                                                    2,785,000                 2,690,137
5.50%, 4/ 1/2037 (g)                                                    9,975,000                 9,869,016
6.00%, 4/ 1/2037 (g)                                                    2,520,000                 2,538,114
7.00%, 4/ 1/2037 (g)                                                      500,000                   515,625
6.00%, 2/ 1/2009                                                           65,542                    65,604
6.50%, 6/ 1/2016                                                          230,355                   236,122
6.00%, 8/ 1/2016                                                          395,710                   402,828
5.50%, 8/ 1/2017                                                          772,426                   776,229
6.50%, 8/ 1/2017                                                          451,989                   463,035
5.00%, 1/ 1/2018                                                        2,271,840                 2,247,432
5.50%, 1/ 1/2018                                                        1,414,727                 1,421,692
5.50%, 7/ 1/2019                                                          426,845                   428,466
5.50%, 8/ 1/2019                                                        1,189,634                 1,194,151
5.50%, 9/ 1/2019                                                          653,323                   655,804
5.50%, 10/ 1/2019                                                         225,900                   226,758
7.50%, 4/ 1/2022                                                           38,499                    40,318
6.00%, 6/ 1/2022                                                          335,654                   341,312
6.00%, 11/ 1/2023                                                          37,283                    37,728
6.50%, 11/ 1/2023                                                         109,510                   112,383
5.50%, 5/ 1/2024                                                          277,617                   276,364
6.50%, 5/ 1/2024                                                           86,163                    88,436
6.50%, 7/ 1/2025                                                           19,619                    20,133
6.50%, 8/ 1/2025                                                          108,553                   111,545
6.50%, 2/ 1/2026                                                           28,002                    28,780
6.00%, 3/ 1/2026                                                           10,856                    11,021
6.50%, 3/ 1/2026                                                           18,265                    18,773
6.50%, 5/ 1/2026                                                           41,166                    42,311
6.50%, 6/ 1/2026                                                           18,176                    18,681
7.00%, 1/ 1/2027                                                           22,885                    23,835
7.50%, 7/ 1/2027                                                           20,387                    21,384
7.00%, 11/ 1/2027                                                          20,431                    21,284
6.50%, 7/ 1/2028                                                           24,122                    24,888
6.50%, 9/ 1/2028                                                           26,107                    26,936
6.00%, 11/ 1/2028                                                         199,628                   202,671
7.00%, 10/ 1/2029                                                         187,353                   195,267
7.00%, 6/ 1/2030                                                           51,229                    53,516
8.00%, 6/ 1/2030                                                           16,984                    17,939
7.00%, 5/ 1/2031                                                          137,003                   142,779
7.50%, 5/ 1/2031                                                          152,059                   159,147
6.50%, 9/ 1/2031                                                          353,027                   363,629
6.00%, 12/ 1/2031                                                         232,803                   235,958
4.62%, 12/ 1/2032 (b)                                                     907,052                   913,970
6.00%, 1/ 1/2033                                                          861,445                   872,278
5.50%, 9/ 1/2033                                                        9,145,371                 9,070,431
5.14%, 12/ 1/2033 (b)                                                   1,489,536                 1,476,707
3.68%, 7/ 1/2034 (b)                                                      517,853                   519,774
4.89%, 9/ 1/2034 (b)                                                    3,104,369                 3,107,558
4.72%, 2/ 1/2035 (b)                                                    2,829,670                 2,785,984
4.73%, 4/ 1/2035 (b)                                                    2,523,570                 2,475,695
5.08%, 8/ 1/2035 (b)                                                    4,054,356                 4,054,481
5.72%, 2/ 1/2036 (b)                                                      501,908                   504,490

Federal National Mortgage Association (FNMA)
5.00%, 3/ 1/2036                                                        1,890,385                 1,826,347
5.79%, 6/ 1/2036 (b)(d)                                                   284,152                   285,200
6.50%, 8/ 1/2036                                                          892,371                   910,330
6.50%, 12/ 1/2036                                                       1,254,175                 1,279,416
                                                                                         -------------------
                                                                                      59,470,265
                                                                                         -------------------
Government National Mortgage Association (GNMA) (4.01%)
5.00%, 9/15/2033                                                           65,014                    63,366
5.50%, 11/15/2033                                                         396,391                   394,738
5.50%, 4/ 1/2037 (g)                                                    3,170,000                 3,152,169
7.00%, 1/15/2024                                                           18,159                    18,985
7.00%, 12/15/2027                                                          49,929                    52,252
7.00%, 3/15/2028                                                          290,608                   304,003
7.00%, 5/15/2028                                                          154,557                   161,681
7.00%, 5/15/2031                                                           69,107                    72,294
7.00%, 9/15/2031                                                          220,557                   230,636
7.00%, 6/15/2032                                                          637,273                   666,554
5.00%, 2/15/2034                                                        3,378,951                 3,293,357
6.00%, 5/20/2024                                                          179,227                   181,619
6.00%, 6/20/2024                                                          292,531                   296,435
6.00%, 11/20/2025                                                          61,997                    62,842
6.50%, 12/20/2025                                                          43,844                    44,984
6.50%, 1/20/2026                                                          101,171                   103,860
6.00%, 2/20/2026                                                           40,659                    41,309
6.50%, 2/20/2026                                                           74,092                    76,061
6.00%, 4/20/2026                                                           57,368                    58,284
6.00%, 5/20/2026                                                           26,513                    26,937
6.00%, 6/20/2026                                                           77,161                    78,394
6.00%, 7/20/2026                                                           21,444                    21,786
6.00%, 9/20/2026                                                           57,923                    58,843
6.00%, 3/20/2027                                                          151,582                   153,990
6.00%, 1/20/2028                                                           60,995                    61,953
6.00%, 3/20/2028                                                           27,038                    27,463
6.00%, 6/20/2028                                                          145,568                   147,855
6.00%, 7/20/2028                                                           95,854                    97,360
6.00%, 3/20/2029                                                          170,209                   172,887
6.00%, 7/20/2029                                                          189,915                   192,844
5.50%, 5/20/2035                                                        2,009,985                 1,997,032
                                                                                         -------------------
                                                                                      12,312,773
                                                                                         -------------------
U.S. Treasury (11.30%)
4.13%, 8/15/2010 (c)                                                   11,000,000                10,861,642
4.25%, 10/15/2010 (c)                                                   5,850,000                 5,798,128
4.25%, 8/15/2014 (c)                                                    4,000,000                 3,910,156
4.13%, 5/15/2015 (c)                                                    4,500,000                 4,346,015
6.88%, 8/15/2025 (c)                                                    5,500,000                 6,783,045
5.38%, 2/15/2031 (c)                                                    2,800,000                 2,985,063
                                                                                         -------------------
                                                                                      34,684,049
                                                                                         -------------------
U.S. Treasury Inflation-Indexed Obligations (5.08%)
3.88%, 1/15/2009 (c)                                                    6,171,200                 6,396,591
3.00%, 7/15/2012 (c)                                                    8,781,084                 9,204,358
                                                                                         -------------------
                                                                                      15,600,949
                                                                                         -------------------
U.S. Treasury Strip (2.57%)
0.00%, 11/15/2015 (c)(h)                                                1,750,000                 1,171,572
0.00%, 5/15/2020 (c)(h)                                                10,500,000                 5,521,163
0.00%, 8/15/2025 (c)(h)                                                 3,000,000                 1,206,651
                                                                                         -------------------
                                                                                       7,899,386
                                                                                         -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                 $         198,932,228
                                                                                         -------------------

SHORT TERM INVESTMENTS (3.75%)
Commercial Paper (3.75%)
BP Capital Markets PLC
5.40%, 4/ 2/2007 (a)                                                    3,250,000                 3,249,512
Investment in Joint Trading Account; Federal Home Loan Bank
5.00%, 4/ 2/2007                                                        8,265,088                 8,263,941
                                                                                         -------------------
                                                                                      11,513,453
                                                                                         -------------------
TOTAL SHORT TERM INVESTMENTS                                                          $          11,513,453
                                                                                         -------------------
MONEY MARKET FUNDS (6.57%)
Money Center Banks (6.57%)
BNY Institutional Cash Reserve Fund (a)                                20,190,731                20,190,731
                                                                                         -------------------
TOTAL MONEY MARKET FUNDS                                                              $          20,190,731
                                                                                         -------------------
Total Investments                                                                     $         444,117,337
Liabilities in Excess of Other Assets, Net - (44.64)%                                         (137,068,782)
                                                                                         -------------------
TOTAL NET ASSETS - 100.00%                                                            $         307,048,555
                                                                                         ===================
                                                                                         -------------------

                                                                                         ===================

     (a)  Security was purchased with the cash proceeds from securities loans.

     (b)  Variable Rate

     (c) Security or a portion of the security was on loan at the end of the period.

     (d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $14,592,155 or 4.75% of net assets.

     (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $498,417 or 0.16% of net assets.

     (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $6,685,101 or 2.18% of net assets.

     (g) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

     (h)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $           1,468,987
Unrealized Depreciation                                         (2,931,324)
                                                         -------------------
Net Unrealized Appreciation (Depreciation)                      (1,462,337)
Cost for federal income tax purposes                            445,579,674

                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                  Unrealized
                                                Notional         Appreciation/
Description                                      Amount          (Depreciation)
---------------------------------------------- ---------------------------------
Receive a monthly return equal to the
Lehman Erisa Eligible CMBS Index and
pay monthly a floating rate based on
1-month LIBOR less 10 basis points
with Wachovia Bank.  Expires April 2007.  $   1,850,000        $        (5,979)


                          SCHEDULE OF FUTURES CONTRACTS
                                                                         Current         Unrealized
                                           Number      Original           Market       Appreciation/
                                              of
Type                                       Contracts     Value            Value        (Depreciation)
------------------------------------------ --------- --------------- -------------------
Buy:
Call Option; U.S. 10 Year Note;
Strike Price 112; May 2007                    75            $12,704            $2,344     $10,360
U.S. 2 Year Note; June 2007                   95         19,449,375        19,464,609      15,234
Sell:
90 Day Euro; June 2007                       193         45,761,126        45,709,638      51,488
U.S. 10 Year Note; June 2007                 205         22,230,390        22,165,625      64,765
U.S. 5 Year Note; June 2007                   60          6,357,188         6,347,813       9,375

Portfolio Summary (unaudited)
--------------------------------------------------------------------------------------------------
Sector                                                                                    Percent
--------------------------------------------------------------------------------------------------
Mortgage Securities                                                                        83.14%
Government                                                                                 33.02%
Asset Backed Securities                                                                    20.84%
Financial                                                                                   6.58%
Energy                                                                                      1.06%
Liabilities in Excess of Other Assets, Net                                              (-44.64%)
                                                                                      ------------
TOTAL NET ASSETS                                                                          100.00%
                                                                                      ============

Other Assets Summary (unaudited)
--------------------------------------------------------------------------------------------------
Asset Type                                                                                Percent
--------------------------------------------------------------------------------------------------
Futures                                                                                    30.51%
Total Return Swaps                                                                          0.00%


Schedule of Investments
March 31, 2007 (unaudited)
Growth Account
                                                                              Shares
                                                                                Held                         Value
                                                                         ----------- ------------- -------------------
COMMON STOCKS (95.81%)
Advertising Sales (0.96%)
Lamar Advertising Co (a)                                                    67,400             $           4,244,178
                                                                                                   -------------------

Agricultural Chemicals (1.62%)
Potash Corp of Saskatchewan                                                  44,900                         7,180,857
                                                                                                   -------------------

Airlines (1.90%)
UAL Corp (a)(b)                                                             220,616                         8,420,913
                                                                                                   -------------------

Apparel Manufacturers (2.91%)
Guess ? Inc (a)                                                             149,460                         6,051,635
Polo Ralph Lauren Corp                                                       77,300                         6,813,995
                                                                                                   -------------------
                                                                                                12,865,630
                                                                                                   -------------------
Applications Software (2.95%)
Microsoft Corp                                                              469,000                        13,071,030
                                                                                                   -------------------

Beverages - Non-Alcoholic (3.34%)
Coca-Cola Co/The                                                            308,133                        14,790,384
                                                                                                   -------------------

Cable TV (1.27%)
Comcast Corp (a)(b)                                                         217,000                         5,631,150
                                                                                                   -------------------

Casino Hotels (1.36%)
Las Vegas Sands Corp (a)(b)                                                  69,700                         6,036,717
                                                                                                   -------------------

Commercial Services (2.05%)
Alliance Data Systems Corp (a)(b)                                           147,000                         9,058,140
                                                                                                   -------------------

Computer Services (1.44%)
Cognizant Technology Solutions Corp (a)(b)                                   72,000                         6,355,440
                                                                                                   -------------------

Computers (8.81%)
Apple Inc (b)                                                               171,522                        15,936,109
Hewlett-Packard Co                                                          334,200                        13,414,788
Research In Motion Ltd (a)(b)                                                40,900                         5,582,441
Sun Microsystems Inc (a)(b)                                                 678,000                         4,074,780
                                                                                                   -------------------
                                                                                                39,008,118
                                                                                                   -------------------
Cosmetics & Toiletries (2.94%)
Avon Products Inc                                                           115,000                         4,284,900
Procter & Gamble Co                                                         138,165                         8,726,502
                                                                                                   -------------------
                                                                                                13,011,402
                                                                                                   -------------------
Data Processing & Management (2.05%)
Fidelity National Information Services                                      102,000                         4,636,920

Data Processing & Management
Mastercard Inc                                                               41,834                         4,444,444
                                                                                                   -------------------
                                                                                                 9,081,364
                                                                                                   -------------------
E-Commerce - Services (1.42%)
eBay Inc (a)(b)                                                             189,500                         6,281,925
                                                                                                   -------------------

Electric Products - Miscellaneous (1.31%)
Emerson Electric Co                                                         134,500                         5,795,605
                                                                                                   -------------------

Fiduciary Banks (2.05%)
State Street Corp                                                           140,000                         9,065,000
                                                                                                   -------------------

Finance - Investment Banker & Broker (6.12%)
Goldman Sachs Group Inc/The                                                  64,700                        13,368,961
Morgan Stanley                                                              174,400                        13,735,744
                                                                                                   -------------------
                                                                                                27,104,705
                                                                                                   -------------------
Food - Confectionery (0.93%)
WM Wrigley Jr Co                                                             80,800                         4,115,144
                                                                                                   -------------------

Food - Miscellaneous/Diversified (0.27%)
ConAgra Foods Inc                                                            47,096                         1,173,161
                                                                                                   -------------------

Food - Retail (1.72%)
Safeway Inc                                                                 207,500                         7,602,800
                                                                                                   -------------------

Home Decoration Products (1.82%)
Newell Rubbermaid Inc                                                       258,600                         8,039,874
                                                                                                   -------------------

Hotels & Motels (1.23%)
Marriott International Inc                                                  111,000                         5,434,560
                                                                                                   -------------------

Instruments - Scientific (1.47%)
Thermo Fisher Scientific Inc (b)                                            139,000                         6,498,250
                                                                                                   -------------------

Machinery - Farm (0.98%)
Deere & Co                                                                   40,000                         4,345,600
                                                                                                   -------------------

Medical - Biomedical/Gene (3.09%)
Celgene Corp (a)(b)                                                          91,700                         4,810,582
Genentech Inc (a)(b)                                                        108,000                         8,868,960
                                                                                                   -------------------
                                                                                                13,679,542
                                                                                                   -------------------
Medical - Drugs (3.52%)
Abbott Laboratories                                                         184,000                        10,267,200
Shire PLC ADR (a)                                                            86,000                         5,323,400
                                                                                                   -------------------
                                                                                                15,590,600
                                                                                                   -------------------
Medical - Wholesale Drug Distribution (1.56%)
Cardinal Health Inc                                                          94,500                         6,893,775
                                                                                                   -------------------

Medical Instruments (2.74%)
Intuitive Surgical Inc (a)(b)                                                55,000                         6,686,350
St Jude Medical Inc (b)                                                     145,000                         5,453,450
                                                                                                   -------------------
                                                                                                12,139,800
                                                                                                   -------------------
Medical Products (2.62%)
Baxter International Inc                                                    220,100                        11,592,667
                                                                                                   -------------------


Networking Products (3.36%)
Cisco Systems Inc (b)                                                       581,500                        14,845,695
                                                                                                   -------------------

Oil Company - Exploration & Production (3.52%)
Apache Corp                                                                  99,100                         7,006,370
Devon Energy Corp                                                           124,000                         8,583,280
                                                                                                   -------------------
                                                                                                15,589,650
                                                                                                   -------------------
Pharmacy Services (1.03%)
Medco Health Solutions Inc (b)                                               63,000                         4,569,390
                                                                                                   -------------------

Retail - Drug Store (2.93%)
CVS/Caremark Corp                                                           380,000                        12,973,200
                                                                                                   -------------------

Retail - Major Department Store (1.59%)
Saks Inc (a)                                                                337,800                         7,039,752
                                                                                                   -------------------

Retail - Regional Department Store (1.68%)
Kohl's Corp (b)                                                              97,200                         7,446,492
                                                                                                   -------------------

Retail - Restaurants (2.22%)
McDonald's Corp                                                             218,300                         9,834,415
                                                                                                   -------------------

Steel - Specialty (1.79%)
Allegheny Technologies Inc                                                   74,379                         7,935,496
                                                                                                   -------------------

Therapeutics (3.66%)
Gilead Sciences Inc (b)                                                     211,500                        16,179,750
                                                                                                   -------------------

Web Portals (5.40%)
Google Inc (b)                                                               38,590                        17,680,394
Yahoo! Inc (a)(b)                                                           198,000                         6,195,420
                                                                                                   -------------------
                                                                                                23,875,814
                                                                                                   -------------------
Wireless Equipment (2.18%)
Qualcomm Inc (a)                                                            226,300                         9,653,958
                                                                                                   -------------------
TOTAL COMMON STOCKS                                                                             $         424,051,943
                                                                                                   -------------------
                                                                           Principal
                                                                            Amount                        Value
                                                                         ----------- ------------- -------------------
SHORT TERM INVESTMENTS (3.86%)
Commercial Paper (3.86%)
Investment in Joint Trading Account; HSBC Funding
5.40%, 4/ 2/2007                                                         17,066,748                        17,066,748
                                                                                                   -------------------
TOTAL SHORT TERM INVESTMENTS                                                                    $          17,066,748
                                                                                                   -------------------
MONEY MARKET FUNDS (18.23%)
Money Center Banks (18.23%)
BNY Institutional Cash Reserve Fund (c)                                  80,692,842                        80,692,842
                                                                                                   -------------------
TOTAL MONEY MARKET FUNDS                                                                        $          80,692,842
                                                                                                   -------------------
Total Investments                                                                               $         521,811,533
Liabilities in Excess of Other Assets, Net - (17.90)%                                                    (79,237,494)
                                                                                                   -------------------
TOTAL NET ASSETS - 100.00%                                                                      $         442,574,039
                                                                                                   ===================
                                                                                                   -------------------

                                                                                                   ===================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $          37,076,863
Unrealized Depreciation                                   (7,862,567)
                                                   -------------------
Net Unrealized Appreciation (Depreciation)                 29,214,296
Cost for federal income tax purposes                      492,597,237


Portfolio Summary (unaudited)
-------------------------------------------------- -------------------
Sector                                                        Percent
-------------------------------------------------- -------------------
Financial                                                      30.26%
Consumer, Non-cyclical                                         29.46%
Consumer, Cyclical                                             17.64%
Technology                                                     15.26%
Communications                                                 14.58%
Industrial                                                      3.76%
Energy                                                          3.52%
Basic Materials                                                 3.42%
Liabilities in Excess of Other Assets, Net                  (-17.90%)
                                                   -------------------
TOTAL NET ASSETS                                              100.00%
                                                   ===================

Schedule of Investments
March 31, 2007 (unaudited)
Income Account
                                                                               Principal
                                                                                Amount                  Value
                                                                            ----------- ------- -------------------
BONDS (64.68%)
Aerospace & Defense (0.66%)
Boeing Co
8.75%, 8/15/2021                                                         $   1,000,000       $           1,313,821
                                                                                                -------------------

Airlines (1.20%)
Continental Airlines Inc
6.80%, 7/ 2/2007                                                                31,134                      31,134
Southwest Airlines Co
9.15%, 7/ 1/2016                                                             2,000,000                   2,342,620
                                                                                                -------------------
                                                                                              2,373,754
                                                                                                -------------------
Cable TV (2.44%)
Comcast Cable Communications LLC
7.13%, 6/15/2013                                                             1,500,000                   1,625,560
Comcast Cable Holdings LLC
7.88%, 8/ 1/2013                                                               500,000                     559,899
COX Communications Inc
7.88%, 8/15/2009                                                             2,500,000                   2,648,448
                                                                                                -------------------
                                                                                              4,833,907
                                                                                                -------------------
Casino Hotels (2.91%)
155 East Tropicana LLC/155 East Tropica
8.75%, 4/ 1/2012 (a)                                                           750,000                     710,625
Caesars Entertainment Inc
7.50%, 9/ 1/2009                                                             2,000,000                   2,090,000
Harrah's Operating Co Inc
6.50%, 6/ 1/2016                                                             1,000,000                     885,940
Riviera Holdings Corp
11.00%, 6/15/2010                                                            2,000,000                   2,085,000
                                                                                                -------------------
                                                                                              5,771,565
                                                                                                -------------------
Casino Services (0.68%)
OED Corp / DIAMOND JO LLC
8.75%, 4/15/2012                                                             1,350,000                   1,339,875
                                                                                                -------------------

Cellular Telecommunications (1.08%)
Vodafone Group PLC
7.75%, 2/15/2010                                                             2,000,000                   2,134,774
                                                                                                -------------------

Cruise Lines (2.05%)
Carnival Corp
7.20%, 10/ 1/2023                                                            1,750,000                   1,938,736
Royal Caribbean Cruises Ltd
8.75%, 2/ 2/2011                                                             1,000,000                   1,094,993
6.88%, 12/ 1/2013                                                            1,000,000                   1,023,192
                                                                                                -------------------
                                                                                              4,056,921
                                                                                                -------------------

Electric - Integrated (9.59%)
Arizona Public Service Co
6.50%, 3/ 1/2012                                                             1,000,000                   1,042,051
Illinois Power Co
7.50%, 6/15/2009                                                             1,850,000                   1,875,820
Metropolitan Edison Co
4.95%, 3/15/2013                                                             1,000,000                     968,452
Mirant Americas Generation LLC
8.50%, 10/ 1/2021                                                            2,000,000                   2,030,000
Nisource Finance Corp
5.25%, 9/15/2017                                                             2,000,000                   1,888,920
Ohio Edison Co
5.45%, 5/ 1/2015                                                             1,000,000                     994,798
Pacific Gas & Electric Co
4.20%, 3/ 1/2011                                                             2,250,000                   2,178,275
Pacificorp
4.95%, 8/15/2014                                                             1,500,000                   1,463,777
5.25%, 6/15/2035                                                             1,000,000                     914,826
Public Service Co of New Mexico
4.40%, 9/15/2008                                                               500,000                     493,789
Southwestern Electric Power Co
5.38%, 4/15/2015                                                             1,500,000                   1,483,143
Texas-New Mexico Power Co
6.25%, 1/15/2009                                                             1,500,000                   1,522,630
TXU Electric Delivery Co
7.00%, 9/ 1/2022                                                             2,000,000                   2,142,548
                                                                                                -------------------
                                                                                             18,999,029
                                                                                                -------------------
Finance - Commercial (0.49%)
CIT Group Holdings Inc
5.40%, 1/30/2016 (a)                                                         1,000,000                     978,149
                                                                                                -------------------

Finance - Consumer Loans (0.50%)
American General Finance Corp
4.63%, 5/15/2009                                                             1,000,000                     987,409
                                                                                                -------------------

Finance - Investment Banker & Broker (6.51%)
Citigroup Inc
6.50%, 1/18/2011                                                             3,000,000                   3,138,555
Goldman Sachs Group Inc/The
6.88%, 1/15/2011                                                             2,500,000                   2,643,020
Jefferies Group Inc
7.75%, 3/15/2012                                                             1,500,000                   1,638,315
6.25%, 1/15/2036                                                               500,000                     482,499
JPMorgan Chase & Co
5.13%, 9/15/2014                                                             1,000,000                     984,343
Merrill Lynch & Co Inc
6.00%, 2/17/2009                                                             2,000,000                   2,029,828
Morgan Stanley
4.75%, 4/ 1/2014                                                             1,000,000                     949,787
6.25%, 8/ 9/2026                                                             1,000,000                   1,026,618
                                                                                                -------------------
                                                                                             12,892,965
                                                                                                -------------------
Finance - Leasing Company (0.07%)
DVI Inc
0.00%, 2/ 1/2004 (b)(c)(d)                                                     400,000                      40,500
9.88%, 2/ 1/2004 (b)(c)(d)                                                     900,000                      91,125
                                                                                                -------------------
                                                                                                131,625
                                                                                                -------------------

Food - Retail (1.84%)
Fred Meyer Inc
7.45%, 3/ 1/2008                                                             1,000,000                   1,019,031
Safeway Inc
7.50%, 9/15/2009                                                             2,500,000                   2,626,125
                                                                                                -------------------
                                                                                              3,645,156
                                                                                                -------------------
Forestry (0.26%)
Weyerhaeuser Co
7.38%, 3/15/2032                                                               500,000                     523,789
                                                                                                -------------------

Investment Management & Advisory Services (0.51%)
Legg Mason Inc
6.75%, 7/ 2/2008                                                             1,000,000                   1,014,504
                                                                                                -------------------

Life & Health Insurance (0.30%)
American General Corp
7.50%, 7/15/2025                                                               500,000                     586,643
                                                                                                -------------------

Medical - Hospitals (2.62%)
HCA Inc
8.75%, 9/ 1/2010                                                             1,000,000                   1,048,750
9.25%, 11/15/2016 (e)                                                        1,000,000                   1,078,750
7.50%, 11/ 6/2033                                                              300,000                     255,750
Tenet Healthcare Corp
6.38%, 12/ 1/2011                                                            3,000,000                   2,805,000
                                                                                                -------------------
                                                                                              5,188,250
                                                                                                -------------------
Medical - Wholesale Drug Distribution (1.06%)
Cardinal Health Inc
6.75%, 2/15/2011                                                             2,000,000                   2,102,976
                                                                                                -------------------

Metal - Diversified (1.04%)
Falconbridge Ltd
6.00%, 10/15/2015                                                            2,000,000                   2,067,318
                                                                                                -------------------

Multi-Line Insurance (0.50%)
Farmers Insurance Exchange
6.00%, 8/ 1/2014 (e)                                                         1,000,000                     990,715
                                                                                                -------------------

Multimedia (1.39%)
Historic TW Inc
9.15%, 2/ 1/2023                                                               300,000                     373,662
News America Holdings Inc
8.00%, 10/17/2016                                                            1,200,000                   1,390,331
News America Inc
6.40%, 12/15/2035                                                            1,000,000                     994,675
                                                                                                -------------------
                                                                                              2,758,668
                                                                                                -------------------
Non-Hazardous Waste Disposal (1.83%)
Allied Waste North America Inc
7.25%, 3/15/2015 (a)                                                         2,000,000                   2,040,000
Waste Management Inc
7.38%, 8/ 1/2010                                                             1,500,000                   1,595,748
                                                                                                -------------------
                                                                                              3,635,748
                                                                                                -------------------
Oil - Field Services (0.41%)
Hanover Compressor Co
8.63%, 12/15/2010                                                              775,000                     813,750
                                                                                                -------------------


Oil Company - Exploration & Production (0.79%)
XTO Energy Inc
6.25%, 4/15/2013                                                             1,500,000                   1,559,170
                                                                                                -------------------

Oil Company - Integrated (0.79%)
Petro-Canada
4.00%, 7/15/2013                                                             1,000,000                     917,680
9.25%, 10/15/2021                                                              500,000                     640,103
                                                                                                -------------------
                                                                                              1,557,783
                                                                                                -------------------
Oil Refining & Marketing (0.53%)
Enterprise Products Operating LP
6.38%, 2/ 1/2013                                                             1,000,000                   1,041,496
                                                                                                -------------------

Physical Therapy & Rehabilitation Centers (0.82%)
Healthsouth Corp
10.75%, 6/15/2016 (e)                                                        1,500,000                   1,631,250
                                                                                                -------------------

Pipelines (4.47%)
ANR Pipeline Co
9.63%, 11/ 1/2021                                                            1,200,000                   1,625,720
Consolidated Natural Gas Co
6.85%, 4/15/2011                                                             1,750,000                   1,849,256
El Paso Natural Gas Co
7.50%, 11/15/2026                                                            2,500,000                   2,789,245
Express Pipeline LP
7.39%, 12/31/2017 (e)                                                        1,321,200                   1,406,550
Southern Natural Gas Co
8.00%, 3/ 1/2032                                                             1,000,000                   1,187,826
                                                                                                -------------------
                                                                                              8,858,597
                                                                                                -------------------
Publishing - Books (0.80%)
Reed Elsevier Capital Inc
6.75%, 8/ 1/2011                                                             1,500,000                   1,577,978
                                                                                                -------------------

Regional Banks (2.42%)
Bank of America Corp
5.42%, 3/15/2017 (e)                                                         1,000,000                     989,617
Bank One Corp
10.00%, 8/15/2010                                                              400,000                     454,282
NCNB Corp
9.38%, 9/15/2009                                                             1,100,000                   1,207,346
Wells Fargo & Co
4.63%, 4/15/2014                                                             2,250,000                   2,147,377
                                                                                                -------------------
                                                                                              4,798,622
                                                                                                -------------------
Reinsurance (0.25%)
Aspen Insurance Holdings Ltd
6.00%, 8/15/2014                                                               500,000                     497,775
                                                                                                -------------------

REITS - Healthcare (3.41%)
Health Care Property Investors Inc
6.00%, 3/ 1/2015                                                             2,000,000                   2,005,648
Health Care REIT Inc
6.20%, 6/ 1/2016                                                             2,000,000                   2,036,310
Healthcare Realty Trust Inc
8.13%, 5/ 1/2011                                                             2,500,000                   2,723,150
                                                                                                -------------------
                                                                                              6,765,108
                                                                                                -------------------

REITS - Office Property (1.01%)
Arden Realty LP
5.20%, 9/ 1/2011                                                             1,000,000                   1,003,759
5.25%, 3/ 1/2015                                                             1,000,000                     992,974
                                                                                                -------------------
                                                                                              1,996,733
                                                                                                -------------------
REITS - Shopping Centers (0.49%)
Developers Diversified Realty Corp
4.63%, 8/ 1/2010                                                             1,000,000                     980,493
                                                                                                -------------------

Sovereign (0.75%)
Brazilian Government International Bond
9.25%, 10/22/2010                                                              750,000                     843,000
8.75%, 2/ 4/2025                                                               500,000                     642,500
                                                                                                -------------------
                                                                                              1,485,500
                                                                                                -------------------
Special Purpose Entity (2.01%)
CCM Merger Inc
8.00%, 8/ 1/2013 (e)                                                         2,000,000                   2,010,000
DJ CDX NA HY
7.63%, 6/29/2012 (e)(f)                                                      2,000,000                   1,971,875
                                                                                                -------------------
                                                                                              3,981,875
                                                                                                -------------------
Telecommunication Services (1.67%)
Qwest Corp
8.88%, 3/15/2012 (g)                                                         2,000,000                   2,210,000
TELUS Corp
8.00%, 6/ 1/2011                                                             1,000,000                   1,095,225
                                                                                                -------------------
                                                                                              3,305,225
                                                                                                -------------------
Telephone - Integrated (2.19%)
Deutsche Telekom International Finance
8.00%, 6/15/2010 (g)                                                         4,000,000                   4,336,064
                                                                                                -------------------

Toys (0.54%)
Mattel Inc
7.30%, 6/13/2011                                                             1,000,000                   1,060,239
                                                                                                -------------------

Transport - Rail (1.28%)
Norfolk Southern Corp
6.20%, 4/15/2009                                                             2,500,000                   2,541,850
                                                                                                -------------------

Transport - Services (0.52%)
Trailer Bridge Inc
9.25%, 11/15/2011                                                            1,000,000                   1,030,000
                                                                                                -------------------
TOTAL BONDS                                                                                  $         128,147,069
                                                                                                -------------------
CONVERTIBLE BONDS (0.77%)
Containers - Paper & Plastic (0.77%)
Sealed Air Corp
3.00%, 6/30/2033 (e)(g)                                                      1,500,000                   1,518,750
                                                                                                -------------------
TOTAL CONVERTIBLE BONDS                                                                      $           1,518,750
                                                                                                -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (33.00%)
Federal Home Loan Mortgage Corporation (FHLMC) (14.88%)
5.50%, 11/ 1/2017                                                              608,197                     610,962
5.50%, 1/ 1/2018                                                               478,990                     481,168
5.00%, 4/ 1/2018                                                             1,159,031                   1,146,461
5.00%, 8/ 1/2019                                                             3,377,305                   3,335,816
9.00%, 1/ 1/2025                                                                15,348                      16,624
6.50%, 6/ 1/2029                                                               147,024                     151,565
6.50%, 8/ 1/2029                                                               183,168                     188,825
6.00%, 3/ 1/2031                                                               228,907                     232,161
Federal Home Loan Mortgage Corporation (FHLMC)
5.50%, 5/ 1/2031                                                               383,501                     380,351
7.00%, 1/ 1/2032                                                               172,658                     179,361
6.00%, 5/ 1/2032                                                               585,690                     593,444
5.00%, 5/ 1/2033                                                             3,144,058                   3,046,537
4.50%, 8/ 1/2033                                                             2,756,488                   2,598,707
5.50%, 6/ 1/2035                                                             2,497,119                   2,473,472
5.00%, 11/ 1/2035                                                            3,659,125                   3,539,929
5.50%, 1/ 1/2036                                                             3,655,045                   3,620,434
5.00%, 2/ 1/2036                                                             5,163,688                   4,995,481
5.50%, 4/ 1/2036                                                             1,900,723                   1,880,853
                                                                                                -------------------
                                                                                             29,472,151
                                                                                                -------------------
Federal National Mortgage Association (FNMA) (9.02%)
7.63%, 2/ 1/2010                                                             2,000,000                   2,101,053
5.00%, 1/ 1/2018                                                             1,278,750                   1,264,456
4.00%, 9/ 1/2018                                                             3,259,184                   3,085,244
4.00%, 10/ 1/2018                                                            2,627,522                   2,487,293
7.00%, 1/ 1/2030                                                                25,649                      26,732
6.50%, 5/ 1/2031                                                               137,952                     142,094
6.00%, 4/ 1/2032                                                               697,039                     705,805
6.50%, 4/ 1/2032                                                               636,041                     653,927
6.50%, 5/ 1/2032                                                               263,855                     271,275
5.50%, 3/ 1/2033                                                             1,128,140                   1,118,895
5.50%, 6/ 1/2033                                                             2,981,964                   2,958,791
5.50%, 2/ 1/2035                                                             3,086,521                   3,057,388
                                                                                                -------------------
                                                                                             17,872,953
                                                                                                -------------------
Government National Mortgage Association (GNMA) (0.35%)
9.00%, 2/15/2025                                                                20,111                      21,789
7.00%, 6/20/2031                                                               246,234                     256,639
6.00%, 5/20/2032 (g)                                                           402,140                     407,895
                                                                                                -------------------
                                                                                                686,323
                                                                                                -------------------
U.S. Treasury (8.75%)
5.13%, 5/15/2016 (a)                                                         5,000,000                   5,169,725
5.38%, 2/15/2031 (a)                                                         7,000,000                   7,462,658
4.50%, 2/15/2036 (a)                                                         5,000,000                   4,714,060
                                                                                                -------------------
                                                                                             17,346,443
                                                                                                -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                        $          65,377,870

                                                                                                -------------------
SHORT TERM INVESTMENTS (1.33%)
Commercial Paper (1.33%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.00%, 4/ 2/2007                                                             2,645,477                   2,645,109
                                                                                                -------------------
TOTAL SHORT TERM INVESTMENTS                                                                 $           2,645,109
                                                                                                -------------------
MONEY MARKET FUNDS (10.05%)
Money Center Banks (10.05%)
BNY Institutional Cash Reserve Fund (h)                                     19,905,396                  19,905,396
                                                                                                -------------------
TOTAL MONEY MARKET FUNDS                                                                     $          19,905,396
                                                                                                -------------------
Total Investments                                                                            $         217,594,194
Liabilities in Excess of Other Assets, Net - (9.83)%                                                  (19,470,815)
                                                                                                -------------------
TOTAL NET ASSETS - 100.00%                                                                   $         198,123,379
                                                                                                ===================
                                                                                                -------------------

     (a) Security or a portion of the security was on loan at the end of the period.

     (b)  Security is illiquid.

     (c)  Non-Income Producing Security

     (d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $131,625 or 0.07% of net assets.

     (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $11,597,507 or 5.85% of net assets.

     (f)  Security purchased on a when-issued basis.

     (g)  Variable Rate

     (h)  Security was purchased with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $           6,181,652
Unrealized Depreciation                                  (3,194,132)
                                                  -------------------
Net Unrealized Appreciation (Depreciation)                 2,987,520
Cost for federal income tax purposes                     214,606,674


Portfolio Summary (unaudited)
-------------------------------------------------- -------------------
Sector                                                        Percent
-------------------------------------------------- -------------------
Financial                                                      28.52%
Mortgage Securities                                            24.24%
Government                                                     10.84%
Utilities                                                       9.59%
Communications                                                  9.56%
Consumer, Cyclical                                              7.37%
Energy                                                          6.98%
Consumer, Non-cyclical                                          6.35%
Industrial                                                      5.07%
Basic Materials                                                 1.31%
Liabilities in Excess of Other Assets, Net                   (-9.83%)
                                                   -------------------
TOTAL NET ASSETS                                              100.00%
                                                   ===================


Schedule of Investments
March 31, 2007 (unaudited)
International Emerging Markets Account
                                                                 Shares
                                                                  Held                      Value
                                                               ----------- ---------- -------------------
COMMON STOCKS (94.24%)
Agricultural Biotech (0.00%)
Global Bio-Chem Technology Group Co Ltd (a)                       33,464          $                  43
                                                                                      -------------------

Agricultural Operations (0.66%)
Astra Agro Lestari Tbk PT                                         746,010                      1,030,107
                                                                                      -------------------

Airlines (1.12%)
Korean Air Lines Co Ltd                                            22,813                        891,141
Thai Airways International Public Ltd (a)(b)                      232,600                        290,667
Turk Hava Yollari Anonium Orkakligi (a)                           112,735                        566,914
                                                                                      -------------------
                                                                                    1,748,722
                                                                                      -------------------
Airport Development & Maintenance (0.21%)
Grupo Aeroportuario ADR (a)(c)                                     11,840                        320,982
                                                                                      -------------------

Apparel Manufacturers (0.53%)
Youngone Corp                                                     157,920                        833,411
                                                                                      -------------------

Applications Software (1.31%)
Infosys Technologies Ltd ADR                                       26,379                      1,325,545
Tata Consultancy Services Ltd                                      25,192                        715,130
                                                                                      -------------------
                                                                                    2,040,675
                                                                                      -------------------
Auto - Car & Light Trucks (0.99%)
Denway Motors Ltd                                               2,368,000                      1,033,452
Hyundai Motor Co                                                    7,228                        507,835
                                                                                      -------------------
                                                                                    1,541,287
                                                                                      -------------------
Auto - Medium & Heavy Duty Trucks (0.54%)
Mahindra & Mahindra Ltd                                            47,328                        849,759
                                                                                      -------------------

Auto/Truck Parts & Equipment - Original (0.26%)
UMW Holdings Bhd                                                  130,376                        407,248
                                                                                      -------------------

Beverages - Wine & Spirits (0.46%)
United Spirits Ltd                                                 37,414                        716,345
                                                                                      -------------------

Brewery (0.25%)
Compania Cervecerias Unidas SA                                     61,462                        383,817
                                                                                      -------------------

Broadcasting Services & Programming (0.83%)
Grupo Televisa SA ADR (c)                                          43,659                      1,301,038
                                                                                      -------------------

Building - Heavy Construction (0.64%)
YTL Corp Bhd                                                      506,700                      1,003,874
                                                                                      -------------------


Building - Residential & Commercial (0.78%)
Corp GEO SAB de CV (a)                                            101,600                        589,079
Tecnisa SA (a)                                                    118,750                        619,600
                                                                                      -------------------
                                                                                    1,208,679
                                                                                      -------------------
Building & Construction - Miscellaneous (0.61%)
Murray & Roberts Holdings Ltd                                     123,906                        955,790
                                                                                      -------------------

Building Products - Cement & Aggregate (1.00%)
Cemex SAB de CV (a)                                               476,894                      1,565,705
                                                                                      -------------------

Casino Hotels (0.59%)
Genting Bhd                                                        79,850                        918,015
                                                                                      -------------------

Cellular Telecommunications (5.56%)
America Movil SA de CV ADR                                         66,209                      3,164,128
China Mobile Ltd                                                  303,959                      2,763,971
Mobile Telesystems OJSC ADR                                        23,806                      1,332,184
Partner Communications                                             48,573                        713,876
SK Telecom Co Ltd                                                   3,416                        695,327
                                                                                      -------------------
                                                                                    8,669,486
                                                                                      -------------------
Chemicals - Diversified (0.72%)
Nan Ya Plastics Corp                                              595,630                      1,115,951
                                                                                      -------------------

Coal (0.23%)
China Shenhua Energy Co Ltd                                       146,500                        354,368
                                                                                      -------------------

Commercial Banks (10.63%)
Banco Santander Chile SA ADR                                       12,447                        620,732
Bank Millennium SA                                                178,441                        689,797
Bank Pekao SA                                                       7,400                        658,272
Bank Rakyat Indonesia                                           2,292,500                      1,268,726
Bumiputra-Commerce Holdings Bhd                                   344,200                        990,539
China Construction Bank Corp                                    3,748,000                      2,144,181
China Merchants Bank Co Ltd (a)                                   303,000                        611,158
FirstRand Ltd                                                     374,067                      1,268,461
Kookmin Bank                                                       23,234                      2,084,343
Mizrahi Tefahot Bank Ltd                                           64,775                        479,036
PT Bank Central Asia Tbk                                        1,671,500                        934,208
Raiffeisen International Bank Holding AS                            7,564                      1,064,794
Sberank RF GDR (a)                                                  5,468                      1,949,342
Standard Bank Group Ltd                                           123,453                      1,817,462
                                                                                      -------------------
                                                                                   16,581,051
                                                                                      -------------------
Computer Services (0.01%)
Sonda SA (a)                                                       12,597                         15,920
                                                                                      -------------------

Computers (0.43%)
Quanta Computer Inc                                               440,000                        671,461
                                                                                      -------------------

Computers - Peripheral Equipment (0.25%)
AmTRAN Technology Co Ltd (a)                                      427,000                        382,587
                                                                                      -------------------

Diversified Financial Services (3.25%)
First Financial Holding Co Ltd                                    537,000                        376,478
Indiabulls Financial Services Ltd                                  34,310                        329,641
Investec Ltd                                                       50,424                        648,502
Mega Financial Holding Co Ltd                                   1,111,000                        725,178
Shin Kong Financial Holding Co Ltd                                665,478                        590,227

Diversified Financial Services
Shinhan Financial Group Co Ltd                                     23,109                      1,326,409
Woori Finance Holdings Co Ltd                                      44,360                      1,072,694
                                                                                      -------------------
                                                                                    5,069,129
                                                                                      -------------------
Diversified Minerals (0.79%)
Antofagasta PLC                                                   121,053                      1,233,351
                                                                                      -------------------

Diversified Operations (2.07%)
Alfa SAB de CV                                                     71,812                        524,103
Barloworld Ltd                                                     13,631                        340,094
Citic Pacific Ltd                                                 216,000                        798,925
Grupo Carso SA de CV                                              132,500                        488,551
GS Holdings Corp                                                   27,590                      1,082,133
                                                                                      -------------------
                                                                                    3,233,806
                                                                                      -------------------
Electric - Generation (1.61%)
CEZ                                                                 5,065                        227,319
China Power International Development Ltd                       1,129,000                        547,631
China Resources Power Holdings Co                                 954,000                      1,462,715
Glow Energy PCL (b)                                               305,304                        279,055
                                                                                      -------------------
                                                                                    2,516,720
                                                                                      -------------------
Electric - Integrated (1.27%)
Cia Paranaense de Energia (a)                                  56,700,968                        660,497
Korea Electric Power Corp                                          13,080                        522,060
Unified Energy System                                               5,900                        803,795
                                                                                      -------------------
                                                                                    1,986,352
                                                                                      -------------------
Electric Products - Miscellaneous (0.69%)
LG Electronics Inc                                                 15,691                      1,070,751
                                                                                      -------------------

Electronic Components - Miscellaneous (1.44%)
AAC Acoustic Technology Holdings Inc (a)                          194,000                        183,981
HON HAI Precision Industry Co Ltd                                 308,020                      2,066,374
                                                                                      -------------------
                                                                                    2,250,355
                                                                                      -------------------
Electronic Components - Semiconductors (4.13%)
Hynix Semiconductor Inc (a)                                        29,973                      1,032,233
MediaTek Inc                                                       48,480                        556,703
Samsung Electronics Co Ltd                                          6,964                      4,167,445
Sonix Technology Co Ltd                                           241,000                        687,489
                                                                                      -------------------
                                                                                    6,443,870
                                                                                      -------------------
Finance - Investment Banker & Broker (0.18%)
President Securities Corp                                         545,000                        281,624
                                                                                      -------------------

Finance - Other Services (0.83%)
Grupo Financiero Banorte SAB de CV                                271,800                      1,287,808
                                                                                      -------------------

Food - Dairy Products (0.60%)
Wimm-Bill-Dann Foods OJSC ADR (c)                                  11,772                        940,112
                                                                                      -------------------

Food - Miscellaneous/Diversified (0.33%)
Tiger Brands Ltd                                                   20,989                        512,103
                                                                                      -------------------

Food - Retail (0.88%)
Migros Turk TAS                                                    37,143                        477,629
Shoprite Holdings Ltd                                             232,411                        889,022
                                                                                      -------------------
                                                                                    1,366,651
                                                                                      -------------------

Gas - Distribution (0.52%)
Korea Gas Corp                                                     20,360                        809,379
                                                                                      -------------------

Home Furnishings (0.30%)
Lewis Group Ltd                                                    49,879                        470,978
                                                                                      -------------------

Independent Power Producer (0.01%)
YTL Power International                                            29,182                         19,581
                                                                                      -------------------

Life & Health Insurance (1.78%)
Cathay Financial Holding Co Ltd                                   164,727                        341,978
China Life Insurance Co Ltd                                       301,000                        864,843
Sanlam Ltd                                                        566,474                      1,561,718
                                                                                      -------------------
                                                                                    2,768,539
                                                                                      -------------------
Machinery - General Industry (0.39%)
Industrias CH SA (a)                                              145,092                        611,875
                                                                                      -------------------

Medical - Drugs (0.46%)
Dr Reddy's Laboratories Ltd ADR (c)                                43,322                        713,080
                                                                                      -------------------

Medical - Generic Drugs (0.45%)
Teva Pharmaceutical Industries Ltd ADR (c)                         18,600                        696,198
                                                                                      -------------------

Medical - HMO (0.28%)
Odontoprev SA (a)                                                  22,056                        438,915
                                                                                      -------------------

Metal - Aluminum (0.40%)
Aluminum Corp of China Ltd                                        602,000                        620,992
                                                                                      -------------------

Metal - Diversified (0.88%)
MMC Norilsk Nickel ADR                                              7,206                      1,368,059
                                                                                      -------------------

Metal - Iron (0.30%)
Novolipetsk Steel GDR (b)                                          15,763                        463,590
                                                                                      -------------------

Metal Processors & Fabrication (0.58%)
Catcher Technology Co Ltd                                         115,870                        910,377
                                                                                      -------------------

Multi-Line Insurance (0.30%)
Porto Seguro SA                                                    14,247                        470,221
                                                                                      -------------------

Non-Ferrous Metals (0.22%)
International Nickel Indonesia Tbk PT                              58,500                        348,436
                                                                                      -------------------

Oil Company - Exploration & Production (4.18%)
Oao Gazprom (a)(b)(d)                                              11,453                      1,193,975
Oao Gazprom (a)                                                   112,294                      4,682,660
Oil & Natural Gas Corp Ltd                                         31,812                        644,657
                                                                                      -------------------
                                                                                    6,521,292
                                                                                      -------------------
Oil Company - Integrated (7.68%)
China Petroleum & Chemical Corp                                 3,161,108                      2,674,208
LUKOIL ADR                                                         44,111                      3,802,368
PetroChina Co Ltd                                               1,219,990                      1,447,406
Petroleo Brasileiro SA ADR (c)                                     33,967                      3,380,056
Sasol Ltd                                                          20,208                        674,250
                                                                                      -------------------
                                                                                   11,978,288
                                                                                      -------------------

Oil Refining & Marketing (1.82%)
Reliance Industries Ltd                                            48,738                      1,536,539
Thai Oil Public (a)(b)                                            245,594                        410,376
Tupras Turkiye Petrol Rafinerileri AS                              39,930                        889,246
                                                                                      -------------------
                                                                                    2,836,161
                                                                                      -------------------
Paper & Related Products (0.28%)
Suzano Papel e Celulose SA                                         46,572                        440,787
                                                                                      -------------------

Petrochemicals (0.67%)
Formosa Chemicals & Fibre Corp                                    352,000                        675,450
LG Petrochemical Co Ltd                                            12,680                        374,012
                                                                                      -------------------
                                                                                    1,049,462
                                                                                      -------------------
Pharmacy Services (0.38%)
Profarma Distribuidora de Produtos Farmacenticos SA (a)            36,064                        588,143
                                                                                      -------------------

Platinum (2.08%)
Anglo Platinum Ltd                                                  9,991                      1,576,221
Impala Platinum Holdings Ltd                                       53,193                      1,671,864
                                                                                      -------------------
                                                                                    3,248,085
                                                                                      -------------------
Power Converter & Supply Equipment (0.44%)
Delta Electronics Inc                                             213,150                        689,201
                                                                                      -------------------

Property & Casualty Insurance (1.23%)
Dongbu Insurance Co Ltd (a)                                        40,790                      1,157,624
LIG Non-Life Insurance Co Ltd (a)                                  42,500                        765,705
                                                                                      -------------------
                                                                                    1,923,329
                                                                                      -------------------
Public Thoroughfares (0.08%)
Road King Infrastructure                                           74,431                        122,885
                                                                                      -------------------

Real Estate Operator & Developer (2.93%)
Huaku Construction Corp                                           270,000                        516,469
Huang Hsiang Construction Co                                      333,086                        743,837
Iguatemi Empresa de Shopping Centers SA (a)                        47,925                        709,466
Indiabulls Real Estate Ltd (a)                                     34,310                        235,745
Rodobens Negocios Imobiliarios SA (a)                              59,062                        559,001
Shenzhen Investment Ltd                                         2,476,000                      1,264,381
Sistema-Hals (a)(b)(c)                                             44,439                        543,489
                                                                                      -------------------
                                                                                    4,572,388
                                                                                      -------------------
Retail - Major Department Store (1.43%)
Grupo Famsa SA (a)                                                134,200                        747,943
Hyundai Department Store Co Ltd                                     6,302                        529,186
Parkson Retail Group Ltd (c)                                      146,500                        956,230
                                                                                      -------------------
                                                                                    2,233,359
                                                                                      -------------------
Retail - Miscellaneous/Diversified (1.22%)
Dufry South America Ltd (a)                                        36,434                        643,515
Massmart Holdings Ltd                                              51,814                        602,455
Woolworths Holdings Ltd                                           216,762                        654,364
                                                                                      -------------------
                                                                                    1,900,334
                                                                                      -------------------
Semiconductor Component - Integrated Circuits (2.51%)
Powertech Technology Inc                                          168,000                        649,825
Realtek Semiconductor Corp                                        692,000                      1,520,258
Taiwan Semiconductor Manufacturing Co Ltd                         850,224                      1,744,537
                                                                                      -------------------
                                                                                    3,914,620
                                                                                      -------------------
Shipbuilding (0.56%)
Hyundai Heavy Industries                                            4,349                        869,060
                                                                                      -------------------

Steel - Producers (4.17%)
Angang Steel Co Ltd                                               446,000                        774,014
China Steel Corp                                                  849,000                        956,959
Evraz Group SA (b)                                                 25,737                        862,190
Maanshan Iron & Steel                                           1,102,000                        723,525
Mittal Steel South Africa Ltd                                      25,982                        422,581
POSCO ADR (c)                                                      26,650                      2,770,268
                                                                                      -------------------
                                                                                    6,509,537
                                                                                      -------------------
Steel - Specialty (0.24%)
Gloria Material Technology Corp                                   244,000                        370,144
                                                                                      -------------------

Steel Pipe & Tube (0.58%)
Confab Industrial SA (a)                                          150,600                        471,470
TMK OAO (a)(c)                                                     12,980                        436,128
                                                                                      -------------------
                                                                                      907,598
                                                                                      -------------------
Telecommunication Services (0.59%)
Citic 1616 Holdings Ltd (a)                                        10,800                          3,566
Digi.Com BHD                                                      105,143                        568,669
Telekomunikasi Indonesia Tbk PT                                   329,000                        355,140
                                                                                      -------------------
                                                                                      927,375
                                                                                      -------------------
Telephone - Integrated (2.95%)
Carso Global Telecom SA de CV (a)                                 190,900                        868,179
GVT Holding SA (a)                                                 45,465                        525,199
Telecom Argentina SA ADR (a)                                       17,100                        364,914
Telecom Egypt                                                     303,667                        864,155
Telefonos de Mexico SA de CV ADR (c)                               25,497                        851,600
Telkom SA Ltd                                                      48,957                      1,120,251
                                                                                      -------------------
                                                                                    4,594,298
                                                                                      -------------------
Textile - Products (0.34%)
Nishat Mills Ltd                                                  321,500                        532,437
                                                                                      -------------------

Tobacco (0.50%)
KT&G Corp                                                          11,980                        783,131
                                                                                      -------------------

Transport - Marine (2.71%)
Pacific Basin Shipping Ltd                                      1,102,000                        944,954
Sincere Navigation                                                515,000                        732,224
STX Pan Ocean Co Ltd                                            1,756,000                      1,481,515
U-Ming Marine Transport Corp                                      645,000                      1,072,011
                                                                                      -------------------
                                                                                    4,230,704
                                                                                      -------------------
Water (0.46%)
Cia de Saneamento Basico do Estado de Sao Paulo (a)             5,380,000                        722,016
                                                                                      -------------------

Water Treatment Systems (0.30%)
Woongjin Coway Co Ltd                                              16,840                        472,551
                                                                                      -------------------

Web Portals (0.36%)
LG Dacom Corp (c)                                                  23,630                        558,852
                                                                                      -------------------
TOTAL COMMON STOCKS                                                                $         147,015,210
                                                                                      -------------------
PREFERRED STOCKS (5.13%)
Commercial Banks (0.40%)
Banco Bradesco SA                                                  30,434                        620,409
                                                                                      -------------------

Diversified Minerals (2.04%)
Cia Vale do Rio Doce                                              101,836                      3,183,147
                                                                                      -------------------


Diversified Operations (1.58%)
Bradespar SA (a)                                                   61,600                      1,829,792
Investimentos Itau SA (a)                                         114,000                        636,315
                                                                                      -------------------
                                                                                    2,466,107
                                                                                      -------------------
Investment Companies (0.01%)
Lereko Mobility Pty Ltd                                             2,003                         11,459
                                                                                      -------------------

Steel - Producers (1.10%)
Gerdau SA                                                          56,649                      1,038,230
Usinas Siderurgicas de Minas Gerais SA                             14,000                        678,018
                                                                                      -------------------
                                                                                    1,716,248
                                                                                      -------------------
TOTAL PREFERRED STOCKS                                                             $           7,997,370
                                                                                      -------------------
                                                                   Principal
                                                                     Amount                     Value
                                                               ----------- ---------- -------------------
MONEY MARKET FUNDS (5.02%)
Money Center Banks (5.02%)
BNY Institutional Cash Reserve Fund (e)                         7,837,211                      7,837,211
                                                                                      -------------------
TOTAL MONEY MARKET FUNDS                                                           $           7,837,211
                                                                                      -------------------
Total Investments                                                                  $         162,849,791
Liabilities in Excess of Other Assets, Net - (4.39)%                                         (6,852,663)
                                                                                      -------------------
TOTAL NET ASSETS - 100.00%                                                         $         155,997,128
                                                                                      ===================
                                                                                      -------------------

                                                                                      ===================

     (a)  Non-Income Producing Security

     (b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $4,043,342 or 2.59% of net assets.

     (c) Security or a portion of the security was on loan at the end of the period.

     (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,193,975 or 0.77% of net assets.

     (e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $          26,685,041
Unrealized Depreciation                                  (2,248,354)
                                                  -------------------
Net Unrealized Appreciation (Depreciation)                24,436,687
Cost for federal income tax purposes                     138,405,114



Portfolio Summary (unaudited)
------------------------------------------------- -------------------
Country                                                      Percent
------------------------------------------------- -------------------
Korea, Republic Of                                            16.58%
Russian Federation                                            11.78%
Taiwan, Province Of China                                     11.78%
Brazil                                                        11.26%
South Africa                                                   9.74%
Mexico                                                         7.90%
China                                                          6.55%
Hong Kong                                                      6.46%
United States                                                  5.02%
India                                                          4.53%
Indonesia                                                      2.52%
Malaysia                                                       2.51%
Turkey                                                         1.24%
Israel                                                         1.21%
Poland                                                         0.87%
United Kingdom                                                 0.79%
Austria                                                        0.68%
Chile                                                          0.66%
Thailand                                                       0.63%
Egypt                                                          0.55%
Bermuda                                                        0.41%
Pakistan                                                       0.34%
Argentina                                                      0.23%
Czech Republic                                                 0.15%
Liabilities in Excess of Other Assets, Net                  (-4.39%)
                                                  -------------------
TOTAL NET ASSETS                                             100.00%
                                                  ===================

Schedule of Investments
March 31, 2007 (unaudited)
International SmallCap Account
                                                                                       Shares
                                                                                       Held                         Value
                                                                                 ------------ ------------ -------------------
COMMON STOCKS (96.03%)
Advanced Materials & Products (0.05%)
Neo Material Technologies Inc (a)                                                    31,400            $             103,352
                                                                                                           -------------------

Advertising Services (0.76%)
Aegis Group Plc                                                                      502,745                        1,483,987
                                                                                                           -------------------

Agricultural Chemicals (0.32%)
Incitec Pivot Ltd                                                                     15,585                          624,187
                                                                                                           -------------------

Agricultural Operations (0.30%)
Agricore United                                                                        7,463                          106,660
Kemira GrowHow Oyj                                                                    35,291                          475,676
                                                                                                           -------------------
                                                                                                           582,336
                                                                                                           -------------------
Airlines (0.62%)
Deutsche Lufthansa AG                                                                 38,441                        1,044,483
Jazz Air Income Fund                                                                  22,439                          159,182
                                                                                                           -------------------
                                                                                                         1,203,665
                                                                                                           -------------------
Apparel Manufacturers (0.46%)
China Ting Group Holdings Ltd                                                        506,000                          181,327
Sanei-International Co Ltd                                                             7,600                          289,579
Valentino Fashion Group SpA                                                           10,668                          431,229
                                                                                                           -------------------
                                                                                                           902,135
                                                                                                           -------------------
Appliances (0.33%)
AFG Arboinia - Forster Holding                                                           386                          196,947
Schulthess Group                                                                         394                          452,639
                                                                                                           -------------------
                                                                                                           649,586
                                                                                                           -------------------
Applications Software (0.31%)
Micro Focus International PLC                                                         25,113                          112,674
NSD CO LTD                                                                            16,400                          253,849
SimCorp A/S                                                                            1,230                          249,628
                                                                                                           -------------------
                                                                                                           616,151
                                                                                                           -------------------
Audio & Video Products (0.54%)
Alpine Electronics Inc                                                                19,900                          358,011
Canon Electronics Inc                                                                 15,837                          516,073
D&M Holdings Inc                                                                      47,030                          181,990
                                                                                                           -------------------
                                                                                                         1,056,074
                                                                                                           -------------------
Auto - Car & Light Trucks (0.07%)
Ssangyong Motor Co (a)                                                                20,551                          134,342
                                                                                                           -------------------

Auto/Truck Parts & Equipment - Original (1.23%)
Brembo SpA                                                                            19,752                          266,494
Eagle Industry Co Ltd                                                                 16,289                          176,105
FCC Co Ltd                                                                            10,132                          231,289
Futaba Industrial Co Ltd (b)                                                          26,728                          648,694

Auto/Truck Parts & Equipment - Original
Nippon Seiki Co Ltd                                                                   12,725                          297,500
Nissin Kogyo Co Ltd                                                                   23,879                          585,627
Pacific Industrial Co Ltd                                                              7,000                           46,928
Riken Corp                                                                            25,000                          159,114
                                                                                                           -------------------
                                                                                                         2,411,751
                                                                                                           -------------------
Beverages - Non-Alcoholic (0.10%)
Britvic PLC                                                                           30,677                          201,326
                                                                                                           -------------------

Brewery (0.24%)
Marston's PLC                                                                         53,159                          461,847
                                                                                                           -------------------

Broadcasting Services & Programming (0.07%)
Vislink PLC                                                                           70,792                          135,128
                                                                                                           -------------------

Building - Heavy Construction (0.65%)
Keangnam Enterprises Ltd                                                               5,880                          150,000
Lemminkainen Oyj                                                                         936                           56,891
Maeda Road Construction Co Ltd                                                        19,470                          153,658
Severfield-Rowen PLC                                                                  10,120                          367,424
Trevi Finanziaria SpA                                                                 17,657                          243,654
Veidekke ASA                                                                           5,238                          296,444
                                                                                                           -------------------
                                                                                                         1,268,071
                                                                                                           -------------------
Building - Maintenance & Service (0.33%)
Babcock International Group                                                           81,509                          641,588
                                                                                                           -------------------

Building - Mobile Home & Manufactured Housing (0.04%)
Fleetwood Corp Ltd                                                                     9,995                           72,621
                                                                                                           -------------------

Building - Residential & Commercial (1.65%)
Barratt Developments PLC                                                              30,543                          664,148
Haseko Corp (a)                                                                      128,000                          467,074
Kaufman & Broad SA                                                                     4,818                          361,902
Persimmon PLC                                                                         62,236                        1,721,940
                                                                                                           -------------------
                                                                                                         3,215,064
                                                                                                           -------------------
Building & Construction - Miscellaneous (2.04%)
Abengoa SA (b)                                                                        16,881                          699,513
Boskalis Westminster                                                                     620                           61,703
Cosco International Holdings Ltd                                                     602,000                          316,660
Eiffage SA (b)                                                                         5,081                          743,223
Galliford Try PLC                                                                    103,202                          347,276
JM AB                                                                                 43,648                        1,503,314
Kolon Engineering & Construction Co Ltd                                               18,820                          310,066
                                                                                                           -------------------
                                                                                                         3,981,755
                                                                                                           -------------------
Building & Construction Products - Miscellaneous (1.69%)
Bauer AG (a)                                                                           5,076                          319,712
Geberit AG                                                                               642                          987,977
Kingspan Group PLC                                                                    29,859                          791,757
Nichias Corp                                                                          45,000                          388,365
Rockwool International A/S                                                             1,804                          375,500
Sika AG                                                                                  256                          435,041
                                                                                                           -------------------
                                                                                                         3,298,352
                                                                                                           -------------------
Building Products - Air & Heating (0.10%)
Belimo Holding AG                                                                         60                           63,449
Nibe Industrier AB                                                                     8,200                          133,578
                                                                                                           -------------------
                                                                                                           197,027
                                                                                                           -------------------

Building Products - Cement & Aggregate (1.92%)
Adelaide Brighton Ltd                                                                 67,961                          188,606
Buzzi Unicem SpA                                                                      20,003                          608,168
Cementir SpA                                                                          19,030                          241,374
Hanson PLC                                                                            39,676                          638,273
Holcim Ltd                                                                            18,729                        1,875,751
Italmobiliare SpA                                                                      1,789                          206,959
                                                                                                           -------------------
                                                                                                         3,759,131
                                                                                                           -------------------
Cable TV (0.15%)
Cogeco Cable Inc                                                                       8,000                          286,531
                                                                                                           -------------------

Capacitors (0.24%)
Mitsumi Electric Co Ltd                                                               14,400                          476,578
                                                                                                           -------------------

Cellular Telecommunications (0.15%)
Drillisch AG                                                                           8,904                           94,203
MTI Ltd                                                                                   28                           48,473
Okinawa Cellular Telephone Co                                                             46                          145,604
                                                                                                           -------------------
                                                                                                           288,280
                                                                                                           -------------------
Chemicals - Diversified (2.14%)
Arkema (a)                                                                             4,688                          268,784
C Uyemura & Co Ltd                                                                     1,293                           84,269
Fujimi Inc                                                                             7,300                          227,350
K+S AG                                                                                 3,556                          390,947
Lanxess AG                                                                            20,698                        1,065,328
Neochimiki LV Lavrentiadis SA                                                          6,825                          189,636
Sakai Chemical Industry Co Ltd                                                        55,000                          396,258
Sumitomo Seika Chemicals Co Ltd                                                       14,283                           81,330
Tokuyama Corp (b)                                                                     33,000                          576,884
Wacker Chemie AG                                                                       5,235                          910,158
                                                                                                           -------------------
                                                                                                         4,190,944
                                                                                                           -------------------
Chemicals - Fibers (0.11%)
Han Kuk Carbon Co Ltd (b)                                                             23,600                          212,470
                                                                                                           -------------------

Chemicals - Other (0.46%)
H&R WASAG AG                                                                           5,274                          244,470
Kingboard Chemical Holdings Ltd                                                      154,500                          649,558
                                                                                                           -------------------
                                                                                                           894,028
                                                                                                           -------------------
Chemicals - Specialty (0.82%)
Gurit Holding AG                                                                          59                           59,235
Rhodia SA (a)                                                                        209,457                          769,456
Umicore                                                                                4,302                          764,900
                                                                                                           -------------------
                                                                                                         1,593,591
                                                                                                           -------------------
Coatings & Paint (0.10%)
Nippon Paint Co Ltd                                                                   34,000                          191,293
                                                                                                           -------------------

Commercial Banks (5.57%)
Aichi Bank Ltd/The                                                                       500                           55,032
Banca Lombarda e Piemontese SpA                                                       30,621                          756,332
Banca Popolare Italiana Scrl (a)                                                      87,844                        1,372,948
Banco di Desio e della Brianza SpA                                                    15,773                          203,855
Banif SGPS SA                                                                          7,825                           58,641
Bank of Iwate Ltd/The                                                                  2,011                          116,387
Bank of Nagoya Ltd/The                                                                40,318                          241,552
Canadian Western Bank                                                                 16,600                          365,358
Daegu Bank                                                                            35,380                          643,068
Daito Bank Ltd/The                                                                    28,765                           42,474

Commercial Banks
Deutsche Postbank AG                                                                  17,761                        1,542,186
Higashi-Nippon Bank Ltd/The                                                           13,143                           65,804
Industrial and Commercial Bank of China                                              209,000                          457,401
Julius Baer Holding AG                                                                10,299                        1,405,237
Kagoshima Bank Ltd/The                                                                16,314                          118,783
Keiyo Bank Ltd/The                                                                    71,123                          461,116
Musashino Bank Ltd/The                                                                 5,400                          289,155
Oita Bank Ltd/The                                                                     17,154                          123,880
Ringkjoebing Landbobank A/S                                                              378                           72,852
San-In Godo Bank Ltd/The                                                              12,369                          117,140
Sparebanken Midt-Norge                                                                10,120                          132,363
Sydbank A/S (b)                                                                       26,000                        1,398,413
Tokushima Bank Ltd/The                                                                10,172                           70,869
Tokyo Tomin Bank Ltd/The                                                               5,600                          214,800
Wing Hang Bank Ltd                                                                    37,500                          461,701
Wing Lung Bank                                                                         8,300                           91,567
                                                                                                           -------------------
                                                                                                        10,878,914
                                                                                                           -------------------
Commercial Services (0.83%)
Aggreko Plc                                                                          147,244                        1,471,947
Daiseki Co Ltd                                                                         3,666                           71,864
ITE Group PLC                                                                         27,481                           84,768
                                                                                                           -------------------
                                                                                                         1,628,579
                                                                                                           -------------------
Computer Services (0.55%)
Alten (a)                                                                              9,958                          375,126
Indra Sistemas SA (b)                                                                 27,930                          704,042
                                                                                                           -------------------
                                                                                                         1,079,168
                                                                                                           -------------------
Computers (0.39%)
Wincor Nixdorf AG                                                                      8,170                          761,787
                                                                                                           -------------------

Computers - Integrated Systems (0.04%)
Information Services International-Dentsa Ltd                                          7,748                           81,267
                                                                                                           -------------------

Computers - Peripheral Equipment (0.34%)
Logitech International SA (a)                                                         23,641                          656,613
                                                                                                           -------------------

Consulting Services (0.49%)
Groupe Steria SCA                                                                      2,251                          147,372
Poyry Oyj                                                                              6,595                          121,577
Savills PLC                                                                           53,208                          693,148
                                                                                                           -------------------
                                                                                                           962,097
                                                                                                           -------------------
Containers - Paper & Plastic (0.02%)
FP Corp                                                                                1,393                           48,821
                                                                                                           -------------------

Cosmetics & Toiletries (0.38%)
LG Household & Health Care Ltd                                                         4,302                          530,434
Pigeon Corp                                                                           12,600                          216,522
                                                                                                           -------------------
                                                                                                           746,956
                                                                                                           -------------------
Data Processing & Management (0.20%)
Tran Cosmos Inc (b)                                                                   18,900                          385,731
                                                                                                           -------------------

Diagnostic Equipment (0.11%)
Draegerwerk AG                                                                         2,277                          211,764
                                                                                                           -------------------

Direct Marketing (0.13%)
Moshi Moshi Hotline Inc                                                                5,344                          247,609
                                                                                                           -------------------

Distribution & Wholesale (1.21%)
Diploma Plc                                                                            3,877                           68,588
IMS-Intl Metal Service                                                                 5,240                          179,896
Inabata & Co Ltd                                                                      14,029                          112,741
Inchcape Plc                                                                         120,439                        1,352,115
MARR SpA                                                                              25,534                          279,698
Matsuda Sangyo Co Ltd (b)                                                              8,067                          203,660
Sinanen Co Ltd                                                                        10,000                           50,832
Tat Hong Holdings Ltd                                                                130,000                          118,248
                                                                                                           -------------------
                                                                                                         2,365,778
                                                                                                           -------------------
Diversified Financial Services (0.52%)
Acta Holding ASA                                                                     100,783                          560,431
Challenger Financial Services Group Ltd (b)                                          118,007                          455,437
                                                                                                           -------------------
                                                                                                         1,015,868
                                                                                                           -------------------
Diversified Manufacturing Operations (0.94%)
Aalberts Industries NV                                                                 3,818                          377,113
Charter PLC (a)                                                                       52,923                          924,280
Senior PLC                                                                            61,967                           98,468
SKC Co Ltd                                                                            20,400                          446,684
                                                                                                           -------------------
                                                                                                         1,846,545
                                                                                                           -------------------
Diversified Minerals (1.28%)
Independence Group NL                                                                 27,135                          109,116
Ludin Mining Corp (a)                                                                 52,404                          583,275
Nittetsu Mining Co Ltd                                                                40,736                          338,084
Paladin Resources Ltd (a)(b)                                                         186,697                        1,469,782
                                                                                                           -------------------
                                                                                                         2,500,257
                                                                                                           -------------------
Diversified Operations (0.65%)
Altri SGPS SA                                                                         34,585                          261,955
B&B Tools AB                                                                           5,903                          180,908
Eriks Group NV                                                                         1,293                          101,994
Hunting Plc                                                                           41,954                          624,146
Kardan NV (a)                                                                          4,773                           71,411
Kendrion NV (a)                                                                       13,354                           38,175
                                                                                                           -------------------
                                                                                                         1,278,589
                                                                                                           -------------------
Electric - Distribution (0.21%)
DUET Group                                                                            60,402                          160,298
SP AusNet                                                                            217,594                          249,999
                                                                                                           -------------------
                                                                                                           410,297
                                                                                                           -------------------
Electric - Integrated (1.65%)
ASM                                                                                   91,573                          591,758
Fortis Inc                                                                            15,900                          385,759
International Power PLC                                                              165,501                        1,291,323
Union Fenosa SA (b)                                                                   17,736                          956,468
                                                                                                           -------------------
                                                                                                         3,225,308
                                                                                                           -------------------
Electric - Transmission (0.42%)
Red Electrica de Espana (b)                                                           17,636                          830,924
                                                                                                           -------------------

Electric Products - Miscellaneous (0.02%)
Solar Holdings A/S                                                                       373                           48,148
                                                                                                           -------------------

Electronic Components - Miscellaneous (0.79%)
Chemring Group PLC                                                                    15,992                          584,394
Nihon Dempa Kogyo Co Ltd                                                               5,700                          280,550
Nissin Electric Co Ltd                                                                22,000                           88,120
Star Micronics Co Ltd                                                                 25,200                          544,246

Electronic Components - Miscellaneous
Telecomunicaciones y Energia (a)                                                       2,735                           46,838
                                                                                                           -------------------
                                                                                                         1,544,148
                                                                                                           -------------------
Electronic Components - Semiconductors (0.06%)
Nihon Aim Co Ltd (b)(c)                                                                   64                          126,001
                                                                                                           -------------------

Electronic Measurement Instruments (0.12%)
ESPEC Corp                                                                             4,700                           59,308
Micronics Japan Co Ltd                                                                 3,300                          106,136
Sartorius AG                                                                           1,087                           63,891
                                                                                                           -------------------
                                                                                                           229,335
                                                                                                           -------------------
Electronic Parts Distribution (0.09%)
Kuroda Electric Co Ltd                                                                 9,900                          130,135
Marubun Corp                                                                           3,700                           51,023
                                                                                                           -------------------
                                                                                                           181,158
                                                                                                           -------------------
Energy - Alternate Sources (0.03%)
Sechilienne SA                                                                         1,028                           60,780
                                                                                                           -------------------

Engineering - Research & Development Services (1.10%)
Arcadis NV                                                                             6,630                          425,119
Bradken Ltd                                                                           54,298                          387,046
Keller Group PLC                                                                      26,062                          472,344
Shinko Plantech Co Ltd                                                                16,000                          181,263
WorleyParsons Ltd                                                                     25,912                          582,629
WSP Group PLC                                                                          6,978                           95,709
                                                                                                           -------------------
                                                                                                         2,144,110
                                                                                                           -------------------
Enterprise Software & Services (0.29%)
Axon Group Plc                                                                        18,452                          235,293
Software AG                                                                            3,871                          330,948
                                                                                                           -------------------
                                                                                                           566,241
                                                                                                           -------------------
Entertainment Software (0.01%)
SCI Entertainment Group Plc (a)                                                        1,633                           15,039
                                                                                                           -------------------

E-Services - Consulting (0.34%)
Ementor ASA (a)                                                                       64,207                          562,497
Macromill Inc                                                                             38                           96,096
                                                                                                           -------------------
                                                                                                           658,593
                                                                                                           -------------------
Feminine Health Care Products (0.33%)
Hengan International Group Co Ltd (b)                                                217,409                          637,188
                                                                                                           -------------------

Filtration & Separation Products (0.73%)
Alfa Laval AB                                                                         27,655                        1,433,681
                                                                                                           -------------------

Finance - Investment Banker & Broker (1.25%)
Babcock & Brown Ltd                                                                   54,071                        1,201,782
Bolsas y Mercados Espanoles                                                           12,073                          591,723
Canaccord Capital Inc                                                                 22,800                          436,844
HQ AB                                                                                  1,312                           62,192
Takagi Securities Co Ltd                                                              34,541                          154,180
                                                                                                           -------------------
                                                                                                         2,446,721
                                                                                                           -------------------
Finance - Leasing Company (0.40%)
Banca Italease SpA                                                                    12,304                          788,117
                                                                                                           -------------------

Finance - Other Services (1.51%)
Deutsche Boerse AG                                                                     7,079                        1,626,130
Intermediate Capital Group PLC                                                        24,331                          935,568

Finance - Other Services
Intrum Justitia AB                                                                    28,800                          387,696
                                                                                                           -------------------
                                                                                                         2,949,394
                                                                                                           -------------------
Fisheries (0.71%)
Cermaq ASA                                                                            33,243                          623,480
Nippon Suisan Kaisha Ltd                                                             109,700                          717,742
Pescanova SA                                                                           1,120                           45,962
                                                                                                           -------------------
                                                                                                         1,387,184
                                                                                                           -------------------
Food - Catering (0.71%)
Sodexho Alliance SA                                                                   18,844                        1,379,713
                                                                                                           -------------------

Food - Confectionery (0.50%)
Barry Callebaut AG (a)                                                                   624                          464,219
Lindt & Spruengli AG                                                                      18                          512,011
                                                                                                           -------------------
                                                                                                           976,230
                                                                                                           -------------------
Food - Dairy Products (0.72%)
Meiji Dairies Corp                                                                    80,030                          628,206
Morinaga Milk Industry Co Ltd                                                        106,000                          522,624
Robert Wiseman Dairies Plc                                                            14,028                          126,707
Vivartia SA                                                                            5,570                          121,142
                                                                                                           -------------------
                                                                                                         1,398,679
                                                                                                           -------------------
Food - Meat Products (0.10%)
Hk-Ruokatalo Oyj                                                                       8,661                          187,430
                                                                                                           -------------------

Food - Miscellaneous/Diversified (0.99%)
Biomar Holding A/S                                                                     2,150                          123,733
Bonduelle S.C.A.                                                                       1,463                          168,816
Cranswick Plc                                                                          3,046                           56,344
Iaws Group Plc                                                                        22,946                          533,350
Nichirei Corp                                                                        112,000                          654,854
Viscofan SA                                                                           17,783                          401,227
                                                                                                           -------------------
                                                                                                         1,938,324
                                                                                                           -------------------
Food - Retail (0.54%)
Colruyt SA                                                                             2,740                          627,032
Metro Inc                                                                             13,700                          433,131
                                                                                                           -------------------
                                                                                                         1,060,163
                                                                                                           -------------------
Food - Wholesale & Distribution (0.42%)
Olam International Ltd                                                               204,000                          411,456
Sligro Food Group NV                                                                   5,304                          410,027
                                                                                                           -------------------
                                                                                                           821,483
                                                                                                           -------------------
Footwear & Related Apparel (0.32%)
Geox SpA                                                                              13,887                          242,089
Prime Success International Group                                                    357,778                          386,923
                                                                                                           -------------------
                                                                                                           629,012
                                                                                                           -------------------
Gold Mining (0.30%)
Inmet Mining Corp                                                                     10,497                          577,358
                                                                                                           -------------------

Hazardous Waste Disposal (0.14%)
Transpacific Industries Group Ltd (b)                                                 31,675                          276,529
                                                                                                           -------------------

Home Decoration Products (0.20%)
Hunter Douglas NV                                                                      4,330                          381,758
                                                                                                           -------------------

Home Furnishings (0.20%)
Nobia AB                                                                               9,400                          385,003
                                                                                                           -------------------

Hotels & Motels (0.75%)
Millennium & Copthorne Hotels PLC                                                     44,567                          596,367
Sol Melia SA                                                                          35,915                          863,583
                                                                                                           -------------------
                                                                                                         1,459,950
                                                                                                           -------------------
Human Resources (0.58%)
Michael Page International Plc                                                        86,045                          906,726
Robert Walters Plc                                                                    37,402                          235,156
                                                                                                           -------------------
                                                                                                         1,141,882
                                                                                                           -------------------
Industrial Audio & Video Products (0.10%)
EVS Broadcast Equipment SA                                                             3,134                          199,782
                                                                                                           -------------------

Industrial Gases (0.52%)
Air Water Inc (b)                                                                     42,000                          515,733
Taiyo Nippon Sanso Corp                                                               55,000                          496,606
                                                                                                           -------------------
                                                                                                         1,012,339
                                                                                                           -------------------
Instruments - Controls (0.32%)
Rotork Plc                                                                            37,549                          626,223
                                                                                                           -------------------

Insurance Brokers (0.09%)
April Group                                                                            3,522                          184,242
                                                                                                           -------------------

Internet Content - Information & News (0.22%)
Iress Market Technology Ltd                                                           39,435                          258,765
Seek Ltd                                                                              28,611                          166,674
                                                                                                           -------------------
                                                                                                           425,439
                                                                                                           -------------------
Investment Companies (0.49%)
ABG Sundal Collier ASA                                                                66,499                          154,260
Arques Industries AG                                                                  28,652                          690,857
Bure Equity AB (a)                                                                   114,298                           57,944
Hastings Diversified Utilities Fund                                                   17,734                           46,346
                                                                                                           -------------------
                                                                                                           949,407
                                                                                                           -------------------
Investment Management & Advisory Services (1.81%)
AGF Management Ltd                                                                    24,286                          722,585
Henderson Group PLC                                                                  108,666                          313,272
Kenedix Inc                                                                              199                        1,016,616
MFS Ltd (b)                                                                          153,392                          657,781
Risa Partners Inc                                                                        182                          537,475
Secured Capital Japan Co Ltd                                                              48                          123,829
Simplex Investment Advisors Inc                                                          149                          164,375
                                                                                                           -------------------
                                                                                                         3,535,933
                                                                                                           -------------------
Leisure & Recreation Products (0.06%)
Beneteau SA                                                                              985                          118,423
                                                                                                           -------------------

Life & Health Insurance (0.86%)
Resolution Plc                                                                        89,531                        1,093,216
Swiss Life Holding (a)                                                                 2,353                          590,598
                                                                                                           -------------------
                                                                                                         1,683,814
                                                                                                           -------------------
Lighting Products & Systems (0.11%)
Zumtobel AG (a)                                                                        6,617                          223,634
                                                                                                           -------------------

Lottery Services (0.19%)
Intralot SA-Integrated Lottery Systems                                                12,434                          376,380
                                                                                                           -------------------

Machinery - Construction & Mining (0.47%)
Aichi Corp                                                                            26,091                          244,659
Danieli & Co SpA                                                                       7,647                          179,583

Machinery - Construction & Mining
Duro Felguera SA                                                                      28,753                          351,063
Palfinger AG                                                                             865                          134,039
                                                                                                           -------------------
                                                                                                           909,344
                                                                                                           -------------------
Machinery - Electrical (0.67%)
Konecranes Oyj                                                                        38,844                        1,302,428
                                                                                                           -------------------

Machinery - General Industry (2.06%)
Biesse SpA                                                                             6,455                          190,652
Burckhardt Compression Holding AG (a)                                                    589                           96,700
Deutz AG (a)                                                                           9,152                          137,172
Frigoglass SA                                                                          6,266                          148,156
Haulotte Group                                                                        21,137                          677,376
MAN AG                                                                                14,732                        1,712,131
Miyachi Corp                                                                           8,200                          140,216
MMI Holding Ltd                                                                      508,201                          559,401
Sintokogio Ltd                                                                        25,259                          363,323
                                                                                                           -------------------
                                                                                                         4,025,127
                                                                                                           -------------------
Machinery Tools & Related Products (0.86%)
Gildemeister AG                                                                       23,243                          398,049
Mori Seiki Co Ltd                                                                     52,200                        1,242,541
Schweiter Technologies AG                                                                134                           42,786
                                                                                                           -------------------
                                                                                                         1,683,376
                                                                                                           -------------------
Medical - Biomedical/Gene (0.12%)
Intercell AG (a)                                                                       6,961                          227,821
                                                                                                           -------------------

Medical - Drugs (1.15%)
Actelion Ltd (a)                                                                       4,724                        1,101,159
Daewoong Pharmaceutical Co Ltd (a)                                                     5,308                          358,267
Kaken Pharmaceutical Co Ltd                                                           33,000                          268,559
Kyorin Co Ltd                                                                         23,000                          292,184
Nippon Shinyaku Co Ltd                                                                17,000                          143,398
Oriola-KD OYJ                                                                         19,677                           85,691
                                                                                                           -------------------
                                                                                                         2,249,258
                                                                                                           -------------------
Medical - Generic Drugs (0.34%)
Sawai Pharmaceutical Co Ltd (b)                                                       13,666                          558,979
Towa Pharmaceutical Co Ltd                                                             3,479                          110,417
                                                                                                           -------------------
                                                                                                           669,396
                                                                                                           -------------------
Medical - Nursing Homes (0.19%)
Orpea (a)                                                                              3,868                          377,194
                                                                                                           -------------------

Medical - Wholesale Drug Distribution (0.56%)
Alfresa Holdings Corp                                                                  8,706                          554,099
Meda AB                                                                               17,711                          545,320
                                                                                                           -------------------
                                                                                                         1,099,419
                                                                                                           -------------------
Medical Instruments (0.28%)
Nihon Kohden Corp                                                                     23,274                          543,139
                                                                                                           -------------------

Medical Products (0.53%)
Bespak Plc                                                                             4,003                           61,246
Phonak Holding AG                                                                     12,677                          970,218
                                                                                                           -------------------
                                                                                                         1,031,464
                                                                                                           -------------------
Metal - Aluminum (0.32%)
Aluminium of Greece S.A.I.C.                                                          13,912                          271,330
Nippon Light Metal Co Ltd                                                            122,000                          345,791
                                                                                                           -------------------
                                                                                                           617,121
                                                                                                           -------------------

Metal - Diversified (1.42%)
Anvil Mining Ltd (a)                                                                   9,950                          141,170
FNX Mining Co Inc (a)                                                                 13,500                          295,842
Kagara Zinc Ltd                                                                       24,163                          100,293
KME Group (a)                                                                         81,212                           65,092
LionOre Mining International Ltd (a)                                                  37,044                          616,705
Pacific Metals Co Ltd                                                                 56,000                          781,738
Sally Malay Mining Ltd (a)                                                           191,465                          610,363
Skye Resources Inc (a)                                                                15,379                          171,840
                                                                                                           -------------------
                                                                                                         2,783,043
                                                                                                           -------------------
Metal Processors & Fabrication (0.78%)
Ahresty Corp                                                                           5,300                          143,474
CFF Recycling                                                                          2,146                          115,013
NTN Corp                                                                              69,362                          600,384
Ryobi Ltd                                                                             44,302                          356,777
Taewoong Co Ltd                                                                        2,183                           75,412
TK Corp                                                                                6,318                          100,733
Tocalo Co Ltd                                                                          5,000                          138,748
                                                                                                           -------------------
                                                                                                         1,530,541
                                                                                                           -------------------
Metal Products - Distribution (0.31%)
Daiichi Jitsugyo Co Ltd                                                               13,954                           69,154
Furusato Industries Ltd                                                                5,578                           91,547
Metka SA                                                                              12,229                          218,576
Sato Shoji Corp                                                                        6,257                           60,531
Yamazen Corp                                                                          22,153                          162,425
                                                                                                           -------------------
                                                                                                           602,233
                                                                                                           -------------------
Metal Products - Fasteners (0.10%)
Oiles Corp                                                                             6,734                          147,729
Unisteel Technology Ltd                                                               28,000                           54,260
                                                                                                           -------------------
                                                                                                           201,989
                                                                                                           -------------------
Mining Services (0.05%)
Major Drilling Group International (a)                                                 3,300                           89,782
                                                                                                           -------------------

Miscellaneous Manufacturers (0.76%)
EganaGoldpfeil Holdings Ltd                                                          216,000                          152,044
Mecalux SA                                                                             7,212                          355,499
Nippon Pillar Packing Co Ltd                                                          20,566                          196,864
Peace Mark Holdings Ltd                                                              300,000                          328,278
Toyo Tanso Co Ltd (b)                                                                  4,434                          456,419
                                                                                                           -------------------
                                                                                                         1,489,104
                                                                                                           -------------------
Mortgage Banks (0.24%)
Bradford & Bingley PLC                                                                53,139                          475,006
                                                                                                           -------------------

Motion Pictures & Services (0.09%)
Bandai Visual Co Ltd                                                                      13                           31,441
Imagi International Holdings Ltd (a)                                                 282,000                          153,388
                                                                                                           -------------------
                                                                                                           184,829
                                                                                                           -------------------
Multi-Line Insurance (0.39%)
Alm Brand A/S (a)                                                                      5,150                          348,550
Grupo Catalana Occidente SA                                                            9,507                          411,476
                                                                                                           -------------------
                                                                                                           760,026
                                                                                                           -------------------
Multimedia (0.19%)
Corus Entertainment - B Shares (a)                                                     9,759                          372,355
                                                                                                           -------------------

Non-Ferrous Metals (0.98%)
Denison Mines Corp (a)                                                                50,300                          616,932
Energy Metals Corp (a)                                                                 9,967                          119,397
Non-Ferrous Metals
Hudbay Minerals (a)                                                                   44,897                          790,996
Korea Zinc Co Ltd                                                                      3,720                          397,385
                                                                                                           -------------------
                                                                                                         1,924,710
                                                                                                           -------------------
Office Automation & Equipment (0.45%)
Neopost SA                                                                             6,155                          879,767
                                                                                                           -------------------

Oil - Field Services (0.92%)
Expro International Group                                                             26,425                          459,163
Fugro NV                                                                               8,806                          447,011
Petrofac Ltd                                                                         102,389                          887,041
                                                                                                           -------------------
                                                                                                         1,793,215
                                                                                                           -------------------
Oil & Gas Drilling (0.06%)
CAT Oil AG (a)                                                                         3,661                          114,389
                                                                                                           -------------------

Oil Company - Exploration & Production (0.92%)
AED Oil Ltd (a)(b)                                                                    23,757                           97,070
Avenir Diversified Income Trust                                                       12,446                           79,344
Bonterra Energy Income Trust                                                           1,364                           31,427
Crescent Point Energy Trust                                                           16,471                          263,647
Niko Resources Ltd                                                                     3,796                          275,995
Oilexco Inc (a)                                                                      108,473                          804,269
Rally Energy Corp (a)                                                                 50,524                          240,257
                                                                                                           -------------------
                                                                                                         1,792,009
                                                                                                           -------------------
Oil Field Machinery & Equipment (0.08%)
Schoeller-Bleckmann Oilfield Equipment                                                 3,166                          164,942
                                                                                                           -------------------

Oil Refining & Marketing (0.33%)
Fuchs Petrolub AG                                                                      5,485                          478,827
Parkland Income Fund                                                                   5,539                          166,724
                                                                                                           -------------------
                                                                                                           645,551
                                                                                                           -------------------
Optical Supplies (0.76%)
Cie Generale d'Optique Essilor International SA                                       12,897                        1,481,642
                                                                                                           -------------------

Paper & Related Products (0.11%)
Portucel-Empresa Produtora de Pasta e Papel SA                                        62,979                          222,104
                                                                                                           -------------------

Petrochemicals (0.23%)
Honam Petrochemical Corp                                                               2,640                          228,699
LG Petrochemical Co Ltd                                                                7,590                          223,876
                                                                                                           -------------------
                                                                                                           452,575
                                                                                                           -------------------
Photo Equipment & Supplies (0.09%)
Tamron Co Ltd                                                                          8,400                          178,208
                                                                                                           -------------------

Pipelines (0.08%)
Pembina Pipeline Income Fund                                                          10,812                          148,530
                                                                                                           -------------------

Printing - Commercial (0.52%)
De La Rue Plc                                                                         71,762                        1,009,698
                                                                                                           -------------------

Property & Casualty Insurance (1.34%)
Admiral Group PLC                                                                     61,739                        1,395,952
Beazley Group PLC                                                                    200,421                          623,148
Chaucer Holdings PLC                                                                  82,642                          152,869
Hiscox Ltd                                                                            66,667                          353,230

Property & Casualty Insurance
Novae Group PLC (a)                                                                  108,376                           84,774
                                                                                                           -------------------
                                                                                                         2,609,973
                                                                                                           -------------------
Public Thoroughfares (0.18%)
Road King Infrastructure                                                             214,000                          353,312
                                                                                                           -------------------

Publishing - Periodicals (0.40%)
Centaur Media PLC                                                                     12,478                           34,377
United Business Media PLC                                                             48,176                          751,793
                                                                                                           -------------------
                                                                                                           786,170
                                                                                                           -------------------
Real Estate Magagement & Services (2.65%)
Aedes SPA                                                                             13,078                          116,264
Ardepro Co Ltd                                                                         1,546                          554,954
Arnest One Corp                                                                       14,808                          189,875
Atrium Co Ltd                                                                          7,978                          230,187
IVG Immobilien AG                                                                     19,410                          926,693
Kungsleden AB                                                                         33,600                          603,884
Nexity                                                                                14,010                        1,194,029
Pierre & Vacances                                                                      1,386                          190,702
Sponda OYJ                                                                            32,270                          558,245
Sumitomo Real Estate Sales Co Ltd                                                      3,781                          292,944
Tosei Corp                                                                               182                          199,236
Wihlborgs Fastigheter AB                                                               5,600                          120,296
                                                                                                           -------------------
                                                                                                         5,177,309
                                                                                                           -------------------
Real Estate Operator & Developer (3.09%)
Derwent London PLC                                                                     8,906                          380,482
FKP Property Group                                                                    25,978                          153,437
Ho Bee Investment Ltd                                                                271,000                          403,691
Icade (a)                                                                              6,159                          452,511
Intershop Holdings                                                                       432                          111,809
Joint Corp                                                                            20,868                          793,352
Mapeley Ltd                                                                            3,335                          255,292
Neo-China Group Holdings Ltd (c)                                                     560,000                           78,121
Nihon Eslead Corp                                                                      1,200                           31,161
Norwegian Property ASA (a)                                                            19,963                          236,470
Renta Corp Real Estate SA (a)                                                         13,966                          674,056
Shoei Co Ltd                                                                           8,700                          250,280
TK Development (a)                                                                    31,000                          619,694
Unite Group Plc                                                                       50,348                          514,210
UOL Group Ltd                                                                         89,000                          299,179
Wheelock Properties S Ltd                                                            137,000                          292,575
Wing Tai Holdings Ltd                                                                233,567                          489,565
                                                                                                           -------------------
                                                                                                         6,035,885
                                                                                                           -------------------
Recycling (0.36%)
Asahi Pretec Corp                                                                     27,704                          695,891
                                                                                                           -------------------

REITS - Apartments (0.28%)
Boardwalk Real Estate Investment Trust (a)                                            14,400                          553,424
                                                                                                           -------------------

REITS - Diversified (1.15%)
Canadian Real Estate Investment Trust                                                 13,367                          358,924
Dundee Real Estate Investment Trust                                                    4,935                          169,701
Hammerson PLC                                                                         27,864                          950,239
Suntec Real Estate Investment Trust                                                  204,000                          266,236
Unibail                                                                                1,675                          507,653
                                                                                                           -------------------
                                                                                                         2,252,753
                                                                                                           -------------------

REITS - Office Property (0.20%)
Ascott Residence Trust                                                                68,648                           90,948
Great Portland Estates PLC                                                            19,331                          295,194
                                                                                                           -------------------
                                                                                                           386,142
                                                                                                           -------------------
Rental - Auto & Equipment (0.63%)
Cramo Oyj                                                                              9,624                          334,261
Ramirent Oyj                                                                           6,875                          551,036
Sixt AG                                                                                6,136                          351,640
                                                                                                           -------------------
                                                                                                         1,236,937
                                                                                                           -------------------
Retail - Apparel & Shoe (0.23%)
KappAhl Holding AB                                                                    41,536                          449,099
                                                                                                           -------------------

Retail - Automobile (0.05%)
Lookers Plc                                                                           26,650                          106,984
                                                                                                           -------------------

Retail - Catalog Shopping (0.20%)
N Brown Group PLC (a)                                                                 60,567                          386,464
                                                                                                           -------------------

Retail - Consumer Electronics (0.44%)
JB Hi-Fi Ltd                                                                          45,173                          276,314
Joshin Denki Co Ltd (b)                                                               43,114                          303,306
K's Holdings Corp                                                                     10,392                          276,908
                                                                                                           -------------------
                                                                                                           856,528
                                                                                                           -------------------
Retail - Jewelry (0.77%)
Swatch Group AG                                                                        5,676                        1,500,568
                                                                                                           -------------------

Retail - Mail Order (0.16%)
Findel PLC                                                                            20,095                          274,434
Takkt AG                                                                               2,068                           37,101
                                                                                                           -------------------
                                                                                                           311,535
                                                                                                           -------------------
Retail - Major Department Store (0.21%)
David Jones Ltd                                                                      109,047                          401,447
                                                                                                           -------------------

Retail - Miscellaneous/Diversified (0.36%)
Izumi Co Ltd (b)                                                                      28,156                          523,266
Macintosh Retail Group NV                                                              4,353                          174,390
                                                                                                           -------------------
                                                                                                           697,656
                                                                                                           -------------------
Retail - Office Supplies (0.03%)
Bechtle AG                                                                             1,745                           50,724
                                                                                                           -------------------

Retail - Pubs (1.71%)
Mitchells & Butlers PLC                                                               97,666                        1,512,548
Punch Taverns PLC                                                                     74,389                        1,825,434
                                                                                                           -------------------
                                                                                                         3,337,982
                                                                                                           -------------------
Retail - Toy Store (0.20%)
JUMBO SA                                                                              12,927                          400,283
                                                                                                           -------------------

Retail - Video Rental (0.22%)
Geo Corp (b)                                                                             212                          429,973
                                                                                                           -------------------

Rubber & Plastic Products (0.11%)
Semperit AG Holding                                                                    1,557                           68,637
Tokai Rubber Industries Inc                                                            7,931                          153,788
                                                                                                           -------------------
                                                                                                           222,425
                                                                                                           -------------------

Satellite Telecommunications (0.50%)
Eutelsat Communications                                                               43,144                          975,162
                                                                                                           -------------------

Schools (0.32%)
MegaStudy Co Ltd                                                                       3,515                          616,470
                                                                                                           -------------------

Seismic Data Collection (0.25%)
Compagnie Generale de Geophysique SA (a)                                               2,366                          496,216
                                                                                                           -------------------

Silver Mining (0.10%)
Silver Standard Resources Inc (a)                                                      5,589                          194,610
                                                                                                           -------------------

Special Purpose Banks (0.24%)
IKB Deutsche Industriebank AG                                                         11,875                          473,357
                                                                                                           -------------------

Steel - Producers (1.17%)
Boehler-Uddeholm AG                                                                    8,843                          850,527
Osaka Steel Co Ltd                                                                     8,220                          157,648
Salzgitter AG                                                                          7,000                        1,020,185
Schmolz + Bickenbach AG                                                                1,466                          125,590
Sidenor Steel Production & Manufacturing Co                                            7,308                          142,530
                                                                                                           -------------------
                                                                                                         2,296,480
                                                                                                           -------------------
Steel - Specialty (0.31%)
Mitsubishi Steel Manufacturing Co Ltd (b)                                            115,347                          608,841
                                                                                                           -------------------

Telecommunication Equipment (1.01%)
Amper SA                                                                              15,857                          241,480
COM DEV International Ltd (a)                                                         22,132                          111,187
Tandberg ASA                                                                          62,600                        1,307,965
Vtech Holdings Ltd                                                                    43,000                          310,111
                                                                                                           -------------------
                                                                                                         1,970,743
                                                                                                           -------------------
Telecommunication Services (0.33%)
Telenet Group Holding NV (a)                                                          20,005                          645,107
                                                                                                           -------------------

Telephone - Integrated (0.54%)
Elisa OYJ (b)                                                                         36,355                        1,053,367
                                                                                                           -------------------

Television (0.67%)
Carrere Group (a)                                                                      2,142                           68,673
Endemol NV                                                                            21,154                          660,965
Modern Times Group - B Shares                                                          9,838                          575,532
                                                                                                           -------------------
                                                                                                         1,305,170
                                                                                                           -------------------
Textile - Products (0.03%)
Gamma Holding NV                                                                         634                           49,757
                                                                                                           -------------------

Tools - Hand Held (0.35%)
Hitachi Koki Co Ltd                                                                   36,453                          557,746
Nitto Seiko Co Ltd                                                                    18,000                          129,226
                                                                                                           -------------------
                                                                                                           686,972
                                                                                                           -------------------
Transport - Marine (1.34%)
Ezra Holdings Ltd                                                                     21,000                           74,746
Golden Ocean Group Ltd                                                               200,000                          403,073
Jinhui Shipping & Transportation Ltd                                                  50,352                          274,197
Korea Line Corp                                                                        2,130                          136,295
Labroy Marine Ltd                                                                    461,919                          624,153
Pacific Basin Shipping Ltd                                                           396,000                          339,566
Shinwa Kaiun Kaisha Ltd                                                               53,371                          269,935
Transport - Marine
Smit Internationale NV                                                                 4,232                          270,510
STX Pan Ocean Co Ltd                                                                 258,000                          217,671
                                                                                                           -------------------
                                                                                                         2,610,146
                                                                                                           -------------------
Transport - Services (1.46%)
Firstgroup Plc                                                                       107,596                        1,406,961
Kintetsu World Express Inc                                                            11,800                          418,568
Stagecoach Group PLC                                                                 287,919                        1,019,844
                                                                                                           -------------------
                                                                                                         2,845,373
                                                                                                           -------------------
Transport - Truck (0.02%)
Norbert Dentressangle                                                                    470                           43,949
                                                                                                           -------------------

Water (0.45%)
Kelda Group Plc                                                                       47,653                          879,598
                                                                                                           -------------------

Web Portals (0.51%)
So-net Entertainment Corp                                                                 69                          198,498
United Internet AG                                                                    40,627                          790,191
                                                                                                           -------------------
                                                                                                           988,689
                                                                                                           -------------------
Wire & Cable Products (1.11%)
Draka Holding                                                                          8,581                          312,478
Hitachi Cable Ltd                                                                     85,556                          487,170
Nexans SA                                                                             10,361                        1,370,228
                                                                                                           -------------------
                                                                                                         2,169,876
                                                                                                           -------------------
TOTAL COMMON STOCKS                                                                                     $         187,641,713
                                                                                                           -------------------
PREFERRED STOCKS (1.40%)
Dialysis Centers (0.82%)
Fresenius AG                                                                          20,171                        1,603,247
                                                                                                           -------------------

Television (0.58%)
ProSiebenSat.1 Media AG                                                               32,125                        1,138,509
                                                                                                           -------------------
TOTAL PREFERRED STOCKS                                                                                  $           2,741,756
                                                                                                           -------------------

                                                                                                                      Value
                                                                                 ------------ ------------ -------------------
SHORT TERM INVESTMENTS (2.23%)
Commercial Paper (2.23%)
Investment in Joint Trading Account; HSBC Funding
5.40%, 4/ 2/2007                                                                   4,356,458                        4,356,458
                                                                                                           -------------------
TOTAL SHORT TERM INVESTMENTS                                                                            $           4,356,458
                                                                                                           -------------------
MONEY MARKET FUNDS (6.46%)
Money Center Banks (6.46%)
BNY Institutional Cash Reserve Fund (d)                                           12,613,826                       12,613,826
                                                                                                           -------------------
TOTAL MONEY MARKET FUNDS                                                                                $          12,613,826
                                                                                                           -------------------
Total Investments                                                                                       $         207,353,753
Liabilities in Excess of Other Assets, Net - (6.12)%                                                             (11,952,463)
                                                                                                           -------------------
TOTAL NET ASSETS - 100.00%                                                                              $         195,401,290
                                                                                                           ===================
                                                                                                           -------------------

                                                                                                           ===================

     (a)  Non-Income Producing Security

     (b) Security or a portion of the security was on loan at the end of the period.

     (c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $204,122 or 0.10% of net assets.

     (d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $          41,337,571
Unrealized Depreciation                                            (1,798,640)
                                                            -------------------
Net Unrealized Appreciation (Depreciation)                          39,538,931
Cost for federal income tax purposes                               167,814,822


Portfolio Summary (unaudited)
---------------------------------------------------- -------------------
Country                                                         Percent
---------------------------------------------------- -------------------
United Kingdom                                                   18.00%
Japan                                                            17.31%
Germany                                                           9.42%
United States                                                     8.68%
France                                                            6.95%
Switzerland                                                       5.96%
Canada                                                            5.44%
Australia                                                         4.45%
Spain                                                             3.67%
Italy                                                             3.47%
Sweden                                                            3.29%
Hong Kong                                                         2.65%
Korea, Republic Of                                                2.45%
Finland                                                           2.42%
Norway                                                            1.98%
Netherlands                                                       1.94%
Singapore                                                         1.89%
Denmark                                                           1.66%
Belgium                                                           1.14%
Greece                                                            0.96%
Austria                                                           0.91%
Ireland                                                           0.68%
Bermuda                                                           0.39%
Portugal                                                          0.28%
Guernsey                                                          0.13%
Liabilities in Excess of Other Assets, Net                     (-6.12%)
                                                     -------------------
TOTAL NET ASSETS                                                100.00%
                                                     ===================


Schedule of Investments
March 31, 2007 (unaudited)
LargeCap Blend Account
                                                                  Shares
                                                                    Held                        Value
                                                                ------------ ----------- -------------------
COMMON STOCKS (98.92%)
Advertising Agencies (0.10%)
Omnicom Group Inc                                                    4,200           $             429,996
                                                                                         -------------------

Advertising Sales (0.11%)
Lamar Advertising Co (a)                                              7,400                         465,978
                                                                                         -------------------

Aerospace & Defense (1.59%)
Boeing Co                                                            32,200                       2,862,902
General Dynamics Corp                                                20,400                       1,558,560
Raytheon Co                                                          24,800                       1,301,008
Rockwell Collins Inc                                                 18,000                       1,204,740
                                                                                         -------------------
                                                                                       6,927,210
                                                                                         -------------------
Aerospace & Defense Equipment (0.71%)
United Technologies Corp                                             47,600                       3,094,000
                                                                                         -------------------

Agricultural Chemicals (0.25%)
Monsanto Co                                                          19,900                       1,093,704
                                                                                         -------------------

Agricultural Operations (0.11%)
Archer-Daniels-Midland Co (a)                                        13,300                         488,110
                                                                                         -------------------

Airlines (0.24%)
Southwest Airlines Co (a)                                            71,600                       1,052,520
                                                                                         -------------------

Apparel Manufacturers (0.14%)
Coach Inc (b)                                                        12,600                         630,630
                                                                                         -------------------

Applications Software (2.41%)
Microsoft Corp                                                      336,500                       9,378,255
Red Hat Inc (a)(b)                                                   48,600                       1,114,398
                                                                                         -------------------
                                                                                      10,492,653
                                                                                         -------------------
Athletic Footwear (0.15%)
Nike Inc                                                              6,300                         669,438
                                                                                         -------------------

Audio & Video Products (0.06%)
Harman International Industries Inc                                   2,700                         259,416
                                                                                         -------------------

Auto - Car & Light Trucks (0.16%)
Ford Motor Co (a)                                                    88,800                         700,632
                                                                                         -------------------

Beverages - Non-Alcoholic (1.84%)
Coca-Cola Co/The                                                     81,400                       3,907,200
PepsiCo Inc                                                          65,100                       4,137,756
                                                                                         -------------------
                                                                                       8,044,956
                                                                                         -------------------

Brewery (0.38%)
Anheuser-Busch Cos Inc                                               33,100                       1,670,226
                                                                                         -------------------

Broadcasting Services & Programming (0.28%)
Clear Channel Communications Inc                                     18,200                         637,728
Liberty Media Holding Corp - Capital (b)                              5,185                         573,409
                                                                                         -------------------
                                                                                       1,211,137
                                                                                         -------------------
Building - Residential & Commercial (0.32%)
DR Horton Inc                                                        24,800                         545,600
Lennar Corp (a)                                                      20,000                         844,200
                                                                                         -------------------
                                                                                       1,389,800
                                                                                         -------------------
Building Products - Wood (0.14%)
Masco Corp                                                           22,900                         627,460
                                                                                         -------------------

Cable TV (1.16%)
Cablevision Systems Corp                                             14,200                         432,106
Comcast Corp (a)(b)                                                  92,100                       2,389,995
EchoStar Communications Corp (b)                                     17,300                         751,339
Rogers Communications Inc (a)                                        45,600                       1,493,856
                                                                                         -------------------
                                                                                       5,067,296
                                                                                         -------------------
Casino Hotels (0.20%)
Harrah's Entertainment Inc                                            4,300                         363,135
Wynn Resorts Ltd (a)                                                  5,400                         512,244
                                                                                         -------------------
                                                                                         875,379
                                                                                         -------------------
Casino Services (0.41%)
International Game Technology                                        44,000                       1,776,720
                                                                                         -------------------

Cellular Telecommunications (0.19%)
Alltel Corp                                                          13,300                         824,600
                                                                                         -------------------

Chemicals - Diversified (0.78%)
Dow Chemical Co/The                                                  35,400                       1,623,444
EI Du Pont de Nemours & Co (a)                                       35,600                       1,759,708
                                                                                         -------------------
                                                                                       3,383,152
                                                                                         -------------------
Chemicals - Specialty (0.17%)
Ecolab Inc (a)                                                       13,400                         576,200
Sigma-Aldrich Corp (a)                                                3,800                         157,776
                                                                                         -------------------
                                                                                         733,976
                                                                                         -------------------
Coal (0.26%)
Consol Energy Inc (a)                                                19,300                         755,209
Peabody Energy Corp (a)                                               9,100                         366,184
                                                                                         -------------------
                                                                                       1,121,393
                                                                                         -------------------
Coatings & Paint (0.06%)
Sherwin-Williams Co/The                                               3,900                         257,556
                                                                                         -------------------

Commercial Banks (0.65%)
First Horizon National Corp (a)                                      33,600                       1,395,408
Synovus Financial Corp                                               44,200                       1,429,428
                                                                                         -------------------
                                                                                       2,824,836
                                                                                         -------------------
Commercial Services - Finance (0.40%)
H&R Block Inc (a)                                                    31,100                         654,344
Moody's Corp (a)                                                      8,500                         527,510
Western Union Co/The                                                 26,500                         581,675
                                                                                         -------------------
                                                                                       1,763,529
                                                                                         -------------------

Computer Aided Design (0.25%)
Autodesk Inc (a)(b)                                                  29,100                       1,094,160
                                                                                         -------------------

Computer Services (0.36%)
Affiliated Computer Services Inc (b)                                  9,300                         547,584
Computer Sciences Corp (b)                                            6,000                         312,780
Electronic Data Systems Corp                                         26,100                         722,448
                                                                                         -------------------
                                                                                       1,582,812
                                                                                         -------------------
Computers (3.16%)
Apple Inc (b)                                                        23,600                       2,192,676
Dell Inc (b)                                                        148,700                       3,451,327
Hewlett-Packard Co                                                  105,500                       4,234,770
International Business Machines Corp                                 23,400                       2,205,684
Sun Microsystems Inc (a)(b)                                         284,800                       1,711,648
                                                                                         -------------------
                                                                                      13,796,105
                                                                                         -------------------
Computers - Memory Devices (0.38%)
EMC Corp/Massachusetts (a)(b)                                        79,100                       1,095,535
Network Appliance Inc (a)(b)                                          4,500                         164,340
Seagate Technology (a)                                               17,400                         405,420
                                                                                         -------------------
                                                                                       1,665,295
                                                                                         -------------------
Consulting Services (0.31%)
Accenture Ltd                                                        35,200                       1,356,608
                                                                                         -------------------

Consumer Products - Miscellaneous (0.41%)
Clorox Co                                                            12,000                         764,280
Fortune Brands Inc                                                    2,100                         165,522
Kimberly-Clark Corp                                                  12,400                         849,276
                                                                                         -------------------
                                                                                       1,779,078
                                                                                         -------------------
Cosmetics & Toiletries (2.27%)
Avon Products Inc                                                    30,000                       1,117,800
Colgate-Palmolive Co                                                 15,300                       1,021,887
Procter & Gamble Co                                                 122,992                       7,768,175
                                                                                         -------------------
                                                                                       9,907,862
                                                                                         -------------------
Data Processing & Management (0.54%)
Automatic Data Processing Inc                                        29,900                       1,447,160
First Data Corp                                                      26,600                         715,540
NAVTEQ Corp (a)(b)                                                    5,100                         175,950
                                                                                         -------------------
                                                                                       2,338,650
                                                                                         -------------------
Disposable Medical Products (0.10%)
CR Bard Inc                                                           5,400                         429,354
                                                                                         -------------------

Distribution & Wholesale (0.06%)
Fastenal Co (a)                                                       7,200                         252,360
                                                                                         -------------------

Diversified Manufacturing Operations (6.00%)
3M Co (a)                                                            37,900                       2,896,697
Danaher Corp                                                         48,600                       3,472,470
General Electric Co                                                 321,900                      11,382,384
Honeywell International Inc                                           5,700                         262,542
Illinois Tool Works Inc                                              56,900                       2,936,040
Tyco International Ltd                                              165,200                       5,212,060
                                                                                         -------------------
                                                                                      26,162,193
                                                                                         -------------------
E-Commerce - Products (0.41%)
Amazon.Com Inc (a)(b)                                                44,800                       1,782,592
                                                                                         -------------------


E-Commerce - Services (0.30%)
eBay Inc (b)                                                         39,500                       1,309,425
                                                                                         -------------------

Electric - Generation (0.33%)
AES Corp/The (b)                                                     66,600                       1,433,232
                                                                                         -------------------

Electric - Integrated (2.44%)
Constellation Energy Group Inc                                       10,600                         921,670
Duke Energy Corp                                                     38,700                         785,223
Edison International                                                 21,700                       1,066,121
Entergy Corp                                                         19,700                       2,066,924
Exelon Corp                                                          37,700                       2,590,367
PPL Corp                                                             30,600                       1,251,540
Public Service Enterprise Group Inc                                  18,100                       1,503,024
TECO Energy Inc                                                      27,200                         468,112
                                                                                         -------------------
                                                                                      10,652,981
                                                                                         -------------------
Electronic Components - Miscellaneous (0.07%)
Flextronics International Ltd (b)                                    27,100                         296,474
                                                                                         -------------------

Electronic Components - Semiconductors (1.32%)
Advanced Micro Devices Inc (a)(b)                                    40,700                         531,542
Broadcom Corp (a)(b)                                                  9,100                         291,837
Intel Corp                                                          215,800                       4,128,254
Xilinx Inc (a)                                                       30,500                         784,765
                                                                                         -------------------
                                                                                       5,736,398
                                                                                         -------------------
Engineering - Research & Development Services (0.07%)
Fluor Corp (a)                                                        3,500                         314,020
                                                                                         -------------------

Enterprise Software & Services (0.31%)
Oracle Corp (b)                                                      74,700                       1,354,311
                                                                                         -------------------

Entertainment Software (0.11%)
Electronic Arts Inc (a)(b)                                            9,400                         473,384
                                                                                         -------------------

Fiduciary Banks (0.64%)
Northern Trust Corp                                                  13,100                         787,834
State Street Corp                                                    31,200                       2,020,200
                                                                                         -------------------
                                                                                       2,808,034
                                                                                         -------------------
Finance - Commercial (0.11%)
CIT Group Inc                                                         8,700                         460,404
                                                                                         -------------------

Finance - Consumer Loans (0.20%)
SLM Corp                                                             21,300                         871,170
                                                                                         -------------------

Finance - Credit Card (0.41%)
American Express Co                                                  31,400                       1,770,960
                                                                                         -------------------

Finance - Investment Banker & Broker (6.06%)
Bear Stearns Cos Inc/The                                                600                          90,210
Charles Schwab Corp/The                                              41,200                         753,548
Citigroup Inc                                                       199,760                      10,255,678
E*Trade Financial Corp (b)                                           55,500                       1,177,710
Goldman Sachs Group Inc/The                                          19,300                       3,987,959
JPMorgan Chase & Co                                                  76,188                       3,685,976
Lehman Brothers Holdings Inc                                         21,700                       1,520,519
Merrill Lynch & Co Inc                                               18,100                       1,478,227

Finance - Investment Banker & Broker
Morgan Stanley                                                       44,400                       3,496,944
                                                                                         -------------------
                                                                                      26,446,771
                                                                                         -------------------
Finance - Mortgage Loan/Banker (0.59%)
Countrywide Financial Corp (a)                                       57,000                       1,917,480
Freddie Mac                                                          10,900                         648,441
                                                                                         -------------------
                                                                                       2,565,921
                                                                                         -------------------
Finance - Other Services (0.61%)
Chicago Mercantile Exchange Holdings Inc (a)                          3,500                       1,863,610
IntercontinentalExchange Inc (a)(b)                                   6,600                         806,586
                                                                                         -------------------
                                                                                       2,670,196
                                                                                         -------------------
Food - Miscellaneous/Diversified (0.51%)
General Mills Inc                                                    23,200                       1,350,704
Kellogg Co                                                           17,200                         884,596
                                                                                         -------------------
                                                                                       2,235,300
                                                                                         -------------------
Food - Retail (0.10%)
Kroger Co/The                                                        13,200                         372,900
Whole Foods Market Inc                                                1,900                          85,215
                                                                                         -------------------
                                                                                         458,115
                                                                                         -------------------
Food - Wholesale & Distribution (0.23%)
Sysco Corp                                                           29,300                         991,219
                                                                                         -------------------

Forestry (0.13%)
Weyerhaeuser Co (a)                                                   7,659                         572,434
                                                                                         -------------------

Gas - Distribution (0.07%)
AGL Resources Inc                                                     7,500                         320,400
                                                                                         -------------------

Gold Mining (0.18%)
Barrick Gold Corp                                                    27,100                         773,705
                                                                                         -------------------

Hotels & Motels (0.35%)
Marriott International Inc                                           21,500                       1,052,640
Starwood Hotels & Resorts Worldwide Inc                               7,400                         479,890
                                                                                         -------------------
                                                                                       1,532,530
                                                                                         -------------------
Human Resources (0.44%)
Monster Worldwide Inc (b)                                            32,900                       1,558,473
Robert Half International Inc                                         9,200                         340,492
                                                                                         -------------------
                                                                                       1,898,965
                                                                                         -------------------
Independent Power Producer (0.38%)
Dynegy Inc (b)                                                       81,900                         758,394
Mirant Corp (b)                                                       4,400                         178,024
NRG Energy Inc (a)(b)                                                 4,800                         345,792
Reliant Energy Inc (a)(b)                                            17,800                         361,696
                                                                                         -------------------
                                                                                       1,643,906
                                                                                         -------------------
Industrial Gases (0.21%)
Air Products & Chemicals Inc                                          3,200                         236,448
Praxair Inc                                                          10,600                         667,376
                                                                                         -------------------
                                                                                         903,824
                                                                                         -------------------
Instruments - Scientific (0.22%)
Thermo Fisher Scientific Inc (b)                                     20,200                         944,350
                                                                                         -------------------

Insurance Brokers (0.48%)
AON Corp                                                             36,100                       1,370,356
Marsh & McLennan Cos Inc                                             13,100                         383,699

Insurance Brokers
Willis Group Holdings Ltd                                             8,700                         344,346
                                                                                         -------------------
                                                                                       2,098,401
                                                                                         -------------------
Internet Security (0.29%)
Checkfree Corp (a)(b)                                                 6,700                         248,503
McAfee Inc (b)                                                       15,700                         456,556
VeriSign Inc (a)(b)                                                  22,100                         555,152
                                                                                         -------------------
                                                                                       1,260,211
                                                                                         -------------------
Investment Management & Advisory Services (0.79%)
Affiliated Managers Group Inc (a)(b)                                  8,200                         888,470
Ameriprise Financial Inc                                             14,920                         852,529
Franklin Resources Inc                                                7,700                         930,391
Legg Mason Inc                                                        8,100                         763,101
                                                                                         -------------------
                                                                                       3,434,491
                                                                                         -------------------
Leisure & Recreation Products (0.05%)
Brunswick Corp/DE                                                     6,500                         207,025
                                                                                         -------------------

Life & Health Insurance (0.51%)
Prudential Financial Inc (a)                                         24,500                       2,211,370
                                                                                         -------------------

Machinery - Construction & Mining (0.59%)
Caterpillar Inc                                                      35,500                       2,379,565
Joy Global Inc                                                        4,900                         210,210
                                                                                         -------------------
                                                                                       2,589,775
                                                                                         -------------------
Medical - Biomedical/Gene (1.02%)
Amgen Inc (b)                                                        43,100                       2,408,428
Biogen Idec Inc (b)                                                  14,500                         643,510
Celgene Corp (a)(b)                                                  14,500                         760,670
Genentech Inc (a)(b)                                                  4,800                         394,176
Genzyme Corp (a)(b)                                                   4,000                         240,080
                                                                                         -------------------
                                                                                       4,446,864
                                                                                         -------------------
Medical - Drugs (4.41%)
Abbott Laboratories                                                  36,500                       2,036,700
Allergan Inc                                                          9,800                       1,086,036
Bristol-Myers Squibb Co                                              71,800                       1,993,168
Cephalon Inc (b)                                                      4,000                         284,840
Eli Lilly & Co                                                       35,900                       1,928,189
Merck & Co Inc                                                       83,300                       3,679,361
Pfizer Inc                                                          147,000                       3,713,220
Schering-Plough Corp                                                 67,700                       1,727,027
Sepracor Inc (a)(b)                                                   2,100                          97,923
Wyeth                                                                53,700                       2,686,611
                                                                                         -------------------
                                                                                      19,233,075
                                                                                         -------------------
Medical - Generic Drugs (0.12%)
Barr Pharmaceuticals Inc (b)                                         11,000                         509,850
                                                                                         -------------------

Medical - HMO (1.47%)
Aetna Inc                                                            24,900                       1,090,371
Humana Inc (b)                                                        4,900                         284,298
UnitedHealth Group Inc                                               54,000                       2,860,380
WellPoint Inc (b)                                                    26,700                       2,165,370
                                                                                         -------------------
                                                                                       6,400,419
                                                                                         -------------------
Medical - Nursing Homes (0.11%)
Manor Care Inc (a)                                                    9,200                         500,112
                                                                                         -------------------


Medical Instruments (0.96%)
Boston Scientific Corp (b)                                           58,900                         856,406
Medtronic Inc                                                        52,300                       2,565,838
St Jude Medical Inc (b)                                              20,000                         752,200
                                                                                         -------------------
                                                                                       4,174,444
                                                                                         -------------------
Medical Laboratory & Testing Service (0.19%)
Laboratory Corp of America Holdings (b)                              11,200                         813,456
                                                                                         -------------------

Medical Products (1.82%)
Baxter International Inc                                              8,900                         468,763
Becton Dickinson & Co                                                11,400                         876,546
Johnson & Johnson                                                   107,800                       6,496,028
Zimmer Holdings Inc (b)                                               1,200                         102,492
                                                                                         -------------------
                                                                                       7,943,829
                                                                                         -------------------
Metal - Aluminum (0.13%)
Alcoa Inc                                                            16,400                         555,960
                                                                                         -------------------

Metal - Diversified (0.29%)
Freeport-McMoRan Copper & Gold Inc (a)                                3,953                         261,649
Rio Tinto PLC ADR                                                     4,500                       1,025,145
                                                                                         -------------------
                                                                                       1,286,794
                                                                                         -------------------
Motorcycle/Motor Scooter (0.16%)
Harley-Davidson Inc                                                  11,900                         699,125
                                                                                         -------------------

Multi-Line Insurance (3.13%)
American International Group Inc                                    105,500                       7,091,710
Genworth Financial Inc                                               30,000                       1,048,200
Hartford Financial Services Group Inc                                16,300                       1,557,954
Loews Corp                                                            9,900                         449,757
Metlife Inc (a)                                                      44,400                       2,803,860
XL Capital Ltd (a)                                                   10,000                         699,600
                                                                                         -------------------
                                                                                      13,651,081
                                                                                         -------------------
Multimedia (1.59%)
EW Scripps Co                                                        15,400                         688,072
McGraw-Hill Cos Inc/The                                              10,700                         672,816
Meredith Corp (a)                                                     3,400                         195,126
News Corp                                                            55,400                       1,280,848
Time Warner Inc                                                      55,600                       1,096,432
Viacom Inc (b)                                                       20,150                         828,366
Walt Disney Co/The                                                   63,000                       2,169,090
                                                                                         -------------------
                                                                                       6,930,750
                                                                                         -------------------
Networking Products (1.37%)
Cisco Systems Inc (b)                                               157,300                       4,015,869
Juniper Networks Inc (a)(b)                                         100,700                       1,981,776
                                                                                         -------------------
                                                                                       5,997,645
                                                                                         -------------------
Non-Hazardous Waste Disposal (0.24%)
Republic Services Inc                                                37,050                       1,030,731
                                                                                         -------------------

Office Automation & Equipment (0.16%)
Pitney Bowes Inc                                                     15,200                         689,928
                                                                                         -------------------

Office Supplies & Forms (0.15%)
Avery Dennison Corp                                                  10,000                         642,600
                                                                                         -------------------

Oil - Field Services (1.59%)
Baker Hughes Inc (a)                                                 21,700                       1,435,021

Oil - Field Services
BJ Services Co                                                       26,300                         733,770
Schlumberger Ltd                                                     69,100                       4,774,810
                                                                                         -------------------
                                                                                       6,943,601
                                                                                         -------------------
Oil & Gas Drilling (0.43%)
Nabors Industries Ltd (a)(b)                                         10,000                         296,700
Transocean Inc (b)                                                   19,400                       1,584,980
                                                                                         -------------------
                                                                                       1,881,680
                                                                                         -------------------
Oil Company - Exploration & Production (0.90%)
Anadarko Petroleum Corp                                               9,900                         425,502
Devon Energy Corp                                                     7,100                         491,462
EOG Resources Inc                                                    11,200                         799,008
Murphy Oil Corp                                                      26,300                       1,404,420
XTO Energy Inc                                                       15,000                         822,150
                                                                                         -------------------
                                                                                       3,942,542
                                                                                         -------------------
Oil Company - Integrated (5.47%)
Chevron Corp                                                         75,100                       5,554,396
ConocoPhillips                                                       40,700                       2,781,845
Exxon Mobil Corp                                                    169,200                      12,766,140
Occidental Petroleum Corp                                            19,800                         976,338
Total SA ADR (a)                                                     25,800                       1,800,324
                                                                                         -------------------
                                                                                      23,879,043
                                                                                         -------------------
Oil Field Machinery & Equipment (0.55%)
FMC Technologies Inc (a)(b)                                          12,900                         899,904
Grant Prideco Inc (b)                                                30,000                       1,495,200
                                                                                         -------------------
                                                                                       2,395,104
                                                                                         -------------------
Oil Refining & Marketing (0.76%)
Sunoco Inc                                                           31,700                       2,232,948
Valero Energy Corp                                                   16,900                       1,089,881
                                                                                         -------------------
                                                                                       3,322,829
                                                                                         -------------------
Optical Supplies (0.13%)
Alcon Inc (a)                                                         4,400                         580,008
                                                                                         -------------------

Paper & Related Products (0.39%)
Bowater Inc (a)                                                      12,800                         304,896
Domtar Corp (b)                                                      10,483                          97,597
International Paper Co (a)                                           35,800                       1,303,120
                                                                                         -------------------
                                                                                       1,705,613
                                                                                         -------------------
Pharmacy Services (0.57%)
Express Scripts Inc (a)(b)                                            9,400                         758,768
Medco Health Solutions Inc (b)                                       14,200                       1,029,926
Omnicare Inc (a)                                                     18,000                         715,860
                                                                                         -------------------
                                                                                       2,504,554
                                                                                         -------------------
Pipelines (0.63%)
Spectra Energy Corp                                                  31,500                         827,505
Williams Cos Inc                                                     67,700                       1,926,742
                                                                                         -------------------
                                                                                       2,754,247
                                                                                         -------------------
Property & Casualty Insurance (0.35%)
Progressive Corp/The (a)                                             33,500                         730,970
Travelers Cos Inc/The                                                15,215                         787,680
                                                                                         -------------------
                                                                                       1,518,650
                                                                                         -------------------
Publishing - Newspapers (0.10%)
Tribune Co (a)                                                       13,300                         427,063
                                                                                         -------------------

Regional Banks (4.90%)
Bank of America Corp                                                 97,286                       4,963,532
Regional Banks
Fifth Third Bancorp                                                  32,300                       1,249,687
PNC Financial Services Group Inc                                     11,700                         842,049
SunTrust Banks Inc                                                   42,200                       3,504,288
US Bancorp                                                          105,700                       3,696,329
Wachovia Corp                                                        37,900                       2,086,395
Wells Fargo & Co                                                    145,800                       5,019,894
                                                                                         -------------------
                                                                                      21,362,174
                                                                                         -------------------
Reinsurance (0.10%)
Axis Capital Holdings Ltd                                            13,500                         457,110
                                                                                         -------------------

REITS - Apartments (0.30%)
Archstone-Smith Trust                                                24,300                       1,319,004
                                                                                         -------------------

REITS - Hotels (0.11%)
Host Hotels & Resorts Inc                                            17,700                         465,687
                                                                                         -------------------

REITS - Office Property (0.26%)
Boston Properties Inc                                                 9,800                       1,150,520
                                                                                         -------------------

REITS - Regional Malls (0.28%)
Simon Property Group Inc (a)                                         10,900                       1,212,625
                                                                                         -------------------

REITS - Warehouse & Industrial (0.19%)
Prologis                                                             12,800                         831,104
                                                                                         -------------------

Retail - Apparel & Shoe (0.25%)
Ross Stores Inc                                                      31,300                       1,076,720
                                                                                         -------------------

Retail - Bedding (0.50%)
Bed Bath & Beyond Inc (b)                                            53,800                       2,161,146
                                                                                         -------------------

Retail - Building Products (1.12%)
Home Depot Inc                                                       81,500                       2,994,310
Lowe's Cos Inc                                                       59,600                       1,876,804
                                                                                         -------------------
                                                                                       4,871,114
                                                                                         -------------------
Retail - Consumer Electronics (0.16%)
Best Buy Co Inc (a)                                                  14,450                         704,004
                                                                                         -------------------

Retail - Discount (1.92%)
Costco Wholesale Corp                                                16,400                         882,976
Target Corp                                                          37,700                       2,234,102
TJX Cos Inc (a)                                                      34,900                         940,904
Wal-Mart Stores Inc                                                  92,100                       4,324,095
                                                                                         -------------------
                                                                                       8,382,077
                                                                                         -------------------
Retail - Drug Store (1.05%)
CVS/Caremark Corp (a)                                                87,378                       2,983,085
Walgreen Co (a)                                                      34,500                       1,583,205
                                                                                         -------------------
                                                                                       4,566,290
                                                                                         -------------------
Retail - Office Supplies (0.15%)
Office Depot Inc (a)(b)                                              18,400                         646,576
                                                                                         -------------------

Retail - Regional Department Store (0.94%)
Kohl's Corp (b)                                                      53,400                       4,090,974
                                                                                         -------------------


Retail - Restaurants (0.14%)
Starbucks Corp (a)(b)                                                19,200                         602,112
                                                                                         -------------------

Savings & Loans - Thrifts (0.28%)
Sovereign Bancorp Inc (a)                                            16,300                         414,672
Washington Mutual Inc                                                20,300                         819,714
                                                                                         -------------------
                                                                                       1,234,386
                                                                                         -------------------
Semiconductor Component - Integrated Circuits (0.70%)
Analog Devices Inc                                                   30,000                       1,034,700
Marvell Technology Group Ltd (a)(b)                                 120,400                       2,023,924
                                                                                         -------------------
                                                                                       3,058,624
                                                                                         -------------------
Semiconductor Equipment (0.50%)
Applied Materials Inc                                                94,100                       1,723,912
ASML Holding NV (a)(b)                                               18,400                         455,400
                                                                                         -------------------
                                                                                       2,179,312
                                                                                         -------------------
Steel - Producers (0.16%)
Nucor Corp                                                           10,600                         690,378
                                                                                         -------------------

Steel - Specialty (0.09%)
Allegheny Technologies Inc                                            3,500                         373,415
                                                                                         -------------------

Telecommunication Equipment (0.10%)
Alcatel-Lucent ADR (a)                                               37,792                         446,701
                                                                                         -------------------

Telecommunication Equipment - Fiber Optics (0.28%)
Corning Inc (b)                                                      53,500                       1,216,590
                                                                                         -------------------

Telephone - Integrated (2.34%)
AT&T Inc                                                            238,177                       9,391,319
Verizon Communications Inc                                           22,000                         834,240
                                                                                         -------------------
                                                                                      10,225,559
                                                                                         -------------------
Therapeutics (0.39%)
Gilead Sciences Inc (b)                                              22,200                       1,698,300
                                                                                         -------------------

Tobacco (1.58%)
Altria Group Inc (a)                                                 78,600                       6,901,866
                                                                                         -------------------

Toys (0.07%)
Mattel Inc                                                           11,600                         319,812
                                                                                         -------------------

Transport - Rail (0.69%)
Canadian National Railway Co                                         19,500                         860,730
Norfolk Southern Corp                                                39,300                       1,988,580
Union Pacific Corp                                                    1,800                         182,790
                                                                                         -------------------
                                                                                       3,032,100
                                                                                         -------------------
Transport - Services (0.59%)
Expeditors International Washington Inc (a)                          25,700                       1,061,924
FedEx Corp                                                            3,400                         365,262
United Parcel Service Inc (a)                                        16,400                       1,149,640
                                                                                         -------------------
                                                                                       2,576,826
                                                                                         -------------------
Web Portals (1.29%)
Google Inc (b)                                                       10,200                       4,673,232
Yahoo! Inc (a)(b)                                                    30,000                         938,700
                                                                                         -------------------
                                                                                       5,611,932
                                                                                         -------------------
Wireless Equipment (1.68%)
American Tower Corp (b)                                              54,260                       2,113,427
Wireless Equipment
Crown Castle International Corp (a)(b)                               51,000                       1,638,630
Motorola Inc                                                         92,800                       1,639,776
Qualcomm Inc                                                         45,600                       1,945,296
                                                                                         -------------------
                                                                                       7,337,129
                                                                                         -------------------
TOTAL COMMON STOCKS                                                                   $         431,426,838
                                                                                         -------------------
                                                                    Principal
                                                                     Amount             Value
                                                                ------------ ----------- -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.03%)
U.S. Treasury Bill (0.03%)
4.96%, 4/ 5/2007 (c)                                                150,000                         149,938
                                                                                         -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                 $             149,938
                                                                                         -------------------
MONEY MARKET FUNDS (13.54%)
Money Center Banks (13.54%)
BNY Institutional Cash Reserve Fund (d)                          59,044,398                      59,044,398
                                                                                         -------------------
TOTAL MONEY MARKET FUNDS                                                              $          59,044,398
                                                                                         -------------------
Total Investments                                                                     $         490,621,174
Liabilities in Excess of Other Assets, Net - (12.49)%                                          (54,467,151)
                                                                                         -------------------
TOTAL NET ASSETS - 100.00%                                                            $         436,154,023
                                                                                         ===================
                                                                                         -------------------

                                                                                         ===================

     (a) Security or a portion of the security was on loan at the end of the period.

     (b)  Non-Income Producing Security

     (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $149,938 or 0.03% of net assets.

     (d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                     $          46,870,561
Unrealized Depreciation                              (10,868,548)
                                               -------------------
Net Unrealized Appreciation (Depreciation)             36,002,013
Cost for federal income tax purposes                  454,619,161


                          SCHEDULE OF FUTURES CONTRACTS
                                                    Current      Unrealized
                           Number       Original     Market     Appreciation/
                              of
Type                       Contracts     Value        Value     (Depreciation)
-------------------------- --------- --------------------------------------
Buy:
S&P 500 eMini; June 2007      41        $2,907,802  $2,933,960  $26,158

Portfolio Summary (unaudited)
--------------------------------------------------------------
Sector                                                Percent
--------------------------------------------------------------
Financial                                              34.49%
Consumer, Non-cyclical                                 20.03%
Communications                                         11.59%
Industrial                                             10.91%
Energy                                                 10.60%
Technology                                             10.19%
Consumer, Cyclical                                      8.59%
Utilities                                               3.22%
Basic Materials                                         2.83%
Government                                              0.04%
Liabilities in Excess of Other Assets, Net          (-12.49%)
                                               ---------------
TOTAL NET ASSETS                                      100.00%
                                               ===============

Other Assets Summary (unaudited)
--------------------------------------------------------------
Asset Type                                            Percent
--------------------------------------------------------------
Futures                                                 0.67%


Schedule of Investments
March 31, 2007 (unaudited)
LargeCap Growth Equity Account
                                                                    Shares
                                                                     Held                     Value
                                                                 ------------ -------- -------------------
COMMON STOCKS (98.97%)
Agricultural Chemicals (0.95%)
Monsanto Co                                                           6,400        $             351,744
                                                                                       -------------------

Airlines (1.97%)
Southwest Airlines Co (a)                                             49,600                      729,120
                                                                                       -------------------

Apparel Manufacturers (0.57%)
Coach Inc (b)                                                          4,200                      210,210
                                                                                       -------------------

Applications Software (4.63%)
Microsoft Corp                                                        50,200                    1,399,074
Red Hat Inc (a)(b)                                                    13,700                      314,141
                                                                                       -------------------
                                                                                     1,713,215
                                                                                       -------------------
Audio & Video Products (1.50%)
Harman International Industries Inc (a)                                5,800                      557,264
                                                                                       -------------------

Cable TV (1.11%)
EchoStar Communications Corp (b)                                       9,500                      412,585
                                                                                       -------------------

Casino Hotels (0.64%)
Wynn Resorts Ltd (a)                                                   2,500                      237,150
                                                                                       -------------------

Casino Services (2.06%)
International Game Technology                                         18,900                      763,182
                                                                                       -------------------

Computer Aided Design (1.17%)
Autodesk Inc (a)(b)                                                   11,500                      432,400
                                                                                       -------------------

Computers (1.48%)
Apple Inc (b)                                                          5,900                      548,169
                                                                                       -------------------

Consulting Services (1.97%)
Accenture Ltd                                                         18,900                      728,406
                                                                                       -------------------

Data Processing & Management (1.49%)
Automatic Data Processing Inc                                         11,400                      551,760
                                                                                       -------------------

Diversified Manufacturing Operations (6.55%)
Danaher Corp                                                          11,100                      793,095
General Electric Co                                                   46,200                    1,633,632
                                                                                       -------------------
                                                                                     2,426,727
                                                                                       -------------------
E-Commerce - Products (2.18%)
Amazon.Com Inc (a)(b)                                                 20,300                      807,737
                                                                                       -------------------


E-Commerce - Services (1.37%)
eBay Inc (b)                                                          15,300                      507,195
                                                                                       -------------------

Electronic Components - Semiconductors (4.80%)
Broadcom Corp (b)                                                     16,600                      532,362
Intel Corp                                                            24,100                      461,033
Xilinx Inc (a)                                                        30,500                      784,765
                                                                                       -------------------
                                                                                     1,778,160
                                                                                       -------------------
Electronic Forms (1.51%)
Adobe Systems Inc (b)                                                 13,400                      558,780
                                                                                       -------------------

Entertainment Software (0.75%)
Electronic Arts Inc (b)                                                5,500                      276,980
                                                                                       -------------------

Fiduciary Banks (2.66%)
State Street Corp                                                     15,200                      984,200
                                                                                       -------------------

Finance - Investment Banker & Broker (3.33%)
E*Trade Financial Corp (a)(b)                                         25,000                      530,500
Morgan Stanley                                                         8,900                      700,964
                                                                                       -------------------
                                                                                     1,231,464
                                                                                       -------------------
Finance - Other Services (1.50%)
Chicago Mercantile Exchange Holdings Inc                                 650                      346,099
IntercontinentalExchange Inc (a)(b)                                    1,700                      207,757
                                                                                       -------------------
                                                                                       553,856
                                                                                       -------------------
Hotels & Motels (1.07%)
Marriott International Inc                                             8,100                      396,576
                                                                                       -------------------

Human Resources (1.18%)
Monster Worldwide Inc (b)                                              9,200                      435,804
                                                                                       -------------------

Internet Security (1.02%)
VeriSign Inc (a)(b)                                                   15,000                      376,800
                                                                                       -------------------

Investment Management & Advisory Services (2.06%)
Franklin Resources Inc                                                 6,300                      761,229
                                                                                       -------------------

Medical - Biomedical/Gene (4.07%)
Amgen Inc (b)                                                          7,600                      424,688
Celgene Corp (a)(b)                                                    7,500                      393,450
Genentech Inc (a)(b)                                                   8,400                      689,808
                                                                                       -------------------
                                                                                     1,507,946
                                                                                       -------------------
Medical - Drugs (1.55%)
Cephalon Inc (b)                                                       3,700                      263,477
Sepracor Inc (a)(b)                                                    6,700                      312,421
                                                                                       -------------------
                                                                                       575,898
                                                                                       -------------------
Medical - HMO (3.64%)
UnitedHealth Group Inc                                                13,500                      715,095
WellPoint Inc (b)                                                      7,800                      632,580
                                                                                       -------------------
                                                                                     1,347,675
                                                                                       -------------------
Medical Instruments (2.63%)
Medtronic Inc                                                         13,600                      667,216
St Jude Medical Inc (b)                                                8,200                      308,402
                                                                                       -------------------
                                                                                       975,618
                                                                                       -------------------

Networking Products (2.97%)
Juniper Networks Inc (a)(b)                                           55,900                    1,100,112
                                                                                       -------------------

Oil - Field Services (2.02%)
Schlumberger Ltd (a)                                                  10,800                      746,280
                                                                                       -------------------

Pharmacy Services (1.23%)
Medco Health Solutions Inc (b)                                         6,300                      456,939
                                                                                       -------------------

Radio (1.08%)
XM Satellite Radio Holdings Inc (a)(b)                                31,100                      401,812
                                                                                       -------------------

Retail - Bedding (1.44%)
Bed Bath & Beyond Inc (a)(b)                                          13,300                      534,261
                                                                                       -------------------

Retail - Building Products (0.91%)
Lowe's Cos Inc                                                        10,700                      336,943
                                                                                       -------------------

Retail - Discount (2.93%)
Target Corp                                                           11,900                      705,194
Wal-Mart Stores Inc                                                    8,100                      380,295
                                                                                       -------------------
                                                                                     1,085,489
                                                                                       -------------------
Retail - Drug Store (2.72%)
CVS/Caremark Corp                                                     13,055                      445,698
Walgreen Co (a)                                                       12,200                      559,858
                                                                                       -------------------
                                                                                     1,005,556
                                                                                       -------------------
Retail - Regional Department Store (2.15%)
Kohl's Corp (b)                                                       10,400                      796,744
                                                                                       -------------------

Semiconductor Component - Integrated Circuits (5.12%)
Analog Devices Inc                                                    18,200                      627,718
Marvell Technology Group Ltd (a)(b)                                   41,800                      702,658
Maxim Integrated Products Inc                                         19,300                      567,420
                                                                                       -------------------
                                                                                     1,897,796
                                                                                       -------------------
Semiconductor Equipment (1.82%)
Applied Materials Inc                                                 36,800                      674,176
                                                                                       -------------------

Therapeutics (2.89%)
Gilead Sciences Inc (b)                                               14,000                    1,071,000
                                                                                       -------------------

Transport - Services (1.22%)
Expeditors International Washington Inc                               10,900                      450,388
                                                                                       -------------------

Web Portals (3.95%)
Google Inc (b)                                                         2,400                    1,099,584
Yahoo! Inc (a)(b)                                                     11,600                      362,964
                                                                                       -------------------
                                                                                     1,462,548
                                                                                       -------------------
Wireless Equipment (5.11%)
American Tower Corp (b)                                               39,500                    1,538,525
Qualcomm Inc                                                           8,300                      354,078
                                                                                       -------------------
                                                                                     1,892,603
                                                                                       -------------------
TOTAL COMMON STOCKS                                                                 $          36,650,497
                                                                                       -------------------

                                                                     Principal
                                                                      Amount                    Value
                                                                 ------------ -------- -------------------
MONEY MARKET FUNDS (19.56%)
Money Center Banks (19.56%)
BNY Institutional Cash Reserve Fund (c)                            7,242,512                    7,242,512
                                                                                       -------------------
TOTAL MONEY MARKET FUNDS                                                            $           7,242,512
                                                                                       -------------------
Total Investments                                                                   $          43,893,009
Liabilities in Excess of Other Assets, Net - (18.53)%                                         (6,861,703)
                                                                                       -------------------
TOTAL NET ASSETS - 100.00%                                                          $          37,031,306
                                                                                       ===================
                                                                                       -------------------

                                                                                       ===================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $           2,460,929
Unrealized Depreciation                                      (782,757)
                                                    -------------------
Net Unrealized Appreciation (Depreciation)                   1,678,172
Cost for federal income tax purposes                        42,214,837


Portfolio Summary (unaudited)
--------------------------------------------------- -------------------
Sector                                                         Percent
--------------------------------------------------- -------------------
Financial                                                       29.09%
Technology                                                      22.77%
Consumer, Non-cyclical                                          19.17%
Communications                                                  18.80%
Consumer, Cyclical                                              17.96%
Industrial                                                       7.77%
Energy                                                           2.02%
Basic Materials                                                  0.95%
Liabilities in Excess of Other Assets, Net                   (-18.53%)
                                                    -------------------
TOTAL NET ASSETS                                               100.00%
                                                    ===================


Schedule of Investments
March 31, 2007 (unaudited)
LargeCap Stock Index Account
                                                                    Shares
                                                                      Held                        Value
                                                                ------------ ----------- -------------------
COMMON STOCKS (97.92%)
Advertising Agencies (0.17%)
Interpublic Group of Cos Inc (a)(b)                                  7,922           $              97,520
Omnicom Group Inc                                                     2,824                         289,121
                                                                                         -------------------
                                                                                         386,641
                                                                                         -------------------
Aerospace & Defense (1.49%)
Boeing Co                                                            13,340                       1,186,059
General Dynamics Corp                                                 6,857                         523,875
Lockheed Martin Corp                                                  5,998                         581,926
Northrop Grumman Corp                                                 5,920                         439,382
Raytheon Co                                                           7,541                         395,601
Rockwell Collins Inc                                                  2,843                         190,282
                                                                                         -------------------
                                                                                       3,317,125
                                                                                         -------------------
Aerospace & Defense Equipment (0.54%)
Goodrich Corp                                                         2,119                         109,086
United Technologies Corp                                             16,830                       1,093,950
                                                                                         -------------------
                                                                                       1,203,036
                                                                                         -------------------
Agricultural Chemicals (0.23%)
Monsanto Co                                                           9,186                         504,863
                                                                                         -------------------

Agricultural Operations (0.18%)
Archer-Daniels-Midland Co (a)                                        11,032                         404,874
                                                                                         -------------------

Airlines (0.09%)
Southwest Airlines Co (a)                                            13,326                         195,892
                                                                                         -------------------

Apparel Manufacturers (0.30%)
Coach Inc (b)                                                         6,256                         313,113
Jones Apparel Group Inc                                               1,834                          56,359
Liz Claiborne Inc (a)                                                 1,748                          74,902
Polo Ralph Lauren Corp                                                1,036                          91,323
VF Corp                                                               1,522                         125,747
                                                                                         -------------------
                                                                                         661,444
                                                                                         -------------------
Appliances (0.05%)
Whirlpool Corp                                                        1,330                         112,930
                                                                                         -------------------

Applications Software (1.96%)
Citrix Systems Inc (a)(b)                                             3,052                          97,756
Compuware Corp (b)                                                    5,480                          52,005
Intuit Inc (b)                                                        5,790                         158,414
Microsoft Corp                                                      145,643                       4,059,071
                                                                                         -------------------
                                                                                       4,367,246
                                                                                         -------------------
Athletic Footwear (0.15%)
Nike Inc                                                              3,194                         339,394
                                                                                         -------------------


Audio & Video Products (0.05%)
Harman International Industries Inc                                   1,107                         106,361
                                                                                         -------------------

Auto - Car & Light Trucks (0.24%)
Ford Motor Co (a)                                                    31,986                         252,370
General Motors Corp (a)                                               9,560                         292,918
                                                                                         -------------------
                                                                                         545,288
                                                                                         -------------------
Auto - Medium & Heavy Duty Trucks (0.14%)
Paccar Inc (a)                                                        4,196                         307,986
                                                                                         -------------------

Auto/Truck Parts & Equipment - Original (0.14%)
Johnson Controls Inc                                                  3,321                         314,233
                                                                                         -------------------

Beverages - Non-Alcoholic (1.60%)
Coca-Cola Co/The                                                     34,044                       1,634,112
Coca-Cola Enterprises Inc                                             4,704                          95,256
Pepsi Bottling Group Inc                                              2,222                          70,859
PepsiCo Inc                                                          27,680                       1,759,341
                                                                                         -------------------
                                                                                       3,559,568
                                                                                         -------------------
Beverages - Wine & Spirits (0.07%)
Brown-Forman Corp                                                     1,332                          87,326
Constellation Brands Inc (a)(b)                                       3,565                          75,507
                                                                                         -------------------
                                                                                         162,833
                                                                                         -------------------
Brewery (0.33%)
Anheuser-Busch Cos Inc                                               12,894                         650,631
Molson Coors Brewing Co                                                 793                          75,034
                                                                                         -------------------
                                                                                         725,665
                                                                                         -------------------
Broadcasting Services & Programming (0.13%)
Clear Channel Communications Inc                                      8,386                         293,845
                                                                                         -------------------

Building - Residential & Commercial (0.20%)
Centex Corp (a)                                                       2,019                          84,354
DR Horton Inc (a)                                                     4,614                         101,508
KB Home (a)                                                           1,299                          55,428
Lennar Corp (a)                                                       2,331                          98,392
Pulte Homes Inc (a)                                                   3,591                          95,018
                                                                                         -------------------
                                                                                         434,700
                                                                                         -------------------
Building Products - Air & Heating (0.07%)
American Standard Cos Inc                                             2,953                         156,568
                                                                                         -------------------

Building Products - Wood (0.08%)
Masco Corp                                                            6,619                         181,361
                                                                                         -------------------

Cable TV (0.75%)
Comcast Corp (a)(b)                                                  52,565                       1,364,062
DIRECTV Group Inc/The (a)(b)                                         13,093                         302,055
                                                                                         -------------------
                                                                                       1,666,117
                                                                                         -------------------
Casino Hotels (0.12%)
Harrah's Entertainment Inc                                            3,150                         266,018
                                                                                         -------------------

Casino Services (0.10%)
International Game Technology                                         5,717                         230,852
                                                                                         -------------------

Cellular Telecommunications (0.17%)
Alltel Corp                                                           6,088                         377,456
                                                                                         -------------------

Chemicals - Diversified (0.82%)
Dow Chemical Co/The                                                  16,211                         743,437
EI Du Pont de Nemours & Co                                           15,619                         772,047
PPG Industries Inc                                                    2,771                         194,829
Rohm & Haas Co (a)                                                    2,406                         124,438
                                                                                         -------------------
                                                                                       1,834,751
                                                                                         -------------------
Chemicals - Specialty (0.21%)
Ashland Inc                                                             942                          61,795
Eastman Chemical Co                                                   1,414                          89,549
Ecolab Inc                                                            3,008                         129,344
Hercules Inc (a)(b)                                                   1,968                          38,455
International Flavors & Fragrances Inc                                1,320                          62,330
Sigma-Aldrich Corp                                                    2,232                          92,673
                                                                                         -------------------
                                                                                         474,146
                                                                                         -------------------
Coal (0.13%)
Consol Energy Inc (a)                                                 3,085                         120,716
Peabody Energy Corp (a)                                               4,474                         180,034
                                                                                         -------------------
                                                                                         300,750
                                                                                         -------------------
Coatings & Paint (0.06%)
Sherwin-Williams Co/The                                               1,886                         124,551
                                                                                         -------------------

Commercial Banks (0.83%)
BB&T Corp                                                             9,160                         375,743
Commerce Bancorp Inc/NJ                                               3,170                         105,815
Compass Bancshares Inc                                                2,203                         151,566
First Horizon National Corp (a)                                       2,118                          87,960
M&T Bank Corp                                                         1,298                         150,347
Marshall & Ilsley Corp                                                4,322                         200,152
Regions Financial Corp                                               12,367                         437,421
Synovus Financial Corp (a)                                            5,520                         178,517
Zions Bancorporation                                                  1,859                         157,123
                                                                                         -------------------
                                                                                       1,844,644
                                                                                         -------------------
Commercial Services (0.03%)
Convergys Corp (b)                                                    2,310                          58,697
                                                                                         -------------------

Commercial Services - Finance (0.32%)
Equifax Inc                                                           2,110                          76,909
H&R Block Inc (a)                                                     5,447                         114,605
Moody's Corp                                                          3,954                         245,385
Western Union Co/The                                                 13,047                         286,382
                                                                                         -------------------
                                                                                         723,281
                                                                                         -------------------
Computer Aided Design (0.07%)
Autodesk Inc (a)(b)                                                   3,916                         147,242
                                                                                         -------------------

Computer Services (0.34%)
Affiliated Computer Services Inc (b)                                  1,672                          98,447
Cognizant Technology Solutions Corp (b)                               2,412                         212,907
Computer Sciences Corp (b)                                            2,928                         152,637
Electronic Data Systems Corp                                          8,695                         240,678
Unisys Corp (b)                                                       5,835                          49,189
                                                                                         -------------------
                                                                                         753,858
                                                                                         -------------------
Computers (3.06%)
Apple Inc (b)                                                        14,567                       1,353,420
Dell Inc (b)                                                         38,393                         891,101
Hewlett-Packard Co                                                   45,235                       1,815,733
International Business Machines Corp                                 25,445                       2,398,446

Computers
Sun Microsystems Inc (a)(b)                                          60,857                         365,751
                                                                                         -------------------
                                                                                       6,824,451
                                                                                         -------------------
Computers - Integrated Systems (0.06%)
NCR Corp (b)                                                          3,025                         144,504
                                                                                         -------------------

Computers - Memory Devices (0.40%)
EMC Corp/Massachusetts (a)(b)                                        35,630                         493,476
Network Appliance Inc (a)(b)                                          6,271                         229,017
SanDisk Corp (a)(b)                                                   3,843                         168,323
                                                                                         -------------------
                                                                                         890,816
                                                                                         -------------------
Computers - Peripheral Equipment (0.04%)
Lexmark International Inc (a)(b)                                      1,623                          94,881
                                                                                         -------------------

Consumer Products - Miscellaneous (0.40%)
Clorox Co                                                             2,556                         162,792
Fortune Brands Inc (a)                                                2,577                         203,119
Kimberly-Clark Corp                                                   7,715                         528,400
                                                                                         -------------------
                                                                                         894,311
                                                                                         -------------------
Containers - Metal & Glass (0.04%)
Ball Corp (a)                                                         1,742                          79,871
                                                                                         -------------------

Containers - Paper & Plastic (0.10%)
Bemis Co Inc                                                          1,768                          59,033
Pactiv Corp (b)                                                       2,246                          75,780
Sealed Air Corp (a)                                                   2,726                          86,142
                                                                                         -------------------
                                                                                         220,955
                                                                                         -------------------
Cosmetics & Toiletries (1.94%)
Avon Products Inc                                                     7,455                         277,773
Colgate-Palmolive Co                                                  8,677                         579,537
Estee Lauder Cos Inc/The (a)                                          1,965                          95,990
Procter & Gamble Co                                                  53,330                       3,368,323
                                                                                         -------------------
                                                                                       4,321,623
                                                                                         -------------------
Cruise Lines (0.16%)
Carnival Corp (a)                                                     7,477                         350,372
                                                                                         -------------------

Data Processing & Management (0.58%)
Automatic Data Processing Inc                                         9,301                         450,168
Fidelity National Information Services                                2,751                         125,061
First Data Corp                                                      12,727                         342,356
Fiserv Inc (b)                                                        2,883                         152,972
Paychex Inc (a)                                                       5,733                         217,109
                                                                                         -------------------
                                                                                       1,287,666
                                                                                         -------------------
Dental Supplies & Equipment (0.04%)
Patterson Cos Inc (a)(b)                                              2,352                          83,473
                                                                                         -------------------

Disposable Medical Products (0.06%)
CR Bard Inc                                                           1,745                         138,745
                                                                                         -------------------

Distribution & Wholesale (0.11%)
Genuine Parts Co                                                      2,882                         141,218
WW Grainger Inc                                                       1,210                          93,460
                                                                                         -------------------
                                                                                         234,678
                                                                                         -------------------
Diversified Manufacturing Operations (4.84%)
3M Co (a)                                                            12,404                         948,038
Cooper Industries Ltd                                                 3,084                         138,749

Diversified Manufacturing Operations
Danaher Corp                                                          4,023                         287,443
Dover Corp                                                            3,460                         168,882
Eaton Corp                                                            2,471                         206,477
General Electric Co (c)                                             173,798                       6,145,497
Honeywell International Inc                                          13,520                         622,731
Illinois Tool Works Inc                                               6,989                         360,632
Ingersoll-Rand Co Ltd                                                 5,202                         225,611
ITT Corp                                                              3,073                         185,363
Leggett & Platt Inc (a)                                               2,998                          67,965
Parker Hannifin Corp                                                  1,957                         168,909
Textron Inc                                                           2,117                         190,107
Tyco International Ltd                                               33,418                       1,054,338
                                                                                         -------------------
                                                                                      10,770,742
                                                                                         -------------------
Drug Delivery Systems (0.05%)
Hospira Inc (b)                                                       2,636                         107,812
                                                                                         -------------------

E-Commerce - Products (0.09%)
Amazon.Com Inc (a)(b)                                                 5,256                         209,136
                                                                                         -------------------

E-Commerce - Services (0.35%)
eBay Inc (a)(b)                                                      19,204                         636,612
IAC/InterActiveCorp (a)(b)                                            3,670                         138,396
                                                                                         -------------------
                                                                                         775,008
                                                                                         -------------------
Electric - Generation (0.11%)
AES Corp/The (b)                                                     11,226                         241,584
                                                                                         -------------------

Electric - Integrated (3.16%)
Allegheny Energy Inc (b)                                              2,779                         136,560
Ameren Corp (a)                                                       3,492                         175,648
American Electric Power Co Inc                                        6,704                         326,820
Centerpoint Energy Inc (a)                                            5,410                          97,055
CMS Energy Corp (a)                                                   3,773                          67,159
Consolidated Edison Inc (a)                                           4,355                         222,366
Constellation Energy Group Inc                                        3,054                         265,545
Dominion Resources Inc/VA                                             5,898                         523,565
DTE Energy Co                                                         2,994                         143,413
Duke Energy Corp                                                     21,247                         431,102
Edison International                                                  5,507                         270,559
Entergy Corp                                                          3,352                         351,692
Exelon Corp                                                          11,327                         778,278
FirstEnergy Corp                                                      5,395                         357,365
FPL Group Inc (a)                                                     6,855                         419,320
Integrys Energy Group Inc                                             1,270                          70,498
PG&E Corp                                                             5,929                         286,193
Pinnacle West Capital Corp                                            1,690                          81,543
PPL Corp                                                              6,509                         266,218
Progress Energy Inc                                                   4,345                         219,162
Public Service Enterprise Group Inc                                   4,272                         354,747
Southern Co                                                          12,652                         463,696
TECO Energy Inc                                                       3,542                          60,958
TXU Corp                                                              7,762                         497,544
Xcel Energy Inc                                                       6,892                         170,163
                                                                                         -------------------
                                                                                       7,037,169
                                                                                         -------------------
Electric Products - Miscellaneous (0.29%)
Emerson Electric Co                                                  13,485                         581,069
Molex Inc                                                             2,396                          67,567
                                                                                         -------------------
                                                                                         648,636
                                                                                         -------------------
Electronic Components - Miscellaneous (0.07%)
Jabil Circuit Inc (a)                                                 3,122                          66,842
Sanmina-SCI Corp (b)                                                  8,959                          32,431
Solectron Corp (a)(b)                                                15,279                          48,129
                                                                                         -------------------
                                                                                         147,402
                                                                                         -------------------
Electronic Components - Semiconductors (1.72%)
Advanced Micro Devices Inc (a)(b)                                     9,379                         122,490
Altera Corp (a)                                                       6,026                         120,460
Broadcom Corp (a)(b)                                                  7,970                         255,598
Intel Corp                                                           97,470                       1,864,601
LSI Logic Corp (a)(b)                                                 6,835                          71,357
Micron Technology Inc (a)(b)                                         12,757                         154,104
National Semiconductor Corp                                           4,794                         115,727
Nvidia Corp (b)                                                       6,009                         172,939
PMC - Sierra Inc (a)(b)                                               3,590                          25,166
QLogic Corp (b)                                                       2,688                          45,696
Texas Instruments Inc                                                24,396                         734,320
Xilinx Inc (a)                                                        5,609                         144,320
                                                                                         -------------------
                                                                                       3,826,778
                                                                                         -------------------
Electronic Forms (0.19%)
Adobe Systems Inc (b)                                                 9,946                         414,748
                                                                                         -------------------

Electronic Measurement Instruments (0.12%)
Agilent Technologies Inc (b)                                          6,822                         229,833
Tektronix Inc                                                         1,381                          38,889
                                                                                         -------------------
                                                                                         268,722
                                                                                         -------------------
Electronics - Military (0.08%)
L-3 Communications Holdings Inc                                       2,105                         184,124
                                                                                         -------------------

Engineering - Research & Development Services (0.06%)
Fluor Corp (a)                                                        1,486                         133,324
                                                                                         -------------------

Engines - Internal Combustion (0.06%)
Cummins Inc                                                             881                         127,498
                                                                                         -------------------

Enterprise Software & Services (0.70%)
BMC Software Inc (b)                                                  3,447                         106,133
CA Inc (a)                                                            6,952                         180,126
Novell Inc (b)                                                        5,730                          41,371
Oracle Corp (b)                                                      67,441                       1,222,705
                                                                                         -------------------
                                                                                       1,550,335
                                                                                         -------------------
Entertainment Software (0.12%)
Electronic Arts Inc (b)                                               5,240                         263,886
                                                                                         -------------------

Fiduciary Banks (0.62%)
Bank of New York Co Inc/The                                          12,777                         518,107
Mellon Financial Corp (a)                                             7,030                         303,274
Northern Trust Corp                                                   3,187                         191,666
State Street Corp                                                     5,642                         365,320
                                                                                         -------------------
                                                                                       1,378,367
                                                                                         -------------------
Filtration & Separation Products (0.04%)
Pall Corp                                                             2,079                          79,002
                                                                                         -------------------

Finance - Commercial (0.08%)
CIT Group Inc                                                         3,270                         173,048
                                                                                         -------------------


Finance - Consumer Loans (0.13%)
SLM Corp                                                              6,938                         283,764
                                                                                         -------------------

Finance - Credit Card (0.51%)
American Express Co                                                  20,152                       1,136,573
                                                                                         -------------------

Finance - Investment Banker & Broker (5.64%)
Bear Stearns Cos Inc/The                                              2,024                         304,308
Charles Schwab Corp/The (a)                                          17,359                         317,496
Citigroup Inc                                                        82,859                       4,253,981
E*Trade Financial Corp (b)                                            7,220                         153,208
Goldman Sachs Group Inc/The                                           6,953                       1,436,698
JPMorgan Chase & Co                                                  58,704                       2,840,100
Lehman Brothers Holdings Inc                                          8,892                         623,063
Merrill Lynch & Co Inc                                               14,946                       1,220,640
Morgan Stanley                                                       17,993                       1,417,129
                                                                                         -------------------
                                                                                      12,566,623
                                                                                         -------------------
Finance - Mortgage Loan/Banker (0.86%)
Countrywide Financial Corp (a)                                        9,969                         335,357
Fannie Mae                                                           16,359                         892,874
Freddie Mac                                                          11,713                         696,807
                                                                                         -------------------
                                                                                       1,925,038
                                                                                         -------------------
Finance - Other Services (0.14%)
Chicago Mercantile Exchange Holdings Inc (a)                            589                         313,619
                                                                                         -------------------

Financial Guarantee Insurance (0.17%)
AMBAC Financial Group Inc                                             1,730                         149,454
MBIA Inc                                                              2,277                         149,121
MGIC Investment Corp (a)                                              1,403                          82,665
                                                                                         -------------------
                                                                                         381,240
                                                                                         -------------------
Food - Confectionery (0.16%)
Hershey Co/The (a)                                                    2,925                         159,880
WM Wrigley Jr Co                                                      3,687                         187,779
                                                                                         -------------------
                                                                                         347,659
                                                                                         -------------------
Food - Dairy Products (0.05%)
Dean Foods Co                                                         2,179                         101,846
                                                                                         -------------------

Food - Meat Products (0.04%)
Tyson Foods Inc (a)                                                   4,264                          82,764
                                                                                         -------------------

Food - Miscellaneous/Diversified (0.66%)
Campbell Soup Co                                                      3,691                         143,764
ConAgra Foods Inc                                                     8,538                         212,682
General Mills Inc                                                     5,833                         339,597
HJ Heinz Co                                                           5,490                         258,689
Kellogg Co                                                            4,237                         217,909
McCormick & Co Inc/MD                                                 2,200                          84,744
Sara Lee Corp                                                        12,397                         209,757
                                                                                         -------------------
                                                                                       1,467,142
                                                                                         -------------------
Food - Retail (0.32%)
Kroger Co/The                                                        11,965                         338,011
Safeway Inc                                                           7,445                         272,785
Whole Foods Market Inc                                                2,376                         106,564
                                                                                         -------------------
                                                                                         717,360
                                                                                         -------------------
Food - Wholesale & Distribution (0.22%)
Supervalu Inc                                                         3,512                         137,214

Food - Wholesale & Distribution
Sysco Corp                                                           10,428                         352,779
                                                                                         -------------------
                                                                                         489,993
                                                                                         -------------------
Forestry (0.17%)
Plum Creek Timber Co Inc                                              2,997                         118,142
Weyerhaeuser Co (a)                                                   3,570                         266,822
                                                                                         -------------------
                                                                                         384,964
                                                                                         -------------------
Gas - Distribution (0.24%)
KeySpan Corp                                                          2,968                         122,133
Nicor Inc                                                               759                          36,751
NiSource Inc                                                          4,628                         113,108
Sempra Energy                                                         4,444                         271,129
                                                                                         -------------------
                                                                                         543,121
                                                                                         -------------------
Gold Mining (0.14%)
Newmont Mining Corp                                                   7,622                         320,048
                                                                                         -------------------

Health Care Cost Containment (0.13%)
McKesson Corp                                                         4,993                         292,290
                                                                                         -------------------

Home Decoration Products (0.07%)
Newell Rubbermaid Inc                                                 4,692                         145,874
                                                                                         -------------------

Hotels & Motels (0.38%)
Hilton Hotels Corp (a)                                                6,574                         236,401
Marriott International Inc                                            5,573                         272,854
Starwood Hotels & Resorts Worldwide Inc                               3,631                         235,470
Wyndham Worldwide Corp (b)                                            3,193                         109,041
                                                                                         -------------------
                                                                                         853,766
                                                                                         -------------------
Human Resources (0.09%)
Monster Worldwide Inc (b)                                             2,172                         102,888
Robert Half International Inc                                         2,839                         105,071
                                                                                         -------------------
                                                                                         207,959
                                                                                         -------------------
Independent Power Producer (0.03%)
Dynegy Inc (b)                                                        6,499                          60,181
                                                                                         -------------------

Industrial Automation & Robots (0.08%)
Rockwell Automation Inc (a)                                           2,800                         167,636
                                                                                         -------------------

Industrial Gases (0.27%)
Air Products & Chemicals Inc                                          3,658                         270,290
Praxair Inc                                                           5,415                         340,928
                                                                                         -------------------
                                                                                         611,218
                                                                                         -------------------
Instruments - Scientific (0.26%)
Applera Corp - Applied Biosystems Group                               3,102                          91,726
PerkinElmer Inc                                                       2,059                          49,869
Thermo Fisher Scientific Inc (b)                                      7,099                         331,878
Waters Corp (a)(b)                                                    1,716                          99,528
                                                                                         -------------------
                                                                                         573,001
                                                                                         -------------------
Insurance Brokers (0.21%)
AON Corp                                                              5,043                         191,432
Marsh & McLennan Cos Inc                                              9,343                         273,657
                                                                                         -------------------
                                                                                         465,089
                                                                                         -------------------
Internet Security (0.17%)
Symantec Corp (a)(b)                                                 15,627                         270,347

Internet Security
VeriSign Inc (a)(b)                                                   4,143                         104,072
                                                                                         -------------------
                                                                                         374,419
                                                                                         -------------------
Investment Management & Advisory Services (0.50%)
Ameriprise Financial Inc                                              4,043                         231,017
Federated Investors Inc                                               1,505                          55,264
Franklin Resources Inc                                                2,830                         341,949
Janus Capital Group Inc (a)                                           3,207                          67,058
Legg Mason Inc                                                        2,223                         209,429
T Rowe Price Group Inc                                                4,484                         211,600
                                                                                         -------------------
                                                                                       1,116,317
                                                                                         -------------------
Leisure & Recreation Products (0.02%)
Brunswick Corp/DE                                                     1,533                          48,826
                                                                                         -------------------

Life & Health Insurance (0.85%)
Aflac Inc (a)                                                         8,313                         391,210
Cigna Corp                                                            1,647                         234,961
Lincoln National Corp                                                 4,678                         317,121
Prudential Financial Inc                                              7,927                         715,491
Torchmark Corp                                                        1,656                         108,617
Unum Group (a)                                                        5,791                         133,367
                                                                                         -------------------
                                                                                       1,900,767
                                                                                         -------------------
Linen Supply & Related Items (0.04%)
Cintas Corp                                                           2,294                          82,813
                                                                                         -------------------

Machinery - Construction & Mining (0.38%)
Caterpillar Inc                                                      10,915                         731,632
Terex Corp (b)                                                        1,734                         124,432
                                                                                         -------------------
                                                                                         856,064
                                                                                         -------------------
Machinery - Farm (0.19%)
Deere & Co                                                            3,834                         416,526
                                                                                         -------------------

Medical - Biomedical/Gene (0.98%)
Amgen Inc (b)                                                        19,732                       1,102,624
Biogen Idec Inc (a)(b)                                                5,788                         256,872
Celgene Corp (a)(b)                                                   6,381                         334,747
Genzyme Corp (b)                                                      4,453                         267,269
Medimmune Inc (a)(b)                                                  4,018                         146,215
Millipore Corp (a)(b)                                                   912                          66,093
                                                                                         -------------------
                                                                                       2,173,820
                                                                                         -------------------
Medical - Drugs (4.65%)
Abbott Laboratories                                                  26,080                       1,455,264
Allergan Inc                                                          2,599                         288,021
Bristol-Myers Squibb Co                                              34,132                         947,504
Eli Lilly & Co                                                       16,675                         895,614
Forest Laboratories Inc (b)                                           5,372                         276,336
King Pharmaceuticals Inc (b)                                          4,110                          80,844
Merck & Co Inc                                                       36,616                       1,617,329
Pfizer Inc                                                          119,778                       3,025,592
Schering-Plough Corp                                                 25,145                         641,449
Wyeth                                                                22,752                       1,138,283
                                                                                         -------------------
                                                                                      10,366,236
                                                                                         -------------------
Medical - Generic Drugs (0.10%)
Barr Pharmaceuticals Inc (b)                                          1,803                          83,569
Mylan Laboratories Inc                                                4,137                          87,456
Watson Pharmaceuticals Inc (b)                                        1,732                          45,777
                                                                                         -------------------
                                                                                         216,802
                                                                                         -------------------
Medical - HMO (1.23%)
Aetna Inc                                                             8,728                         382,199
Coventry Health Care Inc (b)                                          2,695                         151,055
Humana Inc (b)                                                        2,818                         163,501
UnitedHealth Group Inc                                               22,890                       1,212,483
WellPoint Inc (b)                                                    10,351                         839,466
                                                                                         -------------------
                                                                                       2,748,704
                                                                                         -------------------
Medical - Hospitals (0.02%)
Tenet Healthcare Corp (a)(b)                                          7,971                          51,254
                                                                                         -------------------

Medical - Nursing Homes (0.03%)
Manor Care Inc (a)                                                    1,232                          66,972
                                                                                         -------------------

Medical - Wholesale Drug Distribution (0.30%)
AmerisourceBergen Corp                                                3,202                         168,905
Cardinal Health Inc                                                   6,766                         493,580
                                                                                         -------------------
                                                                                         662,485
                                                                                         -------------------
Medical Information Systems (0.04%)
IMS Health Inc                                                        3,298                          97,819
                                                                                         -------------------

Medical Instruments (0.66%)
Boston Scientific Corp (b)                                           20,016                         291,032
Medtronic Inc                                                        19,463                         954,855
St Jude Medical Inc (b)                                               5,818                         218,815
                                                                                         -------------------
                                                                                       1,464,702
                                                                                         -------------------
Medical Laboratory & Testing Service (0.13%)
Laboratory Corp of America Holdings (a)(b)                            2,069                         150,272
Quest Diagnostics Inc                                                 2,683                         133,801
                                                                                         -------------------
                                                                                         284,073
                                                                                         -------------------
Medical Products (2.16%)
Baxter International Inc                                             10,983                         578,475
Becton Dickinson & Co                                                 4,134                         317,863
Biomet Inc                                                            4,139                         175,866
Johnson & Johnson                                                    48,914                       2,947,558
Stryker Corp (a)                                                      5,039                         334,186
Varian Medical Systems Inc (b)                                        2,171                         103,535
Zimmer Holdings Inc (a)(b)                                            4,008                         342,323
                                                                                         -------------------
                                                                                       4,799,806
                                                                                         -------------------
Metal - Aluminum (0.22%)
Alcoa Inc                                                            14,696                         498,194
                                                                                         -------------------

Metal - Diversified (0.19%)
Freeport-McMoRan Copper & Gold Inc                                    6,322                         418,464
                                                                                         -------------------

Motorcycle/Motor Scooter (0.11%)
Harley-Davidson Inc                                                   4,353                         255,739
                                                                                         -------------------

Multi-Line Insurance (2.77%)
ACE Ltd                                                               5,522                         315,085
Allstate Corp/The                                                    10,457                         628,048
American International Group Inc                                     43,970                       2,955,663
Cincinnati Financial Corp                                             2,921                         123,851
Genworth Financial Inc                                                7,450                         260,303
Hartford Financial Services Group Inc                                 5,412                         517,279
Loews Corp                                                            7,624                         346,358
Metlife Inc (a)                                                      12,721                         803,331

Multi-Line Insurance
XL Capital Ltd                                                        3,060                         214,078
                                                                                         -------------------
                                                                                       6,163,996
                                                                                         -------------------
Multimedia (1.95%)
EW Scripps Co (a)                                                     1,411                          63,044
McGraw-Hill Cos Inc/The                                               5,999                         377,217
Meredith Corp                                                           658                          37,763
News Corp                                                            39,654                         916,800
Time Warner Inc                                                      64,488                       1,271,703
Viacom Inc (b)                                                       11,698                         480,905
Walt Disney Co/The                                                   34,621                       1,192,001
                                                                                         -------------------
                                                                                       4,339,433
                                                                                         -------------------
Networking Products (1.26%)
Cisco Systems Inc (b)                                               102,085                       2,606,230
Juniper Networks Inc (b)                                              9,621                         189,341
                                                                                         -------------------
                                                                                       2,795,571
                                                                                         -------------------
Non-Hazardous Waste Disposal (0.16%)
Allied Waste Industries Inc (a)(b)                                    4,310                          54,263
Waste Management Inc                                                  9,010                         310,034
                                                                                         -------------------
                                                                                         364,297
                                                                                         -------------------
Office Automation & Equipment (0.20%)
Pitney Bowes Inc                                                      3,723                         168,987
Xerox Corp (b)                                                       16,039                         270,899
                                                                                         -------------------
                                                                                         439,886
                                                                                         -------------------
Office Supplies & Forms (0.04%)
Avery Dennison Corp                                                   1,549                          99,539
                                                                                         -------------------

Oil - Field Services (1.27%)
Baker Hughes Inc (a)                                                  5,412                         357,896
BJ Services Co                                                        4,956                         138,272
Halliburton Co (a)                                                   16,887                         535,993
Schlumberger Ltd                                                     19,919                       1,376,403
Smith International Inc                                               3,370                         161,929
Weatherford International Ltd (a)(b)                                  5,715                         257,746
                                                                                         -------------------
                                                                                       2,828,239
                                                                                         -------------------
Oil & Gas Drilling (0.41%)
ENSCO International Inc                                               2,550                         138,720
Nabors Industries Ltd (a)(b)                                          4,707                         139,657
Noble Corp                                                            2,273                         178,840
Rowan Cos Inc (a)                                                     1,868                          60,654
Transocean Inc (b)                                                    4,952                         404,578
                                                                                         -------------------
                                                                                         922,449
                                                                                         -------------------
Oil Company - Exploration & Production (1.02%)
Anadarko Petroleum Corp                                               7,827                         336,404
Apache Corp                                                           5,594                         395,496
Chesapeake Energy Corp                                                6,920                         213,690
Devon Energy Corp                                                     7,512                         519,981
EOG Resources Inc                                                     4,124                         294,206
Murphy Oil Corp                                                       3,171                         169,331
XTO Energy Inc                                                        6,219                         340,863
                                                                                         -------------------
                                                                                       2,269,971
                                                                                         -------------------
Oil Company - Integrated (6.01%)
Chevron Corp                                                         36,469                       2,697,247
ConocoPhillips                                                       27,787                       1,899,242
Exxon Mobil Corp                                                     96,226                       7,260,252
Hess Corp                                                             4,566                         253,276
Marathon Oil Corp                                                     5,846                         577,760
Oil Company - Integrated
Occidental Petroleum Corp                                            14,165                         698,476
                                                                                         -------------------
                                                                                      13,386,253
                                                                                         -------------------
Oil Field Machinery & Equipment (0.10%)
National Oilwell Varco Inc (a)(b)                                     2,971                         231,114
                                                                                         -------------------

Oil Refining & Marketing (0.36%)
Sunoco Inc                                                            2,051                         144,472
Valero Energy Corp                                                   10,210                         658,443
                                                                                         -------------------
                                                                                         802,915
                                                                                         -------------------
Optical Supplies (0.02%)
Bausch & Lomb Inc                                                       918                          46,965
                                                                                         -------------------

Paper & Related Products (0.22%)
International Paper Co (a)                                            7,649                         278,424
MeadWestvaco Corp                                                     3,084                          95,110
Temple-Inland Inc                                                     1,777                         106,158
                                                                                         -------------------
                                                                                         479,692
                                                                                         -------------------
Pharmacy Services (0.24%)
Express Scripts Inc (a)(b)                                            2,292                         185,010
Medco Health Solutions Inc (b)                                        4,868                         353,076
                                                                                         -------------------
                                                                                         538,086
                                                                                         -------------------
Photo Equipment & Supplies (0.05%)
Eastman Kodak Co (a)                                                  4,859                         109,619
                                                                                         -------------------

Pipelines (0.48%)
El Paso Corp (a)                                                     11,803                         170,790
Kinder Morgan Inc                                                     1,814                         193,100
Questar Corp                                                          1,453                         129,622
Spectra Energy Corp                                                  10,937                         287,315
Williams Cos Inc                                                     10,105                         287,588
                                                                                         -------------------
                                                                                       1,068,415
                                                                                         -------------------
Printing - Commercial (0.06%)
RR Donnelley & Sons Co                                                3,691                         135,054
                                                                                         -------------------

Property & Casualty Insurance (0.60%)
Chubb Corp                                                            6,906                         356,833
Progressive Corp/The (a)                                             12,583                         274,561
Safeco Corp                                                           1,784                         118,511
Travelers Cos Inc/The                                                11,418                         591,110
                                                                                         -------------------
                                                                                       1,341,015
                                                                                         -------------------
Publicly Traded Investment Fund (1.61%)
iShares S&P 500 Index Fund/US (a)                                    25,150                       3,577,839
                                                                                         -------------------

Publishing - Newspapers (0.19%)
Dow Jones & Co Inc (a)                                                1,104                          38,055
Gannett Co Inc                                                        3,969                         223,415
New York Times Co (a)                                                 2,433                          57,200
Tribune Co (a)                                                        3,004                          96,458
                                                                                         -------------------
                                                                                         415,128
                                                                                         -------------------
Quarrying (0.08%)
Vulcan Materials Co                                                   1,606                         187,067
                                                                                         -------------------

Real Estate Magagement & Services (0.10%)
CB Richard Ellis Group Inc (a)(b)                                     3,157                         107,906

Real Estate Magagement & Services
Realogy Corp (a)(b)                                                   3,678                         108,906
                                                                                         -------------------
                                                                                         216,812
                                                                                         -------------------
Regional Banks (5.08%)
Bank of America Corp                                                 75,588                       3,856,500
Capital One Financial Corp (a)                                        6,940                         523,692
Comerica Inc                                                          2,665                         157,555
Fifth Third Bancorp                                                   9,401                         363,725
Huntington Bancshares Inc/OH (a)                                      3,980                          86,963
Keycorp                                                               6,691                         250,712
National City Corp (a)                                               10,014                         373,021
PNC Financial Services Group Inc                                      5,851                         421,096
SunTrust Banks Inc                                                    6,004                         498,572
US Bancorp                                                           29,936                       1,046,862
Wachovia Corp                                                        32,210                       1,773,161
Wells Fargo & Co                                                     57,103                       1,966,056
                                                                                         -------------------
                                                                                      11,317,915
                                                                                         -------------------
REITS - Apartments (0.32%)
Apartment Investment & Management Co                                  1,649                          95,131
Archstone-Smith Trust                                                 3,725                         202,193
AvalonBay Communities Inc                                             1,341                         174,330
Equity Residential                                                    4,969                         239,655
                                                                                         -------------------
                                                                                         711,309
                                                                                         -------------------
REITS - Diversified (0.12%)
Vornado Realty Trust                                                  2,204                         263,025
                                                                                         -------------------

REITS - Hotels (0.10%)
Host Hotels & Resorts Inc                                             8,781                         231,028
                                                                                         -------------------

REITS - Office Property (0.11%)
Boston Properties Inc                                                 2,010                         235,974
                                                                                         -------------------

REITS - Regional Malls (0.19%)
Simon Property Group Inc (a)                                          3,745                         416,631
                                                                                         -------------------

REITS - Shopping Centers (0.14%)
Developers Diversified Realty Corp (a)                                2,139                         134,543
Kimco Realty Corp                                                     3,820                         186,187
                                                                                         -------------------
                                                                                         320,730
                                                                                         -------------------
REITS - Storage (0.09%)
Public Storage Inc                                                    2,073                         196,251
                                                                                         -------------------

REITS - Warehouse & Industrial (0.13%)
Prologis                                                              4,331                         281,212
                                                                                         -------------------

Retail - Apparel & Shoe (0.28%)
Abercrombie & Fitch Co                                                1,489                         112,688
Gap Inc/The                                                           8,905                         153,255
Ltd Brands Inc (a)                                                    5,781                         150,653
Nordstrom Inc                                                         3,866                         204,666
                                                                                         -------------------
                                                                                         621,262
                                                                                         -------------------
Retail - Auto Parts (0.05%)
Autozone Inc (b)                                                        840                         107,638
                                                                                         -------------------


Retail - Automobile (0.02%)
Autonation Inc (a)(b)                                                 2,544                          54,035
                                                                                         -------------------

Retail - Bedding (0.09%)
Bed Bath & Beyond Inc (b)                                             4,789                         192,374
                                                                                         -------------------

Retail - Building Products (0.93%)
Home Depot Inc                                                       34,493                       1,267,273
Lowe's Cos Inc                                                       25,737                         810,458
                                                                                         -------------------
                                                                                       2,077,731
                                                                                         -------------------
Retail - Consumer Electronics (0.20%)
Best Buy Co Inc (a)                                                   6,842                         333,343
Circuit City Stores Inc                                               2,406                          44,583
RadioShack Corp (a)                                                   2,302                          62,223
                                                                                         -------------------
                                                                                         440,149
                                                                                         -------------------
Retail - Discount (1.65%)
Big Lots Inc (a)(b)                                                   1,851                          57,899
Costco Wholesale Corp                                                 7,645                         411,607
Dollar General Corp                                                   5,274                         111,545
Family Dollar Stores Inc                                              2,563                          75,916
Target Corp                                                          14,516                         860,218
TJX Cos Inc                                                           7,692                         207,377
Wal-Mart Stores Inc                                                  41,563                       1,951,383
                                                                                         -------------------
                                                                                       3,675,945
                                                                                         -------------------
Retail - Drug Store (0.75%)
CVS/Caremark Corp (a)                                                26,033                         888,757
Walgreen Co (a)                                                      16,915                         776,229
                                                                                         -------------------
                                                                                       1,664,986
                                                                                         -------------------
Retail - Jewelry (0.05%)
Tiffany & Co                                                          2,288                         104,058
                                                                                         -------------------

Retail - Major Department Store (0.25%)
JC Penney Co Inc                                                      3,802                         312,372
Sears Holdings Corp (a)(b)                                            1,405                         253,125
                                                                                         -------------------
                                                                                         565,497
                                                                                         -------------------
Retail - Office Supplies (0.24%)
Office Depot Inc (b)                                                  4,673                         164,209
OfficeMax Inc                                                         1,267                          66,822
Staples Inc                                                          12,118                         313,129
                                                                                         -------------------
                                                                                         544,160
                                                                                         -------------------
Retail - Regional Department Store (0.38%)
Dillard's Inc                                                         1,029                          33,679
Federated Department Stores Inc (a)                                   8,876                         399,864
Kohl's Corp (b)                                                       5,527                         423,423
                                                                                         -------------------
                                                                                         856,966
                                                                                         -------------------
Retail - Restaurants (0.77%)
Darden Restaurants Inc                                                2,454                         101,080
McDonald's Corp                                                      20,340                         916,317
Starbucks Corp (a)(b)                                                12,692                         398,021
Wendy's International Inc                                             1,464                          45,823
Yum! Brands Inc                                                       4,456                         257,379
                                                                                         -------------------
                                                                                       1,718,620
                                                                                         -------------------
Rubber - Tires (0.04%)
Goodyear Tire & Rubber Co/The (a)(b)                                  3,047                          95,036
                                                                                         -------------------


Savings & Loans - Thrifts (0.39%)
Hudson City Bancorp Inc (a)                                           8,365                         114,433
Sovereign Bancorp Inc (a)                                             6,103                         155,260
Washington Mutual Inc                                                15,026                         606,750
                                                                                         -------------------
                                                                                         876,443
                                                                                         -------------------
Schools (0.05%)
Apollo Group Inc (a)(b)                                               2,365                         103,824
                                                                                         -------------------

Semiconductor Component - Integrated Circuits (0.23%)
Analog Devices Inc                                                    5,640                         194,523
Linear Technology Corp (a)                                            5,059                         159,814
Maxim Integrated Products Inc                                         5,420                         159,348
                                                                                         -------------------
                                                                                         513,685
                                                                                         -------------------
Semiconductor Equipment (0.33%)
Applied Materials Inc                                                23,609                         432,517
Kla-Tencor Corp (a)                                                   3,376                         180,008
Novellus Systems Inc (b)                                              2,125                          68,043
Teradyne Inc (a)(b)                                                   3,207                          53,044
                                                                                         -------------------
                                                                                         733,612
                                                                                         -------------------
Steel - Producers (0.24%)
Nucor Corp                                                            5,090                         331,512
United States Steel Corp                                              2,003                         198,637
                                                                                         -------------------
                                                                                         530,149
                                                                                         -------------------
Steel - Specialty (0.08%)
Allegheny Technologies Inc                                            1,724                         183,934
                                                                                         -------------------

Telecommunication Equipment (0.09%)
ADC Telecommunications Inc (a)(b)                                     1,982                          33,179
Avaya Inc (b)                                                         7,662                          90,488
Tellabs Inc (b)                                                       7,391                          73,171
                                                                                         -------------------
                                                                                         196,838
                                                                                         -------------------
Telecommunication Equipment - Fiber Optics (0.31%)
Ciena Corp (a)(b)                                                     1,439                          40,220
Corning Inc (a)(b)                                                   26,530                         603,292
JDS Uniphase Corp (a)(b)                                              3,569                          54,356
                                                                                         -------------------
                                                                                         697,868
                                                                                         -------------------
Telecommunication Services (0.06%)
Embarq Corp                                                           2,544                         143,354
                                                                                         -------------------

Telephone - Integrated (3.36%)
AT&T Inc                                                            105,534                       4,161,206
CenturyTel Inc                                                        1,882                          85,047
Citizens Communications Co (a)                                        5,725                          85,589
Qwest Communications International Inc (a)(b)                        26,510                         238,325
Sprint Nextel Corp                                                   49,056                         930,102
Verizon Communications Inc                                           49,181                       1,864,943
Windstream Corp                                                       8,057                         118,357
                                                                                         -------------------
                                                                                       7,483,569
                                                                                         -------------------
Television (0.17%)
CBS Corp                                                             12,474                         381,580
                                                                                         -------------------

Therapeutics (0.27%)
Gilead Sciences Inc (b)                                               7,853                         600,755
                                                                                         -------------------

Tobacco (1.55%)
Altria Group Inc                                                     35,469                       3,114,533

Tobacco
Reynolds American Inc (a)                                             2,898                         180,864
UST Inc (a)                                                           2,715                         157,416
                                                                                         -------------------
                                                                                       3,452,813
                                                                                         -------------------
Tools - Hand Held (0.10%)
Black & Decker Corp                                                   1,109                          90,517
Snap-On Inc                                                             995                          47,859
Stanley Works/The                                                     1,400                          77,504
                                                                                         -------------------
                                                                                         215,880
                                                                                         -------------------
Toys (0.12%)
Hasbro Inc                                                            2,719                          77,818
Mattel Inc                                                            6,645                         183,202
                                                                                         -------------------
                                                                                         261,020
                                                                                         -------------------
Transport - Rail (0.71%)
Burlington Northern Santa Fe Corp                                     6,067                         487,969
CSX Corp                                                              7,382                         295,649
Norfolk Southern Corp                                                 6,710                         339,526
Union Pacific Corp                                                    4,576                         464,693
                                                                                         -------------------
                                                                                       1,587,837
                                                                                         -------------------
Transport - Services (0.90%)
CH Robinson Worldwide Inc                                             2,926                         139,717
FedEx Corp                                                            5,191                         557,669
Ryder System Inc                                                      1,026                          50,623
United Parcel Service Inc                                            18,025                       1,263,552
                                                                                         -------------------
                                                                                       2,011,561
                                                                                         -------------------
Travel Services (0.03%)
Sabre Holdings Corp                                                   2,261                          74,048
                                                                                         -------------------

Web Portals (1.05%)
Google Inc (b)                                                        3,679                       1,685,571
Yahoo! Inc (a)(b)                                                    20,635                         645,669
                                                                                         -------------------
                                                                                       2,331,240
                                                                                         -------------------
Wireless Equipment (0.86%)
Motorola Inc                                                         40,401                         713,886
Qualcomm Inc                                                         27,997                       1,194,352
                                                                                         -------------------
                                                                                       1,908,238
                                                                                         -------------------
TOTAL COMMON STOCKS                                                                   $         218,067,588
                                                                                         -------------------
                                                                    Principal
                                                                    Amount                       Value
                                                                ------------ ----------- -------------------
SHORT TERM INVESTMENTS (2.06%)
Commercial Paper (2.06%)
Investment in Joint Trading Account; HSBC Funding
5.40%, 4/ 2/2007                                                  4,578,765                       4,578,765
                                                                                         -------------------
TOTAL SHORT TERM INVESTMENTS                                                          $           4,578,765
                                                                                         -------------------
MONEY MARKET FUNDS (12.53%)
Money Center Banks (12.53%)
BNY Institutional Cash Reserve Fund (d)                          27,904,798                      27,904,798
                                                                                         -------------------
TOTAL MONEY MARKET FUNDS                                                              $          27,904,798
                                                                                         -------------------
Total Investments                                                                     $         250,551,151
Liabilities in Excess of Other Assets, Net - (12.51)%                                          (27,853,641)
                                                                                         -------------------
TOTAL NET ASSETS - 100.00%                                                            $         222,697,510
                                                                                         ===================
                                                                                         -------------------

                                                                                         ===================


     (a) Security or a portion of the security was on loan at the end of the period.

     (b)  Non-Income Producing Security

     (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,432,080 or 0.64% of net assets.

     (d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $          53,084,509
Unrealized Depreciation                                (17,799,085)
                                                 -------------------
Net Unrealized Appreciation (Depreciation)               35,285,424
Cost for federal income tax purposes                    215,265,727


                          SCHEDULE OF FUTURES CONTRACTS
                                                 Current       Unrealized
                     Number        Original      Market      Appreciation/
                        of
Type                 Contracts      Value         Value      (Depreciation)
-------------------- --------- ------------- --------------- ------------
Buy:
S&P 500; June 2007      12       $4,228,525      $4,293,600      $65,075

Portfolio Summary (unaudited)
-------------------------------------------- ------------
Sector                                           Percent
-------------------------------------------- ------------
Financial                                         35.27%
Consumer, Non-cyclical                            19.17%
Communications                                    11.12%
Industrial                                        10.70%
Technology                                        10.04%
Energy                                             9.79%
Consumer, Cyclical                                 8.33%
Utilities                                          3.54%
Basic Materials                                    2.94%
Funds                                              1.61%
Liabilities in Excess of Other Assets, Net     (-12.51%)
                                             ------------
TOTAL NET ASSETS                                 100.00%
                                             ============

Other Assets Summary (unaudited)
-------------------------------------------- ------------
Asset Type                                       Percent
-------------------------------------------- ------------
Futures                                            1.93%





Schedule of Investments
March 31, 2007 (unaudited)
LargeCap Value Account
                                                                           Shares
                                                                            Held                          Value
                                                                    ------------ ------------- -------------------
COMMON STOCKS (95.63%)
Advertising Agencies (0.32%)
Interpublic Group of Cos Inc (a)(b)                                     54,400             $             669,664
                                                                                               -------------------

Aerospace & Defense (1.51%)
Boeing Co                                                                11,100                           986,901
Lockheed Martin Corp                                                      7,400                           717,948
Northrop Grumman Corp                                                    19,400                         1,439,868
                                                                                               -------------------
                                                                                             3,144,717
                                                                                               -------------------
Agricultural Operations (0.18%)
Bunge Ltd (a)                                                             4,500                           369,990
                                                                                               -------------------

Apparel Manufacturers (0.94%)
Jones Apparel Group Inc                                                  23,900                           734,447
VF Corp                                                                  14,700                         1,214,514
                                                                                               -------------------
                                                                                             1,948,961
                                                                                               -------------------
Applications Software (0.42%)
Microsoft Corp                                                           31,400                           875,118
                                                                                               -------------------

Auto - Car & Light Trucks (0.70%)
DaimlerChrysler AG                                                       17,800                         1,456,218
                                                                                               -------------------

Auto/Truck Parts & Equipment - Original (1.23%)
Autoliv Inc                                                              15,100                           862,361
BorgWarner Inc (a)                                                       10,400                           784,368
Magna International Inc                                                  12,100                           908,831
                                                                                               -------------------
                                                                                             2,555,560
                                                                                               -------------------
Beverages - Non-Alcoholic (0.33%)
Coca-Cola Co/The                                                          4,700                           225,600
PepsiCo Inc                                                               7,200                           457,632
                                                                                               -------------------
                                                                                               683,232
                                                                                               -------------------
Brewery (0.20%)
Molson Coors Brewing Co (a)                                               4,500                           425,790
                                                                                               -------------------

Cable TV (0.90%)
Comcast Corp (a)(b)                                                      72,061                         1,869,983
                                                                                               -------------------

Chemicals - Diversified (1.61%)
Dow Chemical Co/The                                                      32,600                         1,495,036
EI Du Pont de Nemours & Co                                               17,200                           850,196
PPG Industries Inc                                                       14,200                           998,402
                                                                                               -------------------
                                                                                             3,343,634
                                                                                               -------------------
Chemicals - Specialty (0.61%)
Ashland Inc                                                               1,700                           111,520
Hercules Inc (a)(b)                                                      22,300                           435,742

Chemicals - Specialty
Lubrizol Corp                                                            14,000                           721,420
                                                                                               -------------------
                                                                                             1,268,682
                                                                                               -------------------
Commercial Banks (0.12%)
BB&T Corp                                                                 6,200                           254,324
                                                                                               -------------------

Computer Services (0.26%)
Electronic Data Systems Corp                                             19,800                           548,064
                                                                                               -------------------

Computers (0.77%)
Hewlett-Packard Co                                                        6,900                           276,966
International Business Machines Corp                                     14,100                         1,329,066
                                                                                               -------------------
                                                                                             1,606,032
                                                                                               -------------------
Computers - Peripheral Equipment (0.48%)
Lexmark International Inc (a)(b)                                         17,100                           999,666
                                                                                               -------------------

Consulting Services (0.15%)
Accenture Ltd                                                             8,100                           312,174
                                                                                               -------------------

Consumer Products - Miscellaneous (1.17%)
Clorox Co                                                                18,300                         1,165,527
Kimberly-Clark Corp                                                      18,400                         1,260,216
                                                                                               -------------------
                                                                                             2,425,743
                                                                                               -------------------
Containers - Metal & Glass (0.76%)
Crown Holdings Inc (b)                                                   34,700                           848,762
Owens-Illinois Inc (a)(b)                                                28,700                           739,599
                                                                                               -------------------
                                                                                             1,588,361
                                                                                               -------------------
Containers - Paper & Plastic (0.34%)
Sonoco Products Co                                                       18,575                           698,049
                                                                                               -------------------

Cosmetics & Toiletries (2.29%)
Colgate-Palmolive Co                                                     16,000                         1,068,640
Procter & Gamble Co                                                      58,400                         3,688,544
                                                                                               -------------------
                                                                                             4,757,184
                                                                                               -------------------
Distribution & Wholesale (0.12%)
Tech Data Corp (b)                                                        7,250                           259,622
                                                                                               -------------------

Diversified Manufacturing Operations (4.18%)
Cooper Industries Ltd                                                     4,050                           182,209
Eaton Corp                                                               15,950                         1,332,782
General Electric Co                                                     170,300                         6,021,808
Ingersoll-Rand Co Ltd                                                     8,200                           355,634
SPX Corp                                                                 11,500                           807,300
                                                                                               -------------------
                                                                                             8,699,733
                                                                                               -------------------
Electric - Integrated (2.85%)
Allegheny Energy Inc (b)                                                 21,800                         1,071,252
Constellation Energy Group Inc                                           18,500                         1,608,575
Entergy Corp                                                             12,050                         1,264,286
Pinnacle West Capital Corp (a)                                           16,000                           772,000
TXU Corp                                                                 18,300                         1,173,030
Wisconsin Energy Corp                                                     1,040                            50,461
                                                                                               -------------------
                                                                                             5,939,604
                                                                                               -------------------
Electronic Components - Miscellaneous (0.78%)
Flextronics International Ltd (b)                                        83,700                           915,678
Sanmina-SCI Corp (b)                                                     67,100                           242,902

Electronic Components - Miscellaneous
Solectron Corp (a)(b)                                                   147,800                           465,570
                                                                                               -------------------
                                                                                             1,624,150
                                                                                               -------------------
Electronic Parts Distribution (0.16%)
Arrow Electronics Inc (a)(b)                                              9,000                           339,750
                                                                                               -------------------

Engines - Internal Combustion (0.18%)
Cummins Inc                                                               2,600                           376,272
                                                                                               -------------------

Fiduciary Banks (0.46%)
Mellon Financial Corp (a)                                                22,400                           966,336
                                                                                               -------------------

Finance - Investment Banker & Broker (8.73%)
Citigroup Inc                                                           163,400                         8,388,956
Goldman Sachs Group Inc/The                                               2,300                           475,249
JPMorgan Chase & Co                                                     117,100                         5,665,298
Merrill Lynch & Co Inc                                                   31,400                         2,564,438
Morgan Stanley                                                           13,600                         1,071,136
                                                                                               -------------------
                                                                                            18,165,077
                                                                                               -------------------
Finance - Mortgage Loan/Banker (2.70%)
Countrywide Financial Corp                                               46,500                         1,564,260
Fannie Mae                                                               43,600                         2,379,688
Freddie Mac                                                              28,000                         1,665,720
                                                                                               -------------------
                                                                                             5,609,668
                                                                                               -------------------
Financial Guarantee Insurance (1.04%)
MBIA Inc                                                                 17,900                         1,172,271
MGIC Investment Corp                                                     16,800                           989,856
                                                                                               -------------------
                                                                                             2,162,127
                                                                                               -------------------
Food - Miscellaneous/Diversified (1.97%)
ConAgra Foods Inc                                                        33,800                           841,958
General Mills Inc                                                        15,600                           908,232
Kellogg Co                                                               18,600                           956,598
Kraft Foods Inc (a)                                                       9,100                           288,106
Sara Lee Corp                                                            65,800                         1,113,336
                                                                                               -------------------
                                                                                             4,108,230
                                                                                               -------------------
Food - Retail (1.23%)
Kroger Co/The                                                            37,500                         1,059,375
Safeway Inc                                                              41,100                         1,505,904
                                                                                               -------------------
                                                                                             2,565,279
                                                                                               -------------------
Home Decoration Products (0.18%)
Newell Rubbermaid Inc                                                    12,100                           376,189
                                                                                               -------------------

Insurance Brokers (0.59%)
AON Corp                                                                 32,500                         1,233,700
                                                                                               -------------------

Investment Management & Advisory Services (0.14%)
Waddell & Reed Financial Inc                                             12,200                           284,504
                                                                                               -------------------

Life & Health Insurance (0.97%)
Prudential Financial Inc                                                  8,300                           749,158
Torchmark Corp                                                           10,200                           669,018
Unum Group (a)                                                           26,000                           598,780
                                                                                               -------------------
                                                                                             2,016,956
                                                                                               -------------------
Medical - Drugs (5.71%)
Eli Lilly & Co                                                           26,300                         1,412,573
Merck & Co Inc                                                           65,800                         2,906,386

Medical - Drugs
Pfizer Inc                                                              256,400                         6,476,664
Schering-Plough Corp                                                     42,300                         1,079,073
                                                                                               -------------------
                                                                                            11,874,696
                                                                                               -------------------
Medical - Hospitals (0.11%)
Tenet Healthcare Corp (a)(b)                                             34,900                           224,407
                                                                                               -------------------

Medical - Wholesale Drug Distribution (0.34%)
AmerisourceBergen Corp                                                   13,300                           701,575
                                                                                               -------------------

Multi-Line Insurance (6.08%)
ACE Ltd                                                                   8,200                           467,892
Allstate Corp/The                                                         9,900                           594,594
American International Group Inc                                         68,300                         4,591,126
Genworth Financial Inc                                                   41,100                         1,436,034
Hartford Financial Services Group Inc                                    19,500                         1,863,810
Metlife Inc (a)                                                          29,600                         1,869,240
Old Republic International Corp                                          46,600                         1,030,792
XL Capital Ltd (a)                                                       11,400                           797,544
                                                                                               -------------------
                                                                                            12,651,032
                                                                                               -------------------
Multimedia (1.68%)
Time Warner Inc                                                         122,800                         2,421,616
Viacom Inc (b)                                                           11,500                           472,765
Walt Disney Co/The                                                       17,300                           595,639
                                                                                               -------------------
                                                                                             3,490,020
                                                                                               -------------------
Networking Products (0.33%)
Cisco Systems Inc (b)                                                    26,700                           681,651
                                                                                               -------------------

Office Supplies & Forms (0.44%)
Avery Dennison Corp                                                      14,400                           925,344
                                                                                               -------------------

Oil Company - Integrated (11.77%)
BP PLC ADR (a)                                                           17,200                         1,113,700
Chevron Corp                                                             77,200                         5,709,712
ConocoPhillips                                                           27,800                         1,900,130
Exxon Mobil Corp                                                        151,500                        11,430,675
Marathon Oil Corp                                                        21,000                         2,075,430
Occidental Petroleum Corp                                                 6,400                           315,584
Royal Dutch Shell PLC ADR                                                13,500                           895,050
Total SA ADR (a)                                                         15,200                         1,060,656
                                                                                               -------------------
                                                                                            24,500,937
                                                                                               -------------------
Paper & Related Products (1.22%)
International Paper Co (a)                                               20,900                           760,760
Smurfit-Stone Container Corp (b)                                         34,200                           385,092
Temple-Inland Inc (a)                                                    23,200                         1,385,968
                                                                                               -------------------
                                                                                             2,531,820
                                                                                               -------------------
Property & Casualty Insurance (1.33%)
Chubb Corp                                                               10,850                           560,620
Fidelity National Financial Inc                                          25,300                           607,453
Travelers Cos Inc/The                                                    30,813                         1,595,189
                                                                                               -------------------
                                                                                             2,763,262
                                                                                               -------------------
Publishing - Newspapers (0.51%)
Gannett Co Inc                                                           18,700                         1,052,623
                                                                                               -------------------

Regional Banks (7.59%)
Bank of America Corp                                                    113,736                         5,802,811
Comerica Inc                                                             15,500                           916,360
Regional Banks
Fifth Third Bancorp                                                      22,800                           882,132
Keycorp                                                                  30,600                         1,146,582
National City Corp (a)                                                   41,700                         1,553,325
SunTrust Banks Inc                                                        9,975                           828,324
US Bancorp                                                               48,800                         1,706,536
Wachovia Corp                                                            30,000                         1,651,500
Wells Fargo & Co                                                         37,900                         1,304,897
                                                                                               -------------------
                                                                                            15,792,467
                                                                                               -------------------
Reinsurance (0.38%)
PartnerRe Ltd                                                             4,700                           322,138
RenaissanceRe Holdings Ltd                                                9,500                           476,330
                                                                                               -------------------
                                                                                               798,468
                                                                                               -------------------
Retail - Apparel & Shoe (0.80%)
Gap Inc/The                                                              51,300                           882,873
Ltd Brands Inc (a)                                                       29,900                           779,194
                                                                                               -------------------
                                                                                             1,662,067
                                                                                               -------------------
Retail - Major Department Store (0.27%)
Saks Inc (a)                                                             26,800                           558,512
                                                                                               -------------------

Retail - Office Supplies (0.45%)
Office Depot Inc (b)                                                     26,775                           940,873
                                                                                               -------------------

Retail - Regional Department Store (0.94%)
Dillard's Inc                                                             7,400                           242,202
Federated Department Stores Inc (a)                                      37,900                         1,707,395
                                                                                               -------------------
                                                                                             1,949,597
                                                                                               -------------------
Retail - Restaurants (1.15%)
McDonald's Corp                                                          53,000                         2,387,650
                                                                                               -------------------

Savings & Loans - Thrifts (1.23%)
Astoria Financial Corp (a)                                               21,500                           571,685
Washington Mutual Inc                                                    49,200                         1,986,696
                                                                                               -------------------
                                                                                             2,558,381
                                                                                               -------------------
Steel - Producers (0.58%)
Arcelor Mittal (a)                                                       23,000                         1,216,470
                                                                                               -------------------

Telecommunication Services (0.60%)
Embarq Corp                                                              22,100                         1,245,335
                                                                                               -------------------

Telephone - Integrated (6.19%)
AT&T Inc                                                                160,547                         6,330,368
Sprint Nextel Corp                                                      119,200                         2,260,032
Verizon Communications Inc                                              113,400                         4,300,128
                                                                                               -------------------
                                                                                            12,890,528
                                                                                               -------------------
Television (0.75%)
CBS Corp                                                                 50,800                         1,553,972
                                                                                               -------------------

Tobacco (1.98%)
Altria Group Inc (a)                                                     43,200                         3,793,392
UST Inc (a)                                                               5,700                           330,486
                                                                                               -------------------
                                                                                             4,123,878
                                                                                               -------------------
Tools - Hand Held (0.44%)
Black & Decker Corp                                                      11,300                           922,306
                                                                                               -------------------


Toys (0.27%)
Mattel Inc                                                               20,300                           559,671
                                                                                               -------------------

Wireless Equipment (0.92%)
American Tower Corp (b)                                                   8,000                           311,600
Crown Castle International Corp (a)(b)                                   20,100                           645,813
Nokia OYJ ADR                                                            41,500                           951,180
                                                                                               -------------------
                                                                                             1,908,593
                                                                                               -------------------
TOTAL COMMON STOCKS                                                                         $         198,994,478
                                                                                               -------------------
                                                                     Principal
                                                                       Amount                          Value
                                                                    ------------ ------------- -------------------
MONEY MARKET FUNDS (12.03%)
Money Center Banks (12.03%)
BNY Institutional Cash Reserve Fund (c)                              25,038,429                        25,038,429
                                                                                               -------------------
TOTAL MONEY MARKET FUNDS                                                                    $          25,038,429
                                                                                               -------------------
Total Investments                                                                           $         224,032,907
Liabilities in Excess of Other Assets, Net - (7.66)%                                                 (15,948,635)
                                                                                               -------------------
TOTAL NET ASSETS - 100.00%                                                                  $         208,084,272
                                                                                               ===================
                                                                                               -------------------

                                                                                               ===================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $          35,498,983
Unrealized Depreciation                                    (2,784,724)
                                                    -------------------
Net Unrealized Appreciation (Depreciation)                  32,714,259
Cost for federal income tax purposes                       191,318,648


Portfolio Summary (unaudited)
--------------------------------------------------- -------------------
Sector                                                         Percent
--------------------------------------------------- -------------------
Financial                                                       43.39%
Consumer, Non-cyclical                                          16.10%
Communications                                                  12.19%
Energy                                                          11.77%
Industrial                                                       8.36%
Consumer, Cyclical                                               7.04%
Basic Materials                                                  4.02%
Utilities                                                        2.85%
Technology                                                       1.94%
Liabilities in Excess of Other Assets, Net                    (-7.66%)
                                                    -------------------
TOTAL NET ASSETS                                               100.00%
                                                    ===================





Schedule of Investments
March 31, 2007 (unaudited)
MidCap Account
                                                                        Shares
                                                                         Held                       Value
                                                                   ------------ ---------- -------------------
COMMON STOCKS (99.46%)
Advertising Sales (0.50%)
Lamar Advertising Co                                                   37,332          $           2,350,796
                                                                                           -------------------

Aerospace & Defense Equipment (0.98%)
Alliant Techsystems Inc (a)(b)                                          51,920                      4,564,806
                                                                                           -------------------

Applications Software (1.03%)
Intuit Inc (b)                                                         175,188                      4,793,144
                                                                                           -------------------

Broadcasting Services & Programming (4.98%)
Discovery Holding Co (a)(b)                                            413,937                      7,918,615
Liberty Global Inc - A Shares (a)(b)                                    78,533                      2,586,092
Liberty Global Inc - B Shares (a)(b)                                   163,562                      5,011,540
Liberty Media Holding Corp - Capital (b)                                69,362                      7,670,743
                                                                                           -------------------
                                                                                        23,186,990
                                                                                           -------------------
Building & Construction Products - Miscellaneous (0.67%)
USG Corp (a)(b)                                                         67,006                      3,127,840
                                                                                           -------------------

Building Products - Cement & Aggregate (0.50%)
Martin Marietta Materials Inc (a)                                       17,151                      2,318,815
                                                                                           -------------------

Cable TV (1.81%)
EchoStar Communications Corp (b)                                       194,114                      8,430,371
                                                                                           -------------------

Casino Services (1.03%)
International Game Technology                                          119,126                      4,810,308
                                                                                           -------------------

Commercial Banks (2.55%)
Commerce Bancorp Inc/NJ                                                 89,291                      2,980,533
M&T Bank Corp (a)                                                       28,482                      3,299,070
TCF Financial Corp (a)                                                 211,191                      5,566,995
                                                                                           -------------------
                                                                                        11,846,598
                                                                                           -------------------
Commercial Services (3.61%)
ChoicePoint Inc (b)                                                     92,253                      3,453,030
Iron Mountain Inc (a)(b)                                               129,505                      3,383,966
ServiceMaster Co/The (a)                                               301,242                      4,636,114
Weight Watchers International Inc                                      115,627                      5,329,248
                                                                                           -------------------
                                                                                        16,802,358
                                                                                           -------------------
Commercial Services - Finance (1.12%)
Western Union Co/The                                                   238,436                      5,233,670
                                                                                           -------------------

Data Processing & Management (5.57%)
Automatic Data Processing Inc (a)                                       90,738                      4,391,719
Fidelity National Information Services                                 160,179                      7,281,737
First Data Corp                                                        158,281                      4,257,759
Data Processing & Management
Paychex Inc (a)                                                        202,001                      7,649,778
SEI Investments Co                                                      38,668                      2,328,974
                                                                                           -------------------
                                                                                        25,909,967
                                                                                           -------------------
Dental Supplies & Equipment (1.32%)
Dentsply International Inc                                             187,307                      6,134,304
                                                                                           -------------------

Distribution & Wholesale (0.80%)
Fastenal Co (a)                                                        105,901                      3,711,830
                                                                                           -------------------

Diversified Manufacturing Operations (1.88%)
Dover Corp                                                              80,738                      3,940,822
Tyco International Ltd                                                 152,142                      4,800,080
                                                                                           -------------------
                                                                                         8,740,902
                                                                                           -------------------
Diversified Operations (1.22%)
Onex Corp (b)                                                          204,171                      5,669,829
                                                                                           -------------------

E-Commerce - Services (0.56%)
Liberty Media Corp - Interactive (b)                                   108,762                      2,590,711
                                                                                           -------------------

Electric - Generation (1.08%)
AES Corp/The (b)                                                       232,553                      5,004,541
                                                                                           -------------------

Electric - Integrated (1.28%)
Ameren Corp (a)                                                         72,026                      3,622,908
SCANA Corp                                                              53,973                      2,330,014
                                                                                           -------------------
                                                                                         5,952,922
                                                                                           -------------------
Electronic Components - Miscellaneous (1.14%)
Gentex Corp                                                            327,770                      5,326,263
                                                                                           -------------------

Electronic Components - Semiconductors (0.79%)
Microchip Technology Inc                                               104,161                      3,700,840
                                                                                           -------------------

Energy - Alternate Sources (1.67%)
Covanta Holding Corp (b)                                               350,176                      7,766,904
                                                                                           -------------------

Financial Guarantee Insurance (1.40%)
AMBAC Financial Group Inc                                               75,634                      6,534,021
                                                                                           -------------------

Food - Wholesale & Distribution (1.77%)
Sysco Corp                                                             243,220                      8,228,133
                                                                                           -------------------

Gold Mining (1.52%)
Newmont Mining Corp (a)                                                168,090                      7,058,099
                                                                                           -------------------

Human Resources (0.59%)
Robert Half International Inc                                           73,969                      2,737,593
                                                                                           -------------------

Independent Power Producer (0.00%)
Dynegy Inc (b)                                                               3                             28
                                                                                           -------------------

Insurance Brokers (1.86%)
AON Corp                                                               114,715                      4,354,581
Marsh & McLennan Cos Inc                                               147,174                      4,310,727
                                                                                           -------------------
                                                                                         8,665,308
                                                                                           -------------------

Investment Management & Advisory Services (2.38%)
Eaton Vance Corp                                                        67,379                      2,401,387
Legg Mason Inc                                                          44,004                      4,145,617
Nuveen Investments Inc (a)                                              95,572                      4,520,556
                                                                                           -------------------
                                                                                        11,067,560
                                                                                           -------------------
Life & Health Insurance (1.74%)
Aflac Inc                                                              172,583                      8,121,756
                                                                                           -------------------

Linen Supply & Related Items (2.89%)
Cintas Corp                                                            373,105                     13,469,091
                                                                                           -------------------

Machinery - Print Trade (1.89%)
Zebra Technologies Corp (a)(b)                                         227,868                      8,797,983
                                                                                           -------------------

Medical - Biomedical/Gene (0.74%)
Medimmune Inc (a)(b)                                                    94,178                      3,427,137
                                                                                           -------------------

Medical - Drugs (1.41%)
Valeant Pharmaceuticals International (a)                              378,584                      6,545,717
                                                                                           -------------------

Medical - HMO (2.01%)
Coventry Health Care Inc (b)                                           166,968                      9,358,556
                                                                                           -------------------

Medical - Outpatient & Home Medical Care (1.38%)
Lincare Holdings Inc (b)                                               175,697                      6,439,295
                                                                                           -------------------

Medical Instruments (1.31%)
St Jude Medical Inc (b)                                                161,648                      6,079,581
                                                                                           -------------------

Medical Laboratory & Testing Service (2.07%)
Laboratory Corp of America Holdings (a)(b)                             132,756                      9,642,068
                                                                                           -------------------

Multi-Line Insurance (2.11%)
Loews Corp                                                             215,703                      9,799,387
                                                                                           -------------------

Multimedia (0.00%)
Gemstar-TV Guide International Inc (b)                                   1,828                          7,659
                                                                                           -------------------

Office Automation & Equipment (0.69%)
Pitney Bowes Inc                                                        71,171                      3,230,452
                                                                                           -------------------

Oil - Field Services (1.89%)
BJ Services Co                                                          19,087                        532,528
Weatherford International Ltd (a)(b)                                   183,763                      8,287,711
                                                                                           -------------------
                                                                                         8,820,239
                                                                                           -------------------
Oil Company - Exploration & Production (3.59%)
Cimarex Energy Co                                                      154,992                      5,737,804
Encore Acquisition Co (b)                                              181,187                      4,382,913
Rosetta Resources Inc (a)(b)                                           126,422                      2,596,708
XTO Energy Inc                                                          72,463                      3,971,697
                                                                                           -------------------
                                                                                        16,689,122
                                                                                           -------------------
Pipelines (4.31%)
Equitable Resources Inc                                                162,354                      7,844,945
Questar Corp                                                            76,400                      6,815,644
Williams Cos Inc                                                       190,463                      5,420,577
                                                                                           -------------------
                                                                                        20,081,166
                                                                                           -------------------

Property & Casualty Insurance (3.27%)
Fidelity National Financial Inc                                         43,693                      1,049,069
Markel Corp (a)(b)                                                      16,620                      8,057,875
Mercury General Corp                                                   115,176                      6,108,935
                                                                                           -------------------
                                                                                        15,215,879
                                                                                           -------------------
Publishing - Newspapers (1.65%)
Washington Post Co/The                                                  10,043                      7,667,831
                                                                                           -------------------

Quarrying (0.78%)
Vulcan Materials Co (a)                                                 31,231                      3,637,787
                                                                                           -------------------

Real Estate Operator & Developer (4.75%)
Brookfield Asset Management Inc                                        251,437                     13,140,098
Forest City Enterprises Inc                                            135,290                      8,953,492
                                                                                           -------------------
                                                                                        22,093,590
                                                                                           -------------------
Reinsurance (1.50%)
Everest Re Group Ltd                                                    72,558                      6,977,903
                                                                                           -------------------

Retail - Auto Parts (3.06%)
Autozone Inc (b)                                                        38,642                      4,951,586
O'Reilly Automotive Inc (a)(b)                                         280,717                      9,291,733
                                                                                           -------------------
                                                                                        14,243,319
                                                                                           -------------------
Retail - Automobile (1.10%)
Carmax Inc (a)(b)                                                      208,210                      5,109,473
                                                                                           -------------------

Retail - Discount (1.26%)
TJX Cos Inc                                                            218,079                      5,879,410
                                                                                           -------------------

Retail - Jewelry (1.05%)
Tiffany & Co                                                           107,808                      4,903,108
                                                                                           -------------------

Retail - Restaurants (1.57%)
Yum! Brands Inc                                                        126,230                      7,291,045
                                                                                           -------------------

Schools (0.41%)
Strayer Education Inc (a)                                               15,225                      1,903,125
                                                                                           -------------------

Telephone - Integrated (1.37%)
Telephone & Data Systems Inc - Special Shares                          113,731                      6,357,563
                                                                                           -------------------

Textile - Home Furnishings (1.14%)
Mohawk Industries Inc (a)(b)                                            64,787                      5,315,773
                                                                                           -------------------

Transport - Truck (0.61%)
Heartland Express Inc                                                  177,856                      2,824,353
                                                                                           -------------------

Wireless Equipment (2.30%)
American Tower Corp (b)                                                274,921                     10,708,173
                                                                                           -------------------
TOTAL COMMON STOCKS                                                                     $         462,902,992
                                                                                           -------------------
                                                                      Principal
                                                                         Amount                      Value
                                                                   ------------ ---------- -------------------
SHORT TERM INVESTMENTS (0.29%)
Commercial Paper (0.29%)
Investment in Joint Trading Account; HSBC Funding
5.40%, 4/ 2/2007                                                     1,349,090                      1,349,090
                                                                                           -------------------
TOTAL SHORT TERM INVESTMENTS                                                            $           1,349,090
                                                                                           -------------------
MONEY MARKET FUNDS (21.56%)
Money Center Banks (21.56%)
BNY Institutional Cash Reserve Fund (c)                            100,326,919                    100,326,919
                                                                                           -------------------
TOTAL MONEY MARKET FUNDS                                                                $         100,326,919
                                                                                           -------------------
Total Investments                                                                       $         564,579,001
Liabilities in Excess of Other Assets, Net - (21.31)%                                            (99,175,593)
                                                                                           -------------------
TOTAL NET ASSETS - 100.00%                                                              $         465,403,408
                                                                                           ===================
                                                                                           -------------------

                                                                                           ===================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $          95,935,485
Unrealized Depreciation                               (11,036,392)
                                                -------------------
Net Unrealized Appreciation (Depreciation)              84,899,093
Cost for federal income tax purposes                   479,679,908


Portfolio Summary (unaudited)
----------------------------------------------- -------------------
Sector                                                     Percent
----------------------------------------------- -------------------
Financial                                                   43.40%
Consumer, Non-cyclical                                      17.73%
Consumer, Cyclical                                          13.91%
Communications                                              13.17%
Energy                                                      11.47%
Technology                                                   8.09%
Industrial                                                   7.67%
Utilities                                                    2.35%
Basic Materials                                              2.30%
Diversified                                                  1.22%
Liabilities in Excess of Other Assets, Net               (-21.31%)
                                                -------------------
TOTAL NET ASSETS                                           100.00%
                                                ===================





Schedule of Investments
March 31, 2007 (unaudited)
MidCap Growth Account
                                                            Shares
                                                             Held                                         Value
                                                         ------------ ------------------------------------- -------------------
COMMON STOCKS (99.53%)
Aerospace & Defense (0.66%)
Rockwell Collins Inc                                          7,500                                     $             501,975
                                                                                                            -------------------

Airlines (0.64%)
Continental Airlines Inc (a)(b)                                6,200                                                   225,618
US Airways Group Inc (a)(b)                                    5,700                                                   259,236
                                                                                                            -------------------
                                                                                                            484,854
                                                                                                            -------------------
Apparel Manufacturers (2.06%)
Coach Inc (b)                                                 21,650                                                 1,083,582
Polo Ralph Lauren Corp                                         5,500                                                   484,825
                                                                                                            -------------------
                                                                                                          1,568,407
                                                                                                            -------------------
Applications Software (1.41%)
American Reprographics Co (a)(b)                               6,850                                                   210,911
Citrix Systems Inc (b)                                        14,300                                                   458,029
Intuit Inc (b)                                                14,700                                                   402,192
                                                                                                            -------------------
                                                                                                          1,071,132
                                                                                                            -------------------
Beverages - Wine & Spirits (0.38%)
Brown-Forman Corp                                              4,450                                                   291,742
                                                                                                            -------------------

Broadcasting Services & Programming (1.44%)
Liberty Global Inc - A Shares (b)                             17,250                                                   568,042
Liberty Media Holding Corp - Capital (b)                       4,800                                                   530,832
                                                                                                            -------------------
                                                                                                          1,098,874
                                                                                                            -------------------
Building - Heavy Construction (0.58%)
Granite Construction Inc                                       8,050                                                   444,843
                                                                                                            -------------------

Building - Residential & Commercial (0.77%)
Lennar Corp (a)                                                6,050                                                   255,370
NVR Inc (a)(b)                                                   500                                                   332,500
                                                                                                            -------------------
                                                                                                            587,870
                                                                                                            -------------------
Casino Hotels (0.64%)
MGM Mirage (a)(b)                                              7,000                                                   486,640
                                                                                                            -------------------

Casino Services (0.75%)
International Game Technology                                 14,100                                                   569,358
                                                                                                            -------------------

Cellular Telecommunications (0.86%)
NII Holdings Inc (a)(b)                                        8,850                                                   656,493
                                                                                                            -------------------

Chemicals - Diversified (0.87%)
Lyondell Chemical Co (a)                                      13,900                                                   416,583
Westlake Chemical Corp                                         8,950                                                   242,993
                                                                                                            -------------------
                                                                                                            659,576
                                                                                                            -------------------

Chemicals - Specialty (0.51%)
Ashland Inc                                                    5,900                                                   387,040
                                                                                                            -------------------

Commercial Services - Finance (1.86%)
Equifax Inc                                                   17,700                                                   645,165
Interactive Data Corp                                         10,800                                                   267,300
Moody's Corp (a)                                               5,050                                                   313,403
Western Union Co/The                                           8,500                                                   186,575
                                                                                                            -------------------
                                                                                                          1,412,443
                                                                                                            -------------------
Computer Aided Design (0.98%)
Autodesk Inc (a)(b)                                           19,900                                                   748,240
                                                                                                            -------------------

Computer Services (1.69%)
Cognizant Technology Solutions Corp (b)                        8,550                                                   754,709
Factset Research Systems Inc (a)                               8,500                                                   534,225
                                                                                                            -------------------
                                                                                                          1,288,934
                                                                                                            -------------------
Computers - Integrated Systems (0.77%)
NCR Corp (b)                                                  12,250                                                   585,182
                                                                                                            -------------------

Computers - Memory Devices (0.63%)
Western Digital Corp (b)                                      28,700                                                   482,447
                                                                                                            -------------------

Computers - Peripheral Equipment (0.65%)
Lexmark International Inc (a)(b)                               8,450                                                   493,987
                                                                                                            -------------------

Consulting Services (0.26%)
Watson Wyatt Worldwide Inc                                     4,000                                                   194,600
                                                                                                            -------------------

Consumer Products - Miscellaneous (0.49%)
Clorox Co                                                      5,850                                                   372,586
                                                                                                            -------------------

Containers - Paper & Plastic (0.74%)
Pactiv Corp (b)                                               16,700                                                   563,458
                                                                                                            -------------------

Data Processing & Management (1.32%)
Dun & Bradstreet Corp                                          6,750                                                   615,600
Total System Services Inc (a)                                 12,250                                                   390,163
                                                                                                            -------------------
                                                                                                          1,005,763
                                                                                                            -------------------
Dental Supplies & Equipment (0.79%)
Dentsply International Inc                                    18,400                                                   602,600
                                                                                                            -------------------

Dialysis Centers (0.43%)
DaVita Inc (a)(b)                                              6,200                                                   330,584
                                                                                                            -------------------

Disposable Medical Products (0.97%)
CR Bard Inc                                                    9,300                                                   739,443
                                                                                                            -------------------

Distribution & Wholesale (0.50%)
WW Grainger Inc                                                4,900                                                   378,476
                                                                                                            -------------------

Diversified Manufacturing Operations (3.49%)
Acuity Brands Inc                                              5,850                                                   318,474
Dover Corp                                                    14,200                                                   693,102
Eaton Corp                                                     3,450                                                   288,282
Parker Hannifin Corp                                           8,350                                                   720,688

Diversified Manufacturing Operations
Textron Inc                                                    7,050                                                   633,090
                                                                                                            -------------------
                                                                                                          2,653,636
                                                                                                            -------------------
Drug Delivery Systems (0.83%)
Hospira Inc (b)                                               15,500                                                   633,950
                                                                                                            -------------------

E-Commerce - Products (0.56%)
Amazon.Com Inc (a)(b)                                         10,800                                                   429,732
                                                                                                            -------------------

E-Commerce - Services (0.25%)
Priceline.com Inc (b)                                          3,600                                                   191,736
                                                                                                            -------------------

Electric - Integrated (1.00%)
OGE Energy Corp                                                7,450                                                   289,060
Pinnacle West Capital Corp (a)                                 9,750                                                   470,437
                                                                                                            -------------------
                                                                                                            759,497
                                                                                                            -------------------
Electric Products - Miscellaneous (0.32%)
Molex Inc                                                      8,550                                                   241,110
                                                                                                            -------------------

Electronic Components - Miscellaneous (0.43%)
Gentex Corp                                                   20,000                                                   325,000
                                                                                                            -------------------

Electronic Components - Semiconductors (2.32%)
Intersil Corp                                                 12,650                                                   335,099
Microchip Technology Inc                                      21,350                                                   758,565
National Semiconductor Corp                                   27,800                                                   671,092
                                                                                                            -------------------
                                                                                                          1,764,756
                                                                                                            -------------------
Electronic Measurement Instruments (0.88%)
Agilent Technologies Inc (b)                                  13,800                                                   464,922
Tektronix Inc                                                  7,350                                                   206,976
                                                                                                            -------------------
                                                                                                            671,898
                                                                                                            -------------------
Engineering - Research & Development Services (0.90%)
EMCOR Group Inc (b)                                            4,500                                                   265,410
Jacobs Engineering Group Inc (b)                               9,000                                                   419,850
                                                                                                            -------------------
                                                                                                            685,260
                                                                                                            -------------------
Engines - Internal Combustion (0.73%)
Cummins Inc                                                    3,850                                                   557,172
                                                                                                            -------------------

Enterprise Software & Services (0.31%)
BEA Systems Inc (b)                                           20,500                                                   237,595
                                                                                                            -------------------

Fiduciary Banks (1.15%)
Northern Trust Corp                                           14,500                                                   872,030
                                                                                                            -------------------

Finance - Commercial (0.45%)
CIT Group Inc                                                  6,450                                                   341,334
                                                                                                            -------------------

Finance - Consumer Loans (0.25%)
First Marblehead Corp/The (a)                                  4,250                                                   190,782
                                                                                                            -------------------

Finance - Other Services (1.99%)
IntercontinentalExchange Inc (a)(b)                            3,500                                                   427,735
International Securities Exchange Holdi                        5,900                                                   287,920
NYSE Group Inc (a)(b)                                          8,550                                                   801,563
                                                                                                            -------------------
                                                                                                          1,517,218
                                                                                                            -------------------

Food - Meat Products (0.49%)
Hormel Foods Corp                                             10,100                                                   375,619
                                                                                                            -------------------

Food - Miscellaneous/Diversified (2.10%)
ConAgra Foods Inc                                             13,250                                                   330,057
Corn Products International Inc                                7,150                                                   254,469
HJ Heinz Co                                                   15,450                                                   728,004
McCormick & Co Inc/MD                                          7,500                                                   288,900
                                                                                                            -------------------
                                                                                                          1,601,430
                                                                                                            -------------------
Footwear & Related Apparel (0.46%)
CROCS Inc (a)(b)                                               7,350                                                   347,288
                                                                                                            -------------------

Gas - Distribution (0.21%)
AGL Resources Inc                                              3,750                                                   160,200
                                                                                                            -------------------

Hotels & Motels (1.28%)
Choice Hotels International Inc                               10,650                                                   377,330
Starwood Hotels & Resorts Worldwide Inc                        9,200                                                   596,620
                                                                                                            -------------------
                                                                                                            973,950
                                                                                                            -------------------
Human Resources (0.81%)
Manpower Inc                                                   8,350                                                   615,979
                                                                                                            -------------------

Independent Power Producer (0.57%)
Mirant Corp (b)                                               10,700                                                   432,922
                                                                                                            -------------------

Industrial Automation & Robots (0.57%)
Rockwell Automation Inc (a)                                    7,250                                                   434,058
                                                                                                            -------------------

Industrial Gases (0.71%)
Airgas Inc                                                    12,850                                                   541,628
                                                                                                            -------------------

Internet Infrastructure Software (0.68%)
Akamai Technologies Inc (a)(b)                                10,350                                                   516,672
                                                                                                            -------------------

Internet Security (0.76%)
McAfee Inc (b)                                                19,800                                                   575,784
                                                                                                            -------------------

Internet Telephony (0.27%)
j2 Global Communications Inc (a)(b)                            7,350                                                   203,742
                                                                                                            -------------------

Investment Management & Advisory Services (1.83%)
Blackrock, Inc. (a)                                            3,850                                                   601,794
T Rowe Price Group Inc                                        16,800                                                   792,792
                                                                                                            -------------------
                                                                                                          1,394,586
                                                                                                            -------------------
Machinery - Construction & Mining (0.42%)
Terex Corp (b)                                                 4,450                                                   319,332
                                                                                                            -------------------

Machinery - Pumps (0.58%)
Graco Inc                                                     11,300                                                   442,508
                                                                                                            -------------------

Medical - Biomedical/Gene (0.96%)
Celgene Corp (b)                                               7,250                                                   380,335
Genzyme Corp (b)                                               5,800                                                   348,116
                                                                                                            -------------------
                                                                                                            728,451
                                                                                                            -------------------
Medical - Drugs (3.08%)
Allergan Inc                                                   3,550                                                   393,411

Medical - Drugs
Endo Pharmaceuticals Holdings Inc (b)                          9,200                                                   270,480
Forest Laboratories Inc (b)                                   11,000                                                   565,840
King Pharmaceuticals Inc (a)(b)                               27,350                                                   537,975
Sepracor Inc (a)(b)                                            8,500                                                   396,355
Viropharma Inc (a)(b)                                         12,550                                                   180,092
                                                                                                            -------------------
                                                                                                          2,344,153
                                                                                                            -------------------
Medical - HMO (2.16%)
Coventry Health Care Inc (b)                                  14,100                                                   790,305
Humana Inc (b)                                                14,700                                                   852,894
                                                                                                            -------------------
                                                                                                          1,643,199
                                                                                                            -------------------
Medical - Wholesale Drug Distribution (0.83%)
AmerisourceBergen Corp                                        11,950                                                   630,362
                                                                                                            -------------------

Medical Instruments (0.52%)
Edwards Lifesciences Corp (b)                                  7,850                                                   397,995
                                                                                                            -------------------

Medical Laboratory & Testing Service (1.40%)
Laboratory Corp of America Holdings (a)(b)                     9,600                                                   697,248
Quest Diagnostics Inc                                          7,450                                                   371,531
                                                                                                            -------------------
                                                                                                          1,068,779
                                                                                                            -------------------
Medical Products (1.42%)
Henry Schein Inc (b)                                          12,950                                                   714,581
Mentor Corp (a)                                                8,050                                                   370,300
                                                                                                            -------------------
                                                                                                          1,084,881
                                                                                                            -------------------
Metal Processors & Fabrication (0.66%)
Precision Castparts Corp                                       4,850                                                   504,643
                                                                                                            -------------------

Motorcycle/Motor Scooter (1.06%)
Harley-Davidson Inc                                           13,800                                                   810,750
                                                                                                            -------------------

Multi-Line Insurance (0.59%)
HCC Insurance Holdings Inc                                    14,500                                                   446,600
                                                                                                            -------------------

Networking Products (0.32%)
Juniper Networks Inc (a)(b)                                   12,250                                                   241,080
                                                                                                            -------------------

Non-Hazardous Waste Disposal (0.39%)
Republic Services Inc                                         10,725                                                   298,369
                                                                                                            -------------------

Oil - Field Services (2.43%)
Helix Energy Solutions Group Inc (a)(b)                       13,600                                                   507,144
SEACOR Holdings Inc (a)(b)                                     4,100                                                   403,440
Superior Energy Services (a)(b)                               11,450                                                   394,681
Tidewater Inc (a)                                              9,250                                                   541,865
                                                                                                            -------------------
                                                                                                          1,847,130
                                                                                                            -------------------
Oil & Gas Drilling (0.91%)
ENSCO International Inc                                       12,750                                                   693,600
                                                                                                            -------------------

Oil Company - Exploration & Production (1.87%)
Cimarex Energy Co                                             10,650                                                   394,263
Unit Corp (b)                                                  7,750                                                   392,072
XTO Energy Inc                                                11,600                                                   635,796
                                                                                                            -------------------
                                                                                                          1,422,131
                                                                                                            -------------------
Oil Refining & Marketing (1.83%)
Frontier Oil Corp                                             14,700                                                   479,808

Oil Refining & Marketing
Holly Corp                                                     5,950                                                   352,835
Tesoro Corp                                                    5,550                                                   557,387
                                                                                                            -------------------
                                                                                                          1,390,030
                                                                                                            -------------------
Paper & Related Products (0.41%)
International Paper Co                                         8,500                                                   309,400
                                                                                                            -------------------

Pipelines (0.51%)
Oneok Inc                                                      8,650                                                   389,250
                                                                                                            -------------------

Racetracks (0.95%)
International Speedway Corp                                    2,900                                                   149,930
Penn National Gaming Inc (a)(b)                               13,450                                                   570,549
                                                                                                            -------------------
                                                                                                            720,479
                                                                                                            -------------------
Real Estate Magagement & Services (0.64%)
Jones Lang LaSalle Inc (a)                                     4,700                                                   490,116
                                                                                                            -------------------

REITS - Diversified (0.50%)
Entertainment Properties Trust                                 6,350                                                   382,588
                                                                                                            -------------------

REITS - Hotels (0.45%)
Hospitality Properties Trust                                   7,400                                                   346,320
                                                                                                            -------------------

REITS - Mortgage (0.54%)
CapitalSource Inc                                             16,500                                                   414,645
                                                                                                            -------------------

REITS - Office Property (0.19%)
Douglas Emmett Inc                                             5,600                                                   142,968
                                                                                                            -------------------

REITS - Single Tenant (0.44%)
Realty Income Corp                                            11,750                                                   331,350
                                                                                                            -------------------

REITS - Warehouse & Industrial (0.61%)
Prologis                                                       7,200                                                   467,496
                                                                                                            -------------------

Rental - Auto & Equipment (0.44%)
United Rentals Inc (a)(b)                                     12,250                                                   336,875
                                                                                                            -------------------

Respiratory Products (0.50%)
Respironics Inc (b)                                            9,150                                                   384,209
                                                                                                            -------------------

Retail - Apparel & Shoe (2.25%)
Abercrombie & Fitch Co                                         3,900                                                   295,152
American Eagle Outfitters                                      5,900                                                   176,941
AnnTaylor Stores Corp (b)                                      8,250                                                   319,935
Nordstrom Inc                                                 17,400                                                   921,156
                                                                                                            -------------------
                                                                                                          1,713,184
                                                                                                            -------------------
Retail - Auto Parts (0.66%)
Autozone Inc (b)                                               3,950                                                   506,153
                                                                                                            -------------------

Retail - Catalog Shopping (0.43%)
MSC Industrial Direct Co                                       6,950                                                   324,426
                                                                                                            -------------------

Retail - Computer Equipment (0.53%)
GameStop Corp (b)                                             12,400                                                   403,868
                                                                                                            -------------------


Retail - Discount (1.26%)
Big Lots Inc (a)(b)                                           13,700                                                   428,536
Dollar Tree Stores Inc (b)                                    13,900                                                   531,536
                                                                                                            -------------------
                                                                                                            960,072
                                                                                                            -------------------
Retail - Major Department Store (1.36%)
JC Penney Co Inc                                              12,600                                                 1,035,216
                                                                                                            -------------------

Retail - Office Supplies (1.30%)
Office Depot Inc (b)                                          20,750                                                   729,155
OfficeMax Inc                                                  5,000                                                   263,700
                                                                                                            -------------------
                                                                                                            992,855
                                                                                                            -------------------
Retail - Restaurants (1.66%)
Brinker International Inc                                      8,850                                                   289,395
Darden Restaurants Inc                                        11,400                                                   469,566
Yum! Brands Inc                                                8,700                                                   502,512
                                                                                                            -------------------
                                                                                                          1,261,473
                                                                                                            -------------------
Semiconductor Component - Integrated Circuits (2.49%)
Analog Devices Inc                                            15,100                                                   520,799
Emulex Corp (b)                                                7,600                                                   139,004
Linear Technology Corp (a)                                    22,400                                                   707,616
Maxim Integrated Products Inc                                 17,900                                                   526,260
                                                                                                            -------------------
                                                                                                          1,893,679
                                                                                                            -------------------
Semiconductor Equipment (1.70%)
Lam Research Corp (a)(b)                                      14,650                                                   693,531
Teradyne Inc (a)(b)                                           36,550                                                   604,537
                                                                                                            -------------------
                                                                                                          1,298,068
                                                                                                            -------------------
Steel - Producers (1.73%)
Carpenter Technology Corp                                      4,300                                                   519,268
Steel Dynamics Inc                                             7,850                                                   339,120
United States Steel Corp (a)                                   4,600                                                   456,182
                                                                                                            -------------------
                                                                                                          1,314,570
                                                                                                            -------------------
Steel - Specialty (0.89%)
Allegheny Technologies Inc                                     6,350                                                   677,482
                                                                                                            -------------------

Telecommunication Equipment (0.63%)
Adtran Inc (a)                                                19,700                                                   479,695
                                                                                                            -------------------

Telephone - Integrated (0.32%)
Telephone & Data Systems Inc                                   4,100                                                   244,442
                                                                                                            -------------------

Tobacco (0.36%)
Reynolds American Inc (a)                                      4,350                                                   271,484
                                                                                                            -------------------

Tools - Hand Held (0.25%)
Snap-On Inc                                                    3,950                                                   189,995
                                                                                                            -------------------

Toys (0.34%)
Marvel Entertainment Inc (a)(b)                                9,350                                                   259,463
                                                                                                            -------------------

Transport - Marine (0.55%)
Overseas Shipholding Group                                     6,650                                                   416,290
                                                                                                            -------------------

Transport - Rail (0.89%)
CSX Corp                                                      16,900                                                   676,845
                                                                                                            -------------------


Transport - Services (0.47%)
Ryder System Inc                                               7,250                                                   357,715
                                                                                                            -------------------

Transport - Truck (0.48%)
Con-way Inc                                                    7,350                                                   366,324
                                                                                                            -------------------

Wireless Equipment (1.12%)
American Tower Corp (b)                                       21,850                                                   851,057
                                                                                                            -------------------
TOTAL COMMON STOCKS                                                                                      $          75,778,156
                                                                                                            -------------------
                                                          Principal
                                                           Amount                                                Value
                                                         ------------ ------------------------------------- -------------------
MONEY MARKET FUNDS (21.64%)
Money Center Banks (21.64%)
BNY Institutional Cash Reserve Fund (c)                   16,479,369                                                16,479,369
                                                                                                            -------------------
TOTAL MONEY MARKET FUNDS                                                                                 $          16,479,369
                                                                                                            -------------------
Total Investments                                                                                        $          92,257,525
Liabilities in Excess of Other Assets, Net - (21.17)%                                                             (16,118,358)
                                                                                                            -------------------
TOTAL NET ASSETS - 100.00%                                                                               $          76,139,167
                                                                                                            ===================
                                                                                                            -------------------

                                                                                                            ===================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $           9,888,992
Unrealized Depreciation                                 (1,468,163)
                                                 -------------------
Net Unrealized Appreciation (Depreciation)                8,420,829
Cost for federal income tax purposes                     83,836,696


Portfolio Summary (unaudited)
------------------------------------------------ -------------------
Sector                                                      Percent
------------------------------------------------ -------------------
Financial                                                    31.28%
Consumer, Non-cyclical                                       21.09%
Consumer, Cyclical                                           18.89%
Technology                                                   14.28%
Industrial                                                   13.99%
Energy                                                        7.54%
Communications                                                7.21%
Basic Materials                                               5.11%
Utilities                                                     1.78%
Liabilities in Excess of Other Assets, Net                (-21.17%)
                                                 -------------------
TOTAL NET ASSETS                                            100.00%
                                                 ===================

Schedule of Investments
March 31, 2007 (unaudited)
MidCap Stock Account
                                                                                   Shares
                                                                                     Held                        Value
                                                                                ------------------ -------- ------------------
COMMON STOCKS (94.38%)
Airlines (3.41%)
Alaska Air Group Inc (a)                                                                  17,000        $            647,700
AMR Corp (a)(b)                                                                            40,300                   1,227,135
Continental Airlines Inc (a)(b)                                                            41,600                   1,513,824
                                                                                                            ------------------
                                                                                                         3,388,659
                                                                                                            ------------------
Auto/Truck Parts & Equipment - Original (1.91%)
Magna International Inc                                                                    25,200                   1,892,772
                                                                                                            ------------------

Cellular Telecommunications (0.28%)
US Cellular Corp (a)                                                                        3,800                     279,110
                                                                                                            ------------------

Chemicals - Specialty (3.43%)
Cabot Corp                                                                                 25,200                   1,202,796
Lubrizol Corp                                                                              42,800                   2,205,484
                                                                                                            ------------------
                                                                                                         3,408,280
                                                                                                            ------------------
Coatings & Paint (2.29%)
Valspar Corp                                                                               81,900                   2,279,277
                                                                                                            ------------------

Commercial Banks (2.14%)
TCF Financial Corp (b)                                                                     80,700                   2,127,252
                                                                                                            ------------------

Commercial Services (2.22%)
Convergys Corp (a)                                                                          9,000                     228,690
Weight Watchers International Inc (b)                                                      43,000                   1,981,870
                                                                                                            ------------------
                                                                                                         2,210,560
                                                                                                            ------------------
Computers - Integrated Systems (1.36%)
Diebold Inc (b)                                                                            28,400                   1,354,964
                                                                                                            ------------------

Computers - Memory Devices (2.00%)
Network Appliance Inc (a)(b)                                                               54,300                   1,983,036
                                                                                                            ------------------

Computers - Peripheral Equipment (1.70%)
Electronics for Imaging (a)                                                                72,000                   1,688,400
                                                                                                            ------------------

Cosmetics & Toiletries (0.52%)
Estee Lauder Cos Inc/The                                                                   10,500                     512,925
                                                                                                            ------------------

Data Processing & Management (4.14%)
Acxiom Corp                                                                                79,800                   1,706,922
Fidelity National Information Services                                                     52,953                   2,407,243
                                                                                                            ------------------
                                                                                                         4,114,165
                                                                                                            ------------------
Diversified Manufacturing Operations (2.84%)
Federal Signal Corp (b)                                                                    65,400                   1,015,008

Diversified Manufacturing Operations
Teleflex Inc                                                                               26,600                   1,810,662
                                                                                                            ------------------
                                                                                                         2,825,670
                                                                                                            ------------------
Electric - Integrated (2.25%)
Pinnacle West Capital Corp (b)                                                             46,400                   2,238,800
                                                                                                            ------------------

Electronic Components - Semiconductors (2.75%)
Microchip Technology Inc                                                                   76,850                   2,730,481
                                                                                                            ------------------

Electronic Design Automation (0.25%)
Synopsys Inc (a)                                                                            9,400                     246,562
                                                                                                            ------------------

Electronic Parts Distribution (1.47%)
Arrow Electronics Inc (a)                                                                  38,600                   1,457,150
                                                                                                            ------------------

Enterprise Software & Services (1.41%)
BMC Software Inc (a)(b)                                                                    45,600                   1,404,024
                                                                                                            ------------------

Finance - Investment Banker & Broker (1.51%)
AG Edwards Inc (b)                                                                         21,700                   1,501,206
                                                                                                            ------------------

Financial Guarantee Insurance (4.99%)
AMBAC Financial Group Inc                                                                  22,700                   1,961,053
MGIC Investment Corp (b)                                                                   28,300                   1,667,436
PMI Group Inc/The (b)                                                                      29,491                   1,333,583
                                                                                                            ------------------
                                                                                                         4,962,072
                                                                                                            ------------------
Food - Dairy Products (0.67%)
Dean Foods Co                                                                              14,300                     668,382
                                                                                                            ------------------

Gas - Distribution (2.49%)
NiSource Inc                                                                              101,200                   2,473,328
                                                                                                            ------------------

Machinery Tools & Related Products (2.07%)
Lincoln Electric Holdings Inc                                                              34,500                   2,054,820
                                                                                                            ------------------

Medical - Generic Drugs (1.78%)
Mylan Laboratories Inc (b)                                                                 83,725                   1,769,947
                                                                                                            ------------------

Medical - Hospitals (2.00%)
Universal Health Services Inc                                                              34,700                   1,986,922
                                                                                                            ------------------

Medical - Wholesale Drug Distribution (0.69%)
AmerisourceBergen Corp                                                                     12,900                     680,475
                                                                                                            ------------------

Medical Information Systems (2.17%)
IMS Health Inc                                                                             72,702                   2,156,341
                                                                                                            ------------------

Medical Instruments (2.10%)
Edwards Lifesciences Corp (a)                                                              41,200                   2,088,840
                                                                                                            ------------------

Medical Laboratory & Testing Service (2.13%)
Covance Inc (a)                                                                            35,700                   2,118,438
                                                                                                            ------------------

Multi-Line Insurance (2.46%)
HCC Insurance Holdings Inc (b)                                                             79,400                   2,445,520
                                                                                                            ------------------


Non-Hazardous Waste Disposal (3.07%)
Allied Waste Industries Inc (a)(b)                                                         74,200                     934,178
Republic Services Inc                                                                      76,000                   2,114,320
                                                                                                            ------------------
                                                                                                         3,048,498
                                                                                                            ------------------
Office Furnishings - Original (2.14%)
HNI Corp (b)                                                                               46,400                   2,131,152
                                                                                                            ------------------

Oil - Field Services (2.39%)
Tidewater Inc (b)                                                                          40,600                   2,378,348
                                                                                                            ------------------

Oil & Gas Drilling (2.28%)
Nabors Industries Ltd (a)(b)                                                               76,500                   2,269,755
                                                                                                            ------------------

Oil Company - Exploration & Production (3.95%)
Cimarex Energy Co (b)                                                                      47,200                   1,747,344
Noble Energy Inc                                                                           36,500                   2,177,225
                                                                                                            ------------------
                                                                                                         3,924,569
                                                                                                            ------------------
Oil Refining & Marketing (0.26%)
Tesoro Corp                                                                                 2,600                     261,118
                                                                                                            ------------------

Pharmacy Services (1.46%)
Express Scripts Inc (a)                                                                    18,000                   1,452,960
                                                                                                            ------------------

Property & Casualty Insurance (2.01%)
Fidelity National Financial Inc                                                            83,226                   1,998,256
                                                                                                            ------------------

Reinsurance (1.02%)
Max Re Capital Ltd                                                                         39,900                   1,016,652
                                                                                                            ------------------

REITS - Mortgage (0.95%)
Redwood Trust Inc (b)                                                                      18,000                     939,240
                                                                                                            ------------------

REITS - Regional Malls (1.48%)
General Growth Properties Inc                                                              22,700                   1,465,739
                                                                                                            ------------------

Rental - Auto & Equipment (2.20%)
Aaron Rents Inc (b)                                                                        82,600                   2,183,944
                                                                                                            ------------------

Retail - Apparel & Shoe (1.48%)
Nordstrom Inc                                                                              27,700                   1,466,438
                                                                                                            ------------------

Retail - Jewelry (2.18%)
Tiffany & Co (b)                                                                           47,600                   2,164,848
                                                                                                            ------------------

Retail - Restaurants (2.23%)
Papa John's International Inc (a)                                                          42,400                   1,246,560
Yum! Brands Inc (b)                                                                        16,800                     970,368
                                                                                                            ------------------
                                                                                                         2,216,928
                                                                                                            ------------------
Savings & Loans - Thrifts (2.38%)
Washington Federal Inc (b)                                                                100,950                   2,368,287
                                                                                                            ------------------

Toys (1.47%)
Mattel Inc                                                                                 52,900                   1,458,453
                                                                                                            ------------------
TOTAL COMMON STOCKS                                                                                      $         93,793,563
                                                                                                            ------------------

                                                                                         Principal
                                                                                          Amount                       Value
                                                                                ------------------ -------- ------------------
SHORT TERM INVESTMENTS (5.45%)
Commercial Paper (5.45%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.00%, 4/ 2/2007                                                                        5,414,834                   5,414,082
                                                                                                            ------------------
TOTAL SHORT TERM INVESTMENTS                                                                             $          5,414,082
                                                                                                            ------------------
MONEY MARKET FUNDS (21.72%)
Money Center Banks (21.72%)
BNY Institutional Cash Reserve Fund (c)                                                21,581,366                  21,581,366
                                                                                                            ------------------
TOTAL MONEY MARKET FUNDS                                                                                 $         21,581,366
                                                                                                            ------------------
Total Investments                                                                                        $        120,789,011
Liabilities in Excess of Other Assets, Net - (21.55)%                                                            (21,417,800)
                                                                                                            ------------------
TOTAL NET ASSETS - 100.00%                                                                               $         99,371,211
                                                                                                            ==================
                                                                                                            ------------------

                                                                                                            ==================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $         33,790,045
Unrealized Depreciation                                     (245,386)
                                                    ------------------
Net Unrealized Appreciation (Depreciation)                 33,544,659
Cost for federal income tax purposes                       87,244,352


Portfolio Summary (unaudited)
--------------------------------------------------- ------------------
Sector                                                        Percent
--------------------------------------------------- ------------------
Financial                                                      40.66%
Technology                                                     15.78%
Consumer, Non-cyclical                                         15.77%
Consumer, Cyclical                                             14.81%
Industrial                                                      9.45%
Energy                                                          8.89%
Basic Materials                                                 5.72%
Government                                                      5.45%
Utilities                                                       4.74%
Communications                                                  0.28%
Liabilities in Excess of Other Assets, Net                  (-21.55%)
                                                    ------------------
TOTAL NET ASSETS                                              100.00%
                                                    ==================





Schedule of Investments
March 31, 2007 (unaudited)
MidCap Value Account
                                                               Shares
                                                                Held                        Value
                                                           -------------- -------- ------------------
COMMON STOCKS (98.21%)
Aerospace & Defense (0.24%)
Empresa Brasileira de Aeronautica SA ADR                          7,667        $            351,609
                                                                                   ------------------

Apparel Manufacturers (0.96%)
Jones Apparel Group Inc                                           22,000                     676,060
Liz Claiborne Inc (a)                                             17,500                     749,875
                                                                                   ------------------
                                                                                1,425,935
                                                                                   ------------------
Appliances (1.31%)
Whirlpool Corp                                                    23,028                   1,955,307
                                                                                   ------------------

Auto/Truck Parts & Equipment - Original (1.25%)
ArvinMeritor Inc (a)                                              10,600                     193,450
Autoliv Inc (a)                                                   12,500                     713,875
Johnson Controls Inc (a)                                           4,432                     419,356
TRW Automotive Holdings Corp (b)                                  15,200                     529,264
                                                                                   ------------------
                                                                                1,855,945

                                                                                   ------------------
Beverages - Non-Alcoholic (0.25%)
Pepsi Bottling Group Inc                                           7,700                     245,553
PepsiAmericas Inc                                                  5,800                     129,456
                                                                                   ------------------
                                                                                  375,009
                                                                                   ------------------
Beverages - Wine & Spirits (1.26%)
Constellation Brands Inc (a)(b)                                   88,572                   1,875,955
                                                                                   ------------------

Brewery (0.28%)
Molson Coors Brewing Co (a)                                        4,400                     416,328
                                                                                   ------------------

Building - Heavy Construction (0.47%)
Chicago Bridge & Iron Co NV                                       22,810                     701,407
                                                                                   ------------------

Building - Maintenance & Service (0.17%)
ABM Industries Inc                                                 9,800                     258,622
                                                                                   ------------------

Building - Residential & Commercial (4.03%)
Centex Corp (a)                                                   17,628                     736,498
Hovnanian Enterprises Inc (a)(b)                                  30,985                     779,582
KB Home (a)                                                       26,515                   1,131,395
Lennar Corp (a)                                                   21,366                     901,859
Meritage Homes Corp (a)(b)                                        23,300                     748,396
NVR Inc (a)(b)                                                     1,889                   1,256,185
Ryland Group Inc                                                   8,200                     345,958
Toll Brothers Inc (a)(b)                                           3,400                      93,092
                                                                                   ------------------
                                                                                5,992,965
                                                                                   ------------------

Building Products - Air & Heating (0.07%)
Goodman Global Inc (b)                                             5,800                     102,196
                                                                                   ------------------

Building Products - Cement & Aggregate (0.11%)
Texas Industries Inc (a)                                           2,200                     166,166
                                                                                   ------------------

Cellular Telecommunications (0.88%)
Alltel Corp                                                       17,000                   1,054,000
US Cellular Corp (b)                                               3,400                     249,730
                                                                                   ------------------
                                                                                1,303,730
                                                                                   ------------------
Chemicals - Diversified (1.95%)
FMC Corp                                                           8,800                     663,784
Huntsman Corp.                                                    10,500                     200,445
Lyondell Chemical Co                                              27,600                     827,172
PPG Industries Inc (a)                                            14,200                     998,402
Rohm & Haas Co (a)                                                 2,600                     134,472
Westlake Chemical Corp (a)                                         2,900                      78,735
                                                                                   ------------------
                                                                                2,903,010
                                                                                   ------------------
Chemicals - Specialty (1.45%)
Albemarle Corp                                                    19,000                     785,460
Eastman Chemical Co                                               12,700                     804,291
Hercules Inc (a)(b)                                               11,500                     224,710
Lubrizol Corp                                                      6,700                     345,251
                                                                                   ------------------
                                                                                2,159,712
                                                                                   ------------------
Coal (0.52%)
Arch Coal Inc (a)                                                 11,233                     344,741
Peabody Energy Corp (a)                                           10,750                     432,580
                                                                                   ------------------
                                                                                  777,321
                                                                                   ------------------
Commercial Banks (1.78%)
Colonial BancGroup Inc/The                                        15,400                     381,150
Fulton Financial Corp                                              4,500                      65,385
Marshall & Ilsley Corp                                            10,800                     500,148
South Financial Group Inc/The                                        200                       4,944
UnionBanCal Corp (a)                                              10,600                     672,252
Whitney Holding Corp                                               4,300                     131,494
Zions Bancorporation                                              10,500                     887,460
                                                                                   ------------------
                                                                                2,642,833

                                                                                   ------------------
Computer Services (1.15%)
Affiliated Computer Services Inc (b)                              16,000                     942,080
Computer Sciences Corp (b)                                        14,800                     771,524
                                                                                   ------------------
                                                                                1,713,604
                                                                                   ------------------
Computer Software (0.10%)
Blackbaud Inc                                                      6,300                     153,846
                                                                                   ------------------

Computers - Peripheral Equipment (1.08%)
Lexmark International Inc (a)(b)                                  27,572                   1,611,859
                                                                                   ------------------

Consumer Products - Miscellaneous (0.14%)
Jarden Corp (b)                                                    5,300                     202,990
                                                                                   ------------------

Containers - Metal & Glass (0.17%)
Greif Inc                                                          2,300                     255,553
                                                                                   ------------------

Containers - Paper & Plastic (0.72%)
Bemis Co Inc                                                      19,300                     644,427

Containers - Paper & Plastic
Sonoco Products Co                                                11,200                     420,896
                                                                                   ------------------
                                                                                1,065,323
                                                                                   ------------------
Cosmetics & Toiletries (0.14%)
Alberto-Culver Co                                                  8,800                     201,344
                                                                                   ------------------

Distribution & Wholesale (0.37%)
Ingram Micro Inc (b)                                              28,400                     548,404
                                                                                   ------------------

Diversified Manufacturing Operations (2.31%)
Eaton Corp                                                        13,670                   1,142,265
Ingersoll-Rand Co Ltd                                             26,192                   1,135,947
Parker Hannifin Corp                                               8,700                     750,897
Teleflex Inc                                                       6,100                     415,227
                                                                                   ------------------
                                                                                3,444,336
                                                                                   ------------------
Diversified Minerals (0.60%)
Teck Cominco Ltd                                                  12,800                     890,880
                                                                                   ------------------

Diversified Operations (0.41%)
Walter Industries Inc (a)                                         24,500                     606,375
                                                                                   ------------------

E-Commerce - Services (0.28%)
Expedia Inc (a)(b)                                                17,800                     412,604
                                                                                   ------------------

Electric - Integrated (8.57%)
American Electric Power Co Inc                                    26,600                   1,296,750
Avista Corp                                                        7,100                     172,033
Constellation Energy Group Inc                                    16,800                   1,460,760
DPL Inc (a)                                                       43,959                   1,366,685
DTE Energy Co                                                      8,500                     407,150
Edison International                                              54,867                   2,695,616
Entergy Corp                                                       7,500                     786,900
Northeast Utilities                                               22,600                     740,602
Pepco Holdings Inc                                                28,200                     818,364
PG&E Corp                                                            900                      43,443
Puget Energy Inc                                                  14,100                     362,088
SCANA Corp                                                        12,800                     552,576
TECO Energy Inc                                                   25,500                     438,855
TXU Corp                                                          13,416                     859,966
Wisconsin Energy Corp                                             15,500                     752,060
                                                                                   ------------------
                                                                               12,753,848
                                                                                   ------------------
Electronic Components - Miscellaneous (0.50%)
Sanmina-SCI Corp (b)                                              61,300                     221,906
Vishay Intertechnology Inc (b)                                    37,400                     522,852
                                                                                   ------------------
                                                                                  744,758
                                                                                   ------------------
Electronic Components - Semiconductors (0.70%)
International Rectifier Corp (b)                                   8,398                     320,888
Micron Technology Inc (b)                                         59,600                     719,968
                                                                                   ------------------
                                                                                1,040,856
                                                                                   ------------------
Electronic Design Automation (0.77%)
Cadence Design Systems Inc (a)(b)                                 27,800                     585,468
Synopsys Inc (b)                                                  21,200                     556,076
                                                                                   ------------------
                                                                                1,141,544
                                                                                   ------------------
Electronic Parts Distribution (1.28%)
Arrow Electronics Inc (b)                                         17,800                     671,950

Electronic Parts Distribution
Avnet Inc (a)(b)                                                  34,100                   1,232,374
                                                                                   ------------------
                                                                                1,904,324
                                                                                   ------------------
Electronics - Military (0.24%)
L-3 Communications Holdings Inc                                    4,000                     349,880
                                                                                   ------------------

Engineering - Research & Development Services (0.40%)
EMCOR Group Inc (a)(b)                                             2,000                     117,960
URS Corp (b)                                                      11,200                     477,008
                                                                                   ------------------
                                                                                  594,968
                                                                                   ------------------
Engines - Internal Combustion (0.49%)
Cummins Inc                                                        5,000                     723,600
                                                                                   ------------------

Fiduciary Banks (0.60%)
Northern Trust Corp                                                9,500                     571,330
Wilmington Trust Corp                                              7,700                     324,709
                                                                                   ------------------
                                                                                  896,039
                                                                                   ------------------
Finance - Commercial (0.63%)
CIT Group Inc                                                     17,800                     941,976
                                                                                   ------------------

Finance - Consumer Loans (0.12%)
Nelnet Inc                                                         7,700                     184,569
                                                                                   ------------------

Finance - Investment Banker & Broker (1.42%)
Bear Stearns Cos Inc/The                                          10,007                   1,504,552
Raymond James Financial Inc                                       20,500                     610,080
                                                                                   ------------------
                                                                                2,114,632
                                                                                   ------------------
Finance - Mortgage Loan/Banker (1.15%)
IndyMac Bancorp Inc (a)                                           45,267                   1,450,807
Thornburg Mortgage Inc (a)                                        10,100                     262,600
                                                                                   ------------------
                                                                                1,713,407
                                                                                   ------------------
Financial Guarantee Insurance (1.05%)
PMI Group Inc/The                                                 22,931                   1,036,940
Radian Group Inc (a)                                               9,500                     521,360
                                                                                   ------------------
                                                                                1,558,300

                                                                                   ------------------
Food - Canned (0.26%)
Del Monte Foods Co                                                34,100                     391,468
                                                                                   ------------------

Food - Meat Products (1.57%)
Smithfield Foods Inc (b)                                          42,600                   1,275,870
Tyson Foods Inc (a)                                               54,600                   1,059,786
                                                                                   ------------------
                                                                                2,335,656
                                                                                   ------------------
Food - Miscellaneous/Diversified (1.96%)
ConAgra Foods Inc                                                 40,500                   1,008,855
Corn Products International Inc                                   13,400                     476,906
HJ Heinz Co                                                       17,300                     815,176
McCormick & Co Inc/MD                                             15,800                     608,616
                                                                                   ------------------
                                                                                2,909,553
                                                                                   ------------------
Food - Retail (0.75%)
Kroger Co/The                                                     39,700                   1,121,525
                                                                                   ------------------

Food - Wholesale & Distribution (0.42%)
Supervalu Inc                                                     15,900                     621,213
                                                                                   ------------------


Gas - Distribution (2.58%)
AGL Resources Inc                                                 25,000                   1,068,000
Atmos Energy Corp                                                 49,300                   1,542,104
Sempra Energy                                                     12,500                     762,625
Southwest Gas Corp                                                 1,900                      73,853
UGI Corp                                                          14,500                     387,295
                                                                                   ------------------
                                                                                3,833,877
                                                                                   ------------------
Human Resources (0.29%)
Manpower Inc                                                       5,800                     427,866
                                                                                   ------------------

Independent Power Producer (1.80%)
Mirant Corp (b)                                                   40,261                   1,628,960
NRG Energy Inc (a)(b)                                             14,472                   1,042,563
                                                                                   ------------------
                                                                                2,671,523
                                                                                   ------------------
Industrial Gases (0.76%)
Air Products & Chemicals Inc                                      15,400                   1,137,906
                                                                                   ------------------

Internet Application Software (0.11%)
RealNetworks Inc (a)(b)                                           21,800                     171,130
                                                                                   ------------------

Internet Security (0.32%)
Check Point Software Technologies (a)(b)                          21,632                     481,961
                                                                                   ------------------

Investment Management & Advisory Services (0.72%)
Ameriprise Financial Inc                                          18,700                   1,068,518
                                                                                   ------------------

Leisure & Recreation Products (0.46%)
Brunswick Corp/DE                                                 21,500                     684,775
                                                                                   ------------------

Life & Health Insurance (2.42%)
Cigna Corp                                                        10,100                   1,440,866
Nationwide Financial Services                                     12,900                     694,794
Protective Life Corp                                              13,600                     598,944
Reinsurance Group of America Inc                                   6,500                     375,180
Stancorp Financial Group Inc                                       9,900                     486,783
                                                                                   ------------------
                                                                                3,596,567
                                                                                   ------------------
Machinery - Construction & Mining (1.10%)
Joy Global Inc                                                     7,883                     338,181
Terex Corp (b)                                                    18,140                   1,301,726
                                                                                   ------------------
                                                                                1,639,907
                                                                                   ------------------
Medical - Biomedical/Gene (0.04%)
Bio-Rad Laboratories Inc (a)(b)                                      800                      55,872
                                                                                   ------------------

Medical - Drugs (0.22%)
Shire PLC ADR                                                      5,323                     329,494
                                                                                   ------------------

Medical - Generic Drugs (0.29%)
Watson Pharmaceuticals Inc (b)                                    16,600                     438,738
                                                                                   ------------------

Medical - HMO (1.00%)
Aetna Inc                                                         15,626                     684,263
AMERIGROUP Corp (a)(b)                                             3,600                     109,440
Coventry Health Care Inc (b)                                       8,485                     475,584
Health Net Inc (b)                                                 4,000                     215,240
                                                                                   ------------------
                                                                                1,484,527
                                                                                   ------------------

Medical - Hospitals (1.15%)
LifePoint Hospitals Inc (b)                                       29,954                   1,144,842
Universal Health Services Inc                                      9,900                     566,874
                                                                                   ------------------
                                                                                1,711,716
                                                                                   ------------------
Metal - Diversified (0.76%)
Freeport-McMoRan Copper & Gold Inc                                17,200                   1,138,468
                                                                                   ------------------

Metal - Iron (0.94%)
Cleveland-Cliffs Inc (a)                                          21,800                   1,395,418
                                                                                   ------------------

Metal Processors & Fabrication (0.27%)
Timken Co (a)                                                     13,500                     409,185
                                                                                   ------------------

Motion Pictures & Services (0.18%)
DreamWorks Animation SKG Inc (a)(b)                                9,000                     275,220
                                                                                   ------------------

Motorcycle/Motor Scooter (0.48%)
Harley-Davidson Inc                                               12,104                     711,110
                                                                                   ------------------

Multi-Line Insurance (1.62%)
Assurant Inc                                                      15,400                     825,902
CNA Financial Corp (a)                                             9,500                     409,355
HCC Insurance Holdings Inc                                        16,800                     517,440
Old Republic International Corp                                   29,600                     654,752
                                                                                   ------------------
                                                                                2,407,449
                                                                                   ------------------
Non-Hazardous Waste Disposal (0.27%)
Republic Services Inc                                             14,550                     404,781
                                                                                   ------------------

Oil - Field Services (0.75%)
Oceaneering International Inc (b)                                 12,300                     518,076
Oil States International Inc (a)(b)                                5,600                     179,704
Tidewater Inc                                                      7,100                     415,918
                                                                                   ------------------
                                                                                1,113,698
                                                                                   ------------------
Oil & Gas Drilling (0.60%)
Noble Corp (a)                                                    11,300                     889,084
                                                                                   ------------------

Oil Company - Exploration & Production (2.07%)
Canadian Natural Resources Ltd                                     6,984                     385,447
Denbury Resources Inc (b)                                         17,357                     517,065
Newfield Exploration Co (b)                                       19,000                     792,490
Quicksilver Resources Inc (a)(b)                                  12,195                     484,995
Southwestern Energy Co (a)(b)                                      8,727                     357,632
Talisman Energy Inc                                               20,719                     363,826
XTO Energy Inc                                                     3,349                     183,559
                                                                                   ------------------
                                                                                3,085,014
                                                                                   ------------------
Oil Refining & Marketing (1.57%)
Alon USA Energy Inc                                                7,000                     253,400
Frontier Oil Corp                                                 23,500                     767,040
Sunoco Inc                                                        10,020                     705,809
Tesoro Corp                                                        6,100                     612,623
Western Refining Inc                                                 100                       3,902
                                                                                   ------------------
                                                                                2,342,774
                                                                                   ------------------
Paper & Related Products (0.87%)
MeadWestvaco Corp                                                 26,400                     814,176
Smurfit-Stone Container Corp (b)                                  42,800                     481,928
                                                                                   ------------------
                                                                                1,296,104
                                                                                   ------------------

Pharmacy Services (0.23%)
Omnicare Inc (a)                                                   8,635                     343,414
                                                                                   ------------------

Pipelines (1.01%)
National Fuel Gas Co                                              30,557                   1,321,896
Williams Cos Inc                                                   6,260                     178,159
                                                                                   ------------------
                                                                                1,500,055
                                                                                   ------------------
Printing - Commercial (0.57%)
RR Donnelley & Sons Co                                            23,300                     852,547
                                                                                   ------------------

Property & Casualty Insurance (2.17%)
Fidelity National Financial Inc                                   59,200                   1,421,392
First American Corp                                               10,900                     552,848
Markel Corp (b)                                                      500                     242,415
WR Berkley Corp                                                   20,700                     685,584
Zenith National Insurance Corp (a)                                 6,800                     321,436
                                                                                   ------------------
                                                                                3,223,675
                                                                                   ------------------
Publishing - Books (0.12%)
Scholastic Corp (b)                                                5,600                     174,160
                                                                                   ------------------

Publishing - Newspapers (1.22%)
Gannett Co Inc                                                    20,000                   1,125,800
McClatchy Co                                                       9,900                     312,939
Washington Post Co/The                                               500                     381,750
                                                                                   ------------------
                                                                                1,820,489
                                                                                   ------------------
Racetracks (0.18%)
International Speedway Corp (a)                                    5,200                     268,840
                                                                                   ------------------

Reinsurance (0.85%)
Endurance Specialty Holdings Ltd                                  35,344                   1,263,195
                                                                                   ------------------

REITS - Apartments (1.20%)
Apartment Investment & Management Co                               6,300                     363,447
AvalonBay Communities Inc                                            800                     104,000
Camden Property Trust                                             10,200                     717,162
Essex Property Trust Inc                                           4,700                     608,556
                                                                                   ------------------
                                                                                1,793,165
                                                                                   ------------------
REITS - Diversified (3.09%)
Colonial Properties Trust (a)                                     37,972                   1,734,181
Duke Realty Corp (a)                                              14,000                     608,580
iStar Financial Inc                                               32,789                   1,535,509
Liberty Property Trust                                            14,800                     721,056
                                                                                   ------------------
                                                                                4,599,326
                                                                                   ------------------
REITS - Healthcare (1.15%)
Health Care REIT Inc (a)                                           9,800                     430,220
Ventas Inc                                                        30,400                   1,280,752
                                                                                   ------------------
                                                                                1,710,972
                                                                                   ------------------
REITS - Hotels (0.70%)
DiamondRock Hospitality Co                                        11,800                     224,200
FelCor Lodging Trust Inc                                           1,000                      25,970
Hospitality Properties Trust                                      16,800                     786,240
                                                                                   ------------------
                                                                                1,036,410
                                                                                   ------------------
REITS - Mortgage (0.48%)
Annaly Capital Management Inc                                     46,300                     716,724
                                                                                   ------------------


REITS - Office Property (0.79%)
Brandywine Realty Trust                                            7,700                     257,257
HRPT Properties Trust (a)                                         37,300                     458,790
Mack-Cali Realty Corp                                              9,600                     457,248
                                                                                   ------------------
                                                                                1,173,295
                                                                                   ------------------
REITS - Regional Malls (0.35%)
Taubman Centers Inc                                                9,000                     521,910
                                                                                   ------------------

REITS - Shopping Centers (1.65%)
Developers Diversified Realty Corp (a)                            20,521                   1,290,771
Kimco Realty Corp                                                 13,600                     662,864
Regency Centers Corp                                               6,000                     501,300
                                                                                   ------------------
                                                                                2,454,935
                                                                                   ------------------
REITS - Single Tenant (0.04%)
National Retail Properties Inc (a)                                 2,200                      53,218
                                                                                   ------------------

REITS - Warehouse & Industrial (1.05%)
EastGroup Properties Inc                                           3,700                     188,811
First Industrial Realty Trust Inc                                 30,330                   1,373,949
                                                                                   ------------------
                                                                                1,562,760
                                                                                   ------------------
Rental - Auto & Equipment (0.72%)
Rent-A-Center Inc/TX (a)(b)                                        7,300                     204,254
United Rentals Inc (a)(b)                                         31,332                     861,630
                                                                                   ------------------
                                                                                1,065,884
                                                                                   ------------------
Retail - Apparel & Shoe (0.14%)
AnnTaylor Stores Corp (b)                                          5,400                     209,412
                                                                                   ------------------

Retail - Auto Parts (0.34%)
Advance Auto Parts Inc                                            13,301                     512,753
                                                                                   ------------------

Retail - Automobile (0.09%)
Group 1 Automotive Inc (a)                                         3,200                     127,264
                                                                                   ------------------

Retail - Consumer Electronics (0.54%)
Circuit City Stores Inc                                           43,200                     800,496
                                                                                   ------------------

Retail - Discount (1.05%)
Dollar Tree Stores Inc (b)                                        16,000                     611,840
Family Dollar Stores Inc                                           9,200                     272,504
TJX Cos Inc                                                       25,139                     677,747
                                                                                   ------------------
                                                                                1,562,091
                                                                                   ------------------
Retail - Restaurants (0.15%)
CEC Entertainment Inc (b)                                          5,300                     220,162
                                                                                   ------------------

Savings & Loans - Thrifts (0.47%)
FirstFed Financial Corp (a)(b)                                     3,900                     221,637
Hudson City Bancorp Inc (a)                                       35,119                     480,428
                                                                                   ------------------
                                                                                  702,065
                                                                                   ------------------
Semiconductor Component - Integrated Circuits (0.23%)
Atmel Corp (b)                                                    69,200                     348,076
                                                                                   ------------------

Semiconductor Equipment (0.27%)
Teradyne Inc (a)(b)                                               24,100                     398,614
                                                                                   ------------------


Steel - Producers (1.47%)
United States Steel Corp (a)                                      22,100                   2,191,657
                                                                                   ------------------

Telecommunication Equipment (1.10%)
Arris Group Inc (a)(b)                                            67,064                     944,261
Avaya Inc (b)                                                     58,400                     689,704
                                                                                   ------------------
                                                                                1,633,965
                                                                                   ------------------
Telecommunication Services (0.59%)
Embarq Corp                                                       15,600                     879,060
                                                                                   ------------------

Toys (1.09%)
Hasbro Inc                                                        21,500                     615,330
Mattel Inc                                                        36,700                   1,011,819
                                                                                   ------------------
                                                                                1,627,149
                                                                                   ------------------
Transport - Marine (1.13%)
Frontline Ltd (a)                                                 11,440                     406,120
Ship Finance International Ltd (a)                                46,679                   1,280,397
                                                                                   ------------------
                                                                                1,686,517
                                                                                   ------------------
Transport - Services (0.39%)
Ryder System Inc                                                  11,800                     582,212
                                                                                   ------------------

Vitamins & Nutrition Products (0.62%)
NBTY Inc (b)                                                      17,364                     920,987
                                                                                   ------------------
TOTAL COMMON STOCKS                                                             $        146,153,420
                                                                                   ------------------
                                                               Principal
                                                                Amount                    Value
                                                           -------------- -------- ------------------
MONEY MARKET FUNDS (23.22%)
Money Center Banks (23.22%)
BNY Institutional Cash Reserve Fund (c)                       34,556,616                  34,556,616
                                                                                   ------------------
TOTAL MONEY MARKET FUNDS                                                        $         34,556,616
                                                                                   ------------------
Total Investments                                                               $        180,710,036
Liabilities in Excess of Other Assets, Net - (21.43)%                                   (31,892,212)
                                                                                   ------------------
TOTAL NET ASSETS - 100.00%                                                      $        148,817,824
                                                                                   ==================
                                                                                   ------------------

                                                                                   ==================

     (a) Security or a portion of the security was on loan at the end of the period.

     (b)  Non-Income Producing Security

     (c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $         17,540,528
Unrealized Depreciation                                (4,431,872)
                                                 ------------------
Net Unrealized Appreciation (Depreciation)              13,108,656
Cost for federal income tax purposes                   167,601,380


Portfolio Summary (unaudited)
------------------------------------------------ ------------------
Sector                                                     Percent
------------------------------------------------ ------------------
Financial                                                   48.71%
Utilities                                                   12.94%
Consumer, Cyclical                                          12.62%
Consumer, Non-cyclical                                      12.32%
Industrial                                                  10.17%
Basic Materials                                              8.81%
Energy                                                       6.52%
Communications                                               4.62%
Technology                                                   4.31%
Diversified                                                  0.41%
Liabilities in Excess of Other Assets, Net               (-21.43%)
                                                 ------------------
TOTAL NET ASSETS                                           100.00%
                                                 ==================





Schedule of Investments
March 31, 2007 (unaudited)
Money Market Account
                                                                   Principal
                                                                    Amount                       Value
                                                               ------------------ -------- ------------------
COMMERCIAL PAPER (91.13%)
Asset Backed Securities (5.79%)
CAFCO
5.23%, 4/13/2007                                                      1,000,000        $            998,257
5.25%, 4/17/2007                                                       1,690,000                   1,686,057
5.24%, 4/25/2007                                                         880,000                     876,926
5.25%, 4/25/2007                                                         800,000                     797,200
5.25%, 5/ 4/2007                                                         900,000                     895,669
FCAR Owner Trust I
5.25%, 4/16/2007                                                       1,000,000                     997,812
5.26%, 5/17/2007                                                       1,100,000                   1,092,607
5.21%, 6/18/2007                                                       1,000,000                     988,712
5.21%, 6/20/2007                                                       1,000,000                     988,333
Windmill Funding
5.25%, 4/ 9/2007                                                       1,000,000                     998,833
5.25%, 5/16/2007                                                       1,000,000                     993,437
5.23%, 5/18/2007                                                       1,050,000                   1,042,831
                                                                                           ------------------
                                                                                       12,356,674
                                                                                           ------------------
Auto - Car & Light Trucks (0.47%)
BMW US Capital Corp
5.40%, 4/ 2/2007                                                       1,000,000                     999,850
                                                                                           ------------------

Beverages - Non-alcoholic (0.50%)
Concentrate Mfg Co Ireland
5.33%, 4/ 3/2007                                                       1,070,000                   1,069,683
                                                                                           ------------------

Chemicals - Diversified (2.60%)
BASF AG
5.23%, 4/ 4/2007                                                       1,000,000                     999,564
5.24%, 4/10/2007                                                         700,000                     699,083
5.22%, 5/11/2007                                                       1,000,000                     994,200
5.24%, 5/21/2007                                                         900,000                     893,456
5.19%, 6/14/2007                                                       1,000,000                     989,332
5.20%, 7/16/2007                                                       1,000,000                     984,689
                                                                                           ------------------
                                                                                        5,560,324
                                                                                           ------------------
Commercial Banks (9.44%)
Caylon North America
5.23%, 5/16/2007                                                       1,000,000                     993,462
5.225%, 5/23/2007                                                      1,000,000                     992,453
Nordea North America
5.23%, 4/ 5/2007                                                         800,000                     799,535
5.225%, 5/22/2007                                                      1,400,000                   1,389,637
5.24%, 6/ 7/2007                                                       1,000,000                     990,248
Skandinaviska Enskilda Banken
5.22%, 6/ 6/2007                                                       1,000,000                     990,430
5.19%, 8/20/2007                                                       1,000,000                     979,673

Commercial Banks
Societe Generale North America Inc
5.22%, 5/ 8/2007                                                       1,000,000                     994,635
5.25%, 5/ 8/2007                                                       1,000,000                     994,604
5.22%, 6/20/2007                                                       1,100,000                   1,087,240
5.20%, 8/15/2007                                                         800,000                     784,284
Svenska Handelsbanken
5.23%, 4/ 4/2007                                                       1,100,000                   1,099,521
5.23%, 4/10/2007                                                       1,000,000                     998,692
5.24%, 4/10/2007                                                       1,000,000                     998,690
5.235% to 5.24%, 5/ 2/2007                                             1,650,000                   1,642,559
Westpac Banking Corp
5.23%, 4/ 9/2007                                                       1,645,000                   1,643,088
5.225%, 6/13/2007                                                      1,000,000                     989,405
5.16%, 7/ 9/2007                                                       1,000,000                     985,810
5.20%, 8/ 1/2007                                                         820,000                     805,550
                                                                                           ------------------
                                                                                       20,159,516
                                                                                           ------------------
Distribution & Wholesale (0.47%)
Louis Dreyfus
5.26%, 4/ 5/2007                                                       1,000,000                     999,416
                                                                                           ------------------

Diversified Financial Services (1.97%)
Amstel Funding
5.27%, 4/16/2007                                                       1,010,000                   1,007,782
5.20%, 4/17/2007                                                       1,000,000                     997,689
5.26%, 4/20/2007                                                       1,219,000                   1,215,616
General Electric Capital
5.23%, 4/24/2007                                                       1,000,000                     996,659
                                                                                           ------------------
                                                                                        4,217,746
                                                                                           ------------------
Diversified Manufacturing Operations (0.98%)
Dover Corp
5.25%, 4/ 3/2007                                                       1,100,000                   1,099,679
General Electric
5.21%, 6/25/2007                                                       1,000,000                     987,699
                                                                                           ------------------
                                                                                        2,087,378
                                                                                           ------------------
Finance - Auto Loans (1.11%)
Paccar Financial
5.22%, 5/29/2007                                                         710,000                     704,029
Toyota Motor Credit
5.21%, 4/26/2007                                                       1,000,000                     996,382
5.23%, 4/30/2007                                                         685,000                     682,114
                                                                                           ------------------
                                                                                        2,382,525
                                                                                           ------------------
Finance - Commercial (2.50%)
Caterpillar Financial Services Corp
5.23%, 6/ 6/2007                                                       1,100,000                   1,089,453
CIT Group
5.19%, 4/10/2007                                                         900,000                     898,832
5.25%, 4/19/2007                                                       1,145,000                   1,141,994
5.23%, 5/ 9/2007                                                       1,000,000                     994,480
5.22%, 7/11/2007                                                       1,230,000                   1,211,987
                                                                                           ------------------
                                                                                        5,336,746
                                                                                           ------------------
Finance - Consumer Loans (5.04%)
American General Finance
5.25%, 4/18/2007                                                       1,000,000                     997,521
HSBC Finance
5.24%, 4/24/2007                                                       1,000,000                     996,652
5.23%, 5/22/2007                                                       1,500,000                   1,488,886
5.23%, 5/24/2007                                                         825,000                     818,648
Finance - Consumer Loans
HSBC Finance (continued)
5.21%, 5/31/2007                                                         875,000                     867,402
5.23%, 6/26/2007                                                         900,000                     888,756
John Deere Bank S.A.
5.24%, 4/17/2007                                                       1,000,000                     997,671
John Deere Capital Corp
5.26%, 5/10/2007                                                       1,035,000                   1,029,102
5.22%, 5/11/2007                                                         900,000                     894,780
5.22%, 6/ 5/2007                                                       1,000,000                     990,575
5.19%, 8/10/2007                                                         800,000                     784,891
                                                                                           ------------------
                                                                                       10,754,884
                                                                                           ------------------
Finance - Investment Banker & Broker (8.46%)
Bear Stearns
5.22%, 4/19/2007                                                         800,000                     797,912
5.24%, 5/25/2007                                                       1,100,000                   1,091,354
5.23%, 6/22/2007                                                       1,360,000                   1,343,799
Citigroup Funding
5.25%, 5/ 2/2007                                                         900,000                     895,935
5.24%, 5/10/2007                                                       1,000,000                     994,323
5.25%, 5/29/2007                                                       1,000,000                     991,550
5.23%, 6/ 8/2007                                                       1,000,000                     990,121
Goldman Sachs Group
5.23%, 5/16/2007                                                         850,000                     844,443
5.22%, 5/18/2007                                                       1,000,000                     993,185
ING U.S. Funding
5.23%, 5/16/2007                                                         900,000                     894,116
5.23%, 5/23/2007                                                       1,000,000                     992,445
5.24%, 5/23/2007                                                       1,000,000                     992,431
JP Morgan Chase
5.24%, 4/11/2007                                                         900,000                     898,690
5.25%, 4/24/2007                                                       1,000,000                     996,646
Merrill Lynch & Co Inc
5.23%, 5/15/2007                                                         775,000                     770,046
5.20%, 5/23/2007                                                         945,000                     937,902
Morgan Stanley
5.22%, 4/11/2007                                                         660,000                     659,043
5.23%, 4/20/2007                                                       1,100,000                   1,096,964
5.24%, 5/ 4/2007                                                         900,000                     895,677
                                                                                           ------------------
                                                                                       18,076,582
                                                                                           ------------------
Finance - Leasing Company (2.22%)
International Lease Finance
5.17%, 7/10/2007                                                         900,000                     887,075
River Fuel Funding
5.25%, 4/27/2007                                                       1,000,000                     996,208
5.25%, 4/30/2007                                                       1,000,000                     995,771
5.26%, 7/13/2007                                                       1,000,000                     984,951
5.15%, 7/30/2007                                                         900,000                     884,550
                                                                                           ------------------
                                                                                        4,748,555
                                                                                           ------------------
Finance - Other Services (8.23%)
CRC Funding
5.25%, 4/11/2007                                                         870,000                     868,731
5.25%, 5/ 3/2007                                                         900,000                     895,800
5.25%, 5/ 7/2007                                                       1,000,000                     994,750
5.28%, 5/15/2007                                                       1,000,000                     993,547
5.23%, 6/ 1/2007                                                       1,500,000                   1,486,707
Park Avenue Receivables Company
5.26%, 4/ 3/2007                                                         820,000                     819,760

Finance - Other Services
Park Avenue Receivables Company (continued)
5.27%, 4/18/2007                                                       1,130,000                   1,127,188
5.28%, 4/19/2007                                                         975,000                     972,426
5.25%, 5/ 7/2007                                                       1,100,000                   1,094,225
5.26%, 5/ 7/2007                                                       1,000,000                   1,094,214
Private Export Funding
5.21%, 4/ 5/2007                                                         900,000                     899,479
5.20%, 4/18/2007                                                       1,000,000                     997,544
5.20%, 5/ 3/2007                                                         800,000                     796,302
5.20%, 5/17/2007                                                       1,000,000                     993,356
5.20%, 6/19/2007                                                       1,000,000                     988,589
5.20%, 6/27/2007                                                         750,000                     740,575
5.19%, 8/ 1/2007                                                         900,000                     884,170
5.18%, 8/22/2007                                                         950,000                     930,453
                                                                                           ------------------
                                                                                       17,577,816
                                                                                           ------------------
Money Center Banks (8.23%)
Bank of America
5.32%, 4/ 3/2007                                                         600,000                     599,825
5.235%, 4/25/2007                                                        800,000                     797,208
5.22%, 5/30/2007                                                       1,100,000                   1,090,589
5.22%, 6/18/2007                                                       1,000,000                     988,690
5.22%, 6/29/2007                                                       1,100,000                   1,085,804
BNP Paribas Finance
5.26%, 4/11/2007                                                         641,000                     640,076
5.21%, 6/ 7/2007                                                       1,000,000                     990,304
5.21%, 6/22/2007                                                       1,000,000                     988,133
5.22%, 7/ 6/2007                                                       1,100,000                   1,084,688
HBOS Treasury Services
5.24%, 4/23/2007                                                       1,000,000                     996,798
5.24%, 5/11/2007                                                         960,000                     954,416
5.24%, 5/15/2007                                                       1,100,000                   1,092,955
5.24%, 6/14/2007                                                         930,000                     919,992
5.22%, 6/28/2007                                                       1,100,000                   1,085,964
UBS Finance Delaware LLC
5.20%, 4/ 2/2007                                                       1,300,000                   1,299,812
5.23%, 4/ 5/2007                                                       1,000,000                     999,419
5.24%, 5/14/2007                                                         700,000                     695,619
5.24%, 5/21/2007                                                       1,275,000                   1,265,721
                                                                                           ------------------
                                                                                       17,576,013
                                                                                           ------------------
Mortgage Banks (2.28%)
Northern Rock PLC
5.24%, 5/ 8/2007                                                       1,000,000                     994,615
5.24%, 5/ 9/2007                                                       1,000,000                     994,469
5.24%, 5/14/2007                                                       1,000,000                     993,741
5.24%, 5/15/2007                                                         900,000                     894,236
5.23%, 6/15/2007                                                       1,000,000                     989,104
                                                                                           ------------------
                                                                                        4,866,165

                                                                                           ------------------
Multi-line Insurance (0.47%)
Genworth Financial
5.25%, 4/13/2007                                                       1,000,000                     998,250
                                                                                           ------------------

Special Purpose Entity (25.86%)
Barclays U.S. Funding
5.25%, 4/16/2007                                                         900,000                     898,035
5.23%, 4/20/2007                                                         900,000                     897,516
5.24%, 5/ 7/2007                                                         800,000                     795,812
5.22%, 5/31/2007                                                         900,000                     892,170

Special Purpose Entity
Barclays U.S. Funding (continued)
5.23%, 6/13/2007                                                       1,000,000                     989,395
Charta LLC
5.23%, 4/12/2007                                                       1,100,000                   1,098,242
5.26%, 4/12/2007                                                       1,000,000                     998,393
5.23%, 5/22/2007                                                       1,000,000                     992,591
5.24%, 5/24/2007                                                         800,000                     793,828
Compass Securitization
5.27%, 4/12/2007                                                       1,000,000                     998,390
5.24%, 6/15/2007                                                       3,300,000                   3,264,009
Coop Association of Tractor Dealers
5.303%, 7/ 3/2007                                                      1,050,000                   1,035,868
Galaxy Funding
5.24%, 4/25/2007                                                       1,000,000                     996,507
5.24%, 4/30/2007                                                       1,000,000                     995,779
5.24%, 5/ 2/2007                                                         900,000                     895,939
5.24%, 5/18/2007                                                         900,000                     893,843
5.23%, 6/19/2007                                                       1,400,000                   1,383,932
Grampian Funding
5.23%, 4/23/2007                                                         670,000                     667,842
5.22%, 5/25/2007                                                         930,000                     922,718
5.19%, 6/11/2007                                                       1,060,000                   1,049,150
5.23%, 6/28/2007                                                       1,100,000                   1,085,951
5.21%, 7/16/2007                                                       1,000,000                     984,674
Klio Funding Corp.
5.29%, 4/26/2007                                                       1,100,000                   1,095,959
Prudential Funding Corp
5.24%, 4/19/2007                                                       1,675,000                   1,670,611
5.24%, 4/23/2007                                                       1,000,000                     996,798
5.24%, 4/24/2007                                                       1,000,000                     996,652
5.24%, 5/ 1/2007                                                       1,000,000                     995,633
5.24%, 5/ 8/2007                                                       1,000,000                     994,614
Ranger Funding
5.25%, 4/18/2007                                                       1,000,000                     997,521
5.25%, 4/23/2007                                                       1,000,000                     996,792
5.26%, 5/ 4/2007                                                       1,350,000                   1,343,491
5.26%, 5/24/2007                                                         900,000                     893,031
Ranger Funding Co LLC
5.27%, 5/ 9/2007                                                       1,100,000                   1,093,881
Scaldis Capital
5.25%, 4/ 9/2007                                                         475,000                     474,446
5.21%, 6/ 1/2007                                                         800,000                     792,938
5.17%, 7/ 9/2007                                                         900,000                     887,204
5.16%, 9/17/2007                                                       1,000,000                     975,777
Sheffield Receivables
5.26%, 5/25/2007                                                       1,000,000                     992,110
5.23%, 6/ 4/2007                                                       1,000,000                     990,711
Stanfield Victoria Funding
5.23%, 4/ 3/2007                                                       1,000,000                     999,709
5.25%, 4/11/2007                                                       1,000,000                     998,543
5.25%, 4/16/2007                                                       1,000,000                     997,812
5.24%, 5/14/2007                                                         900,000                     894,367
5.21%, 6/21/2007                                                       1,000,000                     988,277
Surrey Funding
5.265%, 5/ 3/2007                                                      1,880,000                   1,871,202
5.27%, 5/14/2007                                                       1,000,000                     993,705
Variable Funding Capital Corp LLC
5.25%, 4/ 9/2007                                                       1,000,000                     998,833

Special Purpose Entity
White Pine Finance
5.27%, 4/30/2007                                                       1,100,000                   1,095,335
Yorktown Capital
5.25%, 4/ 2/2007                                                       1,800,000                   1,799,737
5.25%, 4/ 5/2007                                                         875,000                     874,490
5.25%, 4/16/2007                                                       1,000,000                     997,813
5.24%, 5/ 1/2007                                                       1,000,000                     995,633
                                                                                           ------------------
                                                                                       55,224,209
                                                                                           ------------------
Supranational Bank (1.69%)
Corp Andina de Fomento
5.26%, 4/12/2007                                                         900,000                     898,554
5.26%, 4/13/2007                                                         630,000                     628,895
5.24%, 5/10/2007                                                       1,000,000                     994,323
5.24%, 6/12/2007                                                       1,100,000                   1,088,472
                                                                                           ------------------
                                                                                        3,610,244
                                                                                           ------------------
Telephone - Integrated (2.82%)
AT&T Inc
5.24%, 4/26/2007                                                       1,100,000                   1,095,997
Telstra Corp
5.25%, 4/ 4/2007                                                       1,000,000                     999,563
5.26%, 4/ 4/2007                                                         940,000                     939,588
5.26%, 4/27/2007                                                       2,000,000                   1,992,402
5.25%, 5/ 4/2007                                                       1,000,000                     995,187
                                                                                           ------------------
                                                                                        6,022,737
                                                                                           ------------------
TOTAL COMMERCIAL PAPER                                                                  $        194,625,313
                                                                                           ------------------
CERTIFICATE OF DEPOSIT (0.23%)
Commercial Banks (0.23%)
Toronto Dominion Bank
5.30%, 4/13/2007                                                         500,000                     499,992
                                                                                           ------------------
TOTAL CERTIFICATE OF DEPOSIT                                                            $            499,992
                                                                                           ------------------
BONDS (6.66%)
Asset Backed Securities (0.27%)
CNH Equipment Trust
5.28%, 12/17/2007                                                        570,000                     570,000
                                                                                           ------------------

Auto - Car & Light Trucks (0.37%)
BMW US Capital LLC
5.30%, 4/ 5/2007 (a)(b)                                                  800,000                     800,000
                                                                                           ------------------

Automobile Sequential (2.31%)
AmeriCredit Automobile Receivables Trust
5.35%, 4/ 6/2007                                                           2,894                       2,894
5.31%, 7/ 6/2007                                                         626,025                     626,025
Capital Auto Receivables Asset Trust
5.34%, 5/15/2007                                                         279,702                     279,702
Capital One Auto Finance Trust
5.32%, 8/15/2007                                                       1,388,530                   1,388,530
Carmax Auto Owner Trust
5.31%, 8/15/2007                                                         397,365                     397,365
CPS Auto Trust
5.39%, 5/15/2007 (a)(b)                                                  180,947                     180,947
Honda Auto Receivables Owner Trust
5.43%, 4/23/2007                                                          45,531                      45,531
Household Automotive Trust
5.33%, 8/17/2007                                                         628,320                     628,320
JPMorgan Auto Receivables Trust
5.39%, 4/16/2007 (b)                                                      32,500                      32,500
Automobile Sequential
Long Beach Auto Receivables Trust
5.33%, 4/15/2008                                                         800,000                     800,000
Nissan Auto Lease Trust
5.35%, 6/15/2007                                                         250,529                     250,529
Triad Auto Receivables Owner Trust
5.34%, 6/12/2007                                                         113,273                     113,273
Volkswagen Auto Lease Trust
5.52%, 8/20/2007                                                         190,826                     190,826
                                                                                           ------------------
                                                                                        4,936,442
                                                                                           ------------------
Commercial Banks (1.12%)
Branch Banking & Trust Co/Wilson NC
5.42%, 6/ 4/2007 (a)                                                     600,000                     600,076
Canadian Imperial Bank of Commerce
5.42%, 4/27/2007 (a)                                                     500,000                     500,019
Skandinaviska Enskilda Banken AB
5.32%, 6/22/2007 (b)                                                     800,000                     800,000
Suntrust Bank
5.29%, 4/30/2007 (a)                                                     500,000                     500,004
                                                                                           ------------------
                                                                                        2,400,099
                                                                                           ------------------
Fiduciary Banks (0.33%)
Bank of New York Co Inc/The
5.20%, 7/ 1/2007                                                         710,000                     709,508
                                                                                           ------------------

Finance - Commercial (0.38%)
CIT Group Inc
5.43%, 5/24/2007                                                         800,000                     800,261
                                                                                           ------------------

Finance - Investment Banker & Broker (0.80%)
Citigroup Global Markets Holdings Inc
5.61%, 5/ 1/2007 (a)                                                     500,000                     500,132
JPMorgan Chase & Co
5.29%, 5/ 2/2008 (a)                                                     500,000                     500,000
Merrill Lynch & Co Inc
5.32%, 6/27/2007                                                         700,000                     700,000
                                                                                           ------------------
                                                                                        1,700,132
                                                                                           ------------------
Publishing - Newspapers (0.33%)
Gannett Co Inc
5.50%, 4/ 1/2007                                                         700,000                     700,000
                                                                                           ------------------

Special Purpose Entity (0.75%)
Allstate Life Global Funding Trusts
5.30%, 4/ 4/2007 (a)                                                     700,000                     700,000
American Self Storage Corp
5.35%, 5/ 1/2046                                                         500,000                     500,000
South Central Communications
5.35%, 4/ 1/2018                                                         400,000                     400,000
                                                                                           ------------------
                                                                                        1,600,000
                                                                                           ------------------
TOTAL BONDS                                                                             $         14,216,442
                                                                                           ------------------
TAX-EXEMPT BONDS (2.30%)
California (1.11%)
California Statewide Communities Development  Fannie Mae
5.42%, 12/15/2036                                                        750,000                     750,000
County of Sacramento CA  Bayerische Landesbank
5.35%, 7/ 1/2022                                                         705,000                     705,000
Oakland-Alameda County Coliseum Authority  Wachovia Bank
5.30%, 2/ 1/2011                                                         400,000                     400,000

California
San Jose Redevelopment Agency/CA  JP Morgan Chase
5.32%, 8/ 1/2028                                                         525,000                     525,000
                                                                                           ------------------
                                                                                        2,380,000
                                                                                           ------------------
Colorado (0.19%)
Sheridan Redevelopment Agency Citibank NA
5.32%, 12/ 1/2029                                                        400,000                     400,000
                                                                                           ------------------

Michigan (0.18%)
Michigan State Housing Development Authority  FSA
5.30%, 6/ 1/2034 (a)                                                     390,000                     390,000
                                                                                           ------------------

New York (0.34%)
New York State Housing Finance Agency  Fannie Mae
5.31%, 5/15/2033 (a)                                                     720,000                     720,000
                                                                                           ------------------

Washington (0.48%)
Washington State Housing Finance Commission  Bank of America
5.35%, 7/ 1/2030                                                         645,000                     645,000
Washington State Housing Finance Commission  Fannie Mae
5.37%, 5/15/2033                                                         380,000                     380,000
                                                                                           ------------------
                                                                                        1,025,000
                                                                                           ------------------
TOTAL TAX-EXEMPT BONDS                                                                  $          4,915,000
                                                                                           ------------------
Total Investments                                                                       $        214,256,747
Liabilities in Excess of Other Assets, Net - (0.32)%                                               (681,479)
                                                                                           ------------------
TOTAL NET ASSETS - 100.00%                                                              $        213,575,268
                                                                                           ==================
                                                                                           ------------------

                                                                                           ==================

     (a)  Variable Rate

     (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,813,447 or 0.85% of net assets.



Portfolio Summary (unaudited)
----------------------------------------------- ------------------
Sector                                                    Percent
----------------------------------------------- ------------------
Financial                                                  81.11%
Asset Backed Securities                                     8.36%
Communications                                              3.15%
Basic Materials                                             2.60%
Government                                                  2.06%
Consumer, Cyclical                                          1.31%
Industrial                                                  0.98%
Consumer, Non-cyclical                                      0.50%
Revenue                                                     0.25%
Liabilities in Excess of Other Assets, Net               (-0.32%)
                                                ------------------
TOTAL NET ASSETS                                          100.00%
                                                ==================


Schedule of Investments
March 31, 2007 (unaudited)
Mortgage Securities Account
                                                                                    Principal
                                                                                     Amount                       Value
                                                                                    ------------------ -------- ------------------
BONDS (23.99%)
Finance - Mortgage Loan/Banker (9.71%)
Fannie Mae
8.70%, 12/25/2019                                                                $             24,522        $             26,448
6.00%, 2/ 3/2020                                                                            2,000,000                   1,984,142
8.00%, 4/25/2022                                                                              439,499                     449,193
5.00%, 2/25/2027                                                                            2,718,434                     133,045
5.50%, 2/25/2032                                                                            2,635,000                   2,640,389
7.00%, 4/25/2032                                                                            1,592,769                   1,657,305
Fannie Mae Grantor Trust
7.30%, 5/25/2010                                                                            3,000,000                   3,207,937
Federal Home Loan Bank System
6.50%, 8/14/2009                                                                            2,500,000                   2,591,015
7.38%, 2/12/2010                                                                            3,000,000                   3,200,700
4.50%, 9/16/2013 (a)                                                                        2,000,000                   1,955,704
Freddie Mac
6.50%, 5/15/2030                                                                            2,036,392                   2,041,584
5.50%, 10/15/2031                                                                           2,000,000                   2,001,111
4.50%, 5/15/2032                                                                            1,142,748                   1,124,264
5.50%, 1/15/2033                                                                            1,381,750                   1,380,156
Vendee Mortgage Trust
7.50%, 11/15/2014                                                                             587,655                     586,721
                                                                                                                ------------------
                                                                                                            24,979,714
                                                                                                                ------------------
Mortgage Backed Securities (13.50%)
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033                                                                            3,500,000                   3,459,486
5.50%, 5/25/2034                                                                            1,205,628                   1,188,911
Chase Mortgage Finance Corp
6.00%, 5/25/2035                                                                            2,365,000                   2,393,001
Countrywide Alternative Loan Trust
4.00%, 8/25/2033                                                                              663,424                     651,454
Countrywide Home Loan Mortgage Pass Through Certificates
5.00%, 11/25/2018                                                                           2,456,032                   2,408,478
5.25%, 5/25/2034                                                                            4,000,000                   3,941,613
5.75%, 12/25/2035                                                                           3,546,956                   3,532,617
CS First Boston Mortgage Securities Corp
5.75%, 4/25/2033                                                                            1,959,677                   1,942,469
4.50%, 6/25/2033                                                                            1,612,818                   1,594,933
GSR Mortgage Loan Trust
5.00%, 5/25/2033                                                                            1,216,756                   1,207,599
6.00%, 2/25/2035                                                                            2,395,729                   2,410,834
Prime Mortgage Trust
4.75%, 11/25/2019                                                                           2,451,965                   2,378,789
4.75%, 10/25/2020                                                                           2,494,819                   2,461,737
Residential Funding Mortgage Securities
5.50%, 12/25/2033                                                                           3,000,000                   2,945,001

Mortgage Backed Securities
Structured Asset Securities Corp
5.00%, 5/25/2035                                                                            2,310,081                   2,215,513
                                                                                                                ------------------
                                                                                                            34,732,435
                                                                                                                ------------------
Regional Agencies (0.78%)
US Department of Housing and Urban Development
6.16%, 8/ 1/2011                                                                            2,000,000                   2,023,090
                                                                                                                ------------------
TOTAL BONDS                                                                                                  $         61,735,239
                                                                                                                ------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (75.50%)
Federal Home Loan Mortgage Corporation (FHLMC) (34.08%)
7.00%, 4/ 1/2008                                                                                  397                         398
7.00%, 5/ 1/2008                                                                                4,679                       4,713
5.50%, 12/ 1/2008                                                                              39,878                      39,752
7.00%, 10/ 1/2010                                                                               1,267                       1,273
7.00%, 11/ 1/2012                                                                              17,917                      18,471
6.00%, 1/ 1/2013                                                                              131,246                     133,150
7.00%, 1/ 1/2013                                                                               34,588                      35,636
8.75%, 1/ 1/2013                                                                                4,123                       4,165
6.50%, 11/ 1/2016                                                                             229,107                     234,815
6.00%, 4/ 1/2017                                                                              977,539                     994,996
6.00%, 5/ 1/2017                                                                              531,225                     540,759
4.50%, 4/ 1/2018                                                                            1,038,807                   1,008,466
5.00%, 4/ 1/2018                                                                            1,390,837                   1,375,753
4.00%, 8/ 1/2018                                                                            2,594,130                   2,455,610
5.50%, 11/ 1/2018                                                                           1,290,403                   1,295,954
4.50%, 1/ 1/2019                                                                            2,665,800                   2,587,936
4.50%, 7/ 1/2019                                                                            2,790,712                   2,705,286
5.50%, 7/ 1/2019                                                                            1,541,302                   1,546,374
6.50%, 12/ 1/2021                                                                             431,409                     445,314
6.50%, 4/ 1/2022                                                                              493,805                     509,611
6.50%, 5/ 1/2022                                                                              359,047                     369,987
6.50%, 5/ 1/2023                                                                               56,031                      57,390
5.50%, 6/ 1/2024                                                                            1,938,948                   1,932,271
6.50%, 1/ 1/2028                                                                               32,285                      33,303
7.00%, 1/ 1/2028                                                                              342,328                     356,911
6.50%, 3/ 1/2029                                                                               60,482                      62,386
6.50%, 4/ 1/2029                                                                              706,453                     734,475
8.50%, 7/ 1/2029                                                                               62,493                      67,132
8.00%, 12/ 1/2030                                                                              28,510                      30,010
7.50%, 2/ 1/2031                                                                               73,770                      77,296
6.00%, 5/ 1/2031                                                                              235,948                     239,302
7.00%, 6/ 1/2031                                                                               70,349                      73,079
6.50%, 10/ 1/2031                                                                             155,442                     160,044
7.00%, 10/ 1/2031                                                                              79,961                      83,065
6.50%, 1/ 1/2032                                                                              420,001                     432,479
7.00%, 4/ 1/2032                                                                              691,957                     717,997
6.00%, 9/ 1/2032                                                                              368,732                     373,614
5.50%, 11/ 1/2032                                                                           1,386,724                   1,375,490
5.00%, 2/ 1/2033                                                                            1,767,658                   1,713,490
5.50%, 4/ 1/2033                                                                            2,627,355                   2,606,098
5.00%, 6/ 1/2033                                                                            1,753,119                   1,699,793
4.50%, 8/ 1/2033                                                                            1,668,527                   1,573,021
5.00%, 8/ 1/2033                                                                            5,561,240                   5,389,466
5.50%, 8/ 1/2033                                                                            2,193,989                   2,178,957
6.00%, 11/ 1/2033                                                                           2,022,739                   2,052,055
5.50%, 12/ 1/2033                                                                           2,663,363                   2,641,654
6.00%, 12/ 1/2033                                                                           1,266,292                   1,284,170
5.50%, 1/ 1/2034                                                                            5,078,451                   5,033,607
5.00%, 5/ 1/2034                                                                            3,510,443                   3,399,068

Federal Home Loan Mortgage Corporation (FHLMC)
6.00%, 5/ 1/2034                                                                            1,527,705                   1,544,019
5.50%, 11/ 1/2034                                                                           2,592,274                   2,569,384
5.00%, 5/ 1/2035                                                                            1,656,088                   1,602,141
4.50%, 6/ 1/2035                                                                            4,026,542                   3,786,691
5.00%, 7/ 1/2035                                                                            7,563,140                   7,316,771
5.50%, 9/ 1/2035                                                                            3,470,086                   3,437,226
5.00%, 10/ 1/2035                                                                           3,227,972                   3,122,820
5.00%, 6/ 1/2036                                                                            3,784,612                   3,661,328
7.00%, 7/ 1/2036                                                                            3,820,396                   3,938,811
5.85%, 1/ 1/2037 (b)                                                                        1,748,715                   1,759,258
6.07%, 3/ 1/2037                                                                            2,232,765                   2,261,113
                                                                                                                ------------------
                                                                                                            87,685,604
                                                                                                                ------------------
Federal National Mortgage Association (FNMA) (28.08%)
6.00%, 12/ 1/2016                                                                             517,195                     526,499
5.50%, 1/ 1/2017                                                                              803,967                     811,665
6.00%, 8/ 1/2017                                                                              770,984                     784,715
5.50%, 12/ 1/2017                                                                             642,433                     645,595
5.00%, 4/ 1/2018                                                                            1,242,143                   1,228,258
5.50%, 5/ 1/2018                                                                            1,480,131                   1,486,879
5.00%, 6/ 1/2018                                                                            2,224,281                   2,200,695
5.00%, 10/ 1/2018                                                                           2,070,266                   2,047,816
4.50%, 12/ 1/2018                                                                           1,970,924                   1,914,360
5.00%, 2/ 1/2019                                                                            1,292,818                   1,278,188
4.50%, 11/ 1/2019                                                                           2,190,592                   2,123,623
5.00%, 12/ 1/2019                                                                           2,621,363                   2,589,096
8.00%, 5/ 1/2022                                                                               15,100                      15,264
6.00%, 10/ 1/2022                                                                             688,948                     700,560
8.50%, 2/ 1/2023                                                                                7,207                       7,388
6.50%, 9/ 1/2024                                                                              192,831                     197,692
8.00%, 5/ 1/2027                                                                              187,997                     197,968
8.00%, 9/ 1/2027                                                                               66,414                      70,171
8.50%, 10/ 1/2027                                                                             128,215                     137,692
7.00%, 8/ 1/2028                                                                              145,145                     151,607
6.50%, 11/ 1/2028                                                                              41,762                      43,007
7.00%, 12/ 1/2028                                                                              94,955                      99,186
6.50%, 2/ 1/2029                                                                               37,794                      38,995
6.50%, 3/ 1/2029                                                                               86,771                      89,476
6.50%, 4/ 1/2029                                                                              200,398                     206,645
7.00%, 4/ 1/2029                                                                               36,124                      37,650
6.50%, 7/ 1/2029                                                                            1,085,735                   1,118,142
7.50%, 11/ 1/2029                                                                              63,342                      66,284
9.00%, 9/ 1/2030                                                                               53,138                      57,993
6.50%, 6/ 1/2031                                                                              203,595                     209,736
6.00%, 8/ 1/2031                                                                              544,752                     552,135
7.00%, 11/ 1/2031                                                                             371,845                     388,218
6.50%, 1/ 1/2032                                                                              107,068                     110,283
6.50%, 3/ 1/2032                                                                              539,275                     554,716
6.50%, 4/ 1/2032                                                                              572,437                     588,534
6.50%, 8/ 1/2032                                                                              241,562                     248,354
6.50%, 11/ 1/2032                                                                             487,731                     502,876
6.50%, 12/ 1/2032                                                                             539,983                     555,167
5.50%, 2/ 1/2033                                                                            1,542,803                   1,533,496
6.50%, 2/ 1/2033                                                                              177,986                     182,768
5.50%, 5/ 1/2033                                                                            1,301,081                   1,291,078
5.50%, 6/ 1/2033                                                                            2,087,375                   2,071,154
5.50%, 2/ 1/2034                                                                            4,058,400                   4,015,728
6.00%, 2/ 1/2034                                                                              296,831                     300,120
5.50%, 4/ 1/2034                                                                              541,189                     536,440

Federal National Mortgage Association (FNMA)
5.00%, 6/ 1/2034                                                                            2,610,085                   2,526,277
5.50%, 7/ 1/2034                                                                            1,202,129                   1,182,732
6.50%, 7/ 1/2034                                                                            1,809,697                   1,859,608
5.50%, 8/ 1/2034                                                                            1,478,958                   1,462,181
5.50%, 9/ 1/2034                                                                            3,281,419                   3,245,563
6.00%, 9/ 1/2034                                                                            2,294,619                   2,317,746
5.00%, 6/ 1/2035                                                                            3,061,735                   2,961,086
5.50%, 10/ 1/2035                                                                           4,965,954                   4,919,082
6.00%, 10/ 1/2035                                                                           2,758,631                   2,781,006
5.50%, 11/ 1/2035                                                                           3,673,117                   3,638,448
5.00%, 12/ 1/2035                                                                           2,787,140                   2,695,518
6.50%, 2/ 1/2036                                                                            2,192,350                   2,238,840
6.50%, 5/ 1/2036                                                                            2,931,735                   2,990,737
5.99%, 10/ 1/2036 (b)                                                                       2,886,335                   2,909,542
                                                                                                                ------------------
                                                                                                            72,242,278
                                                                                                                ------------------
Finance - Mortgage Loan/Banker (1.23%)
6.00%, 5/ 1/2034                                                                            3,126,238                   3,152,106
                                                                                                                ------------------

Government National Mortgage Association (GNMA) (4.77%)
7.50%, 1/15/2023                                                                               27,503                      28,700
7.50%, 2/15/2023                                                                               22,131                      23,094
7.50%, 3/15/2023                                                                               28,970                      30,230
7.50%, 4/15/2023                                                                               46,016                      48,017
7.50%, 6/15/2023                                                                              107,838                     112,528
7.50%, 7/15/2023                                                                                2,820                       2,942
7.50%, 8/15/2023                                                                                  973                       1,016
7.50%, 9/15/2023                                                                               33,775                      35,244
7.50%, 10/15/2023                                                                              70,550                      73,619
7.50%, 11/15/2023                                                                              18,124                      18,912
8.00%, 7/15/2026                                                                                4,080                       4,331
8.00%, 8/15/2026                                                                               12,258                      13,011
8.00%, 1/15/2027                                                                                6,028                       6,398
8.00%, 2/15/2027                                                                                1,059                       1,124
8.00%, 6/15/2027                                                                                1,109                       1,177
7.00%, 1/15/2028                                                                               95,359                      99,755
7.00%, 1/15/2029                                                                               56,535                      59,146
7.00%, 3/15/2029                                                                               31,933                      33,408
7.75%, 12/15/2029                                                                              20,877                      22,030
6.50%, 7/15/2032                                                                              435,394                     447,557
6.00%, 8/15/2034                                                                            2,592,459                   2,628,843
6.00%, 2/20/2029                                                                               99,009                     100,536
6.50%, 3/20/2031                                                                              134,889                     138,572
6.50%, 4/20/2031                                                                              133,197                     136,833
7.00%, 6/20/2031                                                                               69,502                      72,438
6.00%, 5/20/2032 (b)                                                                          482,569                     489,474
5.50%, 7/20/2033                                                                            2,015,709                   2,004,158
6.00%, 7/20/2033                                                                            1,434,159                   1,458,080
5.50%, 2/20/2034                                                                            1,697,962                   1,687,754
5.50%, 3/20/2034                                                                            2,181,738                   2,168,621
6.50%, 4/20/2034                                                                              320,934                     328,876
                                                                                                                ------------------
                                                                                                            12,276,424
                                                                                                                ------------------
U.S. Treasury (7.34%)
4.50%, 2/28/2011                                                                            8,000,000                   7,989,064
4.25%, 11/15/2013 (a)                                                                       2,000,000                   1,962,422
4.00%, 2/15/2014 (a)                                                                        2,000,000                   1,929,376
4.75%, 5/15/2014 (a)                                                                        5,000,000                   5,045,115
4.88%, 8/15/2016 (a)                                                                        1,000,000                   1,015,859

U.S. Treasury
4.50%, 2/15/2036 (a)                                                                        1,000,000                     942,812
                                                                                                                ------------------
                                                                                                            18,884,648
                                                                                                                ------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                        $        194,241,060
                                                                                                                ------------------
SHORT TERM INVESTMENTS (0.15%)
Commercial Paper (0.15%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.00%, 4/ 2/2007                                                                              380,503                     380,450
                                                                                                                ------------------
TOTAL SHORT TERM INVESTMENTS                                                                                 $            380,450
                                                                                                                ------------------
MONEY MARKET FUNDS (5.18%)
Money Center Banks (5.18%)
BNY Institutional Cash Reserve Fund (c)                                                    13,318,654                  13,318,654
                                                                                                                ------------------
TOTAL MONEY MARKET FUNDS                                                                                     $         13,318,654
                                                                                                                ------------------
Total Investments                                                                                            $        269,675,403
Liabilities in Excess of Other Assets, Net - (4.82)%                                                                 (12,408,226)
                                                                                                                ------------------
TOTAL NET ASSETS - 100.00%                                                                                   $        257,267,177
                                                                                                                ==================
                                                                                                                ------------------

                                                                                                                ==================


(a) Security or a portion of the security was on loan at the end of the period.
(b) Variable Rate
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $          1,065,381
Unrealized Depreciation                                   (4,927,811)
                                                    ------------------
Net Unrealized Appreciation (Depreciation)                (3,862,430)
Cost for federal income tax purposes                      273,537,833


Portfolio Summary (unaudited)
--------------------------------------------------- ------------------
Sector                                                        Percent
--------------------------------------------------- ------------------
Mortgage Securities                                            87.59%
Government                                                     12.06%
Financial                                                       5.17%
Liabilities in Excess of Other Assets, Net                   (-4.82%)
                                                    ------------------
TOTAL NET ASSETS                                              100.00%
                                                    ==================






Schedule of Investments
March 31, 2007 (unaudited)
Principal LifeTime 2010 Account
                                                                              Shares
                                                                               Held                        Value
                                                                    ------------------ -------- ------------------
INVESTMENT COMPANIES (100.02%)
Principal Variable Contracts Fund, Inc.  Class 1 (100.02%)
Bond Account (a)(b)                                                          955,837        $         11,728,124
Capital Value Account (a)(b)                                                   32,251                   1,215,210
Diversified International Account (a)(b)                                      238,162                   5,094,284
Equity Growth Account (a)(b)                                                   68,838                   1,262,481
Growth Account (a)(b)                                                          77,137                   1,136,231
LargeCap Stock Index Account (a)(b)                                           429,102                   4,505,571
LargeCap Value Account (a)(b)                                                  84,811                   1,246,717
Money Market Account (a)                                                    1,797,701                   1,797,701
Real Estate Securities Account (a)(b)                                          74,641                   1,986,194
SmallCap Account (a)(b)                                                        82,471                     921,198
SmallCap Growth Account (a)(b)                                                 35,674                     401,336
SmallCap Value Account (a)(b)                                                  21,035                     399,445
                                                                                                ------------------
                                                                                            31,694,492
                                                                                                ------------------
TOTAL INVESTMENT COMPANIES                                                                   $         31,694,492
                                                                                                ------------------
Total Investments                                                                            $         31,694,492
Liabilities in Excess of Other Assets, Net - (0.02)%                                                      (6,304)
                                                                                                ------------------
TOTAL NET ASSETS - 100.00%                                                                   $         31,688,188
                                                                                                ==================
                                                                                                ------------------

                                                                                                ==================

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $          2,357,261
Unrealized Depreciation                                    (19,865)
                                                  ------------------
Net Unrealized Appreciation (Depreciation)                2,337,396
Cost for federal income tax purposes                     29,357,096


Portfolio Summary (unaudited)
------------------------------------------------- ------------------
Fund Type                                                   Percent
------------------------------------------------- ------------------
Domestic Equity Funds                                        41.26%
Fixed Income Funds                                           37.01%
International Equity Funds                                   16.08%
Money Market Funds                                            5.67%
Liabilities in Excess of Other Assets, Net                 (-0.02%)
                                                  ------------------
TOTAL NET ASSETS                                            100.00%
                                                  ==================

Affiliated Securities

                                   December 31, 2006              Purchases                   Sales              March 31, 2007
                                    Shares     Cost          Shares          Cost      Shares       Proceeds    Shares       Cost
Bond Account                       804,225  $  9,507,804     181,433   $ 2,212,911     29,821   $   360,478    955,837  $11,359,938

Capital Value Account               25,823       880,801       8,383       314,892      1,955        73,836     32,251    1,122,384
Diversified International Account  181,006     3,283,878      71,958     1,488,848     14,802       307,331    238,162    4,467,004

Equity Growth Account               52,149       932,825      21,969       410,363      5,280        98,222     68,838    1,244,597
Equity Income Account               36,701       339,666       4,754        48,728     41,455       388,394          -            -
Equity Income Account I                  -             -      21,889       415,449     21,889       442,505          -            -
Growth Account                      56,358       808,415      27,379       405,023      6,600        98,095     77,137    1,115,566
LargeCap Growth Equity Account     105,104       482,762           -             -    105,104       503,450          -            -

LargeCap Stock Index Account       339,815     3,195,425     110,253     1,154,254     20,966       221,968    429,102    4,128,966
LargeCap Value Account              82,364     1,012,559       2,506        36,489         59           867     84,811    1,048,186
Money Market Account             1,737,364     1,737,364      62,218        62,218      1,881         1,881   1,797,701   1,797,701
Real Estate Securities Account      72,474     1,419,097       2,220        58,738         53         1,395     74,641    1,476,454
SmallCap Account                    80,508       802,118       2,010        22,249         47           528     82,471      823,844
SmallCap Growth Account             25,198       269,794      13,823       152,551      3,347        36,801     35,674      385,558
SmallCap Value Account              14,877       269,854       8,102       152,551      1,944        36,801     21,035      385,884
                                             ------------               -----------                ---------             -----------
                                            $ 24,942,362               $ 6,935,264              $  2,572,552            $29,356,082
                                             ============               ===========                =========             ===========
                                             ------------                                                                -----------

                                             ============                                                                ===========


                                     Income Distribution from           Realized Gain/Loss     Realized Gain/Loss from
                                    Other Investment Companies            on Investments      Other Investment Companies
                                           ----------------               -----------------         ---------
Bond Account                            $                -             $              -299        $        -
Capital Value Account                                    -                             527                 -
Diversified International Account                        -                           1,609                 -

Equity Growth Account                                    -                            -369                 -
Equity Income Account                               48,728                               -                 -
Equity Income Account I                                  -                          27,056                 -
Growth Account                                           -                             223                 -
LargeCap Growth Equity Account                           -                          20,688                 -

LargeCap Stock Index Account                             -                           1,255                 -
LargeCap Value Account                                   -                               5                 -
Money Market Account                                21,023                               -                 -
Real Estate Securities Account                           -                              14                 -
SmallCap Account                                         -                               5                 -
SmallCap Growth Account                                  -                              14                 -
SmallCap Value Account                                   -                             280                 -
                                           ----------------               -----------------         ---------
                                        $           69,751             $            51,008        $        -
                                           ================               =================         =========


Schedule of Investments
March 31, 2007 (unaudited)
Principal LifeTime 2020 Account
                                                              Shares
                                                               Held                        Value
                                                           ------------ -------- ------------------
INVESTMENT COMPANIES (99.86%)
Principal Variable Contracts Fund, Inc.  Class 1 (99.86%)
Bond Account (a)(b)                                          2,780,914        $         34,121,820
Capital Value Account (a)(b)                                   169,797                   6,397,957
Diversified International Account (a)(b)                     1,096,887                  23,462,413
Equity Growth Account (a)(b)                                   383,110                   7,026,230
Growth Account (a)(b)                                          402,534                   5,929,323
LargeCap Stock Index Account (a)(b)                          1,954,791                  20,525,305
LargeCap Value Account (a)(b)                                  453,173                   6,661,643
Real Estate Securities Account (a)(b)                          270,106                   7,187,519
SmallCap Account (a)(b)                                        287,786                   3,214,573
SmallCap Growth Account (a)(b)                                 170,328                   1,916,186
SmallCap Value Account (a)(b)                                  103,364                   1,962,887
                                                                                 ------------------
                                                                                       118,405,856
                                                                                 ------------------
TOTAL INVESTMENT COMPANIES                                                    $        118,405,856
                                                                                 ------------------
Total Investments                                                             $        118,405,856
Other Assets in Excess of Liabilities, Net - 0.14%                                         160,087
                                                                                 ------------------
TOTAL NET ASSETS - 100.00%                                                    $        118,565,943
                                                                                 ==================
                                                                                 ------------------

                                                                                 ==================

(a)  Affiliated Security
(b)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                     $          9,739,187
Unrealized Depreciation                                 (86,751)
                                               ------------------
Net Unrealized Appreciation (Depreciation)             9,652,436
Cost for federal income tax purposes                 108,753,420


Portfolio Summary (unaudited)
---------------------------------------------- ------------------
Fund Type                                                Percent
---------------------------------------------- ------------------
Domestic Equity Funds                                     51.29%
Fixed Income Funds                                        28.78%
International Equity Funds                                19.79%
Other Assets in Excess of Liabilities, Net                 0.14%
                                               ------------------
TOTAL NET ASSETS                                         100.00%
                                               ==================

Affiliated Securities

                                      December 31, 2006             Purchases               Sales                March 31, 2007
                                   ------------------------- ---------------------- ----------------------   -----------------------
                                    Shares         Cost        Shares      Cost     Shares       Proceeds     Shares        Cost
                                   -----------  ------------ ---------  ----------- --------     ---------   ---------   -----------
Bond Account                        2,350,050  $ 27,637,015   431,700  $ 5,279,162      836   $    10,067    2,780,914  $32,906,110

Capital Value Account                 160,911     5,394,566     8,886      331,453        -             -     169,797     5,726,019
Diversified International Account     846,173    15,397,372   251,356    5,184,921      642        13,230    1,096,887   20,569,060

Equity Growth Account                 265,704     4,719,646   117,870    2,193,268      464         8,628     383,110     6,904,293
Equity Income Account                 120,983     1,130,205    15,671      160,629  136,654      1,290,834          -             -
Equity Income Account I                     -             -    72,156    1,369,520   72,156      1,448,206          -             -
Growth Account                        278,704     3,945,305   124,318    1,833,977      488         7,190     402,534     5,772,075
LargeCap Growth Equity Account        241,963     1,105,167         -            -  241,963      1,159,004          -             -

LargeCap Stock Index Account        1,640,558    15,442,161   315,237    3,312,428    1,004        10,527    1,954,791   18,744,063

LargeCap Value Account                381,986     4,913,378    71,411    1,047,323      224         3,279     453,173     5,957,420
Real Estate Securities Account        256,941     5,238,007    13,165      350,215        -             -     270,106     5,588,222
SmallCap Account                      228,324     2,328,103    59,674      659,918      212         2,301     287,786     2,985,720
SmallCap Growth Account               138,393     1,419,323    32,041      354,974      106         1,150     170,328     1,773,147
SmallCap Value Account                 84,611     1,473,444    18,815      354,974       62         1,150     103,364     1,827,267
                                                ------------            -----------              ---------               -----------
                                               $ 90,143,692            $22,432,762            $  3,955,566              $108,753,396
                                                ============            ===========              =========               ===========
                                                ------------            -----------                                      -----------

                                                ============            ===========                                      ===========


                                     Income Distribution from      Realized Gain/Loss   Realized Gain/Loss from
                                    Other Investment Companies       on Investments    Other Investment Companies
                                       ----------------------      ---------------     ----------------
Bond Account                        $                      -    $               -        $                -
Capital Value Account                                      -                    -                         -
Diversified International Account                          -                   -3                         -

Equity Growth Account                                      -                    7                         -
Equity Income Account                                160,629                    -                         -
Equity Income Account I                                    -               78,686                         -
Growth Account                                             -                  -17                         -
LargeCap Growth Equity Account                             -               53,837                         -

LargeCap Stock Index Account                               -                    1                         -
LargeCap Value Account                                     -                   -2                         -
Real Estate Securities Account                             -                    -                         -
SmallCap Account                                           -                    -                         -
SmallCap Growth Account                                    -                    -                         -
SmallCap Value Account                                     -                   -1                         -
                                       ----------------------      ---------------          ----------------
                                    $                160,629    $         132,508        $                -
                                       ======================      ===============          ================

Schedule of Investments
March 31, 2007 (unaudited)
Principal LifeTime 2030 Account
                                                                Shares
                                                                 Held                        Value
                                                                ---------- -------- ------------------
INVESTMENT COMPANIES (99.40%)
Principal Variable Contracts Fund, Inc.  Class 1 (99.40%)
Bond Account (a)(b)                                               306,155        $          3,756,518
Capital Value Account (a)(b)                                       33,491                   1,261,926
Diversified International Account (a)(b)                          205,916                   4,404,536
Equity Growth Account (a)(b)                                       74,430                   1,365,046
Growth Account (a)(b)                                              83,703                   1,232,949
LargeCap Stock Index Account (a)(b)                               342,714                   3,598,496
LargeCap Value Account (a)(b)                                      78,825                   1,158,730
Real Estate Securities Account (a)(b)                              34,606                     920,860
SmallCap Account (a)(b)                                            37,847                     422,753
SmallCap Growth Account (a)(b)                                     44,550                     501,188
SmallCap Value Account (a)(b)                                      26,058                     494,848
                                                                                    ------------------
                                                                                           19,117,850
                                                                                    ------------------
TOTAL INVESTMENT COMPANIES                                                          $      19,117,850
                                                                                    ------------------
Total Investments                                                                 $         19,117,850
Other Assets in Excess of Liabilities, Net - 0.60%                                             115,443
                                                                                    ------------------
TOTAL NET ASSETS - 100.00%                                                        $         19,233,293
                                                                                    ==================
                                                                                    ------------------

                                                                                    ==================

(a)   Affiliated Security
(b)   Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $          1,572,723
Unrealized Depreciation                                      (13,667)
                                                    ------------------
Net Unrealized Appreciation (Depreciation)                  1,559,056
Cost for federal income tax purposes                       17,558,794


Portfolio Summary (unaudited)
--------------------------------------------------- ------------------
Fund Type                                                     Percent
--------------------------------------------------- ------------------
Domestic Equity Funds                                          56.97%
International Equity Funds                                     22.90%
Fixed Income Funds                                             19.53%
Other Assets in Excess of Liabilities, Net                      0.60%
                                                    ------------------
TOTAL NET ASSETS                                              100.00%
                                                    ==================

Affiliated Securities

                                        December 31, 2006           Purchases               Sales               March 31, 2007
                                   -------------------------  --------------------  ----------------------------------------------
                                     Shares        Cost        Shares    Cost        Shares    Proceeds     Shares        Cost
                                   ----------    -----------  -------- -----------  --------    ---------   ---------    ----------
Bond Account                         252,882    $ 2,973,029    54,837 $   670,021     1,564    $    19,028     306,155  $ 3,624,019
Capital Value Account                 24,350        835,852     9,634     360,277       493         18,724      33,491    1,177,398
Diversified International Account    140,341      2,594,959    67,936   1,389,438     2,361         50,053     205,916    3,934,403

Equity Growth Account                 56,579        986,378    18,802     349,688       951         17,849      74,430    1,318,201
Equity Income Account                 16,886        159,031     2,187      22,419    19,073        181,450           -            -
Equity Income Account I                    -              -    10,071     191,146    10,071        200,841           -            -
Growth Account                        61,661        859,571    23,243     342,333     1,201         17,830      83,703    1,184,077
LargeCap Growth Equity Account        79,518        350,665         -           -    79,518        380,892           -            -

LargeCap Stock Index Account         274,920      2,574,915    71,167     746,264     3,373         35,820     342,714    3,285,350
LargeCap Value Account                74,653        931,458     4,182      60,679        10            156      78,825      991,981
Real Estate Securities Account        33,019        678,791     1,590      42,291         3            108      34,606      720,974
SmallCap Account                      28,702        290,538     9,623     105,826       478          5,357      37,847      390,995
SmallCap Growth Account               32,563        335,016    12,622     138,956       635          7,137      44,550      466,829
SmallCap Value Account                19,035        332,614     7,396     138,956       373          7,137      26,058      464,427
                                                 -----------           -----------                ---------              -----------
                                                $13,902,817           $ 4,558,294              $   942,382              $17,558,654
                                                 ===========           ===========                =========              ===========
                                                 -----------                                                             -----------

                                                 ===========                                                             ===========

                                       Income Distribution from       Realized Gain/Loss    Realized Gain/Loss from
                                      Other Investment Companies        on Investments     Other Investment Companies
                                               --------------               ----------          ---------
Bond Account                                  $            -             $         -3        $         -
Capital Value Account                                      -                       -7                  -
Diversified International Account                          -                       59                  -

Equity Growth Account                                      -                      -16                  -
Equity Income Account                                 22,419                        -                  -
Equity Income Account I                                    -                    9,695                  -
Growth Account                                             -                        3                  -
LargeCap Growth Equity Account                             -                   30,227                  -

LargeCap Stock Index Account                               -                       -9                  -
LargeCap Value Account                                     -                        -                  -
Real Estate Securities Account                             -                        -                  -
SmallCap Account                                           -                      -12                  -
SmallCap Growth Account                                    -                       -6                  -
SmallCap Value Account                                     -                       -6                  -
                                               --------------               ----------          ---------
                                              $       22,419             $     39,925        $         -
                                               ==============               ==========          =========


Schedule of Investments
March 31, 2007 (unaudited)
Principal LifeTime 2040 Account
                                                             Shares
                                                              Held                        Value
                                                            ---------- -------- ------------------
INVESTMENT COMPANIES (100.50%)
Principal Variable Contracts Fund, Inc.  Class 1 (100.50%)
Bond Account (a)(b)                                            93,809       $          1,151,036
Capital Value Account (a)(b)                                   18,614                     701,376
Diversified International Account (a)(b)                      102,154                   2,185,080
Equity Growth Account (a)(b)                                   42,027                     770,782
Growth Account (a)(b)                                          43,705                     643,781
LargeCap Stock Index Account (a)(b)                           159,452                   1,674,242
LargeCap Value Account (a)(b)                                  40,518                     595,622
Real Estate Securities Account (a)(b)                          13,153                     349,989
SmallCap Account (a)(b)                                        26,547                     296,529
SmallCap Growth Account (a)(b)                                 20,849                     234,552
SmallCap Value Account (a)(b)                                  12,661                     240,431
                                                                                ------------------
                                                                                        8,843,420
                                                                                ------------------
TOTAL INVESTMENT COMPANIES                                                   $          8,843,420
                                                                                ------------------
Total Investments                                                            $          8,843,420
Liabilities in Excess of Other Assets, Net - (0.50)%                                     (44,132)
                                                                                ------------------
TOTAL NET ASSETS - 100.00%                                                   $          8,799,288
                                                                                ==================
                                                                                ------------------

                                                                                ==================

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $            770,261
Unrealized Depreciation                                       (8,877)
                                                    ------------------
Net Unrealized Appreciation (Depreciation)                    761,384
Cost for federal income tax purposes                        8,082,036


Portfolio Summary (unaudited)
--------------------------------------------------- ------------------
Fund Type                                                     Percent
--------------------------------------------------- ------------------
Domestic Equity Funds                                          62.59%
International Equity Funds                                     24.83%
Fixed Income Funds                                             13.08%
Liabilities in Excess of Other Assets, Net                   (-0.50%)
                                                    ------------------
TOTAL NET ASSETS                                              100.00%
                                                    ==================

Affiliated Securities

                                         December 31, 2006           Purchases              Sales                 March 31, 2007
                                   --------------------------  ---------------------- --------------------- ------------------------
                                    Shares            Cost       Shares      Cost     Shares      Proceeds   Shares         Cost
                                   ----------     -----------  ---------   ---------- --------    --------- ---------    -----------
Bond Account                          76,318    $    895,562     18,454   $  225,906      963  $    11,759    93,809  $   1,109,708
Capital Value Account                 14,645         505,303      4,433      166,411      464       17,416    18,614        654,357
Diversified International Account     74,222       1,358,405     30,463      625,665    2,531       52,812   102,154      1,931,472

Equity Growth Account                 32,726         575,764     10,389      193,562    1,088       20,257    42,027        749,101
Equity Income Account                  3,518          31,840        456        4,671    3,974       36,511         -              -
Equity Income Account I                    -               -      2,098       39,829    2,098       43,147         -              -
Growth Account                        33,089         463,876     11,859      175,330    1,243       18,351    43,705        620,850
LargeCap Growth Equity Account        40,620         182,195          -            -   40,620      194,569         -              -

LargeCap Stock Index Account         137,156       1,280,742     24,909      261,850    2,613       27,389   159,452      1,515,265
LargeCap Value Account                38,679         478,601      2,058       29,882      219        3,116    40,518        505,375
Real Estate Securities Account        11,826         246,738      1,482       40,346      155        4,218    13,153        282,878
SmallCap Account                      20,408         205,946      6,856       75,641      717        7,915    26,547        273,683
SmallCap Growth Account               18,050         185,274      3,126       34,525      327        3,612    20,849        216,188
SmallCap Value Account                11,019         192,191      1,834       34,525      192        3,611    12,661        223,103
                                                  -----------              ----------             ---------              -----------
                                                $  6,602,437              $1,908,143           $   444,683            $   8,081,980
                                                  ===========              ==========             =========              ===========


                                 Income Distribution from      Realized Gain/Loss    Realized Gain/Loss from
                                Other Investment Companies       on Investments     Other Investment Companies
                                     -----------------------      -------------          ------
Bond Account                      $                       -    $            -1        $      -
Capital Value Account                                     -                 59               -
Diversified International Account                         -                214               -

Equity Growth Account                                     -                 32               -
Equity Income Account                                 4,671                  -               -
Equity Income Account I                                   -              3,318               -
Growth Account                                            -                 -5               -
LargeCap Growth Equity Account                            -             12,374               -

LargeCap Stock Index Account                              -                 62               -
LargeCap Value Account                                    -                  8               -
Real Estate Securities Account                            -                 12               -
SmallCap Account                                          -                 11               -
SmallCap Growth Account                                   -                  1               -
SmallCap Value Account                                    -                 -2               -
                                     -----------------------      -------------          ------
                                  $                   4,671    $        16,083        $      -
                                     =======================      =============          ======







Schedule of Investments
March 31, 2007 (unaudited)
Principal LifeTime 2050 Account
                                                            Shares
                                                             Held                        Value

                                                            ----------- -------- ------------------
INVESTMENT COMPANIES (98.70%)
Principal Variable Contracts Fund, Inc.  Class 1 (98.70%)
Bond Account (a)(b)                                             54,742        $            671,685
Capital Value Account (a)(b)                                    14,258                     537,248
Diversified International Account (a)(b)                        80,782                   1,727,919
Equity Growth Account (a)(b)                                    30,270                     555,154
Growth Account (a)(b)                                           38,320                     564,456
LargeCap Stock Index Account (a)(b)                            102,530                   1,076,560
LargeCap Value Account (a)(b)                                   26,048                     382,911
Real Estate Securities Account (a)(b)                           11,496                     305,914
SmallCap Account (a)(b)                                         12,648                     141,276
SmallCap Growth Account (a)(b)                                  20,016                     225,175
SmallCap Value Account (a)(b)                                   12,211                     231,895
                                                                                 ------------------
                                                                                         6,420,193
                                                                                 ------------------
TOTAL INVESTMENT COMPANIES                                                    $          6,420,193
                                                                                 ------------------
Total Investments                                                             $          6,420,193
Other Assets in Excess of Liabilities, Net - 1.30%                                          84,698
                                                                                 ------------------
TOTAL NET ASSETS - 100.00%                                                    $          6,504,891
                                                                                 ==================
                                                                                 ------------------

                                                                                 ==================

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $            513,442
Unrealized Depreciation                                    (8,187)
                                                 ------------------
Net Unrealized Appreciation (Depreciation)                 505,255
Cost for federal income tax purposes                     5,914,938


Portfolio Summary (unaudited)
------------------------------------------------ ------------------
Fund Type                                                  Percent
------------------------------------------------ ------------------
Domestic Equity Funds                                       61.81%
International Equity Funds                                  26.56%
Fixed Income Funds                                          10.33%
Other Assets in Excess of Liabilities, Net                   1.30%
                                                 ------------------
TOTAL NET ASSETS                                           100.00%
                                                 ==================

Affiliated Securities

                                         December 31, 2006           Purchases                   Sales              March 31, 2007
                                   --------------------------- ---------------------- ---------------------- -----------------------
                                    Shares          Cost        Shares      Cost     Shares       Proceeds   Shares         Cost
                                   ----------    ------------  --------   ---------- --------     --------- ---------    -----------
Bond Account                          41,548  $      492,186    15,429   $  187,474    2,235   $    27,370    54,742  $     652,309
Capital Value Account                 10,901         378,836     3,926      147,380      569        21,575    14,258        504,670
Diversified International Account     63,052       1,172,463    20,904      434,127    3,174        67,546    80,782      1,538,997

Equity Growth Account                 23,512         418,074     7,968      148,487    1,210        22,558    30,270        543,965
Growth Account                        26,758         376,369    13,166      194,564    1,604        23,731    38,320        547,217
LargeCap Growth Equity Account        32,725         151,368         -            -   32,725       156,754         -              -

LargeCap Stock Index Account          86,637         799,827    18,890      192,553    2,997        31,787   102,530        961,443
LargeCap Value Account                25,921         322,192     1,000       14,578      873        12,943    26,048        324,586
Real Estate Securities Account         8,168         193,209     3,792      103,964      464        12,831    11,496        284,327
SmallCap Account                      12,607         126,642       317        3,506      276         3,113    12,648        127,116
SmallCap Growth Account               15,822         164,930     4,993       54,935      799         9,037    20,016        210,854
SmallCap Value Account                 9,163         162,004     3,563       67,008      515         9,822    12,211        219,209
                                                 ------------             ----------              ---------              -----------
                                              $    4,758,100             $1,548,576            $   399,067            $   5,914,693
                                                 ============             ==========              =========              ===========


                                       Income Distribution from     Realized Gain/Loss     Realized Gain/Loss from
                                      Other Investment Companies      on Investments      Other Investment Companies

                                      --------------------------    ------------------   --------------------
Bond Account                       $                          -   $                19   $                  -
Capital Value Account                                         -                    29                      -
Diversified International Account                             -                   -47                      -

Equity Growth Account                                         -                   -38                      -
Growth Account                                                -                    15                      -
LargeCap Growth Equity Account                                -                 5,386                      -

LargeCap Stock Index Account                                  -                   850                      -
LargeCap Value Account                                        -                   759                      -
Real Estate Securities Account                                -                   -15                      -
SmallCap Account                                              -                    81                      -
SmallCap Growth Account                                       -                    26                      -
SmallCap Value Account                                        -                    19                      -
                                      --------------------------    ------------------   --------------------
                                   $                          -   $             7,084   $                  -
                                      ==========================    ==================   ====================







Schedule of Investments
March 31, 2007 (unaudited)
Principal LifeTime Strategic Income Account
                                                                         Shares
                                                                           Held                        Value
                                                                  ------------------ -------- ------------------
INVESTMENT COMPANIES (100.16%)
Principal Variable Contracts Fund, Inc.  Class 1 (100.16%)
Bond Account (a)(b)                                                         631,928        $          7,753,762
Capital Value Account (a)(b)                                                  5,980                     225,330
Diversified International Account (a)(b)                                     37,975                     812,280
Equity Growth Account (a)(b)                                                  9,758                     178,967
Growth Account (a)(b)                                                        12,889                     189,860
LargeCap Stock Index Account (a)(b)                                          77,442                     813,146
LargeCap Value Account (a)(b)                                                22,015                     323,620
Money Market Account (a)                                                  2,795,353                   2,795,353
Real Estate Securities Account (a)(b)                                        38,200                   1,016,505
SmallCap Account (a)(b)                                                      21,915                     244,787
                                                                                              ------------------
                                                                                                     14,353,610
                                                                                              ------------------
TOTAL INVESTMENT COMPANIES                                                                 $         14,353,610
                                                                                              ------------------
Total Investments                                                                          $         14,353,610
Liabilities in Excess of Other Assets, Net - (0.16)%                                                   (22,911)
                                                                                              ------------------
TOTAL NET ASSETS - 100.00%                                                                 $         14,330,699
                                                                                              ==================
                                                                                              ------------------

                                                                                              ==================

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                           853,661
Unrealized Depreciation                                           (2,044)
                                                        ------------------
Net Unrealized Appreciation (Depreciation)                        851,617
Cost for federal income tax purposes                           13,501,993


Portfolio Summary (unaudited)
------------------------------------------------------- ------------------
Fund Type                                                         Percent
------------------------------------------------------- ------------------
Fixed Income Funds                                                 54.10%
Domestic Equity Funds                                              20.88%
Money Market Funds                                                 19.51%
International Equity Funds                                          5.67%
Liabilities in Excess of Other Assets, Net                       (-0.16%)
                                                        ------------------
TOTAL NET ASSETS                                                  100.00%
                                                        ==================

Affiliated Securities

                                       December 31, 2006            Purchases              Sales                 March 31, 2007
                                  -------------------------- ------------------------ --------------------- ------------------------
                                   Shares              Cost    Shares        Cost     Shares      Proceeds   Shares         Cost
                                  -----------   ------------ ---------    ----------- --------    --------- ---------    -----------
Bond Account                         529,335   $  6,262,542   118,826  $   1,449,844   16,233  $   197,083   631,928  $   7,515,287
Capital Value Account                  5,338        178,677       763         28,615      121        4,540     5,980        202,760
Diversified International Account     31,442        545,967     7,991        165,899    1,458       29,996    37,975        681,884

Equity Growth Account                  7,765        133,773     2,426         45,021      433        8,172     9,758        170,695
Equity Income Account                 18,008        164,094     2,333         23,909   20,341      188,003         -              -
Equity Income Account I                    -              -    10,740        203,845   10,740      219,687         -              -
Growth Account                        10,341        142,983     3,099         45,638      551        8,197    12,889        180,487
LargeCap Growth Equity Account        14,691         69,831         -              -   14,691       70,372         -              -

LargeCap Stock Index Account          69,274        635,938     9,704        101,939    1,536       16,169    77,442        721,766
LargeCap Value Account                21,332        261,163       711         10,481       28          411    22,015        271,240
Money Market Account               2,606,740      2,606,740   207,164        207,164   18,551       18,551  2,795,353     2,795,353
Real Estate Securities Account        37,084        714,003     1,161         30,826       45        1,210    38,200        743,658
SmallCap Account                      21,016        208,713       935         10,481       36          412    21,915        218,786
                                                ------------              -----------             ---------              -----------
                                               $ 11,924,424            $   2,323,662           $   762,803            $  13,501,916
                                                ============              ===========             =========              ===========
                                                ------------                                                             -----------

                                                ============                                                             ===========


                            Income Distribution from          Realized Gain/Loss   Realized Gain/Loss from
                           Other Investment Companies           on Investments    Other Investment Companies
                                       ---------------              -----------        -----------
Bond Account                         $              -             $        -16        $         -
Capital Value Account                               -                        8                  -
Diversified International Account                   -                       14                  -

Equity Growth Account                               -                       73                  -
Equity Income Account                          23,909                        -                  -
Equity Income Account I                             -                   15,842                  -
Growth Account                                      -                       63                  -
LargeCap Growth Equity Account                      -                      541                  -

LargeCap Stock Index Account                        -                       58                  -
LargeCap Value Account                              -                        7                  -
Money Market Account                           31,933                        -                  -
Real Estate Securities Account                      -                       39                  -
SmallCap Account                                    -                        4                  -
                                       ---------------              -----------        -----------
                                     $         55,842             $     16,633        $         -
                                       ===============              ===========        ===========


Schedule of Investments
March 31, 2007 (unaudited)
Real Estate Securities Account
                                                          Shares
                                                           Held                        Value
                                                        ------------- -------- ------------------
COMMON STOCKS (96.54%)
Hotels & Motels (2.07%)
Hilton Hotels Corp                                           42,720        $          1,536,211
Starwood Hotels & Resorts Worldwide Inc                       75,560                   4,900,066
                                                                               ------------------
                                                                            6,436,277
                                                                               ------------------
Real Estate Operator & Developer (2.58%)
Brookfield Properties Corp (a)                               147,530                   5,945,459
Forest City Enterprises Inc (a)                               31,365                   2,075,736
                                                                               ------------------
                                                                            8,021,195
                                                                               ------------------
REITS - Apartments (16.90%)
Apartment Investment & Management Co                          16,740                     965,731
Archstone-Smith Trust (a)                                    152,223                   8,262,665
AvalonBay Communities Inc                                    134,768                  17,519,840
BRE Properties Inc (a)                                        14,842                     937,272
Camden Property Trust                                         91,375                   6,424,576
Equity Residential (a)                                       137,798                   6,645,998
Essex Property Trust Inc                                      79,757                  10,326,936
UDR Inc                                                       50,544                   1,547,657
                                                                               ------------------
                                                                           52,630,675
                                                                               ------------------
REITS - Diversified (8.36%)
Duke Realty Corp                                              48,210                   2,095,689
Entertainment Properties Trust                                70,949                   4,274,677
Vornado Realty Trust (a)                                     164,824                  19,670,096
                                                                               ------------------
                                                                           26,040,462
                                                                               ------------------
REITS - Healthcare (4.35%)
Health Care Property Investors Inc (a)                        95,760                   3,450,233
Health Care REIT Inc (a)                                      42,630                   1,871,457
Ventas Inc                                                   195,389                   8,231,738
                                                                               ------------------
                                                                           13,553,428
                                                                               ------------------
REITS - Hotels (5.92%)
DiamondRock Hospitality Co                                    76,058                   1,445,102
Highland Hospitality Corp                                     67,696                   1,204,989
Host Hotels & Resorts Inc                                    363,181                   9,555,292
LaSalle Hotel Properties                                     134,256                   6,224,108
                                                                               ------------------
                                                                           18,429,491
                                                                               ------------------
REITS - Office Property (16.73%)
Alexandria Real Estate Equities Inc                           41,438                   4,159,132
Boston Properties Inc                                        175,415                  20,593,721
Corporate Office Properties Trust                             28,802                   1,315,675
Douglas Emmett Inc                                           184,144                   4,701,196
Highwoods Properties Inc                                      18,696                     738,305
Kilroy Realty Corp                                            18,577                   1,370,054
SL Green Realty Corp                                         139,939                  19,196,832
                                                                               ------------------
                                                                           52,074,915
                                                                               ------------------
REITS - Regional Malls (13.89%)
General Growth Properties Inc (a)                            185,388                  11,970,503
REITS - Regional Malls
Simon Property Group Inc (a)                                 245,235                  27,282,394
Taubman Centers Inc                                           68,623                   3,979,448
                                                                               ------------------
                                                                           43,232,345
                                                                               ------------------
REITS - Shopping Centers (10.94%)
Acadia Realty Trust                                          119,171                   3,106,788
Federal Realty Invs Trust (a)                                127,289                  11,534,929
Kimco Realty Corp                                            319,330                  15,564,144
Regency Centers Corp (a)                                      24,672                   2,061,346
Tanger Factory Outlet Centers (a)                             30,229                   1,220,949
Weingarten Realty Investors (a)                               12,080                     574,525
                                                                               ------------------
                                                                           34,062,681
                                                                               ------------------
REITS - Storage (5.48%)
Public Storage Inc                                           180,100                  17,050,067
                                                                               ------------------

REITS - Warehouse & Industrial (9.32%)
AMB Property Corp                                            103,756                   6,099,815
DCT Industrial Trust Inc                                     238,135                   2,817,137
Prologis (a)                                                 309,824                  20,116,873
                                                                               ------------------
                                                                           29,033,825
                                                                               ------------------
TOTAL COMMON STOCKS                                                         $        300,565,361
                                                                               ------------------
                                                         Principal
                                                          Amount                       Value
                                                        ------------- -------- ------------------
SHORT TERM INVESTMENTS (1.68%)
Commercial Paper (1.68%)
Investment in Joint Trading Account; HSBC Funding
5.40%, 4/ 2/2007                                           5,225,690                   5,225,690
                                                                               ------------------
TOTAL SHORT TERM INVESTMENTS                                                $          5,225,690
                                                                               ------------------
MONEY MARKET FUNDS (16.30%)
Money Center Banks (16.30%)
BNY Institutional Cash Reserve Fund (b)                   50,743,631                  50,743,631
                                                                               ------------------
TOTAL MONEY MARKET FUNDS                                                    $         50,743,631
                                                                               ------------------
Total Investments                                                           $        356,534,682
Liabilities in Excess of Other Assets, Net - (14.52)%                               (45,195,866)
                                                                               ------------------
TOTAL NET ASSETS - 100.00%                                                  $        311,338,816
                                                                               ==================
                                                                               ------------------

                                                                               ==================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $         78,180,585
Unrealized Depreciation                                       (3,511,338)

                                                        ------------------
Net Unrealized Appreciation (Depreciation)                     74,669,247
Cost for federal income tax purposes                          281,865,435


Portfolio Summary (unaudited)
------------------------------------------------------- ------------------
REIT                                                              Percent
------------------------------------------------------- ------------------
REITS - Apartments                                                 16.90%
REITS - Office Property                                            16.73%
Money Center Banks                                                 16.30%
REITS - Regional Malls                                             13.89%
REITS - Shopping Centers                                           10.94%
REITS - Warehouse & Industrial                                      9.32%
REITS - Diversified                                                 8.36%
REITS - Hotels                                                      5.92%
REITS - Storage                                                     5.48%
REITS - Healthcare                                                  4.35%
Real Estate Operator & Developer                                    2.58%
Hotels & Motels                                                     2.07%
Finance - Other Services                                            1.68%
Liabilities in Excess of Other Assets, Net                      (-14.52%)
                                                        ------------------
TOTAL NET ASSETS                                                  100.00%
                                                        ==================

Schedule of Investments
March 31, 2007 (unaudited)
SAM Balanced Portfolio
                                                                     Shares
                                                                      Held                        Value
                                                               -------------------- ------- -------------------
INVESTMENT COMPANIES (99.97%)
Principal Investors Fund, Inc. Institutional Class (4.6
High Yield Fund II (a)                                                   3,767,204       $          33,151,391

                                                                                                    33,151,391
                                                                                            -------------------
Principal Variable Contracts Fund, Inc.  Class 1 (95.34
Diversified International Account (a)(b)                                 2,520,380                  53,910,937
Equity Income Account I (a)                                              5,199,984                 102,335,687
Growth Account (a)(b)                                                    8,261,187                 121,687,288
Income Account (a)                                                       6,861,627                  73,625,256
International Emerging Markets Account (a)(b)                              572,407                  12,684,542
LargeCap Blend Account (a)(b)                                            6,244,890                  77,998,677
MidCap Stock Account (a)(b)                                              1,548,091                  28,515,836
Money Market Account (a)                                                 3,723,776                   3,723,776
Mortgage Securities Account (a)                                         11,540,786                 121,986,108
Real Estate Securities Account (a)(b)                                      684,183                  18,206,117
Short Term Income Account (a)                                            2,579,585                   6,577,940
SmallCap Growth Account (a)(b)                                           1,236,517                  13,910,815
SmallCap Value Account (a)(b)                                              664,784                  12,624,251
West Coast Equity Account (a)                                            1,433,648                  34,952,333
                                                                                                   682,739,563
                                                                                            -------------------
TOTAL INVESTMENT COMPANIES                                                               $         715,890,954
                                                                                            -------------------
Total Investments                                                                        $         715,890,954
Other Assets in Excess of Liabilities, Net - 0.03%                                                     234,961
                                                                                            -------------------
TOTAL NET ASSETS - 100.00%                                                               $         716,125,915
                                                                                            ===================
                                                                                            -------------------

                                                                                            ===================

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $         136,262,906
Unrealized Depreciation                                   (476,358)
                                                 -------------------
Net Unrealized Appreciation (Depreciation)              135,786,548
Cost for federal income tax purposes                    580,104,406


Portfolio Summary (unaudited)
------------------------------------------------ -------------------
Fund Type                                                   Percent
------------------------------------------------ -------------------
Domestic Equity Funds                                        57.29%
Fixed Income Funds                                           32.86%
International Equity Funds                                    9.30%
Money Market Funds                                            0.52%
Other Assets in Excess of Liabilities, Net                    0.03%
                                                 -------------------
TOTAL NET ASSETS                                            100.00%
                                                 ===================

Affiliated Securities

                                      December 31, 2006             Purchases(a)           Sales(a)           March 31, 2007
                                -------------------------- -------------------------- ----------------------  ----------------------
                                 Shares             Cost    Shares           Cost       Shares   Proceeds      Shares      Cost
                                -----------  ------------- -----------    ----------- ---------- -----------  -------   ------------
Diversified International                - $          -  2,979,006  $  50,812,685     458,626 $  9,418,264   2,520,380 $ 40,917,526
  Account
Equity Income Account I                  -            -  5,405,572     74,531,460     205,588    4,063,661   5,199,984   70,494,434

Growth Account                           -            -  8,447,443     104,054,131    186,256    2,731,668   8,261,187  100,494,148

High Yield Fund II                       -            -  3,942,271     30,599,643     175,067    1,541,603   3,767,204   29,063,440

Income Account                           -            -  7,258,585     70,356,857     396,958    4,245,496   6,861,627   66,157,524

International Emerging Markets           -            -    595,445     12,630,210      23,038      494,348     572,407   12,131,930
  Account
LargeCap Blend Account                   -            -  7,141,507     71,200,993     896,617   11,299,658   6,244,890   61,067,188

MidCap Stock Account                     -            -  2,104,090     22,999,481     555,999   10,059,126   1,548,091   15,680,720

Money Market Account                     -            -  3,724,269      3,724,269         493          493   3,723,776    3,723,776
Mortgage Securities Account              -            - 12,162,735     124,066,287    621,949    6,540,912  11,540,786  117,365,504

Real Estate Securities Account           -            -    879,825     18,508,761     195,642    5,418,175     684,183   13,405,096

Short Term Income Account                -            -  2,919,506      7,140,165     339,921      861,174   2,579,585    6,254,820
SmallCap Growth Account                  -            -  1,302,396      7,935,294      65,879      731,684   1,236,517    7,189,234
SmallCap Value Account                   -            -    791,729     14,319,321     126,945    2,376,475     664,784   11,884,874

West Coast Equity Account                -            -  1,821,780     29,316,476     388,132    9,386,055   1,433,648   21,627,600

WM High Yield Fund               3,820,680   29,530,824     26,951        234,739   3,847,631   29,765,442           -            -

WM VT Equity Income Fund         4,587,979   58,470,025          -              -   4,587,979   58,479,411           -            -

WM VT Growth & Income Fund       4,334,030   69,755,968     54,041      1,092,176   4,388,071   70,860,850           -            -

WM VT Growth Fund                7,967,100   97,020,097     13,652        199,178   7,980,752   97,159,468           -            -

WM VT Income Fund                7,133,449   69,034,945          -              -   7,133,449   69,034,435           -            -

WM VT International Growth Fund  3,476,020   40,276,205    685,969     10,070,030   4,161,989   50,354,447           -            -

WM VT Mid Cap Stock Fund         2,089,232   22,723,061          -              -   2,089,232   22,728,865           -            -

WM VT REIT Fund                  1,112,143   11,121,435    526,499      7,365,726   1,638,642   18,508,792           -            -

WM VT Short Term Income Fund     2,878,170    7,035,913          -              -   2,878,170    7,035,913           -            -

WM VT Small Cap Growth Fund      1,343,417    7,743,401          -              -   1,343,417    7,743,401           -            -
WM VT Small Cap Value Fund       1,193,805   12,047,868    215,250      2,251,516   1,409,055   14,300,856           -            -

WM VT US Government Securities  12,007,961  122,453,358          -              -  12,007,961  122,450,534           -            -
  Fund
WM VT West Coast Equity Fund     1,819,754   29,266,635          -              -   1,819,754   29,267,421           -            -

                                            -----------                -----------             ------------             ------------
                                           $576,479,735             $  663,409,398            $666,858,627             $577,457,814
                                            ===========                ===========             ============             ============
                                            -----------                -----------             ------------             ------------

                                            ===========                ===========             ============             ============

(a) Purchases of the Principal Variable Contracts Fund, Inc. and sales of the WM Variable Trust Funds include activity from the acquisition of the WM Variable Trust Funds by the Principal Variable Contracts Fund, Inc.


                                          Income Distribution from      Realized Gain/Loss     Realized Gain/Loss from
                                         Other Investment Companies       on Investments     Other Investment Companies
                                                  -----------            -------------           -----------------
Diversified International Account                $         -            $    -476,895           $                -

Equity Income Account I                                    -                   26,635                            -
Growth Account                                             -                 -828,315                            -
High Yield Fund II                                   420,652                    5,400                            -
Income Account                                             -                   46,163                            -
International Emerging Markets Account                     -                   -3,932                            -

LargeCap Blend Account                                     -                1,165,853                            -
MidCap Stock Account                                       -                2,740,365                            -
Money Market Account                                  35,664                        -                            -
Mortgage Securities Account                                -                 -159,871                            -
Real Estate Securities Account                             -                  314,510                            -
Short Term Income Account                                  -                  -24,171                            -
SmallCap Growth Account                                    -                  -14,376                            -
SmallCap Value Account                                     -                  -57,972                            -
West Coast Equity Account                                  -                1,697,179                            -
WM High Yield Fund                                    50,400                     -121                            -
WM VT Equity Income Fund                                   -                    9,386                            -
WM VT Growth & Income Fund                         1,092,176                   12,706                            -
WM VT Growth Fund                                    199,178                  -59,807                            -
WM VT Income Fund                                          -                     -510                            -
WM VT International Growth Fund                    1,199,227                    8,212                    8,870,803

WM VT Mid Cap Stock Fund                                   -                    5,804                            -
WM VT REIT Fund                                      581,651                   21,631                    6,784,075
WM VT Short Term Income Fund                               -                        -                            -

WM VT Small Cap Growth Fund                                -                        -                            -
WM VT Small Cap Value Fund                           285,319                    1,472                    1,966,197
WM VT US Government Securities Fund                        -                   -2,824                            -

WM VT West Coast Equity Fund                               -                      786                            -

                                                  -----------            -------------            -----------------
                                                 $ 3,864,267            $   4,427,308           $       17,621,075
                                                  ===========            =============            =================

Schedule of Investments
March 31, 2007 (unaudited)
SAM Conservative Balanced Portfolio
                                                                Shares
                                                                 Held                        Value
                                                            ----------- ------- -------------------
INVESTMENT COMPANIES (99.85%)
Principal Investors Fund, Inc. Institutional Class (5.79%)
High Yield Fund II (a)                                        490,185        $           4,313,624

                                                                                         4,313,624
                                                                                -------------------
Principal Variable Contracts Fund, Inc.  Class 1 (94.06%)
Diversified International Account (a)(b)                       173,680                   3,715,022
Equity Income Account I (a)                                    364,191                   7,167,280
Growth Account (a)(b)                                          577,513                   8,506,773
Income Account (a)                                           1,231,396                  13,212,884
International Emerging Markets Account (a)(b)                   42,409                     939,773
LargeCap Blend Account (a)(b)                                  439,359                   5,487,598
MidCap Stock Account (a)                                       111,177                   2,047,872
Mortgage Securities Account (a)                              1,839,440                  19,442,881
Real Estate Securities Account (a)(b)                           48,269                   1,284,433
Short Term Income Account (a)                                1,616,357                   4,121,710
SmallCap Growth Account (a)(b)                                  76,862                     864,692
SmallCap Value Account (a)(b)                                   45,051                     855,510
West Coast Equity Account (a)                                  102,099                   2,489,176
                                                                                        70,135,604
                                                                                -------------------
TOTAL INVESTMENT COMPANIES                                                   $          74,449,228
                                                                                -------------------
Total Investments                                                            $          74,449,228
Other Assets in Excess of Liabilities, Net - 0.15%                                         115,234
                                                                                -------------------
TOTAL NET ASSETS - 100.00%                                                   $          74,564,462
                                                                                ===================
                                                                                -------------------

                                                                                ===================

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $           9,423,258
Unrealized Depreciation                                             (119,772)
                                                           -------------------
Net Unrealized Appreciation (Depreciation)                          9,303,486
Cost for federal income tax purposes                               65,145,742


Portfolio Summary (unaudited)
---------------------------------------------------------- -------------------
Fund Type                                                             Percent
---------------------------------------------------------- -------------------
Fixed Income Funds                                                     55.11%
Domestic Equity Funds                                                  38.50%
International Equity Funds                                              6.24%
Other Assets in Excess of Liabilities, Net                              0.15%
                                                           -------------------
TOTAL NET ASSETS                                                      100.00%
                                                           ===================

Affiliated Securities
                                           December 31, 2006         Purchases(a)                 Sales(a)         March 31, 2007
                                      ---------------------- ------------------------- ----------------------- ---------------------
                                      Shares         Cost        Shares       Cost      Shares     Proceeds    Shares       Cost
                                      ---------- ----------- ----------    ----------- ---------- ----------------------  ----------
Diversified International Account             - $         -    211,472  $   3,472,911     37,792 $    780,343   173,680  $ 2,690,489

Equity Income Account I                       -           -    396,867      5,724,482     32,676      646,144   364,191    5,081,761
Growth Account                                -           -    615,355      7,536,700     37,842      557,586   577,513    6,972,185
High Yield Fund II                            -           -    529,481      4,128,613     39,296      345,832   490,185    3,786,219
Income Account                                -           -  1,348,695     13,943,420    117,299    1,248,495 1,231,396   12,647,189

International Emerging Markets Account        -           -     44,083        930,388      1,674       36,119    42,409      894,510

LargeCap Blend Account                        -           -    525,599      5,168,898     86,240    1,082,408   439,359    4,203,450
MidCap Stock Account                          -           -    170,492      2,259,337     59,315    1,073,240   111,177    1,374,944
Mortgage Securities Account                   -           -  2,008,414     20,990,593    168,974    1,770,356 1,839,440   19,158,837

Real Estate Securities Account                -           -     66,713      1,483,735     18,444      508,042    48,269    1,002,685
Short Term Income Account                     -           -  1,757,803      4,430,342    141,446      358,075 1,616,357    4,060,337
SmallCap Growth Account                       -           -     87,161        570,902     10,299      110,853    76,862      466,992
SmallCap Value Account                        -           -     52,556        948,131      7,505      138,853    45,051      805,593
West Coast Equity Account                     -           -    141,840      2,514,205     39,741      958,956   102,099    1,668,673
WM High Yield Fund                      499,433   3,864,567      3,530         30,749    502,963    3,894,598         -            -
WM VT Equity Income Fund                355,930   4,922,074          -              -    355,930    4,922,074         -            -
WM VT Growth & Income Fund              297,217   4,620,733      3,706         74,899    300,923    4,695,632         -            -
WM VT Growth Fund                       514,764   6,057,024        882         12,869    515,646    6,069,893         -            -
WM VT Income Fund                     1,251,641  12,915,899          -              -  1,251,641   12,915,899         -            -

WM VT International Growth Fund         237,056   2,583,492     46,781        686,751    283,837    3,270,243         -            -

WM VT Mid Cap Stock Fund                150,437   1,892,055          -              -    150,437    1,892,055         -            -
WM VT REIT Fund                          81,158     875,686     38,421        537,512    119,579    1,413,198         -            -
WM VT Short Term Income Fund          1,630,858   4,109,915          -              -  1,630,858    4,109,915         -            -

WM VT Small Cap Growth Fund              83,391     489,538          -              -     83,391      489,538         -            -
WM VT Small Cap Value Fund               77,395     777,798     13,955        145,968     91,350      923,766         -            -
WM VT US Government Securities Fund   1,851,130  19,349,401          -              -  1,851,130   19,349,401         -            -

WM VT West Coast Equity Fund            126,550   2,140,949          -              -    126,550    2,140,949         -            -

                                                 -----------               -----------            ------------           -----------
                                                $64,599,131             $  75,591,405            $ 75,702,463            $64,813,864
                                                 ===========               ===========            ============           ===========
                                                 -----------               -----------            ------------           -----------

                                                 ===========               ===========            ============           ===========


(a) Purchases of the Principal Variable Contracts Fund, Inc. and sales of the WM Variable Trust Funds include activity from the acquisition of the WM Variable Trust Funds by the Principal Variable Contracts Fund, Inc.



                                       Income Distribution from        Realized Gain/Loss        Realized Gain/Loss from
                                      Other Investment Companies         on Investments        Other Investment Companies
                                          ------------------            ------------           ---------------
Diversified International Account      $                  -            $     -2,079           $             -

Equity Income Account I                                   -                   3,423                         -
Growth Account                                            -                  -6,929                         -
High Yield Fund II                                   84,182                   3,438                         -
Income Account                                            -                 -47,736                         -
International Emerging Markets Account                    -                     241                         -

LargeCap Blend Account                                    -                 116,960                         -
MidCap Stock Account                                      -                 188,847                         -
Mortgage Securities Account                               -                 -61,400                         -
Real Estate Securities Account                            -                  26,992                         -
Short Term Income Account                                 -                 -11,930                         -
SmallCap Growth Account                                   -                   6,943                         -
SmallCap Value Account                                    -                  -3,685                         -
West Coast Equity Account                                 -                 113,424                         -
WM High Yield Fund                                    6,407                    -718                         -
WM VT Equity Income Fund                                  -                       -                         -
WM VT Growth & Income Fund                           74,899                       -                         -
WM VT Growth Fund                                    12,869                       -                         -
WM VT Income Fund                                         -                       -                         -
WM VT International Growth Fund                      81,784                       -                   604,967

WM VT Mid Cap Stock Fund                                  -                       -                         -
WM VT REIT Fund                                      42,446                       -                   495,066
WM VT Short Term Income Fund                              -                       -                         -

WM VT Small Cap Growth Fund                               -                       -                         -
WM VT Small Cap Value Fund                           18,498                       -                   127,470
WM VT US Government Securities Fund                       -                       -                         -

WM VT West Coast Equity Fund                              -                       -                         -

                                          ------------------            ------------           ---------------
                                       $            321,085            $    325,791           $     1,227,503
                                          ==================            ============           ===============

Schedule of Investments
March 31, 2007 (unaudited)
SAM Conservative Growth Portfolio
                                                                      Shares
                                                                       Held                        Value
                                                              -------------------- ------- -------------------
INVESTMENT COMPANIES (99.99%)
Principal Investors Fund, Inc. Institutional Class (2.62%
High Yield Fund II (a)                                                 1,187,012       $           10,445,703

                                                                                                   10,445,703
                                                                                           -------------------
Principal Variable Contracts Fund, Inc.  Class 1 (97.37%)
Diversified International Account (a)(b)                                1,796,786                  38,433,255
Equity Income Account I (a)                                             3,725,215                  73,312,239
Growth Account (a)(b)                                                   5,771,067                  85,007,818
Income Account (a)                                                      1,598,668                  17,153,703
International Emerging Markets Account (a)(b)                             411,688                   9,122,995
LargeCap Blend Account (a)(b)                                           4,486,457                  56,035,851
MidCap Stock Account (a)                                                1,202,102                  22,142,720
Mortgage Securities Account (a)                                         2,702,344                  28,563,776
Real Estate Securities Account (a)(b)                                     502,406                  13,369,022
SmallCap Growth Account (a)(b)                                            933,140                  10,497,829
SmallCap Value Account (a)(b)                                             496,453                   9,427,644
West Coast Equity Account (a)                                           1,039,642                  25,346,474
                                                                                                  388,413,326
                                                                                           -------------------
TOTAL INVESTMENT COMPANIES                                                              $         398,859,029
                                                                                           -------------------
Total Investments                                                                       $         398,859,029
Other Assets in Excess of Liabilities, Net - 0.01%                                                     59,375
                                                                                           -------------------
TOTAL NET ASSETS - 100.00%                                                              $         398,918,404
                                                                                           ===================
                                                                                           -------------------

                                                                                           ===================

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $          84,758,267
Unrealized Depreciation                                     (5,800,703)
                                                     -------------------
Net Unrealized Appreciation (Depreciation)                   78,957,564
Cost for federal income tax purposes                        319,901,465


Portfolio Summary (unaudited)
---------------------------------------------------- -------------------
Fund Type                                                       Percent
---------------------------------------------------- -------------------
Domestic Equity Funds                                            73.99%
Fixed Income Funds                                               14.08%
International Equity Funds                                       11.92%
Other Assets in Excess of Liabilities, Net                        0.01%
                                                     -------------------
TOTAL NET ASSETS                                                100.00%
                                                     ===================

Affiliated Securities

                                         December 31, 2006              Purchases(a)              Sales(a)        March 31, 2007
                                      --------------------------------------------------  --------------------------------------
                                       Shares          Cost      Shares        Cost     Shares     Proceeds     Shares       Cost
                                      ---------- ------------------------ --------------------  ------------ ---------- ------------
Diversified International Account             - $          -   2,395,188 $43,238,913   598,402 $ 12,331,341  1,796,786 $ 30,643,107

Equity Income Account I                       -            -   3,870,481  52,413,233   145,266    2,868,131  3,725,215   49,565,709

Growth Account                                -            -   5,906,895  83,673,973   135,828    1,996,283  5,771,067   79,900,850

High Yield Fund II                            -            -   1,241,136   9,362,710    54,124      477,280  1,187,012    8,886,546
Income Account                                -            -   1,678,513  16,105,736    79,845      854,124  1,598,668   15,262,085

International Emerging Markets Account        -            -     424,752   9,019,508    13,064      280,627    411,688    8,736,781

LargeCap Blend Account                        -            -   5,310,153  54,667,486   823,696   10,378,688  4,486,457   45,337,056

MidCap Stock Account                          -            -   1,510,060  15,627,792   307,958    5,584,334  1,202,102   12,004,939

Mortgage Securities Account                   -            -   2,836,026  28,654,121   133,682    1,405,830  2,702,344   27,222,389

Real Estate Securities Account                -            -     833,538  18,498,474   331,132    8,864,461    502,406    9,845,678

SmallCap Growth Account                       -            -   1,011,786   6,426,255    78,646      867,821    933,140    5,745,964
SmallCap Value Account                        -            -     706,888  12,754,154   210,435    3,936,074    496,453    8,791,511

West Coast Equity Account                     -            -   1,335,181  20,179,415   295,539    7,152,447  1,039,642   14,927,826

WM High Yield Fund                    1,174,208    8,774,175       8,269      72,026 1,182,477    8,846,158          -            -
WM VT Equity Income Fund              3,395,910   43,090,304           -           - 3,395,910   43,096,947          -            -

WM VT Growth & Income Fund            3,198,057   53,098,447      39,926     806,896 3,237,983   53,914,536          -            -

WM VT Growth Fund                     5,519,663   77,981,472       9,464     138,086 5,529,127   78,066,782          -            -

WM VT Income Fund                     1,486,627   14,078,969           -           - 1,486,627   14,078,951          -            -

WM VT International Growth Fund       2,399,860   28,947,831     474,439   6,964,768 2,874,299   35,922,268          -            -

WM VT Mid Cap Stock Fund              1,505,941   15,551,535           -           - 1,505,941   15,558,049          -            -

WM VT REIT Fund                         817,370    8,173,697     388,328   5,432,711 1,205,698   13,637,310          -            -

WM VT Small Cap Growth Fund           1,054,894    6,393,210           -           - 1,054,894    6,393,210          -            -
WM VT Small Cap Value Fund              939,388    9,400,507     169,596   1,773,974 1,108,984   11,176,059          -            -

WM VT US Government Securities Fund   2,825,718   28,546,019           -           - 2,825,718   28,545,587          -            -

WM VT West Coast Equity Fund          1,331,568   20,090,449           -           - 1,331,568   20,094,190          -            -

                                                 ------------             -----------           ------------            ------------
                                                $314,126,615             $385,810,231          $386,327,488            $316,870,441
                                                 ============             ===========           ============            ============
                                                 ------------             -----------           ------------            ------------

                                                 ============             ===========           ============            ============


(a) Purchases of the Principal Variable Contracts Fund, Inc. and sales of the WM Variable Trust Funds include activity from the acquisition of the WM Variable Trust Funds by the Principal Variable Contracts Fund, Inc.



                                          Income Distribution from        Realized Gain/Loss          Realized Gain/Loss from
                                         Other Investment Companies         on Investments          Other Investment Companies
                                         ----------------------            -------------           -----------------
Diversified International Account     $                      -            $    -264,465           $               -

Equity Income Account I                                      -                   20,607                           -
Growth Account                                               -               -1,776,840                           -
High Yield Fund II                                     203,139                    1,116                           -
Income Account                                               -                   10,473                           -
International Emerging Markets Account                       -                   -2,100                           -

LargeCap Blend Account                                       -                1,048,258                           -
MidCap Stock Account                                         -                1,961,481                           -
Mortgage Securities Account                                  -                  -25,902                           -
Real Estate Securities Account                               -                  211,665                           -
SmallCap Growth Account                                      -                  187,530                           -
SmallCap Value Account                                       -                  -26,569                           -
West Coast Equity Account                                    -                1,900,858                           -
WM High Yield Fund                                      15,490                      -43                           -
WM VT Equity Income Fund                                     -                    6,643                           -
WM VT Growth & Income Fund                             805,910                    9,193                           -
WM VT Growth Fund                                      137,992                  -52,776                           -
WM VT Income Fund                                            -                      -18                           -
WM VT International Growth Fund                        827,949                    9,669                   6,124,424

WM VT Mid Cap Stock Fund                                     -                    6,514                           -
WM VT REIT Fund                                        427,484                   30,902                   4,985,955
WM VT Small Cap Growth Fund                                  -                        -                           -
WM VT Small Cap Value Fund                             224,514                    1,578                   1,547,172
WM VT US Government Securities Fund                          -                     -432                           -

WM VT West Coast Equity Fund                                 -                    3,741                           -

                                         ----------------------            -------------           -----------------
                                      $              2,642,478            $   3,261,083           $      12,657,551
                                         ======================            =============           =================

Schedule of Investments
March 31, 2007 (unaudited)
SAM Flexible Income Portfolio
                                                                           Shares
                                                                            Held                        Value
                                                                  -------------------- ------- -------------------
INVESTMENT COMPANIES (100.03%)
Principal Investors Fund, Inc. Institutional Class (6.63%)
High Yield Fund II (a)                                                     1,377,702       $          12,123,780

                                                                                                      12,123,780
                                                                                               -------------------
Principal Variable Contracts Fund, Inc.  Class 1 (93.40%)
Equity Income Account I (a)                                                   503,883                   9,916,416
Growth Account (a)(b)                                                         928,550                  13,677,549
Income Account (a)                                                          4,247,014                  45,570,464
LargeCap Blend Account (a)(b)                                                 813,367                  10,158,948
MidCap Stock Account (a)                                                      233,750                   4,305,674
Mortgage Securities Account (a)                                             5,421,507                  57,305,326
Real Estate Securities Account (a)(b)                                          80,323                   2,137,387
Short Term Income Account (a)                                               8,488,392                  21,645,399
SmallCap Growth Account (a)(b)                                                163,907                   1,843,951
SmallCap Value Account (a)(b)                                                  96,338                   1,829,465
West Coast Equity Account (a)                                                  94,443                   2,302,521
                                                                                                      170,693,100

                                                                                               -------------------
TOTAL INVESTMENT COMPANIES                                                                  $         182,816,880
                                                                                               -------------------
Total Investments                                                                           $         182,816,880
Liabilities in Excess of Other Assets, Net - (0.03)%                                                     (63,498)
                                                                                               -------------------
TOTAL NET ASSETS - 100.00%                                                                  $         182,753,382
                                                                                               ===================
                                                                                               -------------------

                                                                                               ===================

(a)  Affiliated Security
(b)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $          21,846,845
Unrealized Depreciation                                  (220,389)
                                                -------------------
Net Unrealized Appreciation (Depreciation)              21,626,456
Cost for federal income tax purposes                   161,190,424


Portfolio Summary (unaudited)
----------------------------------------------- -------------------
Fund Type                                                  Percent
----------------------------------------------- -------------------
Fixed Income Funds                                          74.77%
Domestic Equity Funds                                       25.26%
Liabilities in Excess of Other Assets, Net                (-0.03%)
                                                -------------------
TOTAL NET ASSETS                                           100.00%
                                                ===================

Affiliated Securities

                                    December 31, 2006              Purchases(a)                 Sales(a)            March 31, 2007
                               ------------------------------------------------------  -------------------------  ------------------
                               Shares            Cost        Shares          Cost        Shares      Proceeds      Shares      Cost
                               ------------  ------------------------   -----------  -----------  ------------  --------- ----------
Equity Income Account I                  -  $          -    522,898 $   6,653,289       19,015  $    374,455    503,883 $  6,279,916
Growth Account                           -             -    966,190    10,796,757       37,640       551,322    928,550   10,237,367

High Yield Fund II                       -             -  1,451,593    10,586,089       73,891       651,447  1,377,702    9,970,710

Income Account                           -             -  4,477,296    44,771,084      230,282     2,460,559  4,247,014   42,364,110

LargeCap Blend Account                   -             -    918,558     7,612,658      105,191     1,323,373    813,367    6,545,404
MidCap Stock Account                     -             -    308,814     3,333,413       75,064     1,360,982    233,750    2,470,961
Mortgage Securities Account              -             -  5,707,978    59,146,055      286,471     3,010,985  5,421,507   56,077,359

Real Estate Securities Account           -             -     83,833     1,817,606        3,510        96,599     80,323    1,721,002
Short Term Income Account                -             -  8,934,202    22,480,047      445,810     1,131,986  8,488,392   21,320,669

SmallCap Growth Account                  -             -    194,988       972,411       31,081       341,142    163,907      802,484
SmallCap Value Account                   -             -    117,043     2,099,913       20,705       384,666     96,338    1,716,052
West Coast Equity Account                -             -    105,122     1,320,627       10,679       259,379     94,443    1,171,708
WM High Yield Fund               1,427,830    10,376,774     10,202        88,858    1,438,032    10,465,632          -            -

WM VT Equity Income Fund           442,423     5,074,971          -             -      442,423     5,074,971          -            -
WM VT Growth & Income Fund         554,994     7,377,966      6,920       139,859      561,914     7,517,825          -            -
WM VT Growth Fund                  923,910    10,183,354      1,583        23,098      925,493    10,206,452          -            -

WM VT Income Fund                4,423,594    44,202,308          -             -    4,423,594    44,202,308          -            -

WM VT Mid Cap Stock Fund           308,381     3,325,423          -             -      308,381     3,325,423          -            -
WM VT REIT Fund                     95,928       959,280     45,413       635,331      141,341     1,594,611          -            -
WM VT Short Term Income Fund     8,831,301    22,220,460          -             -    8,831,301    22,220,460          -            -

WM VT Small Cap Growth Fund        203,515       968,415          -             -      203,515       968,415          -            -
WM VT Small Cap Value Fund         176,401     1,763,226     31,806       332,692      208,207     2,095,918          -            -
WM VT US Government Securities   5,636,978    58,404,440          -             -    5,636,978    58,404,440          -            -
  Fund
WM VT West Coast Equity Fund       104,959     1,316,631          -             -      104,959     1,316,631          -            -

                                             ------------              -----------               ------------            -----------
                                            $166,173,248            $  172,809,787              $179,339,981            $160,677,742
                                             ============              ===========               ============            ===========
                                             ------------              -----------               ------------            -----------

                                             ============              ===========               ============            ===========

(a) Purchases of the Principal Variable Contracts Fund, Inc. and sales of the WM Variable Trust Funds include activity from the acquisition of the WM Variable Trust Funds by the Principal Variable Contracts Fund, Inc.


                               Income Distribution from          Realized Gain/Loss          Realized Gain/Loss from
                              Other Investment Companies           on Investments          Other Investment Companies
                                        -----------              -------------               -----------------
Equity Income Account I                $         -            $         1,082               $               -
Growth Account                                   -                     -8,068                               -
High Yield Fund II                         238,607                     36,068                               -
Income Account                                   -                     53,585                               -
LargeCap Blend Account                           -                    256,119                               -
MidCap Stock Account                             -                    498,530                               -
Mortgage Securities Account                      -                    -57,711                               -
Real Estate Securities Account                   -                         -5                               -
Short Term Income Account                        -                    -27,392                               -
SmallCap Growth Account                          -                    171,215                               -
SmallCap Value Account                           -                        805                               -
West Coast Equity Account                        -                    110,460                               -
WM High Yield Fund                          18,829                          -                               -
WM VT Equity Income Fund                         -                          -                               -
WM VT Growth & Income Fund                 139,859                          -                               -
WM VT Growth Fund                           23,098                          -                               -
WM VT Income Fund                                -                          -                               -
WM VT Mid Cap Stock Fund                         -                          -                               -
WM VT REIT Fund                             50,170                          -                         585,161
WM VT Short Term Income Fund                     -                          -                               -

WM VT Small Cap Growth Fund                      -                          -                               -
WM VT Small Cap Value Fund                  42,160                          -                         290,532
WM VT US Government Securities Fund              -                          -                               -

WM VT West Coast Equity Fund                     -                          -                               -

                                        -----------              -------------               -----------------
                                       $   512,723            $     1,034,688               $         875,693
                                        ===========              =============               =================

Schedule of Investments
March 31, 2007 (unaudited)
SAM Strategic Growth Portfolio
                                                                        Shares
                                                                         Held                        Value
                                                                -------------------- ------- -------------------
INVESTMENT COMPANIES (99.74%)
Principal Investors Fund, Inc. Institutional Class (4.02%)
High Yield Fund II (a)                                                   1,001,497       $           8,813,176

                                                                                                     8,813,176
                                                                                             -------------------
Principal Variable Contracts Fund, Inc.  Class 1 (95.72%)
Diversified International Account (a)(b)                                  1,098,007                  23,486,360
Equity Income Account I (a)                                               2,189,525                  43,089,856
Growth Account (a)(b)                                                     3,500,347                  51,560,108
International Emerging Markets Account (a)(b)                               250,426                   5,549,438
LargeCap Blend Account (a)(b)                                             2,784,500                  34,778,410
MidCap Stock Account (a)                                                    800,176                  14,739,237
Real Estate Securities Account (a)(b)                                       302,409                   8,047,111
SmallCap Growth Account (a)(b)                                              559,235                   6,291,395
SmallCap Value Account (a)(b)                                               297,679                   5,652,932
West Coast Equity Account (a)                                               684,064                  16,677,488
                                                                                                    209,872,335
                                                                                             -------------------
TOTAL INVESTMENT COMPANIES                                                                $         218,685,511
                                                                                             -------------------
Total Investments                                                                         $         218,685,511
Other Assets in Excess of Liabilities, Net - 0.26%                                                      580,054
                                                                                             -------------------
TOTAL NET ASSETS - 100.00%                                                                $         219,265,565
                                                                                             ===================
                                                                                             -------------------

                                                                                             ===================

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                     $          43,259,695
Unrealized Depreciation                               (2,417,733)
                                               -------------------
Net Unrealized Appreciation (Depreciation)             40,841,962
Cost for federal income tax purposes                  177,843,549


Portfolio Summary (unaudited)
---------------------------------------------- -------------------
Fund Type                                                 Percent
---------------------------------------------- -------------------
Domestic Equity Funds                                      82.48%
International Equity Funds                                 13.24%
Fixed Income Funds                                          4.02%
Other Assets in Excess of Liabilities, Net                  0.26%
                                               -------------------
TOTAL NET ASSETS                                          100.00%
                                               ===================

Affiliated Securities

                                       December 31, 2006          Purchases(a)                 Sales(a)             March 31, 2007
                                 ------------------------- -------------------------  ------------------------ ---------------------
                                 Shares         Cost        Shares           Cost       Shares      Proceeds     Shares      Cost
                                 -----------  ------------ ----------    -----------  ----------  ------------ ---------  ----------
Diversified International Account         -  $          -  1,279,563  $ 23,479,229     181,556  $  3,723,791  1,098,007 $ 19,428,652

Equity Income Account I                   -             -  2,291,884    34,233,019     102,359     2,017,992  2,189,525   32,218,768

Growth Account                            -             -  3,580,005    50,061,196      79,658     1,164,537  3,500,347   47,917,237

High Yield Fund II                        -             -  1,048,328     8,342,307      46,831       411,893  1,001,497    7,930,141
International Emerging Markets            -             -    256,579     5,447,297       6,153       130,936    250,426    5,313,656
  Account
LargeCap Blend Account                    -             -  3,050,234    32,280,364     265,734     3,340,542  2,784,500   29,170,733

MidCap Stock Account                      -             -  1,027,701    11,641,714     227,525     4,121,360    800,176    8,223,089

Real Estate Securities Account            -             -    352,263     7,834,606      49,854     1,376,037    302,409    6,468,432
SmallCap Growth Account                   -             -    596,294     4,248,892      37,059       406,812    559,235    3,846,378
SmallCap Value Account                    -             -    360,429     6,525,768      62,750     1,170,064    297,679    5,315,384
West Coast Equity Account                 -             -    838,449    13,460,241     154,385     3,734,952    684,064   10,232,078

WM High Yield Fund                  993,897     7,863,481      7,009        61,047   1,000,906     7,924,346          -            -
WM VT Equity Income Fund          1,912,486    26,786,123          -             -   1,912,486    26,792,710          -            -

WM VT Growth & Income Fund        1,794,010    30,496,498     22,370       452,091   1,816,380    30,956,370          -            -

WM VT Growth Fund                 3,409,658    47,596,790      5,842        85,241   3,415,500    47,633,593          -            -

WM VT International Growth Fund   1,454,402    18,390,808    287,015     4,213,380   1,741,417    22,608,985          -            -

WM VT Mid Cap Stock Fund            973,416    10,645,102          -             -     973,416    10,653,630          -            -

WM VT REIT Fund                     438,644     4,774,221    207,658     2,905,141     646,302     7,697,240          -            -
WM VT Small Cap Growth Fund         589,485     3,894,904          -             -     589,485     3,894,904          -            -
WM VT Small Cap Value Fund          525,060     5,299,208     94,671       990,263     619,731     6,290,984          -            -
WM VT West Coast Equity Fund        796,328    12,429,480          -             -     796,328    12,430,767          -            -

                                              ------------              -----------              ------------           ------------
                                             $168,176,615             $ 206,261,796             $198,482,445            $176,064,548
                                              ============              ===========              ============           ============
                                              ------------              -----------              ------------           ------------

                                              ============              ===========              ============           ============


(a) Purchases of the Principal Variable Contracts Fund, Inc. and sales of the WM Variable Trust Funds include activity from the acquisition of the WM Variable Trust Funds by the Principal Variable Contracts Fund, Inc.



                                         Income Distribution from     Realized Gain/Loss    Realized Gain/Loss from
                                        Other Investment Companies      on Investments    Other Investment Companies
                                                  ------------------  ----------------    ------------------
Diversified International Account              $                  -  $       -326,786    $                -

Equity Income Account I                                           -             3,741                     -
Growth Account                                                    -          -979,422                     -
High Yield Fund II                                          170,227              -273                     -
International Emerging Markets Account                            -            -2,705                     -

LargeCap Blend Account                                            -           230,911                     -
MidCap Stock Account                                              -           702,735                     -
Real Estate Securities Account                                    -             9,863                     -
SmallCap Growth Account                                           -             4,298                     -
SmallCap Value Account                                            -           -40,320                     -
West Coast Equity Account                                         -           506,789                     -
WM High Yield Fund                                           13,117              -182                     -
WM VT Equity Income Fund                                          -             6,587                     -
WM VT Growth & Income Fund                                  452,091             7,781                     -
WM VT Growth Fund                                            85,241           -48,438                     -
WM VT International Growth Fund                             501,766             4,797             3,711,614

WM VT Mid Cap Stock Fund                                          -             8,528                     -
WM VT REIT Fund                                             229,411            17,878             2,675,730
WM VT Small Cap Growth Fund                                       -                 -                     -
WM VT Small Cap Value Fund                                  125,489             1,513               864,774
WM VT West Coast Equity Fund                                      -             1,287                     -

                                                  ------------------  ----------------    ------------------
                                               $          1,577,342  $        108,582    $        7,252,118
                                                  ==================  ================    ==================

Schedule of Investments
March 31, 2007 (unaudited)
Short-Term Bond Account
                                                                           Principal
                                                                            Amount                       Value
                                                                        ------------- ------- -------------------
BONDS (90.79%)
Advertising Services (0.12%)
Advanstar Communications Inc
10.75%, 8/15/2010                                                    $       150,000       $             162,375
                                                                                              -------------------

Aerospace & Defense (0.02%)
Raytheon Co
6.75%, 8/15/2007                                                              29,000                      29,124
                                                                                              -------------------

Aerospace & Defense Equipment (0.04%)
Sequa Corp
9.00%, 8/ 1/2009                                                              55,000                      58,025
                                                                                              -------------------

Agricultural Operations (0.23%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                            300,000                     295,198
                                                                                              -------------------

Airlines (0.12%)
American Airlines Inc
7.25%, 2/ 5/2009                                                             150,000                     152,625
                                                                                              -------------------

Apparel Manufacturers (0.17%)
Levi Strauss & Co
12.25%, 12/15/2012                                                           200,000                     219,500
                                                                                              -------------------

Appliances (0.08%)
Whirlpool Corp
5.85%, 6/15/2009 (a)                                                         100,000                     100,274
                                                                                              -------------------

Asset Backed Securities (4.11%)
Carrington Mortgage Loan Trust
5.60%, 12/25/2035 (a)(b)                                                     500,000                     499,408
Chase Funding Mortgage Loan Asset-Backed Certificates
4.21%, 3/25/2029                                                               5,935                       5,913
5.55%, 12/25/2033 (a)                                                         49,315                      49,349
Citigroup Mortgage Loan Trust Inc
5.57%, 7/25/2035 (a)                                                         650,000                     650,642
5.56%, 8/25/2035 (a)(b)                                                      382,234                     382,978
Countrywide Asset-Backed Certificates
4.32%, 10/25/2035 (a)                                                         69,335                      69,080
5.57%, 4/25/2036 (a)(b)                                                      300,000                     300,280
5.82%, 2/25/2037 (c)                                                         325,000                     325,000
6.02%, 9/25/2046 (a)                                                         900,000                     903,911
Countrywide Home Equity Loan Trust
5.55%, 12/15/2035 (a)(b)                                                      93,924                      93,992
5.56%, 2/15/2036 (a)(b)                                                      250,000                     249,999

Asset Backed Securities
Encore Credit Receivables Trust
5.52%, 2/25/2035 (a)                                                          41,607                      41,615
Equity One ABS Inc
4.26%, 7/25/2034 (a)                                                          35,844                      35,706
First-Citizens Home Equity Loan LLC
5.53%, 9/15/2022 (a)(d)                                                       89,669                      89,308
GMAC Mortgage Corp Loan Trust
5.50%, 8/25/2035 (a)                                                         200,000                     200,054
Great America Leasing Receivables
5.39%, 9/15/2011 (d)                                                         490,000                     492,900
Lehman XS Trust
5.98%, 11/25/2035 (a)(b)                                                     301,021                     301,775
Nomura Asset Acceptance Corp
5.55%, 6/25/2035 (a)                                                          14,562                      14,564
5.54%, 1/25/2036 (a)(d)                                                      339,754                     339,807
Popular ABS Mortgage Pass-Through Trust
5.58%, 11/25/2035 (a)(b)                                                     250,000                     250,182
Residential Asset Mortgage Products Inc
5.55%, 12/25/2034 (a)                                                         13,189                      13,189
SACO I Inc
5.59%, 4/25/2035 (a)                                                           2,964                       2,964
Saxon Asset Securities Trust
5.66%, 12/26/2034 (a)(b)                                                      48,904                      48,924
Specialty Underwriting & Residential Finance
5.63%, 7/25/2035 (a)                                                           7,714                       7,715
                                                                                              -------------------
                                                                                            5,369,255
                                                                                              -------------------
Auto - Car & Light Trucks (0.52%)
DaimlerChrysler NA Holding Corp
4.75%, 1/15/2008                                                             100,000                      99,529
4.05%, 6/ 4/2008                                                             200,000                     196,998
5.77%, 3/13/2009 (a)                                                         150,000                     150,456
5.88%, 3/15/2011                                                             225,000                     229,312
                                                                                              -------------------
                                                                                              676,295
                                                                                              -------------------
Auto/Truck Parts & Equipment - Original (0.21%)
Tenneco Inc
10.25%, 7/15/2013                                                            250,000                     272,500
                                                                                              -------------------

Automobile Sequential (0.53%)
Capital Auto Receivables Asset Trust
5.69%, 6/15/2010 (a)                                                         100,000                     100,409
Carss Finance LP
6.27%, 1/15/2011 (a)(d)                                                       50,558                      50,756
Chase Manhattan Auto Owner Trust
2.06%, 12/15/2009                                                            181,064                     180,811
Ford Credit Auto Owner Trust
5.47%, 9/15/2012 (a)                                                         200,000                     200,186
WFS Financial Owner Trust
4.50%, 5/17/2013                                                             160,000                     158,650
                                                                                              -------------------
                                                                                              690,812
                                                                                              -------------------
Beverages - Non-Alcoholic (0.16%)
Panamerican Beverages Inc
7.25%, 7/ 1/2009                                                             200,000                     207,800
                                                                                              -------------------

Brewery (0.40%)
Coors Brewing Co
6.38%, 5/15/2012                                                             300,000                     312,354

Brewery
SABMiller PLC
6.20%, 7/ 1/2011 (d)                                                         200,000                     206,508
                                                                                              -------------------
                                                                                              518,862
                                                                                              -------------------
Building - Residential & Commercial (0.16%)
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                           200,000                     203,000
                                                                                              -------------------

Building & Construction Products - Miscellaneous (0.25%)
CRH America Inc
6.95%, 3/15/2012                                                             200,000                     212,582
Masco Corp
5.88%, 7/15/2012                                                             111,000                     112,447
                                                                                              -------------------
                                                                                              325,029

                                                                                              -------------------
Building Products - Wood (0.23%)
Masco Corp
5.65%, 3/12/2010                                                             300,000                     299,956
                                                                                              -------------------

Cable TV (0.58%)
Comcast Corp
5.45%, 11/15/2010                                                            145,000                     146,271
COX Communications Inc
4.63%, 1/15/2010                                                             250,000                     246,619
7.13%, 10/ 1/2012                                                            150,000                     161,713
CSC Holdings Inc
7.88%, 12/15/2007                                                            125,000                     126,406
Rogers Cable Inc
7.88%, 5/ 1/2012                                                              75,000                      81,563
                                                                                              -------------------
                                                                                              762,572
                                                                                              -------------------
Casino Hotels (0.08%)
MGM Mirage
9.75%, 6/ 1/2007                                                             100,000                     100,500
                                                                                              -------------------

Cellular Telecommunications (0.83%)
America Movil SA de CV
5.99%, 4/27/2007 (a)                                                         200,000                     200,000
5.45%, 6/27/2008 (a)(b)(d)                                                   175,000                     175,000
Rogers Wireless Inc
8.48%, 12/15/2010 (a)                                                         75,000                      76,500
7.25%, 12/15/2012                                                            100,000                     106,875
Vodafone Group PLC
5.69%, 6/15/2011 (a)(b)                                                      225,000                     226,014
5.35%, 2/27/2012                                                             300,000                     300,764
                                                                                              -------------------
                                                                                            1,085,153
                                                                                              -------------------
Chemicals - Diversified (0.19%)
Chevron Phillips Chemical Co LLC
5.38%, 6/15/2007                                                              25,000                      24,987
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                            100,000                     105,500
Huntsman LLC
11.50%, 7/15/2012                                                            100,000                     111,750
                                                                                              -------------------
                                                                                              242,237
                                                                                              -------------------
Chemicals - Specialty (0.14%)
Millennium America Inc
9.25%, 6/15/2008                                                              75,000                      77,812

Chemicals - Specialty
Rhodia SA
8.88%, 6/ 1/2011                                                             100,000                     104,250
                                                                                              -------------------
                                                                                              182,062
                                                                                              -------------------
Coatings & Paint (0.05%)
Valspar Corp
6.00%, 5/ 1/2007                                                              70,000                      70,019
                                                                                              -------------------

Commercial Banks (0.40%)
Glitnir Banki HF
5.52%, 10/15/2008 (a)(d)                                                     100,000                      99,860
HSBC America Capital Trust I
7.81%, 12/15/2026 (d)                                                        175,000                     182,440
VTB Capital SA for Vneshtorgbank
6.10%, 9/21/2007 (a)(d)                                                      100,000                     100,120
Wachovia Bank NA/Charlotte NC
7.88%, 2/15/2010                                                             125,000                     134,457
                                                                                              -------------------
                                                                                              516,877
                                                                                              -------------------
Commercial Services - Finance (0.01%)
Equifax Inc
4.95%, 11/ 1/2007                                                             15,000                      14,941
                                                                                              -------------------

Computer Services (0.05%)
Sungard Data Systems Inc
3.75%, 1/15/2009                                                              75,000                      72,000
                                                                                              -------------------

Computers - Memory Devices (0.08%)
Seagate Technology HDD Holdings
6.38%, 10/ 1/2011 (e)                                                        100,000                     100,000
                                                                                              -------------------

Containers - Metal & Glass (0.15%)
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                                             188,000                     191,760
                                                                                              -------------------

Credit Card Asset Backed Securities (1.04%)
Bank One Issuance Trust
5.69%, 12/15/2010 (a)(b)                                                     150,000                     150,477
Chase Credit Card Master Trust
5.65%, 1/17/2011 (a)                                                         225,000                     225,945
Citibank Credit Card Issuance Trust
5.68%, 6/25/2009 (a)                                                         100,000                     100,077
6.49%, 12/15/2009 (a)(b)                                                     425,000                     427,490
Citibank Credit Card Master Trust I
5.88%, 3/10/2011                                                             200,000                     203,272
Discover Card Master Trust I
5.15%, 10/15/2009                                                            150,000                     149,992
5.50%, 4/16/2010 (a)                                                         100,000                     100,016
                                                                                              -------------------
                                                                                            1,357,269
                                                                                              -------------------
Cruise Lines (0.15%)
Royal Caribbean Cruises Ltd
6.75%, 3/15/2008                                                             200,000                     201,758
                                                                                              -------------------

Data Processing & Management (0.12%)
Fidelity National Information Services
4.75%, 9/15/2008                                                             155,000                     152,113
                                                                                              -------------------


Diversified Manufacturing Operations (0.08%)
Tyco International Group SA
6.13%, 1/15/2009                                                             100,000                     101,809
                                                                                              -------------------

Drug Delivery Systems (0.18%)
Hospira Inc
5.55%, 3/30/2012                                                             235,000                     235,093
                                                                                              -------------------

Electric - Generation (0.17%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                                            62,000                      66,495
Indiantown Cogeneration LP
9.26%, 12/15/2010                                                            150,885                     158,912
                                                                                              -------------------
                                                                                              225,407
                                                                                              -------------------
Electric - Integrated (2.90%)
Arizona Public Service Co
6.38%, 10/15/2011                                                            175,000                     181,495
Constellation Energy Group Inc
6.13%, 9/ 1/2009                                                             385,000                     392,349
Dominion Resources Inc/VA
5.65%, 9/28/2007 (a)                                                         145,000                     145,055
5.69%, 5/15/2008                                                             125,000                     125,291
DTE Energy Co
5.63%, 8/16/2007 (b)                                                         250,000                     250,185
6.65%, 4/15/2009                                                             175,000                     179,833
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                              75,000                      73,508
6.09%, 12/ 8/2008 (a)(d)                                                      90,000                      90,223
Entergy Louisiana LLC
5.83%, 11/ 1/2010                                                            150,000                     149,904
Exelon Corp
4.45%, 6/15/2010                                                             175,000                     169,971
Georgia Power Co
5.54%, 2/17/2009 (a)                                                          40,000                      40,088
Integrys Energy Group Inc
7.00%, 11/ 1/2009                                                            325,000                     338,642
Ipalco Enterprises Inc
8.38%, 11/14/2008 (a)                                                         75,000                      77,438
Northeast Utilities
3.30%, 6/ 1/2008                                                             100,000                      97,812
Pepco Holdings Inc
5.50%, 8/15/2007                                                              25,000                      24,990
PSEG Power LLC
3.75%, 4/ 1/2009                                                             300,000                     291,219
Public Service Co of Colorado
4.38%, 10/ 1/2008                                                             70,000                      69,163
Scottish Power PLC
4.91%, 3/15/2010                                                             150,000                     148,845
Tampa Electric Co
5.38%, 8/15/2007                                                             150,000                     149,956
TECO Energy Inc
6.13%, 5/ 1/2007                                                             100,000                     100,000
Texas-New Mexico Power Co
6.13%, 6/ 1/2008                                                             100,000                     100,284
TXU Electric Delivery Co
5.00%, 9/ 1/2007                                                             170,000                     169,699
5.73%, 9/16/2008 (d)                                                          80,000                      79,988
TXU Energy Co LLC
6.13%, 3/15/2008 (e)                                                         100,000                     100,686

Electric - Integrated
TXU Energy Co LLC (continued)
5.85%, 9/16/2008 (d)                                                         250,000                     249,980
                                                                                              -------------------
                                                                                            3,796,604
                                                                                              -------------------
Electronic Components - Miscellaneous (0.15%)
Jabil Circuit Inc
5.88%, 7/15/2010                                                             200,000                     198,955
                                                                                              -------------------

Electronic Components - Semiconductors (0.26%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                             135,000                     138,598
Hynix Semiconductor Manufacturing America Inc
8.63%, 5/15/2007 (d)                                                         200,000                     200,357
                                                                                              -------------------
                                                                                              338,955
                                                                                              -------------------
Electronic Connectors (0.10%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                                             125,000                     125,943
                                                                                              -------------------

Finance - Auto Loans (0.23%)
Ford Motor Credit Co
9.88%, 8/10/2011                                                             100,000                     105,900
GMAC LLC
6.31%, 11/30/2007                                                             50,000                      49,777
6.00%, 12/15/2011                                                             65,000                      63,044
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (d)                                                          90,000                      88,120
                                                                                              -------------------
                                                                                              306,841
                                                                                              -------------------
Finance - Commercial (0.34%)
CIT Group Inc
5.59%, 4/27/2011 (a)                                                         200,000                     199,976
5.80%, 7/28/2011                                                             100,000                     101,824
6.10%, 3/15/2067                                                              50,000                      48,195
Textron Financial Corp
6.81%, 11/15/2007 (a)                                                        100,000                     100,921
                                                                                              -------------------
                                                                                              450,916
                                                                                              -------------------
Finance - Consumer Loans (0.50%)
American General Finance Corp
4.88%, 5/15/2010                                                             125,000                     124,499
HSBC Finance Corp
5.64%, 11/16/2009 (a)(b)                                                     300,000                     301,519
5.70%, 9/14/2012 (a)                                                         150,000                     150,638
SLM Corp
3.74%, 3/ 2/2009 (a)                                                          75,000                      72,308
                                                                                              -------------------
                                                                                              648,964
                                                                                              -------------------
Finance - Credit Card (0.19%)
Capital One Bank
5.75%, 9/15/2010                                                             250,000                     253,442
                                                                                              -------------------

Finance - Investment Banker & Broker (1.20%)
Bear Stearns Cos Inc/The
5.55%, 11/28/2011 (a)                                                        400,000                     399,022
Goldman Sachs Group Inc/The
5.55%, 3/ 2/2010 (a)                                                          75,000                      75,231
6.88%, 1/15/2011                                                             125,000                     132,151
5.54%, 2/ 6/2012                                                             150,000                     149,709
Lehman Brothers Holdings Inc
5.61%, 11/10/2009 (a)                                                        100,000                     100,386

Finance - Investment Banker & Broker
Merrill Lynch & Co Inc
5.61%, 2/ 6/2009 (a)(b)                                                      180,000                     180,574
3.70%, 3/ 2/2009 (a)                                                          40,000                      38,712
5.58%, 2/ 5/2010 (a)                                                          50,000                      50,132
Morgan Stanley
5.64%, 1/15/2010 (a)                                                         165,000                     165,778
5.63%, 1/ 9/2012                                                             275,000                     278,613
                                                                                              -------------------
                                                                                            1,570,308
                                                                                              -------------------
Finance - Leasing Company (0.25%)
Case Credit Corp
6.75%, 10/21/2007                                                            100,000                     100,375
International Lease Finance Corp
5.76%, 1/15/2010 (a)                                                         225,000                     226,475
                                                                                              -------------------
                                                                                              326,850
                                                                                              -------------------
Finance - Mortgage Loan/Banker (2.94%)
Countrywide Financial Corp
5.62%, 12/19/2008 (a)                                                        105,000                     105,052
Fannie Mae
5.62%, 2/25/2032 (a)(b)                                                      226,405                     227,298
Fannie Mae Whole Loan
5.52%, 5/25/2035 (a)                                                         138,023                     138,459
Freddie Mac
5.13%, 12/15/2013                                                            314,279                     311,787
5.50%, 1/15/2017                                                             205,775                     205,695
4.00%, 1/15/2022                                                             135,624                     134,711
5.77%, 6/15/2023 (a)                                                          93,552                      94,584
5.62%, 10/15/2034 (a)                                                         83,412                      83,499
Ginnie Mae
4.51%, 6/ 6/2011 (c)                                                         325,000                     320,277
1.83%, 10/16/2012 (a)                                                      4,312,846                     184,162
3.96%, 6/16/2031 (c)                                                       1,000,000                     969,063
1.13%, 2/16/2047 (c)                                                       8,150,000                     519,563
0.85%, 3/ 6/2047 (c)                                                       2,425,000                     158,762
Residential Capital LLC
6.73%, 6/29/2007 (a)                                                         190,000                     190,212
5.84%, 6/ 9/2008 (a)(b)                                                      100,000                      98,993
6.50%, 4/17/2013                                                             105,000                     104,003
                                                                                              -------------------
                                                                                            3,846,120
                                                                                              -------------------
Finance - Other Services (0.26%)
Alamosa Delaware Inc
8.50%, 1/31/2012                                                             100,000                     105,890
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (d)                                                        225,000                     236,811
                                                                                              -------------------
                                                                                              342,701
                                                                                              -------------------
Financial Guarantee Insurance (0.14%)
MGIC Investment Corp
5.63%, 9/15/2011                                                             180,000                     181,510
                                                                                              -------------------

Food - Miscellaneous/Diversified (0.30%)
ConAgra Foods Inc
7.88%, 9/15/2010                                                             179,000                     193,772
General Mills Inc
5.49%, 1/22/2010 (a)(b)                                                      200,000                     200,111
                                                                                              -------------------
                                                                                              393,883
                                                                                              -------------------
Food - Retail (0.43%)
Delhaize America Inc
8.13%, 4/15/2011                                                             150,000                     164,075
Food - Retail
Kroger Co/The
6.38%, 3/ 1/2008                                                             225,000                     227,027
Safeway Inc
6.50%, 11/15/2008                                                            100,000                     101,736
5.70%, 3/27/2009 (a)                                                          75,000                      75,113
                                                                                              -------------------
                                                                                              567,951
                                                                                              -------------------
Gas - Distribution (0.46%)
Sempra Energy
4.75%, 5/15/2009                                                             175,000                     173,544
Southern California Gas Co
5.53%, 12/ 1/2009 (a)(b)                                                     125,000                     125,292
Southern Union Co
6.15%, 8/16/2008                                                             150,000                     151,121
7.20%, 11/ 1/2066 (a)                                                        150,000                     151,210
                                                                                              -------------------
                                                                                              601,167
                                                                                              -------------------
Health Care Cost Containment (0.30%)
McKesson Corp
5.25%, 3/ 1/2013                                                             400,000                     398,781
                                                                                              -------------------

Home Equity - Other (6.98%)
ACE Securities Corp
5.53%, 5/25/2035 (a)                                                         147,844                     147,899
5.53%, 8/25/2035 (a)(b)                                                      400,000                     400,082
5.52%, 10/25/2035 (a)(b)                                                     300,000                     300,076
Asset Backed Funding Certificates
5.58%, 2/25/2035 (a)                                                           8,279                       8,280
Bear Stearns Asset Backed Securities Inc
5.92%, 3/25/2034 (a)                                                          72,467                      72,467
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (a)                                                       1,300,000                   1,318,265
5.71%, 11/25/2035 (a)                                                        750,000                     749,799
First NLC Trust
5.55%, 5/25/2035 (a)                                                         119,461                     119,473
5.65%, 5/25/2035 (a)                                                         107,515                     107,187
GMAC Mortgage Corp Loan Trust
4.62%, 6/25/2035 (a)                                                         368,773                     365,212
5.75%, 10/25/2036                                                            500,000                     500,921
GSAA Trust
6.04%, 7/25/2036                                                             400,000                     403,497
Indymac Seconds Asset Backed Trust
5.77%, 5/25/2036 (a)                                                         600,000                     601,272
IXIS Real Estate Capital Trust
5.56%, 12/25/2035 (a)(b)                                                     175,000                     175,134
JP Morgan Mortgage Acquisition Corp
5.58%, 7/25/2035 (a)(b)                                                      500,000                     501,034
MASTR Asset Backed Securities Trust
5.82%, 3/25/2035 (a)                                                         200,000                     199,956
Merrill Lynch Mortgage Investors Inc
5.52%, 2/25/2036 (a)                                                          42,533                      42,593
Morgan Stanley ABS Capital I
5.57%, 9/25/2035 (a)(b)                                                      400,000                     400,350
New Century Home Equity Loan Trust
5.61%, 3/25/2035 (a)                                                          35,011                      35,021
Nomura Home Equity Loan Inc
5.54%, 5/25/2035 (a)                                                         125,000                     125,069
Option One Mortgage Loan Trust
5.54%, 5/25/2035 (a)                                                         145,571                     145,655
5.77%, 3/25/2037                                                             275,000                     274,869
Home Equity - Other
Renaissance Home Equity Loan Trust
5.76%, 8/25/2036 (a)                                                       1,000,000                   1,000,069
Residential Asset Securities Corp
4.47%, 3/25/2032                                                             478,491                     472,459
6.47%, 3/25/2035 (a)                                                          50,000                      49,246
5.52%, 5/25/2035 (a)                                                         109,478                     109,516
5.59%, 7/25/2035 (a)(b)                                                      500,000                     500,787
                                                                                              -------------------
                                                                                            9,126,188
                                                                                              -------------------
Home Equity - Sequential (2.27%)
Countrywide Asset-Backed Certificates
5.68%, 6/25/2035                                                           1,000,000                   1,002,687
5.56%, 4/25/2036                                                             630,000                     626,912
5.51%, 8/25/2036                                                             295,000                     294,943
5.81%, 2/25/2037                                                             650,000                     648,563
New Century Home Equity Loan Trust
4.76%, 11/25/2033                                                            398,842                     395,543
                                                                                              -------------------
                                                                                            2,968,648
                                                                                              -------------------
Hotels & Motels (0.13%)
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007                                                             175,000                     175,135
                                                                                              -------------------

Housewares (0.11%)
Vitro SA de CV
8.63%, 2/ 1/2012 (d)                                                         140,000                     143,500
                                                                                              -------------------

Independent Power Producer (0.12%)
Reliant Energy Inc
9.25%, 7/15/2010                                                             150,000                     158,062
                                                                                              -------------------

Industrial Automation & Robots (0.08%)
Intermec Inc
7.00%, 3/15/2008                                                             100,000                     100,750
                                                                                              -------------------

Insurance Brokers (0.13%)
Marsh & McLennan Cos Inc
5.50%, 7/13/2007 (a)                                                         125,000                     125,025
3.63%, 2/15/2008                                                              50,000                      49,230
                                                                                              -------------------
                                                                                              174,255
                                                                                              -------------------
Investment Companies (0.15%)
Xstrata Finance Canada Ltd
5.50%, 11/16/2011 (d)                                                        200,000                     201,127
                                                                                              -------------------

Investment Management & Advisory Services (0.03%)
Janus Capital Group Inc
5.88%, 9/15/2011                                                              35,000                      35,435
                                                                                              -------------------

Life & Health Insurance (1.18%)
Cigna Corp
7.00%, 1/15/2011                                                             200,000                     211,333
Lincoln National Corp
5.25%, 6/15/2007                                                              20,000                      19,982
6.05%, 4/20/2067                                                             110,000                     107,493
Pacific Life Global Funding
5.58%, 6/22/2011 (a)(b)(d)                                                   225,000                     225,296
Phoenix Cos Inc/The
6.68%, 2/16/2008                                                             340,000                     342,206

Life & Health Insurance
Stancorp Financial Group Inc
6.88%, 10/ 1/2012                                                            285,000                     302,089
Sun Life Financial Global Funding LP
5.61%, 7/ 6/2010 (a)(d)                                                      125,000                     125,182
Unum Group
6.00%, 5/15/2008                                                              75,000                      75,293
5.86%, 5/15/2009                                                             135,000                     136,165
                                                                                              -------------------
                                                                                            1,545,039
                                                                                              -------------------
Machinery - Farm (0.06%)
Case New Holland Inc
9.25%, 8/ 1/2011                                                              80,000                      84,000
                                                                                              -------------------

Medical - Biomedical/Gene (0.15%)
Millipore Corp
7.50%, 4/ 1/2007                                                             200,000                     200,000
                                                                                              -------------------

Medical - Drugs (0.33%)
Angiotech Pharmaceuticals Inc
9.11%, 12/ 1/2013 (a)(d)                                                     125,000                     127,656
Biovail Corp
7.88%, 4/ 1/2010                                                             150,000                     152,954
Elan Finance PLC/Elan Finance Corp
9.48%, 12/ 1/2013 (a)(d)                                                     150,000                     152,250
                                                                                              -------------------
                                                                                              432,860
                                                                                              -------------------
Medical - HMO (0.09%)
Coventry Health Care Inc
5.95%, 3/15/2017                                                             115,000                     114,382
                                                                                              -------------------

Medical - Wholesale Drug Distribution (0.11%)
Cardinal Health Inc
5.63%, 10/ 2/2009 (a)(d)                                                     150,000                     149,995
                                                                                              -------------------

Medical Products (0.06%)
Mallinckrodt Inc
6.50%, 11/15/2007                                                             75,000                      75,320
                                                                                              -------------------

Metal - Diversified (0.17%)
Falconbridge Ltd
7.25%, 7/15/2012                                                             200,000                     218,612
                                                                                              -------------------

Mortgage Backed Securities (41.02%)
ACT Depositor Corp
5.62%, 9/22/2041 (a)(b)(d)                                                   399,947                     398,927
Adjustable Rate Mortgage Trust
5.89%, 2/25/2035 (a)                                                          34,737                      35,018
5.59%, 8/25/2036 (a)(b)                                                      423,586                     425,088
Banc of America Alternative Loan Trust
5.72%, 6/25/2036 (a)                                                         603,159                     601,826
Banc of America Commercial Mortgage Inc
7.11%, 11/15/2031                                                             85,927                      86,653
7.33%, 11/15/2031                                                            200,000                     208,819
6.85%, 4/15/2036                                                             100,000                     106,035
5.09%, 7/10/2043                                                             750,000                     746,090
0.17%, 9/10/2045                                                          42,657,136                     417,635
0.09%, 10/10/2045                                                         52,736,778                     240,538
5.31%, 10/10/2045 (a)                                                        525,000                     528,139
0.41%, 7/10/2046 (a)                                                      41,016,950                     888,739
Mortgage Backed Securities
Banc of America Large Loan
5.61%, 2/ 9/2021 (a)(d)                                                      100,000                     100,214
Banc of America Mortgage Securities Inc
4.78%, 5/25/2035 (a)                                                         300,000                     297,149
Bear Stearns Adjustable Rate Mortgage Trust
5.08%, 9/25/2034 (a)                                                         349,852                     349,544
Bear Stearns Alt-A Trust
5.60%, 7/25/2035 (a)                                                          40,218                      40,229
6.31%, 7/25/2036 (a)                                                       1,092,860                   1,106,128
6.23%, 8/25/2036 (a)                                                         500,000                     502,038
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030                                                             421,900                     442,462
3.97%, 11/11/2035                                                            357,302                     350,632
0.53%, 5/11/2039 (a)(d)                                                    2,181,120                      38,135
0.24%, 2/11/2041 (a)                                                       7,034,606                      80,868
4.13%, 11/11/2041                                                            850,000                     831,961
Bella Vista Mortgage Trust
5.57%, 5/20/2045 (a)                                                          84,711                      84,914
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032                                                            500,000                     528,764
Chase Manhattan Bank-First Union National Bank
7.13%, 8/15/2031                                                               7,011                       7,001
Citigroup Commercial Mortgage Trust
0.52%, 10/15/2049 (a)                                                     21,300,000                     592,630
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.45%, 10/15/2048 (a)                                                     20,770,000                     495,516
0.53%, 12/11/2049 (c)                                                     56,980,000                   1,092,027
0.56%, 12/11/2049 (c)                                                     13,540,000                     386,127
Commercial Mortgage Pass Through Certificates
1.53%, 6/10/2010 (a)(d)                                                    2,209,910                      84,938
3.25%, 6/10/2038                                                              80,028                      76,211
0.05%, 12/10/2046 (a)                                                      6,635,000                      84,495
Countrywide Alternative Loan Trust
6.37%, 2/25/2035 (a)                                                         210,000                     210,937
6.29%, 7/20/2035 (a)(c)                                                       84,028                      84,223
5.74%, 12/25/2035 (a)(b)                                                     415,892                     416,972
6.00%, 5/25/2036 (a)                                                         964,240                     961,546
5.49%, 6/25/2036 (a)(b)                                                      400,000                     400,506
5.60%, 6/25/2036 (a)(b)                                                      880,929                     883,843
5.59%, 5/20/2046 (a)(b)                                                      847,711                     851,243
Countrywide Asset-Backed Certificates
5.60%, 11/25/2035 (a)                                                         78,685                      78,752
5.59%, 1/25/2036 (a)(b)                                                      450,000                     450,364
Countrywide Home Loan Mortgage Pass Through Certificates
4.50%, 1/25/2033                                                               7,752                       7,697
5.50%, 7/25/2033 (a)                                                         804,612                     804,314
4.49%, 12/25/2033                                                            500,000                     491,608
4.47%, 6/20/2035 (a)(b)                                                      233,317                     231,682
5.92%, 9/20/2036 (a)                                                         859,245                     869,598
Credit Suisse Mortgage Capital Certificates
0.59%, 9/15/2039 (d)                                                      35,838,000                   1,089,192
0.06%, 12/15/2039                                                          3,817,918                      67,210
CS First Boston Mortgage Securities Corp
6.25%, 12/16/2035                                                             71,269                      71,513
6.38%, 12/16/2035                                                            500,000                     518,355
1.39%, 3/15/2036 (a)(d)                                                    3,252,789                      74,296
0.46%, 5/15/2036 (a)(d)                                                    4,391,574                      51,058
0.61%, 7/15/2036 (a)(d)                                                    4,441,259                      88,731
0.43%, 11/15/2036 (a)(d)                                                   7,852,045                     327,074
Mortgage Backed Securities
CS First Boston Mortgage Securities Corp (continued)
1.77%, 5/15/2038 (d)                                                       2,037,920                      77,239
0.25%, 8/15/2038 (d)                                                      46,045,529                     550,198
CW Capital Cobalt Ltd
5.17%, 8/15/2048                                                             375,000                     374,881
First Union-Lehman Brothers-Bank of America
6.56%, 11/18/2035                                                             71,946                      72,523
GE Capital Commercial Mortgage Corp
6.32%, 1/15/2033                                                                 188                         188
GMAC Commercial Mortgage Securities Inc
6.95%, 9/15/2033                                                              98,004                     100,959
0.83%, 3/10/2038 (a)(d)                                                    1,316,878                      33,656
0.41%, 8/10/2038 (a)(d)                                                   20,390,411                     299,920
Greenpoint Mortgage Funding Trust
5.59%, 6/25/2045 (a)                                                          75,152                      75,164
5.62%, 6/25/2045 (a)                                                          71,660                      71,796
5.63%, 10/25/2045 (a)(b)                                                     136,398                     136,804
Greenwich Capital Commercial Funding Corp
0.32%, 6/10/2036 (a)(d)                                                   21,026,024                     219,878
0.12%, 4/10/2037 (d)                                                      66,721,098                     368,974
0.51%, 3/10/2039 (d)                                                      10,450,000                     262,883
0.79%, 8/10/2042 (a)(d)                                                    5,089,775                     130,904
GS Mortgage Securities Corp
0.65%, 11/10/2039                                                         11,568,173                     514,366
GSR Mortgage Loan Trust
4.77%, 7/25/2035 (a)                                                         268,395                     266,309
Heller Financial Commercial Mortgage Asset Corp
7.94%, 1/17/2034 (a)                                                         575,000                     616,949
Impac CMB Trust
6.26%, 10/25/2033 (a)                                                         41,926                      42,381
6.32%, 10/25/2033 (a)                                                         34,241                      34,256
6.87%, 10/25/2034 (a)                                                         74,727                      75,129
5.63%, 4/25/2035 (a)                                                          62,150                      62,213
5.75%, 4/25/2035 (a)                                                          54,728                      54,820
5.62%, 8/25/2035 (a)                                                          22,618                      22,648
5.83%, 8/25/2035 (a)                                                          70,064                      70,325
5.86%, 8/25/2035 (a)                                                          77,849                      78,107
Impac Secured Assets CMN Owner Trust
5.59%, 12/25/2031 (a)(b)                                                     180,645                     181,590
Indymac Index Mortgage Loan Trust
5.62%, 4/25/2034 (a)                                                          63,936                      64,179
5.55%, 4/25/2035 (a)                                                          69,546                      69,815
5.65%, 4/25/2035 (a)                                                          52,217                      52,374
5.62%, 8/25/2035 (a)(b)                                                      151,754                     152,232
5.50%, 1/25/2037 (a)(b)                                                      485,000                     483,692
JP Morgan Chase Commercial Mortgage Securities
0.52%, 10/12/2035 (a)(d)                                                   5,641,226                     203,604
6.04%, 11/15/2035                                                            362,767                     369,079
6.97%, 11/15/2035 (d)                                                        175,000                     188,233
0.60%, 10/12/2037 (a)(d)                                                   3,243,858                     134,446
3.48%, 6/12/2041                                                             289,082                     282,266
JP Morgan Commercial Mortgage Finance Corp
6.66%, 10/15/2035                                                            350,000                     356,567
JP Morgan Mortgage Trust
3.81%, 5/25/2034                                                             290,337                     286,094
5.11%, 6/25/2035 (a)                                                         176,014                     175,417
5.30%, 7/25/2035                                                             686,993                     685,687
4.98%, 8/25/2035 (a)                                                         500,000                     496,027
5.84%, 6/25/2036 (a)(b)                                                      915,242                     916,155
Mortgage Backed Securities
JP Morgan Mortgage Trust (continued)
5.87%, 1/25/2037                                                             860,498                     862,297
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020                                                              48,612                      49,435
5.97%, 3/15/2026                                                              88,844                      89,237
4.90%, 6/15/2026                                                             140,318                     139,783
5.39%, 6/15/2026                                                             200,000                     201,670
2.60%, 5/15/2027                                                              55,126                      53,942
3.09%, 5/15/2027                                                             700,000                     684,148
4.19%, 8/15/2029 (b)                                                         600,000                     587,823
3.63%, 10/15/2029                                                            373,373                     365,803
0.60%, 7/15/2035 (a)(d)                                                    2,506,436                      82,264
0.63%, 10/15/2035 (a)(d)                                                   5,199,009                     217,626
1.14%, 3/15/2036 (a)(d)                                                    1,454,110                      44,258
0.69%, 8/15/2036 (a)(d)                                                    1,175,122                      23,287
0.48%, 2/15/2040                                                           3,260,000                     116,804
MASTR Asset Securitization Trust
5.25%, 9/25/2033 (a)                                                         243,600                     241,824
Merrill Lynch Mortgage Trust
0.19%, 11/12/2035 (a)(d)                                                  13,938,155                      95,309
0.14%, 7/12/2038                                                          52,532,610                     436,199
5.62%, 5/12/2039 (a)                                                         575,000                     586,022
0.28%, 9/12/2042 (a)                                                      21,174,018                     237,380
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.05%, 7/12/2046 (a)                                                      17,240,707                     285,372
0.68%, 7/12/2046                                                          26,100,000                     952,577
0.74%, 8/12/2048                                                           6,000,000                     256,925
0.05%, 12/12/2049 (a)                                                      8,703,958                     131,499
0.68%, 12/12/2049 (a)                                                     15,000,000                     519,291
5.11%, 12/12/2049 (a)                                                        455,000                     453,973
Morgan Stanley Capital I
5.54%, 5/24/2043 (a)(b)(c)(d)                                                300,000                     299,684
0.04%, 12/15/2043 (a)(d)                                                   6,572,903                      90,373
5.70%, 8/25/2046 (a)(b)(c)                                                   375,000                     374,180
5.92%, 12/20/2046 (a)(c)                                                     125,000                     125,000
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                                             151,887                     155,695
Nationslink Funding Corp
7.23%, 6/20/2031                                                             752,538                     765,879
New Century Alternative Mortgage Loan Trust
5.91%, 7/25/2036 (a)                                                         625,000                     626,930
Prudential Securities Secured Financing
6.48%, 11/ 1/2031                                                            246,386                     249,639
Residential Accredit Loans Inc
5.73%, 12/25/2035 (a)(c)                                                     100,628                     101,194
5.47%, 3/25/2047 (b)(c)                                                      871,925                     871,925
Residential Funding Mortgage Securities
5.19%, 11/25/2035 (a)                                                        403,031                     401,611
5.68%, 2/25/2036 (a)                                                         182,704                     184,542
Specialty Underwriting & Residential Finance
5.83%, 2/25/2035 (a)                                                          14,915                      14,947
5.55%, 12/25/2035 (a)(b)                                                      79,370                      79,388
5.55%, 3/25/2036 (a)                                                          99,313                      99,363
Structured Adjustable Rate Mortgage Loan Trust
4.68%, 7/25/2034 (a)                                                         500,000                     493,937
6.02%, 8/25/2034 (a)(b)                                                      217,431                     219,754
5.57%, 3/25/2035 (a)                                                          49,958                      49,999
Structured Asset Mortgage Investments Inc
5.62%, 5/25/2045 (a)                                                          50,507                      50,649
Mortgage Backed Securities
Structured Asset Mortgage Investments Inc (continued)
5.63%, 9/25/2045 (a)                                                          89,692                      90,061
Structured Asset Securities Corp
4.50%, 2/25/2033                                                             451,049                     438,737
5.50%, 6/25/2036 (a)                                                         700,000                     700,846
Thornburg Mortgage Securities Trust
5.58%, 10/25/2035 (a)(b)                                                     241,303                     241,391
Wachovia Bank Commercial Mortgage Trust
0.22%, 1/15/2041 (a)(d)                                                    5,944,431                      42,311
0.34%, 4/15/2042 (a)(d)                                                   34,945,016                     504,183
5.25%, 12/15/2043 (c)                                                        625,000                     628,119
4.52%, 5/15/2044                                                             400,000                     392,862
Washington Mutual Alternative Mortgage
5.60%, 6/25/2046 (a)                                                         609,187                     610,361
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (d)                                                         402,218                     390,632
Washington Mutual Inc
3.97%, 3/25/2033                                                             222,479                     220,004
4.47%, 3/25/2033 (a)                                                         297,488                     295,446
3.93%, 4/25/2033                                                             352,923                     349,225
3.18%, 9/25/2033                                                              19,985                      19,901
3.99%, 10/25/2033                                                            430,000                     421,770
4.06%, 10/25/2033 (a)                                                        550,000                     541,722
3.80%, 6/25/2034 (a)                                                         485,000                     471,224
4.84%, 9/25/2035 (a)                                                         311,323                     307,611
5.79%, 7/25/2044 (a)                                                          55,839                      56,043
5.72%, 1/25/2045 (a)(b)                                                      800,000                     802,970
5.59%, 4/25/2045 (a)                                                         100,189                     100,321
5.61%, 7/25/2045 (a)                                                          76,033                      76,140
5.57%, 11/25/2045 (a)(b)                                                     161,034                     161,366
Washington Mutual Mortgage Pass-Through Certificates
5.50%, 1/25/2047                                                             388,711                     388,206
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (a)                                                         803,326                     790,314
5.24%, 4/25/2036 (a)                                                         638,878                     636,666
                                                                                              -------------------
                                                                                           53,645,000
                                                                                              -------------------
Multi-Line Insurance (0.40%)
ACE Ltd
6.00%, 4/ 1/2007                                                             100,000                     100,000
CNA Financial Corp
6.60%, 12/15/2008                                                            150,000                     152,967
6.00%, 8/15/2011                                                             100,000                     102,106
Genworth Financial Inc
6.15%, 11/15/2066 (a)                                                        100,000                      98,498
Hartford Financial Services Group Inc
5.25%, 10/15/2011                                                             65,000                      65,178
                                                                                              -------------------
                                                                                              518,749
                                                                                              -------------------
Multimedia (0.72%)
News America Inc
4.75%, 3/15/2010                                                             225,000                     222,863
Thomson Corp/The
5.75%, 2/ 1/2008                                                              70,000                      70,274
Time Warner Entertainment Co LP
7.25%, 9/ 1/2008                                                             125,000                     127,728
Time Warner Inc
6.15%, 5/ 1/2007                                                             150,000                     150,040
5.59%, 11/13/2009 (a)(b)                                                     175,000                     175,272
5.50%, 11/15/2011                                                            100,000                     100,807

Multimedia
Viacom Inc
5.70%, 6/16/2009                                                             100,000                     100,275
                                                                                              -------------------
                                                                                              947,259
                                                                                              -------------------
Mutual Insurance (0.10%)
Health Care Service Corp
7.75%, 6/15/2011 (d)                                                         125,000                     135,935
                                                                                              -------------------

Non-Hazardous Waste Disposal (0.22%)
Oakmont Asset Trust
4.51%, 12/22/2008 (d)                                                        300,000                     294,257
                                                                                              -------------------

Office Automation & Equipment (0.15%)
Xerox Corp
6.10%, 12/18/2009 (a)                                                        200,000                     201,314
                                                                                              -------------------

Office Furnishings - Original (0.09%)
Steelcase Inc
6.50%, 8/15/2011                                                             120,000                     123,233
                                                                                              -------------------

Oil - Field Services (0.26%)
Hanover Equipment Trust
8.50%, 9/ 1/2008 (a)                                                         125,000                     125,625
8.75%, 9/ 1/2011                                                              75,000                      78,000
Weatherford International Inc
6.63%, 11/15/2011                                                            125,000                     130,911
                                                                                              -------------------
                                                                                              334,536

                                                                                              -------------------
Oil & Gas Drilling (0.27%)
ENSCO International Inc
6.75%, 11/15/2007                                                            350,000                     353,455
                                                                                              -------------------

Oil Company - Exploration & Production (0.97%)
Anadarko Finance Co
6.75%, 5/ 1/2011                                                             175,000                     183,790
Anadarko Petroleum Corp
5.75%, 9/15/2009 (a)                                                         150,000                     150,319
Apache Corp
5.63%, 1/15/2017                                                              25,000                      25,289
Houston Exploration Co
7.00%, 6/15/2013                                                             100,000                     100,000
Newfield Exploration Co
7.45%, 10/15/2007                                                            250,000                     251,875
Pemex Project Funding Master Trust
6.13%, 8/15/2008                                                             100,000                     100,700
8.00%, 11/15/2011 (e)                                                        125,000                     138,125
Vintage Petroleum Inc
8.25%, 5/ 1/2012                                                             100,000                     104,239
XTO Energy Inc
7.50%, 4/15/2012                                                             200,000                     218,926
                                                                                              -------------------
                                                                                            1,273,263
                                                                                              -------------------
Oil Company - Integrated (0.03%)
Occidental Petroleum Corp
4.00%, 11/30/2007                                                             35,000                      34,727
                                                                                              -------------------


Oil Field Machinery & Equipment (0.04%)
Cameron International Corp
2.65%, 4/15/2007                                                              55,000                      54,951
                                                                                              -------------------

Oil Refining & Marketing (0.25%)
Giant Industries Inc
11.00%, 5/15/2012                                                            100,000                     106,000
Premcor Refining Group Inc/The
9.50%, 2/ 1/2013                                                             100,000                     108,005
Valero Energy Corp
6.88%, 4/15/2012                                                             100,000                     106,490
                                                                                              -------------------
                                                                                              320,495
                                                                                              -------------------
Optical Supplies (0.15%)
Bausch & Lomb Inc
6.95%, 11/15/2007                                                            200,000                     201,052
                                                                                              -------------------

Paper & Related Products (0.08%)
Bowater Inc
8.35%, 3/15/2010 (a)                                                         100,000                     100,250
                                                                                              -------------------

Pipelines (0.66%)
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                             125,000                     122,505
Kinder Morgan Inc
6.50%, 9/ 1/2012                                                             150,000                     152,994
Northwest Pipeline Corp
8.13%, 3/ 1/2010                                                             150,000                     156,095
ONEOK Partners LP
5.90%, 4/ 1/2012                                                             130,000                     133,444
Southern Natural Gas Co
8.88%, 3/15/2010                                                             100,000                     104,438
TEPPCO Partners LP
7.63%, 2/15/2012                                                             175,000                     188,810
                                                                                              -------------------
                                                                                              858,286
                                                                                              -------------------
Power Converter & Supply Equipment (0.02%)
Cooper Industries Inc
5.25%, 7/ 1/2007                                                              20,000                      19,968
                                                                                              -------------------

Property & Casualty Insurance (0.48%)
Markel Corp
7.00%, 5/15/2008                                                             150,000                     152,250
6.80%, 2/15/2013                                                             175,000                     181,993
WR Berkley Corp
9.88%, 5/15/2008                                                             281,000                     293,225
                                                                                              -------------------
                                                                                              627,468
                                                                                              -------------------
Property Trust (0.27%)
Westfield Capital Corp Ltd
5.66%, 11/ 2/2007 (a)(d)                                                     100,000                     100,181
Westfield Group
5.40%, 10/ 1/2012 (d)(f)                                                     250,000                     251,153
                                                                                              -------------------
                                                                                              351,334
                                                                                              -------------------
Publishing - Periodicals (0.15%)
Dex Media East LLC/Dex Media East Finance Co
12.13%, 11/15/2012                                                           175,000                     191,406
                                                                                              -------------------


Real Estate Operator & Developer (0.10%)
Duke Realty LP
3.35%, 1/15/2008                                                              25,000                      24,567
5.63%, 8/15/2011                                                             100,000                     101,160
                                                                                              -------------------
                                                                                              125,727
                                                                                              -------------------
Regional Banks (1.47%)
BAC Capital Trust XIII
5.76%, 3/15/2043                                                             235,000                     233,909
BAC Capital Trust XIV
5.63%, 3/15/2043                                                             300,000                     300,130
Capital One Financial Corp
5.70%, 9/15/2011                                                             160,000                     161,622
First Union Institutional Capital I
8.04%, 12/ 1/2026                                                            250,000                     260,265
Fleet Capital Trust II
7.92%, 12/11/2026                                                            275,000                     285,976
NB Capital Trust
7.83%, 12/15/2026                                                            175,000                     182,302
SunTrust Preferred Capital I
5.85%, 12/31/2049 (a)                                                        200,000                     202,798
Wachovia Corp
5.51%, 3/ 1/2012 (a)                                                         100,000                     100,136
Wells Fargo & Co
4.00%, 9/10/2012 (a)                                                         200,000                     198,514
                                                                                              -------------------
                                                                                            1,925,652
                                                                                              -------------------
REITS - Apartments (0.16%)
Camden Property Trust
4.38%, 1/15/2010                                                              75,000                      73,488
UDR Inc
4.50%, 3/ 3/2008                                                              35,000                      34,964
5.50%, 4/ 1/2014                                                             100,000                      99,417
                                                                                              -------------------
                                                                                              207,869
                                                                                              -------------------
REITS - Diversified (1.17%)
Duke Realty LP/Old
6.80%, 2/12/2009                                                             325,000                     334,041
iStar Financial Inc
5.69%, 9/15/2009                                                             175,000                     175,015
5.69%, 3/ 9/2010                                                             200,000                     200,083
5.65%, 9/15/2011                                                             175,000                     176,264
5.50%, 6/15/2012                                                             400,000                     398,173
Liberty Property LP
7.75%, 4/15/2009                                                             235,000                     245,740
                                                                                              -------------------
                                                                                            1,529,316
                                                                                              -------------------
REITS - Healthcare (0.39%)
Health Care Property Investors Inc
5.80%, 9/15/2008 (a)                                                         125,000                     124,956
5.65%, 12/15/2013                                                             75,000                      74,492
National Health Investors Inc
7.30%, 7/16/2007                                                             100,000                     100,115
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                             200,000                     205,728
                                                                                              -------------------
                                                                                              505,291
                                                                                              -------------------
REITS - Office Property (0.49%)
Brandywine Operating Partnership LP/PA
5.63%, 12/15/2010                                                            105,000                     106,319
Crescent Real Estate Equities LP
7.50%, 9/15/2007                                                             125,000                     125,625

REITS - Office Property
HRPT Properties Trust
5.95%, 3/16/2011 (a)                                                         175,000                     175,009
6.95%, 4/ 1/2012                                                             225,000                     238,664
                                                                                              -------------------
                                                                                              645,617
                                                                                              -------------------
REITS - Regional Malls (0.23%)
Simon Property Group LP
3.75%, 1/30/2009                                                             150,000                     146,431
4.60%, 6/15/2010                                                              45,000                      44,237
5.60%, 9/ 1/2011                                                             105,000                     106,630
                                                                                              -------------------
                                                                                              297,298
                                                                                              -------------------
REITS - Shopping Centers (0.29%)
Developers Diversified Realty Corp
3.88%, 1/30/2009                                                             225,000                     219,213
Federal Realty Invs Trust
6.00%, 7/15/2012                                                             150,000                     154,061
                                                                                              -------------------
                                                                                              373,274
                                                                                              -------------------
REITS - Warehouse & Industrial (0.21%)
Prologis
5.61%, 8/24/2009 (a)                                                         275,000                     275,522
                                                                                              -------------------

Rental - Auto & Equipment (0.15%)
Erac USA Finance Co
5.61%, 4/30/2009 (a)(b)(d)                                                   200,000                     200,463
                                                                                              -------------------

Retail - Building Products (0.10%)
Home Depot Inc
5.47%, 12/16/2009 (a)(b)                                                     125,000                     125,138
                                                                                              -------------------

Retail - Major Department Store (0.10%)
May Department Stores Co/The
3.95%, 7/15/2007                                                             130,000                     129,338
                                                                                              -------------------

Retail - Regional Department Store (0.12%)
JC Penney Corp Inc
8.13%, 4/ 1/2027                                                             150,000                     154,254
                                                                                              -------------------

Retail - Restaurants (0.06%)
Yum! Brands Inc
7.65%, 5/15/2008                                                              75,000                      76,788
                                                                                              -------------------

Rubber - Tires (0.08%)
Goodyear Tire & Rubber Co/The
9.14%, 12/ 1/2009 (a)(d)                                                     100,000                     100,375
                                                                                              -------------------

Satellite Telecommunications (0.13%)
Intelsat Corp
6.38%, 1/15/2008                                                             175,000                     175,219
                                                                                              -------------------

Savings & Loans - Thrifts (0.23%)
Washington Mutual Inc
5.50%, 3/20/2008 (a)                                                          50,000                      50,066
5.66%, 1/15/2010 (a)                                                         150,000                     150,046
5.65%, 3/22/2012 (a)                                                         100,000                      99,357
                                                                                              -------------------
                                                                                              299,469

                                                                                              -------------------

Sovereign (0.08%)
Mexico Government International Bond
8.38%, 1/14/2011                                                             100,000                     110,700
                                                                                              -------------------

Special Purpose Banks (0.15%)
Korea Development Bank
5.49%, 4/ 3/2010 (b)(g)(h)                                                   200,000                     200,000
                                                                                              -------------------

Special Purpose Entity (0.86%)
BAE Systems Holdings Inc
4.75%, 8/15/2010 (d)                                                         250,000                     246,419
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008                                                              60,000                      57,838
TNK-BP Finance SA
6.13%, 3/20/2012 (d)                                                         325,000                     322,563
Tyco International Group S.A. Participation Certification Trust
4.44%, 6/15/2007 (d)                                                         250,000                     249,442
Xlliac Global Funding
5.55%, 6/ 2/2008 (a)(b)(d)                                                   250,000                     250,391
                                                                                              -------------------
                                                                                            1,126,653
                                                                                              -------------------
Steel - Producers (0.24%)
IPSCO Inc
8.75%, 6/ 1/2013                                                              50,000                      53,250
Steel Dynamics Inc
9.50%, 3/15/2009                                                              50,000                      51,125
United States Steel Corp
9.75%, 5/15/2010                                                             200,000                     210,000
                                                                                              -------------------
                                                                                              314,375
                                                                                              -------------------
Supranational Bank (0.16%)
Corp Andina de Fomento
5.59%, 3/14/2008 (a)                                                         100,000                     100,035
7.38%, 1/18/2011                                                             100,000                     107,066
                                                                                              -------------------
                                                                                              207,101

                                                                                              -------------------
Telecommunication Services (0.37%)
Bellsouth Telecommunications Inc
5.88%, 1/15/2009                                                             100,000                     101,145
Qwest Corp
5.63%, 11/15/2008                                                            100,000                     100,000
7.88%, 9/ 1/2011                                                              75,000                      79,688
TELUS Corp
7.50%, 6/ 1/2007                                                             200,000                     200,633
                                                                                              -------------------
                                                                                              481,466
                                                                                              -------------------
Telephone - Integrated (1.36%)
AT&T Inc
5.30%, 11/15/2010                                                            125,000                     125,567
Deutsche Telekom International Finance BV
5.53%, 3/23/2009 (a)(b)                                                      175,000                     175,331
LCI International Inc
7.25%, 6/15/2007                                                             150,000                     150,375
Mountain States Telephone & Telegraph Co
6.00%, 8/ 1/2007                                                              75,000                      75,000
Royal KPN NV
8.00%, 10/ 1/2010                                                            250,000                     271,184
Sprint Capital Corp
7.63%, 1/30/2011                                                             250,000                     268,782
Telecom Italia Capital SA
4.00%, 11/15/2008                                                             65,000                      63,718
5.84%, 2/ 1/2011 (a)                                                         100,000                      99,957
Telephone - Integrated
Telecom Italia Capital SA (continued)
5.97%, 7/18/2011 (a)                                                         120,000                     120,609
Telefonica Emisiones SAU
5.65%, 6/19/2009 (a)                                                         200,000                     200,673
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                                            200,000                     197,535
Verizon Communications Inc
5.35%, 2/15/2011                                                              30,000                      30,176
                                                                                              -------------------
                                                                                            1,778,907
                                                                                              -------------------
Television (0.27%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009                                                             200,000                     205,576
CBS Corp
5.63%, 5/ 1/2007                                                             150,000                     150,016
                                                                                              -------------------
                                                                                              355,592
                                                                                              -------------------
Textile - Home Furnishings (0.26%)
Mohawk Industries Inc
6.50%, 4/15/2007                                                             345,000                     345,084
                                                                                              -------------------

Tools - Hand Held (0.23%)
Snap-On Inc
5.49%, 1/12/2010 (a)(b)                                                      300,000                     300,099
                                                                                              -------------------

Transport - Rail (0.17%)
Burlington Northern Santa Fe Corp
7.88%, 4/15/2007 (b)                                                         225,000                     225,144
                                                                                              -------------------

Transport - Services (0.08%)
FedEx Corp
2.65%, 4/ 1/2007                                                             100,000                     100,000
                                                                                              -------------------
TOTAL BONDS                                                                                $         118,724,068
                                                                                              -------------------
CONVERTIBLE BONDS (0.13%)
Retail - Auto Parts (0.13%)
PEP Boys-Manny Moe & Jack
4.25%, 6/ 1/2007                                                             175,000                     174,563
                                                                                              -------------------
TOTAL CONVERTIBLE BONDS                                                                    $             174,563
                                                                                              -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (20.65%)
Federal Home Loan Mortgage Corporation (FHLMC) (2.22%)
4.50%, 9/ 1/2010                                                              97,216                      95,518
4.50%, 2/ 1/2011                                                              60,566                      59,383
4.50%, 4/ 1/2011                                                             265,464                     260,279
4.50%, 6/ 1/2011                                                             133,510                     131,656
4.50%, 11/ 1/2011                                                            217,996                     213,739
4.12%, 12/ 1/2034                                                            514,355                     514,096
4.55%, 1/ 1/2035 (a)                                                         136,063                     134,347
5.63%, 6/ 1/2035 (a)                                                         924,117                     940,108
4.84%, 9/ 1/2035 (a)                                                         291,175                     290,266
5.02%, 9/ 1/2035 (a)                                                         262,006                     262,327
                                                                                              -------------------
                                                                                            2,901,719
                                                                                              -------------------
Federal National Mortgage Association (FNMA) (5.00%)
5.00%, 4/ 1/2037 (i)                                                       2,280,000                   2,202,339
4.00%, 5/ 1/2010                                                              44,985                      43,753
4.50%, 5/ 1/2010                                                              57,839                      56,838
4.00%, 6/ 1/2010                                                              26,228                      25,510
4.50%, 6/ 1/2010                                                             129,751                     127,406
4.00%, 7/ 1/2010                                                              26,639                      25,910

Federal National Mortgage Association (FNMA)
4.00%, 8/ 1/2010                                                              15,571                      15,145
4.00%, 3/ 1/2011                                                              59,706                      57,933
4.50%, 5/ 1/2011                                                              76,427                      74,892
4.50%, 7/ 1/2011                                                             158,293                     155,113
4.50%, 8/ 1/2011                                                             302,293                     296,220
4.50%, 9/ 1/2011                                                              53,270                      52,200
4.62%, 12/ 1/2032 (a)                                                        453,526                     456,985
7.63%, 12/ 1/2033 (a)                                                         65,216                      65,985
4.36%, 7/ 1/2034 (a)                                                         277,135                     275,497
4.31%, 8/ 1/2034 (a)                                                         144,561                     143,589
4.43%, 9/ 1/2034 (a)                                                         218,694                     216,767
4.50%, 1/ 1/2035 (a)                                                         203,729                     202,767
6.07%, 1/ 1/2035 (a)                                                          83,324                      84,783
5.83%, 2/ 1/2035 (a)                                                         115,324                     116,986
4.57%, 4/ 1/2035 (a)                                                         340,721                     337,697
5.60%, 6/ 1/2035 (a)                                                         174,140                     178,021
4.52%, 9/ 1/2035                                                             600,431                     596,221
4.72%, 2/ 1/2037 (a)                                                         714,331                     721,041
                                                                                              -------------------
                                                                                            6,529,598
                                                                                              -------------------
U.S. Treasury (13.43%)
4.25%, 10/31/2007 (e)                                                      7,850,000                   7,815,656
4.13%, 8/15/2008 (e)                                                       3,000,000                   2,974,686
4.88%, 8/31/2008 (e)                                                         900,000                     901,090
3.88%, 5/15/2010 (e)                                                         525,000                     515,013
4.50%, 11/15/2010 (e)                                                        300,000                     299,766
4.50%, 11/30/2011 (e)                                                        900,000                     898,558
4.88%, 2/15/2012 (e)                                                       1,850,000                   1,878,834
4.38%, 8/15/2012 (e)                                                       1,400,000                   1,391,195
4.50%, 2/15/2016 (e)                                                         900,000                     890,860
                                                                                              -------------------
                                                                                           17,565,658
                                                                                              -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                      $          26,996,975
                                                                                              -------------------
SHORT TERM INVESTMENTS (3.07%)
Commercial Paper (3.07%)
Investment in Joint Trading Account; HSBC Funding
5.40%, 4/ 2/2007                                                           4,016,606                   4,016,606
                                                                                              -------------------
TOTAL SHORT TERM INVESTMENTS                                                               $           4,016,606
                                                                                              -------------------
MONEY MARKET FUNDS (0.19%)
Money Center Banks (0.19%)
BNY Institutional Cash Reserve Fund (b)                                      249,293                     249,293
                                                                                              -------------------
TOTAL MONEY MARKET FUNDS                                                                   $             249,293
                                                                                              -------------------
Total Investments                                                                          $         150,161,505
Liabilities in Excess of Other Assets, Net - (14.83)%                                               (19,396,652)
                                                                                              -------------------
TOTAL NET ASSETS - 100.00%                                                                 $         130,764,853
                                                                                              ===================
                                                                                              -------------------

                                                                                              ===================

(a)   Variable Rate
(b)   Security was purchased with the cash proceeds from securities loans.
(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $6,170,921 or 4.72% of net assets.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $12,470,790 or 9.54% of net assets.
(e)  Security or a portion of the security was on loan at the end of the period.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $50,231 or 0.04% of net assets.
(g)  Security purchased on a when-issued basis.
(h)  Non-Income Producing Security
(i) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                    $         419,915
Unrealized Depreciation                             (686,962)
                                           -------------------
Net Unrealized Appreciation (Depreciation)          (267,047)
Cost for federal income tax purposes              150,428,552

                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                           Unrealized
                                                                                      Notional           Appreciation/
Description                                                                            Amount            (Depreciation)
----------------------------------------------------------------------------------------------------- -----------

Receive a monthly return equal to the Lehman Erisa
Eligible CMBS Index and pay monthly a floating rate based on
1-month LIBOR less 10 basis points with Wachovia Bank.  Expires April 2007.         $      1,675,000       $    (5,413)


Receive a monthly return equal to the Lehman Erisa
Eligible CMBS Index and pay monthly a floating rate based on
1-month LIBOR less 5 basis points with Wachovia Bank.  Expires May 2007.                   1,500,000            (4,912)

                          SCHEDULE OF FUTURES CONTRACTS
                                                       Current    Unrealized
                             Number of    Original      Market   Appreciation/
Type                         Contracts     Value         Value   (Depreciation)
-------------------------------------------------------------------------
Sell:
U.S. 2 Year Note; June 2007      34       $6,976,906  $6,966,281   $10,625
U.S. 5 Year Note; June 2007      31        3,285,515   3,279,703     5,812

Portfolio Summary (unaudited)
----------------------------------------------- -------------------
Sector                                                     Percent
----------------------------------------------- -------------------
Mortgage Securities                                         50.72%
Financial                                                   15.65%
Asset Backed Securities                                     14.99%
Government                                                  13.68%
Communications                                               4.54%
Utilities                                                    3.66%
Consumer, Non-cyclical                                       3.06%
Consumer, Cyclical                                           2.66%
Energy                                                       2.47%
Industrial                                                   1.88%
Basic Materials                                              0.86%
Technology                                                   0.66%
Liabilities in Excess of Other Assets, Net               (-14.83%)
                                                -------------------
TOTAL NET ASSETS                                           100.00%
                                                ===================

Other Assets Summary (unaudited)
----------------------------------------------- -------------------
Asset Type                                                 Percent
----------------------------------------------- -------------------
Futures                                                      7.84%
Total Return Swaps                                           0.01%


Schedule of Investments
March 31, 2007 (unaudited)
Short-Term Income Account
                                                                              Principal
                                                                                Amount                       Value
                                                                    -------------------- ------- -------------------
BONDS (83.11%)
Asset Backed Securities (0.82%)
Atlantic City Electric Transition Funding LLC
2.89%, 7/20/2011                                                 $              340,279       $             331,811
Green Tree Home Improvement Loan Trust
7.45%, 9/15/2025                                                                 30,042                      29,665
                                                                                                 -------------------
                                                                                                 361,476
                                                                                                 -------------------
Automobile Sequential (2.26%)
WFS Financial Owner Trust
3.93%, 2/17/2012                                                              1,000,000                     989,851
                                                                                                 -------------------

Casino Hotels (2.25%)
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                                              1,000,000                     984,500
                                                                                                 -------------------

Commercial Services (2.29%)
PHH Corp
6.00%, 3/ 1/2008                                                              1,000,000                   1,002,224
                                                                                                 -------------------

Commercial Services - Finance (2.28%)
Western Union Co/The
5.40%, 11/17/2011                                                             1,000,000                   1,001,553
                                                                                                 -------------------

Cruise Lines (2.26%)
Carnival Corp
3.75%, 11/15/2007                                                             1,000,000                     990,544
                                                                                                 -------------------

Diversified Financial Services (2.30%)
General Electric Capital Corp
5.72%, 8/22/2011                                                              1,000,000                   1,007,764
                                                                                                 -------------------

Electric - Integrated (4.79%)
Constellation Energy Group Inc
6.35%, 4/ 1/2007                                                              1,000,000                   1,000,000
Pacific Gas & Electric Co
3.60%, 3/ 1/2009                                                                350,000                     340,692
Texas-New Mexico Power Co
6.25%, 1/15/2009                                                                750,000                     761,315
                                                                                                 -------------------
                                                                                               2,102,007
                                                                                                 -------------------
Finance (0.37%)
Green Tree Financial Corp
7.70%, 9/15/2026                                                                 80,318                      74,078
Mid-State Trust
8.33%, 4/ 1/2030                                                                 82,385                      86,889
                                                                                                 -------------------
                                                                                                 160,967
                                                                                                 -------------------

Finance - Commercial (2.28%)
CIT Group Inc
7.38%, 4/ 2/2007                                                              1,000,000                   1,000,000
                                                                                                 -------------------

Finance - Investment Banker & Broker (1.13%)
Goldman Sachs Group Inc/The
4.13%, 1/15/2008                                                                500,000                     495,811
                                                                                                 -------------------

Finance - Mortgage Loan/Banker (13.51%)
Fannie Mae
5.80%, 7/16/2013 (a)                                                            500,000                     499,751
5.00%, 11/25/2035                                                               702,995                     696,807
Freddie Mac
5.00%, 1/16/2009                                                              1,000,000                   1,001,824
4.13%, 7/12/2010 (b)                                                          1,000,000                     979,522
5.25%, 7/18/2011 (b)                                                          1,000,000                   1,015,535
4.25%, 6/15/2027                                                                273,905                     271,608
4.50%, 5/15/2030                                                              1,000,000                     978,660
Government National Mortgage Association
4.50%, 8/20/2032                                                                492,162                     476,274
                                                                                                 -------------------
                                                                                               5,919,981
                                                                                                 -------------------
Finance - Other Services (2.39%)
SB Treasury Co LLC
9.40%, 12/29/2049 (a)(c)                                                      1,000,000                   1,046,456
                                                                                                 -------------------

Gas - Distribution (0.79%)
Sempra Energy
4.75%, 5/15/2009                                                                350,000                     347,087
                                                                                                 -------------------

Investment Management & Advisory Services (1.13%)
Nuveen Investments Inc
5.00%, 9/15/2010                                                                500,000                     495,160
                                                                                                 -------------------

Medical - Biomedical/Gene (3.34%)
Amgen Inc
4.00%, 11/18/2009                                                             1,500,000                   1,462,698
                                                                                                 -------------------

Medical - Wholesale Drug Distribution (2.30%)
Cardinal Health Inc
6.25%, 7/15/2008                                                              1,000,000                   1,010,275
                                                                                                 -------------------

Mortgage Backed Securities (9.29%)
Banc of America Funding Corp
5.75%, 3/25/2036                                                              1,130,936                   1,135,971
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033                                                              1,000,000                     988,425
Chase Mortgage Finance Corp
5.50%, 5/25/2035                                                                797,916                     800,525
CS First Boston Mortgage Securities Corp
6.00%, 12/25/2033                                                               436,931                     441,114
GMAC Commercial Mortgage Securities Inc
7.15%, 12/15/2016 (a)(c)                                                        102,972                     103,533
GSR Mortgage Loan Trust
6.00%, 2/25/2035                                                                598,932                     602,708
                                                                                                 -------------------
                                                                                               4,072,276
                                                                                                 -------------------
Multimedia (5.10%)
COX Enterprises Inc
4.38%, 5/ 1/2008 (c)                                                          1,000,000                     984,388
Multimedia
Time Warner Inc
6.15%, 5/ 1/2007                                                              1,250,000                   1,250,331
                                                                                                 -------------------
                                                                                               2,234,719
                                                                                                 -------------------
Networking Products (1.72%)
Cisco Systems Inc
5.25%, 2/22/2011                                                                750,000                     753,664
                                                                                                 -------------------

Property & Casualty Insurance (1.78%)
Fidelity National Financial Inc
7.30%, 8/15/2011                                                                750,000                     778,391
                                                                                                 -------------------

Real Estate Operator & Developer (1.83%)
Duke Realty LP
7.38%, 8/ 1/2007                                                                800,000                     804,450
                                                                                                 -------------------

Reinsurance (2.22%)
Berkshire Hathaway Finance Corp
3.38%, 10/15/2008                                                             1,000,000                     973,463
                                                                                                 -------------------

REITS - Healthcare (2.35%)
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                              1,000,000                   1,028,641
                                                                                                 -------------------

REITS - Shopping Centers (1.73%)
Developers Diversified Realty Corp
6.63%, 1/15/2008                                                                750,000                     756,879
                                                                                                 -------------------

REITS - Single Tenant (2.21%)
CPG Partners LP
3.50%, 3/15/2009                                                              1,000,000                     969,113
                                                                                                 -------------------

Retail - Drug Store (1.11%)
CVS/Caremark Corp
4.00%, 9/15/2009                                                                500,000                     486,557
                                                                                                 -------------------

Telecommunication Services (3.40%)
TELUS Corp
7.50%, 6/ 1/2007                                                                500,000                     501,584
Verizon Global Funding Corp
4.00%, 1/15/2008                                                              1,000,000                     989,762
                                                                                                 -------------------
                                                                                               1,491,346
                                                                                                 -------------------
Telephone - Integrated (1.24%)
Royal KPN NV
8.00%, 10/ 1/2010                                                               500,000                     542,369
                                                                                                 -------------------

Television (1.19%)
Univision Communications Inc
7.85%, 7/15/2011                                                                500,000                     522,500
                                                                                                 -------------------

Textile - Home Furnishings (1.45%)
Mohawk Industries Inc
7.20%, 4/15/2012                                                                600,000                     635,647
                                                                                                 -------------------
TOTAL BONDS                                                                                   $          36,428,369
                                                                                                 -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (7.25%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.50%)
9.50%, 8/ 1/2016                                                                  8,617                       9,231
Federal Home Loan Mortgage Corporation (FHLMC)
6.00%, 5/ 1/2017                                                                189,723                     193,128
7.06%, 11/ 1/2021 (a)                                                            14,867                      15,010
                                                                                                 -------------------
                                                                                                 217,369
                                                                                                 -------------------
Federal National Mortgage Association (FNMA) (1.12%)
6.50%, 1/ 1/2014                                                                127,886                     131,060
8.50%, 11/ 1/2017                                                                17,178                      18,176
5.85%, 1/ 1/2019 (a)                                                              6,158                       6,176
5.63%, 4/ 1/2019 (a)                                                              4,496                       4,543
7.13%, 11/ 1/2021 (a)                                                             8,900                       8,985
7.30%, 11/ 1/2022 (a)                                                               946                         958
8.00%, 5/ 1/2027                                                                133,095                     140,154
4.67%, 11/ 1/2032 (a)                                                           165,742                     168,439
5.75%, 11/ 1/2035 (a)                                                            13,624                      13,773
                                                                                                 -------------------
                                                                                                 492,264
                                                                                                 -------------------
Government National Mortgage Association (GNMA) (0.42%)
8.00%, 6/15/2009                                                                  5,774                       5,897
8.00%, 8/15/2012                                                                  4,454                       4,652
11.00%, 12/15/2015                                                                9,949                      11,056
10.00%, 2/15/2018                                                                 9,445                      10,498
10.00%, 9/15/2018                                                                16,938                      18,825
10.00%, 2/15/2019                                                                51,925                      57,737
10.00%, 6/15/2019                                                                 3,140                       3,491
10.00%, 5/15/2020                                                                20,631                      22,969
10.00%, 6/15/2020                                                                14,013                      15,601
9.00%, 12/15/2020                                                                13,465                      14,493
10.00%, 12/15/2020                                                                2,112                       2,348
10.00%, 2/15/2025                                                                10,403                      11,562
10.00%, 4/15/2025                                                                 2,056                       2,290
9.00%, 4/20/2025                                                                  2,658                       2,869
                                                                                                 -------------------
                                                                                                 184,288

                                                                                                 -------------------
U.S. Treasury (5.21%)
3.25%, 8/15/2008 (b)(d)                                                         275,000                     269,457
4.75%, 2/15/2010 (b)                                                          2,000,000                   2,011,406
                                                                                                 -------------------
                                                                                               2,280,863
                                                                                                 -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                         $           3,174,784
                                                                                                 -------------------
SHORT TERM INVESTMENTS (8.54%)
Commercial Paper (8.54%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.00%, 4/ 2/2007                                                              3,744,013                   3,743,493
                                                                                                 -------------------
TOTAL SHORT TERM INVESTMENTS                                                                  $           3,743,493
                                                                                                 -------------------
MONEY MARKET FUNDS (4.97%)
Money Center Banks (4.97%)
BNY Institutional Cash Reserve Fund (e)                                       2,179,562                   2,179,562
                                                                                                 -------------------
TOTAL MONEY MARKET FUNDS                                                                      $           2,179,562
                                                                                                 -------------------
Total Investments                                                                             $          45,526,208
Liabilities in Excess of Other Assets, Net - (3.87)%                                                    (1,694,850)
                                                                                                 -------------------
TOTAL NET ASSETS - 100.00%                                                                    $          43,831,358
                                                                                                 ===================
                                                                                                 -------------------

                                                                                                 ===================

(a) Variable Rate

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,134,377 or 4.87% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $73,488 or 0.17% of net assets.

(e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $             139,723
Unrealized Depreciation                                (1,336,790)
                                                -------------------
Net Unrealized Appreciation (Depreciation)             (1,197,067)
Cost for federal income tax purposes                    46,723,275

                          SCHEDULE OF FUTURES CONTRACTS
                                                      Current      Unrealized
                            Number of    Original      Market     Appreciation/
Type                        Contracts     Value         Value     (Depreciation)
---------------------------------------------------------------------------
Sell:
U.S. 5 Year Note; June 2007     35        $3,712,763  $3,702,891    $9,872

Portfolio Summary (unaudited)
-------------------------------------------------- -------------------
Sector                                                        Percent
-------------------------------------------------- -------------------
Financial                                                      26.32%
Government                                                     21.72%
Mortgage Securities                                            16.86%
Communications                                                 12.65%
Consumer, Non-cyclical                                         10.21%
Consumer, Cyclical                                              7.07%
Utilities                                                       5.59%
Asset Backed Securities                                         3.45%
Liabilities in Excess of Other Assets, Net                   (-3.87%)
                                                   -------------------
TOTAL NET ASSETS                                              100.00%
                                                   ===================

Other Assets Summary (unaudited)
-------------------------------------------------- -------------------
Asset Type                                                    Percent
-------------------------------------------------- -------------------
Futures                                                         8.45%


Schedule of Investments
March 31, 2007 (unaudited)
SmallCap Account
                                                                         Shares
                                                                           Held                        Value
                                                                 -------------------- ------- -------------------
COMMON STOCKS (96.70%)
Advertising Services (0.39%)
inVentiv Health Inc (a)                                                      10,624       $             406,793
                                                                                              -------------------

Aerospace & Defense (0.92%)
Esterline Technologies Corp (a)                                                9,650                     396,325
Teledyne Technologies Inc (a)                                                 15,329                     573,918
                                                                                              -------------------
                                                                                              970,243
                                                                                              -------------------
Aerospace & Defense Equipment (0.66%)
BE Aerospace Inc (a)                                                          21,900                     694,230
                                                                                              -------------------

Airlines (0.37%)
Alaska Air Group Inc (a)                                                      10,110                     385,191
                                                                                              -------------------

Apparel Manufacturers (2.70%)
Carter's Inc (a)(b)                                                            8,600                     217,924
Guess ? Inc (b)                                                               29,210                   1,182,713
Oxford Industries Inc                                                          8,667                     428,496
Phillips-Van Heusen                                                           16,980                     998,424
                                                                                              -------------------
                                                                                            2,827,557
                                                                                              -------------------
Applications Software (0.34%)
Verint Systems Inc (a)                                                        11,050                     355,258
                                                                                              -------------------

Auto/Truck Parts & Equipment - Original (0.28%)
Tenneco Inc (a)                                                               11,596                     295,234
                                                                                              -------------------

Auto/Truck Parts & Equipment - Replacement (0.17%)
Aftermarket Technology Corp (a)                                                7,201                     174,840
                                                                                              -------------------

Building - Heavy Construction (0.12%)
Sterling Construction Co Inc (a)(b)                                            6,770                     129,036
                                                                                              -------------------

Building - Mobile Home & Manufactured Housing (0.29%)
Williams Scotsman International Inc (a)(b)                                    15,371                     302,194
                                                                                              -------------------

Building & Construction Products - Miscellaneous (0.84%)
Interline Brands Inc (a)                                                      16,570                     363,214
NCI Building Systems Inc (a)(b)                                               10,810                     516,070
                                                                                              -------------------
                                                                                              879,284
                                                                                              -------------------
Building Products - Cement & Aggregate (0.54%)
Texas Industries Inc (b)                                                       7,450                     562,699
                                                                                              -------------------

Building Products - Light Fixtures (0.58%)
Genlyte Group Inc (a)(b)                                                       8,625                     608,494
                                                                                              -------------------


Cellular Telecommunications (0.18%)
Syniverse Holdings Inc (a)(b)                                                 17,610                     185,609
                                                                                              -------------------

Chemicals - Diversified (0.42%)
FMC Corp                                                                       5,884                     443,830
                                                                                              -------------------

Chemicals - Specialty (0.48%)
Arch Chemicals Inc                                                            16,061                     501,424
                                                                                              -------------------

Circuit Boards (0.33%)
Park Electrochemical Corp                                                     12,710                     344,695
                                                                                              -------------------

Collectibles (0.43%)
RC2 Corp (a)                                                                  11,292                     456,084
                                                                                              -------------------

Commercial Banks (7.54%)
Alabama National Bancorporation                                                7,550                     534,616
Bancfirst Corp                                                                 2,570                     119,120
Bank of Hawaii Corp                                                           13,250                     702,647
Banner Corp                                                                    3,490                     145,010
BOK Financial Corp                                                             1,010                      50,025
Capital Corp of the West                                                       3,077                      81,694
Central Pacific Financial Corp                                                13,380                     489,307
City Bank/Lynnwood WA                                                          4,471                     143,564
City Holding Co                                                                5,626                     227,572
Columbia Banking System Inc                                                    2,940                      99,166
Community Bancorp/NV (a)                                                       4,044                     124,353
Cullen/Frost Bankers Inc                                                      10,280                     537,952
East West Bancorp Inc                                                         18,129                     666,603
First Community Bancorp Inc/CA                                                11,510                     650,775
First State Bancorporation/NM                                                  4,690                     105,760
Greene County Bancshares Inc                                                   3,661                     124,145
Heartland Financial USA Inc (b)                                                2,024                      54,142
Heritage Commerce Corp (b)                                                     3,520                      89,725
IBERIABANK Corp                                                                1,970                     109,650
Intervest Bancshares Corp (a)                                                  2,045                      58,692
ITLA Capital Corp                                                              1,920                      99,878
Pinnacle Financial Partners Inc (a)(b)                                         4,602                     140,407
Placer Sierra Bancshares                                                       4,040                     109,322
Preferred Bank/Los Angeles CA                                                  8,367                     328,070
Prosperity Bancshares Inc                                                     12,001                     416,915
Security Bank Corp/GA                                                          6,070                     122,250
Southwest Bancorp Inc/Stillwater OK                                            4,073                     104,635
Sterling Bancshares Inc/TX                                                    12,270                     137,179
Sterling Financial Corp/WA                                                    14,091                     439,498
Trustmark Corp (b)                                                             6,130                     171,885
Vineyard National Bancorp - Warrants (a)(c)(d)(e)                              1,561                           -
Vineyard National Bancorp (b)                                                 16,811                     387,325
Virginia Commerce Bancorp (a)(b)                                               4,565                      98,832
West Coast Bancorp/OR                                                          3,693                     118,065
Wilshire Bancorp Inc                                                           7,310                     119,884
                                                                                              -------------------
                                                                                            7,908,663
                                                                                              -------------------
Commercial Services (0.22%)
Steiner Leisure Ltd (a)                                                        5,180                     232,996
                                                                                              -------------------

Commercial Services - Finance (0.76%)
Morningstar Inc (a)                                                            3,049                     157,450

Commercial Services - Finance
Wright Express Corp (a)(b)                                                    21,070                     639,053
                                                                                              -------------------
                                                                                              796,503
                                                                                              -------------------
Communications Software (0.16%)
Inter-Tel Inc                                                                  7,200                     170,208
                                                                                              -------------------

Computer Aided Design (0.97%)
Ansys Inc (a)(b)                                                              14,104                     716,060
Aspen Technology Inc (a)(b)                                                   14,740                     191,620
MSC.Software Corp (a)                                                          8,070                     110,963
                                                                                              -------------------
                                                                                            1,018,643
                                                                                              -------------------
Computer Graphics (0.61%)
Trident Microsystems Inc (a)(b)                                               31,853                     638,971
                                                                                              -------------------

Computer Services (1.08%)
Manhattan Associates Inc (a)(b)                                                6,570                     180,215
Ness Technologies Inc (a)                                                     21,190                     270,808
SI International Inc (a)                                                       7,040                     202,119
SYKES Enterprises Inc (a)(b)                                                  26,330                     480,259
                                                                                              -------------------
                                                                                            1,133,401
                                                                                              -------------------
Computer Software (0.10%)
Double-Take Software Inc (a)                                                   7,950                     107,405
                                                                                              -------------------

Computers - Memory Devices (0.67%)
Imation Corp                                                                  11,160                     450,641
Komag Inc (a)(b)                                                               7,700                     252,021
                                                                                              -------------------
                                                                                              702,662
                                                                                              -------------------
Consulting Services (0.73%)
FTI Consulting Inc (a)(b)                                                     18,570                     623,766
Huron Consulting Group Inc (a)                                                 2,262                     137,620
                                                                                              -------------------
                                                                                              761,386
                                                                                              -------------------
Consumer Products - Miscellaneous (0.48%)
Central Garden and Pet Co (a)(b)                                              27,260                     400,722
Prestige Brands Holdings Inc (a)                                               8,588                     101,768
                                                                                              -------------------
                                                                                              502,490
                                                                                              -------------------
Dental Supplies & Equipment (0.14%)
Sirona Dental Systems Inc (b)                                                  4,350                     149,901
                                                                                              -------------------

Diagnostic Equipment (0.69%)
Immucor Inc (a)                                                               21,540                     633,922
Neurometrix Inc (b)                                                            9,000                      87,390
                                                                                              -------------------
                                                                                              721,312
                                                                                              -------------------
Diagnostic Kits (0.42%)
Meridian Bioscience Inc                                                       15,790                     438,330
                                                                                              -------------------

Direct Marketing (0.63%)
Harte-Hanks Inc                                                               24,060                     663,815
                                                                                              -------------------

Distribution & Wholesale (1.98%)
Central European Distribution Corp (a)(b)                                     15,130                     440,434
Directed Electronics Inc (a)                                                   7,340                      65,766
United Stationers Inc (a)(b)                                                  10,847                     649,952
Watsco Inc                                                                     6,050                     308,974
WESCO International Inc (a)(b)                                                 9,810                     615,872
                                                                                              -------------------
                                                                                            2,080,998
                                                                                              -------------------

E-Commerce - Products (0.52%)
NutriSystem Inc (a)(b)                                                         6,830                     357,960
Shutterfly Inc (a)(b)                                                         11,720                     187,989
                                                                                              -------------------
                                                                                              545,949
                                                                                              -------------------
Educational Software (0.46%)
Blackboard Inc (a)(b)                                                         14,316                     481,447
                                                                                              -------------------

Electric - Integrated (2.09%)
Allete Inc                                                                    17,769                     828,391
Empire District Electric Co/The (b)                                           11,740                     291,152
OGE Energy Corp                                                               13,330                     517,204
PNM Resources Inc                                                             17,351                     560,437
                                                                                              -------------------
                                                                                            2,197,184
                                                                                              -------------------
Electronic Components - Miscellaneous (0.20%)
Benchmark Electronics Inc (a)                                                 10,300                     212,798
                                                                                              -------------------

Electronic Components - Semiconductors (1.18%)
Diodes Inc (a)(b)                                                              8,240                     287,164
ON Semiconductor Corp (a)(b)                                                  87,974                     784,728
Zoran Corp (a)                                                                 9,870                     167,988
                                                                                              -------------------
                                                                                            1,239,880
                                                                                              -------------------
Electronic Design Automation (0.16%)
Ansoft Corp (a)                                                                5,280                     167,059
                                                                                              -------------------

Electronic Measurement Instruments (0.81%)
Itron Inc (a)(b)                                                               7,100                     461,784
Tektronix Inc                                                                  9,180                     258,509
Zygo Corp (a)                                                                  8,380                     134,164
                                                                                              -------------------
                                                                                              854,457
                                                                                              -------------------
E-Marketing & Information (0.67%)
aQuantive Inc (a)(b)                                                          25,118                     701,043
                                                                                              -------------------

Enterprise Software & Services (1.69%)
Hyperion Solutions Corp (a)                                                   14,840                     769,157
Informatica Corp (a)(b)                                                       48,810                     655,518
Lawson Software Inc (a)(b)                                                    25,377                     205,300
SYNNEX Corp (a)                                                                6,840                     145,282
                                                                                              -------------------
                                                                                            1,775,257
                                                                                              -------------------
Finance - Investment Banker & Broker (1.00%)
Greenhill & Co Inc (b)                                                         6,650                     408,243
Investment Technology Group Inc (a)                                            7,440                     291,648
KBW Inc (a)(b)                                                                   243                       8,447
optionsXpress Holdings Inc                                                    14,620                     344,155
                                                                                              -------------------
                                                                                            1,052,493
                                                                                              -------------------
Finance - Leasing Company (0.47%)
Financial Federal Corp                                                        13,490                     355,057
Marlin Business Services Corp (a)(b)                                           6,270                     137,187
                                                                                              -------------------
                                                                                              492,244
                                                                                              -------------------
Financial Guarantee Insurance (0.30%)
Triad Guaranty Inc (a)(b)                                                      7,620                     315,544
                                                                                              -------------------

Food - Miscellaneous/Diversified (0.76%)
Ralcorp Holdings Inc (a)                                                      12,440                     799,892
                                                                                              -------------------

Footwear & Related Apparel (1.09%)
Steven Madden Ltd                                                             16,120                     470,704

Footwear & Related Apparel
Wolverine World Wide Inc                                                      23,640                     675,395
                                                                                              -------------------
                                                                                            1,146,099
                                                                                              -------------------
Gambling (Non-Hotel) (0.54%)
Pinnacle Entertainment Inc (a)                                                19,430                     564,830
                                                                                              -------------------

Gas - Distribution (0.69%)
Energen Corp                                                                  14,175                     721,366
                                                                                              -------------------

Human Resources (0.99%)
AMN Healthcare Services Inc (a)                                               19,841                     448,803
Kforce Inc (a)                                                                 8,270                     113,878
Korn/Ferry International (a)(b)                                               20,833                     477,909
                                                                                              -------------------
                                                                                            1,040,590
                                                                                              -------------------
Independent Power Producer (0.14%)
Ormat Technologies Inc (b)                                                     3,490                     146,440
                                                                                              -------------------

Instruments - Controls (0.66%)
Mettler Toledo International Inc (a)                                           7,710                     690,585
                                                                                              -------------------

Instruments - Scientific (0.22%)
Varian Inc (a)                                                                 3,912                     227,913
                                                                                              -------------------

Internet Application Software (0.94%)
DealerTrack Holdings Inc (a)(b)                                                4,450                     136,704
WebEx Communications Inc (a)(b)                                               14,940                     849,488
                                                                                              -------------------
                                                                                              986,192
                                                                                              -------------------
Internet Connectivity Services (0.21%)
Internap Network Services Corp (a)(b)                                         14,010                     220,658
                                                                                              -------------------

Internet Infrastructure Software (0.23%)
TIBCO Software Inc (a)                                                        28,450                     242,394
                                                                                              -------------------

Investment Companies (0.44%)
Ares Capital Corp (b)                                                         25,532                     463,916
                                                                                              -------------------

Lasers - Systems & Components (0.73%)
Cymer Inc (a)(b)                                                              14,880                     618,264
Excel Technology Inc (a)(b)                                                    5,500                     150,315
                                                                                              -------------------
                                                                                              768,579
                                                                                              -------------------
Leisure & Recreation Products (0.32%)
K2 Inc (a)                                                                    12,400                     149,916
WMS Industries Inc (a)(b)                                                      4,650                     182,466
                                                                                              -------------------
                                                                                              332,382
                                                                                              -------------------
Life & Health Insurance (0.62%)
Delphi Financial Group                                                        16,130                     648,910
                                                                                              -------------------

Machinery - Construction & Mining (0.83%)
Astec Industries Inc (a)(b)                                                   10,079                     405,680
Bucyrus International Inc                                                      8,970                     461,955
                                                                                              -------------------
                                                                                              867,635
                                                                                              -------------------
Machinery - General Industry (1.64%)
Gardner Denver Inc (a)                                                        18,176                     633,434
Manitowoc Co Inc/The                                                          10,630                     675,324

Machinery - General Industry
Middleby Corp (a)                                                              3,112                     410,286
                                                                                              -------------------
                                                                                            1,719,044
                                                                                              -------------------
Machinery Tools & Related Products (0.54%)
Kennametal Inc                                                                 8,433                     570,155
                                                                                              -------------------

Medical - Biomedical/Gene (1.43%)
Applera Corp - Celera Group (a)                                               14,140                     200,788
Bio-Rad Laboratories Inc (a)                                                   5,100                     356,184
Exelixis Inc (a)                                                              18,900                     187,866
Incyte Corp (a)(b)                                                            24,680                     162,641
Lexicon Genetics Inc (a)                                                      26,931                      97,760
Myriad Genetics Inc (a)(b)                                                    10,437                     359,659
SuperGen Inc (a)(b)                                                           23,826                     140,573
                                                                                              -------------------
                                                                                            1,505,471
                                                                                              -------------------
Medical - Drugs (1.51%)
Adams Respiratory Therapeutics Inc (a)(b)                                     13,070                     439,544
Cubist Pharmaceuticals Inc (a)(b)                                              7,872                     173,735
New River Pharmaceuticals Inc (a)(b)                                           5,580                     355,056
Viropharma Inc (a)(b)                                                         30,800                     441,980
Zymogenetics Inc (a)(b)                                                       11,320                     176,139
                                                                                              -------------------
                                                                                            1,586,454
                                                                                              -------------------
Medical - HMO (0.79%)
Centene Corp (a)                                                              15,540                     326,185
Sierra Health Services Inc (a)(b)                                             12,248                     504,250
                                                                                              -------------------
                                                                                              830,435
                                                                                              -------------------
Medical - Outpatient & Home Medical Care (0.42%)
Amedisys Inc (a)(b)                                                           13,624                     441,826
                                                                                              -------------------

Medical Imaging Systems (0.24%)
IRIS International Inc (a)(b)                                                 17,820                     248,589
                                                                                              -------------------

Medical Instruments (0.62%)
Conceptus Inc (a)                                                              8,410                     168,200
Kyphon Inc (a)(b)                                                             10,718                     483,811
                                                                                              -------------------
                                                                                              652,011
                                                                                              -------------------
Medical Laboratory & Testing Service (0.52%)
Icon Plc ADR (a)                                                              12,710                     541,446
                                                                                              -------------------

Medical Laser Systems (0.77%)
LCA-Vision Inc (b)                                                             8,350                     343,937
Palomar Medical Technologies Inc (a)(b)                                       11,700                     467,415
                                                                                              -------------------
                                                                                              811,352
                                                                                              -------------------
Medical Products (0.60%)
Haemonetics Corp/Mass (a)                                                      5,530                     258,528
Syneron Medical Ltd (a)                                                       10,420                     281,861
Zoll Medical Corp (a)                                                          3,480                      92,742
                                                                                              -------------------
                                                                                              633,131
                                                                                              -------------------
Metal Processors & Fabrication (1.59%)
Commercial Metals Co                                                          16,896                     529,690
Dynamic Materials Corp (a)                                                    19,292                     631,234
Ladish Co Inc (a)                                                             13,352                     502,569
                                                                                              -------------------
                                                                                            1,663,493
                                                                                              -------------------
Motion Pictures & Services (0.40%)
Lions Gate Entertainment Corp (a)(b)                                          36,296                     414,500
                                                                                              -------------------

Multi-Line Insurance (0.09%)
Horace Mann Educators Corp                                                     4,812                      98,887
                                                                                              -------------------

Multimedia (0.32%)
Journal Communications Inc                                                    25,598                     335,590
                                                                                              -------------------

Networking Products (1.20%)
Anixter International Inc (a)(b)                                               7,319                     482,615
Polycom Inc (a)(b)                                                            23,140                     771,256
                                                                                              -------------------
                                                                                            1,253,871
                                                                                              -------------------
Non-Ferrous Metals (0.92%)
Brush Engineered Materials Inc (a)                                             2,610                     126,507
RTI International Metals Inc (a)(b)                                            9,257                     842,479
                                                                                              -------------------
                                                                                              968,986
                                                                                              -------------------
Office Supplies & Forms (0.10%)
Ennis Inc                                                                      3,944                     105,541
                                                                                              -------------------

Oil - Field Services (2.29%)
Global Industries Ltd (a)                                                     34,340                     628,079
Helix Energy Solutions Group Inc (a)(b)                                       10,076                     375,734
Oceaneering International Inc (a)                                             15,476                     651,849
Superior Energy Services (a)(b)                                               21,748                     749,638
                                                                                              -------------------
                                                                                            2,405,300
                                                                                              -------------------
Oil Company - Exploration & Production (1.46%)
Penn Virginia Corp                                                             7,930                     582,062
St Mary Land & Exploration Co                                                 14,472                     530,833
W&T Offshore Inc                                                              14,430                     417,460
                                                                                              -------------------
                                                                                            1,530,355
                                                                                              -------------------
Oil Field Machinery & Equipment (0.77%)
Dril-Quip Inc (a)                                                             18,603                     805,138
                                                                                              -------------------

Oil Refining & Marketing (0.53%)
Holly Corp                                                                     9,350                     554,455
                                                                                              -------------------

Paper & Related Products (0.28%)
Rock-Tenn Co                                                                   8,880                     294,816
                                                                                              -------------------

Physician Practice Management (0.42%)
Pediatrix Medical Group Inc (a)                                                7,716                     440,275
                                                                                              -------------------

Power Converter & Supply Equipment (0.55%)
Advanced Energy Industries Inc (a)                                            27,430                     577,127
                                                                                              -------------------

Printing - Commercial (0.57%)
Consolidated Graphics Inc (a)                                                  8,031                     594,696
                                                                                              -------------------

Private Corrections (0.47%)
Geo Group Inc/The (a)                                                         10,898                     493,897
                                                                                              -------------------

Property & Casualty Insurance (2.08%)
Argonaut Group Inc (a)                                                         9,360                     302,890
CNA Surety Corp (a)                                                            7,110                     150,021
Employers Holdings Inc (a)                                                       564                      11,291
Fpic Insurance Group Inc (a)(b)                                                3,930                     175,553
Navigators Group Inc (a)                                                       2,910                     145,995
Safety Insurance Group Inc                                                     8,990                     360,679

Property & Casualty Insurance
Selective Insurance Group (b)                                                 12,460                     317,232
United America Indemnity Ltd (a)                                               4,700                     109,040
Zenith National Insurance Corp                                                12,857                     607,750
                                                                                              -------------------
                                                                                            2,180,451
                                                                                              -------------------
Recreational Centers (0.68%)
Life Time Fitness Inc (a)(b)                                                  13,840                     711,514
                                                                                              -------------------

REITS - Diversified (0.97%)
Entertainment Properties Trust                                                11,634                     700,948
Washington Real Estate Investment Trust (b)                                    8,490                     317,696
                                                                                              -------------------
                                                                                            1,018,644
                                                                                              -------------------
REITS - Healthcare (0.75%)
Senior Housing Properties Trust                                               32,920                     786,788
                                                                                              -------------------

REITS - Hotels (1.50%)
DiamondRock Hospitality Co                                                    20,990                     398,810
FelCor Lodging Trust Inc (b)                                                  18,890                     490,573
Highland Hospitality Corp                                                     29,200                     519,760
Innkeepers USA Trust                                                          10,411                     169,491
                                                                                              -------------------
                                                                                            1,578,634
                                                                                              -------------------
REITS - Mortgage (1.30%)
Anthracite Capital Inc                                                         7,540                      90,480
Arbor Realty Trust Inc                                                         7,930                     241,389
Deerfield Triarc Capital Corp                                                 36,233                     543,133
Gramercy Capital Corp/New York                                                16,031                     491,831
                                                                                              -------------------
                                                                                            1,366,833
                                                                                              -------------------
REITS - Office Property (0.53%)
BioMed Realty Trust Inc                                                       20,942                     550,775
                                                                                              -------------------

REITS - Shopping Centers (0.61%)
Inland Real Estate Corp                                                       11,080                     203,207
Kite Realty Group Trust                                                        6,210                     123,890
Saul Centers Inc (b)                                                           3,240                     184,356
Urstadt Biddle Properties Inc                                                  6,325                     123,717
                                                                                              -------------------
                                                                                              635,170
                                                                                              -------------------
REITS - Single Tenant (0.18%)
Getty Realty Corp                                                              6,410                     184,223
                                                                                              -------------------

REITS - Storage (0.16%)
Sovran Self Storage Inc                                                        3,090                     171,217
                                                                                              -------------------

Rental - Auto & Equipment (0.50%)
Dollar Thrifty Automotive Group (a)(b)                                        10,368                     529,183
                                                                                              -------------------

Research & Development (0.49%)
Parexel International Corp (a)                                                14,260                     512,932
                                                                                              -------------------

Resorts & Theme Parks (0.76%)
Vail Resorts Inc (a)(b)                                                       14,666                     796,804
                                                                                              -------------------

Respiratory Products (0.38%)
Respironics Inc (a)                                                            9,489                     398,443
                                                                                              -------------------

Retail - Apparel & Shoe (3.54%)
Aeropostale Inc (a)(b)                                                         8,014                     322,403

Retail - Apparel & Shoe
Brown Shoe Co Inc                                                              3,523                     147,966
Cache Inc. (a)                                                                 2,223                      39,458
Charlotte Russe Holding Inc (a)                                               26,360                     761,013
Childrens Place Retail Stores Inc/The (a)                                      8,300                     462,808
Dress Barn Inc (a)(b)                                                         10,560                     219,754
Genesco Inc (a)(b)                                                            12,245                     508,535
Men's Wearhouse Inc                                                           16,900                     795,145
Shoe Carnival Inc (a)                                                          5,615                     186,980
United Retail Group Inc (a)                                                    8,742                     105,079
Wet Seal Inc/The (a)                                                          25,671                     168,145
                                                                                              -------------------
                                                                                            3,717,286
                                                                                              -------------------
Retail - Automobile (0.22%)
Asbury Automotive Group Inc                                                    8,150                     230,238
                                                                                              -------------------

Retail - Convenience Store (0.56%)
Pantry Inc/The (a)(b)                                                         12,960                     586,051
                                                                                              -------------------

Retail - Restaurants (0.72%)
AFC Enterprises (a)(b)                                                        16,220                     325,211
Morton's Restaurant Group Inc (a)                                              6,930                     123,285
Ruth's Chris Steak House (a)                                                  15,170                     308,861
                                                                                              -------------------
                                                                                              757,357
                                                                                              -------------------
Retail - Sporting Goods (0.53%)
Hibbett Sports Inc (a)                                                        19,340                     552,931
                                                                                              -------------------

Rubber & Plastic Products (0.15%)
Myers Industries Inc                                                           8,378                     156,501
                                                                                              -------------------

Savings & Loans - Thrifts (1.05%)
First Place Financial Corp/OH                                                  6,450                     138,352
FirstFed Financial Corp (a)(b)                                                 8,750                     497,262
PFF Bancorp Inc                                                                5,725                     173,639
TierOne Corp                                                                   3,290                      88,962
Willow Financial Bancorp Inc                                                   3,622                      46,724
WSFS Financial Corp (b)                                                        2,360                     152,173
                                                                                              -------------------
                                                                                            1,097,112
                                                                                              -------------------
Semiconductor Component - Integrated Circuits (1.13%)
Cirrus Logic Inc (a)(b)                                                       45,440                     348,070
Emulex Corp (a)                                                               24,682                     451,434
Micrel Inc (b)                                                                13,614                     150,026
Standard Microsystems Corp (a)                                                 7,650                     233,631
                                                                                              -------------------
                                                                                            1,183,161
                                                                                              -------------------
Semiconductor Equipment (0.32%)
Entegris Inc (a)                                                              31,180                     333,626
                                                                                              -------------------

Software Tools (0.19%)
Altiris Inc (a)                                                                5,980                     196,802
                                                                                              -------------------

Steel - Producers (1.10%)
Chaparral Steel Co                                                            11,536                     671,049
Claymont Steel Inc (a)                                                         5,330                     106,227
Reliance Steel & Aluminum Co (b)                                               7,720                     373,648
                                                                                              -------------------
                                                                                            1,150,924
                                                                                              -------------------
Telecommunication Equipment (1.52%)
Anaren Inc (a)                                                                12,797                     225,355
Arris Group Inc (a)                                                           47,230                     664,999
Telecommunication Equipment
Comtech Telecommunications Corp (a)(b)                                        12,258                     474,752
Optium Corp (a)(b)                                                             5,150                      99,962
Sirenza Microdevices Inc (a)(b)                                               15,252                     131,472
                                                                                              -------------------
                                                                                            1,596,540
                                                                                              -------------------
Telecommunication Equipment - Fiber Optics (0.20%)
Oplink Communications Inc (a)                                                 11,670                     209,710
                                                                                              -------------------

Telecommunication Services (0.77%)
Consolidated Communications Holdings Inc                                      21,480                     427,237
NeuStar Inc (a)(b)                                                            13,550                     385,362
                                                                                              -------------------
                                                                                              812,599
                                                                                              -------------------
Telephone - Integrated (0.31%)
Alaska Communications Systems Group Inc                                       22,280                     328,630
                                                                                              -------------------

Therapeutics (2.19%)
BioMarin Pharmaceuticals Inc (a)(b)                                           25,470                     439,612
Isis Pharmaceuticals Inc (a)(b)                                               35,390                     328,065
Medarex Inc (a)(b)                                                            36,220                     468,687
Medicines Co/The (a)                                                          18,760                     470,501
Progenics Pharmaceuticals Inc (a)(b)                                          11,320                     268,058
Theravance Inc (a)                                                            10,860                     320,370
                                                                                              -------------------
                                                                                            2,295,293
                                                                                              -------------------
Toys (0.39%)
Jakks Pacific Inc (a)(b)                                                      17,040                     407,256
                                                                                              -------------------

Transactional Software (0.47%)
VeriFone Holdings Inc (a)(b)                                                  13,300                     488,509
                                                                                              -------------------

Transport - Services (1.06%)
HUB Group Inc (a)                                                             19,466                     564,319
Pacer International Inc                                                       20,460                     551,193
                                                                                              -------------------
                                                                                            1,115,512
                                                                                              -------------------
Transport - Truck (0.37%)
Old Dominion Freight Line (a)                                                 13,380                     385,478
                                                                                              -------------------

Travel Services (0.17%)
Ambassadors Group Inc (b)                                                      5,310                     176,504
                                                                                              -------------------

Veterinary Products (0.28%)
PetMed Express Inc (a)                                                        25,000                     296,250
                                                                                              -------------------

Wire & Cable Products (1.03%)
General Cable Corp (a)                                                        13,570                     725,045
Insteel Industries Inc                                                        21,390                     359,138
                                                                                              -------------------
                                                                                            1,084,183
                                                                                              -------------------
Wireless Equipment (0.32%)
EMS Technologies Inc (a)                                                       8,177                     157,571
Viasat Inc (a)                                                                 5,503                     181,434
                                                                                              -------------------
                                                                                              339,005
                                                                                              -------------------
TOTAL COMMON STOCKS                                                                        $         101,450,025
                                                                                              -------------------

                                                                        Principal
                                                                         Amount                       Value
                                                                 -------------------- ------- -------------------
SHORT TERM INVESTMENTS (3.63%)
Commercial Paper (3.63%)
Investment in Joint Trading Account; HSBC Funding
5.40%, 4/ 2/2007                                                           3,812,991                   3,812,991
                                                                                              -------------------
TOTAL SHORT TERM INVESTMENTS                                                               $           3,812,991
                                                                                              -------------------
MONEY MARKET FUNDS (27.12%)
Money Center Banks (27.12%)
BNY Institutional Cash Reserve Fund (f)                                   28,457,447                  28,457,447
                                                                                              -------------------
TOTAL MONEY MARKET FUNDS                                                                   $          28,457,447
                                                                                              -------------------
Total Investments                                                                          $         133,720,463
Liabilities in Excess of Other Assets, Net - (27.45)%                                               (28,803,146)

                                                                                              -------------------
TOTAL NET ASSETS - 100.00%                                                                 $         104,917,317
                                                                                              ===================
                                                                                              -------------------

                                                                                              ===================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(d)  Security is Illiquid

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(f)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $          16,456,942
Unrealized Depreciation                                     (3,451,708)
                                                     -------------------
Net Unrealized Appreciation (Depreciation)                   13,005,234
Cost for federal income tax purposes                        120,715,229


Portfolio Summary (unaudited)
---------------------------------------------------- -------------------
Sector                                                          Percent
---------------------------------------------------- -------------------
Financial                                                        50.35%
Consumer, Non-cyclical                                           17.50%
Consumer, Cyclical                                               16.12%
Industrial                                                       14.38%
Technology                                                        9.52%
Communications                                                    8.41%
Energy                                                            5.05%
Basic Materials                                                   3.20%
Utilities                                                         2.92%
Liabilities in Excess of Other Assets, Net                    (-27.45%)
                                                     -------------------
TOTAL NET ASSETS                                                100.00%
                                                     ===================


Schedule of Investments
March 31, 2007 (unaudited)
SmallCap Growth Account
                                                                     Shares
                                                                      Held                        Value
                                                                ----------------- ------- -------------------
COMMON STOCKS (98.44%)
Aerospace & Defense Equipment (2.39%)
AAR Corp (a)(b)                                                          36,965       $           1,018,755
BE Aerospace Inc (b)                                                      35,338                   1,120,215
DRS Technologies Inc                                                       5,783                     301,699
Triumph Group Inc                                                          7,900                     437,186
                                                                                          -------------------
                                                                                        2,877,855
                                                                                          -------------------
Apparel Manufacturers (1.59%)
Guess ? Inc                                                                7,275                     294,565
Phillips-Van Heusen                                                       27,628                   1,624,526
                                                                                          -------------------
                                                                                        1,919,091
                                                                                          -------------------
Applications Software (2.66%)
Applix Inc (b)                                                            14,621                     196,067
Callidus Software Inc (b)                                                 23,706                     177,795
Nuance Communications Inc (a)(b)                                          73,912                   1,131,593
Progress Software Corp (b)                                                24,359                     760,001
VA Software Corp (a)(b)                                                   83,963                     338,371
Verint Systems Inc (b)                                                    18,872                     606,735
                                                                                          -------------------
                                                                                        3,210,562
                                                                                          -------------------
Auto - Medium & Heavy Duty Trucks (0.15%)
Force Protection Inc (a)(b)                                                9,500                     178,220
                                                                                          -------------------

Batteries & Battery Systems (0.24%)
Energy Conversion Devices Inc (a)(b)                                       8,281                     289,338
                                                                                          -------------------

Building & Construction - Miscellaneous (0.19%)
Layne Christensen Co (b)                                                   6,351                     231,303
                                                                                          -------------------

Building Products - Doors & Windows (0.32%)
Apogee Enterprises Inc                                                    19,000                     380,760
                                                                                          -------------------

Building Products - Light Fixtures (0.68%)
Genlyte Group Inc (a)(b)                                                  11,674                     823,601
                                                                                          -------------------

Casino Services (0.37%)
Shuffle Master Inc (a)(b)                                                 24,300                     443,475
                                                                                          -------------------

Chemicals - Plastics (0.21%)
Landec Corp (a)(b)                                                        17,723                     251,312
                                                                                          -------------------

Circuit Boards (0.11%)
Merix Corp (b)                                                            15,901                     130,706
                                                                                          -------------------


Coffee (0.13%)
Peet's Coffee & Tea Inc (a)(b)                                             5,586                     154,285
                                                                                          -------------------

Commercial Banks (2.25%)
AmericanWest Bancorp                                                       5,650                     121,701
Prosperity Bancshares Inc                                                 13,200                     458,568
SVB Financial Group (a)(b)                                                 8,300                     403,297
Texas Capital Bancshares Inc (b)                                           9,400                     192,700
UCBH Holdings Inc                                                         46,993                     875,010
United Community Banks Inc/GA                                              5,543                     181,755
Virginia Commerce Bancorp (a)(b)                                           7,800                     168,870
Wilshire Bancorp Inc                                                      18,570                     304,548
                                                                                          -------------------
                                                                                        2,706,449
                                                                                          -------------------
Commercial Services (2.52%)
eTelecare Global Solutions Inc ADR (b)                                    21,200                     321,180
HMS Holdings Corp (a)(b)                                                  15,986                     350,093
PeopleSupport Inc (a)(b)                                                  28,269                     323,680
TeleTech Holdings Inc (b)                                                 41,600                   1,526,304
WNS Holdings Ltd ADR (b)                                                  17,600                     512,864
                                                                                          -------------------
                                                                                        3,034,121
                                                                                          -------------------
Commercial Services - Finance (0.18%)
Bankrate Inc (a)(b)                                                        6,300                     222,012
                                                                                          -------------------

Communications Software (0.70%)
DivX Inc (a)(b)                                                           10,500                     210,420
Inter-Tel Inc                                                              7,220                     170,681
Smith Micro Software Inc (a)(b)                                           24,700                     460,161
                                                                                          -------------------
                                                                                          841,262
                                                                                          -------------------
Computer Aided Design (0.52%)
Ansys Inc (a)(b)                                                          12,400                     629,548
                                                                                          -------------------

Computer Services (2.34%)
CACI International Inc (b)                                                15,160                     710,398
Cognizant Technology Solutions Corp (b)                                    8,100                     714,987
Factset Research Systems Inc                                              13,259                     833,328
iGate Corp (b)                                                            19,316                     159,164
LivePerson Inc (b)                                                        28,539                     224,887
Rainmaker Systems Inc (b)                                                 21,082                     177,089
                                                                                          -------------------
                                                                                        2,819,853
                                                                                          -------------------
Computer Software (0.12%)
Blackbaud Inc                                                              5,853                     142,930
                                                                                          -------------------

Computers - Integrated Systems (0.46%)
Micros Systems Inc (b)                                                     3,933                     212,342
Radisys Corp (b)                                                          20,908                     341,637
                                                                                          -------------------
                                                                                          553,979
                                                                                          -------------------
Computers - Memory Devices (0.07%)
Komag Inc (a)(b)                                                           2,600                      85,098
                                                                                          -------------------

Computers - Peripheral Equipment (0.13%)
Icad Inc (a)(b)                                                           40,724                     155,973
                                                                                          -------------------

Consulting Services (0.97%)
CRA International Inc (b)                                                 15,706                     819,539
Diamond Management & Technology Consultants Inc (a)                       30,400                     355,376
                                                                                          -------------------
                                                                                        1,174,915
                                                                                          -------------------

Consumer Products - Miscellaneous (0.65%)
Central Garden and Pet Co (a)(b)                                          17,797                     262,862
Central Garden and Pet Co (b)                                             35,804                     526,319
                                                                                          -------------------
                                                                                          789,181
                                                                                          -------------------
Cosmetics & Toiletries (0.24%)
Bare Escentuals Inc (a)(b)                                                 8,000                     286,960
                                                                                          -------------------

Data Processing & Management (0.14%)
FalconStor Software Inc (a)(b)                                            16,373                     170,607
                                                                                          -------------------

Decision Support Software (0.54%)
Interactive Intelligence Inc (b)                                          13,300                     202,692
SPSS Inc (b)                                                              12,500                     451,250
                                                                                          -------------------
                                                                                          653,942
                                                                                          -------------------
Diagnostic Equipment (0.79%)
BioVeris Corp (a)(b)                                                       6,700                      89,043
Gen-Probe Inc (b)                                                         12,800                     602,624
Hansen Medical Inc (a)(b)                                                 13,500                     255,150
                                                                                          -------------------
                                                                                          946,817

                                                                                          -------------------
Diagnostic Kits (0.54%)
Inverness Medical Innovations Inc (b)                                      9,200                     402,776
Meridian Bioscience Inc (a)                                                9,054                     251,339
                                                                                          -------------------
                                                                                          654,115
                                                                                          -------------------
Disposable Medical Products (0.08%)
Volcano Corp (b)                                                           5,600                     100,856
                                                                                          -------------------

Distribution & Wholesale (1.38%)
Beacon Roofing Supply Inc (a)(b)                                          14,859                     240,418
LKQ Corp (a)(b)                                                           27,131                     593,084
WESCO International Inc (b)                                               13,200                     828,696
                                                                                          -------------------
                                                                                        1,662,198
                                                                                          -------------------
Diversified Manufacturing Operations (1.64%)
Ameron International Corp                                                  2,399                     157,998
Barnes Group Inc                                                           7,735                     177,983
ESCO Technologies Inc (b)                                                 31,038                   1,391,123
Lydall Inc (b)                                                            15,879                     252,317
                                                                                          -------------------
                                                                                        1,979,421
                                                                                          -------------------
Drug Delivery Systems (0.18%)
Penwest Pharmaceuticals Co (a)(b)                                         21,331                     215,016
                                                                                          -------------------

E-Commerce - Products (0.70%)
NutriSystem Inc (a)(b)                                                    16,000                     838,560
                                                                                          -------------------

Educational Software (0.97%)
Blackboard Inc (a)(b)                                                     26,998                     907,943
SkillSoft PLC ADR (b)                                                     31,013                     259,268
                                                                                          -------------------
                                                                                        1,167,211
                                                                                          -------------------
Electronic Components - Miscellaneous (0.81%)
Benchmark Electronics Inc (b)                                             34,307                     708,783
Daktronics Inc (a)                                                         6,000                     164,640
Technitrol Inc                                                             4,000                     104,760
                                                                                          -------------------
                                                                                          978,183
                                                                                          -------------------
Electronic Components - Semiconductors (2.46%)
AXT Inc (b)                                                               34,468                     165,102
Diodes Inc (a)(b)                                                         19,100                     665,635
Fairchild Semiconductor International Inc (b)                              4,000                      66,880

Electronic Components - Semiconductors
Mellanox Technologies Ltd (a)(b)                                           2,600                      37,830
Microsemi Corp (a)(b)                                                     46,620                     970,162
Silicon Image Inc (b)                                                     25,522                     208,259
Sirf Technology Holdings Inc (a)(b)                                        8,300                     230,408
Syntax-Brillian Corp (a)(b)                                               62,400                     524,160
Volterra Semiconductor Corp (a)(b)                                         7,259                      94,803
                                                                                          -------------------
                                                                                        2,963,239
                                                                                          -------------------
Electronic Design Automation (0.33%)
Ansoft Corp (b)                                                           12,400                     392,336
                                                                                          -------------------

Electronic Measurement Instruments (0.34%)
Analogic Corp (a)                                                          4,528                     284,721
Measurement Specialties Inc (b)                                            5,584                     125,975
                                                                                          -------------------
                                                                                          410,696
                                                                                          -------------------
Electronic Security Devices (0.40%)
American Science & Engineering Inc (a)(b)                                  4,100                     215,947
Taser International Inc (a)(b)                                            32,500                     260,975
                                                                                          -------------------
                                                                                          476,922
                                                                                          -------------------
E-Marketing & Information (0.40%)
24/7 Real Media Inc (a)(b)                                                36,713                     294,805
Digital River Inc (b)                                                      3,300                     182,325
                                                                                          -------------------
                                                                                          477,130
                                                                                          -------------------
Energy - Alternate Sources (0.50%)
First Solar Inc (a)(b)                                                    11,500                     598,115
                                                                                          -------------------

Engineering - Research & Development Services (0.75%)
EMCOR Group Inc (b)                                                       15,260                     900,035
                                                                                          -------------------

Enterprise Software & Services (2.19%)
Concur Technologies Inc (a)(b)                                             9,648                     168,454
Emageon Inc (a)(b)                                                         6,200                      68,200
Neoware Inc (a)(b)                                                        29,812                     300,207
Omnicell Inc (b)                                                          38,569                     806,864
Opnet Technologies Inc (b)                                                35,462                     479,092
Taleo Corp (b)                                                            11,168                     185,165
Ultimate Software Group Inc (b)                                           24,180                     633,274
                                                                                          -------------------
                                                                                        2,641,256
                                                                                          -------------------
Entertainment Software (0.28%)
Glu Mobile Inc (a)(b)                                                      3,200                      32,000
THQ Inc (a)(b)                                                             9,000                     307,710
                                                                                          -------------------
                                                                                          339,710
                                                                                          -------------------
E-Services - Consulting (1.33%)
Access Integrated Technologies Inc (a)(b)                                 15,262                      82,873
GSI Commerce Inc (a)(b)                                                   15,900                     359,181
Perficient Inc (a)(b)                                                     39,203                     775,435
Saba Software Inc (b)                                                     24,806                     162,355
WebSideStory Inc (a)(b)                                                   17,066                     221,005
                                                                                          -------------------
                                                                                        1,600,849
                                                                                          -------------------
Fiduciary Banks (1.13%)
Investors Financial Services Corp                                         23,347                   1,357,628
                                                                                          -------------------

Finance - Consumer Loans (0.16%)
Portfolio Recovery Associates (a)(b)                                       4,237                     189,182
                                                                                          -------------------


Finance - Investment Banker & Broker (0.11%)
Thomas Weisel Partners Group Inc (a)(b)                                    6,700                     127,434
                                                                                          -------------------

Firearms & Ammunition (0.38%)
Smith & Wesson Holding Corp (a)(b)                                        35,300                     462,077
                                                                                          -------------------

Food - Miscellaneous/Diversified (0.15%)
Hain Celestial Group Inc (b)                                               6,035                     181,472
                                                                                          -------------------

Food - Wholesale & Distribution (0.13%)
United Natural Foods Inc (a)(b)                                            4,963                     152,066
                                                                                          -------------------

Footwear & Related Apparel (1.05%)
CROCS Inc (a)(b)                                                          13,600                     642,600
Iconix Brand Group Inc (a)(b)                                             30,700                     626,280
                                                                                          -------------------
                                                                                        1,268,880
                                                                                          -------------------
Gambling (Non-Hotel) (0.21%)
Pinnacle Entertainment Inc (b)                                             4,800                     139,536
Youbet.com Inc (b)                                                        38,100                     114,300
                                                                                          -------------------
                                                                                          253,836
                                                                                          -------------------
Hotels & Motels (1.31%)
Orient-Express Hotels Ltd                                                 26,384                   1,578,291
                                                                                          -------------------

Housewares (0.29%)
Lifetime Brands Inc (a)                                                   16,918                     353,417
                                                                                          -------------------

Human Resources (2.07%)
Kenexa Corp (b)                                                           36,331                   1,130,984
Korn/Ferry International (a)(b)                                           10,167                     233,231
Labor Ready Inc (a)(b)                                                    40,074                     761,005
On Assignment Inc (b)                                                     29,600                     367,336
                                                                                          -------------------
                                                                                        2,492,556
                                                                                          -------------------
Industrial Audio & Video Products (0.12%)
SRS Labs Inc (b)                                                          10,200                     142,086
                                                                                          -------------------

Industrial Automation & Robots (0.65%)
Cognex Corp (a)                                                           28,052                     607,887
Hurco Cos Inc (b)                                                          3,958                     169,600
                                                                                          -------------------
                                                                                          777,487
                                                                                          -------------------
Industrial Gases (0.69%)
Airgas Inc                                                                19,800                     834,570
                                                                                          -------------------

Instruments - Controls (0.16%)
Spectrum Control Inc (b)                                                  16,048                     197,390
                                                                                          -------------------

Instruments - Scientific (0.23%)
FEI Co (a)(b)                                                              7,750                     279,465
                                                                                          -------------------

Internet Application Software (0.53%)
Cybersource Corp (b)                                                      17,949                     224,542
Interwoven Inc (a)(b)                                                     14,001                     236,617
Vignette Corp (b)                                                          9,410                     174,744
                                                                                          -------------------
                                                                                          635,903
                                                                                          -------------------
Internet Connectivity Services (0.15%)
Internap Network Services Corp (b)                                        11,290                     177,818
                                                                                          -------------------

Internet Content - Entertainment (0.26%)
Shanda Interactive Entertainment Ltd ADR (a)(b)                           11,809                     317,072
                                                                                          -------------------

Internet Content - Information & News (0.85%)
Knot Inc/The (a)(b)                                                       27,187                     585,336
LoopNet Inc (b)                                                           13,300                     227,297
TheStreet.com Inc (a)                                                     16,932                     207,417
                                                                                          -------------------
                                                                                        1,020,050
                                                                                          -------------------
Internet Incubators (0.21%)
Internet Capital Group Inc (a)(b)                                         23,201                     248,251
                                                                                          -------------------

Internet Infrastructure Software (0.47%)
Opsware Inc (a)(b)                                                        25,400                     184,150
TIBCO Software Inc (b)                                                    45,600                     388,512
                                                                                          -------------------
                                                                                          572,662
                                                                                          -------------------
Internet Security (0.86%)
Blue Coat Systems Inc (a)(b)                                              17,000                     624,410
Entrust Inc (b)                                                           46,279                     186,504
Secure Computing Corp (b)                                                 28,114                     216,478
Sourcefire Inc (b)                                                           600                      10,578
                                                                                          -------------------
                                                                                        1,037,970
                                                                                          -------------------
Internet Telephony (0.12%)
j2 Global Communications Inc (b)                                           5,200                     144,144
                                                                                          -------------------

Investment Management & Advisory Services (0.03%)
WisdomTree Investments Inc (b)                                             5,800                      40,600
                                                                                          -------------------

Lasers - Systems & Components (0.58%)
II-VI Inc (b)                                                             20,721                     701,406
                                                                                          -------------------

Lighting Products & Systems (0.15%)
Color Kinetics Inc (a)(b)                                                  9,298                     180,660
                                                                                          -------------------

Machinery - Construction & Mining (0.32%)
Bucyrus International Inc                                                  7,420                     382,130
                                                                                          -------------------

Machinery - General Industry (1.60%)
DXP Enterprises Inc (a)(b)                                                 4,674                     178,547
Intevac Inc (a)(b)                                                         6,425                     169,427
Middleby Corp (b)                                                          7,467                     984,449
Wabtec Corp                                                               17,400                     600,126
                                                                                          -------------------
                                                                                        1,932,549
                                                                                          -------------------
Machinery - Print Trade (0.13%)
Presstek Inc (a)(b)                                                       26,926                     162,902
                                                                                          -------------------

Machinery Tools & Related Products (0.40%)
Kennametal Inc                                                             7,100                     480,031
                                                                                          -------------------

Medical - Biomedical/Gene (3.08%)
ADVENTRX Pharmaceuticals Inc (a)(b)                                       48,200                     120,500
BioMimetic Therapeutics Inc (b)                                            2,600                      43,004
Digene Corp (b)                                                           10,600                     449,546
Exelixis Inc (a)(b)                                                       30,900                     307,146
Illumina Inc (a)(b)                                                        7,338                     215,003
Integra LifeSciences Holdings Corp (a)(b)                                  1,800                      82,044
Keryx Biopharmaceuticals Inc (a)(b)                                       22,876                     240,656
Lifecell Corp (a)(b)                                                      47,200                   1,178,584
Medical - Biomedical/Gene
Myriad Genetics Inc (a)(b)                                                19,500                     671,970
Regeneron Pharmaceuticals Inc (b)                                         18,500                     399,970
                                                                                          -------------------
                                                                                        3,708,423
                                                                                          -------------------
Medical - Drugs (0.61%)
Cardiome Pharma Corp (b)                                                  11,850                     120,278
Cubist Pharmaceuticals Inc (a)(b)                                         12,800                     282,496
Emergent Biosolutions Inc (b)                                             24,800                     332,816
                                                                                          -------------------
                                                                                          735,590
                                                                                          -------------------
Medical - Hospitals (0.62%)
United Surgical Partners International (b)                                24,231                     746,557
                                                                                          -------------------

Medical - Outpatient & Home Medical Care (0.07%)
NovaMed Inc (b)                                                           12,936                      83,825
                                                                                          -------------------

Medical Imaging Systems (0.42%)
Vital Images Inc (b)                                                      15,201                     505,585
                                                                                          -------------------

Medical Information Systems (0.58%)
Allscripts Healthcare Solutions Inc (a)(b)                                15,200                     407,512
Phase Forward Inc (b)                                                     22,100                     290,173
                                                                                          -------------------
                                                                                          697,685
                                                                                          -------------------
Medical Instruments (2.44%)
Angiodynamics Inc (a)(b)                                                  14,701                     248,300
Arthrocare Corp (a)(b)                                                    20,834                     750,858
Bruker BioSciences Corp (b)                                               23,189                     243,948
Conceptus Inc (b)                                                          7,850                     157,000
DexCom Inc (a)(b)                                                         23,155                     181,998
DJO Inc (a)(b)                                                             9,900                     375,210
Kyphon Inc (a)(b)                                                          4,548                     205,297
Micrus Endovascular Corp (a)(b)                                           11,400                     271,776
Natus Medical Inc (b)                                                     13,647                     242,507
Spectranetics Corp (a)(b)                                                  7,200                      77,040
Symmetry Medical Inc (b)                                                  11,254                     183,778
                                                                                          -------------------
                                                                                        2,937,712
                                                                                          -------------------
Medical Laboratory & Testing Service (0.18%)
Bio-Reference Labs Inc (b)                                                 8,400                     213,360
                                                                                          -------------------

Medical Laser Systems (0.39%)
Biolase Technology Inc (a)(b)                                             28,219                     274,571
Cutera Inc (a)(b)                                                          5,300                     191,807
                                                                                          -------------------
                                                                                          466,378
                                                                                          -------------------
Medical Products (2.50%)
Accuray Inc (a)(b)                                                        11,300                     251,312
American Medical Systems Holdings Inc (a)(b)                              25,700                     544,069
Luminex Corp (a)(b)                                                       14,206                     194,906
Sonic Innovations Inc (b)                                                 11,570                      97,767
Syneron Medical Ltd (a)(b)                                                 5,800                     156,890
ThermoGenesis Corp (a)(b)                                                 21,200                      77,168
Viasys Healthcare Inc (b)                                                 44,405                   1,509,326
Wright Medical Group Inc (a)(b)                                            8,163                     181,953
                                                                                          -------------------
                                                                                        3,013,391
                                                                                          -------------------
Metal Processors & Fabrication (0.31%)
Ladish Co Inc (b)                                                          9,800                     368,872
                                                                                          -------------------

Networking Products (0.80%)
Atheros Communications Inc (a)(b)                                          8,600                     205,798
Networking Products
BigBand Networks Inc (b)                                                  10,700                     192,707
Ixia (a)(b)                                                               41,500                     385,950
Netgear Inc (b)                                                            6,415                     183,020
                                                                                          -------------------
                                                                                          967,475
                                                                                          -------------------
Oil - Field Services (2.02%)
Core Laboratories NV (b)                                                   7,118                     596,702
Hercules Offshore Inc (a)(b)                                               1,600                      42,016
Superior Energy Services (b)                                               8,200                     282,654
Tetra Technologies Inc (a)(b)                                             61,368                   1,516,403
                                                                                          -------------------
                                                                                        2,437,775
                                                                                          -------------------
Oil & Gas Drilling (0.52%)
Atwood Oceanics Inc (a)(b)                                                 3,600                     211,284
Patterson-UTI Energy Inc                                                  18,689                     419,381
                                                                                          -------------------
                                                                                          630,665
                                                                                          -------------------
Oil Company - Exploration & Production (2.16%)
Carrizo Oil & Gas Inc (b)                                                  2,400                      83,904
EXCO Resources Inc (a)(b)                                                 61,345                   1,017,100
PetroHawk Energy Corp (a)(b)                                              69,874                     920,241
Quicksilver Resources Inc (a)(b)                                          11,985                     476,643
Toreador Resources Corp (a)(b)                                             5,853                     106,232
                                                                                          -------------------
                                                                                        2,604,120
                                                                                          -------------------
Oil Field Machinery & Equipment (0.55%)
Dresser-Rand Group Inc (b)                                                21,752                     662,566
                                                                                          -------------------

Patient Monitoring Equipment (0.21%)
Aspect Medical Systems Inc (a)(b)                                         15,880                     247,569
                                                                                          -------------------

Physical Therapy & Rehabilitation Centers (2.01%)
Psychiatric Solutions Inc (a)(b)                                          60,012                   2,419,084
                                                                                          -------------------

Physician Practice Management (1.71%)
Pediatrix Medical Group Inc (b)                                           36,187                   2,064,830
                                                                                          -------------------

Private Corrections (0.15%)
Geo Group Inc/The (b)                                                      3,900                     176,748
                                                                                          -------------------

Property & Casualty Insurance (0.30%)
Argonaut Group Inc (b)                                                     6,130                     198,367
United America Indemnity Ltd (b)                                           7,100                     164,720
                                                                                          -------------------
                                                                                          363,087
                                                                                          -------------------
REITS - Apartments (0.13%)
Mid-America Apartment Communities Inc                                      2,700                     151,902
                                                                                          -------------------

REITS - Healthcare (0.71%)
Ventas Inc                                                                20,449                     861,516
                                                                                          -------------------

REITS - Office Property (0.34%)
BioMed Realty Trust Inc                                                   15,532                     408,492
                                                                                          -------------------

Rental - Auto & Equipment (0.45%)
Aaron Rents Inc                                                           20,600                     544,664
                                                                                          -------------------

Research & Development (0.43%)
Kendle International Inc (b)                                               8,225                     292,152

Research & Development
Parexel International Corp (b)                                             6,229                     224,057
                                                                                          -------------------
                                                                                          516,209
                                                                                          -------------------
Respiratory Products (0.40%)
Resmed Inc (a)(b)                                                          9,616                     484,358
                                                                                          -------------------

Retail - Apparel & Shoe (3.38%)
Aeropostale Inc (a)(b)                                                     8,900                     358,047
Cache Inc. (a)(b)                                                          9,500                     168,625
Childrens Place Retail Stores Inc/The (b)                                 18,569                   1,035,407
Christopher & Banks Corp                                                  50,115                     975,739
DSW Inc (a)(b)                                                             7,890                     333,037
Tween Brands Inc (b)                                                      20,200                     721,544
Wet Seal Inc/The (a)(b)                                                   72,700                     476,185
                                                                                          -------------------
                                                                                        4,068,584
                                                                                          -------------------
Retail - Catalog Shopping (0.18%)
Coldwater Creek Inc (a)(b)                                                10,700                     216,996
                                                                                          -------------------

Retail - Discount (0.13%)
99 Cents Only Stores (a)(b)                                               10,800                     159,084
                                                                                          -------------------

Retail - Music Store (0.35%)
Guitar Center Inc (a)(b)                                                   9,420                     425,030
                                                                                          -------------------

Retail - Petroleum Products (0.06%)
World Fuel Services Corp                                                   1,600                      74,016
                                                                                          -------------------

Retail - Restaurants (2.69%)
Buffalo Wild Wings Inc (a)(b)                                             11,659                     742,678
California Pizza Kitchen Inc (a)(b)                                       34,831                   1,145,592
CKE Restaurants Inc                                                       56,452                   1,064,685
Texas Roadhouse Inc (a)(b)                                                20,500                     292,125
                                                                                          -------------------
                                                                                        3,245,080
                                                                                          -------------------
Retail - Sporting Goods (0.13%)
Hibbett Sports Inc (b)                                                     5,350                     152,957
                                                                                          -------------------

Semiconductor Component - Integrated Circuits (2.17%)
Anadigics Inc (a)(b)                                                      54,562                     644,923
Exar Corp (b)                                                             24,495                     324,314
Hittite Microwave Corp (a)(b)                                             15,300                     614,601
Power Integrations Inc (b)                                                19,141                     433,544
Standard Microsystems Corp (a)(b)                                         19,460                     594,308
                                                                                          -------------------
                                                                                        2,611,690
                                                                                          -------------------
Semiconductor Equipment (1.34%)
BTU International Inc (a)(b)                                              10,287                     102,870
LTX Corp (a)(b)                                                           22,550                     138,006
Photronics Inc (a)(b)                                                     24,268                     377,367
Rudolph Technologies Inc (a)(b)                                           34,956                     609,633
Semitool Inc (a)(b)                                                        9,914                     128,882
Varian Semiconductor Equipment Associates Inc (b)                          4,750                     253,555
                                                                                          -------------------
                                                                                        1,610,313
                                                                                          -------------------
Steel - Producers (1.05%)
Steel Dynamics Inc                                                        29,322                   1,266,710
                                                                                          -------------------

Steel - Specialty (0.56%)
Allegheny Technologies Inc                                                 4,200                     448,098

Steel - Specialty
Universal Stainless & Alloy (a)(b)                                         4,866                     230,989
                                                                                          -------------------
                                                                                          679,087
                                                                                          -------------------
Telecommunication Equipment (1.73%)
Arris Group Inc (b)                                                        8,800                     123,904
Nice Systems Ltd ADR (b)                                                  38,381                   1,305,722
Occam Networks Inc (b)                                                     9,100                     101,647
OpNext Inc (a)(b)                                                         10,300                     152,337
Optium Corp (a)(b)                                                        11,200                     217,392
Sirenza Microdevices Inc (a)(b)                                           21,049                     181,442
                                                                                          -------------------
                                                                                        2,082,444
                                                                                          -------------------
Telecommunication Equipment - Fiber Optics (0.46%)
Finisar Corp (a)(b)                                                       85,200                     298,200
Oplink Communications Inc (b)                                             14,300                     256,971
                                                                                          -------------------
                                                                                          555,171
                                                                                          -------------------
Telecommunication Services (0.45%)
Harris Stratex Networks Inc (b)                                            8,872                     170,254
NeuStar Inc (a)(b)                                                        13,018                     370,232
                                                                                          -------------------
                                                                                          540,486
                                                                                          -------------------
Theaters (0.32%)
National CineMedia Inc (b)                                                14,400                     384,480
                                                                                          -------------------

Therapeutics (0.64%)
BioMarin Pharmaceuticals Inc (a)(b)                                       20,700                     357,282
Isis Pharmaceuticals Inc (a)(b)                                           29,267                     271,305
Nuvelo Inc (b)                                                            18,915                      69,607
Renovis Inc (b)                                                           21,357                      74,750
                                                                                          -------------------
                                                                                          772,944
                                                                                          -------------------
Toys (0.41%)
Marvel Entertainment Inc (a)(b)                                           17,900                     496,725
                                                                                          -------------------

Transactional Software (0.36%)
Bottomline Technologies Inc (b)                                           20,120                     219,308
Synchronoss Technologies Inc (a)(b)                                       12,512                     217,709
                                                                                          -------------------
                                                                                          437,017
                                                                                          -------------------
Transport - Services (1.38%)
HUB Group Inc (b)                                                         35,693                   1,034,740
UTi Worldwide Inc                                                         25,463                     625,881
                                                                                          -------------------
                                                                                        1,660,621
                                                                                          -------------------
Transport - Truck (1.25%)
Forward Air Corp                                                           3,281                     107,879
Landstar System Inc                                                       26,036                   1,193,490
Old Dominion Freight Line (a)(b)                                           6,950                     200,230
                                                                                          -------------------
                                                                                        1,501,599
                                                                                          -------------------
Veterinary Diagnostics (1.32%)
Neogen Corp (b)                                                            8,065                     190,173
VCA Antech Inc (b)                                                        38,432                   1,395,466
                                                                                          -------------------
                                                                                        1,585,639
                                                                                          -------------------
Vitamins & Nutrition Products (0.08%)
NutraCea (a)(b)                                                           32,200                      96,922
                                                                                          -------------------

Wireless Equipment (1.17%)
Novatel Wireless Inc (a)(b)                                               16,101                     258,260
SBA Communications Corp (a)(b)                                            14,600                     431,430
Sierra Wireless Inc (a)(b)                                                14,177                     222,437

Wireless Equipment
Viasat Inc (b)                                                            15,100                     497,847
                                                                                          -------------------
                                                                                        1,409,974
                                                                                          -------------------
X-Ray Equipment (0.30%)
Hologic Inc (a)(b)                                                         6,300                     363,132
                                                                                          -------------------
TOTAL COMMON STOCKS                                                                    $         118,597,127
                                                                                          -------------------
                                                                   Principal
                                                                     Amount                       Value
                                                                ----------------- ------- -------------------
MONEY MARKET FUNDS (27.52%)
Money Center Banks (27.52%)
BNY Institutional Cash Reserve Fund (c)                               33,158,973                  33,158,973
                                                                                          -------------------
TOTAL MONEY MARKET FUNDS                                                               $          33,158,973
                                                                                          -------------------
Total Investments                                                                      $         151,756,100
Liabilities in Excess of Other Assets, Net - (25.96)%                                           (31,272,829)
                                                                                          -------------------
TOTAL NET ASSETS - 100.00%                                                             $         120,483,271
                                                                                          ===================
                                                                                          -------------------

                                                                                          ===================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $          14,337,231
Unrealized Depreciation                                      (4,914,844)
                                                      -------------------
Net Unrealized Appreciation (Depreciation)                     9,422,387
Cost for federal income tax purposes                         142,333,713


Portfolio Summary (unaudited)
----------------------------------------------------- -------------------
Sector                                                           Percent
----------------------------------------------------- -------------------
Financial                                                         32.67%
Consumer, Non-cyclical                                            26.63%
Technology                                                        18.36%
Industrial                                                        15.53%
Consumer, Cyclical                                                14.01%
Communications                                                    10.48%
Energy                                                             5.76%
Basic Materials                                                    2.52%
Liabilities in Excess of Other Assets, Net                     (-25.96%)
                                                      -------------------
TOTAL NET ASSETS                                                 100.00%
                                                      ===================

Schedule of Investments
March 31, 2007 (unaudited)
SmallCap Value Account
                                                                       Shares
                                                                        Held                        Value
                                                                   ---------------- ------- -------------------
COMMON STOCKS (97.06%)
Advanced Materials & Products (0.08%)
Ceradyne Inc (a)(b)                                                         3,000       $             164,220
                                                                                            -------------------

Aerospace & Defense (0.16%)
Esterline Technologies Corp (a)(b)                                           8,000                     328,560
                                                                                            -------------------

Aerospace & Defense Equipment (1.23%)
AAR Corp (a)(b)                                                              3,700                     101,972
Curtiss-Wright Corp                                                         14,000                     539,560
Heico Corp (a)                                                               1,100                      40,139
Kaman Corp                                                                  14,300                     333,333
Moog Inc (b)                                                                17,750                     739,288
Orbital Sciences Corp (a)(b)                                                24,300                     455,382
Triumph Group Inc (a)                                                        6,100                     337,574
                                                                                            -------------------
                                                                                          2,547,248
                                                                                            -------------------
Agricultural Chemicals (0.33%)
CF Industries Holdings Inc                                                  11,800                     454,890
UAP Holding Corp                                                             9,200                     237,820
                                                                                            -------------------
                                                                                            692,710
                                                                                            -------------------
Airlines (0.84%)
Alaska Air Group Inc (b)                                                     8,700                     331,470
Continental Airlines Inc (a)(b)                                                600                      21,834
ExpressJet Holdings Inc (b)                                                 26,500                     154,760
Republic Airways Holdings Inc (a)(b)                                        12,300                     282,408
Skywest Inc                                                                 35,300                     947,099
                                                                                            -------------------
                                                                                          1,737,571
                                                                                            -------------------
Apparel Manufacturers (1.33%)
Carter's Inc (a)(b)                                                         15,100                     382,634
Hartmarx Corp (a)(b)                                                        26,100                     193,140
Kellwood Co                                                                 18,500                     542,605
Maidenform Brands Inc (b)                                                   13,400                     309,138
Oxford Industries Inc (a)                                                      900                      44,496
Phillips-Van Heusen                                                         20,300                   1,193,640
Quiksilver Inc (a)(b)                                                        8,100                      93,960
                                                                                            -------------------
                                                                                          2,759,613
                                                                                            -------------------
Applications Software (0.26%)
American Reprographics Co (b)                                                7,400                     227,846
Progress Software Corp (a)(b)                                                6,400                     199,680
Quest Software Inc (a)(b)                                                    6,400                     104,128
                                                                                            -------------------
                                                                                            531,654
                                                                                            -------------------
Auction House & Art Dealer (0.13%)
Sotheby's                                                                    6,000                     266,880
                                                                                            -------------------

Auto/Truck Parts & Equipment - Original (0.82%)
American Axle & Manufacturing Holdings (a)                                   5,400                     147,690
Auto/Truck Parts & Equipment - Original
ArvinMeritor Inc (a)                                                        27,400                     500,050
Keystone Automotive Industries Inc (b)                                       3,300                     111,210
Lear Corp (b)                                                                3,300                     120,483
Modine Manufacturing Co                                                      9,400                     215,260
Tenneco Inc (b)                                                             19,400                     493,924
Visteon Corp (a)(b)                                                         12,600                     107,604
                                                                                            -------------------
                                                                                          1,696,221
                                                                                            -------------------
Auto/Truck Parts & Equipment - Replacement (0.33%)
Aftermarket Technology Corp (a)(b)                                          28,100                     682,268
                                                                                            -------------------

B2B - E-Commerce (0.23%)
Ariba Inc (a)(b)                                                            20,400                     191,760
i2 Technologies Inc (a)(b)                                                   9,800                     235,200
webMethods Inc (a)(b)                                                        7,400                      53,206
                                                                                            -------------------
                                                                                            480,166
                                                                                            -------------------
Batteries & Battery Systems (0.22%)
Greatbatch Inc (a)(b)                                                       18,200                     464,100
                                                                                            -------------------

Building - Heavy Construction (0.49%)
Granite Construction Inc                                                     5,700                     314,982
Washington Group International Inc (a)(b)                                   10,700                     710,694
                                                                                            -------------------
                                                                                          1,025,676
                                                                                            -------------------
Building - Maintenance & Service (0.15%)
ABM Industries Inc                                                          11,600                     306,124
                                                                                            -------------------

Building - Residential & Commercial (0.05%)
WCI Communities Inc (a)(b)                                                   5,200                     110,968
                                                                                            -------------------

Building & Construction - Miscellaneous (0.03%)
Builders FirstSource Inc (a)(b)                                              3,300                      53,031
                                                                                            -------------------

Building & Construction Products - Miscellaneous (0.16%)
NCI Building Systems Inc (a)(b)                                              6,800                     324,632
                                                                                            -------------------

Building Products - Air & Heating (0.19%)
Comfort Systems USA Inc                                                     33,100                     396,538
                                                                                            -------------------

Building Products - Cement & Aggregate (0.13%)
Eagle Materials Inc (a)                                                      5,900                     263,317
                                                                                            -------------------

Building Products - Doors & Windows (0.16%)
Apogee Enterprises Inc                                                      16,300                     326,652
                                                                                            -------------------

Building Products - Light Fixtures (0.09%)
Genlyte Group Inc (a)(b)                                                     2,700                     190,485
                                                                                            -------------------

Building Products - Wood (0.20%)
Universal Forest Products Inc                                                8,200                     406,310
                                                                                            -------------------

Cable TV (0.25%)
Lodgenet Entertainment Corp (b)                                             16,700                     513,024
                                                                                            -------------------

Capacitors (0.03%)
Kemet Corp (a)(b)                                                            7,200                      55,080
                                                                                            -------------------


Casino Hotels (0.12%)
Ameristar Casinos Inc                                                        1,300                      41,743
Monarch Casino & Resort Inc (a)(b)                                           7,700                     200,200
                                                                                            -------------------
                                                                                            241,943
                                                                                            -------------------
Cellular Telecommunications (0.13%)
Centennial Communications Corp (b)                                           8,600                      70,778
Dobson Communications Corp (a)(b)                                           22,900                     196,711
                                                                                            -------------------
                                                                                            267,489
                                                                                            -------------------
Chemicals - Diversified (0.57%)
FMC Corp                                                                     2,000                     150,860
Georgia Gulf Corp (a)                                                       13,700                     222,077
Innospec Inc (a)                                                             4,100                     236,324
Pioneer Cos Inc (a)(b)                                                       6,400                     176,896
Rockwood Holdings Inc (a)(b)                                                 9,700                     268,496
Westlake Chemical Corp (a)                                                   4,500                     122,175
                                                                                            -------------------
                                                                                          1,176,828
                                                                                            -------------------
Chemicals - Plastics (0.25%)
PolyOne Corp (b)                                                            28,900                     176,290
Spartech Corp (a)                                                           12,000                     352,080
                                                                                            -------------------
                                                                                            528,370
                                                                                            -------------------
Chemicals - Specialty (1.84%)
Arch Chemicals Inc                                                          15,200                     474,544
HB Fuller Co                                                                42,600                   1,161,702
Hercules Inc (a)(b)                                                         29,700                     580,338
Minerals Technologies Inc (a)                                                3,000                     186,480
NewMarket Corp                                                               2,700                     109,809
OM Group Inc (b)                                                            11,500                     513,820
Sensient Technologies Corp (a)                                              17,900                     461,462
WR Grace & Co (a)(b)                                                        12,400                     327,608
                                                                                            -------------------
                                                                                          3,815,763
                                                                                            -------------------
Circuit Boards (0.18%)
Park Electrochemical Corp                                                   10,800                     292,896
TTM Technologies Inc (b)                                                     8,500                      81,090
                                                                                            -------------------
                                                                                            373,986
                                                                                            -------------------
Collectibles (0.14%)
RC2 Corp (b)                                                                 7,100                     286,769
                                                                                            -------------------

Commercial Banks (9.95%)
1st Source Corp                                                              6,350                     166,180
Amcore Financial Inc                                                         4,400                     139,700
AmericanWest Bancorp                                                         2,700                      58,158
Ameris Bancorp                                                               5,440                     133,171
Bancfirst Corp                                                               2,700                     125,145
Bancorp Inc/DE (a)(b)                                                        2,100                      54,600
Bank of Granite Corp                                                         7,275                     130,368
Banner Corp                                                                  2,200                      91,410
Camden National Corp                                                         3,000                     130,200
Capital Corp of the West (a)                                                 2,200                      58,410
Capitol Bancorp Ltd (a)                                                      4,200                     154,770
Cardinal Financial Corp (a)                                                  3,100                      30,938
Cascade Bancorp (a)                                                         14,400                     373,536
Cathay General Bancorp (a)                                                   4,100                     139,318
Central Pacific Financial Corp (a)                                          13,300                     486,381
Chemical Financial Corp                                                      6,093                     181,510
Chittenden Corp (a)                                                          6,500                     196,235
Citizens Banking Corp/MI                                                    17,555                     389,019
City Bank/Lynnwood WA (a)                                                    4,100                     131,651

Commercial Banks
City Holding Co                                                             10,900                     440,905
Colonial BancGroup Inc/The (a)                                              16,100                     398,475
Columbia Bancorp/OR                                                            600                      14,406
Columbia Banking System Inc                                                  5,057                     170,573
Community Bancorp/NV (a)(b)                                                  2,100                      64,575
Community Bank System Inc                                                    6,200                     129,704
Community Trust Bancorp Inc                                                  7,263                     263,138
Corus Bankshares Inc (a)                                                    42,500                     725,050
Cullen/Frost Bankers Inc                                                     7,700                     402,941
CVB Financial Corp                                                          12,125                     144,287
East West Bancorp Inc (a)                                                   11,000                     404,470
Farmers Capital Bank Corp                                                    1,600                      47,008
First Bancorp/Puerto Rico (a)                                               21,300                     282,438
First Charter Corp (a)                                                       9,100                     195,650
First Citizens BancShares Inc/NC                                               600                     120,600
First Commonwealth Financial Corp                                           13,100                     153,925
First Community Bancorp Inc/CA (a)                                           8,600                     486,244
First Community Bancshares Inc/VA                                            4,100                     159,900
First Regional Bancorp/Los Angeles CA (b)                                    2,900                      86,130
First Republic Bank/San Francisco CA (a)                                    10,050                     539,685
FNB Corp/PA                                                                 13,100                     220,735
FNB Corp/VA (a)                                                              3,500                     125,405
Great Southern Bancorp Inc                                                   4,000                     117,120
Greater Bay Bancorp                                                         12,400                     333,436
Greene County Bancshares Inc                                                 1,600                      54,256
Hanmi Financial Corp                                                        55,100                   1,050,206
Heartland Financial USA Inc (a)                                              2,400                      64,200
Heritage Commerce Corp (a)                                                   1,100                      28,039
Horizon Financial Corp                                                       2,825                      62,376
IBERIABANK Corp                                                             12,200                     679,052
Independent Bank Corp/MI                                                    13,231                     269,515
Independent Bank Corp/Rockland MA (a)                                       12,200                     401,868
Integra Bank Corp                                                            6,400                     142,656
Intervest Bancshares Corp (b)                                                4,700                     134,890
Irwin Financial Corp                                                        14,200                     264,688
ITLA Capital Corp                                                            1,300                      67,626
Lakeland Financial Corp                                                      1,400                      31,780
MainSource Financial Group Inc (a)                                           7,422                     126,019
MB Financial Inc                                                             2,850                     102,628
MBT Financial Corp                                                           3,100                      40,021
Mercantile Bank Corp                                                         4,061                     131,901
Mid-State Bancshares (a)                                                     6,200                     227,478
Nara Bancorp Inc                                                             9,300                     162,843
National Penn Bancshares Inc (a)                                             7,816                     147,722
Old Second Bancorp Inc                                                         532                      14,577
Oriental Financial Group                                                     8,670                     102,133
Pacific Capital Bancorp (a)                                                 12,900                     414,348
Peoples Bancorp Inc/OH                                                       4,565                     120,562
Prosperity Bancshares Inc                                                    5,300                     184,122
Provident Bankshares Corp                                                   11,500                     377,890
Renasant Corp (a)                                                            5,450                     134,506
Republic Bancorp Inc/KY                                                      1,336                      30,198
R-G Financial Corp (a)(b)                                                   24,850                     124,250
Royal Bancshares of Pennsylvania                                             1,261                      29,950
Santander BanCorp (a)                                                          900                      15,849
SCBT Financial Corp (a)                                                      1,103                      39,977
Security Bank Corp/GA                                                        4,400                      88,616
Sierra Bancorp (a)                                                             500                      14,030
Simmons First National Corp                                                  4,600                     138,322
Commercial Banks
Southwest Bancorp Inc/Stillwater OK                                         15,200                     390,488
Sterling Bancshares Inc/TX                                                  71,600                     800,488
Sterling Financial Corp/PA                                                   7,331                     162,748
Sterling Financial Corp/WA                                                  32,520                   1,014,299
SVB Financial Group (a)(b)                                                   9,400                     456,746
Taylor Capital Group Inc                                                     4,300                     150,500
Trico Bancshares (a)                                                         4,400                     104,148
UMB Financial Corp                                                           6,800                     256,768
Umpqua Holdings Corp                                                        19,393                     519,151
Union Bankshares Corp/VA                                                     2,750                      71,335
United Bankshares Inc                                                        3,600                     126,108
United Community Banks Inc/GA                                                6,800                     222,972
W Holding Co Inc                                                            32,092                     160,460
West Coast Bancorp/OR                                                       18,500                     591,445
Whitney Holding Corp                                                        13,300                     406,714
                                                                                            -------------------
                                                                                         20,650,964
                                                                                            -------------------
Commercial Services (0.65%)
Arbitron Inc                                                                 1,200                      56,340
First Advantage Corp (a)(b)                                                  4,300                     103,071
Live Nation Inc (b)                                                          8,400                     185,304
Startek Inc (a)                                                              2,600                      25,454
TeleTech Holdings Inc (a)(b)                                                16,700                     612,723
Vertrue Inc (a)(b)                                                           7,700                     370,447
                                                                                            -------------------
                                                                                          1,353,339
                                                                                            -------------------
Commercial Services - Finance (0.69%)
CBIZ Inc (a)(b)                                                             30,200                     214,420
Deluxe Corp (a)                                                             20,800                     697,424
Dollar Financial Corp (b)                                                   20,328                     514,298
                                                                                            -------------------
                                                                                          1,426,142
                                                                                            -------------------
Communications Software (0.37%)
Avid Technology Inc (a)(b)                                                   4,100                     143,008
Digi International Inc (b)                                                  16,900                     214,630
Inter-Tel Inc                                                               17,500                     413,700
                                                                                            -------------------
                                                                                            771,338
                                                                                            -------------------
Computer Aided Design (0.22%)
Aspen Technology Inc (a)(b)                                                 13,900                     180,700
Parametric Technology Corp (b)                                              14,980                     285,968
                                                                                            -------------------
                                                                                            466,668
                                                                                            -------------------
Computer Services (0.68%)
Ciber Inc (b)                                                               17,000                     133,790
Covansys Corp (b)                                                           19,200                     473,856
Perot Systems Corp (b)                                                      26,400                     471,768
SI International Inc (b)                                                     2,700                      77,517
SYKES Enterprises Inc (b)                                                    7,800                     142,272
Tyler Technologies Inc (a)(b)                                                8,700                     110,490
                                                                                            -------------------
                                                                                          1,409,693
                                                                                            -------------------
Computers (0.27%)
Gateway Inc (a)(b)                                                          19,200                      42,048
Palm Inc (a)(b)                                                             28,880                     523,594
                                                                                            -------------------
                                                                                            565,642
                                                                                            -------------------
Computers - Integrated Systems (0.89%)
Agilysys Inc (a)                                                            14,500                     325,815
Brocade Communications Systems Inc (b)                                     110,350                   1,050,532
MTS Systems Corp                                                             5,500                     213,620
Radisys Corp (a)(b)                                                         16,100                     263,074
                                                                                            -------------------
                                                                                          1,853,041
                                                                                            -------------------

                                                                                            -------------------
Computers - Memory Devices (0.43%)
Hutchinson Technology Inc (a)(b)                                             5,000                     116,750
Imation Corp                                                                 8,600                     347,268
Komag Inc (a)(b)                                                             4,900                     160,377
Quantum Corp (b)                                                            85,800                     231,660
Silicon Storage Technology Inc (b)                                           7,600                      37,468
                                                                                            -------------------
                                                                                            893,523
                                                                                            -------------------
Computers - Peripheral Equipment (0.16%)
Electronics for Imaging (b)                                                 14,600                     342,370
                                                                                            -------------------

Computers - Voice Recognition (0.07%)
Talx Corp                                                                    4,200                     139,146
                                                                                            -------------------

Consulting Services (0.73%)
BearingPoint Inc (a)(b)                                                     56,100                     429,726
CRA International Inc (b)                                                    6,900                     360,042
FTI Consulting Inc (a)(b)                                                    2,000                      67,180
Gartner Inc (b)                                                             13,600                     325,720
MAXIMUS Inc (a)                                                              1,200                      41,376
Watson Wyatt Worldwide Inc                                                   5,900                     287,035
                                                                                            -------------------
                                                                                          1,511,079
                                                                                            -------------------
Consumer Products - Miscellaneous (0.83%)
Prestige Brands Holdings Inc (b)                                            28,000                     331,800
Tupperware Brands Corp (a)                                                  55,700                   1,388,601
                                                                                            -------------------
                                                                                          1,720,401
                                                                                            -------------------
Containers - Metal & Glass (1.25%)
Greif Inc                                                                   11,000                   1,222,210
Silgan Holdings Inc                                                         26,900                   1,374,859
                                                                                            -------------------
                                                                                          2,597,069
                                                                                            -------------------
Cosmetics & Toiletries (0.39%)
Chattem Inc (a)(b)                                                           3,500                     206,290
Elizabeth Arden Inc (b)                                                     27,900                     608,778
                                                                                            -------------------
                                                                                            815,068
                                                                                            -------------------
Data Processing & Management (0.11%)
CSG Systems International Inc (a)(b)                                         7,900                     197,658
infoUSA Inc                                                                  3,000                      28,860
                                                                                            -------------------
                                                                                            226,518
                                                                                            -------------------
Decision Support Software (0.15%)
QAD Inc (a)                                                                  3,100                      28,210
SPSS Inc (b)                                                                 7,700                     277,970
                                                                                            -------------------
                                                                                            306,180
                                                                                            -------------------
Diagnostic Kits (0.09%)
Biosite Inc (a)(b)                                                           2,300                     193,131
                                                                                            -------------------

Disposable Medical Products (0.18%)
ICU Medical Inc (a)(b)                                                       9,400                     368,480
                                                                                            -------------------

Distribution & Wholesale (0.61%)
Building Materials Holding Corp                                             24,100                     436,451
United Stationers Inc (b)                                                   11,000                     659,120
Watsco Inc                                                                   3,200                     163,424
                                                                                            -------------------
                                                                                          1,258,995
                                                                                            -------------------
Diversified Manufacturing Operations (1.75%)
Actuant Corp (a)                                                             3,500                     177,660
Acuity Brands Inc (a)                                                       11,400                     620,616
Ameron International Corp                                                    3,200                     210,752

Diversified Manufacturing Operations
AO Smith Corp                                                               11,100                     424,242
Barnes Group Inc                                                            26,300                     605,163
EnPro Industries Inc (a)(b)                                                 35,900                   1,294,195
Federal Signal Corp                                                         19,100                     296,432
                                                                                            -------------------
                                                                                          3,629,060
                                                                                            -------------------
Diversified Operations & Commercial Services (0.20%)
Viad Corp                                                                    8,100                     312,660
Volt Information Sciences Inc (a)(b)                                         3,600                      94,284
                                                                                            -------------------
                                                                                            406,944
                                                                                            -------------------
E-Commerce - Products (0.12%)
FTD Group Inc (a)                                                           14,500                     239,685
                                                                                            -------------------

Electric - Integrated (3.58%)
Avista Corp                                                                 33,200                     804,436
Black Hills Corp                                                             2,300                      84,571
CH Energy Group Inc                                                          4,300                     209,367
Cleco Corp                                                                  23,600                     609,588
El Paso Electric Co (b)                                                     29,900                     787,865
Empire District Electric Co/The (a)                                         12,300                     305,040
Great Plains Energy Inc                                                      8,900                     288,805
Idacorp Inc                                                                 16,700                     565,128
PNM Resources Inc                                                           34,300                   1,107,890
UIL Holdings Corp                                                            6,400                     222,080
Unisource Energy Corp (a)                                                   26,200                     983,810
Westar Energy Inc                                                           53,500                   1,472,320
                                                                                            -------------------
                                                                                          7,440,900
                                                                                            -------------------
Electronic Components - Miscellaneous (0.57%)
Bel Fuse Inc                                                                 4,200                     162,582
Benchmark Electronics Inc (b)                                               13,800                     285,108
CTS Corp                                                                    26,200                     362,084
Methode Electronics Inc                                                     13,900                     205,303
Plexus Corp (b)                                                              3,300                      56,595
Technitrol Inc                                                               4,000                     104,760
                                                                                            -------------------
                                                                                          1,176,432
                                                                                            -------------------
Electronic Components - Semiconductors (0.63%)
Actel Corp (a)(b)                                                            5,400                      89,208
AMIS Holdings Inc (b)                                                       10,900                     119,355
Amkor Technology Inc (a)(b)                                                 18,900                     235,872
Applied Micro Circuits Corp (b)                                             39,400                     143,810
Conexant Systems Inc (a)(b)                                                  5,600                       9,240
DSP Group Inc (b)                                                            5,300                     100,700
Kopin Corp (a)(b)                                                            2,000                       6,760
Lattice Semiconductor Corp (b)                                              14,700                      85,995
Omnivision Technologies Inc (a)(b)                                          14,600                     189,216
ON Semiconductor Corp (a)(b)                                                15,200                     135,584
Skyworks Solutions Inc (a)(b)                                               12,600                      72,450
Zoran Corp (b)                                                               6,500                     110,630
                                                                                            -------------------
                                                                                          1,298,820
                                                                                            -------------------
Electronic Design Automation (0.21%)
Magma Design Automation Inc (a)(b)                                           8,900                     106,444
Mentor Graphics Corp (a)(b)                                                 20,700                     338,238
                                                                                            -------------------
                                                                                            444,682
                                                                                            -------------------
Electronic Measurement Instruments (0.35%)
Eagle Test Systems Inc (a)(b)                                                9,900                     164,736
Itron Inc (a)(b)                                                             4,300                     279,672

Electronic Measurement Instruments
Zygo Corp (b)                                                               17,200                     275,372
                                                                                            -------------------
                                                                                            719,780
                                                                                            -------------------
Engineering - Research & Development Services (0.37%)
EMCOR Group Inc (b)                                                         13,200                     778,536
                                                                                            -------------------

Engines - Internal Combustion (0.18%)
Briggs & Stratton Corp (a)                                                  12,200                     376,370
                                                                                            -------------------

Enterprise Software & Services (0.70%)
Informatica Corp (a)(b)                                                     18,000                     241,740
Lawson Software Inc (a)(b)                                                  17,200                     139,148
Mantech International Corp (b)                                               4,000                     133,640
Packeteer Inc (b)                                                           14,900                     185,058
Sybase Inc (b)                                                              29,200                     738,176
SYNNEX Corp (a)(b)                                                           1,000                      21,240
                                                                                            -------------------
                                                                                          1,459,002
                                                                                            -------------------
Environmental Consulting & Engineering (0.01%)
Tetra Tech Inc (a)(b)                                                        1,000                      19,060
                                                                                            -------------------

E-Services - Consulting (0.14%)
Websense Inc (a)(b)                                                         12,700                     291,973
                                                                                            -------------------

Fiduciary Banks (0.28%)
Boston Private Financial Holdings Inc (a)                                    5,700                     159,144
Wilmington Trust Corp                                                        9,800                     413,266
                                                                                            -------------------
                                                                                            572,410
                                                                                            -------------------
Finance - Consumer Loans (0.56%)
Asta Funding Inc (a)                                                         9,600                     414,528
Ocwen Financial Corp (a)(b)                                                 10,100                     129,987
World Acceptance Corp (a)(b)                                                15,400                     615,230
                                                                                            -------------------
                                                                                          1,159,745
                                                                                            -------------------
Finance - Credit Card (0.25%)
Advanta Corp - B Shares                                                      9,200                     403,328
CompuCredit Corp (a)(b)                                                      3,800                     118,636
                                                                                            -------------------
                                                                                            521,964
                                                                                            -------------------
Finance - Investment Banker & Broker (0.90%)
Greenhill & Co Inc (a)                                                         400                      24,556
Investment Technology Group Inc (b)                                         11,800                     462,560
Knight Capital Group Inc (a)(b)                                             63,000                     997,920
Piper Jaffray Cos (a)(b)                                                     2,800                     173,432
SWS Group Inc                                                                8,200                     203,442
                                                                                            -------------------
                                                                                          1,861,910
                                                                                            -------------------
Finance - Leasing Company (0.15%)
Financial Federal Corp (a)                                                   7,750                     203,980
Marlin Business Services Corp (a)(b)                                         5,300                     115,964
                                                                                            -------------------
                                                                                            319,944
                                                                                            -------------------
Finance - Mortgage Loan/Banker (0.14%)
Accredited Home Lenders Holding Co (a)(b)                                    6,000                      55,620
CharterMac                                                                   8,400                     162,540
Doral Financial Corp (a)                                                    11,600                      19,024
Federal Agricultural Mortgage Corp (a)                                       2,300                      62,560
                                                                                            -------------------
                                                                                            299,744
                                                                                            -------------------
Finance - Other Services (0.00%)
eSpeed Inc (b)                                                               1,000                       9,500
                                                                                            -------------------

Food - Baking (0.27%)
Flowers Foods Inc                                                           18,800                     567,196
                                                                                            -------------------

Food - Canned (0.16%)
TreeHouse Foods Inc (b)                                                     10,600                     322,982
                                                                                            -------------------

Food - Meat Products (0.02%)
Premium Standard Farms Inc                                                   1,600                      33,664
                                                                                            -------------------

Food - Miscellaneous/Diversified (0.24%)
Ralcorp Holdings Inc (a)(b)                                                  7,900                     507,970
                                                                                            -------------------

Food - Retail (0.04%)
Ruddick Corp                                                                 2,700                      81,216
                                                                                            -------------------

Food - Wholesale & Distribution (0.45%)
Nash Finch Co (a)                                                            6,100                     210,206
Performance Food Group Co (b)                                                6,100                     188,307
Spartan Stores Inc (a)                                                      20,100                     538,680
                                                                                            -------------------
                                                                                            937,193
                                                                                            -------------------
Footwear & Related Apparel (0.36%)
Deckers Outdoor Corp (a)(b)                                                  2,000                     142,040
Skechers U.S.A. Inc (b)                                                     11,700                     392,769
Wolverine World Wide Inc                                                     7,700                     219,989
                                                                                            -------------------
                                                                                            754,798
                                                                                            -------------------
Funeral Services & Related Items (0.16%)
Stewart Enterprises Inc (a)                                                 40,700                     328,042
                                                                                            -------------------

Gas - Distribution (2.07%)
Atmos Energy Corp                                                            8,500                     265,880
Laclede Group Inc/The                                                       13,100                     407,148
New Jersey Resources Corp (a)                                               20,500                   1,026,025
Nicor Inc                                                                   10,600                     513,252
Northwest Natural Gas Co (a)                                                 5,500                     251,185
South Jersey Industries Inc                                                  8,100                     308,205
Southwest Gas Corp                                                          32,700                   1,271,049
WGL Holdings Inc                                                             7,800                     249,444
                                                                                            -------------------
                                                                                          4,292,188
                                                                                            -------------------
Health Care Cost Containment (0.15%)
Healthspring Inc (a)(b)                                                     13,600                     320,280
                                                                                            -------------------

Home Furnishings (0.41%)
Ethan Allen Interiors Inc                                                    8,100                     286,254
Furniture Brands International Inc (a)                                      14,600                     230,388
Kimball International Inc                                                    8,600                     165,808
Sealy Corp (a)                                                               9,700                     169,556
                                                                                            -------------------
                                                                                            852,006
                                                                                            -------------------
Human Resources (0.81%)
AMN Healthcare Services Inc (b)                                             11,500                     260,130
Heidrick & Struggles International Inc (b)                                   6,100                     295,545
Kelly Services Inc (a)                                                       6,300                     202,860
Kforce Inc (b)                                                               9,900                     136,323
MPS Group Inc (b)                                                           24,450                     345,968
Spherion Corp (b)                                                           48,900                     431,298
                                                                                            -------------------
                                                                                          1,672,124
                                                                                            -------------------
Identification Systems - Development (0.24%)
Checkpoint Systems Inc (a)(b)                                               19,300                     456,638
Identification Systems - Development
Paxar Corp (a)(b)                                                            1,100                      31,570
                                                                                            -------------------
                                                                                            488,208
                                                                                            -------------------
Instruments - Controls (0.12%)
Watts Water Technologies Inc (a)                                             6,300                     239,589
                                                                                            -------------------

Internet Application Software (0.20%)
Interwoven Inc (b)                                                          24,100                     407,290
                                                                                            -------------------

Internet Content - Information & News (0.16%)
Harris Interactive Inc (b)                                                  46,600                     280,998
ProQuest Co (a)(b)                                                           5,600                      50,400
                                                                                            -------------------
                                                                                            331,398
                                                                                            -------------------
Internet Infrastructure Equipment (0.30%)
Avocent Corp (b)                                                            23,100                     623,007
                                                                                            -------------------

Internet Infrastructure Software (0.19%)
TIBCO Software Inc (b)                                                      46,600                     397,032
                                                                                            -------------------

Internet Security (0.17%)
Ipass Inc (a)(b)                                                             7,200                      36,216
SonicWALL Inc (b)                                                           37,100                     310,156
                                                                                            -------------------
                                                                                            346,372
                                                                                            -------------------
Intimate Apparel (0.08%)
Warnaco Group Inc/The (a)(b)                                                 6,100                     173,240
                                                                                            -------------------

Investment Companies (0.37%)
MCG Capital Corp                                                            14,500                     272,020
Medallion Financial Corp                                                     7,400                      84,656
Technology Investment Capital Corp (a)                                      24,679                     417,322
                                                                                            -------------------
                                                                                            773,998
                                                                                            -------------------
Investment Management & Advisory Services (0.25%)
Calamos Asset Management Inc (a)                                             8,000                     178,560
National Financial Partners Corp (a)                                         7,300                     342,443
                                                                                            -------------------
                                                                                            521,003
                                                                                            -------------------
Lasers - Systems & Components (0.55%)
Coherent Inc (a)(b)                                                         14,400                     457,056
Cymer Inc (b)                                                                3,800                     157,890
Electro Scientific Industries Inc (a)(b)                                     1,300                      25,012
Newport Corp (a)(b)                                                         12,300                     201,351
Rofin-Sinar Technologies Inc (b)                                             5,100                     301,818
                                                                                            -------------------
                                                                                          1,143,127
                                                                                            -------------------
Leisure & Recreation Products (0.43%)
K2 Inc (b)                                                                  47,300                     571,857
Multimedia Games Inc (a)(b)                                                 27,100                     322,490
                                                                                            -------------------
                                                                                            894,347
                                                                                            -------------------
Life & Health Insurance (1.03%)
Delphi Financial Group                                                      38,150                   1,534,775
Phoenix Cos Inc/The                                                         19,800                     274,824
Universal American Financial Corp (a)(b)                                    17,500                     339,150
                                                                                            -------------------
                                                                                          2,148,749
                                                                                            -------------------
Machinery - Construction & Mining (0.05%)
Astec Industries Inc (b)                                                     2,700                     108,675
                                                                                            -------------------


Machinery - Electrical (0.23%)
Regal-Beloit Corp                                                           10,400                     482,352
                                                                                            -------------------

Machinery - Farm (0.03%)
Gehl Co (b)                                                                  2,400                      60,912
                                                                                            -------------------

Machinery - General Industry (0.89%)
Applied Industrial Technologies Inc                                         39,850                     977,520
Kadant Inc (a)(b)                                                              800                      20,288
Sauer-Danfoss Inc                                                            4,200                     126,420
Tennant Co                                                                   4,800                     151,152
Wabtec Corp (a)                                                             16,500                     569,085
                                                                                            -------------------
                                                                                          1,844,465
                                                                                            -------------------
Machinery - Material Handling (0.21%)
Cascade Corp                                                                 4,400                     263,164
NACCO Industries Inc (a)                                                     1,300                     178,633
                                                                                            -------------------
                                                                                            441,797
                                                                                            -------------------
Medical  - Outpatient & Home Medical Care (0.06%)
Apria Healthcare Group Inc (a)(b)                                            3,600                     116,100
                                                                                            -------------------

Medical - Biomedical/Gene (0.54%)
Applera Corp - Celera Group (b)                                              4,300                      61,060
Arena Pharmaceuticals Inc (a)(b)                                             5,300                      57,558
Bio-Rad Laboratories Inc (b)                                                 5,200                     363,168
Exelixis Inc (a)(b)                                                         15,500                     154,070
Lifecell Corp (a)(b)                                                         6,200                     154,814
Martek Biosciences Corp (a)(b)                                                 400                       8,248
Medivation Inc (a)(b)                                                        3,200                      60,352
Nektar Therapeutics (a)(b)                                                   6,300                      82,278
Regeneron Pharmaceuticals Inc (a)(b)                                         3,900                      84,318
Savient Pharmaceuticals Inc (a)(b)                                           8,200                      98,564
                                                                                            -------------------
                                                                                          1,124,430
                                                                                            -------------------
Medical - Drugs (0.54%)
Adams Respiratory Therapeutics Inc (a)(b)                                    3,500                     117,705
Adolor Corp (a)(b)                                                           6,039                      52,841
Auxilium Pharmaceuticals Inc (a)(b)                                          4,700                      68,996
Bradley Pharmaceuticals Inc (a)(b)                                           3,600                      69,084
Cubist Pharmaceuticals Inc (a)(b)                                            3,800                      83,866
Sciele Pharma Inc (a)(b)                                                    21,000                     497,280
Valeant Pharmaceuticals International (a)                                    4,000                      69,160
Viropharma Inc (a)(b)                                                       12,000                     172,200
                                                                                            -------------------
                                                                                          1,131,132
                                                                                            -------------------
Medical - Generic Drugs (0.44%)
Alpharma Inc (a)                                                            21,100                     508,088
Par Pharmaceutical Cos Inc (b)                                               2,700                      67,824
Perrigo Co (a)                                                              19,200                     339,072
                                                                                            -------------------
                                                                                            914,984
                                                                                            -------------------
Medical - HMO (0.63%)
AMERIGROUP Corp (a)(b)                                                      23,700                     720,480
Magellan Health Services Inc (b)                                            12,200                     512,400
Molina Healthcare Inc (a)(b)                                                 2,400                      73,416
                                                                                            -------------------
                                                                                          1,306,296
                                                                                            -------------------
Medical - Nursing Homes (0.14%)
Genesis HealthCare Corp (a)(b)                                                 300                      18,933
Kindred Healthcare Inc (a)(b)                                                8,500                     278,630
                                                                                            -------------------
                                                                                            297,563
                                                                                            -------------------

Medical - Outpatient & Home Medical Care (0.43%)
Gentiva Health Services Inc (b)                                             41,100                     828,987
Res-Care Inc (b)                                                             3,300                      57,750
                                                                                            -------------------
                                                                                            886,737
                                                                                            -------------------
Medical Instruments (0.16%)
Conmed Corp (a)(b)                                                          10,800                     315,684
SurModics Inc (a)(b)                                                           400                      14,400
                                                                                            -------------------
                                                                                            330,084
                                                                                            -------------------
Medical Products (0.36%)
Haemonetics Corp/Mass (b)                                                    6,100                     285,175
HealthTronics Inc (b)                                                        7,200                      38,808
Invacare Corp                                                                3,600                      62,784
PSS World Medical Inc (a)(b)                                                12,300                     260,022
Viasys Healthcare Inc (b)                                                    2,900                      98,571
                                                                                            -------------------
                                                                                            745,360
                                                                                            -------------------
Medical Sterilization Products (0.20%)
STERIS Corp                                                                 15,400                     409,024
                                                                                            -------------------

Metal - Iron (0.26%)
Cleveland-Cliffs Inc (a)                                                     7,200                     460,872
Gibraltar Industries Inc                                                     3,900                      88,218
                                                                                            -------------------
                                                                                            549,090
                                                                                            -------------------
Metal Processors & Fabrication (0.90%)
CIRCOR International Inc                                                     5,000                     178,500
Commercial Metals Co                                                        16,700                     523,545
Mueller Industries Inc                                                       3,900                     117,390
NN INC                                                                      12,100                     151,129
Quanex Corp                                                                 21,375                     905,231
                                                                                            -------------------
                                                                                          1,875,795
                                                                                            -------------------
Miscellaneous Manufacturers (0.18%)
Freightcar America Inc (a)                                                   4,200                     202,314
Reddy Ice Holdings Inc                                                       6,000                     181,080
                                                                                            -------------------
                                                                                            383,394
                                                                                            -------------------
Motion Pictures & Services (0.05%)
Macrovision Corp (a)(b)                                                      4,400                     110,220
                                                                                            -------------------

MRI - Medical Diagnostic Imaging (0.09%)
Alliance Imaging Inc (a)(b)                                                 21,300                     185,949
                                                                                            -------------------

Multi-Line Insurance (0.17%)
Direct General Corp                                                          4,900                     104,174
Horace Mann Educators Corp                                                  12,400                     254,820
                                                                                            -------------------
                                                                                            358,994
                                                                                            -------------------
Multimedia (0.05%)
Media General Inc                                                            2,900                     110,664
                                                                                            -------------------

Music (0.08%)
Steinway Musical Instruments                                                 5,100                     164,577
                                                                                            -------------------

Networking Products (0.98%)
Adaptec Inc (b)                                                             21,700                      83,979
Aeroflex Inc (b)                                                            36,400                     478,660
Anixter International Inc (a)(b)                                            11,000                     725,340
Black Box Corp                                                               5,300                     193,662
Foundry Networks Inc (b)                                                    19,000                     257,830
Polycom Inc (a)(b)                                                           4,700                     156,651

Networking Products
SafeNet Inc (a)(b)                                                           4,976                     140,821
                                                                                            -------------------
                                                                                          2,036,943
                                                                                            -------------------
Non-Ferrous Metals (0.14%)
USEC Inc (b)                                                                17,300                     281,125
                                                                                            -------------------

Non-Hazardous Waste Disposal (0.02%)
Waste Services Inc (a)(b)                                                    3,866                      38,428
                                                                                            -------------------

Office Automation & Equipment (0.20%)
Global Imaging Systems Inc (b)                                               1,200                      23,400
IKON Office Solutions Inc (a)                                               28,000                     402,360
                                                                                            -------------------
                                                                                            425,760
                                                                                            -------------------
Office Supplies & Forms (0.22%)
Ennis Inc                                                                    3,700                      99,012
John H Harland Co                                                            6,900                     353,487
                                                                                            -------------------
                                                                                            452,499
                                                                                            -------------------
Oil - Field Services (1.21%)
Basic Energy Services Inc (a)(b)                                             8,600                     200,380
Hanover Compressor Co (a)(b)                                                 5,300                     117,925
Oil States International Inc (a)(b)                                         12,200                     391,498
RPC Inc (a)                                                                 19,012                     316,740
Tidewater Inc (a)                                                            4,200                     246,036
Trico Marine Services Inc (a)(b)                                            24,200                     901,692
Union Drilling Inc (a)(b)                                                    7,300                     103,660
Universal Compression Holdings Inc (b)                                       3,600                     243,648
                                                                                            -------------------
                                                                                          2,521,579
                                                                                            -------------------
Oil & Gas Drilling (0.13%)
Parker Drilling Co (b)                                                      28,400                     266,676
                                                                                            -------------------

Oil Company - Exploration & Production (1.37%)
Bois d'Arc Energy Inc (a)(b)                                                 6,200                      82,026
Callon Petroleum Co (b)                                                     23,000                     312,110
Cimarex Energy Co                                                            9,700                     359,094
Comstock Resources Inc (a)(b)                                                7,300                     199,874
Energy Partners Ltd (a)(b)                                                   8,400                     152,460
Harvest Natural Resources Inc (a)(b)                                        12,500                     121,750
Houston Exploration Co (b)                                                   6,200                     334,490
PetroHawk Energy Corp (a)(b)                                                 9,600                     126,432
Rosetta Resources Inc (a)(b)                                                 1,500                      30,810
Stone Energy Corp (a)(b)                                                     8,400                     249,396
Swift Energy Co (a)(b)                                                      20,900                     872,993
                                                                                            -------------------
                                                                                          2,841,435
                                                                                            -------------------
Oil Field Machinery & Equipment (0.13%)
Lone Star Technologies Inc (b)                                               4,100                     270,723
                                                                                            -------------------

Oil Refining & Marketing (0.46%)
Alon USA Energy Inc                                                         14,500                     524,900
Giant Industries Inc (b)                                                     2,600                     196,690
Western Refining Inc                                                         6,200                     241,924
                                                                                            -------------------
                                                                                            963,514
                                                                                            -------------------
Optical Supplies (0.09%)
Oakley Inc (a)                                                               8,900                     179,246
                                                                                            -------------------

Paper & Related Products (0.61%)
Bowater Inc (a)                                                              6,500                     154,830
Buckeye Technologies Inc (b)                                                13,600                     176,528
Paper & Related Products
Glatfelter                                                                   7,200                     107,352
Rock-Tenn Co                                                                16,600                     551,120
Schweitzer-Mauduit International Inc                                        11,500                     285,775
                                                                                            -------------------
                                                                                          1,275,605
                                                                                            -------------------
Physical Therapy & Rehabilitation Centers (0.24%)
Psychiatric Solutions Inc (a)(b)                                            12,600                     507,906
                                                                                            -------------------

Power Converter & Supply Equipment (0.06%)
Advanced Energy Industries Inc (a)(b)                                        6,000                     126,240
                                                                                            -------------------

Printing - Commercial (0.18%)
Consolidated Graphics Inc (b)                                                4,200                     311,010
Valassis Communications Inc (a)(b)                                           4,200                      72,198
                                                                                            -------------------
                                                                                            383,208

                                                                                            -------------------
Private Corrections (0.28%)
Geo Group Inc/The (b)                                                       13,050                     591,426
                                                                                            -------------------

Property & Casualty Insurance (3.52%)
American Physicians Capital Inc (b)                                          4,400                     176,352
Argonaut Group Inc (b)                                                      22,800                     737,808
Fpic Insurance Group Inc (b)                                                 3,800                     169,746
Harleysville Group Inc                                                       4,800                     155,952
Infinity Property & Casualty Corp                                            6,400                     299,904
James River Group Inc                                                        1,500                      46,965
LandAmerica Financial Group Inc                                             10,100                     746,491
Navigators Group Inc (b)                                                     5,300                     265,901
Ohio Casualty Corp (a)                                                      19,400                     581,030
PMA Capital Corp (b)                                                        42,700                     400,953
ProAssurance Corp (a)(b)                                                    12,900                     659,835
RLI Corp                                                                     1,400                      76,902
Safety Insurance Group Inc                                                  11,300                     453,356
SeaBright Insurance Holdings Inc (b)                                        23,400                     430,560
Selective Insurance Group (a)                                               16,800                     427,728
Stewart Information Services Corp (a)                                        6,600                     275,814
Zenith National Insurance Corp (a)                                          29,600                   1,399,192
                                                                                            -------------------
                                                                                          7,304,489
                                                                                            -------------------
Publishing - Books (0.26%)
Scholastic Corp (a)(b)                                                      17,600                     547,360
                                                                                            -------------------

Publishing - Newspapers (0.48%)
Journal Register Co                                                         10,000                      59,600
Lee Enterprises Inc (a)                                                     31,200                     937,560
                                                                                            -------------------
                                                                                            997,160
                                                                                            -------------------
Racetracks (0.09%)
Speedway Motorsports Inc                                                     4,600                     178,250
                                                                                            -------------------

Radio (0.62%)
Cox Radio Inc (a)(b)                                                        36,400                     496,860
Entercom Communications Corp                                                13,200                     371,976
Radio One Inc - Class D (b)                                                 46,100                     297,806
Westwood One Inc (a)                                                        17,000                     116,790
                                                                                            -------------------
                                                                                          1,283,432
                                                                                            -------------------
Recycling (0.11%)
Metal Management Inc (a)                                                     4,900                     226,380
                                                                                            -------------------


Reinsurance (0.38%)
Odyssey Re Holdings Corp (a)                                                20,200                     794,062
                                                                                            -------------------

REITS - Apartments (0.60%)
Post Properties Inc                                                         27,300                   1,248,429
                                                                                            -------------------

REITS - Diversified (1.14%)
Entertainment Properties Trust                                               7,300                     439,825
Lexington Realty Trust                                                      54,330                   1,147,993
Spirit Finance Corp                                                         52,300                     779,270
                                                                                            -------------------
                                                                                          2,367,088
                                                                                            -------------------
REITS - Healthcare (0.97%)
Health Care REIT Inc (a)                                                     6,800                     298,520
LTC Properties Inc                                                          10,000                     259,100
Medical Properties Trust Inc (a)                                            23,200                     340,808
National Health Investors Inc                                                8,300                     260,122
Omega Healthcare Investors Inc (a)                                          17,000                     291,550
Senior Housing Properties Trust                                             23,700                     566,430
                                                                                            -------------------
                                                                                          2,016,530
                                                                                            -------------------
REITS - Hotels (2.92%)
Ashford Hospitality Trust Inc                                               41,500                     495,510
Equity Inns Inc                                                             36,800                     602,784
FelCor Lodging Trust Inc (a)                                                86,100                   2,236,017
Hersha Hospitality Trust                                                    13,900                     163,742
Highland Hospitality Corp                                                   42,200                     751,160
Innkeepers USA Trust                                                        38,800                     631,664
LaSalle Hotel Properties                                                     8,500                     394,060
Sunstone Hotel Investors Inc                                                22,400                     610,624
Winston Hotels Inc                                                          11,500                     172,845
                                                                                            -------------------
                                                                                          6,058,406
                                                                                            -------------------
REITS - Manufactured Homes (0.18%)
Equity Lifestyle Properties Inc                                              6,900                     372,669
                                                                                            -------------------

REITS - Mortgage (0.95%)
American Home Mortgage Investment Corp                                       8,759                     236,405
Anthracite Capital Inc                                                      44,600                     535,200
Capital Trust Inc/NY                                                         4,100                     186,837
IMPAC Mortgage Holdings Inc (a)                                             21,700                     108,500
MFA Mortgage Investments Inc (a)                                            13,437                     103,465
Newcastle Investment Corp                                                    9,400                     260,662
RAIT Financial Trust                                                        19,100                     533,654
                                                                                            -------------------
                                                                                          1,964,723
                                                                                            -------------------
REITS - Office Property (1.15%)
BioMed Realty Trust Inc                                                     26,700                     702,210
Government Properties Trust Inc                                             14,400                     154,080
Highwoods Properties Inc (a)                                                11,100                     438,339
Kilroy Realty Corp                                                           7,700                     567,875
Maguire Properties Inc                                                       6,200                     220,472
Parkway Properties Inc/Md                                                    5,700                     297,825
                                                                                            -------------------
                                                                                          2,380,801
                                                                                            -------------------
REITS - Regional Malls (0.73%)
Pennsylvania Real Estate Investment Trust (a)                               34,100                   1,511,653
                                                                                            -------------------

REITS - Shopping Centers (0.55%)
Cedar Shopping Centers Inc                                                  22,100                     358,020
Kite Realty Group Trust                                                      9,000                     179,550

REITS - Shopping Centers
Saul Centers Inc (a)                                                        10,500                     597,450
                                                                                            -------------------
                                                                                          1,135,020
                                                                                            -------------------
REITS - Single Tenant (0.38%)
National Retail Properties Inc (a)                                          15,700                     379,783
Realty Income Corp                                                          14,300                     403,260
                                                                                            -------------------
                                                                                            783,043
                                                                                            -------------------
REITS - Storage (0.04%)
Extra Space Storage Inc (a)                                                  4,000                      75,760
                                                                                            -------------------

REITS - Warehouse & Industrial (0.42%)
First Industrial Realty Trust Inc                                            8,000                     362,400
First Potomac Realty Trust (a)                                              18,100                     517,117
                                                                                            -------------------
                                                                                            879,517
                                                                                            -------------------
Rental - Auto & Equipment (0.62%)
Aaron Rents Inc                                                              2,625                      69,405
Dollar Thrifty Automotive Group (b)                                          3,600                     183,744
Electro Rent Corp (a)                                                        3,800                      54,720
Rent-A-Center Inc/TX (a)(b)                                                 25,200                     705,096
United Rentals Inc (a)(b)                                                    9,600                     264,000
                                                                                            -------------------
                                                                                          1,276,965
                                                                                            -------------------
Research & Development (0.21%)
Kendle International Inc (b)                                                 2,000                      71,040
Parexel International Corp (b)                                              10,400                     374,088
                                                                                            -------------------
                                                                                            445,128
                                                                                            -------------------
Retail - Apparel & Shoe (1.69%)
Brown Shoe Co Inc                                                           16,500                     693,000
Cato Corp/The                                                               12,900                     301,731
Charlotte Russe Holding Inc (b)                                             13,100                     378,197
Charming Shoppes Inc (a)(b)                                                 30,000                     388,500
Christopher & Banks Corp                                                     9,400                     183,018
Dress Barn Inc (a)(b)                                                        6,100                     126,941
Genesco Inc (a)(b)                                                           9,700                     402,841
Kenneth Cole Productions Inc (a)                                             4,800                     123,216
Payless Shoesource Inc (b)                                                  10,100                     335,320
Shoe Carnival Inc (b)                                                        2,800                      93,240
Stage Stores Inc (a)                                                        18,975                     442,307
Tween Brands Inc (a)(b)                                                      1,200                      42,864
                                                                                            -------------------
                                                                                          3,511,175
                                                                                            -------------------
Retail - Auto Parts (0.07%)
CSK Auto Corp (a)(b)                                                         8,200                     141,040
                                                                                            -------------------

Retail - Automobile (1.12%)
Asbury Automotive Group Inc (a)                                             30,100                     850,325
Group 1 Automotive Inc                                                      23,300                     926,641
Lithia Motors Inc (a)                                                        5,600                     153,496
Sonic Automotive Inc                                                        14,000                     399,000
                                                                                            -------------------
                                                                                          2,329,462
                                                                                            -------------------
Retail - Bookstore (0.10%)
Barnes & Noble Inc                                                           5,100                     201,195
                                                                                            -------------------

Retail - Computer Equipment (0.13%)
Insight Enterprises Inc (b)                                                  5,000                      89,900
Systemax Inc (a)                                                             9,700                     181,681
                                                                                            -------------------
                                                                                            271,581
                                                                                            -------------------

Retail - Convenience Store (0.34%)
Casey's General Stores Inc (a)                                               3,300                      82,533
Pantry Inc/The (b)                                                          13,700                     619,514
                                                                                            -------------------
                                                                                            702,047
                                                                                            -------------------
Retail - Discount (0.34%)
Big Lots Inc (a)(b)                                                         22,400                     700,672
                                                                                            -------------------

Retail - Drug Store (0.13%)
Longs Drug Stores Corp (a)                                                   5,100                     263,364
                                                                                            -------------------

Retail - Jewelry (0.18%)
Movado Group Inc                                                            12,500                     368,125
                                                                                            -------------------

Retail - Pawn Shops (0.41%)
Cash America International Inc                                              20,800                     852,800
                                                                                            -------------------

Retail - Regional Department Store (0.24%)
Bon-Ton Stores Inc/The (a)                                                   5,000                     281,200
Retail Ventures Inc (a)(b)                                                  10,000                     210,500
                                                                                            -------------------
                                                                                            491,700
                                                                                            -------------------
Retail - Restaurants (1.41%)
AFC Enterprises (a)(b)                                                       7,900                     158,395
Bob Evans Farms Inc (a)                                                        100                       3,695
Domino's Pizza Inc                                                          19,500                     633,165
Jack in the Box Inc (b)                                                     18,500                   1,278,905
McCormick & Schmick's Seafood Restaurant (a)(b)                              7,300                     195,713
Morton's Restaurant Group Inc (a)(b)                                         9,600                     170,784
O'Charleys Inc (b)                                                          11,900                     229,551
Papa John's International Inc (b)                                            8,700                     255,780
                                                                                            -------------------
                                                                                          2,925,988
                                                                                            -------------------
Retail - Video Rental (0.05%)
Blockbuster Inc (a)(b)                                                      16,600                     106,904
                                                                                            -------------------

Retirement & Aged Care (0.14%)
Five Star Quality Care Inc (a)(b)                                           15,200                     156,256
Sunrise Senior Living Inc (a)(b)                                             3,600                     142,272
                                                                                            -------------------
                                                                                            298,528
                                                                                            -------------------
Rubber & Plastic Products (0.16%)
Myers Industries Inc                                                        18,100                     338,108
                                                                                            -------------------

Savings & Loans - Thrifts (2.03%)
Bankunited Financial Corp                                                   27,300                     579,033
Berkshire Hills Bancorp Inc                                                    400                      13,460
Dime Community Bancshares                                                    9,425                     124,693
Downey Financial Corp (a)                                                    5,400                     348,516
First Financial Holdings Inc                                                 2,700                      93,420
First Niagara Financial Group Inc                                           60,346                     839,413
First Place Financial Corp/OH                                                5,700                     122,265
FirstFed Financial Corp (a)(b)                                               8,900                     505,787
Flagstar Bancorp Inc (a)                                                    10,000                     119,500
MAF Bancorp Inc (a)                                                          8,518                     352,134
NewAlliance Bancshares Inc (a)                                              16,600                     269,086
Partners Trust Financial Group Inc                                          17,300                     197,739
TierOne Corp (a)                                                             9,400                     254,176
United Community Financial Corp/OH                                          12,200                     134,810
WSFS Financial Corp                                                          3,900                     251,472
                                                                                            -------------------
                                                                                          4,205,504
                                                                                            -------------------

                                                                                            -------------------
Semiconductor Component - Integrated Circuits (0.50%)
Cirrus Logic Inc (b)                                                        12,900                      98,814
Emulex Corp (b)                                                             19,400                     354,826
Exar Corp (b)                                                               13,700                     181,388
Genesis Microchip Inc (a)(b)                                                 3,400                      31,586
Micrel Inc                                                                  16,000                     176,320
Pericom Semiconductor Corp (b)                                               3,100                      30,318
Standard Microsystems Corp (a)(b)                                            5,700                     174,078
                                                                                            -------------------
                                                                                          1,047,330
                                                                                            -------------------
Semiconductor Equipment (0.96%)
Asyst Technologies Inc (a)(b)                                               21,300                     149,739
Axcelis Technologies Inc (a)(b)                                             18,500                     141,340
Brooks Automation Inc (b)                                                   18,200                     312,130
Cabot Microelectronics Corp (a)(b)                                           7,700                     258,027
Cohu Inc                                                                    19,100                     359,080
Credence Systems Corp (b)                                                   11,400                      37,734
Entegris Inc (a)(b)                                                         21,739                     232,607
Kulicke & Soffa Industries Inc (b)                                           9,500                      87,875
Mattson Technology Inc (a)(b)                                                4,800                      43,680
MKS Instruments Inc (a)(b)                                                  10,200                     260,304
Photronics Inc (a)(b)                                                        7,600                     118,180
                                                                                            -------------------
                                                                                          2,000,696
                                                                                            -------------------
Software Tools (0.09%)
Altiris Inc (b)                                                              5,500                     181,005
                                                                                            -------------------

Steel - Producers (0.72%)
Carpenter Technology Corp                                                    2,500                     301,900
Chaparral Steel Co                                                          16,100                     936,537
Ryerson Inc                                                                  3,200                     126,784
Schnitzer Steel Industries Inc (a)                                           3,350                     134,569
                                                                                            -------------------
                                                                                          1,499,790
                                                                                            -------------------
Steel Pipe & Tube (0.31%)
Valmont Industries Inc                                                      11,300                     653,479
                                                                                            -------------------

Telecommunication Equipment (0.68%)
Adtran Inc (a)                                                               7,200                     175,320
Andrew Corp (b)                                                             19,400                     205,446
Arris Group Inc (b)                                                         25,400                     357,632
CommScope Inc (a)(b)                                                        10,300                     441,870
Ditech Networks Inc (b)                                                      6,500                      52,780
North Pittsburgh Systems Inc                                                   800                      17,416
Utstarcom Inc (a)(b)                                                         8,600                      71,294
Westell Technologies Inc (b)                                                42,800                      92,876
                                                                                            -------------------
                                                                                          1,414,634
                                                                                            -------------------
Telecommunication Equipment - Fiber Optics (0.10%)
C-COR Inc (b)                                                                4,300                      59,598
Finisar Corp (a)(b)                                                         13,000                      45,500
MRV Communications Inc (a)(b)                                                7,400                      26,270
Optical Communication Products Inc (a)(b)                                   13,300                      17,822
Sycamore Networks Inc (b)                                                   14,100                      52,734
                                                                                            -------------------
                                                                                            201,924
                                                                                            -------------------
Telecommunication Services (0.56%)
Consolidated Communications Holdings Inc                                    13,000                     258,570
Lightbridge Inc (b)                                                          6,200                     108,934
Mastec Inc (a)(b)                                                           11,000                     121,110
Premiere Global Services Inc (b)                                            54,300                     609,246

Telecommunication Services
Time Warner Telecom Inc (a)(b)                                               2,900                      60,233
                                                                                            -------------------
                                                                                          1,158,093
                                                                                            -------------------
Telephone - Integrated (0.86%)
Cincinnati Bell Inc (b)                                                    212,000                     996,400
CT Communications Inc (a)                                                   18,600                     448,260
General Communication Inc (b)                                               11,300                     158,200
Level 3 Communications Inc (a)(b)                                           19,518                     119,057
SureWest Communications (a)                                                  2,900                      72,123
                                                                                            -------------------
                                                                                          1,794,040
                                                                                            -------------------
Television (0.13%)
Lin TV Corp (b)                                                             14,000                     222,600
Sinclair Broadcast Group Inc                                                 3,700                      57,165
                                                                                            -------------------
                                                                                            279,765
                                                                                            -------------------
Textile - Apparel (0.19%)
Perry Ellis International Inc (b)                                           12,550                     401,475
                                                                                            -------------------

Therapeutics (0.16%)
Atherogenics Inc (a)(b)                                                      3,989                      11,209
Cypress Bioscience Inc (b)                                                  10,800                      82,080
Progenics Pharmaceuticals Inc (a)(b)                                         4,900                     116,032
United Therapeutics Corp (a)(b)                                              2,200                     118,316
                                                                                            -------------------
                                                                                            327,637
                                                                                            -------------------
Tobacco (0.68%)
Alliance One International Inc (a)(b)                                      108,300                     999,609
Universal Corp/Richmond VA                                                   6,800                     417,180
                                                                                            -------------------
                                                                                          1,416,789
                                                                                            -------------------
Toys (0.16%)
Jakks Pacific Inc (a)(b)                                                    14,300                     341,770
                                                                                            -------------------

Transport - Air Freight (0.18%)
Atlas Air Worldwide Holdings Inc (b)                                         6,900                     363,837
                                                                                            -------------------

Transport - Equipment & Leasing (0.08%)
Amerco Inc (a)(b)                                                            2,300                     160,977
                                                                                            -------------------

Transport - Marine (0.13%)
Gulfmark Offshore Inc (a)(b)                                                 6,000                     261,900
                                                                                            -------------------

Transport - Rail (0.27%)
Genesee & Wyoming Inc (a)(b)                                                20,725                     551,492
                                                                                            -------------------

Transport - Services (0.22%)
Bristow Group Inc (a)(b)                                                     4,100                     149,445
Pacer International Inc                                                     11,500                     309,810
                                                                                            -------------------
                                                                                            459,255
                                                                                            -------------------
Transport - Truck (0.11%)
Arkansas Best Corp (a)                                                       1,400                      49,770
Old Dominion Freight Line (a)(b)                                             6,000                     172,860
                                                                                            -------------------
                                                                                            222,630
                                                                                            -------------------
Vitamins & Nutrition Products (0.42%)
NBTY Inc (b)                                                                16,500                     875,160
                                                                                            -------------------

Water (0.18%)
American States Water Co (a)                                                 3,200                     117,984

Water
SJW Corp (a)                                                                 6,300                     255,024
                                                                                            -------------------
                                                                                            373,008
                                                                                            -------------------
Web Portals (0.38%)
Earthlink Inc (a)(b)                                                        44,300                     325,605
United Online Inc                                                           32,450                     455,274
                                                                                            -------------------
                                                                                            780,879
                                                                                            -------------------
Wire & Cable Products (0.66%)
Belden CDT Inc                                                              10,100                     541,259
General Cable Corp (a)(b)                                                   15,600                     833,508
                                                                                            -------------------
                                                                                          1,374,767
                                                                                            -------------------
Wireless Equipment (0.30%)
CalAmp Corp (b)                                                             10,300                      88,889
EMS Technologies Inc (a)(b)                                                  9,000                     173,430
Powerwave Technologies Inc (a)(b)                                           21,900                     124,611
RF Micro Devices Inc (a)(b)                                                 37,700                     234,871
                                                                                            -------------------
                                                                                            621,801
                                                                                            -------------------
TOTAL COMMON STOCKS                                                                      $         201,486,561
                                                                                            -------------------
                                                                        Principal
                                                                         Amount                       Value
                                                                   ---------------- ------- -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.13%)
U.S. Treasury (0.13%)
4.25%, 11/30/2007 (c)                                                      280,000                     278,644
                                                                                            -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                    $             278,644
                                                                                            -------------------
MONEY MARKET FUNDS (31.12%)
Money Center Banks (31.12%)
BNY Institutional Cash Reserve Fund (d)                                 64,607,937                  64,607,937
                                                                                            -------------------
TOTAL MONEY MARKET FUNDS                                                                 $          64,607,937
                                                                                            -------------------
Total Investments                                                                        $         266,373,142
Liabilities in Excess of Other Assets, Net - (28.31)%                                             (58,779,227)
                                                                                            -------------------
TOTAL NET ASSETS - 100.00%                                                               $         207,593,915
                                                                                            ===================
                                                                                            -------------------

                                                                                            ===================

(a) Security or a portion of the security was on loan at the end of the period.

(b) Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $278,644 or 0.13% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $          38,880,732
Unrealized Depreciation                                       (8,043,578)
                                                       -------------------
Net Unrealized Appreciation (Depreciation)                     30,837,154
Cost for federal income tax purposes                          235,535,988


                          SCHEDULE OF FUTURES CONTRACTS

                                                     Current   Unrealized
                           Number of     Original     Market  Appreciation/
Type                       Contracts      Value        Value  (Depreciation)
------------------------------------------------------------- ------
Buy:
Russell 2000; June 2007        11      $4,352,852 $4,444,000    $91,148

Portfolio Summary (unaudited)
-------------------------------------------------------
Sector                                         Percent
-------------------------------------------------------
Financial                                       61.13%
Industrial                                      13.52%
Consumer, Non-cyclical                          13.17%
Consumer, Cyclical                              12.29%
Communications                                   7.28%
Technology                                       6.92%
Utilities                                        5.83%
Basic Materials                                  4.73%
Energy                                           3.31%
Government                                       0.13%
Liabilities in Excess of Other Assets, Net    (-28.31%)
                                        ---------------
TOTAL NET ASSETS                               100.00%
                                        ===============

Other Assets Summary (unaudited)
--------------------------------------- ---------------
Asset Type                                     Percent
--------------------------------------- ---------------
Futures                                          2.14%


Schedule of Investments
March 31, 2007 (unaudited)
West Coast Equity Account
                                                                     Shares
                                                                      Held                        Value
                                                               -------------------- ------- -------------------
COMMON STOCKS (97.18%)
Advanced Materials & Products (0.08%)
Ceradyne Inc (a)(b)                                                         2,200       $             120,428
                                                                                            -------------------

Advertising Services (0.51%)
Getty Images Inc (b)                                                        15,800                     768,354
                                                                                            -------------------

Aerospace & Defense (3.17%)
Boeing Co                                                                   38,011                   3,379,558
Northrop Grumman Corp                                                       17,100                   1,269,162
Teledyne Technologies Inc (b)                                                2,800                     104,832
                                                                                            -------------------
                                                                                          4,753,552
                                                                                            -------------------
Agricultural Operations (0.22%)
Archer-Daniels-Midland Co (a)                                                8,900                     326,630
                                                                                            -------------------

Airlines (1.33%)
Alaska Air Group Inc (b)                                                    31,360                   1,194,816
Cathay Pacific Airways Ltd ADR                                              63,100                     791,905
                                                                                            -------------------
                                                                                          1,986,721
                                                                                            -------------------
Apparel Manufacturers (0.43%)
Columbia Sportswear Co (a)                                                  10,424                     649,519
                                                                                            -------------------

Applications Software (3.85%)
Actuate Corp (b)                                                            73,000                     381,060
Microsoft Corp                                                             168,730                   4,702,505
Quest Software Inc (b)                                                      42,500                     691,475
                                                                                            -------------------
                                                                                          5,775,040
                                                                                            -------------------
Athletic Footwear (1.38%)
Nike Inc (a)                                                                19,525                   2,074,726
                                                                                            -------------------

Auto - Car & Light Trucks (1.15%)
Toyota Motor Corp ADR                                                       13,500                   1,730,160
                                                                                            -------------------

Auto - Medium & Heavy Duty Trucks (1.50%)
Paccar Inc (a)                                                              30,600                   2,246,040
                                                                                            -------------------

Beverages - Non-Alcoholic (0.27%)
PepsiCo Inc                                                                  6,300                     400,428
                                                                                            -------------------

Building - Mobile Home & Manufactured Housing (0.74%)
Monaco Coach Corp (a)                                                       70,000                   1,115,100
                                                                                            -------------------

Building - Residential & Commercial (0.07%)
KB Home (a)                                                                  2,300                      98,141
                                                                                            -------------------


Building & Construction Products - Miscellaneous (0.76%)
Simpson Manufacturing Co Inc (a)                                            37,000                   1,141,080
                                                                                            -------------------

Chemicals - Specialty (0.19%)
Symyx Technologies (a)(b)                                                   15,700                     278,204
                                                                                            -------------------

Commercial Banks (3.63%)
Banner Corp                                                                 10,700                     444,585
City National Corp/Beverly Hills CA                                         17,500                   1,288,000
East West Bancorp Inc                                                       44,400                   1,632,588
Greater Bay Bancorp                                                         24,200                     650,738
Pacific Capital Bancorp (a)                                                  8,600                     276,232
UCBH Holdings Inc                                                           17,400                     323,988
UnionBanCal Corp                                                            13,000                     824,460
                                                                                            -------------------
                                                                                          5,440,591
                                                                                            -------------------
Computer Aided Design (0.13%)
Autodesk Inc (b)                                                             5,200                     195,520
                                                                                            -------------------

Computers (1.74%)
Apple Inc (b)                                                                7,800                     724,698
Hewlett-Packard Co                                                          46,900                   1,882,566
                                                                                            -------------------
                                                                                          2,607,264
                                                                                            -------------------
Computers - Integrated Systems (0.12%)
Radisys Corp (b)                                                            11,290                     184,479
                                                                                            -------------------

Computers - Memory Devices (0.15%)
Network Appliance Inc (b)                                                    6,100                     222,772
                                                                                            -------------------

Consumer Products - Miscellaneous (1.47%)
Central Garden and Pet Co (a)(b)                                            12,000                     177,240
Central Garden and Pet Co (a)(b)                                            24,000                     352,800
Clorox Co                                                                   26,170                   1,666,767
                                                                                            -------------------
                                                                                          2,196,807
                                                                                            -------------------
Cosmetics & Toiletries (1.73%)
Bare Escentuals Inc (b)                                                      1,175                      42,147
Colgate-Palmolive Co                                                        11,300                     754,727
Estee Lauder Cos Inc/The                                                    13,900                     679,015
Procter & Gamble Co                                                         17,700                   1,117,932
                                                                                            -------------------
                                                                                          2,593,821
                                                                                            -------------------
Data Processing & Management (0.39%)
Fair Isaac Corp                                                             15,300                     591,804
                                                                                            -------------------

Diagnostic Kits (0.37%)
OraSure Technologies Inc (b)                                                75,066                     551,735
                                                                                            -------------------

Dialysis Centers (0.71%)
DaVita Inc (b)                                                              20,000                   1,066,400
                                                                                            -------------------

Disposable Medical Products (0.26%)
CR Bard Inc (a)                                                              5,000                     397,550
                                                                                            -------------------

Distribution & Wholesale (0.17%)
Building Materials Holding Corp (a)                                         14,270                     258,430
                                                                                            -------------------


Diversified Manufacturing Operations (0.51%)
General Electric Co                                                         21,700                     767,312
                                                                                            -------------------

E-Commerce - Products (0.37%)
Blue Nile Inc (a)(b)                                                        13,800                     561,108
                                                                                            -------------------

E-Commerce - Services (0.08%)
eBay Inc (a)(b)                                                              3,800                     125,970
                                                                                            -------------------

Electric - Integrated (0.09%)
Edison International                                                         2,800                     137,564
                                                                                            -------------------

Electronic Components - Semiconductors (2.37%)
Agere Systems Inc (a)(b)                                                     2,500                      56,550
Intel Corp                                                                  74,230                   1,420,020
International Rectifier Corp (b)                                             5,400                     206,334
Lattice Semiconductor Corp (b)                                              73,780                     431,613
LSI Logic Corp (a)(b)                                                       31,100                     324,684
Nvidia Corp (b)                                                              8,500                     244,630
Pixelworks Inc (b)                                                          77,300                     127,545
QLogic Corp (b)                                                             23,000                     391,000
Sirf Technology Holdings Inc (a)(b)                                         12,800                     355,328
                                                                                            -------------------
                                                                                          3,557,704
                                                                                            -------------------
Electronic Forms (1.70%)
Adobe Systems Inc (a)(b)                                                    61,240                   2,553,708
                                                                                            -------------------

Electronic Measurement Instruments (1.16%)
Itron Inc (a)(b)                                                             4,600                     299,184
Tektronix Inc                                                               37,020                   1,042,483
Trimble Navigation Ltd (b)                                                  14,800                     397,232
                                                                                            -------------------
                                                                                          1,738,899
                                                                                            -------------------
Engineering - Research & Development Services (1.82%)
Jacobs Engineering Group Inc (b)                                            58,400                   2,724,360
                                                                                            -------------------

Enterprise Software & Services (0.52%)
Informatica Corp (b)                                                         7,500                     100,725
Oracle Corp (b)                                                             12,000                     217,560
Sybase Inc (a)(b)                                                           18,000                     455,040
                                                                                            -------------------
                                                                                            773,325

                                                                                            -------------------
Entertainment Software (0.47%)
Electronic Arts Inc (b)                                                     13,900                     700,004
                                                                                            -------------------

E-Services - Consulting (0.04%)
Websense Inc (a)(b)                                                          2,600                      59,774
                                                                                            -------------------

Finance - Auto Loans (0.06%)
United PanAm Financial Corp (b)                                              7,000                      87,500
                                                                                            -------------------

Finance - Investment Banker & Broker (1.84%)
Charles Schwab Corp/The                                                    130,300                   2,383,187
Goldman Sachs Group Inc/The                                                    800                     165,304
Piper Jaffray Cos (b)                                                        3,455                     214,003
                                                                                            -------------------
                                                                                          2,762,494
                                                                                            -------------------
Finance - Mortgage Loan/Banker (0.76%)
Countrywide Financial Corp (a)                                              34,100                   1,147,124
                                                                                            -------------------


Food - Retail (0.71%)
Dairy Farm International Holdings Ltd ADR                                    8,040                     154,770
Kroger Co/The                                                               25,690                     725,742
Safeway Inc                                                                  5,000                     183,200
                                                                                            -------------------
                                                                                          1,063,712
                                                                                            -------------------
Forestry (2.16%)
Plum Creek Timber Co Inc                                                    19,500                     768,690
Weyerhaeuser Co (a)                                                         33,035                   2,469,036
                                                                                            -------------------
                                                                                          3,237,726

                                                                                            -------------------
Gas - Distribution (0.85%)
Sempra Energy                                                               21,000                   1,281,210
                                                                                            -------------------

Health Care Cost Containment (0.92%)
McKesson Corp                                                               23,500                   1,375,690
                                                                                            -------------------

Hotels & Motels (2.14%)
Hilton Hotels Corp                                                          53,300                   1,916,668
Red Lion Hotels Corp (b)                                                   103,760                   1,290,774
                                                                                            -------------------
                                                                                          3,207,442
                                                                                            -------------------
Human Resources (0.75%)
AMN Healthcare Services Inc (b)                                             25,000                     565,500
Robert Half International Inc                                               15,300                     566,253
                                                                                            -------------------
                                                                                          1,131,753
                                                                                            -------------------
Industrial Automation & Robots (0.27%)
Intermec Inc (a)(b)                                                         18,000                     402,120
                                                                                            -------------------

Instruments - Scientific (2.37%)
Applera Corp - Applied Biosystems Group                                     21,500                     635,755
Dionex Corp (b)                                                             26,281                   1,789,999
FEI Co (a)(b)                                                               31,060                   1,120,024
                                                                                            -------------------
                                                                                          3,545,778
                                                                                            -------------------
Internet Application Software (0.42%)
Art Technology Group Inc (b)                                               270,040                     626,493
                                                                                            -------------------

Internet Security (0.03%)
VeriSign Inc (b)                                                             2,000                      50,240
                                                                                            -------------------

Investment Management & Advisory Services (2.24%)
Franklin Resources Inc                                                      27,800                   3,359,074
                                                                                            -------------------

Lasers - Systems & Components (0.30%)
Electro Scientific Industries Inc (a)(b)                                    23,003                     442,578
                                                                                            -------------------

Life & Health Insurance (1.63%)
Stancorp Financial Group Inc                                                49,700                   2,443,749
                                                                                            -------------------

Machinery - Material Handling (0.52%)
Cascade Corp                                                                13,000                     777,530
                                                                                            -------------------

Medical - Biomedical/Gene (2.45%)
Affymetrix Inc (a)(b)                                                        6,900                     207,483
American Oriental Bioengineering Inc (a)(b)                                  5,100                      47,889
Amgen Inc (b)                                                               28,907                   1,615,323
Genentech Inc (a)(b)                                                        19,000                   1,560,280
Martek Biosciences Corp (b)                                                 11,800                     243,316
                                                                                            -------------------
                                                                                          3,674,291
                                                                                            -------------------

Medical - Drugs (2.69%)
Abbott Laboratories                                                         20,000                   1,116,000
Allergan Inc (a)                                                            25,212                   2,793,994
Pfizer Inc                                                                   5,000                     126,300
                                                                                            -------------------
                                                                                          4,036,294
                                                                                            -------------------
Medical - Generic Drugs (0.33%)
Watson Pharmaceuticals Inc (b)                                              19,000                     502,170
                                                                                            -------------------

Medical - HMO (0.30%)
Health Net Inc (b)                                                           8,480                     456,309
                                                                                            -------------------

Medical Products (2.14%)
Accuray Inc (a)(b)                                                             375                       8,340
Johnson & Johnson                                                            3,000                     180,780
Mentor Corp (a)                                                             19,700                     906,200
Stryker Corp (a)                                                             4,100                     271,912
Varian Medical Systems Inc (a)(b)                                           34,100                   1,626,229
Zimmer Holdings Inc (b)                                                      2,600                     222,066
                                                                                            -------------------
                                                                                          3,215,527
                                                                                            -------------------
Metal Processors & Fabrication (0.85%)
Precision Castparts Corp (a)                                                12,200                   1,269,410
                                                                                            -------------------

Multimedia (1.35%)
Walt Disney Co/The                                                          58,670                   2,020,008
                                                                                            -------------------

Networking Products (2.24%)
Cisco Systems Inc (b)                                                      116,900                   2,984,457
Polycom Inc (b)                                                             11,000                     366,630
                                                                                            -------------------
                                                                                          3,351,087
                                                                                            -------------------
Non-Hazardous Waste Disposal (0.42%)
Waste Connections Inc (b)                                                   20,850                     624,249
                                                                                            -------------------

Office Supplies & Forms (0.24%)
Avery Dennison Corp                                                          5,500                     353,430
                                                                                            -------------------

Oil & Gas Drilling (0.76%)
Nabors Industries Ltd (a)(b)                                                38,400                   1,139,328
                                                                                            -------------------

Oil Company - Exploration & Production (1.55%)
Apache Corp                                                                 14,100                     996,870
Berry Petroleum Co                                                          43,200                   1,324,512
                                                                                            -------------------
                                                                                          2,321,382
                                                                                            -------------------
Oil Company - Integrated (4.45%)
Chevron Corp                                                                50,588                   3,741,489
Exxon Mobil Corp                                                             7,100                     535,695
Occidental Petroleum Corp                                                   48,600                   2,396,466
                                                                                            -------------------
                                                                                          6,673,650
                                                                                            -------------------
Property & Casualty Insurance (0.21%)
Mercury General Corp                                                         1,500                      79,560
Safeco Corp                                                                  3,500                     232,505
                                                                                            -------------------
                                                                                            312,065
                                                                                            -------------------
Publishing - Newspapers (0.41%)
McClatchy Co (a)                                                            19,450                     614,814
                                                                                            -------------------

Regional Banks (3.66%)
Bank of America Corp                                                         5,400                     275,508

Regional Banks
US Bancorp                                                                   7,100                     248,287
Wells Fargo & Co                                                           144,246                   4,966,390
                                                                                            -------------------
                                                                                          5,490,185
                                                                                            -------------------
REITS - Apartments (0.62%)
Essex Property Trust Inc                                                     7,200                     932,256
                                                                                            -------------------

REITS - Healthcare (0.94%)
Health Care Property Investors Inc (a)                                      33,300                   1,199,799
Nationwide Health Properties Inc (a)                                         6,500                     203,190
                                                                                            -------------------
                                                                                          1,402,989
                                                                                            -------------------
REITS - Warehouse & Industrial (0.88%)
AMB Property Corp                                                           22,400                   1,316,896
                                                                                            -------------------

Respiratory Products (0.64%)
Resmed Inc (a)(b)                                                           19,100                     962,067
                                                                                            -------------------

Retail - Apparel & Shoe (0.64%)
Nordstrom Inc                                                               18,000                     952,920
                                                                                            -------------------

Retail - Automobile (0.47%)
Copart Inc (b)                                                              25,000                     700,250
                                                                                            -------------------

Retail - Discount (2.04%)
Costco Wholesale Corp                                                       56,720                   3,053,805
                                                                                            -------------------

Retail - Drug Store (0.26%)
CVS/Caremark Corp                                                           11,523                     393,395
                                                                                            -------------------

Retail - Restaurants (1.71%)
McCormick & Schmick's Seafood Restaurant (b)                                   938                      25,148
Starbucks Corp (b)                                                          80,840                   2,535,142
                                                                                            -------------------
                                                                                          2,560,290
                                                                                            -------------------
Savings & Loans - Thrifts (1.23%)
Washington Federal Inc                                                      78,297                   1,836,848
                                                                                            -------------------

Semiconductor Component - Integrated Circuits (0.19%)
Exar Corp (b)                                                                6,700                      88,708
Linear Technology Corp (a)                                                   2,000                      63,180
Maxim Integrated Products Inc                                                4,500                     132,300
                                                                                            -------------------
                                                                                            284,188
                                                                                            -------------------
Semiconductor Equipment (0.81%)
Applied Materials Inc (a)                                                   26,525                     485,938
Kla-Tencor Corp (a)                                                          9,500                     506,540
Novellus Systems Inc (b)                                                     7,000                     224,140
                                                                                            -------------------
                                                                                          1,216,618
                                                                                            -------------------
Steel - Producers (1.19%)
Reliance Steel & Aluminum Co                                                 5,100                     246,840
Schnitzer Steel Industries Inc                                              38,130                   1,531,682
                                                                                            -------------------
                                                                                          1,778,522
                                                                                            -------------------
Telecommunication Services (0.01%)
Clearwire Corp (b)                                                             400                       8,188
                                                                                            -------------------

Telephone - Integrated (0.10%)
Sprint Nextel Corp (a)                                                       8,100                     153,576
                                                                                            -------------------

Therapeutics (1.08%)
Amylin Pharmaceuticals Inc (a)(b)                                            7,000                     261,520
CV Therapeutics Inc (a)(b)                                                  28,000                     220,360
Dendreon Corp (a)(b)                                                        40,000                     517,200
Gilead Sciences Inc (b)                                                      8,100                     619,650
                                                                                            -------------------
                                                                                          1,618,730
                                                                                            -------------------
Toys (0.16%)
Mattel Inc                                                                   8,700                     239,859
                                                                                            -------------------

Transactional Software (0.08%)
VeriFone Holdings Inc (b)                                                    3,300                     121,209
                                                                                            -------------------

Transport - Equipment & Leasing (0.48%)
Greenbrier Cos Inc (a)                                                      27,000                     720,900
                                                                                            -------------------

Transport - Services (1.42%)
Expeditors International Washington Inc (a)                                 51,500                   2,127,980
                                                                                            -------------------

Travel Services (0.50%)
Ambassadors Group Inc                                                       22,588                     750,825
                                                                                            -------------------

Ultra Sound Imaging Systems (0.99%)
SonoSite Inc (a)(b)                                                         52,725                   1,490,009
                                                                                            -------------------

Veterinary Diagnostics (0.68%)
VCA Antech Inc (b)                                                          28,000                   1,016,680
                                                                                            -------------------

Water (0.04%)
California Water Service Group                                               1,500                      57,480
                                                                                            -------------------

Web Portals (1.94%)
Google Inc (b)                                                               3,150                   1,443,204
Yahoo! Inc (a)(b)                                                           47,000                   1,470,630
                                                                                            -------------------
                                                                                          2,913,834
                                                                                            -------------------
Wireless Equipment (0.41%)
Qualcomm Inc                                                                14,300                     610,038
                                                                                            -------------------
TOTAL COMMON STOCKS                                                                      $         145,687,788
                                                                                            -------------------
                                                                     Principal
                                                                      Amount                       Value
                                                               -------------------- ------- -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.33%)
U.S. Treasury (0.33%)
4.75%, 2/15/2037 (a)                                                       500,000                     492,188
                                                                                            -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                    $             492,188
                                                                                            -------------------
SHORT TERM INVESTMENTS (2.53%)
Commercial Paper (2.53%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.00%, 4/ 2/2007                                                         3,795,621                   3,795,094
                                                                                            -------------------
TOTAL SHORT TERM INVESTMENTS                                                             $           3,795,094
                                                                                            -------------------
MONEY MARKET FUNDS (19.47%)
Money Center Banks (19.47%)
BNY Institutional Cash Reserve Fund (c)                                 29,184,302                  29,184,302
                                                                                            -------------------
TOTAL MONEY MARKET FUNDS                                                                 $          29,184,302
                                                                                            -------------------
Total Investments                                                                        $         179,159,372
Liabilities in Excess of Other Assets, Net - (19.51)%                                             (29,253,353)

                                                                                            -------------------
TOTAL NET ASSETS - 100.00%                                                               $         149,906,019
                                                                                            ===================
                                                                                            -------------------

                                                                                            ===================


(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                     $          49,574,662
Unrealized Depreciation                               (4,751,749)
                                               -------------------
Net Unrealized Appreciation (Depreciation)             44,822,913
Cost for federal income tax purposes                  134,336,459


Portfolio Summary (unaudited)
---------------------------------------------- -------------------
Sector                                                    Percent
---------------------------------------------- -------------------
Financial                                                  37.17%
Consumer, Non-cyclical                                     18.97%
Consumer, Cyclical                                         14.69%
Industrial                                                 14.11%
Technology                                                 12.53%
Communications                                              7.91%
Energy                                                      6.76%
Basic Materials                                             3.53%
Government                                                  2.86%
Utilities                                                   0.98%
Liabilities in Excess of Other Assets, Net              (-19.51%)
                                               -------------------
TOTAL NET ASSETS                                          100.00%
                                               ===================


Swaptions. The Accounts (with the exception of Money Market Account) may enter into options on swap agreements ("swaptions"). During the period the swaptions are open, daily changes in the value of the swaption are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Accounts recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Accounts' cost basis in the contract.

Details of swaptions open at period end are included in the Accounts' schedules of investments

The Account's schedules of investments as of March 31, 2007 have not been audited. This report is provided for the general information of the Account's shareholders. For more information regarding the Account and its holdings, please see the Account's prospectus and annual report.




ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Variable Contracts Fund, Inc.
--------------------------------------------------------------------------------

By           /s/ Ralph C. Eucher
    ----------------------------------------------------------------------------
         Ralph C. Eucher, President and CEO

Date         5/16/2007
    ---------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
   -----------------------------------------------------------------------------
         Ralph C. Eucher, President and CEO

Date         5/16/2007
     ---------------------------



By           /s/ Jill R. Brown
   -----------------------------------------------------------------------------
         Jill R. Brown, Vice President and Chief Financial Officer

Date         5/16/2007
     ---------------------------